UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                  811-07572
                                                    --------------------------

Principal Investors Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:    515-247-5476
                                                   -------------------

Date of fiscal year end: October 31, 2005
                         ---------------------------

Date of reporting period:July 31, 2005
                         ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           JULY 31, 2005 (UNAUDITED)

                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (68.20%)
ADVERTISING AGENCIES (0.07%)
 Interpublic Group
                                                                   $                       $
  6.25%; 11/15/14                                                       400,000                   363,104
  7.25%; 08/15/11                                                       500,000                   496,526
                                                                                                  859,630
ADVERTISING SERVICES (0.01%)
 Advanstar Communications
  10.75%; 08/15/10                                                      110,000                   124,850
AEROSPACE & DEFENSE (0.12%)
 Northrop Grumman
  7.00%; 03/01/06                                                       520,000                   527,746
  7.75%; 02/15/31                                                       100,000                   131,095
 Raytheon
  6.55%; 03/15/10                                                       770,000                   822,690
                                                                                                1,481,531
AEROSPACE & DEFENSE EQUIPMENT (0.10%)
 GenCorp
  9.50%; 08/15/13                                                       228,000                   246,240
 Lockheed Martin
  7.65%; 05/01/16                                                       250,000                   304,112
 TransDigm
  8.38%; 07/15/11                                                       585,000                   623,025
                                                                                                1,173,377
AGRICULTURAL OPERATIONS (0.41%)
 Bunge Limited Finance
  4.38%; 12/15/08                                                     3,614,000                 3,571,362
  5.10%; 07/15/15 /1/                                                 1,000,000                   990,979
  5.88%; 05/15/13                                                       305,000                   319,455
                                                                                                4,881,796
AIRLINES (0.07%)
 Southwest Airlines
  5.10%; 05/01/06                                                       200,542                   201,016
  5.50%; 11/01/06                                                       650,000                   657,722
                                                                                                  858,738
APPAREL MANUFACTURERS (0.04%)
 Phillips-Van Heusen
  7.75%; 11/15/23                                                       475,000                   509,438
ASSET BACKED SECURITIES (4.45%)
 Adjustable Rate Mortgage Trust
  4.03%; 02/25/35 /2/                                                 2,000,000                 2,019,734
 Bear Stearns Asset Backed Securities
  3.70%; 02/25/35 /2/                                                 3,125,000                 3,125,613
  4.06%; 03/25/34 /2/                                                 1,515,000                 1,514,936
 Chase Funding Mortgage Loan Asset Backed Certificates
  3.75%; 09/25/33 /2/                                                 1,357,407                 1,359,652
  3.96%; 09/25/33 /2/                                                 1,215,000                 1,214,320
 Countrywide Asset Backed Certificates
  3.61%; 04/25/30                                                       698,011                   694,953
  3.71%; 08/30/35 /3/ /4/                                             2,325,000                 2,325,000
  3.74%; 09/25/33 /2/                                                 2,725,000                 2,730,221
  3.78%; 08/25/32 /2/                                                   750,000                   751,008
  3.83%; 10/25/32 /2/                                                 1,837,358                 1,841,755
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ASSET BACKED SECURITIES (CONTINUED)
 Countrywide Asset Backed Certificates (continued)
                                                                   $                       $
  3.98%; 06/25/35 /2/                                                 2,800,000                 2,804,108
  4.12%; 12/25/35 /2/                                                 2,600,000                 2,598,853
 Financial Asset Securities Corp. AAA Trust
  3.75%; 02/27/35 /1/ /2/                                             1,500,000                 1,500,024
 Indymac Residential Asset Backed Trust
  3.70%; 08/25/35 /2/                                                 3,500,000                 3,497,550
 Master Asset Backed Securities Trust
  3.69%; 12/25/34 /2/                                                 2,750,000                 2,753,366
 Morgan Stanley ABS Capital I
  3.68%; 12/25/34 /2/                                                 2,100,000                 2,102,306
  3.72%; 07/25/35 /2/ /3/ /4/                                         1,800,000                 1,800,000
  4.33%; 12/25/34 /2/                                                 1,500,000                 1,504,149
 MSDWCC Heloc Trust
  3.65%; 07/25/17 /2/                                                 2,312,005                 2,312,181
 Nomura Asset Acceptance
  3.69%; 06/25/35 /2/                                                 2,671,244                 2,671,140
  3.81%; 02/25/35 /2/                                                 2,692,784                 2,701,127
 Residential Asset Mortgage Products
  3.69%; 12/25/34 /2/                                                 1,525,000                 1,527,185
  3.70%; 08/05/35                                                     3,000,000                 3,000,000
 Securitized Asset Backed Receivables Trust
  3.69%; 03/25/35 /2/                                                 2,135,000                 2,133,153
 Structured Asset Securities
  3.68%; 03/25/35 /2/                                                 2,725,000                 2,726,245
                                                                                               53,208,579
AUTO FLOOR PLAN ASSET BACKED SECURITIES (0.05%)
 CNH Wholesale Master Note Trust
  3.64%; 06/15/11 /2/ /4/                                               650,000                   650,000
AUTO-CARS & LIGHT TRUCKS (0.76%)
 DaimlerChrysler Holding
  3.61%; 03/07/07 /2/                                                 2,000,000                 1,994,132
  3.86%; 09/10/07 /2/                                                 1,200,000                 1,202,436
  4.23%; 08/08/06 /2/                                                 1,900,000                 1,913,705
  4.75%; 01/15/08                                                        75,000                    74,860
  4.88%; 06/15/10                                                     2,000,000                 1,978,130
  7.25%; 01/18/06                                                       775,000                   784,778
 Nissan Motor Acceptance
  4.63%; 03/08/10 /1/                                                 1,150,000                 1,131,968
                                                                                                9,080,009
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.20%)
 Navistar International
  6.25%; 03/01/12                                                       400,000                   394,000
  9.38%; 06/01/06                                                     1,925,000                 1,987,562
                                                                                                2,381,562
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.19%)
 Delphi Automotive Systems
  6.55%; 06/15/06                                                       625,000                   613,281
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
 Polypore International
                                                                   $                       $
  0.00%; 10/01/12 /2/ /5/                                               225,000                   135,000
 Stanadyne
  10.00%; 08/15/14                                                      375,000                   373,125
 Tenneco Automotive
  8.63%; 11/15/14                                                       275,000                   287,375
 TRW Automotive
  9.38%; 02/15/13                                                       300,000                   336,000
 United Components
  9.38%; 06/15/13                                                       500,000                   515,000
                                                                                                2,259,781
AUTOMOBILE SEQUENTIAL (0.64%)
 Capital Auto Receivables Asset Trust
  3.79%; 06/15/10 /2/                                                 1,070,000                 1,076,265
  3.92%; 11/16/09                                                     2,000,000                 1,961,586
 Ford Credit Auto Owner Trust
  3.88%; 01/15/10                                                     2,675,000                 2,620,513
 M&I Auto Loan Trust
  3.04%; 10/20/08                                                       250,000                   248,740
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                                        98,005                    97,910
 WFS Financial Owner Trust
  4.42%; 05/17/13 /4/                                                 1,600,000                 1,594,250
                                                                                                7,599,264
BEVERAGES-NON-ALCOHOLIC (0.12%)
 Bottling Group
  4.63%; 11/15/12                                                       110,000                   109,315
 Coca-Cola HBC Finance
  5.13%; 09/17/13                                                       345,000                   351,520
 PepsiAmericas
  5.00%; 05/15/17                                                       935,000                   926,874
                                                                                                1,387,709
BEVERAGES-WINE & SPIRITS (0.02%)
 Diageo Capital
  3.38%; 03/20/08                                                       200,000                   194,746
BREWERY (0.57%)
 Cia Brasileira de Bebidas
  8.75%; 09/15/13                                                       220,000                   259,050
  10.50%; 12/15/11                                                    1,175,000                 1,459,938
 Coors Brewing
  6.38%; 05/15/12                                                     1,750,000                 1,866,527
 FBG Finance
  5.13%; 06/15/15 /1/                                                 1,825,000                 1,793,167
 Miller Brewing
  5.50%; 08/15/13 /1/                                                 1,350,000                 1,386,991
                                                                                                6,765,673
BROADCASTING SERVICES & PROGRAMMING (0.03%)
 Grupo Televisa
  8.50%; 03/11/32                                                       260,000                   308,179
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.44%)
 Associated Materials
  0.00%; 03/01/14 /2/ /5/                                               710,000                   450,850
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (CONTINUED)
 CRH America
                                                                   $                       $
  5.30%; 10/15/13                                                       135,000                   137,142
  6.40%; 10/15/33                                                       345,000                   383,340
  6.95%; 03/15/12                                                     1,200,000                 1,325,206
 Interline Brands
  11.50%; 05/15/11                                                      400,000                   444,000
 Masco
  3.62%; 03/09/07 /1/ /2/                                             1,400,000                 1,403,063
  4.80%; 06/15/15                                                     1,140,000                 1,109,353
                                                                                                5,252,954
BUILDING PRODUCTS-AIR & HEATING (0.02%)
 York International
  6.63%; 08/15/06                                                       235,000                   239,515
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.02%)
 Hanson Overseas
  6.75%; 09/15/05                                                       235,000                   235,746
BUILDING PRODUCTS-WOOD (0.03%)
 Ainsworth Lumber
  6.75%; 03/15/14                                                       175,000                   160,562
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                                       205,000                   199,027
                                                                                                  359,589
BUILDING-RESIDENTIAL & COMMERCIAL (0.18%)
 Beazer Homes
  8.38%; 04/15/12                                                       800,000                   859,000
 KB Home
  7.75%; 02/01/10                                                       340,000                   360,043
 Ryland Group
  9.75%; 09/01/10                                                       885,000                   928,118
                                                                                                2,147,161
CABLE TV (1.15%)
 Charter Communications
  8.38%; 04/30/14 /1/                                                   650,000                   658,125
 Comcast
  5.50%; 03/15/11                                                     2,070,000                 2,129,811
  7.05%; 03/15/33                                                       500,000                   581,347
 Comcast Cable Communications
  8.38%; 05/01/07                                                       500,000                   532,014
 Cox Communications
  3.95%; 12/14/07 /2/                                                 1,500,000                 1,507,746
  4.63%; 01/15/10                                                     2,205,000                 2,167,149
  4.63%; 06/01/13                                                       355,000                   339,326
  5.50%; 10/01/15                                                       165,000                   165,624
  6.75%; 03/15/11                                                       305,000                   326,944
  7.13%; 10/01/12                                                     2,050,000                 2,265,055
 EchoStar DBS
  6.63%; 10/01/14                                                     1,200,000                 1,191,000
  9.13%; 01/15/09                                                       504,000                   535,500
 Kabel Deutschland
  10.63%; 07/01/14 /1/                                                  650,000                   718,250
 TCI Communications
  8.00%; 08/01/05                                                       580,000                   580,000
                                                                                               13,697,891
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CASINO HOTELS (0.31%)
 Boyd Gaming
                                                                   $                       $
  9.25%; 08/01/09                                                     1,250,000                 1,307,813
 Harrah's Operating
  5.50%; 07/01/10                                                     1,060,000                 1,078,623
  5.63%; 06/01/15 /1/                                                   860,000                   871,252
 Turning Stone Casino Resort Enterprise
  9.13%; 12/15/10 /1/                                                   400,000                   424,000
                                                                                                3,681,688
CELLULAR TELECOMMUNICATIONS (0.99%)
 America Movil
  5.50%; 03/01/14                                                     1,345,000                 1,330,467
  5.75%; 01/15/15                                                       600,000                   602,582
  6.38%; 03/01/35                                                       800,000                   777,681
 AT&T Wireless Services
  8.13%; 05/01/12                                                     1,545,000                 1,824,752
  8.75%; 03/01/31                                                       525,000                   725,307
 Nextel Communications
  5.95%; 03/15/14                                                     1,000,000                 1,033,750
  7.38%; 08/01/15                                                       875,000                   942,812
 Rural Cellular
  8.25%; 03/15/12                                                       275,000                   291,844
 Telus
  7.50%; 06/01/07                                                     1,860,000                 1,956,024
  8.00%; 06/01/11                                                       825,000                   952,578
 Verizon Wireless Capital
  5.38%; 12/15/06                                                     1,395,000                 1,414,251
                                                                                               11,852,048
CHEMICALS-DIVERSIFIED (0.50%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                                       240,000                   242,922
  7.00%; 03/15/11                                                       920,000                 1,009,423
 Equistar Chemicals/Equistar Funding
  10.63%; 05/01/11                                                      125,000                   139,375
 ICI Wilmington I
  5.63%; 12/01/13                                                       875,000                   889,752
 Lyondell Chemical
  9.50%; 12/15/08                                                       770,000                   817,163
  9.88%; 05/01/07                                                     2,800,000                 2,877,000
                                                                                                5,975,635
CHEMICALS-SPECIALTY (0.20%)
 Acetex
  10.88%; 08/01/09                                                      800,000                   844,000
 Hercules
  6.75%; 10/15/29                                                       400,000                   399,500
 Nalco
  8.88%; 11/15/13                                                       425,000                   463,250
 Rhodia
  7.63%; 06/01/10                                                       250,000                   242,500
 Westlake Chemical
  8.75%; 07/15/11                                                       452,000                   490,985
                                                                                                2,440,235
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COAL (0.09%)
 Alpha Natural Resources
                                                                   $                       $
  10.25%; 06/01/12                                                      710,000                   788,100
 Massey Energy
  6.63%; 11/15/10                                                       300,000                   309,750
                                                                                                1,097,850
COATINGS & PAINT (0.07%)
 Resolution Performance Products
  8.00%; 12/15/09                                                       400,000                   416,500
 Valspar
  6.00%; 05/01/07                                                       465,000                   474,774
                                                                                                  891,274
COMMERCIAL BANKS (0.76%)
 American Express Centurion Bank
  3.51%; 07/19/07 /2/                                                 2,000,000                 2,002,274
 Key Bank National Association
  3.36%; 11/03/09 /2/                                                 3,000,000                 3,000,237
 Royal Bank of Scotland Group
  5.00%; 10/01/14                                                       220,000                   221,776
 Synovus Financial
  5.13%; 06/15/17 /1/                                                 1,080,000                 1,071,889
 U.S. Bank
  6.38%; 08/01/11                                                       275,000                   298,656
 Union Planters Bank
  5.13%; 06/15/07                                                       310,000                   313,407
 United Overseas Bank
  4.50%; 07/02/13 /1/                                                   325,000                   312,337
 Wachovia Bank
  4.88%; 02/01/15                                                     1,415,000                 1,405,434
  7.80%; 08/18/10                                                       385,000                   439,308
                                                                                                9,065,318
COMMERCIAL MORTGAGE BACKED SECURITY (0.33%)
 Bear Stearns Alt-A Trust
  3.74%; 07/25/35 /2/ /4/                                             1,426,475                 1,425,917
 Structured Adjustable Rate Mortgage Loan Trust
  3.71%; 03/25/35 /2/                                                 2,525,000                 2,522,559
                                                                                                3,948,476
COMMERCIAL SERVICES (0.15%)
 Iron Mountain
  6.63%; 01/01/16                                                       325,000                   309,562
  8.25%; 07/01/11                                                     1,175,000                 1,192,625
 Quintiles Transnational
  10.00%; 10/01/13                                                      250,000                   278,750
                                                                                                1,780,937
COMPUTER SERVICES (0.18%)
 Affiliated Computer Services
  5.20%; 06/01/15                                                     1,140,000                 1,104,141
 Sungard Data Systems
  9.13%; 08/11/13 /1/ /3/                                               425,000                   441,469
 Unisys
  7.88%; 04/01/08                                                       600,000                   603,000
                                                                                                2,148,610
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (0.01%)
 NCR
                                                                   $                       $
  7.13%; 06/15/09                                                       100,000                   106,574
CONTAINERS-METAL & GLASS (0.11%)
 Crown European Holdings
  9.50%; 03/01/11                                                       400,000                   440,000
 Owens-Brockway
  8.75%; 11/15/12                                                       750,000                   818,437
                                                                                                1,258,437
CONTAINERS-PAPER & PLASTIC (0.07%)
 Intertape Polymer Group
  8.50%; 08/01/14                                                       500,000                   490,080
 Jefferson Smurfit
  7.50%; 06/01/13                                                       400,000                   385,000
                                                                                                  875,080
CREDIT CARD ASSET BACKED SECURITIES (2.72%)
 American Express Credit Account Master Trust
  3.47%; 09/15/11 /2/                                                   600,000                   602,361
 Bank One Issuance Trust
  3.54%; 03/15/12 /2/                                                 3,550,000                 3,569,813
  3.59%; 05/17/10                                                     1,000,000                   984,886
 Capital One Multi-Asset
  Execution Trust
  3.61%; 12/15/09 /2/                                                 1,690,000                 1,692,251
 Chase Credit Card Master Trust
  3.59%; 05/15/09 /2/                                                 2,250,000                 2,249,564
  3.72%; 01/17/11 /2/                                                 3,100,000                 3,116,101
  3.74%; 10/15/10 /2/                                                 1,550,000                 1,558,328
  3.74%; 02/15/11 /2/                                                 2,500,000                 2,518,860
 Citibank Credit Card Issuance Trust
  3.65%; 05/20/11 /2/                                                 2,300,000                 2,304,108
  3.80%; 06/25/09 /2/                                                 3,250,000                 3,260,416
 Citibank Credit Card Master Trust I
  3.67%; 03/10/11 /2/                                                 1,875,000                 1,882,089
 Citibank Omni-S Master Trust
  7.00%; 09/16/09                                                     2,525,000                 2,535,055
 Discover Card Master Trust I
  5.75%; 12/15/08                                                     1,000,000                 1,013,388
 First USA Credit Card Master Trust
  3.77%; 04/18/11 /2/                                                 3,650,000                 3,675,572
 MBNA Credit Card Master
  Note Trust
  3.60%; 10/15/09 /2/                                                 1,600,000                 1,606,928
                                                                                               32,569,720
DATA PROCESSING & MANAGEMENT (0.03%)
 Certegy
  4.75%; 09/15/08                                                       325,000                   326,611
DENTAL SUPPLIES & EQUIPMENT (0.01%)
 Sybron Dental Specialties
  8.13%; 06/15/12                                                       100,000                   107,500
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIALYSIS CENTERS (0.03%)
 DaVita
                                                                   $                       $
  7.25%; 03/15/15 /1/                                                   400,000                   414,000
DISTRIBUTION-WHOLESALE (0.12%)
 Ingram Micro
  9.88%; 08/15/08                                                     1,415,000                 1,485,750
DIVERSIFIED FINANCIAL SERVICES (0.20%)
 General Electric Capital
  4.25%; 12/01/10                                                       735,000                   722,320
  4.63%; 09/15/09                                                       285,000                   285,383
  6.75%; 03/15/32                                                       125,000                   149,878
 NiSource Finance
  3.20%; 11/01/06                                                       565,000                   557,634
  7.63%; 11/15/05                                                       730,000                   737,277
                                                                                                2,452,492
DIVERSIFIED MANUFACTURING OPERATIONS (0.28%)
 General Electric
  5.00%; 02/01/13                                                       840,000                   849,967
 Invensys
  9.88%; 03/15/11 /1/                                                   125,000                   123,125
 J.B. Poindexter
  8.75%; 03/15/14                                                       400,000                   364,000
 Tyco International Group
  6.38%; 02/15/06                                                       665,000                   672,430
  6.38%; 10/15/11                                                       715,000                   774,542
  6.88%; 01/15/29                                                       500,000                   588,484
                                                                                                3,372,548
DIVERSIFIED MINERALS (0.04%)
 Vale Overseas
  9.00%; 08/15/13                                                       420,000                   492,450
DIVERSIFIED OPERATIONS (0.10%)
 Noble Group
  6.63%; 03/17/15 /1/                                                 1,285,000                 1,187,735
E-COMMERCE-PRODUCTS (0.02%)
 FTD
  7.75%; 02/15/14                                                       225,000                   227,250
ELECTRIC-GENERATION (0.12%)
 CE Casecnan Water & Energy
  11.45%; 11/15/05                                                      169,354                   171,047
 Korea East-West Power
  4.88%; 04/21/11 /1/                                                   280,000                   277,750
 Tenaska Oklahoma
  6.53%; 12/30/14 /1/                                                   490,038                   478,444
 Tenaska Virginia Partners
  6.12%; 03/30/24 /1/                                                   508,695                   530,335
                                                                                                1,457,576
ELECTRIC-INTEGRATED (3.11%)
 Alabama Power
  3.48%; 08/25/09 /2/                                                 1,000,000                 1,001,139
 Appalachian Power
  3.81%; 06/29/07 /2/                                                 2,500,000                 2,506,200
 Arizona Public Service
  5.80%; 06/30/14                                                       555,000                   583,156
  6.50%; 03/01/12                                                       600,000                   655,723
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Carolina Power & Light
                                                                   $                       $
  6.50%; 07/15/12                                                       200,000                   217,375
  6.65%; 04/01/08                                                       200,000                   209,740
 Centerpoint Energy
  5.88%; 06/01/08                                                       355,000                   363,924
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                                       145,000                   140,445
 Columbus Southern Power
  6.85%; 10/03/05                                                       355,000                   356,658
 Constellation Energy Group
  6.13%; 09/01/09                                                       175,000                   183,646
 Consumers Energy
  4.25%; 04/15/08                                                       140,000                   138,450
 Dayton Power & Light
  5.63%; 10/01/13                                                       600,000                   607,180
 Dominion Resources
  3.57%; 05/15/06 /2/                                                 2,345,000                 2,350,119
  8.13%; 06/15/10                                                       725,000                   823,208
 Entergy Gulf States
  3.60%; 06/01/08                                                       345,000                   334,606
 Exelon
  4.45%; 06/15/10                                                       575,000                   566,181
  6.75%; 05/01/11                                                       355,000                   387,428
 FirstEnergy
  5.50%; 11/15/06                                                       400,000                   405,104
  6.45%; 11/15/11                                                     1,505,000                 1,618,435
 FPL Group Capital
  3.25%; 04/11/06                                                       560,000                   556,515
 Georgia Power
  3.45%; 02/17/09 /2/                                                 2,650,000                 2,655,470
 Indianapolis Power & Light
  7.38%; 08/01/07                                                       620,000                   649,167
 Inergy
  6.88%; 12/15/14 /1/                                                   375,000                   367,500
 Jersey Central Power & Light
  5.63%; 05/01/16                                                       260,000                   271,731
 MidAmerican Energy Holdings
  3.50%; 05/15/08                                                       975,000                   942,070
  4.63%; 10/01/07                                                       380,000                   379,707
 MSW Energy Holdings II
  7.38%; 09/01/10                                                       350,000                   364,000
 Northeast Utilities
  3.30%; 06/01/08                                                       460,000                   441,009
 Northern States Power
  5.25%; 07/15/35                                                       770,000                   762,630
 Ohio Power
  4.85%; 01/15/14                                                       510,000                   502,902
 Oncor Electric Delivery
  6.38%; 05/01/12                                                       500,000                   540,565
  7.25%; 01/15/33                                                       115,000                   139,876
 Pepco Holdings
  3.75%; 02/15/06                                                     1,070,000                 1,067,083
 Pinnacle West Energy
  4.00%; 04/01/07 /1/ /2/                                             1,040,000                 1,040,064
 Power Contract Financing
  5.20%; 02/01/06 /1/                                                   174,328                   175,149
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 PPL Energy Supply
                                                                   $                       $
  5.40%; 08/15/14                                                       735,000                   744,205
  6.40%; 11/01/11                                                        50,000                    53,755
 Progress Energy
  6.75%; 03/01/06                                                       534,000                   541,149
 PSEG Power
  3.75%; 04/01/09                                                     2,750,000                 2,651,643
  6.88%; 04/15/06                                                       900,000                   915,297
  6.95%; 06/01/12                                                     1,300,000                 1,442,297
 PSI Energy
  5.00%; 09/15/13                                                       325,000                   325,326
 Puget Energy
  3.36%; 06/01/08                                                       350,000                   337,449
 Southern California Edison
  5.00%; 01/15/14                                                       500,000                   503,274
  5.00%; 01/15/16                                                       980,000                   978,867
  5.35%; 07/15/35                                                       925,000                   921,684
 TXU Energy
  6.13%; 03/15/08                                                     2,805,000                 2,893,178
 Virginia Electric & Power
  4.50%; 12/15/10                                                       325,000                   319,273
  5.75%; 03/31/06                                                       225,000                   227,124
                                                                                               37,158,676
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.11%)
 Celestica
  7.63%; 07/01/13                                                       100,000                   101,000
  7.88%; 07/01/11                                                       425,000                   437,750
 Communications & Power Industries
  8.00%; 02/01/12                                                       250,000                   257,500
 Flextronics International
  6.50%; 05/15/13                                                       450,000                   463,500
                                                                                                1,259,750
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.10%)
 Amkor Technology
  9.25%; 02/15/08                                                       425,000                   401,625
 Freescale Semiconductor
  6.88%; 07/15/11                                                       300,000                   316,500
 STATS ChipPAC
  7.50%; 07/19/10 /1/                                                   500,000                   501,250
                                                                                                1,219,375
ELECTRONIC CONNECTORS (0.13%)
 Thomas & Betts
  6.50%; 01/15/06                                                     1,500,000                 1,512,627
EXPORT/IMPORT BANK (0.06%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                                       740,000                   732,592
FEDERAL & FEDERALLY SPONSORED CREDIT (0.05%)
 Federal Farm Credit Bank
  7.25%; 06/12/07                                                       180,000                   189,732
 Housing Urban Development
  2.99%; 08/01/05                                                       450,000                   450,000
                                                                                                  639,732
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FIDUCIARY BANKS (0.16%)
 State Street Capital Trust II
                                                                   $                       $
  3.77%; 02/15/08 /2/                                                 1,975,000                 1,975,446
FILTRATION & SEPARATION PRODUCTS (0.02%)
 Polypore
  8.75%; 05/15/12                                                       250,000                   241,875
FINANCE-AUTO LOANS (0.34%)
 Ford Motor Credit
  6.13%; 01/09/06                                                       625,000                   627,514
  6.50%; 01/25/07                                                       905,000                   914,468
  6.88%; 02/01/06                                                       160,000                   161,588
 General Motors Acceptance
  4.87%; 10/20/05 /2/                                                 1,550,000                 1,552,224
  6.15%; 04/05/07                                                       625,000                   624,583
 Toyota Motor Credit
  2.80%; 01/18/06                                                       250,000                   248,591
                                                                                                4,128,968
FINANCE-COMMERCIAL (0.62%)
 Caterpillar Financial Services
  3.69%; 07/27/07 /2/                                                 3,000,000                 3,000,000
 CIT Group
  3.47%; 02/15/07 /2/                                                   875,000                   876,801
 Textron Financial
  3.47%; 08/29/06 /2/                                                 1,500,000                 1,501,732
  3.90%; 10/06/06 /2/                                                 2,000,000                 2,006,850
                                                                                                7,385,383
FINANCE-CONSUMER LOANS (1.27%)
 American General Finance
  4.88%; 05/15/10                                                     1,575,000                 1,570,003
  4.88%; 07/15/12                                                       830,000                   822,292
 Household Finance
  3.55%; 11/16/09 /2/                                                 3,275,000                 3,286,233
  4.13%; 12/15/08                                                       900,000                   884,867
  4.13%; 11/16/09                                                     1,450,000                 1,415,948
  4.63%; 01/15/08                                                       100,000                   100,193
  4.75%; 07/15/13                                                       430,000                   421,458
  5.75%; 01/30/07                                                       700,000                   713,891
  7.00%; 05/15/12                                                     2,095,000                 2,333,583
 HSBC Finance
  6.38%; 10/15/11                                                       110,000                   117,895
 SLM
  3.83%; 07/27/09 /2/ /4/                                             3,500,000                 3,498,722
                                                                                               15,165,085
FINANCE-CREDIT CARD (0.66%)
 Capital One Bank
  5.00%; 06/15/09                                                     2,165,000                 2,182,764
  5.13%; 02/15/14                                                       425,000                   423,728
  6.88%; 02/01/06                                                     2,935,000                 2,973,088
 Capital One Financial
  4.80%; 02/21/12                                                       415,000                   406,949
 MBNA
  3.64%; 05/05/08 /2/                                                 1,875,000                 1,890,495
                                                                                                7,877,024
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (3.94%)
 BCP Crystal U.S. Holdings
                                                                   $                       $
  9.63%; 06/15/14                                                       255,000                   288,150
 Bear Stearns
  3.00%; 03/30/06                                                       780,000                   774,453
  3.64%; 09/09/09 /2/                                                 1,500,000                 1,504,416
  3.98%; 01/30/09 /2/                                                 1,000,000                 1,004,542
 Citigroup
  3.42%; 05/18/10 /2/                                                 5,550,000                 5,557,215
  5.00%; 09/15/14                                                       415,000                   415,526
  5.88%; 02/22/33                                                       230,000                   242,494
  6.63%; 06/15/32                                                       470,000                   541,530
 Credit Suisse First Boston
  3.84%; 01/15/10 /2/                                                 1,500,000                 1,504,668
 E*Trade Financial
  8.00%; 06/15/11                                                       500,000                   531,250
 Goldman Sachs Group
  3.54%; 03/02/10 /2/                                                 1,500,000                 1,497,211
  3.88%; 01/15/09                                                       600,000                   585,389
  3.98%; 07/23/09 /2/                                                 2,000,000                 2,010,154
  5.13%; 01/15/15                                                     2,160,000                 2,163,653
  5.15%; 01/15/14                                                       305,000                   306,903
  5.25%; 04/01/13                                                       735,000                   748,703
  5.25%; 10/15/13                                                       175,000                   177,514
  6.60%; 01/15/12                                                     1,445,000                 1,576,632
  6.65%; 05/15/09                                                        75,000                    80,073
 JP Morgan Chase
  3.55%; 03/09/09 /2/                                                 2,000,000                 2,005,088
  4.75%; 03/01/15                                                     2,150,000                 2,102,061
  5.25%; 05/01/15                                                     3,275,000                 3,307,688
 Lazard Group
  7.13%; 05/15/15 /1/                                                 1,200,000                 1,194,550
 Lehman Brothers Holdings
  3.48%; 11/10/09 /2/                                                 3,000,000                 3,008,133
  4.80%; 03/13/14                                                       795,000                   787,735
 Merrill Lynch
  3.44%; 02/05/10 /2/                                                 1,500,000                 1,501,459
  3.47%; 02/06/09 /2/                                                 2,275,000                 2,281,520
  5.45%; 07/15/14                                                       450,000                   466,097
 Morgan Stanley
  0.90%; 04/15/34 /1/ /2/                                             4,670,060                   125,130
  3.88%; 01/15/10 /2/                                                 3,925,000                 3,936,379
  4.75%; 04/01/14                                                     3,825,000                 3,717,908
  5.30%; 03/01/13                                                       455,000                   464,828
  6.75%; 04/15/11                                                       465,000                   506,201
 Refco Finance Holdings
  9.00%; 08/01/12                                                       225,000                   243,000
                                                                                               47,158,253
FINANCE-LEASING COMPANY (0.18%)
 Boeing Capital
  5.65%; 05/15/06                                                       200,000                   202,572
 International Lease Finance
  4.00%; 01/15/10 /2/                                                 2,000,000                 1,996,094
                                                                                                2,198,666
FINANCE-MORTGAGE LOAN/BANKER (4.93%)
 Countrywide Home Loan
  3.52%; 11/16/07 /2/                                                   750,000                   750,813
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Countrywide Home Loan (continued)
                                                                   $                       $
  3.82%; 06/02/06 /2/                                                 2,275,000                 2,281,679
  4.25%; 12/19/07                                                       240,000                   238,106
  4.50%; 01/25/33                                                        86,501                    85,800
  4.60%; 12/19/33 /2/                                                 1,000,000                   971,625
  5.50%; 02/01/07                                                       255,000                   258,744
 Federal Home Loan Bank System
  3.88%; 06/14/13                                                       550,000                   526,839
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                                     2,025,000                 1,936,828
  3.57%; 02/15/30 /2/                                                 1,588,345                 1,593,418
  3.57%; 05/15/30 /2/                                                 1,259,807                 1,263,493
  3.67%; 06/15/23 /2/                                                 2,316,863                 2,334,020
  3.69%; 06/15/18 /2/                                                 1,933,770                 1,938,801
  4.50%; 07/15/13 /6/                                                 7,500,000                 7,490,108
  4.63%; 05/28/13                                                       925,000                   901,661
  4.75%; 10/11/12                                                       850,000                   846,637
  4.75%; 05/06/13                                                     1,150,000                 1,128,508
  5.13%; 11/07/13                                                       600,000                   601,225
  6.25%; 07/15/32                                                     4,550,000                 5,502,351
  6.75%; 03/15/31                                                     1,303,000                 1,659,301
 Federal National Mortgage Association
  2.30%; 03/28/06                                                       675,000                   667,607
  2.88%; 05/19/08                                                       825,000                   794,463
  3.66%; 01/25/23 /2/                                                 2,380,561                 2,380,168
  3.70%; 11/01/07                                                     1,870,000                 1,842,408
  3.71%; 11/25/22 /2/                                                 1,848,446                 1,850,341
  3.71%; 03/25/35 /2/                                                 1,467,538                 1,468,203
  3.76%; 02/25/18 /2/                                                 1,634,955                 1,638,995
  3.76%; 02/25/32 /2/                                                 2,200,000                 2,207,990
  3.88%; 11/17/08                                                     1,275,000                 1,255,443
  4.75%; 02/21/13                                                     1,350,000                 1,336,423
  5.25%; 01/15/09                                                       350,000                   360,368
  6.00%; 05/15/11                                                        75,000                    80,697
  6.25%; 05/15/29                                                     1,000,000                 1,196,249
  7.25%; 01/15/10                                                       250,000                   278,502
  7.25%; 05/15/30                                                     2,900,000                 3,892,110
 Federal National Mortgage Association Whole Loan
  3.66%; 05/25/35 /2/                                                 3,344,938                 3,343,158
 Residential Capital
  4.84%; 06/29/07 /1/ /2/                                             2,025,000                 2,027,106
                                                                                               58,930,188
FINANCE-OTHER SERVICES (0.06%)
 American Real Estate Partners/American Real Estate Finance
  7.13%; 02/15/13 /1/                                                   250,000                   253,750
 Athena Neurosciences Finance
  7.25%; 02/21/08                                                       500,000                   478,750
                                                                                                  732,500
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-FLOUR & GRAIN (0.03%)
 Burns Philp Capital Property
  9.50%; 11/15/10                                                  $    325,000            $      355,875
FOOD-MISCELLANEOUS/DIVERSIFIED (0.17%)
 Corn Products International
  8.45%; 08/15/09                                                       470,000                   526,735
 Kraft Foods
  4.63%; 11/01/06                                                     1,525,000                 1,529,709
                                                                                                2,056,444
FOOD-RETAIL (0.20%)
 Delhaize America
  7.38%; 04/15/06                                                       685,000                   698,207
 Safeway
  6.50%; 03/01/11                                                     1,160,000                 1,236,524
  7.00%; 09/15/07                                                       440,000                   458,861
                                                                                                2,393,592
FOOD-WHOLESALE & DISTRIBUTION (0.01%)
 Sysco International
  6.10%; 06/01/12                                                       100,000                   108,117
GAS-DISTRIBUTION (0.18%)
 Sempra Energy
  4.75%; 05/15/09                                                       675,000                   672,507
  6.95%; 12/01/05                                                     1,475,000                 1,488,660
                                                                                                2,161,167
HOME DECORATION PRODUCTS (0.03%)
 Newell Rubbermaid
  4.00%; 05/01/10                                                       195,000                   185,812
  4.63%; 12/15/09                                                       180,000                   177,510
                                                                                                  363,322
HOME EQUITY-OTHER (3.84%)
 ACE Securities
  3.57%; 07/25/35 /2/                                                 3,600,000                 3,599,474
  3.69%; 03/25/35 /2/                                                 1,050,000                 1,050,719
  3.70%; 05/25/35 /2/ /4/                                             1,115,000                 1,115,000
 Asset Backed Funding Certificates
  3.72%; 02/25/35 /2/                                                 2,032,258                 2,030,947
 CDC Mortgage Capital Trust
  4.03%; 06/25/34 /2/                                                   700,000                   700,454
 First NLC Trust
  3.79%; 05/25/35 /2/                                                 1,939,165                 1,934,743
 First-Citizens Home Equity Loan
  3.60%; 09/15/22 /1/ /2/                                             2,613,859                 2,613,399
 JP Morgan Mortgage Acquisition
  3.72%; 06/25/35 /2/ /3/ /4/                                         3,500,000                 3,500,000
 Long Beach Mortgage Loan Trust
  3.96%; 02/25/35 /2/                                                 3,000,000                 3,011,526
  3.99%; 06/25/34 /2/                                                   450,000                   451,095
 Option One Mortgage Loan Trust
  3.68%; 05/25/35 /2/                                                 3,000,000                 2,996,655
  3.70%; 02/25/35 /2/                                                 2,500,000                 2,504,088
  3.76%; 11/25/34 /2/                                                   650,000                   651,383
  3.99%; 05/25/34 /2/                                                 1,250,000                 1,251,183
  4.46%; 02/25/35 /2/                                                   600,000                   602,961
  4.51%; 05/25/34 /2/                                                 1,250,000                 1,249,994
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 Saxon Asset Securities Trust
  3.68%; 03/25/35 /2/                                              $  2,825,000            $    2,827,288
  3.80%; 12/26/34 /2/                                                 2,000,000                 2,007,572
  3.98%; 03/25/35 /2/                                                 2,500,000                 2,492,203
  4.59%; 03/25/35 /2/                                                 1,800,000                 1,815,739
 Specialty Underwriting & Residential Finance
  3.69%; 12/25/35 /2/                                                 2,500,000                 2,499,380
  3.69%; 03/25/36 /2/                                                 2,700,000                 2,697,997
  3.97%; 02/25/35 /2/                                                 1,135,000                 1,135,320
 Wells Fargo Home Equity Trust
  3.96%; 04/25/34 /2/                                                 1,140,000                 1,139,993
                                                                                               45,879,113
HOME EQUITY-SEQUENTIAL (1.96%)
 Ameriquest Mortgage Securities
  3.69%; 07/25/35 /2/                                                 1,750,000                 1,749,928
  3.76%; 03/25/35 /2/                                                 2,011,789                 2,013,384
  4.37%; 10/25/33                                                     1,500,000                 1,497,087
 New Century Home Equity Loan Trust
  3.75%; 03/25/35 /2/                                                 3,108,461                 3,111,486
  4.18%; 01/25/34 /2/                                                 1,500,000                 1,506,646
 Residential Asset Securities
  3.28%; 08/25/29                                                       850,000                   842,363
  3.66%; 05/25/35 /2/                                                 2,475,000                 2,473,008
  3.66%; 06/25/35 /2/                                                 3,750,000                 3,748,144
  3.90%; 10/25/33 /2/                                                 1,700,000                 1,706,042
  4.05%; 12/25/33 /2/                                                 2,000,000                 2,005,916
  4.61%; 03/25/35 /2/                                                 1,050,000                 1,049,242
  4.70%; 10/25/31                                                     1,500,000                 1,498,027
  5.26%; 04/25/32 /2/                                                   240,180                   241,083
                                                                                               23,442,356
HOTELS & MOTELS (0.08%)
 HMH Properties
  7.88%; 08/01/08                                                       896,000                   909,440
INDEPENDENT POWER PRODUCER (0.02%)
 Reliant Energy
  6.75%; 12/15/14                                                       200,000                   197,000
INDUSTRIAL AUTOMATION & ROBOTS (0.04%)
 UNOVA
  7.00%; 03/15/08                                                       450,000                   450,000
INDUSTRIAL GASES (0.02%)
 Praxair
  6.50%; 03/01/08                                                       235,000                   244,761
INSURANCE BROKERS (0.11%)
 Marsh & McLennan
  3.71%; 07/13/07 /2/                                                 1,275,000                 1,266,076
INVESTMENT COMPANIES (0.14%)
 Canadian Oil Sands
  4.80%; 08/10/09 /1/                                                 1,700,000                 1,688,591
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (0.70%)
 Hartford Life Global Funding Trusts
  3.58%; 09/15/09 /2/                                              $  3,475,000            $    3,473,318
 Nationwide Financial Services
  5.63%; 02/13/15                                                       105,000                   107,324
 Pacific Life Global Funding
  6.60%; 06/22/11 /1/                                                 2,500,000                 2,498,250
 Sun Life Financial Global Funding
  3.67%; 07/06/10 /1/ /2/                                             1,750,000                 1,748,322
 Torchmark
  6.25%; 12/15/06                                                       500,000                   511,106
                                                                                                8,338,320
LINEN SUPPLY & RELATED ITEMS (0.01%)
 Cintas
  5.13%; 06/01/07                                                       175,000                   177,039
MACHINERY TOOLS & RELATED PRODUCTS (0.14%)
 Kennametal
  7.20%; 06/15/12                                                     1,525,000                 1,672,927
MACHINERY-CONSTRUCTION & MINING (0.05%)
 Terex
  9.25%; 07/15/11                                                       600,000                   652,500
MACHINERY-FARM (0.02%)
 Case New Holland
  9.25%; 08/01/11                                                       200,000                   216,500
MACHINERY-MATERIAL HANDLING (0.05%)
 Columbus McKinnon
  10.00%; 08/01/10                                                      550,000                   602,250
MEDICAL INFORMATION SYSTEM (0.04%)
 NDCHealth
  10.50%; 12/01/12                                                      475,000                   514,188
MEDICAL PRODUCTS (0.04%)
 Medical Device Manufacturing
  10.00%; 07/15/12                                                      400,000                   430,000
MEDICAL-DRUGS (0.09%)
 Biovail
  7.88%; 04/01/10                                                       500,000                   516,250
 Schering-Plough
  5.55%; 12/01/13 /2/                                                   570,000                   591,727
                                                                                                1,107,977
MEDICAL-GENERIC DRUGS (0.04%)
 Alpharma
  8.63%; 05/01/11 /1/                                                   525,000                   519,750
MEDICAL-HMO (0.36%)
 Anthem
  4.88%; 08/01/05                                                       930,000                   930,000
 Coventry Health Care
  5.88%; 01/15/12                                                     2,867,000                 2,938,675
 Pacificare Health Systems
  10.75%; 06/01/09                                                      400,000                   438,500
                                                                                                4,307,175
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HOSPITALS (0.30%)
 HCA
  5.25%; 11/06/08                                                  $  1,190,000            $    1,180,814
  6.38%; 01/15/15                                                       400,000                   409,410
  6.95%; 05/01/12                                                       690,000                   726,069
  7.13%; 06/01/06                                                       435,000                   443,000
  8.36%; 04/15/24                                                       150,000                   166,481
  9.00%; 12/15/14                                                       200,000                   236,435
 United Surgical Partners International
  10.00%; 12/15/11                                                      425,000                   466,437
                                                                                                3,628,646
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.04%)
 Select Medical
  7.63%; 02/01/15 /1/                                                   500,000                   493,750
METAL PROCESSORS & FABRICATION (0.08%)
 Trimas
  9.88%; 06/15/12                                                       500,000                   427,500
 Wolverine Tube
  7.38%; 08/01/08 /1/                                                   605,000                   520,300
                                                                                                  947,800
METAL-DIVERSIFIED (0.15%)
 Earle M. Jorgensen
  9.75%; 06/01/12                                                       450,000                   488,250
 Falconbridge
  5.38%; 06/01/15                                                       215,000                   212,417
  7.35%; 06/05/12                                                       500,000                   557,080
 Freeport-McMoRan Copper & Gold
  6.88%; 02/01/14                                                       500,000                   490,000
                                                                                                1,747,747
MISCELLANEOUS INVESTING (0.50%)
 iStar Financial
  3.74%; 03/03/08 /2/                                                 1,475,000                 1,470,560
  4.64%; 03/12/07 /2/                                                 2,050,000                 2,073,790
  5.15%; 03/01/12                                                     1,180,000                 1,155,455
 Simon Property Group
  4.60%; 06/15/10 /1/                                                   375,000                   369,039
 Thornburg Mortgage
  8.00%; 05/15/13                                                       475,000                   484,500
 United Dominion Realty Trust
  6.50%; 06/15/09                                                       395,000                   417,096
                                                                                                5,970,440
MISCELLANEOUS MANUFACTURERS (0.10%)
 Borden
  9.20%; 03/15/21                                                       250,000                   234,375
 Propex Fabrics
  10.00%; 12/01/12                                                      275,000                   265,375
 Samsonite
  8.88%; 06/01/11                                                       600,000                   646,500
                                                                                                1,146,250
MONEY CENTER BANKS (0.01%)
 HSBC Holdings
  5.25%; 12/12/12                                                       100,000                   102,380
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (10.21%)
 1301 Avenue of the Americas Trust
  7.79%; 08/03/10 /1/ /2/                                          $  1,150,000            $    1,149,974
 Banc of America Commercial Mortgage
  0.05%; 07/10/43 /1/ /2/                                           161,362,000                 1,909,881
  0.09%; 11/10/38 /1/ /2/                                             9,831,758                   186,794
  4.67%; 07/10/43                                                     3,000,000                 2,940,240
  4.86%; 07/10/43                                                     3,000,000                 2,983,128
 Bear Stearns Adjustable Rate Mortgage Trust
  3.51%; 06/25/34 /2/                                                   855,000                   828,570
 Bear Stearns Commercial Mortgage Securities
  0.65%; 05/11/39 /1/ /2/                                             7,933,951                   184,330
  3.54%; 06/15/17 /1/ /2/                                             2,750,000                 2,750,415
 Bella Vista Mortgage Trust
  3.68%; 05/20/45 /2/                                                 3,040,848                 3,045,765
  3.74%; 01/22/45 /2/                                                 2,830,461                 2,826,247
 Carrington Mortgage Loan Trust
  3.72%; 01/25/35 /2/                                                 1,575,000                 1,576,060
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                                       163,311                   169,109
 Chase Manhattan Bank-First Union National Bank Commercial
  Mortgage Trust
  7.13%; 08/15/31                                                       235,760                   242,378
 Countrywide Alternative Loan Trust
  3.68%; 05/25/35 /2/ /4/                                                96,662                    96,390
  3.71%; 05/25/34 /2/                                                 2,250,000                 2,248,553
  4.05%; 07/20/35 /2/ /4/                                             3,194,069                 3,221,019
  5.00%; 10/25/18                                                     2,105,665                 2,090,395
 CS First Boston Mortgage Securities
  0.07%; 11/15/37 /1/ /2/                                            23,358,095                   499,466
  0.52%; 05/15/36 /1/ /2/                                            14,059,757                   265,729
  0.68%; 07/15/36 /1/ /2/                                            14,593,209                   399,372
  1.43%; 03/15/36 /1/ /2/                                            12,344,657                   529,265
  7.67%; 09/15/41 /2/                                                   470,000                   521,183
 First Union National Bank Commercial Mortgage
  6.14%; 02/12/34                                                       150,000                   160,753
  8.09%; 05/17/32                                                       700,000                   793,002
 General Electric Capital Commercial Mortgage
  0.67%; 03/10/40 /1/ /2/                                            23,489,594                   607,817
  4.98%; 05/10/43 /2/                                                 5,780,000                 5,800,519
 GMAC Commercial Mortgage Securities
  0.93%; 03/10/38 /1/ /2/                                            11,232,035                   399,793
 GMAC Mortgage Corporation Loan Trust
  3.64%; 08/25/35 /2/                                                 2,225,000                 2,220,098
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Greenpoint Mortgage Funding Trust
  3.73%; 06/25/45 /2/ /4/                                          $  2,439,068            $    2,439,068
  3.76%; 06/25/45 /2/ /4/                                             2,479,895                 2,479,895
 Greenwich Capital Commercial Funding
  0.39%; 06/10/36 /1/ /2/                                           115,471,500                 1,761,980
 IMPAC Commercial Mortgage Trust
  3.76%; 08/25/35 /2/                                                 2,252,694                 2,251,575
  3.77%; 04/25/35 /2/                                                 2,234,550                 2,233,632
  3.84%; 01/25/35 /2/                                                 2,880,392                 2,885,407
  3.89%; 04/25/35 /2/ /4/                                             1,405,480                 1,405,480
  3.93%; 10/25/33 /2/                                                 1,796,310                 1,797,573
  4.46%; 10/25/33 /2/                                                 1,859,411                 1,862,171
 IMPAC Secured Assets Commercial Mortgage Owner Trust
  3.73%; 12/25/31 /2/                                                 2,750,000                 2,747,217
 Indymac Index Mortgage
  Loan Trust
  3.69%; 04/25/35 /2/                                                 1,980,502                 1,976,630
  3.76%; 04/25/34 /2/ /4/                                             4,139,380                 4,133,304
  3.76%; 08/25/35 /2/                                                 2,487,869                 2,487,869
  3.79%; 04/25/35 /2/                                                 1,446,499                 1,442,985
 IXIS Real Estate Capital Trust
  3.73%; 08/30/35 /3/ /4/                                             2,375,000                 2,375,000
 JP Morgan Chase Commercial Mortgage Securities
  0.05%; 01/15/42 /1/ /2/                                            25,787,759                   466,449
  1.16%; 01/12/39 /1/ /2/                                            11,344,212                   520,450
 LB-UBS Commercial Mortgage Trust
  0.13%; 07/15/40 /1/                                                74,940,000                 1,684,426
  0.19%; 03/15/36 /1/ /2/                                             7,294,049                   213,686
  0.62%; 03/15/34 /1/ /2/                                             4,313,333                    78,455
  0.74%; 08/15/36 /1/ /2/                                            11,180,874                   322,825
  1.20%; 03/15/36 /1/ /2/                                             6,719,663                   298,212
  4.90%; 06/15/26                                                       490,000                   493,926
  6.37%; 12/15/28                                                       400,000                   432,023
 Merrill Lynch Mortgage Investors
  3.64%; 04/25/36 /2/                                                 3,500,000                 3,499,860
  3.66%; 02/25/36 /2/                                                 2,700,000                 2,698,585
  4.02%; 01/25/35 /2/                                                 1,800,000                 1,809,767
 Merrill Lynch Mortgage Trust
  0.57%; 02/12/42 /2/                                                29,547,359                   604,214
 Morgan Stanley Capital I
  1.12%; 01/13/41 /1/ /2/                                             7,600,000                   337,136
  4.57%; 12/18/32                                                        24,205                    24,175
  6.20%; 07/15/33                                                       400,000                   415,902
  6.54%; 02/15/31                                                        44,561                    46,580
  7.11%; 04/15/33                                                       100,000                   108,147
  7.71%; 11/15/28 /1/ /2/                                                 6,527                     6,569
 NationsLink Funding
  7.23%; 06/20/31                                                       115,000                   122,720
 Sequoia Mortgage Trust
  3.66%; 02/20/35 /2/                                                 2,969,434                 2,967,495
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Structured Asset Mortgage Investments
  3.76%; 05/25/45 /2/                                              $  2,365,665            $    2,367,865
 Wachovia Bank Commercial Mortgage Trust
  0.30%; 03/15/42 /1/ /2/                                           104,300,000                 1,605,699
  0.47%; 10/15/41 /1/ /2/                                            60,820,630                 1,342,007
  4.93%; 04/15/42 /2/                                                 5,535,000                 5,533,378
 Washington Mutual
  3.54%; 04/25/45 /2/ /4/                                             1,483,472                 1,483,472
  3.58%; 04/25/45 /2/ /4/                                             1,483,472                 1,483,472
  3.62%; 01/25/45 /2/                                                 2,065,444                 2,067,243
  3.68%; 07/25/45 /2/ /4/                                             3,250,000                 3,250,000
  3.71%; 01/25/45 /2/                                                 2,775,000                 2,755,248
  3.80%; 07/25/44 /2/                                                 2,572,409                 2,580,332
  3.81%; 06/25/34 /2/                                                 1,345,000                 1,304,899
  3.84%; 01/25/45 /2/                                                 2,474,384                 2,460,201
  3.97%; 03/25/33                                                       833,884                   820,827
  4.69%; 05/25/35 /2/ /4/                                               945,000                   934,693
                                                                                              122,066,969
MULTI-LINE INSURANCE (0.60%)
 CNA Financial
  5.85%; 12/15/14                                                     1,725,000                 1,732,683
 MetLife
  5.25%; 12/01/06                                                     1,500,000                 1,515,320
 Metropolitan Life Global Funding I
  3.57%; 03/17/09 /1/ /2/                                             1,625,000                 1,623,971
 XL Capital
  5.25%; 09/15/14                                                     2,360,000                 2,336,081
                                                                                                7,208,055
MULTIMEDIA (0.86%)
 AOL Time Warner
  6.13%; 04/15/06                                                     1,910,000                 1,932,712
  6.15%; 05/01/07                                                       590,000                   607,007
  7.63%; 04/15/31                                                       945,000                 1,164,410
 News America
  4.75%; 03/15/10                                                       160,000                   159,439
  5.30%; 12/15/14                                                       745,000                   750,189
  6.20%; 12/15/34                                                     1,125,000                 1,169,127
  6.63%; 01/09/08                                                     1,875,000                 1,959,148
 Time Warner Entertainment
  8.38%; 03/15/23                                                     1,620,000                 2,029,831
 Walt Disney
  5.38%; 06/01/07                                                       520,000                   528,525
                                                                                               10,300,388
MUSIC (0.03%)
 Warner Music Group
  7.38%; 04/15/14                                                       325,000                   335,563
MUTUAL INSURANCE (0.38%)
 Liberty Mutual Group
  5.75%; 03/15/14 /1/                                                 2,675,000                 2,640,904
  6.50%; 03/15/35 /1/                                                 1,285,000                 1,240,773
  7.00%; 03/15/34 /1/                                                   645,000                   659,458
                                                                                                4,541,135
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (0.17%)
 Allied Waste North America
  5.75%; 02/15/11                                                  $    200,000            $      188,500
  8.50%; 12/01/08                                                       150,000                   158,063
  9.25%; 09/01/12                                                       250,000                   272,812
 Casella Waste Systems
  9.75%; 02/01/13                                                       375,000                   405,000
 Waste Management
  5.00%; 03/15/14                                                       385,000                   379,422
  7.00%; 07/15/28                                                       565,000                   637,951
                                                                                                2,041,748
OFFICE AUTOMATION & EQUIPMENT (0.04%)
 Xerox
  7.63%; 06/15/13                                                       400,000                   427,000
OIL & GAS DRILLING (0.09%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                                       250,000                   248,373
 Precision Drilling
  5.63%; 06/01/14                                                       825,000                   832,984
                                                                                                1,081,357
OIL COMPANY-EXPLORATION & PRODUCTION (1.25%)
 Alberta Energy
  7.38%; 11/01/31                                                       650,000                   799,902
 Callon Petroleum
  9.75%; 12/08/10                                                       500,000                   525,000
 Chesapeake Energy
  6.63%; 01/15/16 /1/                                                   250,000                   258,125
 Devon Financing
  7.88%; 09/30/31                                                     1,205,000                 1,531,594
 Energy Partners
  8.75%; 08/01/10                                                       400,000                   424,000
 Husky Energy
  6.15%; 06/15/19                                                       700,000                   734,382
 Nexen
  5.05%; 11/20/13                                                     2,305,000                 2,291,105
  7.88%; 03/15/32                                                       225,000                   280,219
 Oryx Energy
  8.13%; 10/15/05                                                     1,700,000                 1,712,345
 Paramount Resources
  8.50%; 01/31/13                                                       425,000                   433,500
 Pemex Project Funding Master Trust
  7.38%; 12/15/14                                                       150,000                   165,750
  8.00%; 11/15/11                                                     1,170,000                 1,319,760
 Pioneer Natural Resources
  5.88%; 07/15/16                                                     2,105,000                 2,136,337
 Pogo Producing
  6.63%; 03/15/15 /1/                                                   225,000                   229,500
 Swift Energy
  9.38%; 05/01/12                                                       600,000                   654,000
 Talisman Energy
  5.13%; 05/15/15                                                       985,000                   984,247
 Woodside Finance
  6.70%; 08/01/11 /1/                                                   150,000                   166,083
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 XTO Energy
  6.25%; 04/15/13                                                  $    235,000            $      251,155
                                                                                               14,897,004
OIL COMPANY-INTEGRATED (0.41%)
 Amerada Hess
  7.30%; 08/15/31                                                     1,300,000                 1,542,495
 Conoco
  6.95%; 04/15/29                                                       100,000                   122,576
 Occidental Petroleum
  4.00%; 11/30/07                                                       460,000                   454,918
 PanCanadian Energy
  7.20%; 11/01/31                                                       125,000                   150,082
 Petro-Canada
  5.95%; 05/15/35                                                       730,000                   744,946
 Petrobras International Finance
  8.38%; 12/10/18                                                       600,000                   637,500
  9.13%; 02/01/07                                                       325,000                   346,938
  9.75%; 07/06/11                                                       180,000                   213,300
 Petronas Capital
  7.88%; 05/22/22 /1/                                                   545,000                   681,965
                                                                                                4,894,720
OIL FIELD MACHINERY & EQUIPMENT (0.08%)
 Cooper Cameron
  2.65%; 04/15/07                                                       940,000                   907,751
OIL REFINING & MARKETING (0.81%)
 CITGO Petroleum
  6.00%; 10/15/11                                                       550,000                   552,750
  7.88%; 05/15/06                                                     1,400,000                 1,428,000
 Enterprise Products Operating
  4.00%; 10/15/07                                                     1,095,000                 1,076,725
  5.75%; 03/01/35 /1/                                                   770,000                   736,287
 Enterprise Products Partners
  6.38%; 02/01/13                                                       430,000                   458,790
 Tesoro
  8.00%; 04/15/08                                                     1,840,000                 1,943,500
  9.63%; 11/01/08                                                     1,460,000                 1,547,600
 Valero Energy
  6.88%; 04/15/12                                                     1,225,000                 1,354,399
  7.38%; 03/15/06                                                       600,000                   609,633
                                                                                                9,707,684
OIL-FIELD SERVICES (0.36%)
 Halliburton
  5.11%; 10/17/05 /2/                                                 1,275,000                 1,278,504
  5.50%; 10/15/10                                                     1,655,000                 1,710,374
  6.00%; 08/01/06                                                       525,000                   532,330
 Key Energy Services
  8.38%; 03/01/08                                                       800,000                   828,000
                                                                                                4,349,208
PAPER & RELATED PRODUCTS (0.12%)
 Abitibi-Consolidated
  8.38%; 04/01/15                                                       350,000                   364,000
 Neenah Paper
  7.38%; 11/15/14 /1/                                                   550,000                   539,000
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
 Smurfit Capital Funding
  6.75%; 11/20/05                                                  $    500,000            $      500,000
                                                                                                1,403,000
PHARMACY SERVICES (0.15%)
 Medco Health Solutions
  7.25%; 08/15/13                                                     1,650,000                 1,836,562
PHYSICAL THERAPY & REHABILITATION CENTERS (0.04%)
 HealthSouth
  8.50%; 02/01/08                                                       425,000                   430,313
PHYSICIAN PRACTICE MANAGEMENT (0.07%)
 US Oncology
  9.00%; 08/15/12                                                       600,000                   654,000
  10.75%; 08/15/14                                                      150,000                   167,250
                                                                                                  821,250
PIPELINES (0.32%)
 Buckeye Partners
  4.63%; 07/15/13                                                       675,000                   646,350
 Duke Energy Field Services
  7.50%; 08/16/05                                                     1,335,000                 1,336,610
 Enbridge Energy Partners
  4.00%; 01/15/09                                                       388,000                   375,525
 National Fuel Gas
  5.25%; 03/01/13                                                       350,000                   352,232
 TEPPCO Partners
  6.13%; 02/01/13                                                       265,000                   276,687
 Texas Eastern Transmission
  5.25%; 07/15/07                                                       335,000                   337,842
 TGT Pipeline
  5.50%; 02/01/17 /1/                                                   540,000                   540,453
                                                                                                3,865,699
POULTRY (0.02%)
 Pilgrim's Pride
  9.63%; 09/15/11                                                       200,000                   218,000
PRINTING-COMMERCIAL (0.10%)
 Cadmus Communications
  8.38%; 06/15/14                                                       500,000                   518,750
 Sheridan Group
  10.25%; 08/15/11                                                      650,000                   680,063
                                                                                                1,198,813
PRIVATE CORRECTIONS (0.03%)
 Corrections Corporation of America
  6.25%; 03/15/13                                                       400,000                   398,000
PROPERTY & CASUALTY INSURANCE (0.93%)
 ACE
  6.00%; 04/01/07                                                     1,380,000                 1,409,044
 Arch Capital Group
  7.35%; 05/01/34                                                     2,080,000                 2,258,445
 Infinity Property & Casualty
  5.50%; 02/18/14                                                       555,000                   544,257
 Markel
  6.80%; 02/15/13                                                     2,840,000                 3,058,975
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
 St. Paul
  5.75%; 03/15/07                                                  $  1,125,000            $    1,141,811
 W.R. Berkley
  5.13%; 09/30/10                                                     2,325,000                 2,315,688
  5.88%; 02/15/13                                                       430,000                   439,533
                                                                                               11,167,753
PUBLISHING-BOOKS (0.23%)
 Reed Elsevier Capital
  3.73%; 06/15/10 /2/                                                 2,560,000                 2,559,504
  6.13%; 08/01/06                                                       150,000                   151,721
                                                                                                2,711,225
PUBLISHING-PERIODICALS (0.09%)
 American Media Operation
  10.25%; 05/01/09                                                      675,000                   685,125
 Dex Media West
  9.88%; 08/15/13                                                       319,000                   363,660
                                                                                                1,048,785
QUARRYING (0.03%)
 Compass Minerals International
  0.00%; 06/01/13 /2/ /5/                                               450,000                   375,750
RECREATIONAL CENTERS (0.07%)
 AMF Bowling Worldwide
  10.00%; 03/01/10                                                      625,000                   631,250
 Town Sports International
  9.63%; 04/15/11                                                       200,000                   212,250
                                                                                                  843,500
REGIONAL AUTHORITY (0.01%)
 Province of Ontario
  2.63%; 12/15/05                                                       175,000                   174,204
REGIONAL BANKS (0.63%)
 Fifth Third Bancorp
  3.38%; 08/15/08                                                       350,000                   339,278
 Korea Development Bank
  4.02%; 10/20/09 /2/                                                   760,000                   760,347
  4.25%; 11/13/07                                                        25,000                    24,779
 PNC Funding
  5.25%; 11/15/15                                                       775,000                   785,574
  5.75%; 08/01/06                                                     1,180,000                 1,192,419
 Wachovia
  5.25%; 08/01/14                                                     2,095,000                 2,134,070
  5.63%; 12/15/08                                                       865,000                   897,654
  6.38%; 02/01/09                                                       365,000                   385,802
 Wells Fargo
  3.12%; 08/15/08                                                       475,000                   457,877
  5.13%; 02/15/07                                                       610,000                   616,307
                                                                                                7,594,107
REINSURANCE (0.14%)
 Berkshire Hathaway Finance
  4.63%; 10/15/13                                                       400,000                   391,505
  4.75%; 05/15/12 /1/                                                   880,000                   873,712
 Endurance Specialty Holdings
  7.00%; 07/15/34                                                       350,000                   379,945
                                                                                                1,645,162
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RENTAL-AUTO & EQUIPMENT (0.08%)
 NationsRent
  9.50%; 05/01/15                                                  $    350,000            $      364,875
 United Rentals
  6.50%; 02/15/12                                                       575,000                   559,188
                                                                                                  924,063
RESEARCH & DEVELOPMENT (0.04%)
 Science Applications International
  5.50%; 07/01/33                                                       275,000                   271,184
  7.13%; 07/01/32                                                       130,000                   155,972
                                                                                                  427,156
RESORTS & THEME PARKS (0.01%)
 Intrawest
  7.50%; 10/15/13                                                       150,000                   154,500
RETAIL-APPAREL & SHOE (0.05%)
 Foot Locker
  8.50%; 01/15/22                                                       500,000                   553,750
RETAIL-AUTO PARTS (0.08%)
 CSK Auto
  7.00%; 01/15/14                                                       250,000                   240,625
 PEP Boys-Manny, Moe & Jack
  6.92%; 07/07/06                                                       500,000                   500,625
  7.50%; 12/15/14                                                       275,000                   251,625
                                                                                                  992,875
RETAIL-AUTOMOBILE (0.07%)
 Asbury Automotive Group
  9.00%; 06/15/12                                                       375,000                   390,000
 Group 1 Automotive
  8.25%; 08/15/13                                                       400,000                   409,000
                                                                                                  799,000
RETAIL-DISCOUNT (0.03%)
 Target
  5.38%; 06/15/09                                                        80,000                    82,322
  5.88%; 03/01/12                                                       280,000                   298,389
                                                                                                  380,711
RETAIL-DRUG STORE (0.06%)
 Rite Aid
  7.50%; 01/15/15                                                       250,000                   243,125
  12.50%; 09/15/06                                                      450,000                   484,875
                                                                                                  728,000
RETAIL-MAJOR DEPARTMENT STORE (0.24%)
 May Department Stores
  5.75%; 07/15/14                                                     2,735,000                 2,825,583
RETAIL-PROPANE DISTRIBUTION (0.08%)
 AmeriGas Partners
  7.25%; 05/20/15 /1/                                                   300,000                   318,000
 Star Gas Partners
  10.25%; 02/15/13 /1/                                                  245,000                   226,625
 Suburban Propane Partners/Suburban Energy Finance
  6.88%; 12/15/13 /1/                                                   400,000                   388,000
                                                                                                  932,625
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-RESTAURANTS (0.34%)
 Landry's Restaurants
                                                                   $                       $
  7.50%; 12/15/14                                                       225,000                   222,469
 Yum! Brands
  7.70%; 07/01/12                                                     2,015,000                 2,330,962
  8.50%; 04/15/06                                                     1,500,000                 1,542,646
                                                                                                4,096,077
RETAIL-TOY STORE (0.02%)
 Toys R Us
  7.63%; 08/01/11                                                       225,000                   203,063
RETAIL-VIDEO RENTAL (0.04%)
 Movie Gallery
  11.00%; 05/01/12 /1/                                                  450,000                   465,750
RUBBER-TIRES (0.06%)
 Goodyear Tire & Rubber
  9.00%; 07/01/15 /1/                                                   400,000                   408,000
  12.25%; 03/01/11 /1/                                                  325,000                   368,063
                                                                                                  776,063
SATELLITE TELECOM (0.06%)
 Intelsat
  5.25%; 11/01/08                                                       625,000                   592,187
  7.63%; 04/15/12                                                       175,000                   155,313
                                                                                                  747,500
SAVINGS & LOANS-THRIFTS (0.33%)
 Washington Mutual
  5.50%; 01/15/13                                                       195,000                   200,193
  3.90%; 01/15/10 /2/                                                 3,750,000                 3,755,546
                                                                                                3,955,739
SCHOOLS (0.04%)
 Knowledge Learning
  7.75%; 02/01/15 /1/                                                   500,000                   480,000
SEMICONDUCTOR EQUIPMENT (0.04%)
 MagnaChip Semiconductor
  6.66%; 12/15/11 /1/ /2/                                               500,000                   500,000
SOVEREIGN (0.72%)
 Chile Government
  4.07%; 01/28/08 /2/                                                 1,000,000                 1,005,000
 Colombia Government
  8.25%; 12/22/14                                                       750,000                   787,500
 Mexico Government
  4.27%; 01/13/09 /2/                                                 1,135,000                 1,152,025
  8.00%; 09/24/22                                                     1,705,000                 2,041,738
  8.30%; 08/15/31                                                       750,000                   927,000
  8.38%; 01/14/11                                                     1,675,000                 1,921,225
 South Africa Government
  6.50%; 06/02/14                                                       765,000                   830,981
                                                                                                8,665,469
SPECIAL PURPOSE ENTITY (1.18%)
 Borden US Finance/Nova Scotia Finance
  8.35%; 07/15/10 /1/ /2/                                               250,000                   248,437
 Crystal US Holdings
  0.00%; 10/01/14 /2/ /5/                                               170,000                   124,100
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Crystal US Holdings (continued)
                                                                   $                       $
  0.00%; 10/01/14 /2/ /5/                                               100,000                    72,000
 Da-Lite Screen
  9.50%; 05/15/11                                                       375,000                   399,375
 Farmers Exchange Capital
  7.05%; 07/15/28 /1/                                                   725,000                   761,479
 Fondo Latinoamericano de Reservas
  3.00%; 08/01/06 /1/                                                 2,620,000                 2,589,611
 Interactive Health
  7.25%; 04/01/11 /1/                                                   450,000                   391,500
 John Hancock Global Funding II
  3.70%; 04/03/09 /1/ /2/                                             2,550,000                 2,550,393
 Jostens
  7.63%; 10/01/12                                                       620,000                   627,750
 K&F Acquisition
  7.75%; 11/15/14                                                       250,000                   256,250
 MBIA Global Funding
  3.43%; 02/20/07 /1/ /2/                                             3,000,000                 2,998,656
 Rio Tinto Finance
  5.75%; 07/03/06                                                       550,000                   557,902
 Tyco International Group Participation Certificate Trust
  4.44%; 06/15/07 /1/                                                 2,500,000                 2,489,855
                                                                                               14,067,308
SUPRANATIONAL BANK (0.21%)
 Corp Andina de Fomento
  4.01%; 01/26/07 /2/                                                 1,165,000                 1,164,846
  6.88%; 03/15/12                                                     1,220,000                 1,339,947
                                                                                                2,504,793
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.09%)
 Corning
  8.30%; 04/04/25                                                     1,050,000                 1,096,322
TELECOMMUNICATION SERVICES (0.19%)
 PCCW Capital
  5.25%; 07/20/15 /1/                                                 1,750,000                 1,710,973
 Qwest
  9.13%; 03/15/12 /2/                                                   500,000                   547,500
                                                                                                2,258,473
TELEPHONE COMMUNICATION (0.01%)
 Telstra
  6.38%; 04/01/12                                                       125,000                   135,479
TELEPHONE-INTEGRATED (2.76%)
 BellSouth
  4.75%; 11/15/12                                                     1,095,000                 1,086,020
  6.88%; 10/15/31                                                       620,000                   714,320
 British Telecommunications
  7.88%; 12/15/05 /2/                                                 3,225,000                 3,269,802
  8.38%; 12/15/10                                                     4,225,000                 4,937,010
 France Telecom
  8.00%; 03/01/11 /2/                                                 2,800,000                 3,206,549
 KT
  4.88%; 07/15/15 /1/                                                   700,000                   682,269
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 MCI
                                                                   $                       $
  6.91%; 05/01/07 /2/                                                 1,005,000                 1,017,562
  7.69%; 05/01/09 /2/                                                   500,000                   521,250
 Northwestern Bell Telephone
  6.25%; 01/01/07                                                       250,000                   252,188
 Pacific Bell
  6.88%; 08/15/06                                                       205,000                   210,233
 SBC Communications
  4.39%; 06/05/06 /1/                                                 1,750,000                 1,750,525
 Sprint Capital
  6.88%; 11/15/28                                                     1,755,000                 1,983,427
  6.90%; 05/01/19                                                     1,355,000                 1,534,165
  8.75%; 03/15/32                                                       230,000                   316,496
 Telecom Italia Capital
  4.00%; 01/15/10 /1/                                                 7,045,000                 6,797,897
  4.95%; 09/30/14 /1/                                                   350,000                   343,065
  5.25%; 11/15/13                                                       535,000                   538,025
 Telefonica Europe
  7.75%; 09/15/10                                                       615,000                   698,307
 Telefonos de Mexico
  4.50%; 11/19/08                                                       765,000                   753,963
  8.25%; 01/26/06                                                     1,190,000                 1,212,759
 Verizon Virginia
  4.63%; 03/15/13                                                     1,245,000                 1,209,216
                                                                                               33,035,048
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries
  6.50%; 04/15/07                                                       455,000                   467,946
THEATERS (0.01%)
 Cinemark
  0.00%; 03/15/14 /2/ /5/                                               200,000                   138,000
TOBACCO (0.04%)
 R.J. Reynolds Tobacco Holdings
  6.50%; 07/15/10 /1/                                                   500,000                   497,500
TRANSPORT-EQUIPMENT & LEASING (0.02%)
 Greenbrier
  8.38%; 05/15/15 /1/                                                   250,000                   260,625
TRANSPORT-RAIL (0.33%)
 CSX
  3.51%; 08/03/06 /2/                                                 2,000,000                 2,004,062
  4.88%; 11/01/09                                                     1,425,000                 1,426,248
 Progress Rail Services/Progress Metal Reclamation
  7.75%; 04/01/12 /1/                                                   225,000                   230,062
 Union Pacific
  4.70%; 01/02/24                                                       189,357                   183,606
  6.63%; 02/01/29                                                        45,000                    51,472
                                                                                                3,895,450
TRANSPORT-SERVICES (0.06%)
 CHC Helicopter
  7.38%; 05/01/14 /1/                                                   150,000                   151,688
  7.38%; 05/01/14                                                       350,000                   353,937
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-SERVICES (CONTINUED)
 FedEx
                                                                   $                       $
  3.50%; 04/01/09                                                       260,000                   250,110
                                                                                                  755,735
VENTURE CAPITAL (0.04%)
 Arch Western Finance
  6.75%; 07/01/13                                                       500,000                   513,750
VITAMINS & NUTRITION PRODUCTS (0.10%)
 NBTY
  8.63%; 09/15/07                                                       780,000                   778,050
 WH Holdings/WH Capital
  9.50%; 04/01/11                                                       370,000                   395,900
                                                                                                1,173,950
WIRE & CABLE PRODUCTS (0.04%)
 Superior Essex Communications
  9.00%; 04/15/12                                                       450,000                   457,875
                                                                   TOTAL BONDS                815,638,028

                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (9.83%)
4.00%; 09/01/10                                                       3,486,277                 3,420,313
4.50%; 12/01/09                                                       1,158,012                 1,151,959
4.50%; 02/01/10                                                         582,399                   579,302
4.50%; 04/01/11                                                       4,048,155                 4,026,368
4.50%; 05/01/11                                                       1,737,475                 1,728,124
4.50%; 07/01/18                                                         704,132                   693,908
4.50%; 11/01/18                                                       2,181,404                 2,149,730
4.50%; 08/01/20 /7/                                                  14,675,000                14,436,531
5.00%; 12/01/17                                                         537,606                   539,708
5.00%; 01/01/18                                                       3,059,895                 3,071,862
5.00%; 05/01/18                                                       1,654,668                 1,660,570
5.00%; 10/01/18                                                       3,029,814                 3,040,621
5.00%; 12/01/18                                                       5,530,431                 5,550,158
5.00%; 08/01/20 /7/                                                   7,750,000                 7,769,375
5.00%; 08/01/35 /7/                                                   3,050,000                 3,001,389
5.00%; 09/01/35 /7/                                                     800,000                   786,000
5.50%; 04/01/09                                                          50,812                    51,637
5.50%; 08/01/09                                                         134,365                   136,547
5.50%; 02/01/17                                                       1,089,533                 1,111,957
5.50%; 05/01/17                                                       1,195,485                 1,219,724
5.50%; 09/01/17                                                         115,320                   117,659
5.50%; 03/01/18                                                         568,046                   579,539
5.50%; 04/01/18                                                       3,745,420                 3,821,201
5.50%; 12/01/18                                                          11,795                    11,980
5.50%; 08/01/20 /7/                                                   2,500,000                 2,549,220
5.50%; 06/01/24                                                       4,328,107                 4,381,845
5.50%; 04/01/33                                                       1,339,589                 1,347,837
5.50%; 05/01/33                                                       1,460,654                 1,469,647
5.50%; 10/01/33                                                       1,427,581                 1,436,371
5.50%; 12/01/33                                                       5,571,844                 5,606,150
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                                   $                       $
5.50%; 09/01/34                                                       4,866,859                 4,895,199
5.50%; 08/01/35 /7/                                                  20,000,000                20,100,000
6.00%; 12/01/16                                                          19,366                    19,998
6.00%; 12/01/16                                                          12,401                    12,805
6.00%; 02/01/17                                                         101,997                   105,324
6.00%; 03/01/17                                                          80,499                    83,125
6.00%; 04/01/17                                                         181,979                   187,906
6.00%; 03/01/22                                                         839,512                   862,347
6.00%; 07/01/23                                                       2,805,426                 2,880,670
6.00%; 06/01/28                                                          56,405                    57,761
6.00%; 01/01/29                                                          21,013                    21,518
6.00%; 03/01/31                                                         158,199                   161,755
6.00%; 04/01/31                                                          43,148                    44,118
6.00%; 12/01/31                                                         835,847                   854,640
6.00%; 02/01/32                                                          68,149                    69,682
6.00%; 12/01/32                                                         790,628                   807,891
6.00%; 02/01/33                                                       1,039,078                 1,061,386
6.00%; 12/01/33                                                       1,409,427                 1,439,686
6.00%; 08/01/35 /7/                                                   2,965,000                 3,028,006
6.50%; 06/01/17                                                         869,186                   901,504
6.50%; 03/01/29                                                         100,452                   104,253
6.50%; 03/01/29                                                          13,985                    14,505
6.50%; 05/01/29                                                         150,340                   155,932
6.50%; 04/01/31                                                          93,610                    96,968
6.50%; 06/01/31                                                           6,251                     6,476
6.50%; 09/01/31                                                          72,218                    74,809
6.50%; 02/01/32                                                          56,816                    58,821
6.50%; 02/01/32                                                          53,642                    55,566
6.50%; 05/01/32                                                         192,519                   199,314
6.50%; 09/01/32                                                         612,257                   633,868
7.00%; 08/01/16                                                          94,018                    98,290
7.00%; 12/01/29                                                          92,907                    97,576
7.00%; 06/01/30                                                          66,163                    69,475
7.00%; 12/01/30                                                          76,415                    80,241
7.00%; 06/01/31                                                           2,891                     3,036
7.00%; 09/01/31                                                          23,833                    25,027
7.00%; 04/01/32                                                         294,467                   309,210
7.50%; 09/01/30                                                          21,595                    23,059
7.50%; 09/01/30                                                          31,435                    33,565
7.50%; 12/01/30                                                           5,437                     5,806
7.50%; 01/01/31                                                         112,505                   120,130
7.50%; 03/01/31                                                          34,278                    36,601
7.50%; 02/01/32                                                          57,035                    60,897
8.00%; 09/01/30                                                         133,390                   143,139
8.00%; 11/01/30                                                           3,475                     3,729
                                                      TOTAL FHLMC CERTIFICATES                117,552,846

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (14.04%)
4.25%; 06/01/34 /2/                                                   1,563,983                 1,562,518
4.34%; 12/01/34 /2/                                                   2,415,304                 2,412,545
4.39%; 07/01/34 /2/                                                     941,363                   939,588
4.50%; 11/01/14                                                       5,218,072                 5,197,539
4.50%; 06/01/18                                                       1,698,987                 1,673,460
4.50%; 08/01/35 /7/                                                   1,800,000                 1,725,750
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                                   $                       $
4.66%; 03/01/35 /2/                                                   2,442,746                 2,443,711
5.00%; 03/01/10                                                         935,997                   941,134
5.00%; 09/01/17                                                       1,379,071                 1,383,843
5.00%; 03/01/18                                                       2,117,860                 2,124,364
5.00%; 08/01/20 /7/                                                  33,000,000                33,072,204
5.00%; 08/01/35 /7/                                                  26,100,000                25,700,357
5.50%; 09/01/17                                                         298,078                   304,207
5.50%; 10/01/17                                                         569,177                   580,882
5.50%; 02/01/23                                                       1,048,596                 1,061,775
5.50%; 06/01/23                                                       3,787,618                 3,835,220
5.50%; 07/01/23                                                          65,403                    66,225
5.50%; 07/01/33                                                       2,148,771                 2,161,243
5.50%; 09/01/33                                                       3,383,967                 3,403,608
5.50%; 08/01/35 /7/                                                  33,675,000                33,843,375
6.00%; 05/01/09                                                          59,741                    61,869
6.00%; 05/01/09                                                         168,251                   172,338
6.00%; 07/01/09                                                         330,002                   341,757
6.00%; 07/01/09                                                         182,780                   187,219
6.00%; 02/01/23                                                         358,074                   367,893
6.00%; 05/01/32                                                         170,478                   174,247
6.00%; 03/01/33                                                       1,382,010                 1,412,558
6.00%; 10/01/33                                                         706,107                   721,522
6.00%; 11/01/33                                                       2,642,571                 2,700,258
6.00%; 12/01/33                                                       2,412,645                 2,465,313
6.00%; 02/01/34                                                       1,579,301                 1,613,777
6.00%; 08/01/35 /7/                                                  16,180,000                16,528,873
6.50%; 04/01/10                                                          31,294                    32,751
6.50%; 01/01/11                                                         105,722                   108,859
6.50%; 02/01/11                                                         187,868                   196,617
6.50%; 03/01/11                                                         289,782                   303,277
6.50%; 07/01/16                                                          57,676                    59,926
6.50%; 02/01/17                                                         142,211                   147,761
6.50%; 03/01/17                                                          45,223                    46,986
6.50%; 04/01/17                                                          49,116                    51,031
6.50%; 08/01/17                                                       1,029,247                 1,069,383
6.50%; 05/01/22                                                          53,978                    56,095
6.50%; 12/01/31                                                          62,217                    64,477
6.50%; 02/01/32                                                          43,666                    45,252
6.50%; 02/01/32                                                         104,255                   107,963
6.50%; 04/01/32                                                          32,717                    33,881
6.50%; 06/01/32                                                         164,377                   170,224
6.50%; 08/01/32                                                         225,346                   233,362
6.50%; 09/01/32                                                         504,466                   522,410
6.50%; 08/01/35 /7/                                                  12,370,000                12,795,219
7.00%; 08/01/29                                                          30,299                    31,903
7.00%; 09/01/31                                                          55,780                    58,717
7.00%; 02/01/32                                                          98,887                   104,059
7.00%; 03/01/32                                                         319,881                   336,722
7.50%; 08/01/32                                                         213,058                   227,092
                                                       TOTAL FNMA CERTIFICATES                167,985,139

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (1.43%)
5.00%; 07/15/33                                                       2,855,722                 2,839,587
5.50%; 05/20/35                                                       1,240,647                 1,254,195
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
                                                                   $                       $
6.00%; 07/20/28                                                         424,784                   436,257
6.00%; 11/20/28                                                         407,905                   418,923
6.00%; 01/20/29                                                         434,296                   445,887
6.00%; 07/20/29                                                         106,693                   109,541
6.00%; 08/15/31                                                         169,050                   173,945
6.00%; 01/15/32                                                          49,070                    50,485
6.00%; 02/15/32                                                         758,528                   780,393
6.00%; 02/15/33                                                         389,282                   400,449
6.00%; 11/20/33                                                       5,363,786                 5,500,922
6.00%; 12/15/33                                                         406,032                   417,679
6.50%; 03/20/28                                                          85,262                    88,849
6.50%; 05/20/29                                                          69,494                    72,364
6.50%; 10/20/31                                                         780,345                   812,212
6.50%; 02/20/32                                                          41,835                    43,539
6.50%; 10/15/32                                                         250,822                   262,211
6.50%; 12/15/32                                                       2,011,920                 2,103,273
7.00%; 04/15/31                                                           5,888                     6,220
7.00%; 06/15/31                                                         132,816                   140,317
7.00%; 07/15/31                                                          28,111                    29,697
7.00%; 06/15/32                                                         607,194                   641,397
7.50%; 10/20/30                                                          10,802                    11,495
8.00%; 01/20/31                                                          45,079                    48,345
                                                       TOTAL GNMA CERTIFICATES                 17,088,182

                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
TREASURY BONDS (14.87%)
 U.S. Treasury
  3.63%; 07/15/09 /6/                                                 7,850,000                 7,705,882
  3.88%; 02/15/13                                                     8,400,000                 8,217,888
  4.00%; 02/15/14 /6/                                                 6,300,000                 6,184,584
  4.25%; 08/15/13                                                    11,100,000                11,113,875
  4.25%; 11/15/14 /6/                                                11,175,000                11,141,386
  4.75%; 05/15/14 /6/                                                 7,500,000                 7,761,915
  4.88%; 02/15/12                                                    11,550,000                12,013,802
  5.00%; 02/15/11 /6/                                                15,250,000                15,889,783
  5.38%; 02/15/31 /6/                                                13,470,000                15,306,338
  6.00%; 02/15/26                                                     5,150,000                 6,132,522
  6.13%; 08/15/29                                                        25,000                    30,805
  6.25%; 08/15/23 /6/                                                 6,660,000                 8,030,761
  6.25%; 05/15/30 /6/                                                 4,255,000                 5,348,335
  6.75%; 08/15/26                                                     3,000,000                 3,884,766
  7.25%; 05/15/16 /6/                                                 2,000,000                 2,492,188
  7.50%; 11/15/16 /6/                                                13,510,000                17,225,777
  8.00%; 11/15/21                                                     4,785,000                 6,682,549
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14 /6/                                                 9,968,553                10,077,190
  3.38%; 01/15/07                                                     1,963,200                 2,015,884
  3.50%; 01/15/11                                                     6,506,234                 7,086,460
  3.63%; 01/15/08 /6/                                                 8,543,501                 8,954,657

                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)
 U.S. Treasury Inflation-Indexed Obligations (continued)
                                                                   $                       $
  3.88%; 01/15/09 /6/                                                 1,778,055                 1,909,186
  4.25%; 01/15/10                                                     2,426,466                 2,688,260
                                                          TOTAL TREASURY BONDS                177,894,793

                                                                      Shares
                                                                       Held                     Value
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (0.00%)
COMPUTER SERVICES (0.00%)
                                                                                           $
 Decisionone /4/ /5/                                                      3,500                         -
 Decisionone /4/ /5/                                                      2,054                         -
 Decisionone /4/ /5/                                                      3,540                         -
 Decisionone /4/ /5/                                                      2,100                         -
                                                                                                        -
                                                           TOTAL COMMON STOCKS                          -

                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (16.39%)
FINANCE-MORTGAGE LOAN/BANKER (11.88%)
 Investment in Joint Trading Account; Federal Home Loan Bank
                                                                   $                       $
  3.10%; 08/01/05                                                   142,142,927               142,142,927
FINANCE-OTHER SERVICES (4.51%)
 Investment in Joint Trading Account; HSBC Funding
  3.31%; 08/01/05                                                    53,885,804                53,885,804
                                                        TOTAL COMMERCIAL PAPER                196,028,731
                                                                                           --------------

                                         TOTAL PORTFOLIO INVESTMENTS (124.76%)              1,492,187,719
LIABILITIES, NET OF CASH AND RECEIVABLES (-24.76%)                                           (296,188,009)
                                                    TOTAL NET ASSETS (100.00%)             $1,195,999,710
                                                                                           -----------------

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           JULY 31, 2005 (UNAUDITED)


/1 //Security exempt from registration under Rule 144A of the Securities / /Act of 1933. These securities may be resold in transactions exempt / /from registration, normally to qualified institutional buyers. Unless / /otherwise indicated, these securities are not considered to be illiquid. / /At the end of the period, the value of these securities totaled / /$87,170,737 or 7.29% of net assets./
/2 //Variable rate./
/3 //Security purchased on a when-issued basis./
/4 //Market value is determined in accordance with procedures established / /in good faith by the Board of Directors. At the end of the period, the / /value of these securities totaled $35,711,960 or 2.99% of net assets. /
/5 //Non-income producing security./
/6 //Security or a portion of a the security was pledged as collateral for /
  /reverse repurchase agreements. At the end of the period, the value of / /these securities totaled $95,406,513 or 7.98% of net assets./
/7 //Security was purchased in a "to-be-announced" ("TBA") transaction./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   10,603,053
Unrealized Depreciation                          (8,158,389)
                                             --------------
Net Unrealized Appreciation (Depreciation)        2,444,664
Cost for federal income tax purposes         $1,489,743,055

                                                    Notional    Unrealized
                   Description                       Amount     Gain (Loss)
----------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive a monthly return equal to the Lehman       $5,000,000    $(79,199)
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR with Morgan
Stanley. Expires September 2005.

Receive monthly a return equal to the Merrill       10,000,000    (34,762)
Lynch Mortgage Master Index and pay monthly a
floating rate based on 3-month LIBOR less 10
basis points with Merrill Lynch. Expires October
2005.

Receive a monthly return equal to a 30-year 6.0%    10,000,000    (65,152)
FNMA and pay monthly a floating rate based on
1-month LIBOR less 8 basis points with Merrill
Lynch. Expires September 2005.

Receive a monthly return equal to the Lehman        13,000,000    (203,597)
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 10
basis points with Morgan Stanley. Expires October
2005.

Receive a monthly return equal to a 30-year 5.0%    13,815,204    (141,734)
FHLMC and pay monthly a floating rate based on
1-month LIBOR less 85 basis points with Merrill
Lynch. Expires October 2005.

Receive a monthly return equal to a 15-year 5.0%    15,000,000    (74,515)
FHLMC and pay monthly a floating rate based on
1-month LIBOR less 15 basis points with Merrill
Lynch. Expires August 2005.

Receive a monthly return equal to a 30-year 5.5%    20,500,000    (57,838)
FHLMC and pay monthly a floating rate based on
1-month LIBOR less 33 basis points with Merrill
Lynch. Expires September 2005.

Receive a monthly return equal to the Lehman        31,500,000    (489,821)
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 25
basis points with Morgan Stanley. Expires
November 2005.

                            SCHEDULE OF INVESTMENTS
                        DISCIPLINED LARGECAP BLEND FUND

                           JULY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (96.70%)
ADVERTISING AGENCIES (0.32%)
                                                                             $
 Omnicom Group                                             20,799               1,765,211
AEROSPACE & DEFENSE (0.38%)
 Boeing                                                     8,048                 531,248
 Northrop Grumman                                          28,148               1,560,807
                                                                                2,092,055
AEROSPACE & DEFENSE EQUIPMENT (1.59%)
 General Dynamics                                          21,711               2,500,890
 Goodrich                                                  18,870                 834,809
 Lockheed Martin                                           28,240               1,762,176
 United Technologies                                       72,539               3,677,727
                                                                                8,775,602
APPAREL MANUFACTURERS (0.68%)
 Coach /1/                                                 83,583               2,934,599
 VF                                                        13,786                 813,926
                                                                                3,748,525
APPLICATIONS SOFTWARE (2.32%)
 Microsoft                                                498,273              12,760,772
ATHLETIC FOOTWEAR (0.31%)
 Nike                                                      20,130               1,686,894
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.47%)
 Paccar                                                    36,144               2,610,320
BEVERAGES-NON-ALCOHOLIC (2.11%)
 Coca-Cola                                                123,947               5,423,921
 PepsiCo                                                  113,630               6,196,244
                                                                               11,620,165
BEVERAGES-WINE & SPIRITS (0.58%)
 Brown-Forman                                              31,746               1,855,554
 Constellation Brands /1/                                  48,930               1,340,682
                                                                                3,196,236
BUILDING PRODUCTS-AIR & HEATING (0.28%)
 American Standard                                         35,145               1,556,221
BUILDING-RESIDENTIAL & COMMERCIAL (0.47%)
 Centex                                                    10,460                 773,831
 KB Home                                                   22,323               1,828,477
                                                                                2,602,308
CABLE TV (0.28%)
 Comcast /1/                                               50,804               1,561,207
CASINO HOTELS (0.51%)
 Harrah's Entertainment                                    21,675               1,706,690
 Station Casinos                                           14,892               1,093,817
                                                                                2,800,507
CELLULAR TELECOMMUNICATIONS (0.23%)
 Nextel Partners /1/                                       50,591               1,259,716
CHEMICALS-DIVERSIFIED (0.92%)
 Dow Chemical                                              69,056               3,311,235
 PPG Industries                                            26,532               1,725,376
                                                                                5,036,611
CHEMICALS-SPECIALTY (0.24%)
 Eastman Chemical                                          24,135               1,336,838
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COATINGS & PAINT (0.30%)
                                                                             $
 Sherwin-Williams                                          34,124               1,624,644
COMMERCIAL BANKS (1.17%)
 Associated Banc-Corp                                      33,270               1,133,176
 BB&T                                                      54,210               2,267,062
 Colonial BancGroup                                        36,986                 860,664
 Marshall & Ilsley                                         21,363                 980,989
 UnionBanCal                                               17,073               1,217,988
                                                                                6,459,879
COMMERCIAL SERVICE-FINANCE (0.37%)
 Equifax                                                   26,980                 982,072
 Paychex                                                   30,870               1,077,672
                                                                                2,059,744
COMPUTER AIDED DESIGN (0.53%)
 Autodesk                                                  62,606               2,140,499
 Parametric Technology /1/                                116,227                 801,966
                                                                                2,942,465
COMPUTERS (3.02%)
 Apple Computer /1/                                        68,294               2,912,739
 Dell /1/                                                 147,164               5,955,727
 Hewlett-Packard                                          100,988               2,486,324
 International Business Machines                           63,432               5,294,035
                                                                               16,648,825
COMPUTERS-INTEGRATED SYSTEMS (0.24%)
 NCR /1/                                                   37,653               1,306,936
COMPUTERS-MEMORY DEVICES (0.87%)
 EMC /1/                                                  176,666               2,418,558
 Network Appliance /1/                                     48,252               1,230,908
 Seagate Technology /1/                                    59,319               1,149,009
                                                                                4,798,475
CONSULTING SERVICES (0.14%)
 Accenture /1/                                             29,993                 751,025
CONSUMER PRODUCTS-MISCELLANEOUS (0.28%)
 Fortune Brands                                            16,423               1,552,795
CONTAINERS-METAL & GLASS (0.19%)
 Ball                                                      27,093               1,028,179
COSMETICS & TOILETRIES (2.54%)
 Colgate-Palmolive                                         26,310               1,392,851
 Gillette                                                  85,148               4,569,893
 Kimberly-Clark                                            14,015                 893,596
 Procter & Gamble                                         128,204               7,131,989
                                                                               13,988,329
CRUISE LINES (0.35%)
 Carnival                                                  36,777               1,927,115
DATA PROCESSING & MANAGEMENT (0.25%)
 Global Payments                                           20,361               1,348,713
DIRECT MARKETING (0.28%)
 Harte-Hanks                                               56,645               1,540,744
DISPOSABLE MEDICAL PRODUCTS (0.29%)
 C.R. Bard                                                 24,295               1,622,663
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (4.89%)
                                                                             $
 3M                                                         9,720                 729,000
 Cooper Industries                                         11,824                 763,594
 Eaton                                                     16,854               1,101,240
 General Electric /2/                                     461,196              15,911,262
 Honeywell International                                   54,507               2,141,035
 Ingersoll-Rand                                            17,760               1,388,299
 ITT Industries                                            20,425               2,173,220
 Textron                                                   14,015               1,039,493
 Tyco International                                        55,803               1,700,317
                                                                               26,947,460
E-COMMERCE-SERVICES (0.10%)
 eBay /1/                                                  12,761                 533,155
ELECTRIC PRODUCTS-MISCELLANEOUS (0.32%)
 Ametek                                                    26,925               1,109,310
 Emerson Electric                                           9,951                 654,776
                                                                                1,764,086
ELECTRIC-INTEGRATED (2.30%)
 Allegheny Energy /1/                                      40,550               1,155,675
 Constellation Energy Group                                46,847               2,820,658
 Edison International                                      63,911               2,612,682
 Exelon                                                    62,606               3,350,673
 TXU                                                       31,455               2,725,261
                                                                               12,664,949
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.54%)
 Intel                                                    319,293               8,665,612
 Nvidia /1/                                                43,122               1,166,881
 Texas Instruments                                        130,232               4,136,169
                                                                               13,968,662
ELECTRONIC CONNECTORS (0.22%)
 Amphenol                                                  13,586                 605,120
 Thomas & Betts /1/                                        18,018                 608,468
                                                                                1,213,588
ELECTRONIC FORMS (0.50%)
 Adobe Systems                                             91,931               2,724,835
ENGINES-INTERNAL COMBUSTION (0.19%)
 Cummins                                                   12,033               1,028,099
ENTERPRISE SOFTWARE & SERVICE (0.41%)
 Oracle /1/                                               167,172               2,270,196
FINANCE-COMMERCIAL (0.35%)
 CapitalSource /1/                                         30,059                 588,555
 CIT Group                                                 30,431               1,343,225
                                                                                1,931,780
FINANCE-CREDIT CARD (1.70%)
 American Express                                          77,733               4,275,315
 Capital One Financial                                     38,091               3,142,507
 Providian Financial /1/                                  101,633               1,920,864
                                                                                9,338,686
FINANCE-INVESTMENT BANKER & BROKER (4.17%)
 Bear Stearns                                               9,970               1,018,037
 Citigroup /2/                                            228,611               9,944,579
 Goldman Sachs Group                                       14,840               1,595,003
 JP Morgan Chase                                           99,306               3,489,613
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                             $
 Lehman Brothers Holdings                                  33,996               3,573,999
 Merrill Lynch                                             31,019               1,823,297
 Morgan Stanley                                            28,823               1,529,060
                                                                               22,973,588
FINANCE-MORTGAGE LOAN/BANKER (0.47%)
 Countrywide Financial                                     49,686               1,788,696
 Federal Home Loan Mortgage                                12,471                 789,165
                                                                                2,577,861
FINANCIAL GUARANTEE INSURANCE (0.32%)
 MGIC Investment                                           25,541               1,751,602
FOOD-CONFECTIONERY (0.25%)
 Hershey                                                   21,320               1,361,708
FOOD-MEAT PRODUCTS (0.01%)
 Smithfield Foods /1/                                       2,520                  65,822
FOOD-MISCELLANEOUS/DIVERSIFIED (0.49%)
 Kellogg                                                   59,976               2,717,513
FOOD-RETAIL (0.20%)
 Kroger /1/                                                55,870               1,109,019
FOOD-WHOLESALE & DISTRIBUTION (0.25%)
 SUPERVALU                                                 38,980               1,379,892
GAS-DISTRIBUTION (0.69%)
 Energen                                                   43,779               1,536,643
 ONEOK                                                     33,270               1,162,786
 UGI                                                       37,958               1,113,688
                                                                                3,813,117
HOTELS & MOTELS (0.92%)
 Hilton Hotels                                             59,319               1,468,145
 Marriott International                                    19,693               1,348,380
 Starwood Hotels & Resorts Worldwide                       35,339               2,237,665
                                                                                5,054,190
HUMAN RESOURCES (0.15%)
 Robert Half International                                 24,183                 819,562
INTERNET SECURITY (0.49%)
 Symantec /1/                                              90,445               1,987,076
 VeriSign /1/                                              26,267                 691,085
                                                                                2,678,161
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.70%)
 BlackRock                                                  9,980                 848,300
 Franklin Resources                                        23,534               1,902,018
 Nuveen Investments                                        29,019               1,102,722
                                                                                3,853,040
LIFE & HEALTH INSURANCE (0.99%)
 Cigna                                                     23,520               2,510,760
 Prudential Financial                                      43,527               2,911,956
                                                                                5,422,716
MACHINERY-CONSTRUCTION & MINING (0.42%)
 Caterpillar                                               42,444               2,288,156
MEDICAL INSTRUMENTS (0.49%)
 Medtronic                                                 10,791                 582,066
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                             $
 St. Jude Medical /1/                                      44,192               2,095,143
                                                                                2,677,209
MEDICAL PRODUCTS (2.67%)
 Becton Dickinson                                          32,394               1,793,656
 Johnson & Johnson                                        172,661              11,043,397
 Zimmer Holdings /1/                                       22,552               1,857,383
                                                                               14,694,436
MEDICAL-BIOMEDICAL/GENE (1.76%)
 Amgen /1/                                                 77,165               6,153,909
 Charles River Laboratories International
  /1/                                                      22,552               1,098,282
 Genzyme /1/                                               32,613               2,426,733
                                                                                9,678,924
MEDICAL-DRUGS (3.20%)
 Abbott Laboratories                                       48,626               2,267,430
 Eli Lilly                                                 12,801                 720,952
 Merck                                                     49,227               1,528,991
 Pfizer                                                   337,717               8,949,500
 Schering-Plough                                          112,074               2,333,381
 Wyeth                                                     39,480               1,806,210
                                                                               17,606,464
MEDICAL-HMO (2.25%)
 Aetna                                                     35,926               2,780,673
 Pacificare Health Systems /1/                             12,262                 934,364
 UnitedHealth Group                                        82,111               4,294,405
 WellPoint /1/                                             61,634               4,359,989
                                                                               12,369,431
MEDICAL-HOSPITALS (0.26%)
 HCA                                                       29,555               1,455,584
METAL PROCESSORS & FABRICATION (0.16%)
 Precision Castparts                                        9,852                 886,483
METAL-COPPER (0.40%)
 Phelps Dodge                                              20,570               2,189,676
METAL-DIVERSIFIED (0.27%)
 Freeport-McMoRan Copper & Gold                            36,256               1,460,392
MONEY CENTER BANKS (1.71%)
 Bank of America                                          215,868               9,411,845
MULTI-LINE INSURANCE (2.74%)
 Allstate                                                  43,779               2,681,902
 American International Group                             108,984               6,560,837
 Hartford Financial Services Group                         36,777               2,963,123
 MetLife                                                   58,661               2,882,601
                                                                               15,088,463
MULTIMEDIA (2.11%)
 McGraw-Hill                                               40,283               1,853,421
 Time Warner /1/                                          244,640               4,163,773
 Viacom                                                    42,154               1,411,737
 Walt Disney                                              163,522               4,192,704
                                                                               11,621,635
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (1.22%)
                                                                             $
 Cisco Systems /1/                                        351,575               6,732,661
OFFICE AUTOMATION & EQUIPMENT (0.24%)
 Pitney Bowes                                              30,202               1,346,405
OIL & GAS DRILLING (0.57%)
 Diamond Offshore Drilling                                 14,160                 807,970
 Rowan                                                     19,302                 659,356
 Transocean /1/                                            29,682               1,674,955
                                                                                3,142,281
OIL COMPANY-EXPLORATION & PRODUCTION (1.05%)
 Apache                                                    26,724               1,827,921
 Burlington Resources                                      37,215               2,385,854
 Newfield Exploration /1/                                  19,610                 833,229
 Noble Energy                                               9,165                 756,204
                                                                                5,803,208
OIL COMPANY-INTEGRATED (6.14%)
 Amerada Hess                                              11,595               1,366,587
 ChevronTexaco                                             92,503               5,366,099
 ConocoPhillips                                            90,662               5,674,534
 Exxon Mobil                                              305,805              17,966,044
 Occidental Petroleum                                      41,562               3,419,721
                                                                               33,792,985
OIL REFINING & MARKETING (0.35%)
 Valero Energy                                             23,230               1,922,979
OIL-FIELD SERVICES (0.82%)
 Baker Hughes                                              38,091               2,153,665
 Halliburton                                               41,690               2,336,725
                                                                                4,490,390
OPTICAL SUPPLIES (0.57%)
 Alcon                                                     12,262               1,404,612
 Bausch & Lomb                                             20,684               1,750,901
                                                                                3,155,513
PHARMACY SERVICES (0.51%)
 Caremark Rx /1/                                           63,044               2,810,501
PIPELINES (0.52%)
 Equitable Resources                                       15,539               1,104,046
 Questar                                                   25,438               1,785,239
                                                                                2,889,285
POULTRY (0.20%)
 Pilgrim's Pride                                           29,697               1,124,031
PRINTING-COMMERCIAL (0.27%)
 R.R. Donnelley & Sons                                     41,588               1,499,247
PROPERTY & CASUALTY INSURANCE (1.13%)
 ACE                                                       36,777               1,699,465
 Progressive                                               14,231               1,418,688
 Safeco                                                    19,220               1,055,947
 St. Paul Travelers                                        46,470               2,045,610
                                                                                6,219,710
REGIONAL BANKS (3.63%)
 Comerica                                                  31,955               1,952,450
 KeyCorp                                                   69,608               2,383,378
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                             $
 PNC Financial Services Group                              27,352               1,499,437
 SunTrust Banks                                            21,940               1,595,477
 U.S. Bancorp                                              73,874               2,220,652
 Wachovia                                                  97,665               4,920,363
 Wells Fargo                                               88,449               5,425,462
                                                                               19,997,219
RETAIL-APPAREL & SHOE (0.98%)
 Abercrombie & Fitch                                       15,539               1,119,585
 American Eagle Outfitters                                 36,777               1,211,802
 Nordstrom                                                 82,738               3,062,133
                                                                                5,393,520
RETAIL-ARTS & CRAFTS (0.20%)
 Michaels Stores                                           26,487               1,085,967
RETAIL-BUILDING PRODUCTS (0.99%)
 Home Depot                                               125,666               5,467,728
RETAIL-DISCOUNT (1.85%)
 Target                                                    54,716               3,214,565
 Wal-Mart Stores                                          141,712               6,993,487
                                                                               10,208,052
RETAIL-DRUG STORE (0.24%)
 Walgreen                                                  27,802               1,330,604
RETAIL-MAJOR DEPARTMENT STORE (0.29%)
 J.C. Penney                                               28,240               1,585,394
RETAIL-OFFICE SUPPLIES (0.46%)
 Staples                                                  109,986               2,504,381
RETAIL-REGIONAL DEPARTMENT STORE (0.27%)
 Federated Department Stores                               19,922               1,511,482
RETAIL-RESTAURANTS (0.67%)
 Darden Restaurants                                        29,993               1,040,757
 McDonald's                                                84,592               2,636,733
                                                                                3,677,490
SEMICONDUCTOR EQUIPMENT (0.12%)
 Novellus Systems /1/                                      23,754                 685,303
STEEL PRODUCERS (0.47%)
 Nucor                                                     23,879               1,324,091
 United States Steel                                       30,210               1,288,456
                                                                                2,612,547
TELECOMMUNICATION EQUIPMENT (0.51%)
 ADC Telecommunications /1/                                30,250                 790,735
 Comverse Technology /1/                                   44,875               1,134,889
 Harris                                                    23,199                 859,987
                                                                                2,785,611
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.34%)
 Corning /1/                                               98,820               1,882,521
TELECOMMUNICATION SERVICES (0.14%)
 Amdocs /1/                                                25,391                 753,859
TELEPHONE-INTEGRATED (2.58%)
 AT&T                                                      72,447               1,434,451
 BellSouth                                                 36,777               1,015,045
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                             $
 SBC Communications                                       180,061               4,402,492
 Sprint                                                    90,407               2,431,948
 Verizon Communications                                   143,275               4,904,303
                                                                               14,188,239
THERAPEUTICS (0.56%)
 Gilead Sciences /1/                                       68,513               3,070,068
TOBACCO (1.34%)
 Altria Group                                             110,218               7,380,197
TOOLS-HAND HELD (0.19%)
 Black & Decker                                            11,824               1,067,825
TRANSPORT-RAIL (0.73%)
 Burlington Northern Santa Fe                              54,069               2,933,243
 CSX                                                       23,857               1,086,448
                                                                                4,019,691
TRANSPORT-SERVICES (0.39%)
 United Parcel Service                                     29,740               2,170,128
TRANSPORT-TRUCK (0.17%)
 CNF                                                       17,730                 914,691
WEB PORTALS (0.47%)
 Yahoo /1/                                                 76,894               2,563,646
WIRELESS EQUIPMENT (0.95%)
 Motorola                                                 195,029               4,130,714
 Qualcomm                                                  28,018               1,106,431
                                                                                5,237,145
                                             TOTAL COMMON STOCKS              532,424,208

                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.98%)
FINANCE-MORTGAGE LOAN/BANKER (2.98%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                       $                     $
  3.10%; 08/01/05                                      16,392,018              16,392,018
                                          TOTAL COMMERCIAL PAPER               16,392,018
                                                                             ------------

                            TOTAL PORTFOLIO INVESTMENTS (99.68%)              548,816,226
CASH AND RECEIVABLES, NET OF LIABILITIES (0.32%)                                1,771,882
                                      TOTAL NET ASSETS (100.00%)             $550,588,108
                                                                             --------------

                                                         Unrealized
   Contract                   Opening       Current     Gain (Loss)
     Type       Commitment  Market Value  Market Value
--------------------------------------------------------------------
FUTURES CONTRACTS
22 Russell 1000   Buy        $7,256,200    $7,390,350     $134,150
September 2005
Futures

2 S&P 500         Buy           617,100       618,400        1,300
September 2005
Futures


/1 //Non-income producing security./
/2 //Security or a portion of the security was pledged to cover margin /
  /requirements for futures contracts. At the end of the period, the value / /of these securities totaled $1,603,350 or 0.29% of net assets./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 48,990,036
Unrealized Depreciation                       (12,417,755)
                                             ------------
Net Unrealized Appreciation (Depreciation)     36,572,281
Cost for federal income tax purposes         $512,243,945

                            SCHEDULE OF INVESTMENTS
                         DIVERSIFIED INTERNATIONAL FUND

                           JULY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (98.01%)
ADVERTISING SALES (0.10%)
                                                                                $
 SR Teleperformance                                            2,327                  70,747
 Telefonica Publicidad e Informacion                          49,446                 430,028
                                                                                     500,775
ADVERTISING SERVICES (0.05%)
 Aegis Group                                                 139,213                 243,259
AEROSPACE & DEFENSE EQUIPMENT (0.26%)
 Zodiac                                                       22,658               1,291,590
AGRICULTURAL OPERATIONS (0.18%)
 Bunge                                                         4,668                 286,568
 Chaoda Modern Agriculture                                   307,160                 120,503
 Cresud                                                       17,669                 211,498
 IOI Berhad                                                   93,816                 275,157
                                                                                     893,726
AIRLINES (0.00%)
 Finnair                                                       1,400                  12,346
AIRPORT DEVELOPMENT & MAINTENANCE (0.07%)
 Kobenhavns Lufthavne                                          1,374                 329,995
APPAREL MANUFACTURERS (0.07%)
 Billabong International                                       9,256                 100,109
 Gildan Activewear /1/                                         6,569                 192,898
 Valentino Fashion Group /1/                                   3,143                  72,154
                                                                                     365,161
APPLIANCES (0.01%)
 JUKI                                                          8,000                  32,615
APPLICATIONS SOFTWARE (0.11%)
 Infosys Technologies                                          2,423                 172,469
 Sage Group                                                   88,097                 359,064
                                                                                     531,533
AUDIO & VIDEO PRODUCTS (0.01%)
 Canon Electronics                                             1,300                  38,271
 TOA                                                           2,000                  18,627
                                                                                      56,898
AUTO-CARS & LIGHT TRUCKS (1.58%)
 Honda Motor                                                  56,804               2,929,008
 Hyundai Motor                                                 3,149                 218,072
 Mazda Motor                                                 401,000               1,606,218
 Proton Holdings                                              82,615                 202,655
 Tata Motors                                                  25,997                 295,066
 Toyota Motor                                                 64,908               2,460,939
                                                                                   7,711,958
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.04%)
 Mahindra & Mahindra /2/ /3/                                  12,619                 193,702
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.58%)
 ElringKlinger                                                   196                  14,825
 Haldex                                                        1,400                  25,083
 Koito Manufacturing                                          96,918               1,083,351
 Mitsuba                                                       3,000                  30,831
 NGK Spark Plug                                              115,000               1,533,743
 Nippon Seiki                                                  5,000                  77,613
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
                                                                                $
 Nissin Kogyo                                                  2,056                  76,668
                                                                                   2,842,114
BEVERAGES-NON-ALCOHOLIC (0.01%)
 Asahi Soft Drinks                                             4,000                  47,067
 Kirin Beverage                                                1,000                  21,277
                                                                                      68,344
BEVERAGES-WINE & SPIRITS (0.08%)
 Davide Campari - Milano                                      20,265                 158,028
 Mercian                                                      39,809                 105,831
 Remy Cointreau                                                2,598                 114,929
                                                                                     378,788
BREWERY (1.12%)
 Asahi Breweries                                              97,375               1,101,490
 Bryggerigruppen                                               1,617                 141,652
 Efes Breweries International /1/ /3/                          6,306                 223,863
 SABMiller                                                   155,828               2,724,294
 Wolverhampton & Dudley Breweries                             63,051               1,265,482
                                                                                   5,456,781
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.11%)
 Kingspan Group                                               37,538                 490,609
 Uralita                                                       4,516                  23,313
                                                                                     513,922
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.79%)
 China State Construction International
  Holdings /1/                                                67,794                   7,412
 Eiffage                                                      28,525               2,624,585
 Grontmij                                                        151                   9,987
 GS Engineering & Construction                                 6,070                 230,278
 Heijmans                                                        804                  39,200
 JM                                                            8,730                 309,447
 Koninklijke Boskalis Westminster                                378                  15,151
 Morgan Sindall                                                8,558                 119,483
 Orascom Construction Industries                              13,361                 399,766
 Pfleiderer /1/                                                2,051                  44,220
 Rok property solutions                                          990                   8,785
 United Group                                                  6,559                  45,963
                                                                                   3,854,277
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.77%)
 Adelaide Brighton                                           182,172                 268,613
 BPB                                                         297,779               3,743,274
 Cementir                                                     27,023                 143,029
 Cemex                                                       112,524                 529,175
 Gujarat Ambuja Cements /1/                                  153,153                 227,578
 Heracles General Cement                                       5,076                  58,080
 Italcementi                                                  14,345                 232,787
 Rinker Group                                                301,213               3,454,666
                                                                                   8,657,202
BUILDING-HEAVY CONSTRUCTION (1.58%)
 Actividades de Construccion y Servicios                      92,398               2,676,723
 Astaldi                                                      14,307                  88,889
 Daelim Industrial                                             4,510                 276,741
 Hyundai Engineering & Construction /1/                        9,300                 277,179
 NCC                                                           1,500                  25,521
 Veidekke                                                      1,200                  29,268
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
BUILDING-HEAVY CONSTRUCTION (CONTINUED)
                                                                                $
 Vinci                                                        53,438               4,335,898
                                                                                   7,710,219
BUILDING-MAINTENANCE & SERVICE (0.03%)
 Babcock International Group                                  40,987                 129,530
BUILDING-RESIDENTIAL & COMMERCIAL (0.14%)
 Kaufman & Broad                                               1,437                  97,309
 Persimmon                                                    42,771                 600,913
                                                                                     698,222
BUSINESS TO BUSINESS-E COMMERCE (0.06%)
 Submarino /1/                                                32,855                 302,304
CABLE TV (0.46%)
 Cogeco Cable                                                  1,177                  30,435
 Rogers Communications                                        60,455               2,231,403
                                                                                   2,261,838
CAPACITORS (0.32%)
 Taiyo Yuden                                                 139,005               1,578,602
CASINO HOTELS (0.04%)
 Genting Berhad                                               35,930                 191,601
CASINO SERVICES (0.12%)
 Aristocrat Leisure                                           64,034                 605,444
CELLULAR TELECOMMUNICATIONS (2.70%)
 America Movil                                                20,922                 465,724
 China Mobile                                                974,402               3,910,442
 Far EasTone Telecommunications                              476,300                 585,031
 Mobistar                                                      2,738                 214,509
 O2 /1/                                                      851,004               2,086,345
 Vimpel Communications /1/                                     6,003                 230,395
 Vodafone Group                                            2,193,211               5,666,539
                                                                                  13,158,985
CHEMICALS-DIVERSIFIED (1.94%)
 Asahi Kasei                                                 272,204               1,226,308
 BASF                                                         45,610               3,246,461
 DC Chemical                                                     690                  17,373
 DSM                                                           6,767                 515,778
 Fujimi                                                        2,600                  43,629
 Hanwha Chemical                                              26,690                 323,649
 Imperial Chemical Industries                                 70,152                 327,299
 Israel Chemicals                                             60,194                 218,694
 K+S                                                           6,466                 407,070
 LANXESS /1/                                                   1,610                  46,641
 Mitsubishi Gas Chemical                                      49,288                 260,741
 Nihon Parkerizing                                             5,577                  69,852
 Shin-Etsu Chemical                                           38,237               1,453,139
 UBE Industries                                              597,156               1,310,499
                                                                                   9,467,133
CHEMICALS-SPECIALTY (0.83%)
 Auriga Industries                                             4,240                 134,626
 Clariant /1/                                                 85,943               1,197,043
 Daicel Chemical Industries                                   50,793                 285,015
 Frutarom /1/ /3/                                             25,014                 176,784
 Methanex                                                     24,525                 398,098
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                                $
 Syngenta                                                     17,652               1,847,406
                                                                                   4,038,972
CIRCUIT BOARDS (0.73%)
 IBIDEN                                                      118,876               3,202,690
 Unimicron Technology                                        423,000                 348,584
                                                                                   3,551,274
COAL (0.04%)
 Yanzhou Coal Mining                                         229,229                 187,230
COATINGS & PAINT (0.00%)
 SAKATA INX                                                    2,000                  10,027
COMMERCIAL BANKS (14.95%)
 ABSA Group                                                   23,747                 330,967
 Adelaide Bank                                                 8,166                  76,031
 Aichi Bank                                                      312                  28,835
 Amagerbanken                                                    825                 162,140
 Anglo Irish Bank                                            183,037               2,467,825
 Australia & New Zealand Banking Group                       141,106               2,301,539
 Banca Intesa                                                678,061               3,302,673
 Banca Popolare di Milano Scarl                               21,884                 216,373
 Banco Comercial Portugues                                   708,949               1,816,979
 Banco de Sabadell                                            19,476                 498,444
 Banco do Brasil /1/                                          16,721                 217,842
 Banco Santander Central Hispano                             361,306               4,485,166
 Bancolombia                                                  23,807                 459,475
 Bank Leumi Le-Israel                                        145,620                 409,989
 Bank of Fukuoka                                             255,000               1,469,557
 Bank of Iwate                                                   429                  25,412
 Bank of Kyoto                                                33,173                 274,629
 Bank of Nagoya                                                4,684                  27,244
 Bank of the Ryukyus                                           1,000                  22,882
 Bank Rakyat                                                 668,288                 218,105
 BNP Paribas                                                  71,064               5,148,877
 Chiba Bank                                                  225,000               1,455,239
 Commerce Asset Holdings                                     190,185                 281,436
 Commercial International Bank                                36,312                 301,248
 Credicorp                                                    10,613                 226,800
 Credit Suisse Group                                         109,614               4,605,809
 Daegu Bank                                                    8,180                  81,665
 Danske Bank                                                 121,546               3,799,890
 Deutsche Bank                                                32,677               2,839,908
 DnB NOR                                                     214,219               2,248,602
 FinecoGroup /1/                                              54,343                 525,423
 ForeningsSparbanken                                          51,691               1,225,947
 HBOS                                                        101,441               1,543,073
 ICICI Bank                                                   19,106                 504,589
 Jyske Bank /1/                                               33,369               1,570,255
 Kagoshima Bank                                                3,320                  23,635
 KBC Groupe                                                   50,251               4,013,219
 Keiyo Bank                                                   25,052                 126,271
 Kookmin Bank                                                  5,530                 293,547
 Korea Exchange Bank /1/                                      38,750                 377,423
 Mizuho Financial
  Group                                                          659               2,980,624
 National Bank of Canada                                      55,800               2,608,051
 National Bank of Greece                                     108,799               3,991,023
 OTP Bank                                                      6,082                 229,145
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                $
 Pusan Bank                                                   53,274                 539,641
 Raiffeisen International Bank Holding /1/                     3,480                 196,640
 Royal Bank of Scotland                                       91,011               2,715,957
 San-in Godo Bank                                              2,587                  24,071
 Sapporo Hokuyo Holdings                                          26                 197,154
 Shiga Bank                                                   14,790                  85,630
 Siam Commercial Bank Public /2/                             135,500                 158,675
 Societe Generale                                             42,847               4,696,995
 Spar Nord Bank                                                  190                  30,133
 Sparebanken Midt-Norge                                          887                  47,238
 Sparebanken Rogaland                                            900                  31,120
 Standard Chartered                                          109,621               2,142,279
 State Bank of India /3/                                       1,364                  63,767
 Taishin Financial Holdings                                  433,158                 309,452
 Turkiye Is Bankasi                                           18,953                 107,954
 United Overseas Bank                                        172,000               1,564,343
 UTI Bank /1/                                                 38,479                 230,220
                                                                                  72,955,075
COMMERCIAL SERVICES (0.01%)
 ITE Group                                                     5,029                   8,677
 Johnson Service Group                                         2,451                  18,771
                                                                                      27,448
COMPUTER SERVICES (0.48%)
 ALTEN /1/                                                     4,331                 128,887
 Computershare                                               449,617               2,105,070
 NEC Fielding                                                  2,217                  46,280
 Torex Retail                                                 20,975                  43,391
                                                                                   2,323,628
COMPUTERS (0.23%)
 Acer                                                        221,000                 420,332
 High Tech Computer                                           50,000                 723,026
                                                                                   1,143,358
COMPUTERS-INTEGRATED SYSTEMS (0.37%)
 Otsuka                                                       20,739               1,794,623
COMPUTERS-MEMORY DEVICES (0.05%)
 Quanta Storage                                              197,400                 248,648
COMPUTERS-PERIPHERAL EQUIPMENT (0.62%)
 Lite-On Technology                                              100                     118
 Logitech International /1/                                   76,657               2,967,503
 MELCO Holdings                                                1,900                  48,985
                                                                                   3,016,606
CONSULTING SERVICES (0.04%)
 Assystem /1/                                                  1,477                  35,702
 Savills                                                      13,127                 165,130
                                                                                     200,832
CONTAINERS-METAL & GLASS (0.02%)
 Singamas Container Holdings                                 152,950                  94,433
COSMETICS & TOILETRIES (0.02%)
 Body Shop International                                      28,247                 114,382
CRUISE LINES (0.32%)
 Carnival                                                     28,575               1,542,977
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (0.75%)
                                                                                $
 Hitachi High-Technologies                                     1,500                  23,150
 Inchcape                                                     12,812                 453,616
 Itochu Enex                                                   3,900                  27,068
 Telewave                                                         24                 110,478
 Univar                                                        2,679                  99,737
 Wolseley                                                    141,844               2,969,286
                                                                                   3,683,335
DIVERSIFIED FINANCIAL SERVICES (1.06%)
 Acta Holding                                                 87,873                 211,605
 Sampo Ojy                                                   176,947               2,712,408
 Shinhan Financial Group                                      73,894               2,241,938
                                                                                   5,165,951
DIVERSIFIED MANUFACTURING OPERATIONS (0.11%)
 Aalberts Industries                                             509                  27,309
 Charter /1/                                                  51,630                 286,106
 NKT Holding                                                   5,529                 219,667
 Senior                                                       25,638                  23,020
                                                                                     556,102
DIVERSIFIED MINERALS (2.13%)
 Antofagasta                                                  83,407               1,969,203
 BHP Billiton                                                381,164               5,412,222
 Inmet Mining /1/                                              3,341                  50,144
 Teck Cominco                                                 77,298               2,952,072
                                                                                  10,383,641
DIVERSIFIED OPERATIONS (1.18%)
 Alfa                                                         32,675                 197,268
 Barloworld                                                   14,910                 225,281
 Bergman & Beving                                              1,000                  11,472
 Brascan                                                      85,606               3,187,662
 Dogan Sirketler Grubu Holdings /1/                           41,652                 121,295
 Haci Omer Sabanci Holding                                         2                       2
 HKR International                                           133,948                  96,484
 Imperial Holdings /1/                                        19,485                 343,208
 MITIE Group                                                  24,742                  73,291
 Schouw                                                          700                  23,594
 Wharf Holdings                                              387,000               1,453,540
                                                                                   5,733,097
ELECTRIC PRODUCTS-MISCELLANEOUS (0.04%)
 Nordisk Solar Campagni                                          300                  19,539
 Ultra Electronics Holdings                                   11,623                 176,088
                                                                                     195,627
ELECTRIC-DISTRIBUTION (0.03%)
 Viridian Group                                               12,115                 164,025
ELECTRIC-GENERATION (0.05%)
 AES Tiete                                                 9,250,126                 171,771
 Calpine Power Income Fund                                     5,700                  49,703
                                                                                     221,474
ELECTRIC-INTEGRATED (3.43%)
 E.ON                                                         55,095               5,106,098
 Fortum                                                      180,901               3,311,362
 International Power /1/                                     641,948               2,390,394
 Korea Electric Power                                         12,050                 418,998
 RWE                                                          46,640               3,122,628
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                                $
 Scottish & Southern Energy                                  139,351               2,399,431
                                                                                  16,748,911
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.69%)
 Asustek Computer                                            161,700                 448,906
 Chemring Group                                                2,702                  24,904
 Hon Hai Precision Industry                                  143,000                 802,049
 Jurong Technologies Industrial                              146,973                 159,344
 Samsung Electronics                                           3,237               1,781,343
 Shibaura Mechatronics                                         9,739                  84,102
 Star Micronics                                                5,746                  71,200
                                                                                   3,371,848
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.77%)
 Hynix Semiconductor /1/                                      58,500               1,361,790
 MediaTek                                                     24,000                 253,051
 Shinko Electric Industries                                   30,186               1,271,046
 STATS ChipPAC /1/                                         1,235,000                 855,444
                                                                                   3,741,331
ELECTRONIC MEASUREMENT INSTRUMENTS (0.08%)
 Techem /1/                                                    3,867                 170,363
 Tokyo Seimitsu                                                5,606                 242,554
                                                                                     412,917
ENERGY-ALTERNATE SOURCES (0.05%)
 SolarWorld                                                    2,479                 241,191
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.20%)
 ARCADIS                                                         646                  15,591
 COMSYS Holdings                                              26,603                 253,701
 Downer EDI                                                   29,477                 129,496
 Samsung Engineering                                          33,400                 553,034
                                                                                     951,822
ENTERTAINMENT SOFTWARE (0.02%)
 Ubisoft Entertainment /1/                                     2,149                 119,447
EXTENDED SERVICE CONTRACTS (0.04%)
 Homeserve                                                    10,833                 200,929
FEMININE HEALTH CARE PRODUCTS (0.01%)
 Hengan International Group                                   69,121                  55,123
FINANCE-CONSUMER LOANS (0.81%)
 African Bank Investments                                     11,830                  35,965
 Aiful                                                        34,289               2,480,751
 JACCS                                                        30,563                 245,660
 Sanyo Shinpan Finance                                        16,730               1,180,555
                                                                                   3,942,931
FINANCE-INVESTMENT BANKER & BROKER (0.45%)
 Macquarie Bank                                               45,468               2,177,156
FINANCE-LEASING COMPANY (0.57%)
 Athlon Holding                                                1,129                  30,033
 Diamond Lease                                                 3,119                 122,428
 ORIX                                                         16,800               2,490,887
 Sumisho Lease                                                 3,936                 141,857
                                                                                   2,785,205
FINANCE-MORTGAGE LOAN/BANKER (0.05%)
 Kensington Group                                              4,375                  48,218
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
                                                                                $
 Paragon Group                                                20,987                 174,587
                                                                                     222,805
FINANCE-OTHER SERVICES (1.01%)
 Bursa Malaysia /1/                                          221,315                 259,642
 Deutsche Boerse                                              28,157               2,478,546
 Grupo Financiero Banorte                                     57,782                 484,714
 Grupo Financiero Inbursa                                     99,644                 223,502
 NETELLER /1/                                                 74,376               1,101,256
 SFE                                                          31,352                 263,788
 TSX Group                                                     3,764                 115,074
                                                                                   4,926,522
FINANCIAL GUARANTEE INSURANCE (0.07%)
 Euler Hermes                                                  3,855                 318,409
FISHERIES (0.31%)
 Toyo Suisan Kaisha                                           93,979               1,534,248
FOOD-DAIRY PRODUCTS (0.09%)
 Binggrae                                                     11,325                 463,280
FOOD-MISCELLANEOUS/DIVERSIFIED (1.67%)
 Cadbury Schweppes                                           231,417               2,230,687
 Chr. Hansen Holding                                             374                  58,462
 Cranswick                                                       689                   7,830
 Nestle                                                       13,005               3,577,222
 Nisshin Oillio Group                                         11,000                  67,024
 Orkla                                                        56,000               2,204,316
                                                                                   8,145,541
FOOD-RETAIL (0.34%)
 Metro                                                         2,878                  72,751
 Woolworths                                                  127,781               1,592,771
                                                                                   1,665,522
FOOD-WHOLESALE & DISTRIBUTION (0.60%)
 Fyffes                                                      508,119               1,542,971
 Jeronimo Martins                                              2,032                  29,890
 Premier Foods                                               233,887               1,357,845
                                                                                   2,930,706
FUNERAL SERVICE & RELATED ITEMS (0.01%)
 InvoCare                                                     10,104                  32,869
GAS-DISTRIBUTION (0.06%)
 OAO Gazprom /3/                                               7,413                 296,372
GOLD MINING (0.02%)
 NovaGold Resources /1/                                       13,629                  98,164
HAZARDOUS WASTE DISPOSAL (0.02%)
 Newalta Income Fund                                           3,724                  73,663
HOTELS & MOTELS (0.02%)
 Hotel Shilla                                                  4,510                  37,558
 InterContinental Hotels Group                                     2                      25
 Regal Hotels International Holdings                         608,273                  61,810
                                                                                      99,393
HUMAN RESOURCES (0.01%)
 United Services Group                                         1,268                  36,040
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
IMPORT & EXPORT (1.20%)
                                                                                $
 Advan                                                         1,400                  17,748
 Mitsubishi                                                  192,201               2,753,689
 Mitsui                                                      317,000               3,065,507
                                                                                   5,836,944
INDEPENDENT POWER PRODUCER (0.04%)
 YTL Power International                                     375,794                 210,417
INDUSTRIAL AUTOMATION & ROBOTS (0.05%)
 CKD                                                          27,816                 221,347
INSTRUMENTS-CONTROLS (0.00%)
 Sanyo Denki                                                   3,000                  14,131
INSTRUMENTS-SCIENTIFIC (0.05%)
 HORIBA                                                       11,258                 264,640
INSURANCE BROKERS (0.00%)
 APRIL GROUP                                                     715                  23,449
INTERNET SECURITY (0.09%)
 Check Point Software Technologies /1/                        18,919                 426,245
INVESTMENT COMPANIES (0.05%)
 Lereko Mobility Proprietary /1/                               1,242                   6,739
 Macquarie Airports Management                                87,206                 222,042
                                                                                     228,781
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.23%)
 Asset Managers                                                   29                 151,345
 Kenedix                                                         284                 970,355
                                                                                   1,121,700
LIFE & HEALTH INSURANCE (0.60%)
 Cathay Financial Holding                                     55,000                 109,778
 Friends Provident                                           632,680               2,032,854
 Industrial Alliance Life Insurance and
  Financial Services                                           5,920                 142,018
 Metropolitan Holdings                                       145,450                 252,427
 Shin Kong Financial Holding                                 363,100                 376,588
                                                                                   2,913,665
LOTTERY SERVICES (0.04%)
 Intralot-Integrated Lottery Systems &
  Services                                                    11,998                 204,028
MACHINERY-CONSTRUCTION & MINING (0.59%)
 Komatsu                                                     275,000               2,602,926
 Palfinger                                                       275                  19,942
 Takeuchi Manufacturing                                          300                  13,756
 United Tractors                                             545,070                 247,380
                                                                                   2,884,004
MACHINERY-ELECTRICAL (0.31%)
 Schneider Electric                                           19,041               1,499,865
MACHINERY-FARM (0.46%)
 Kubota                                                      386,374               2,254,236
MACHINERY-GENERAL INDUSTRY (1.22%)
 Andritz                                                       2,566                 246,196
 DEUTZ /1/                                                     2,229                  11,967
 Furukawa /1/                                                 35,000                  48,084
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
MACHINERY-GENERAL INDUSTRY (CONTINUED)
                                                                                $
 Makino Milling Machine                                       21,701                 147,326
 MAN                                                          77,311               3,610,689
 Miura                                                         2,000                  42,285
 Okuma                                                        16,222                 119,536
 Pinguely-Haulotte                                             1,969                  33,053
 Stork                                                        27,150               1,284,487
 Sumitomo Heavy Industries                                    73,944                 355,554
 Toshiba Machine                                               9,696                  56,397
                                                                                   5,955,574
MACHINERY-MATERIAL HANDLING (0.01%)
 Tsubakimoto Chain                                            10,000                  50,225
MEDICAL INSTRUMENTS (0.13%)
 Biacore International                                           523                  13,381
 Elekta /1/                                                    7,537                 355,079
 Nihon Kohden                                                  6,000                  92,065
 Topcon                                                        8,803                 164,916
                                                                                     625,441
MEDICAL LABORATORY & TESTING SERVICE (0.03%)
 Diagnosticos da America /1/ /3/                               2,056                  77,391
 Eurofins Scientific /1/                                         586                  19,147
 Isotron                                                       1,246                  13,206
 Unilabs                                                         392                  14,641
                                                                                     124,385
MEDICAL LASER SYSTEMS (0.11%)
 Carl Zeiss Meditec /1/                                       26,449                 523,660
MEDICAL PRODUCTS (0.89%)
 Gambro                                                       68,362                 995,709
 Nobel Biocare Holding                                         1,777                 376,099
 Phonak Holding                                               40,409               1,603,594
 Terumo                                                       48,011               1,349,165
                                                                                   4,324,567
MEDICAL-BIOMEDICAL/GENE (0.18%)
 Bavarian Nordic /1/                                             325                  29,105
 Cambridge Antibody Technology Group /1/                      67,459                 823,656
 MorphoSys /1/                                                   447                  19,845
 Oxford BioMedica /1/                                         31,226                  21,441
                                                                                     894,047
MEDICAL-DRUGS (4.88%)
 AstraZeneca                                                  86,082               3,878,305
 CSL                                                          31,698                 840,333
 EGIS                                                          2,353                 242,508
 GlaxoSmithKline                                              69,596               1,644,357
 Hisamitsu Pharmaceutical                                      4,637                 122,445
 Merck                                                        21,279               1,895,332
 Novartis                                                     64,219               3,133,122
 Ono Pharmaceutical                                           29,013               1,389,891
 Recordati                                                    17,358                 131,037
 Roche Holding                                                42,436               5,785,152
 Rohto Pharmaceutical                                         60,737                 788,370
 Sanofi-Aventis                                               13,086               1,134,105
 Santen Pharmaceutical                                        51,551               1,172,711
 Schering                                                     25,812               1,628,770
                                                                                  23,786,438
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
MEDICAL-GENERIC DRUGS (0.09%)
                                                                                $
 Teva Pharmaceutical Industries                               13,504                 424,026
MEDICAL-HOSPITALS (0.29%)
 Capio /1/                                                    81,272               1,393,258
 Medical Facilities                                            1,100                  11,566
                                                                                   1,404,824
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.44%)
 Alliance Unichem                                            131,633               1,922,386
 Celesio                                                       2,406                 194,343
 Meda                                                          2,900                  28,409
                                                                                   2,145,138
METAL PROCESSORS & FABRICATION (0.11%)
 Catcher Technology /1/                                       31,000                 273,919
 Neturen                                                       1,800                  13,922
 Ryobi                                                        11,314                  51,173
 Tocalo                                                        4,575                  95,504
 Toho Zinc                                                    33,000                  97,150
                                                                                     531,668
METAL-ALUMINUM (0.01%)
 Hindalco Industries /3/                                       1,908                  55,797
METAL-DIVERSIFIED (0.68%)
 Aur Resources                                                 7,812                  46,899
 Kumba Resources                                              15,399                 164,100
 Rio Tinto                                                    89,759               2,994,653
 Toho Titanium                                                 2,617                 105,525
                                                                                   3,311,177
MISCELLANEOUS INVESTING (0.26%)
 Rodamco Europe                                               14,800               1,256,583
MISCELLANEOUS MANUFACTURERS (0.05%)
 Balda                                                         8,435                  92,518
 Fenner                                                        6,423                  16,397
 NIKKISO                                                       3,000                  18,680
 RHI /1/                                                       4,107                 123,368
                                                                                     250,963
MONEY CENTER BANKS (1.11%)
 Banco Bilbao Vizcaya Argentaria                             252,621               4,268,242
 HSBC Holdings                                                70,928               1,152,600
                                                                                   5,420,842
MORTGAGE BANKS (0.39%)
 Home Capital Group                                            8,597                 280,431
 Hypo Real Estate Holding                                     39,556               1,613,413
                                                                                   1,893,844
MULTI-LINE INSURANCE (2.72%)
 Assurances Generales de France                               17,875               1,507,894
 AXA                                                         136,949               3,749,430
 Baloise Holding                                               3,904                 204,442
 Fondiaria-Sai                                                56,688               1,609,860
 ING Groep                                                   130,357               3,955,298
 Storebrand                                                  225,325               2,243,441
                                                                                  13,270,365
MULTIMEDIA (0.81%)
 Impresa /1/                                                   8,702                  56,549
 Promotora de Informaciones                                   17,751                 336,572
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
MULTIMEDIA (CONTINUED)
                                                                                $
 Vivendi Universal                                           112,317               3,581,189
                                                                                   3,974,310
NETWORKING PRODUCTS (0.05%)
 ZyXEL Communications                                         89,000                 222,259
NON-FERROUS METALS (0.12%)
 Grupo Mexico /1/                                            153,566                 262,679
 International Nickel Indonesia                              147,774                 226,070
 Korea Zinc                                                    2,630                  73,902
                                                                                     562,651
NON-HAZARDOUS WASTE DISPOSAL (0.01%)
 Seche Environnement                                             378                  34,711
NON-HOTEL GAMBLING (0.47%)
 Greek Organisation of Football Prognostics                   59,792               1,949,297
 Paddy Power                                                  18,957                 343,090
                                                                                   2,292,387
OFFICE AUTOMATION & EQUIPMENT (0.53%)
 Canon                                                        46,763               2,319,482
 Neopost                                                       2,796                 260,486
                                                                                   2,579,968
OIL & GAS DRILLING (0.09%)
 AOC Holdings                                                 15,368                 240,470
 Ensign Resource Service Group                                 6,788                 175,244
                                                                                     415,714
OIL COMPANY-EXPLORATION & PRODUCTION (3.30%)
 ARC Energy /1/                                               16,295                  23,593
 Burren Energy                                                24,634                 330,917
 Canadian Natural Resources                                   86,200               3,585,954
 CNOOC                                                       469,743                 320,235
 Det Norske Oljeselskap                                       39,967                 159,172
 EnCana                                                      116,700               4,804,314
 NAL Oil & Gas Trust                                           1,440                  20,039
 Novatek /1/ /2/ /3/                                           6,286                 129,806
 Oil Search                                                  734,462               1,875,650
 PTT Public /2/                                               43,499                 242,416
 Real Resources /1/                                            3,435                  61,670
 Royal Dutch Shell                                            98,045               3,117,479
 Royal Dutch Shell                                            33,340               1,026,992
 Tap Oil /1/                                                  30,949                  65,393
 Total Gabon                                                      31                  19,994
 Tullow Oil                                                   70,021                 236,387
 Western Oil Sands /1/                                         3,258                  75,740
                                                                                  16,095,751
OIL COMPANY-INTEGRATED (4.75%)
 BP Amoco                                                    422,965               4,691,420
 China Petroleum & Chemical                                1,379,908                 599,042
 ENI                                                         180,471               5,136,084
 LUKOIL                                                       17,875                 740,025
 MOL Magyar Olaj-es Gazipari                                   4,508                 452,542
 OMV                                                          55,126               2,571,225
 PetroChina                                                  773,587                 691,556
 Petroleo Brasileiro                                          20,892               1,098,292
 Sasol                                                        18,558                 554,445
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                                $
 Sibneft /1/                                                   9,719                 151,616
 Total                                                        25,770               6,479,437
                                                                                  23,165,684
OIL REFINING & MARKETING (1.68%)
 Caltex Australia                                             84,293               1,128,861
 ERG                                                          57,659               1,229,127
 Neste Oil Oyj /1/                                            54,514               1,518,324
 Polski Koncern Naftowy Orlen                                 13,338                 215,534
 Singapore Petroleum                                          24,528                  75,346
 SK                                                            4,370                 215,372
 Statoil                                                     168,235               3,661,686
 Thai Oil Public /2/                                         110,519                 157,960
                                                                                   8,202,210
OIL-FIELD SERVICES (0.05%)
 Fred. Olsen Energy /1/                                        8,375                 233,996
OPTICAL SUPPLIES (0.62%)
 Hoya                                                         24,400               3,016,941
PETROCHEMICALS (0.12%)
 Formosa Chemicals & Fibre                                   168,300                 264,200
 KP Chemical /1/                                               9,780                  55,249
 Reliance Industries /3/                                       2,103                  67,822
 Ultrapar Participacoes                                       13,324                 218,514
                                                                                     605,785
PHARMACY SERVICES (0.01%)
 Australian Pharmaceutical Industries                         19,780                  49,010
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.02%)
 Tamron /1/                                                    7,518                 120,723
PLATINUM (0.06%)
 Impala Platinum Holdings                                      3,153                 292,080
POWER CONVERTER & SUPPLY EQUIPMENT (0.00%)
 Chloride Group                                                9,865                  13,981
PRINTING-COMMERCIAL (0.00%)
 Nissha Printing                                               1,000                  18,020
PROPERTY & CASUALTY INSURANCE (0.43%)
 Atrium Underwriting                                           6,007                  21,998
 Dongbu Insurance                                             31,228                 352,824
 Mitsui Sumitomo Insurance                                   187,000               1,666,560
 Northbridge Financial                                         2,857                  73,991
                                                                                   2,115,373
PROPERTY TRUST (0.03%)
 Macquarie ProLogis Trust                                    194,163                 170,448
PUBLIC THOROUGHFARES (0.03%)
 Mouchel Parkman                                               2,034                   9,740
 Shenzhen Expressway                                         356,000                 137,374
                                                                                     147,114
PUBLISHING-BOOKS (0.01%)
 Bloomsbury Publishing                                         5,264                  33,318
PUBLISHING-NEWSPAPERS (0.02%)
 Caltagirone Editore                                           1,651                  14,880
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (CONTINUED)
                                                                                $
 Spir Communication                                              363                  74,030
                                                                                      88,910
PUBLISHING-PERIODICALS (0.37%)
 Eniro                                                       160,560               1,805,684
QUARRYING (0.06%)
 Eramet                                                        2,729                 308,275
RACETRACKS (0.02%)
 Snai /1/                                                      7,792                  96,539
REAL ESTATE MANAGEMENT & SERVICES (0.44%)
 Aedes                                                         9,824                  68,733
 Beni Stabili                                                788,030                 875,823
 Castellum                                                     4,188                 176,250
 Corio                                                         7,255                 406,248
 Creed                                                            90                 334,002
 DTZ Holdings                                                  3,430                  16,969
 Kungsleden                                                    3,738                 113,949
 Midland Realty Holdings                                     135,797                  84,716
 Tokyu Livable                                                 1,300                  50,448
                                                                                   2,127,138
REAL ESTATE OPERATOR & DEVELOPER (1.53%)
 Capital & Regional                                           12,429                 170,902
 CapitaLand                                                  855,000               1,457,401
 Cheung Kong                                                 189,000               2,038,440
 China Overseas Land & Investment                                299                      69
 China Resources Land                                        174,000                  36,929
 Consorcio ARA                                                67,771                 247,497
 Fadesa Inmobiliaria /1/                                      21,083                 622,288
 FKP Property Group                                           17,782                  44,871
 Hammerson                                                   104,661               1,580,077
 Inmobiliaria Urbis                                           14,420                 284,974
 IRSA Inversiones y Representaciones /1/                      14,705                 180,430
 JOINT                                                         3,527                 150,085
 Keppel Land                                                  16,000                  31,031
 Kerry Properties                                            101,148                 261,509
 Slough Estates                                               26,162                 246,655
 Urban                                                         2,800                 116,651
                                                                                   7,469,809
RENTAL-AUTO & EQUIPMENT (0.10%)
 Ashtead Group /1/                                            75,195                 140,993
 Coates Hire                                                  15,371                  56,077
 Northgate                                                    12,319                 212,875
 Ramirent                                                        600                  11,843
 Sixt                                                          1,436                  40,030
 Speedy Hire                                                   1,847                  21,869
                                                                                     483,687
RETAIL-APPAREL & SHOE (0.18%)
 Edgars Consolidated Stores                                   85,300                 414,245
 Etam Developpement /1/                                          464                  14,992
 Lindex                                                          739                  35,815
 Lojas Renner /1/                                             13,000                 250,105
 POINT                                                         4,043                 169,878
                                                                                     885,035
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-AUTOMOBILE (0.07%)
                                                                                $
 Astra International                                         236,401                 318,255
 Bilia                                                           806                  14,960
                                                                                     333,215
RETAIL-BOOKSTORE (0.02%)
 Culture Convenience Club                                      4,500                 117,222
RETAIL-BUILDING PRODUCTS (0.30%)
 Grafton Group                                                32,543                 369,986
 RONA /1/                                                     55,823               1,108,765
                                                                                   1,478,751
RETAIL-CATALOG SHOPPING (0.00%)
 N Brown Group                                                 7,588                  21,742
RETAIL-CONSUMER ELECTRONICS (0.54%)
 Carphone Warehouse                                          123,955                 401,551
 Yamada Denki                                                 39,500               2,237,611
                                                                                   2,639,162
RETAIL-CONVENIENCE STORE (0.74%)
 Alimentation Couche Tard /1/                                122,000               2,109,711
 Lawson                                                       41,300               1,484,803
 MINISTOP                                                      1,845                  33,659
                                                                                   3,628,173
RETAIL-DISCOUNT (0.02%)
 Siam Makro /2/                                               56,691                  76,941
RETAIL-DRUG STORE (0.06%)
 Sundrug                                                       4,059                 170,551
 Tsuruha                                                       3,152                 106,008
                                                                                     276,559
RETAIL-HYPERMARKETS (0.05%)
 Organizacion Soriana                                         58,791                 235,812
RETAIL-JEWELRY (0.56%)
 Compagnie Financiere Richemont                               76,901               2,716,652
RETAIL-MAJOR DEPARTMENT STORE (0.12%)
 David Jones                                                  64,691                 102,270
 Hyundai Department Store                                      7,890                 418,054
 PARCO                                                         8,159                  58,739
                                                                                     579,063
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.12%)
 Amplifon                                                        895                  58,595
 Foschini                                                     39,682                 262,785
 Ryohin Keikaku                                                5,818                 281,311
                                                                                     602,691
RETAIL-OFFICE SUPPLIES (0.01%)
 Bechtle                                                       2,263                  55,607
RETAIL-PUBS (0.79%)
 Punch Taverns                                               291,086               3,833,383
RETAIL-RESTAURANTS (0.01%)
 Restaurant Group                                             11,340                  27,652
RETAIL-SPORTING GOODS (0.01%)
 Blacks Leisure Group                                          4,818                  37,154
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-VIDEO RENTAL (0.02%)
                                                                                $
 GEO                                                              44                 110,299
RUBBER & PLASTIC PRODUCTS (0.02%)
 Korea Kumho Petrochemical                                     2,160                  38,500
 Semperit  Holding                                             1,813                  53,689
                                                                                      92,189
RUBBER-TIRES (1.07%)
 Continental                                                  46,287               3,606,684
 Nokian Renkaat                                               72,887               1,480,263
 Sumitomo Rubber Industries                                   14,503                 146,330
                                                                                   5,233,277
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.42%)
 Novatek Microelectronics                                    125,984                 528,970
 Taiwan Semiconductor Manufacturing                          707,049               1,178,618
 United Microelectronics /1/                                 495,000                 349,755
                                                                                   2,057,343
SPECIAL PURPOSE BANKS (0.30%)
 DEPFA Bank                                                   90,622               1,466,190
STEEL PIPE & TUBE (0.34%)
 Confab Industrial /1/                                       121,403                 167,050
 Vallourec                                                     4,093               1,490,479
                                                                                   1,657,529
STEEL PRODUCERS (0.36%)
 China Steel                                                  46,494                  38,897
 Gerdau AmeriSteel /1/                                        18,145                  91,469
 INI Steel                                                    14,290                 243,572
 IPSCO                                                         6,397                 344,074
 Mittal Steel South Africa                                    29,665                 246,488
 POSCO                                                         9,049                 451,545
 Tenaris                                                       3,400                 319,158
                                                                                   1,735,203
STEEL-SPECIALTY (0.24%)
 Daido Metal                                                   7,010                  56,658
 Hitachi Metals                                              148,241               1,106,898
                                                                                   1,163,556
STORAGE & WAREHOUSING (0.02%)
 Atlas Cold Storage Income Trust /1/                           2,500                  11,685
 Mitsui-Soko                                                  13,192                  51,076
 Westshore Terminals                                           2,955                  32,299
                                                                                      95,060
TELECOMMUNICATION EQUIPMENT (0.10%)
 Foxconn International Holdings /1/                          264,968                 218,125
 Option /1/                                                    5,086                 212,823
 Tamura Taiko Holdings                                         6,657                  54,399
                                                                                     485,347
TELECOMMUNICATION SERVICES (0.95%)
 AFK Sistema /1/ /3/                                          22,524                 398,224
 Cable & Wireless                                            594,987               1,670,812
 KT Freetel                                                   16,380                 433,950
 Orascom Telecom Holding                                       7,703                 384,049
 StarHub /1/                                               1,248,884               1,429,230
 Telekom Malaysia                                            109,791                 319,083
                                                                                   4,635,348
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (1.38%)
                                                                                $
 China Netcom Group                                          347,311                 531,616
 Hellenic Telecommunications Organization                    125,503               2,561,037
 TDC                                                          23,218               1,045,319
 Telefonos de Mexico                                          33,440                 644,389
 Telekom Austria                                              70,578               1,429,083
 Telkom South Africa                                          27,736                 530,758
                                                                                   6,742,202
TELEVISION (1.19%)
 CanWest Global Communications /1/                           100,000               1,069,375
 Gestevision Telecinco                                         9,963                 236,586
 Mediaset                                                    191,969               2,341,085
 Modern Times Group /1/                                       71,212               2,147,870
 Ulster Television                                             1,682                  13,593
                                                                                   5,808,509
TOBACCO (2.18%)
 British American Tobacco                                    216,236               4,320,989
 Imperial Tobacco Group                                       94,292               2,430,386
 Japan Tobacco                                                   271               3,868,148
                                                                                  10,619,523
TOOLS-HAND HELD (0.08%)
 Hitachi Koki                                                  8,000                  91,137
 Makita                                                       14,582                 307,654
                                                                                     398,791
TRANSPORT-MARINE (1.08%)
 Berlian Laju Tanker                                       2,357,571                 221,210
 Brostrom                                                      2,100                  35,189
 Dampskibsselskabet Norden                                        50                  24,587
 Dampskibsselskabet Torm                                       6,600                 342,818
 DFDS                                                            250                  18,115
 Kawasaki Kisen Kaisha                                        44,326                 272,848
 Mitsui O.S.K. Lines                                         274,417               1,765,062
 Nippon Yusen Kabushiki Kaisha                               289,136               1,679,179
 Orient Overseas International                                98,043                 454,627
 Precious Shipping /2/                                       177,690                 184,605
 Wan Hai Lines                                               185,000                 175,061
 Wilhelmsen                                                    3,020                  99,762
                                                                                   5,273,063
TRANSPORT-RAIL (0.87%)
 Canadian National Railway                                    39,900               2,641,123
 Canadian Pacific Railway                                     41,100               1,592,439
                                                                                   4,233,562
TRANSPORT-SERVICES (0.06%)
 Arriva                                                       27,837                 275,679
 TransForce Income Fund                                        1,700                  23,851
                                                                                     299,530
TRANSPORT-TRUCK (0.06%)
 DSV                                                           2,700                 255,428
 Hitachi Transport System                                      2,000                  17,057
                                                                                     272,485
TRAVEL SERVICES (0.02%)
 H.I.S.                                                        4,956                 101,026
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRUCKING & LEASING (0.01%)
                                                                                $
 Mullen Group Income Fund                                      3,004                  56,971
VETERINARY PRODUCTS (0.00%)
 Dechra Pharmaceuticals                                        3,612                  13,990
WATER (0.38%)
 Cia de Saneamento Basico do Estado de Sao
  Paulo /1/                                                3,624,468                 219,045
 Kelda Group                                                  43,478                 543,484
 Suez                                                         40,500               1,114,232
                                                                                   1,876,761
WEB PORTALS (0.03%)
 Dacom /1/                                                    10,450                 124,175
WIRE & CABLE PRODUCTS (0.05%)
 Daetwyler Holding                                                 5                  13,695
 LG Cable                                                      9,068                 207,115
                                                                                     220,810
WIRELESS EQUIPMENT (0.35%)
 Nokia                                                       107,635               1,721,836
                                                TOTAL COMMON STOCKS              478,118,855

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.48%)
COMMERCIAL BANKS (0.13%)
 Banco Itau Holding Financeira                                 3,401                 638,665
DIVERSIFIED MINERALS (0.15%)
 Caemi Mineracao e Metalurgica                               704,183                 756,901
FOOD-MEAT PRODUCTS (0.07%)
 Perdigao                                                     13,907                 322,810
PETROCHEMICALS (0.01%)
 Ultrapar Participacoes                                    3,329,032                  54,440
STEEL PRODUCERS (0.09%)
 Usinas Siderurgicas de Minas Gerais                          23,816                 424,325
TEXTILE-PRODUCTS (0.03%)
 Cia de Tecidos do Norte de Minas - Coteminas              2,051,162                 152,701
                                             TOTAL PREFERRED STOCKS                2,349,842

                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.86%)
FINANCE-OTHER SERVICES (1.86%)
 Investment in Joint Trading Account;
  HSBC Funding
                                                           $                    $
  3.31%; 08/01/05                                          9,090,977               9,090,978
                                             TOTAL COMMERCIAL PAPER                9,090,978
                                                                                ------------

                              TOTAL PORTFOLIO INVESTMENTS (100.35%)              489,559,675
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (-0.35%)                   (1,715,207)
                                         TOTAL NET ASSETS (100.00%)             $487,844,468
                                                                                ---------------

/1 //Non-income producing security./
/2 //Market value is determined in accordance with procedures established / /in good faith by the Board of Directors. At the end of the period, the / /value of these securities totaled $1,144,105 or 0.23% of net assets./
/3 //Security exempt from registration under Rule 144A of the Securities / /Act of 1933. These securities may be resold in transactions exempt / /from registration, normally to qualified institutional buyers. Unless / /otherwise indicated, these securities are not considered to be illiquid. / /At the end of the period, the value of these securities totaled / /$1,683,528 or 0.35% of net assets./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 62,291,478
Unrealized Depreciation                        (4,561,815)
                                             ------------
Net Unrealized Appreciation (Depreciation)     57,729,663
Cost for federal income tax purposes         $431,815,807

                            SCHEDULE OF INVESTMENTS
                               EQUITY INCOME FUND

                           JULY 31, 2005 (UNAUDITED)

                                    Shares

                                    Held                                 Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (81.54%)
AEROSPACE & DEFENSE (1.05%)
                                                                     $
 Northrop Grumman                                  19,300               1,070,185
AEROSPACE & DEFENSE EQUIPMENT (0.62%)
 United Technologies                               12,600                 638,820
APPAREL MANUFACTURERS (0.36%)
 VF                                                 6,200                 366,048
APPLICATIONS SOFTWARE (0.82%)
 Microsoft                                         32,700                 837,447
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.33%)
 Volvo                                              8,160                 342,358
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.14%)
 Autoliv                                           20,300                 904,365
 GKN                                               56,000                 261,765
                                                                        1,166,130
BEVERAGES-NON-ALCOHOLIC (0.69%)
 Coca-Cola                                         12,000                 525,120
 PepsiCo                                            3,400                 185,402
                                                                          710,522
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.31%)
 CSR                                               77,300                 153,930
 Fletcher Building                                 31,900                 159,120
                                                                          313,050
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.17%)
 Heijmans                                           3,500                 170,647
CASINO HOTELS (0.62%)
 Harrah's Entertainment                             6,200                 488,188
 Paradise                                          29,700                 141,456
                                                                          629,644
CHEMICALS-DIVERSIFIED (1.02%)
 Dow Chemical                                      10,100                 484,295
 PPG Industries                                     8,648                 562,379
                                                                        1,046,674
COATINGS & PAINT (0.34%)
 Sherwin-Williams                                   7,400                 352,314
COMMERCIAL BANKS (4.33%)
 Associated Banc-Corp                              20,000                 681,200
 Australia & New Zealand Banking
  Group                                            14,700                 239,767
 Banco Santander Central Hispano                   27,400                 340,137
 Bank of Hawaii                                     6,000                 308,100
 BNP Paribas                                        4,130                 299,235
 City National                                      3,500                 255,745
 Commonwealth Bank of Australia                    14,500                 430,471
 Danske Bank                                        9,300                 290,746
 DnB                                               16,300                 171,097
 North Fork Bancorp                                10,600                 290,334
 Societe Generale                                   2,480                 271,864
 Sparebanken Midt-Norge                             3,500                 186,394
 Sparebanken More                                   1,700                  80,825
 Suncorp-Metway                                    11,500                 178,396
 UnionBanCal                                        4,300                 306,762
                                    Shares

                                    Held                                 Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                     $
 Westpac Banking                                    6,200                  93,068
                                                                        4,424,141
DIVERSIFIED MANUFACTURING OPERATIONS (2.49%)
 Eaton                                             10,420                 680,843
 General Electric                                  29,100               1,003,950
 Honeywell International                           17,700                 695,256
 Textron                                            2,300                 170,591
                                                                        2,550,640
ELECTRIC-DISTRIBUTION (0.07%)
 Viridian Group                                     5,600                  75,818
ELECTRIC-INTEGRATED (6.98%)
 Constellation Energy Group                        25,000               1,505,250
 E.ON                                               3,650                 338,275
 Edison International                              30,500               1,246,840
 Enel                                              22,800                 195,659
 Exelon                                            25,100               1,343,352
 Fortum                                            10,600                 194,031
 PPL                                               10,700                 658,906
 Scottish & Southern Energy                        19,000                 327,154
 Scottish Power                                    42,200                 374,271
 TECO Energy                                       16,500                 312,840
 TXU                                                7,400                 641,136
                                                                        7,137,714
FINANCE-INVESTMENT BANKER & BROKER (2.24%)
 Citigroup                                         41,786               1,817,691
 JP Morgan Chase                                   13,560                 476,498
                                                                        2,294,189
FINANCE-MORTGAGE LOAN/BANKER (0.74%)
 CharterMac                                        19,100                 441,210
 Countrywide Financial                              8,800                 316,800
                                                                          758,010
FINANCE-OTHER SERVICES (0.09%)
 Hong Leong Finance                                36,800                  87,331
FOOD-MISCELLANEOUS/DIVERSIFIED (0.24%)
 Kellogg                                            5,500                 249,205
FOOD-WHOLESALE & DISTRIBUTION (0.53%)
 SUPERVALU                                         15,300                 541,620
GAS-DISTRIBUTION (0.75%)
 UGI                                               26,000                 762,840
HOTELS & MOTELS (0.25%)
 Starwood Hotels & Resorts
  Worldwide                                         3,980                 252,014
INVESTMENT COMPANIES (0.37%)
 American Capital Strategies                       10,100                 380,063
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.69%)
 Nuveen Investments                                18,600                 706,800
LIFE & HEALTH INSURANCE (0.31%)
 Friends Provident                                 98,700                 317,131
MEDICAL PRODUCTS (0.43%)
 Johnson & Johnson                                  6,900                 441,324
                                    Shares

                                    Held                                 Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (0.34%)
                                                                     $
 Merck                                             11,200                 347,872
MEDICAL-HOSPITALS (0.46%)
 Parkway Holdings                                 375,000                 474,326
METAL PROCESSORS & FABRICATION (0.34%)
 Timken                                            13,100                 346,757
METAL-DIVERSIFIED (0.38%)
 Freeport-McMoRan Copper & Gold                     9,700                 390,716
MISCELLANEOUS INVESTING (20.29%)
 AMB Property                                      11,300                 519,687
 American Home Mortgage Investment                 40,800               1,567,128
 Arbor Realty Trust                                36,100               1,111,880
 Archstone-Smith Trust                             13,300                 565,250
 AvalonBay Communities                              6,800                 595,408
 BioMed Realty Trust                               22,222                 565,105
 Boston Properties                                  9,000                 685,350
 Camden Property Trust                             11,500                 635,720
 Capital Automotive                                11,900                 467,313
 CBL & Associates Properties                       10,400                 477,152
 Developers Diversified Realty                     18,800                 914,996
 Eastgroup Properties                               6,000                 260,400
 Equity Office Properties Trust                    28,500               1,010,325
 Equity Residential Properties
  Trust                                            19,300                 779,720
 Essex Property Trust                               5,000                 459,300
 General Growth Properties                         11,200                 514,976
 Gramercy Capital                                  41,500               1,097,260
 Kilroy Realty                                     12,800                 666,880
 Kimco Realty                                       7,500                 492,450
 Macerich                                           8,500                 596,870
 Mills                                              1,778                 115,677
 Newcastle Investment                              32,300                 998,070
 Nieuwe Steen Investments                           6,340                 146,625
 Regency Centers                                    3,400                 209,780
 Simon Property Group                              16,400               1,307,736
 SL Green Realty                                    5,000                 348,500
 Sovran Self Storage                                9,900                 478,269
 Thornburg Mortgage                                26,600                 789,488
 United Dominion Realty Trust                      28,600                 727,870
 Ventas                                            24,300                 784,647
 Vornado Realty Trust                               9,700                 859,808
                                                                       20,749,640
MONEY CENTER BANKS (2.42%)
 Bank of America                                   43,200               1,883,520
 Lloyds TSB Group                                  69,700                 591,785
                                                                        2,475,305
MORTGAGE BANKS (0.32%)
 Bradford & Bingley                                26,000                 154,263
 Sparebanken Nord-Norge                             7,900                 168,288
                                                                          322,551
MULTI-LINE INSURANCE (2.15%)
 Assurances Generales de France                     1,870                 157,749
 Aviva                                             21,000                 241,615
 Cincinnati Financial                              14,070                 579,965
 ING Groep                                         20,000                 606,841
                                    Shares

                                    Held                                 Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                     $
 Milano Assicurazioni                              24,600                 162,550
 Riunione Adriatica di Sicurta                     14,000                 280,585
 Storebrand                                        17,100                 170,256
                                                                        2,199,561
MULTIMEDIA (0.32%)
 McGraw-Hill                                        7,000                 322,070
NON-HOTEL GAMBLING (0.48%)
 Greek Organisation of Football
  Prognostics                                      15,200                 495,540
OIL & GAS DRILLING (0.45%)
 Diamond Offshore Drilling                          8,000                 456,480
OIL COMPANY-EXPLORATION & PRODUCTION (1.40%)
 Royal Dutch Shell                                 14,803                 470,694
 Royal Dutch Shell                                 20,780                 640,099
 Total Gabon                                          490                 316,041
                                                                        1,426,834
OIL COMPANY-INTEGRATED (6.26%)
 Amerada Hess                                       2,100                 247,506
 ChevronTexaco                                     22,900               1,328,429
 ConocoPhillips                                    12,600                 788,634
 ENI                                               25,000                 711,483
 Exxon Mobil                                       42,040               2,469,850
 Occidental Petroleum                              10,400                 855,712
                                                                        6,401,614
PIPELINES (0.90%)
 Equitable Resources                                6,600                 468,930
 Questar                                            6,500                 456,170
                                                                          925,100
PRINTING-COMMERCIAL (0.16%)
 R.R. Donnelley & Sons                              4,400                 158,620
PROPERTY & CASUALTY INSURANCE (0.50%)
 St. Paul Travelers                                11,500                 506,230
PROPERTY TRUST (0.41%)
 Centro Properties Group                           24,800                 105,745
 Centro Retail Group /1/ /2/                        8,267                   9,425
 Investa Property Group                            92,000                 139,150
 Macquarie Leisure Trust Group                    108,700                 160,278
                                                                          414,598
PUBLICLY TRADED INVESTMENT FUND (0.26%)
 iShares Cohen & Steers Realty
  Majors
  Index Fund                                        3,400                 261,936
REAL ESTATE MANAGEMENT & SERVICES (0.15%)
 Corio                                              2,700                 151,188
REAL ESTATE OPERATOR & DEVELOPER (0.09%)
 FKP Property Group                                36,700                  92,608
REGIONAL BANKS (3.39%)
 Comerica                                           9,000                 549,900
 KeyCorp                                           26,000                 890,240
 National City                                     11,800                 435,538
 Wachovia                                          19,542                 984,526
                                    Shares

                                    Held                                 Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                     $
 Wells Fargo                                        9,900                 607,266
                                                                        3,467,470
RETAIL-AUTOMOBILE (0.16%)
 Bilia                                              8,600                 159,625
RETAIL-BUILDING PRODUCTS (0.22%)
 Home Depot                                         5,100                 221,901
RETAIL-MAJOR DEPARTMENT STORE (0.27%)
 David Jones                                      176,900                 279,662
RETAIL-RESTAURANTS (0.45%)
 McDonald's                                        14,745                 459,602
STEEL PRODUCERS (0.18%)
 Rautaruukki Oyj                                   10,900                 188,004
TELEPHONE-INTEGRATED (5.83%)
 ALLTEL                                             4,900                 325,850
 AT&T                                              45,000                 891,000
 Citizens Communications                           76,900               1,010,466
 Royal KPN                                         38,900                 339,255
 SBC Communications                                54,700               1,337,415
 Sprint                                            26,290                 707,201
 TDC                                               11,100                 499,744
 Verizon Communications                            24,814                 849,383
                                                                        5,960,314
TOBACCO (3.11%)
 Altria Group                                      22,383               1,498,766
 British American Tobacco                          13,200                 263,772
 Imperial Tobacco Group                            16,800                 433,022
 Reynolds American                                 11,800                 983,058
                                                                        3,178,618
TRANSPORT-MARINE (1.28%)
 General Maritime                                   9,500                 370,405
 Neptune Orient Lines                              68,900                 149,399
 Orient Overseas International                    106,000                 491,524
 Ship Finance International                         6,235                 117,218
 SMIT Internationale                                3,400                 185,016
                                                                        1,313,562
TRANSPORT-RAIL (0.27%)
 Burlington Northern Santa Fe                       5,000                 271,250
WATER (0.32%)
 AWG                                                9,200                 157,358
 Kelda Group                                       13,700                 171,253
                                                                          328,611
                                     TOTAL COMMON STOCKS               83,370,844

                                    Shares

                                    Held                                 Value

-----------------------------------------------------------------------------------------
PREFERRED STOCKS (14.44%)
CELLULAR TELECOMMUNICATIONS (0.37%)
                                                                     $
 U.S. Cellular                                     13,700                 378,257
COMMERCIAL BANKS (2.06%)
 CoBank                                            35,300               1,833,094
 Royal Bank of Scotland Group                      10,500                 269,115
                                                                        2,102,209
ELECTRIC-INTEGRATED (1.49%)
 Consolidated Edison                                7,556                 194,869
 DTE Energy Trust I                                 9,140                 237,823
 Energy East Capital Trust I                        2,185                  56,307
 Entergy Louisiana                                 39,580               1,036,996
                                                                        1,525,995
FINANCE-CONSUMER LOANS (0.26%)
 HSBC Finance                                      10,500                 270,270
FINANCE-INVESTMENT BANKER & BROKER (0.19%)
 JP Morgan Chase Capital X                          5,000                 130,700
 St. Paul Capital Trust I                           2,300                  59,225
                                                                          189,925
FINANCE-OTHER SERVICES (1.61%)
 National Rural Utilities
  Cooperative Finance                              50,000               1,226,000
 ABN AMRO Capital Funding Trust V                   2,300                  56,856
 ABN AMRO Capital Funding Trust
  VII                                              14,500                 366,850
                                                                        1,649,706
FOOD-RETAIL (0.18%)
 Albertson's                                        8,200                 186,550
GAS-DISTRIBUTION (0.64%)
 AGL Capital Trust II                              25,385                 651,125
MISCELLANEOUS INVESTING (3.61%)
 AMB Property                                       2,800                  70,700
 Duke Realty                                       41,547               1,043,661
 Federal Realty Investment Trust                   15,000                 391,650
 HRPT Properties Trust                             12,600                 340,578
 Public Storage Series E                           19,000                 482,220
 Public Storage Series X                           14,500                 365,400
 Realty Income                                     20,000                 526,800
 Regency Centers                                   13,400                 346,524
 Vornado Realty Trust                               5,000                 124,350
                                                                        3,691,883
MONEY CENTER BANKS (0.20%)
 JP Morgan Chase Capital XVI                        8,000                 203,600
MULTI-LINE INSURANCE (1.66%)
 AEGON                                             36,000                 924,480
 MetLife                                           10,500                 265,230
 XL Capital                                        19,000                 503,310
                                                                        1,693,020
PIPELINES (0.85%)
 TransCanada PipeLines                             33,457                 872,559
PROPERTY & CASUALTY INSURANCE (0.12%)
 W.R. Berkley                                       5,000                 125,000
                                    Shares

                                    Held                                 Value

-----------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
REGIONAL BANKS (0.24%)
                                                                     $
 Wells Fargo Capital IV                             9,400                 242,614
SPECIAL PURPOSE ENTITY (0.87%)
 Corporate-Backed Trust
  Certificates for DaimlerChrysler                 10,500                 261,450
 Preferred Plus Trust                              15,600                 390,780
 SATURNS  6.00%  Goldman Sachs                      4,400                 108,460
 SATURNS  7.125%  BellSouth                         5,200                 131,820
                                                                          892,510
TELEPHONE-INTEGRATED (0.09%)
 SBC Communications                                 3,500                  89,880
                                  TOTAL PREFERRED STOCKS               14,765,103

                                    Principal

                                    Amount                               Value

-----------------------------------------------------------------------------------------
BONDS (3.60%)
ELECTRIC-INTEGRATED (0.19%)
 Georgia Power Capital Trust VI
                                               $                     $
  4.88%; 11/01/42                                 200,000                 199,758
MULTI-LINE INSURANCE (0.33%)
 Allstate Financing II
  7.83%; 12/01/45                                 312,000                 334,003
OIL COMPANY-INTEGRATED (1.56%)
 Phillips 66 Capital Trust II
  8.00%; 01/15/37                               1,475,000               1,596,821
PIPELINES (1.52%)
 KN Capital Trust III
  7.63%; 04/15/28                               1,350,000               1,551,801
                                             TOTAL BONDS                3,682,383

                                    Principal
                                    Amount                               Value
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.43%)
FINANCE-MORTGAGE LOAN/BANKER (0.43%)
 Investment in Joint Trading
  Account;
  Federal Home Loan Bank
  3.10%; 08/01/05                              $  438,340            $    438,340
                                  TOTAL COMMERCIAL PAPER                  438,340
                                                                     ------------

                   TOTAL PORTFOLIO INVESTMENTS (100.01%)              102,256,670
LIABILITIES, NET OF
 CASH, RECEIVABLES
 AND OTHER ASSETS
 (-0.01%)                                                                  (6,758)
                              TOTAL NET ASSETS (100.00%)             $102,249,912
                                                                     ---------------

1       Non-income producing security.
2 Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled 9,425 or 0.01% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                $ 9,903,718
Unrealized Depreciation                                 (1,750,118)
                                                      _____________
Net Unrealized Appreciation (Depreciation)               8,153,600
Cost for federal income tax purposes                   $94,103,070
                                       37

                            SCHEDULE OF INVESTMENTS
                           GOVERNMENT SECURITIES FUND

                           JULY 31, 2005 (UNAUDITED)

                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
BONDS (52.61%)
ASSET BACKED SECURITIES (4.88%)
 Chase Funding Mortgage Loan Asset Backed
  Certificates
                                                     $                      $
  3.69%; 12/25/33 /1/                                  2,348,277               2,350,576
  3.75%; 09/25/33 /1/                                  1,218,186               1,220,201
 Countrywide Asset Backed Certificates
  3.74%; 09/25/33 /1/                                  4,000,000               4,007,664
  3.84%; 03/25/33 /1/                                  3,700,000               3,713,975
 Park Place Securities
  3.82%; 01/25/33 /1/                                  5,000,000               5,015,090
 Structured Asset Investment Loan Trust
  3.78%; 11/25/34 /1/                                  5,000,000               5,016,005
                                                                              21,323,511
FEDERAL & FEDERALLY SPONSORED CREDIT (3.98%)
 Federal Farm Credit Bank
  2.63%; 09/17/07                                      4,500,000               4,359,159
  3.00%; 04/15/08                                      1,750,000               1,697,129
  3.75%; 01/15/09                                      8,500,000               8,335,916
  4.48%; 08/24/12                                      3,000,000               2,994,393
                                                                              17,386,597
FINANCE-MORTGAGE LOAN/BANKER (30.64%)
 Federal Home Loan Bank System
  1.88%; 06/15/06                                      5,250,000               5,151,851
  2.45%; 03/23/07                                      9,000,000               8,755,515
  2.63%; 05/15/07                                      9,500,000               9,242,911
  5.80%; 09/02/08                                      8,500,000               8,853,039
 Federal Home Loan Mortgage
  3.42%; 04/15/30 /1/                                  7,000,000               6,998,628
  3.62%; 09/15/33 /1/                                    466,257                 468,576
  3.69%; 06/15/18 /1/                                  6,152,904               6,168,914
  3.69%; 11/15/34 /1/                                  7,168,824               7,187,198
  3.75%; 11/15/06                                      5,500,000               5,472,016
  4.13%; 07/12/10                                      4,300,000               4,244,332
  4.88%; 03/15/07                                      8,500,000               8,596,985
 Federal National Mortgage Association
  3.25%; 08/15/08                                      9,000,000               8,734,905
  3.66%; 04/25/34 /1/                                  7,388,899               7,386,394
  3.71%; 11/25/22 /1/                                  3,360,811               3,364,256
  3.71%; 03/25/35 /1/                                  6,848,511               6,851,614
  3.76%; 10/25/18 /1/                                  1,046,291               1,048,553
  5.25%; 08/01/12                                      4,300,000               4,429,331
  5.38%; 11/15/11                                      4,000,000               4,189,572
 Federal National Mortgage Association Grantor
  Trust
  3.54%; 07/25/35 /1/ /2/                              5,000,000               5,000,000
  3.81%; 05/25/35 /1/                                  4,148,849               4,148,874
  5.34%; 04/25/12                                      5,000,000               5,196,170
 Federal National Mortgage Association Whole
  Loan
  3.61%; 05/25/35 /1/                                  3,838,524               3,838,528
                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Government National Mortgage Association
                                                     $                      $
  0.99%; 06/17/45 /1/                                 39,842,567               2,472,430
  1.92%; 10/16/12 /1/                                 87,000,000               5,994,909
                                                                             133,795,501
FINANCE-OTHER SERVICES (0.89%)
 Private Export Funding
  3.38%; 02/15/09                                      4,000,000               3,879,156
HOME EQUITY-OTHER (2.78%)
 ACE Securities
  3.80%; 11/25/34 /1/                                  2,500,000               2,506,203
 Encore Credit Receivables Trust
  3.66%; 02/25/35 /1/                                  1,000,000                 999,601
 First NLC Trust
  3.69%; 05/25/35 /1/                                  5,817,494               5,816,074
 Option One Mortgage Loan Trust
  3.59%; 05/25/35 /1/                                  2,800,000               2,798,177
                                                                              12,120,055
HOME EQUITY-SEQUENTIAL (3.05%)
 Chase Funding Loan Acquisition Trust
  3.82%; 06/25/34 /1/                                  3,500,000               3,520,345
 Residential Asset Securities
  3.62%; 07/25/35 /1/                                  4,800,000               4,797,778
  3.66%; 05/25/35 /1/                                  5,000,000               4,995,975
                                                                              13,314,098
MORTGAGE BACKED SECURITIES (6.39%)
 Banc of America Commercial Mortgage
  0.37%; 03/11/41 /1/ /3/                             32,018,357                 362,416
  1.13%; 11/10/38 /1/                                  3,016,207                 122,123
  4.73%; 07/10/43 /1/                                  3,500,000               3,426,486
 Bear Stearns Commercial Mortgage Securities
  1.11%; 02/11/41 /1/ /3/                             12,282,844                 531,872
 Countrywide Alternative Loan Trust
  3.76%; 05/25/35 /1/ /2/                              1,119,770               1,119,770
  5.00%; 10/25/18                                      1,323,472               1,313,875
 GMAC Mortgage Corporation Loan Trust
  3.64%; 08/25/35 /1/                                    850,000                 848,127
 Greenpoint Mortgage Funding Trust
  3.76%; 06/25/45 /1/ /2/                                918,480                 918,480
 Greenwich Capital Commercial Funding
  0.39%; 06/10/36 /1/ /3/                             20,400,000                 311,284
 IMPAC Secured Assets Commercial Mortgage
  Owner Trust
  3.73%; 12/25/31 /1/                                  2,425,000               2,422,546
 Indymac Index Mortgage Loan Trust
  3.79%; 04/25/35 /1/                                    964,333                 961,990
 JP Morgan Chase Commercial Mortgage
  Securities
  0.51%; 09/12/37 /1/                                110,000,000               1,987,920
                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 LB-UBS Commercial Mortgage Trust
                                                     $                      $
  0.77%; 07/15/40 /1/ /3/                            119,397,542               4,707,367
 Merrill Lynch Mortgage Trust
  0.60%; 05/12/43                                     55,520,000               1,830,439
 Wachovia Bank Commercial Mortgage Trust
  0.30%; 03/15/42 /1/ /3/                             34,808,051                 535,870
  0.58%; 05/15/44 /1/                                106,088,000               3,508,118
 Washington Mutual
  3.54%; 04/25/45 /1/ /2/                              1,945,537               1,945,537
  3.80%; 07/25/44 /1/                                  1,070,122               1,073,418
                                                                              27,927,638
                                                    TOTAL BONDS              229,746,556

                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (15.71%)
                                                     $                      $
4.50%; 06/01/11                                        3,533,029               3,514,989
4.50%; 04/01/19                                        3,215,824               3,167,005
4.50%; 11/01/19                                        9,345,112               9,203,244
4.59%; 10/01/33 /1/                                    1,216,682               1,184,700
5.00%; 12/01/18                                        2,854,416               2,864,598
5.00%; 12/01/32                                        1,276,247               1,259,498
5.00%; 09/01/35 /4/                                    1,500,000               1,473,750
5.50%; 05/01/17                                          271,701                 277,210
5.50%; 09/01/17                                          484,346                 494,166
5.50%; 02/01/18                                          569,115                 580,653
5.50%; 12/01/18                                            4,018                   4,081
5.50%; 01/01/29                                           47,497                  47,817
5.50%; 03/01/29                                           20,014                  20,161
5.50%; 05/01/33                                          842,923                 848,112
5.50%; 10/01/33                                          358,762                 360,971
5.50%; 12/01/33                                        7,601,338               7,648,139
5.50%; 08/01/35 /4/                                   18,350,000              18,441,750
6.00%; 03/01/17                                          192,008                 198,262
6.00%; 06/01/28                                          149,159                 152,744
6.00%; 10/01/31                                           73,638                  75,293
6.00%; 02/01/32                                          196,623                 201,044
6.00%; 08/01/35 /4/                                    9,000,000               9,191,250
6.50%; 06/01/17                                          432,988                 449,088
6.50%; 08/01/22                                          703,442                 730,828
6.50%; 03/01/29                                           97,501                 101,127
6.50%; 06/01/31                                           12,061                  12,494
6.50%; 02/01/32                                           92,778                  96,053
6.50%; 02/01/32                                          193,705                 200,654
6.50%; 04/01/32                                          152,875                 158,271
6.50%; 08/01/32                                          490,643                 507,961
6.50%; 08/01/32                                          201,159                 208,259
6.50%; 07/01/34                                        4,458,916               4,625,109
7.00%; 01/01/31                                           26,206                  27,518
7.50%; 12/01/30                                           46,894                  50,072
7.50%; 02/01/31                                           25,842                  27,594
                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                     $                      $
7.50%; 04/01/32                                          153,525                 163,913
8.00%; 08/01/30                                            7,945                   8,525
8.00%; 11/01/30                                           17,378                  18,648
                                       TOTAL FHLMC CERTIFICATES               68,595,551

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (22.54%)
4.50%; 03/01/10                                          204,625                 203,326
4.50%; 11/01/14                                        7,392,269               7,363,181
4.50%; 08/01/20 /4/                                    7,600,000               7,474,129
4.73%; 12/01/33 /1/                                      862,264                 852,026
4.75%; 02/01/35 /1/                                    6,722,752               6,703,814
4.77%; 04/01/35 /1/                                    7,453,034               7,405,282
4.95%; 10/01/33 /1/                                      579,637                 579,212
5.00%; 01/01/18                                        1,015,330               1,018,843
5.00%; 04/01/19                                        2,434,394               2,441,164
5.00%; 08/01/35 /4/                                   21,050,000              20,727,682
5.03%; 03/01/35 /1/                                    4,715,289               4,729,501
5.16%; 12/01/33 /1/                                    1,375,705               1,379,071
5.50%; 09/01/17                                          695,515                 709,818
5.50%; 09/01/17                                          192,779                 196,744
5.50%; 03/01/18                                          632,466                 645,472
5.50%; 06/01/19                                          227,411                 232,066
5.50%; 06/01/19                                          224,028                 228,613
5.50%; 07/01/19                                          572,041                 583,750
5.50%; 07/01/19                                          443,026                 452,095
5.50%; 07/01/19                                          102,344                 104,439
5.50%; 07/01/19                                          212,926                 217,284
5.50%; 07/01/19                                          303,529                 309,742
5.50%; 08/01/19                                        1,078,041               1,100,108
5.50%; 08/01/19                                          109,982                 112,233
5.50%; 09/01/19                                          834,208                 851,283
5.50%; 09/01/33                                        3,968,559               3,991,593
5.50%; 08/01/35 /4/                                   12,000,000              12,060,000
6.00%; 05/01/09                                          145,558                 150,742
6.00%; 01/01/17                                          186,488                 192,712
6.00%; 04/01/17                                          177,892                 183,830
6.00%; 12/01/22                                          334,715                 343,894
6.00%; 12/01/31                                           71,419                  73,051
6.00%; 12/01/31                                          213,779                 218,663
6.00%; 11/01/32                                          215,911                 220,683
6.00%; 08/01/35 /4/                                   12,750,000              13,024,916
6.50%; 04/01/10                                           30,638                  32,064
6.50%; 06/01/16                                           64,274                  66,782
6.50%; 09/01/31                                          158,811                 164,579
6.50%; 12/01/31                                           45,917                  47,584
6.50%; 04/01/32                                           95,969                  99,383
7.00%; 05/01/22                                          206,744                 218,043
7.00%; 02/01/32                                           48,899                  51,473
7.00%; 02/01/32                                           41,543                  43,716
7.00%; 02/01/32                                           50,292                  52,940
7.00%; 04/01/32                                          239,417                 251,939
7.50%; 01/01/31                                           21,622                  23,049
7.50%; 05/01/31                                           29,891                  31,864
                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                     $                      $
7.50%; 08/01/32                                          284,077                 302,790
                                        TOTAL FNMA CERTIFICATES               98,467,168

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (8.42%)
3.88%; 10/20/30 /1/                                    5,884,727               5,922,972
5.00%; 08/15/33                                        3,391,760               3,372,596
5.00%; 08/15/33                                        6,536,992               6,500,058
5.50%; 12/15/13                                           81,723                  84,163
5.50%; 01/15/14                                          263,768                 271,361
5.50%; 01/15/14                                          254,554                 261,882
5.50%; 02/15/14                                          211,471                 217,559
5.50%; 03/15/14                                          353,517                 363,694
5.50%; 05/20/35                                        1,985,035               2,006,711
6.00%; 03/15/17                                        1,513,506               1,571,665
6.00%; 10/15/23                                          591,311                 610,175
6.00%; 11/15/23                                          362,391                 373,952
6.00%; 11/15/23                                          179,119                 184,833
6.00%; 12/15/23                                          157,253                 162,270
6.00%; 12/15/23                                          142,475                 147,020
6.00%; 12/15/23                                           15,246                  15,732
6.00%; 01/15/24                                          255,832                 263,838
6.00%; 01/20/24                                           93,224                  95,851
6.00%; 02/15/24                                          120,835                 124,616
6.00%; 02/15/24                                          214,180                 220,882
6.00%; 02/15/24                                          148,288                 152,928
6.00%; 03/15/24                                           68,255                  70,391
6.00%; 04/20/24                                          146,831                 150,968
6.00%; 05/20/24                                          218,423                 224,577
6.00%; 05/20/24                                           39,157                  40,260
6.00%; 10/20/24                                           95,987                  98,692
6.00%; 09/20/25                                          130,441                 134,082
6.00%; 11/20/25                                           88,405                  90,873
6.00%; 10/20/28                                          100,963                 103,690
6.00%; 08/15/32                                          733,548                 754,693
6.00%; 09/15/32                                          608,065                 625,593
6.00%; 02/15/33                                          220,593                 226,921
6.50%; 07/15/08                                           39,987                  41,074
6.50%; 07/15/08                                           44,776                  45,994
6.50%; 10/15/08                                           60,117                  61,752
6.50%; 03/15/09                                           67,011                  68,833
6.50%; 09/15/23                                           68,180                  71,524
6.50%; 09/15/23                                          100,269                 105,186
6.50%; 09/15/23                                           96,510                 101,243
6.50%; 09/15/23                                          124,500                 130,606
6.50%; 10/15/23                                          108,699                 114,030
6.50%; 10/15/23                                           85,657                  89,858
6.50%; 11/15/23                                           61,960                  64,999
6.50%; 12/15/23                                          261,139                 273,946
6.50%; 12/15/23                                          277,082                 290,671
6.50%; 12/15/23                                          136,608                 143,308
6.50%; 12/15/23                                           81,797                  85,809
6.50%; 01/15/24                                          139,919                 146,719
6.50%; 01/15/24                                           71,239                  74,701
6.50%; 01/15/24                                          141,077                 147,934
                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
                                                     $                      $
6.50%; 01/15/24                                           81,504                  85,465
6.50%; 01/15/24                                          132,499                 138,939
6.50%; 01/15/24                                          108,372                 113,639
6.50%; 01/15/24                                           66,930                  70,183
6.50%; 01/15/24                                           65,794                  68,992
6.50%; 03/15/24                                           90,372                  94,765
6.50%; 04/15/24                                          138,030                 144,739
6.50%; 04/20/24                                           92,850                  96,929
6.50%; 07/15/24                                          369,805                 387,942
6.50%; 10/15/25                                          153,736                 161,154
6.50%; 01/15/26                                           58,784                  61,592
6.50%; 03/15/26                                          100,377                 105,170
6.50%; 07/20/26                                           48,460                  50,548
6.50%; 02/15/28                                          107,035                 112,039
6.50%; 10/20/28                                           90,897                  94,721
6.50%; 07/15/31                                           26,271                  27,467
6.50%; 10/15/31                                          122,671                 128,255
6.50%; 07/15/32                                          206,447                 215,821
7.00%; 11/15/22                                           82,393                  87,477
7.00%; 11/15/22                                           72,001                  76,443
7.00%; 11/15/22                                          274,106                 291,017
7.00%; 11/15/22                                          116,062                 123,223
7.00%; 12/15/22                                           73,019                  77,524
7.00%; 12/15/22                                          252,919                 268,523
7.00%; 01/15/23                                           88,746                  94,189
7.00%; 01/15/23                                           84,865                  90,070
7.00%; 01/15/23                                           44,822                  47,571
7.00%; 02/15/23                                          559,853                 594,190
7.00%; 03/15/23                                          104,795                 111,222
7.00%; 07/15/23                                           56,507                  59,973
7.00%; 07/15/23                                           53,151                  56,411
7.00%; 07/15/23                                          155,235                 164,756
7.00%; 07/15/23                                           75,899                  80,554
7.00%; 08/15/23                                           92,707                  98,393
7.00%; 08/15/23                                           25,326                  26,880
7.00%; 10/15/23                                           83,719                  88,854
7.00%; 12/15/23                                           68,948                  73,177
7.00%; 12/15/23                                          102,809                 109,115
7.00%; 01/15/26                                           72,954                  77,273
7.00%; 05/15/26                                           53,791                  56,975
7.00%; 01/15/27                                           84,289                  89,191
7.00%; 03/15/27                                           42,820                  45,310
7.00%; 11/15/27                                          216,406                 228,992
7.00%; 12/15/27                                          159,872                 169,170
7.00%; 04/15/28                                            3,413                   3,609
7.00%; 04/15/28                                          170,333                 180,119
7.00%; 05/15/31                                           82,397                  87,054
7.00%; 07/15/31                                            2,331                   2,463
7.00%; 07/15/31                                           23,426                  24,747
7.00%; 09/15/31                                           35,729                  37,745
7.00%; 02/15/32                                           32,113                  33,922
7.25%; 09/15/25                                           92,360                  98,530
7.25%; 09/15/25                                           38,864                  41,460
7.25%; 09/15/25                                           25,585                  27,293
7.25%; 10/15/25                                           95,126                 101,480
7.50%; 04/15/17                                           20,146                  21,599
7.50%; 04/15/17                                           98,485                 105,587
                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
                                                     $                      $
7.50%; 04/15/17                                           91,745                  98,361
7.50%; 05/15/17                                           18,731                  20,082
7.50%; 07/15/18                                           43,993                  47,223
7.50%; 12/15/21                                           39,533                  42,510
7.50%; 12/15/21                                           45,174                  48,576
7.50%; 12/15/21                                           48,898                  52,580
7.50%; 02/15/22                                           68,349                  73,553
7.50%; 03/15/22                                           21,988                  23,662
7.50%; 03/15/22                                           24,508                  26,374
7.50%; 03/15/22                                           37,790                  40,667
7.50%; 04/15/22                                           28,194                  30,340
7.50%; 04/15/22                                           40,952                  44,069
7.50%; 04/15/22                                           43,794                  47,129
7.50%; 04/15/22                                           27,861                  29,982
7.50%; 05/15/22                                           89,052                  95,832
7.50%; 07/15/22                                          112,595                 121,168
7.50%; 08/15/22                                           26,720                  28,755
7.50%; 08/15/22                                           68,470                  73,683
7.50%; 08/15/22                                           40,235                  43,298
7.50%; 08/15/22                                           14,165                  15,244
7.50%; 08/15/22                                           36,801                  39,603
7.50%; 08/15/22                                           37,877                  40,761
7.50%; 08/15/22                                          175,620                 188,990
7.50%; 08/15/22                                           77,079                  82,948
7.50%; 11/15/22                                           84,386                  90,810
7.50%; 02/15/23                                           19,297                  20,761
7.50%; 02/15/23                                           56,777                  61,084
7.50%; 05/15/23                                           67,901                  73,051
7.50%; 05/15/23                                           17,391                  18,710
7.50%; 05/15/23                                           91,333                  98,260
7.50%; 06/15/23                                           37,427                  40,266
7.50%; 10/15/23                                           39,399                  42,387
7.50%; 11/15/23                                          154,785                 166,525
7.50%; 01/15/24                                           56,085                  60,223
7.50%; 08/15/24                                           28,978                  31,115
7.50%; 04/15/27                                           44,117                  47,235
7.50%; 05/15/27                                          110,554                 118,366
7.50%; 05/15/27                                           59,262                  63,450
7.50%; 06/15/27                                           16,933                  18,129
7.50%; 06/15/27                                           79,491                  85,108
8.00%; 08/15/16                                           94,991                 102,094
8.00%; 09/15/16                                           10,570                  11,360
8.00%; 12/15/16                                           35,076                  37,698
8.00%; 04/15/17                                           18,521                  19,952
8.00%; 04/15/17                                           30,977                  33,372
8.00%; 04/15/17                                           38,155                  41,104
8.00%; 05/15/17                                           44,194                  47,610
8.00%; 05/15/17                                           24,545                  26,442
8.00%; 06/15/17                                           30,252                  32,590
8.00%; 06/15/17                                           37,173                  40,047
8.00%; 06/15/17                                           54,392                  58,596
8.00%; 07/15/17                                           12,402                  13,360
8.00%; 02/15/22                                          117,087                 126,124
8.00%; 12/15/30                                           65,407                  70,511
                                        TOTAL GNMA CERTIFICATES               36,765,856

                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
TREASURY BONDS (12.29%)
 U.S. Treasury
                                                     $                      $
  3.88%; 05/15/10                                      5,500,000               5,432,751
  4.13%; 05/15/15                                      4,350,000               4,294,946
 U.S. Treasury Inflation-Indexed Obligations
  2.38%; 01/15/25                                      5,156,600               5,443,838
  3.88%; 01/15/09                                      8,297,590               8,909,537
  4.25%; 01/15/10                                      4,852,932               5,376,520
 U.S. Treasury Strip
  0.00%; 11/15/15                                     21,000,000              13,419,630
  0.00%; 05/15/20                                     13,800,000               7,033,184
  0.00%; 08/15/25                                      9,500,000               3,781,618
                                                                              53,692,024
                                           TOTAL TREASURY BONDS               53,692,024

                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (8.06%)
FINANCE-MORTGAGE LOAN/BANKER (8.06%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
  3.10%; 08/01/05                                     35,195,166              35,195,166
                                         TOTAL COMMERCIAL PAPER               35,195,166
                                                                            ------------

                          TOTAL PORTFOLIO INVESTMENTS (119.63%)              522,462,321
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS
 (-19.63%)                                                                   (85,739,710)
                                     TOTAL NET ASSETS (100.00%)             $436,722,611
                                                                            ---------------

1       Variable rate.
2       Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $8,983,787 or 2.06% of net assets.
3       Security exempt from registration under Rule 144A of the Securities
        Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $6,448,809 or 1.48% of net assets.
4       Security was purchased in a "to-be-announced" ("TBA") transaction.


                            SCHEDULE OF INVESTMENTS
                           GOVERNMENT SECURITIES FUND

                           JULY 31, 2005 (UNAUDITED)

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  1,864,699
Unrealized Depreciation                        (3,160,168)
                                             ------------
Net Unrealized Appreciation (Depreciation)      1,295,469
Cost for federal income tax purposes         $523,757,790

                                                Notional    Unrealized
                 Description                     Amount     Gain (Loss)
------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive a monthly return equal to a 30-year    $8,866,791    $(25,392)
5.5% FHLMC and pay monthly a floating rate
based on 1-month LIBOR less 33 basis points
with Merrill Lynch. Expires September 2005.

Receive a monthly return equal to the Lehman   5,000,000      (77,749)
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 25
basis points with Morgan Stanley. Expires
November 2005.

Receive a monthly return equal to a 30-year    9,000,000      (90,957)
5.0% FHLMC and pay monthly a floating rate
based on 1-month LIBOR less 85 basis points
with Merrill Lynch. Expires October 2005.



                            SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           JULY 31, 2005 (UNAUDITED)

                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (64.93%)
AEROSPACE & DEFENSE EQUIPMENT (0.02%)
 United Technologies
                                                         $                     $
  6.10%; 05/15/12                                            15,000                  16,133
AGRICULTURAL OPERATIONS (0.37%)
 Archer Daniels Midland
  5.94%; 10/01/32                                            10,000                  10,772
 Bunge Limited Finance
  4.38%; 12/15/08                                           265,000                 261,873
  5.10%; 07/15/15 /1/                                       100,000                  99,098
  5.88%; 05/15/13                                            20,000                  20,948
                                                                                    392,691
ASSET BACKED SECURITIES (4.82%)
 Adjustable Rate Mortgage Trust
  4.03%; 02/25/35 /2/                                       225,000                 227,220
 Bear Stearns Asset Backed Securities
  3.70%; 02/25/35 /2/                                       300,000                 300,059
  4.06%; 03/25/34 /2/                                       205,000                 204,991
  4.11%; 02/25/34 /2/                                       250,000                 251,087
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  3.69%; 12/25/33 /2/                                        82,832                  82,913
  3.75%; 09/25/33 /2/                                        87,013                  87,157
  3.96%; 09/25/33 /2/                                       120,000                 119,933
 Countrywide Asset Backed Certificates
  3.61%; 04/25/30                                           103,409                 102,956
  3.71%; 08/30/35 /3/                                       225,000                 225,000
  3.98%; 06/25/35 /2/                                       240,000                 240,352
  4.53%; 01/25/34 /2/                                       325,000                 328,769
 Financial Asset Securities Corp. AAA Trust
  3.75%; 02/27/35 /1/ /2/                                   200,000                 200,003
 Master Asset Backed Securities Trust
  3.69%; 12/25/34 /2/                                       400,000                 400,490
  5.11%; 08/25/33 /2/                                       300,000                 305,348
 Morgan Stanley ABS Capital I
  3.68%; 12/25/34 /2/                                       200,000                 200,220
  3.72%; 07/25/35 /2/ /3/ /4/                               180,000                 180,000
  4.33%; 12/25/34 /2/                                        50,000                  50,138
 MSDWCC Heloc Trust
  3.65%; 07/25/17 /2/                                       210,182                 210,198
 Nomura Asset Acceptance
  3.69%; 06/25/35 /2/                                       194,272                 194,265
  3.81%; 02/25/35 /2/                                       336,598                 337,641
 Park Place Securities
  3.68%; 01/25/36 /2/                                       150,000                 150,265
 Residential Asset Mortgage Products
  3.70%; 08/05/35 /3/                                       375,000                 375,000
 Structured Asset Securities
  3.68%; 03/25/35 /2/                                       350,000                 350,160
                                                                                  5,124,165
AUTO-CARS & LIGHT TRUCKS (0.79%)
 DaimlerChrysler Holding
  3.61%; 03/07/07 /2/                                       225,000                 224,340
  3.86%; 09/10/07 /2/                                       100,000                 100,203
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO-CARS & LIGHT TRUCKS (CONTINUED)
 DaimlerChrysler Holding (continued)
                                                         $                     $
  4.23%; 08/08/06 /2/                                       200,000                 201,443
  4.88%; 06/15/10                                           135,000                 133,524
  7.25%; 01/18/06                                            25,000                  25,315
  7.30%; 01/15/12                                            45,000                  49,785
 Nissan Motor Acceptance
  4.63%; 03/08/10 /1/                                       105,000                 103,354
                                                                                    837,964
AUTOMOBILE SEQUENTIAL (0.65%)
 Capital Auto Receivables Asset Trust
  3.92%; 11/16/09                                           250,000                 245,198
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                            50,000                  48,527
 Ford Credit Auto Owner Trust
  3.88%; 01/15/10                                           200,000                 195,926
 Nissan Auto Receivables Owner Trust
  2.70%; 12/17/07                                            50,000                  49,354
 WFS Financial Owner Trust
  4.42%; 05/17/13 /4/                                       150,000                 149,461
                                                                                    688,466
BEVERAGES-NON-ALCOHOLIC (0.08%)
 Bottling Group
  4.63%; 11/15/12                                            15,000                  14,907
 PepsiAmericas
  5.00%; 05/15/17                                            75,000                  74,348
                                                                                     89,255
BEVERAGES-WINE & SPIRITS (0.29%)
 Diageo Capital
  3.38%; 03/20/08                                            15,000                  14,606
  3.50%; 11/19/07                                            15,000                  14,700
  3.71%; 04/20/07 /2/                                       275,000                 275,397
                                                                                    304,703
BREWERY (0.62%)
 Anheuser-Busch
  4.38%; 01/15/13                                            30,000                  29,529
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                          135,000                 167,738
 Coors Brewing
  6.38%; 05/15/12                                           155,000                 165,321
 FBG Finance
  5.13%; 06/15/15 /1/                                       175,000                 171,948
 Miller Brewing
  5.50%; 08/15/13 /1/                                       125,000                 128,425
                                                                                    662,961
BROADCASTING SERVICES & PROGRAMMING (0.02%)
 Grupo Televisa
  8.50%; 03/11/32                                            15,000                  17,780
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.41%)
 CRH America
  5.30%; 10/15/13                                           100,000                 101,587
  6.40%; 10/15/33                                            15,000                  16,667
  6.95%; 03/15/12                                            14,000                  15,461
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (CONTINUED)
 Masco
                                                         $                     $
  3.62%; 03/09/07 /1/ /2/                                   200,000                 200,437
  4.80%; 06/15/15                                           100,000                  97,312
                                                                                    431,464
BUILDING PRODUCTS-WOOD (0.01%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                            10,000                   9,709
BUILDING-RESIDENTIAL & COMMERCIAL (0.01%)
 Centex
  5.80%; 09/15/09                                            15,000                  15,396
CABLE TV (0.80%)
 AT&T Broadband
  8.38%; 03/15/13                                            67,000                  80,541
 Comcast
  5.50%; 03/15/11                                           175,000                 180,056
 Cox Communications
  3.95%; 12/14/07 /2/                                       125,000                 125,646
  4.63%; 01/15/10                                           165,000                 162,168
  4.63%; 06/01/13                                            10,000                   9,558
  6.75%; 03/15/11                                            70,000                  75,036
  7.13%; 10/01/12                                           200,000                 220,981
                                                                                    853,986
CASINO HOTELS (0.13%)
 Harrah's Operating
  5.50%; 07/01/10                                            80,000                  81,405
  5.63%; 06/01/15 /1/                                        55,000                  55,720
                                                                                    137,125
CELLULAR TELECOMMUNICATIONS (0.82%)
 America Movil
  5.75%; 01/15/15                                           195,000                 195,839
  6.38%; 03/01/35                                            30,000                  29,163
 AT&T Wireless Services
  7.35%; 03/01/06                                            40,000                  40,705
  8.13%; 05/01/12                                           125,000                 147,634
 Cingular Wireless
  7.13%; 12/15/31                                            15,000                  17,666
 Telus
  7.50%; 06/01/07                                           190,000                 199,809
 Verizon Wireless Capital
  5.38%; 12/15/06                                           200,000                 202,760
 Vodafone Group
  7.75%; 02/15/10                                            30,000                  33,741
                                                                                    867,317
CHEMICALS-DIVERSIFIED (0.36%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                           245,000                 247,983
  7.00%; 03/15/11                                            25,000                  27,430
 E. I. Du Pont de Nemours
  4.75%; 11/15/12                                            15,000                  15,131
 ICI Wilmington I
  5.63%; 12/01/13                                            95,000                  96,602
                                                                                    387,146
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COATINGS & PAINT (0.16%)
 Valspar
                                                         $                     $
  6.00%; 05/01/07                                           165,000                 168,468
COMMERCIAL BANKS (0.83%)
 Key Bank National Association
  3.36%; 11/03/09 /2/                                       300,000                 300,024
 Synovus Financial
  5.13%; 06/15/17 /1/                                        90,000                  89,324
 U.S. Bank
  6.38%; 08/01/11                                            40,000                  43,441
 Union Planters Bank
  5.13%; 06/15/07                                           240,000                 242,637
 United Overseas Bank
  4.50%; 07/02/13 /1/                                        20,000                  19,221
 Wachovia Bank
  4.88%; 02/01/15                                           130,000                 129,121
  7.80%; 08/18/10                                            50,000                  57,053
                                                                                    880,821
COMMERCIAL MORTGAGE BACKED SECURITY (0.21%)
 Structured Adjustable Rate Mortgage Loan Trust
  3.71%; 03/25/35 /2/                                       225,000                 224,782
COMMERCIAL SERVICE-FINANCE (0.01%)
 Equifax
  4.95%; 11/01/07                                            10,000                  10,107
COMPUTER SERVICES (0.07%)
 Affiliated Computer Services
  5.20%; 06/01/15                                            80,000                  77,484
COMPUTERS (0.02%)
 Hewlett-Packard
  6.50%; 07/01/12                                            15,000                  16,329
COMPUTERS-INTEGRATED SYSTEMS (0.00%)
 NCR
  7.13%; 06/15/09                                             5,000                   5,329
CREDIT CARD ASSET BACKED SECURITIES (3.34%)
 American Express Credit Account Master Trust
  3.47%; 09/15/11 /2/                                        70,000                  70,276
  4.35%; 12/15/11                                           200,000                 199,022
 Bank One Issuance Trust
  3.54%; 03/15/12 /2/                                       300,000                 301,674
  3.59%; 05/17/10                                           100,000                  98,489
 Capital One Multi-Asset Execution Trust
  3.61%; 12/15/09 /2/                                       170,000                 170,226
 Chase Credit Card Master Trust
  3.42%; 05/15/09 /2/                                       275,000                 274,947
  3.55%; 01/17/11 /2/                                       325,000                 326,688
  3.57%; 02/15/11 /2/                                       275,000                 277,075
 Citibank Credit Card Issuance Trust
  3.80%; 06/25/09 /2/                                       275,000                 275,881
 Citibank Credit Card Master Trust I
  3.67%; 03/10/11 /2/                                       150,000                 150,567
  5.88%; 03/10/11                                           150,000                 156,888
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Citibank Omni-S Master Trust
                                                         $                     $
  7.00%; 09/16/09                                           225,000                 225,896
 Discover Card Master Trust I
  3.63%; 05/15/12 /2/                                       425,000                 424,261
  6.05%; 08/18/08                                           150,000                 151,610
 First USA Credit Card Master Trust
  3.77%; 04/18/11 /2/                                       300,000                 302,102
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                           150,000                 150,217
                                                                                  3,555,819
DATA PROCESSING & MANAGEMENT (0.01%)
 Certegy
  4.75%; 09/15/08                                            15,000                  15,074
DIVERSIFIED FINANCIAL SERVICES (0.48%)
 General Electric Capital
  3.36%; 02/02/09 /2/                                        15,000                  15,044
  4.25%; 12/01/10                                           275,000                 270,256
  6.00%; 06/15/12                                            85,000                  90,932
  7.38%; 01/19/10                                           105,000                 116,405
 NiSource Finance
  3.20%; 11/01/06                                            15,000                  14,804
                                                                                    507,441
DIVERSIFIED MANUFACTURING OPERATIONS (0.13%)
 General Electric
  5.00%; 02/01/13                                            15,000                  15,178
 Parker Hannifin
  4.88%; 02/15/13                                            10,000                  10,152
 Tyco International Group
  6.88%; 01/15/29                                           100,000                 117,697
                                                                                    143,027
DIVERSIFIED MINERALS (0.01%)
 BHP Billiton Finance
  4.80%; 04/15/13                                            15,000                  14,935
ELECTRIC PRODUCTS-MISCELLANEOUS (0.01%)
 Emerson Electric
  6.00%; 08/15/32                                             5,000                   5,530
ELECTRIC-GENERATION (0.08%)
 Korea East-West Power
  4.88%; 04/21/11 /1/                                        30,000                  29,759
 Tenaska Virginia Partners
  6.12%; 03/30/24 /1/                                        48,913                  50,994
                                                                                     80,753
ELECTRIC-INTEGRATED (2.79%)
 AmerenEnergy Generating
  7.95%; 06/01/32                                            10,000                  13,032
 Appalachian Power
  3.81%; 06/29/07 /2/                                       300,000                 300,744
 Arizona Public Service
  5.80%; 06/30/14                                            85,000                  89,312
  6.50%; 03/01/12                                            25,000                  27,322
 Carolina Power & Light
  6.50%; 07/15/12                                            35,000                  38,041
  8.63%; 09/15/21                                            75,000                 100,084
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 CenterPoint Energy Houston Electric
                                                         $                     $
  5.70%; 03/15/13                                            90,000                  94,328
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                            20,000                  19,372
 Consolidated Edison
  3.63%; 08/01/08                                            15,000                  14,620
  4.88%; 02/01/13                                            15,000                  15,094
 Consumers Energy
  4.25%; 04/15/08                                            10,000                   9,889
 Dayton Power & Light
  5.63%; 10/01/13                                            25,000                  25,299
 Dominion Resources
  3.57%; 05/15/06 /2/                                       205,000                 205,447
  8.13%; 06/15/10                                            75,000                  85,159
 DTE Energy
  7.05%; 06/01/11                                            30,000                  32,905
 Duke Energy
  3.75%; 03/05/08                                            30,000                  29,449
 Entergy Gulf States
  3.60%; 06/01/08                                            20,000                  19,397
 Exelon
  4.45%; 06/15/10                                            55,000                  54,156
 Florida Power
  4.80%; 03/01/13                                             5,000                   4,973
 FPL Group Capital
  3.25%; 04/11/06                                            20,000                  19,876
 Georgia Power
  3.45%; 02/17/09 /2/                                       295,000                 295,609
 Jersey Central Power & Light
  5.63%; 05/01/16                                            40,000                  41,805
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                           225,000                 224,827
  6.75%; 12/30/31                                            35,000                  41,472
 Niagara Mohawk Power
  7.75%; 05/15/06                                            85,000                  87,312
 Northeast Utilities
  3.30%; 06/01/08                                            15,000                  14,381
 Northern States Power
  5.25%; 07/15/35                                            65,000                  64,378
 Oncor Electric Delivery
  7.00%; 05/01/32                                            85,000                 100,274
 Pepco Holdings
  3.75%; 02/15/06                                            70,000                  69,809
  5.50%; 08/15/07                                            15,000                  15,239
 Pinnacle West Energy
  4.00%; 04/01/07 /1/ /2/                                    85,000                  85,005
 Power Contract Financing
  5.20%; 02/01/06 /1/                                        11,175                  11,227
 PPL Electric Utilities
  4.30%; 06/01/13                                            15,000                  14,294
 PPL Energy Supply
  5.40%; 08/15/14                                            65,000                  65,814
 Progress Energy
  6.75%; 03/01/06                                           175,000                 177,343
 PSEG Power
  6.95%; 06/01/12                                           110,000                 122,040
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Puget Energy
                                                         $                     $
  3.36%; 06/01/08                                            25,000                  24,104
 Southern California Edison
  5.00%; 01/15/14                                            25,000                  25,164
  5.00%; 01/15/16                                            80,000                  79,907
  5.35%; 07/15/35                                           100,000                  99,641
 Southern Company Capital Funding
  5.30%; 02/01/07                                            15,000                  15,220
 TXU Energy
  6.13%; 03/15/08                                            15,000                  15,472
 Virginia Electric & Power
  4.50%; 12/15/10                                            85,000                  83,502
                                                                                  2,972,338
EXPORT/IMPORT BANK (0.06%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                            60,000                  59,399
FEDERAL & FEDERALLY SPONSORED CREDIT (0.02%)
 Housing Urban Development
  2.99%; 08/01/05                                            20,000                  20,000
FIDUCIARY BANKS (0.24%)
 State Street Capital Trust II
  3.77%; 02/15/08 /2/                                       250,000                 250,056
FINANCE-AUTO LOANS (0.01%)
 Toyota Motor Credit
  2.80%; 01/18/06                                            15,000                  14,915
FINANCE-COMMERCIAL (0.43%)
 Caterpillar Financial Services
  3.69%; 07/27/07 /2/                                       300,000                 300,000
 CIT Group
  3.47%; 02/15/07 /2/                                       145,000                 145,298
  5.00%; 02/13/14                                            15,000                  14,878
                                                                                    460,176
FINANCE-CONSUMER LOANS (1.74%)
 American General Finance
  4.88%; 05/15/10                                           120,000                 119,619
  4.88%; 07/15/12                                            60,000                  59,443
  5.75%; 03/15/07                                            40,000                  40,683
 Household Finance
  3.38%; 02/21/06                                           205,000                 204,254
  3.55%; 11/16/09 /2/                                       250,000                 250,857
  4.13%; 12/15/08                                            20,000                  19,664
  4.13%; 11/16/09                                           355,000                 346,663
  4.75%; 07/15/13                                            15,000                  14,702
  6.50%; 01/24/06                                           175,000                 177,050
  7.00%; 05/15/12                                           180,000                 200,499
 John Deere Capital
  7.00%; 03/15/12                                            20,000                  22,499
 SLM
  3.77%; 01/25/07 /2/                                       250,000                 250,468
  3.83%; 07/27/09 /2/ /3/                                   100,000                  99,963
  4.35%; 03/02/09 /2/                                        50,000                  48,746
                                                                                  1,855,110
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CREDIT CARD (0.65%)
 American Express
                                                         $                     $
  4.88%; 07/15/13                                            15,000                  15,092
 Capital One Bank
  5.00%; 06/15/09                                           110,000                 110,902
  6.70%; 05/15/08                                           100,000                 105,263
  6.88%; 02/01/06                                           275,000                 278,569
 Capital One Financial
  4.80%; 02/21/12                                            30,000                  29,418
 MBNA
  3.64%; 05/05/08 /2/                                       150,000                 151,240
                                                                                    690,484
FINANCE-INVESTMENT BANKER & BROKER (4.24%)
 Banque Paribas
  6.88%; 03/01/09                                            25,000                  26,791
 Bear Stearns
  3.00%; 03/30/06                                           100,000                  99,289
  3.98%; 01/30/09 /2/                                       175,000                 175,795
 Citigroup
  3.42%; 05/18/10 /2/                                       250,000                 250,325
  5.88%; 02/22/33                                            10,000                  10,543
  6.63%; 06/15/32                                            55,000                  63,371
 Credit Suisse First Boston
  3.84%; 01/15/10 /2/                                       150,000                 150,467
  6.50%; 01/15/12                                            50,000                  54,619
 Goldman Sachs Group
  3.54%; 03/02/10 /2/                                       200,000                 199,628
  3.88%; 01/15/09                                            60,000                  58,539
  3.98%; 07/23/09 /2/                                       150,000                 150,762
  5.13%; 01/15/15                                           240,000                 240,406
  5.15%; 01/15/14                                           135,000                 135,842
  5.25%; 04/01/13                                           250,000                 254,661
  6.60%; 01/15/12                                            15,000                  16,366
 JP Morgan Chase
  3.72%; 10/02/09 /2/                                       150,000                 150,272
  4.75%; 03/01/15                                           135,000                 131,990
  5.25%; 05/30/07                                            15,000                  15,228
  5.25%; 05/01/15                                           295,000                 297,944
  6.75%; 02/01/11                                            60,000                  65,350
 Lehman Brothers Holdings
  3.48%; 11/10/09 /2/                                       275,000                 275,746
  4.80%; 03/13/14                                            70,000                  69,360
  6.25%; 05/15/06                                            25,000                  25,384
 Merrill Lynch
  3.44%; 02/05/10 /2/                                       175,000                 175,170
  3.47%; 02/06/09 /2/                                       265,000                 265,760
  4.31%; 03/02/09 /2/                                        20,000                  19,465
  5.45%; 07/15/14                                            25,000                  25,894
  7.00%; 01/15/07                                            45,000                  46,644
 Morgan Stanley
  3.88%; 01/15/10 /2/                                       525,000                 526,522
  4.75%; 04/01/14                                           525,000                 510,301
  5.30%; 03/01/13                                            20,000                  20,432
                                                                                  4,508,866
FINANCE-LEASING COMPANY (0.22%)
 Boeing Capital
  5.65%; 05/15/06                                            35,000                  35,450
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-LEASING COMPANY (CONTINUED)
 International Lease Finance
                                                         $                     $
  4.00%; 01/15/10 /2/                                       170,000                 169,668
 Pitney Bowes Credit
  5.75%; 08/15/08                                            30,000                  31,167
                                                                                    236,285
FINANCE-MORTGAGE LOAN/BANKER (5.25%)
 Countrywide Home Loan
  3.82%; 06/02/06 /2/                                       235,000                 235,690
  4.25%; 12/19/07                                           100,000                  99,211
  4.60%; 12/19/33 /2/                                        50,000                  48,581
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                           250,000                 239,115
  3.57%; 02/15/30 /2/                                       198,543                 199,177
  3.67%; 06/15/23 /2/                                       201,467                 202,959
  4.50%; 07/15/13 /5/                                       875,000                 873,846
  4.63%; 05/28/13                                            80,000                  77,982
  4.75%; 10/11/12                                            50,000                  49,802
  4.75%; 05/06/13                                            75,000                  73,598
  6.25%; 07/15/32                                           750,000                 906,981
 Federal National Mortgage Association
  2.30%; 03/28/06                                           150,000                 148,357
  2.88%; 05/19/08                                            50,000                  48,149
  3.66%; 01/25/23 /2/                                       238,056                 238,017
  3.70%; 11/01/07                                            45,000                  44,336
  3.71%; 11/25/22 /2/                                       192,046                 192,243
  3.71%; 03/25/35 /2/                                       293,508                 293,641
  3.76%; 02/25/18 /2/                                       185,790                 186,249
  3.76%; 02/25/32 /2/                                       250,000                 250,908
  3.87%; 11/25/31                                            72,992                  72,823
  4.75%; 02/21/13                                            95,000                  94,045
  6.13%; 03/15/12                                           475,000                 518,751
 Federal National Mortgage Association Whole Loan
  3.66%; 05/25/35 /2/                                       339,342                 339,161
 Residential Capital
  4.84%; 06/29/07 /1/ /2/                                   150,000                 150,156
                                                                                  5,583,778
FINANCE-OTHER SERVICES (0.03%)
 National Rural Utilities
  5.75%; 08/28/09                                            30,000                  31,249
FOOD-MISCELLANEOUS/DIVERSIFIED (0.12%)
 Campbell Soup
  5.50%; 03/15/07                                            30,000                  30,518
 HJ Heinz Finance
  6.75%; 03/15/32                                            15,000                  17,510
 Kraft Foods
  4.63%; 11/01/06                                            45,000                  45,139
 Unilever Capital
  7.13%; 11/01/10                                            30,000                  33,309
                                                                                    126,476
FOOD-RETAIL (0.33%)
 Safeway
  2.50%; 11/01/05                                           185,000                 184,211
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (CONTINUED)
 Safeway (continued)
                                                         $                     $
  6.50%; 03/01/11                                           160,000                 170,555
                                                                                    354,766
FOOD-WHOLESALE & DISTRIBUTION (0.02%)
 Sysco International
  6.10%; 06/01/12                                            15,000                  16,218
FORESTRY (0.01%)
 Weyerhaeuser
  6.75%; 03/15/12                                            10,000                  10,882
GAS-DISTRIBUTION (0.21%)
 KeySpan
  7.63%; 11/15/10                                            10,000                  11,331
 Sempra Energy
  4.75%; 05/15/09                                            60,000                  59,778
  6.95%; 12/01/05                                           150,000                 151,389
                                                                                    222,498
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid
  4.00%; 05/01/10                                            20,000                  19,058
HOME EQUITY-OTHER (4.80%)
 ACE Securities
  3.57%; 07/25/35 /2/                                       325,000                 324,953
  3.69%; 03/25/35 /2/                                       100,000                 100,069
  3.70%; 05/25/35 /2/ /4/                                   160,000                 160,000
  3.71%; 07/25/35 /2/                                       300,000                 299,688
 Asset Backed Funding Certificates
  3.72%; 02/25/35 /2/                                       216,198                 216,058
 CDC Mortgage Capital Trust
  4.03%; 06/25/34 /2/                                       175,000                 175,114
 Citifinancial Mortgage Securities
  2.13%; 05/25/33 /2/                                       179,962                 178,770
 Encore Credit Receivables Trust
  3.66%; 02/25/35 /2/                                       350,000                 349,860
 First NLC Trust
  3.76%; 09/25/35 /2/                                       200,000                 199,802
 First-Citizens Home Equity Loan
  3.60%; 09/15/22 /1/ /2/                                   235,483                 235,441
 JP Morgan Mortgage Acquisition
  3.72%; 06/25/35 /2/ /3/ /4/                               350,000                 350,000
 Long Beach Mortgage Loan Trust
  3.66%; 07/15/35 /2/ /4/                                   225,000                 225,000
  3.99%; 06/25/34 /2/                                        40,000                  40,097
 Option One Mortgage Loan Trust
  3.63%; 08/25/35 /2/                                       175,000                 174,982
  3.70%; 02/25/35 /2/                                       200,000                 200,327
  3.76%; 11/25/34 /2/                                        50,000                  50,106
  3.99%; 05/25/34 /2/                                       125,000                 125,118
  4.46%; 02/25/35 /2/                                        50,000                  50,247
  4.51%; 05/25/34 /2/                                       125,000                 124,999
 Saxon Asset Securities Trust
  3.68%; 03/25/35 /2/                                       250,000                 250,203
  3.98%; 03/25/35 /2/                                       250,000                 249,220
  4.59%; 03/25/35 /2/                                       225,000                 226,968
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 Specialty Underwriting & Residential Finance
                                                         $                     $
  3.69%; 12/25/35 /2/                                       250,000                 249,938
  3.69%; 03/25/36 /2/                                       225,000                 224,833
  3.97%; 02/25/35 /2/                                       150,000                 150,042
 Wells Fargo Home Equity Trust
  3.96%; 04/25/34 /2/                                       175,000                 174,999
                                                                                  5,106,834
HOME EQUITY-SEQUENTIAL (2.25%)
 Ameriquest Mortgage Securities
  3.69%; 07/25/35 /2/                                       175,000                 174,993
  3.76%; 03/25/35 /2/                                       192,618                 192,771
 New Century Home Equity Loan Trust
  3.56%; 11/25/33                                           420,000                 417,734
  3.73%; 07/25/35 /2/                                       125,000                 125,115
  3.75%; 03/25/35 /2/                                       315,351                 315,658
  4.18%; 01/25/34 /2/                                       200,000                 200,886
 Residential Asset Securities
  2.45%; 02/25/25                                           339,060                 336,811
  3.73%; 07/25/35 /2/                                       250,000                 249,877
  3.90%; 10/25/33 /2/                                       275,000                 275,977
  4.61%; 03/25/35 /2/                                        75,000                  74,946
  5.26%; 04/25/32 /2/                                        25,734                  25,830
                                                                                  2,390,598
INDUSTRIAL GASES (0.03%)
 Praxair
  6.38%; 04/01/12                                            25,000                  27,249
INSURANCE BROKERS (0.01%)
 Marsh & McLennan
  3.63%; 02/15/08                                            10,000                   9,676
INVESTMENT COMPANIES (0.14%)
 Canadian Oil Sands
  4.80%; 08/10/09 /1/                                       150,000                 148,993
LIFE & HEALTH INSURANCE (0.34%)
 Hartford Life Global Funding Trusts
  3.58%; 09/15/09 /2/                                       300,000                 299,855
 Lincoln National
  5.25%; 06/15/07                                            20,000                  20,255
 Nationwide Financial Services
  5.63%; 02/13/15                                             5,000                   5,111
 Torchmark
  6.25%; 12/15/06                                            35,000                  35,777
                                                                                    360,998
LINEN SUPPLY & RELATED ITEMS (0.01%)
 Cintas
  5.13%; 06/01/07                                            10,000                  10,117
MEDICAL-DRUGS (0.09%)
 Eli Lilly
  6.00%; 03/15/12                                            25,000                  26,871
 Schering-Plough
  5.55%; 12/01/13 /2/                                        70,000                  72,668
                                                                                     99,539
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HMO (0.02%)
 Anthem
                                                         $                     $
  6.80%; 08/01/12                                            15,000                  16,560
METAL-ALUMINUM (0.06%)
 Alcan
  6.45%; 03/15/11                                            30,000                  32,238
 Alcoa
  7.38%; 08/01/10                                            30,000                  33,564
                                                                                     65,802
METAL-DIVERSIFIED (0.16%)
 Falconbridge
  5.38%; 06/01/15                                            15,000                  14,820
  7.35%; 06/05/12                                            10,000                  11,141
  7.38%; 09/01/05                                           145,000                 145,399
                                                                                    171,360
MISCELLANEOUS INVESTING (0.49%)
 Camden Property Trust
  5.88%; 06/01/07                                            15,000                  15,210
 CenterPoint Properties Trust
  4.75%; 08/01/10                                            15,000                  14,868
 Duke Realty
  4.63%; 05/15/13                                            10,000                   9,639
 iStar Financial
  3.74%; 03/03/08 /2/                                       125,000                 124,624
  4.64%; 03/12/07 /2/                                       150,000                 151,741
  5.15%; 03/01/12                                           140,000                 137,088
 Simon Property Group
  3.75%; 01/30/09                                            15,000                  14,453
  5.38%; 08/28/08                                            10,000                  10,194
 United Dominion Realty Trust
  6.50%; 06/15/09                                            40,000                  42,237
                                                                                    520,054
MONEY CENTER BANKS (0.02%)
 Bank of America
  3.88%; 01/15/08                                             5,000                   4,940
 Bank of New York
  4.14%; 08/02/07                                            15,000                  14,925
                                                                                     19,865
MORTGAGE BACKED SECURITIES (11.70%)
 1301 Avenue of the Americas Trust
  7.79%; 08/03/10 /1/ /2/                                   125,000                 124,997
 Banc of America Commercial Mortgage
  4.67%; 07/10/43                                           265,000                 259,721
  4.86%; 07/10/43                                           265,000                 263,510
  5.12%; 07/11/43                                           250,000                 254,444
  7.33%; 11/15/31                                           150,000                 164,127
 Bear Stearns Adjustable Rate Mortgage Trust
  3.51%; 06/25/34 /2/                                        75,000                  72,682
 Bear Stearns Commercial Mortgage Securities
  0.65%; 05/11/39 /1/ /2/                                 3,966,976                  92,165
  3.54%; 06/15/17 /1/ /2/                                   300,000                 300,045
  3.97%; 11/11/35                                            92,503                  90,811
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Bella Vista Mortgage Trust
                                                         $                     $
  3.68%; 05/20/45 /2/                                       243,268                 243,661
  3.74%; 01/22/45 /2/                                       283,046                 282,625
 Carrington Mortgage Loan Trust
  3.72%; 01/25/35 /2/                                       150,000                 150,101
 Countrywide Alternative Loan Trust
  3.68%; 05/25/35 /2/ /4/                                   289,986                 289,170
  3.71%; 05/25/34 /2/                                       175,000                 174,887
  4.05%; 07/20/35 /2/ /4/                                   247,602                 249,691
  5.00%; 10/25/18                                           191,368                 189,980
 CS First Boston Mortgage Securities
  0.07%; 11/15/37 /1/ /2/                                 2,040,998                  43,643
  0.52%; 05/15/36 /1/ /2/                                 1,171,647                  22,144
  0.68%; 07/15/36 /1/ /2/                                 1,311,749                  35,899
  1.43%; 03/15/36 /1/ /2/                                 1,258,521                  53,958
  7.67%; 09/15/41 /2/                                        40,000                  44,356
 First Union National Bank Commercial Mortgage
  5.59%; 02/12/34                                            75,711                  77,652
  6.14%; 02/12/34                                           150,000                 160,753
  7.84%; 05/17/32                                           215,000                 241,228
  8.09%; 05/17/32                                            65,000                  73,636
 General Electric Capital Commercial Mortgage
  0.67%; 03/10/40 /1/ /2/                                 1,815,671                  46,982
  4.97%; 08/11/36                                            75,000                  75,707
  4.98%; 05/10/43 /2/                                       465,000                 466,651
 GMAC Commercial Mortgage Securities
  0.93%; 03/10/38 /1/ /2/                                 1,327,423                  47,248
  6.96%; 09/15/35                                           150,000                 164,949
 GMAC Mortgage Corporation Loan Trust
  3.64%; 08/25/35 /2/                                       300,000                 299,339
 Greenpoint Mortgage Funding Trust
  3.76%; 06/25/45 /2/ /4/                                   275,544                 275,544
 Greenwich Capital Commercial Funding
  0.39%; 06/10/36 /1/ /2/                                10,202,000                 155,672
 IMPAC Commercial Mortgage Trust
  3.76%; 08/25/35 /2/                                       237,126                 237,008
  3.77%; 04/25/35 /2/                                       203,141                 203,057
  3.84%; 12/25/33 /2/                                        96,373                  96,483
  3.84%; 01/25/35 /2/                                       308,613                 309,151
  3.89%; 04/25/35 /2/ /4/                                   163,973                 163,973
  3.93%; 10/25/33 /2/                                       190,858                 190,992
  4.46%; 10/25/33 /2/                                       197,563                 197,856
 Indymac Index Mortgage Loan Trust
  3.69%; 04/25/35 /2/                                       171,154                 170,820
  3.76%; 04/25/34 /2/                                       377,944                 377,389
  3.76%; 08/25/35 /2/ /4/                                   398,059                 398,059
  3.79%; 04/25/35 /2/                                       168,758                 168,348
 IXIS Real Estate Capital Trust
  3.73%; 08/30/35 /3/ /4/                                   260,000                 260,000
 JP Morgan Chase Commercial Mortgage Securities
  0.05%; 01/15/42 /1/ /2/                                 1,983,674                  35,881
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 JP Morgan Chase Commercial Mortgage Securities
  (continued)
                                                         $                     $
  1.16%; 01/12/39 /1/ /2/                                 1,139,168                  52,263
  4.55%; 05/12/34                                            58,845                  58,887
 LB Commercial Conduit Mortgage Trust
  7.33%; 10/15/32 /1/                                       150,000                 163,494
 LB-UBS Commercial Mortgage Trust
  0.19%; 03/15/36 /1/ /2/                                   711,614                  20,847
  0.74%; 08/15/36 /1/ /2/                                 1,005,022                  29,018
  1.20%; 03/15/36 /1/ /2/                                 2,458,413                 109,102
  4.90%; 06/15/26                                           125,000                 126,002
  5.59%; 06/15/31                                           110,000                 114,924
  6.06%; 06/15/20                                            62,217                  64,185
 Merrill Lynch Mortgage Investors
  4.02%; 01/25/35 /2/                                       165,000                 165,895
 Merrill Lynch Mortgage Trust
  0.57%; 02/12/42 /2/                                     2,686,123                  54,929
 Morgan Stanley Capital I
  1.12%; 01/13/41 /1/ /2/                                   850,000                  37,706
  6.54%; 02/15/31                                           133,682                 139,741
  7.11%; 04/15/33                                           195,000                 210,886
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                            31,148                  32,066
 Sequoia Mortgage Trust
  3.66%; 02/20/35 /2/                                       381,784                 381,535
 Structured Asset Mortgage Investments
  3.76%; 05/25/45 /2/                                       237,556                 237,777
 Wachovia Bank Commercial Mortgage Trust
  0.30%; 01/15/41 /1/ /2/                                   979,544                  10,541
  0.30%; 03/15/42 /1/ /2/                                 8,800,000                 135,476
  0.47%; 10/15/41 /1/ /2/                                 5,473,857                 120,781
  4.93%; 04/15/42 /2/                                       430,000                 429,874
 Washington Mutual
  3.54%; 04/25/45 /2/ /4/                                   121,596                 121,596
  3.58%; 04/25/45 /2/ /4/                                   121,596                 121,596
  3.62%; 01/25/45 /2/                                       234,710                 234,914
  3.70%; 07/25/45 /2/ /4/                                   300,000                 300,000
  3.80%; 07/25/44 /2/                                       205,793                 206,427
  3.81%; 06/25/34 /2/                                       125,000                 121,273
  3.84%; 01/25/45 /2/                                       224,944                 223,655
  3.97%; 03/25/33                                            50,960                  50,162
  4.69%; 05/25/35 /2/ /4/                                    75,000                  74,182
                                                                                 12,446,729
MULTI-LINE INSURANCE (1.01%)
 AEGON
  4.75%; 06/01/13                                            10,000                   9,853
 American International Group
  4.25%; 05/15/13                                            15,000                  14,319
 CNA Financial
  5.85%; 12/15/14                                           200,000                 200,891
 Hartford Financial Services Group
  4.70%; 09/01/07                                            15,000                  15,013
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
 MetLife
                                                         $                     $
  5.25%; 12/01/06                                           225,000                 227,298
  6.50%; 12/15/32                                             5,000                   5,602
 Metropolitan Life Global Funding I
  3.57%; 03/17/09 /1/ /2/                                   250,000                 249,842
 Prudential Financial
  4.75%; 04/01/14                                           150,000                 147,446
 XL Capital
  5.25%; 09/15/14                                           210,000                 207,871
                                                                                  1,078,135
MULTIMEDIA (0.90%)
 AOL Time Warner
  6.13%; 04/15/06                                           225,000                 227,675
 News America
  4.75%; 03/15/10                                            10,000                   9,965
  5.30%; 12/15/14                                            55,000                  55,383
  6.20%; 12/15/34                                           105,000                 109,119
  6.63%; 01/09/08                                           150,000                 156,732
 Thomson
  4.75%; 05/28/10                                            15,000                  14,887
  5.75%; 02/01/08                                            15,000                  15,335
 Time Warner Entertainment
  8.38%; 03/15/23                                           240,000                 300,716
 Viacom
  6.40%; 01/30/06                                            50,000                  50,515
 Walt Disney
  7.00%; 03/01/32                                            10,000                  11,955
                                                                                    952,282
MUTUAL INSURANCE (0.36%)
 Liberty Mutual Group
  5.75%; 03/15/14 /1/                                       285,000                 281,367
  6.50%; 03/15/35 /1/                                        60,000                  57,935
  7.00%; 03/15/34 /1/                                        40,000                  40,897
                                                                                    380,199
NON-HAZARDOUS WASTE DISPOSAL (0.12%)
 Waste Management
  5.00%; 03/15/14                                            40,000                  39,420
  7.00%; 07/15/28                                            75,000                  84,684
                                                                                    124,104
OIL & GAS DRILLING (0.09%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                            15,000                  14,903
 Precision Drilling
  5.63%; 06/01/14                                            65,000                  65,629
 Transocean
  7.38%; 04/15/18                                            15,000                  17,939
                                                                                     98,471
OIL COMPANY-EXPLORATION & PRODUCTION (0.99%)
 Devon Financing
  7.88%; 09/30/31                                           115,000                 146,169
 Husky Energy
  6.15%; 06/15/19                                            55,000                  57,701
  6.25%; 06/15/12                                            40,000                  42,553
 Nexen
  5.05%; 11/20/13                                           240,000                 238,553
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Nexen (continued)
                                                         $                     $
  7.88%; 03/15/32                                            20,000                  24,908
 Pemex Project Funding Master Trust
  8.00%; 11/15/11                                           240,000                 270,720
 Pioneer Natural Resources
  5.88%; 07/15/16                                           190,000                 192,829
 Talisman Energy
  5.13%; 05/15/15                                            80,000                  79,939
                                                                                  1,053,372
OIL COMPANY-INTEGRATED (0.36%)
 Conoco Funding
  6.35%; 10/15/11                                            40,000                  43,479
 Marathon Oil
  6.80%; 03/15/32                                            15,000                  17,313
 Occidental Petroleum
  4.00%; 11/30/07                                            20,000                  19,779
 Petro-Canada
  4.00%; 07/15/13                                            15,000                  13,938
  5.95%; 05/15/35                                            55,000                  56,126
 Petrobras International Finance
  9.75%; 07/06/11                                           150,000                 177,750
 Petronas Capital
  7.88%; 05/22/22 /1/                                        10,000                  12,513
 Phillips Petroleum
  8.75%; 05/25/10                                            25,000                  29,383
 Union Oil Company of California
  5.05%; 10/01/12                                            10,000                  10,105
                                                                                    380,386
OIL FIELD MACHINERY & EQUIPMENT (0.08%)
 Cooper Cameron
  2.65%; 04/15/07                                            90,000                  86,912
OIL REFINING & MARKETING (0.04%)
 Valero Energy
  6.88%; 04/15/12                                            40,000                  44,225
OIL-FIELD SERVICES (0.03%)
 Halliburton
  5.11%; 10/17/05 /2/                                        15,000                  15,041
  5.50%; 10/15/10                                            15,000                  15,502
                                                                                     30,543
PAPER & RELATED PRODUCTS (0.05%)
 MeadWestvaco
  6.85%; 04/01/12                                            10,000                  11,022
 Nexfor
  7.25%; 07/01/12                                            35,000                  37,312
                                                                                     48,334
PHARMACY SERVICES (0.12%)
 Caremark Rx
  7.38%; 10/01/06                                           120,000                 123,263
PIPELINES (0.36%)
 Buckeye Partners
  4.63%; 07/15/13                                            50,000                  47,878
 Duke Energy Field Services
  7.50%; 08/16/05                                           175,000                 175,211
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 Enbridge Energy Partners
                                                         $                     $
  4.00%; 01/15/09                                            35,000                  33,875
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                            30,000                  32,583
 National Fuel Gas
  5.25%; 03/01/13                                            40,000                  40,255
 TEPPCO Partners
  6.13%; 02/01/13                                            10,000                  10,441
 TGT Pipeline
  5.50%; 02/01/17 /1/                                        45,000                  45,038
                                                                                    385,281
POWER CONVERTER & SUPPLY EQUIPMENT (0.01%)
 Cooper Industries
  5.25%; 07/01/07                                            15,000                  15,166
PROPERTY & CASUALTY INSURANCE (0.96%)
 ACE
  6.00%; 04/01/07                                           140,000                 142,947
 Arch Capital Group
  7.35%; 05/01/34                                           210,000                 228,016
 Infinity Property & Casualty
  5.50%; 02/18/14                                            55,000                  53,935
 Markel
  6.80%; 02/15/13                                           220,000                 236,963
 Progressive
  6.25%; 12/01/32                                             5,000                   5,524
 Safeco
  7.25%; 09/01/12                                             3,000                   3,392
 St. Paul
  5.75%; 03/15/07                                           155,000                 157,316
 Travelers Property Casualty
  3.75%; 03/15/08                                            10,000                   9,762
 W.R. Berkley
  5.13%; 09/30/10                                           145,000                 144,419
  5.88%; 02/15/13                                            35,000                  35,776
                                                                                  1,018,050
PUBLISHING-BOOKS (0.19%)
 Reed Elsevier Capital
  3.73%; 06/15/10 /2/                                       205,000                 204,960
REAL ESTATE OPERATOR & DEVELOPER (0.04%)
 EOP Operating
  7.00%; 07/15/11                                            35,000                  38,436
REGIONAL AUTHORITY (0.14%)
 Province of Nova Scotia
  5.75%; 02/27/12                                            25,000                  26,709
 Province of Ontario
  5.13%; 07/17/12                                            25,000                  26,145
 Province of Quebec
  7.13%; 02/09/24                                            75,000                  94,269
                                                                                    147,123
REGIONAL BANKS (0.64%)
 Bank One
  6.00%; 08/01/08                                            50,000                  52,010
  7.63%; 08/01/05                                            50,000                  50,000
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (CONTINUED)
 Fifth Third Bancorp
                                                         $                     $
  3.38%; 08/15/08                                            10,000                   9,694
 Korea Development Bank
  3.88%; 03/02/09                                            15,000                  14,569
  4.02%; 10/20/09 /2/                                       110,000                 110,050
  4.25%; 11/13/07                                            10,000                   9,912
  7.25%; 05/15/06                                            15,000                  15,342
 PNC Funding
  5.75%; 08/01/06                                            95,000                  96,000
 Wachovia
  4.95%; 11/01/06                                            55,000                  55,311
  5.25%; 08/01/14                                            35,000                  35,653
  6.38%; 02/01/09                                           180,000                 190,259
 Wells Fargo
  3.12%; 08/15/08                                            30,000                  28,918
  3.50%; 04/04/08                                            10,000                   9,772
                                                                                    677,490
REINSURANCE (0.11%)
 Berkshire Hathaway Finance
  4.75%; 05/15/12 /1/                                        70,000                  69,500
 Endurance Specialty Holdings
  7.00%; 07/15/34                                            40,000                  43,422
                                                                                    112,922
RESEARCH & DEVELOPMENT (0.02%)
 Science Applications International
  7.13%; 07/01/32                                            20,000                  23,996
RETAIL-DRUG STORE (0.01%)
 CVS
  3.88%; 11/01/07                                            15,000                  14,815
RETAIL-MAJOR DEPARTMENT STORE (0.22%)
 May Department Stores
  5.75%; 07/15/14                                           230,000                 237,618
RETAIL-REGIONAL DEPARTMENT STORE (0.01%)
 Kohl's
  6.00%; 01/15/33                                            10,000                  10,528
RETAIL-RESTAURANTS (0.31%)
 McDonald's
  5.38%; 04/30/07                                            15,000                  15,245
 Yum! Brands
  7.70%; 07/01/12                                           160,000                 185,089
  8.50%; 04/15/06                                           125,000                 128,554
                                                                                    328,888
SAVINGS & LOANS-THRIFTS (0.36%)
 Washington Mutual
  5.50%; 01/15/13                                             5,000                   5,133
  6.88%; 06/15/11                                            75,000                  82,217
  3.90%; 01/15/10 /2/                                       300,000                 300,444
                                                                                    387,794
SOVEREIGN (0.72%)
 Chile Government
  4.07%; 01/28/08 /2/                                       175,000                 175,875
  5.50%; 01/15/13                                             5,000                   5,214
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (CONTINUED)
 Mexico Government
                                                         $                     $
  7.50%; 01/14/12                                           110,000                 122,870
  8.00%; 09/24/22                                           185,000                 221,537
  8.30%; 08/15/31                                            45,000                  55,620
  8.38%; 01/14/11                                            85,000                  97,495
 Poland Government
  6.25%; 07/03/12                                            15,000                  16,328
 South Africa Government
  6.50%; 06/02/14                                            65,000                  70,606
                                                                                    765,545
SPECIAL PURPOSE ENTITY (0.92%)
 Fondo Latinoamericano de Reservas
  3.00%; 08/01/06 /1/                                       365,000                 360,766
 John Hancock Global Funding II
  3.70%; 04/03/09 /1/ /2/                                   300,000                 300,046
 MBIA Global Funding
  3.43%; 02/20/07 /1/ /2/                                   250,000                 249,888
 Rio Tinto Finance
  2.63%; 09/30/08                                            15,000                  14,134
  5.75%; 07/03/06                                            50,000                  50,719
                                                                                    975,553
SUPRANATIONAL BANK (0.37%)
 Corp Andina de Fomento
  4.01%; 01/26/07 /2/                                       250,000                 249,967
  6.88%; 03/15/12                                            60,000                  65,899
 Inter-American Development Bank
  6.38%; 10/22/07                                            75,000                  78,378
                                                                                    394,244
TELECOMMUNICATION SERVICES (0.22%)
 PCCW Capital
  5.25%; 07/20/15 /1/                                       160,000                 156,432
 Verizon Global Funding
  6.75%; 12/01/05                                            10,000                  10,089
  6.88%; 06/15/12                                            15,000                  16,742
  7.25%; 12/01/10                                            45,000                  50,133
                                                                                    233,396
TELEPHONE-INTEGRATED (2.83%)
 BellSouth
  4.75%; 11/15/12                                            75,000                  74,385
  6.88%; 10/15/31                                            55,000                  63,367
 British Telecommunications
  7.88%; 12/15/05 /2/                                       460,000                 466,390
  8.38%; 12/15/10                                           465,000                 543,363
 France Telecom
  8.00%; 03/01/11 /2/                                       290,000                 332,107
 SBC Communications
  5.75%; 05/02/06                                            50,000                  50,561
 Sprint Capital
  6.88%; 11/15/28                                           190,000                 214,730
  6.90%; 05/01/19                                           135,000                 152,850
  7.13%; 01/30/06                                            50,000                  50,645
 Telecom Italia Capital
  4.00%; 11/15/08                                            15,000                  14,706
  4.00%; 01/15/10 /1/                                       325,000                 313,601
  5.25%; 11/15/13                                           195,000                 196,103
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Telecom Italia Capital (continued)
                                                         $                     $
  6.38%; 11/15/33                                            45,000                  47,892
 Telefonica Europe
  7.75%; 09/15/10                                            70,000                  79,482
 Telefonos de Mexico
  4.50%; 11/19/08                                           100,000                  98,557
  8.25%; 01/26/06                                           125,000                 127,391
 Verizon
  6.50%; 09/15/11                                           175,000                 187,685
                                                                                  3,013,815
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  6.50%; 04/15/07                                            30,000                  30,854
TOOLS-HAND HELD (0.01%)
 Stanley Works
  4.90%; 11/01/12                                            15,000                  14,989
TRANSPORT-RAIL (0.19%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                            30,000                  40,078
 Canadian National Railway
  4.40%; 03/15/13                                            15,000                  14,542
 CSX
  4.88%; 11/01/09                                           100,000                 100,088
 Union Pacific
  4.70%; 01/02/24                                             9,966                   9,663
  6.63%; 02/01/29                                            35,000                  40,033
                                                                                    204,404
TRANSPORT-SERVICES (0.04%)
 FedEx
  3.50%; 04/01/09                                            40,000                  38,478
                                                       TOTAL BONDS               69,043,659

                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (8.78%)
                                                         $                     $
4.50%; 11/01/10                                             518,662                 515,904
4.50%; 10/01/11                                              28,474                  28,321
4.50%; 11/01/18                                             392,653                 386,952
4.50%; 08/01/20 /6/                                       1,925,000               1,893,719
5.00%; 12/01/17                                             161,282                 161,913
5.00%; 12/01/18                                             196,241                 196,941
5.00%; 08/01/20 /6/                                         810,000                 812,025
5.00%; 09/01/35 /6/                                         950,000                 933,375
5.50%; 03/01/09                                              12,511                  12,714
5.50%; 05/01/33                                             165,983                 167,005
5.50%; 08/01/33                                             415,262                 417,818
5.50%; 10/01/33                                             160,854                 161,845
5.50%; 12/01/33                                             114,020                 114,722
5.50%; 01/01/34                                           1,190,153               1,197,084
5.50%; 09/01/34                                             295,906                 297,629
                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                         $                     $
5.50%; 03/01/35                                             294,404                 296,113
5.50%; 08/01/35 /6/                                         900,000                 904,500
6.00%; 09/01/16                                              18,157                  18,749
6.00%; 03/01/17                                              55,178                  56,975
6.00%; 04/01/17                                              76,623                  79,118
6.00%; 06/01/28                                              62,672                  64,178
6.50%; 12/01/15                                              16,824                  17,452
6.50%; 09/01/16                                              20,898                  21,676
6.50%; 03/01/17                                              10,117                  10,493
6.50%; 04/01/17                                              43,007                  44,606
6.50%; 03/01/29                                              83,909                  87,030
6.50%; 05/01/31                                              84,109                  87,126
6.50%; 10/01/31                                              27,767                  28,763
6.50%; 02/01/32                                              16,689                  17,287
6.50%; 05/01/32                                              95,575                  99,191
6.50%; 05/01/32                                               8,718                   9,026
6.50%; 09/01/32                                              55,100                  57,045
7.00%; 12/01/30                                              19,910                  20,907
7.00%; 01/01/32                                              32,026                  33,631
7.50%; 12/01/15                                              24,894                  26,312
7.50%; 10/01/30                                              31,324                  33,470
7.50%; 12/01/30                                               5,813                   6,207
7.50%; 04/01/32                                              10,747                  11,474
8.00%; 11/01/30                                               5,213                   5,595
                                          TOTAL FHLMC CERTIFICATES                9,334,891

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (12.10%)
4.25%; 06/01/34 /2/                                         130,332                 130,210
4.34%; 12/01/34 /2/                                         201,275                 201,046
4.39%; 07/01/34 /2/                                          78,447                  78,299
4.50%; 08/01/35 /6/                                       1,475,000               1,414,156
4.66%; 03/01/35 /2/                                         203,562                 203,643
5.00%; 09/01/17                                             517,151                 518,941
5.00%; 03/01/18                                             600,060                 601,903
5.00%; 08/01/20 /6/                                       1,025,000               1,027,243
5.00%; 08/01/35 /6/                                       1,820,000               1,792,132
5.50%; 02/01/09                                              25,094                  25,481
5.50%; 06/01/09                                              44,900                  45,593
5.50%; 01/01/18                                             122,836                 125,362
5.50%; 03/01/23                                             321,887                 325,933
5.50%; 07/01/23                                             490,527                 496,692
5.50%; 09/01/33                                             281,180                 282,812
5.50%; 06/01/34                                              44,102                  44,346
5.50%; 08/01/35 /6/                                       1,530,000               1,537,650
6.00%; 10/01/16                                              16,156                  16,695
6.00%; 09/01/31                                              75,382                  77,104
6.00%; 04/01/33                                             115,545                 118,068
6.00%; 10/01/33                                             133,917                 136,840
6.00%; 11/01/33                                             495,278                 506,090
6.00%; 12/01/33                                             453,223                 463,117
6.00%; 08/01/35 /6/                                       1,650,000               1,685,577


                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
6.50%; 12/01/31                                              51,656                  53,532
                                                         $                     $
6.50%; 08/01/35 /6/                                         890,000                 920,594
7.00%; 09/01/31                                              33,013                  34,751
                                           TOTAL FNMA CERTIFICATES               12,863,810

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (1.06%)
6.00%; 07/15/32                                              32,299                  33,230
6.00%; 12/15/32                                              67,445                  69,389
6.00%; 12/15/33                                             875,781                 900,903
6.50%; 10/20/28                                              36,193                  37,716
6.50%; 02/20/32                                              20,917                  21,769
6.50%; 05/20/32                                               6,648                   6,919
7.00%; 07/15/31                                              34,531                  36,479
7.00%; 02/15/32                                               9,634                  10,177
8.00%; 08/20/29                                               6,622                   7,108
8.00%; 02/15/32                                               1,338                   1,441
                                           TOTAL GNMA CERTIFICATES                1,125,131

                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
TREASURY BONDS (17.48%)
 U.S. Treasury
                                                         $                     $
  1.88%; 12/31/05                                         1,000,000                 992,852
  3.50%; 02/15/10                                         1,500,000               1,460,038
  3.63%; 07/15/09 /5/                                       675,000                 662,608
  3.88%; 02/15/13                                           500,000                 489,160
  4.00%; 02/15/14 /5/                                       550,000                 539,924
  4.25%; 08/15/13                                           900,000                 901,125
  4.25%; 11/15/14 /5/                                       850,000                 847,443
  4.75%; 05/15/14 /5/                                       750,000                 776,191
  4.88%; 02/15/12                                         1,600,000               1,664,250
  5.00%; 02/15/11 /5/                                     1,750,000               1,823,418
  5.38%; 02/15/31 /5/                                     1,775,000               2,016,982
  6.25%; 08/15/23 /5/                                     1,250,000               1,507,275
  7.25%; 05/15/16 /5/                                       875,000               1,090,332
  7.50%; 11/15/16 /5/                                       425,000                 541,892
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14 /5/                                       762,765                 771,078
  3.63%; 01/15/08 /5/                                       830,284                 870,241
  3.88%; 01/15/09 /5/                                       444,514                 477,297
  4.25%; 01/15/10                                           346,638                 384,037
 U.S. Treasury Strip
  0.00%; 11/15/18 /7/                                       825,000                 452,558
  0.00%; 08/15/25 /7/                                       820,000                 326,413
                                              TOTAL TREASURY BONDS               18,595,114

                                                         Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (19.48%)
FINANCE-MORTGAGE LOAN/BANKER (14.99%)
 Investment in Joint Trading Account; Federal Home
  Loan Bank
                                                         $                     $
  3.10%; 08/01/05                                        15,937,992              15,937,992
FINANCE-OTHER SERVICES (4.49%)
 Investment in Joint Trading Account; HSBC Funding
  3.31%; 08/01/05                                         4,780,190               4,780,190
                                            TOTAL COMMERCIAL PAPER               20,718,182
                                                                               ------------

                             TOTAL PORTFOLIO INVESTMENTS (123.83%)              131,680,787
LIABILITIES, NET OF CASH AND RECEIVABLES (-23.83%)                              (25,342,099)
                                        TOTAL NET ASSETS (100.00%)             $106,338,688
                                                                               ---------------

                            SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           JULY 31, 2005 (UNAUDITED)


/1 //Security exempt from registration under Rule 144A of the Securities / /Act of 1933. These securities may be resold in transactions exempt / /from registration, normally to qualified institutional buyers. Unless / /otherwise indicated, these securities are not considered to be illiquid. / /At the end of the period, the value of these securities totaled / /$5,554,792 or 5.22% of net assets./
/2 //Variable rate./
/3 //Security purchased on a when-issued basis./
/4 //Market value is determined in accordance with procedures established / /in good faith by the Board of Directors. At the end of the period, the / /value of these securities totaled $3,318,272 or 3.12% of net assets. /
/5 //Security or a portion of a the security was pledged as collateral for /
  /reverse repurchase agreements. At the end of the period, the value of / /these securities totaled $10,472,177 or 9.85% of net assets./
/6 //Security was purchased in a "to-be-announced" ("TBA") transaction./
/7 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  1,139,416
Unrealized Depreciation                          (656,888)
                                             ------------
Net Unrealized Appreciation (Depreciation)        482,528
Cost for federal income tax purposes         $131,198,259

                                                   Notional    Unrealized
                   Description                      Amount     Gain (Loss)
---------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
                                                   $986,800     $(10,124)
Receive a monthly return equal to a 30-year 5.0%
FHLMC and pay monthly a floating rate based on
1-month LIBOR less 85 basis points with Merrill
Lynch. Expires October 2005.
                                                    1,000,000     (6,515)
Receive a monthly return equal to a 30-year 6.0%
FNMA and pay monthly a floating rate based on
1-month LIBOR less 8 basis points with Merrill
Lynch. Expires September 2005.
                                                    1,500,000     (7,451)
Receive a monthly return equal to a 15-year 5.0%
FHLMC and pay monthly a floating rate based on
1-month LIBOR less 15 basis points with Merrill
Lynch. Expires August 2005.
                                                    2,750,000     (7,759)
Receive a monthly return equal to a 30-year 5.5%
FHLMC and pay monthly a floating rate based on
1-month LIBOR less 33 basis points with Merrill
Lynch. Expires September 2005.
                                                    3,000,000    (46,650)
Receive a monthly return equal to the Lehman
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 25
basis points with Morgan Stanley. Expires
November 2005.

Receive monthly a return equal to the Merrill       3,050,000    (10,602)
Lynch Mortgage Master Index and pay monthly a
floating rate based on 3-month LIBOR less 10
basis points with Merrill Lynch. Expires October
2005.

                            SCHEDULE OF INVESTMENTS
                       HIGH QUALITY SHORT-TERM BOND FUND

                           JULY 31, 2005 (UNAUDITED)

                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (89.38%)
AEROSPACE & DEFENSE (0.32%)
 Northrop Grumman
                                                       $                     $
  4.08%; 11/16/06                                         170,000                 168,752
  7.00%; 03/01/06                                         275,000                 279,097
 Raytheon
  6.75%; 08/15/07                                         131,000                 136,278
                                                                                  584,127
AEROSPACE & DEFENSE EQUIPMENT (0.10%)
 United Technologies
  4.88%; 11/01/06                                         190,000                 191,482
AGRICULTURAL OPERATIONS (0.66%)
 Bunge Limited Finance
  4.38%; 12/15/08                                         700,000                 691,741
 Cargill
  3.63%; 03/04/09 /1/                                     525,000                 507,299
                                                                                1,199,040
AIRLINES (0.10%)
 Southwest Airlines
  5.50%; 11/01/06                                         175,000                 177,079
ASSET BACKED SECURITIES (3.11%)
 Bear Stearns Asset Backed Securities
  3.70%; 02/25/35 /2/                                     450,000                 450,088
  4.06%; 03/25/34 /2/                                     565,000                 564,976
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  4.34%; 08/25/28                                         178,840                 178,483
  4.88%; 08/25/28                                          45,270                  45,270
 Countrywide Asset-Backed
  Certificates
  3.61%; 04/25/30                                         381,321                 379,650
  3.71%; 08/30/35 /3/ /4/                                 425,000                 425,000
  4.32%; 05/25/35 /2/                                     350,000                 347,583
 Equity One ABS
  4.26%; 07/25/34 /2/                                     500,000                 498,142
 Financial Asset Securities Corp. AAA Trust
  3.75%; 02/27/35 /1/ /2/                                 375,000                 375,006
 Master Asset Backed Securities Trust
  3.96%; 03/25/35 /2/                                     575,000                 573,030
 Morgan Stanley ABS Capital I
  3.68%; 12/25/34 /2/                                      50,000                  50,055
  3.75%; 11/25/34 /2/                                     200,000                 200,683
 Nomura Asset Acceptance
  3.69%; 06/25/35 /2/                                     461,397                 461,379
 Residential Asset Mortgage Products
  3.69%; 12/25/34 /2/                                     450,000                 450,645
 Structured Asset Securities
  3.68%; 03/25/35 /2/                                     675,000                 675,308
                                                                                5,675,298
AUTO-CARS & LIGHT TRUCKS (0.83%)
 DaimlerChrysler Holding
  3.61%; 03/07/07 /2/                                     450,000                 448,680
  3.89%; 05/24/06 /2/                                     420,000                 421,224
  4.88%; 06/15/10                                         135,000                 133,524
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO-CARS & LIGHT TRUCKS (CONTINUED)
 DaimlerChrysler Holding (continued)
                                                       $                     $
  7.25%; 01/18/06                                         250,000                 253,154
 Nissan Motor Acceptance
  4.63%; 03/08/10 /1/                                     270,000                 265,766
                                                                                1,522,348
AUTOMOBILE SEQUENTIAL (4.44%)
 BMW Vehicle Owner Trust
  1.88%; 10/25/06                                          19,790                  19,752
 Capital Auto Receivables Asset Trust
  3.58%; 10/16/06                                         793,188                 792,653
  3.79%; 06/15/10 /2/                                     185,000                 186,083
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                       1,425,000               1,383,027
  4.21%; 01/15/09                                         674,325                 674,855
  4.24%; 09/15/08                                          89,398                  89,496
 DaimlerChrysler Auto Trust
  2.88%; 10/08/09                                         200,000                 197,319
  3.09%; 01/08/08                                         350,000                 347,537
 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                         925,000                 918,783
 Honda Auto Receivables Owner Trust
  2.70%; 03/17/08                                         469,748                 465,329
  4.49%; 09/17/07                                         282,724                 282,972
 M&I Auto Loan Trust
  3.04%; 10/20/08                                         500,000                 497,480
 Nissan Auto Receivables Owner Trust
  1.89%; 12/15/06                                          46,129                  45,996
  2.70%; 12/17/07                                       1,000,000                 987,075
  3.33%; 01/15/08                                         530,710                 529,799
 Toyota Auto Receivables Owner Trust
  4.39%; 05/15/09                                         106,275                 106,356
 WFS Financial Owner Trust
  4.42%; 05/17/13 /3/                                     425,000                 423,473
  5.18%; 03/20/09                                         158,519                 158,809
                                                                                8,106,794
BEVERAGES-WINE & SPIRITS (0.06%)
 Diageo Capital
  3.38%; 03/20/08                                         115,000                 111,979
BREWERY (0.35%)
 Miller Brewing
  4.25%; 08/15/08 /1/                                     650,000                 641,657
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.30%)
 Masco
  3.62%; 03/09/07 /1/ /2/                                 550,000                 551,203
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.19%)
 Hanson Overseas
  6.75%; 09/15/05                                         350,000                 351,111
CABLE TV (0.70%)
 Comcast
  5.50%; 03/15/11                                         350,000                 360,113
 Cox Communications
  3.95%; 12/14/07 /2/                                     400,000                 402,066
  4.63%; 01/15/10                                         375,000                 368,563
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (CONTINUED)
 TCI Communications
                                                       $                     $
  7.61%; 10/04/05                                         150,000                 150,795
                                                                                1,281,537
CASINO HOTELS (0.24%)
 Harrah's Operating
  7.50%; 01/15/09                                         410,000                 442,449
CELLULAR TELECOMMUNICATIONS (0.73%)
 AT&T Wireless Services
  7.35%; 03/01/06                                         245,000                 249,320
 Cingular Wireless
  5.63%; 12/15/06                                         170,000                 171,810
 Telus
  7.50%; 06/01/07                                         435,000                 457,457
 Verizon Wireless Capital
  5.38%; 12/15/06                                         455,000                 461,279
                                                                                1,339,866
CHEMICALS-DIVERSIFIED (0.18%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                         145,000                 146,766
 Dow Chemical
  7.00%; 08/15/05                                         190,000                 190,198
                                                                                  336,964
COATINGS & PAINT (0.13%)
 Valspar
  6.00%; 05/01/07                                         235,000                 239,939
COMMERCIAL BANKS (0.70%)
 AmSouth Bank
  2.82%; 11/03/06                                         165,000                 161,916
 ANZ National Bank International
  3.65%; 04/14/08 /1/ /2/                                 350,000                 350,203
 Key Bank National Association
  3.36%; 11/03/09 /2/                                     300,000                 300,024
 Union Planters Bank
  5.13%; 06/15/07                                         185,000                 187,033
 Wachovia Bank
  7.80%; 08/18/10                                         250,000                 285,265
                                                                                1,284,441
COMMERCIAL MORTGAGE BACKED SECURITY (0.30%)
 Bear Stearns Alt-A Trust
  3.74%; 07/25/35 /2/ /3/                                 130,955                 130,904
 Structured Adjustable Rate Mortgage Loan Trust
  3.71%; 03/25/35 /2/                                     425,000                 424,589
                                                                                  555,493
COMMERCIAL SERVICE-FINANCE (0.05%)
 Equifax
  4.95%; 11/01/07                                          90,000                  90,961
COMMERCIAL SERVICES (0.16%)
 Aramark Services
  5.00%; 06/01/12                                         300,000                 294,259
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMPUTER SERVICES (0.06%)
 Affiliated Computer Services
                                                       $                     $
  4.70%; 06/01/10                                         115,000                 112,518
CREDIT CARD ASSET BACKED SECURITIES (3.95%)
 American Express Credit Account Master Trust
  3.62%; 09/15/10 /2/                                     250,000                 251,409
 Bank One Issuance Trust
  2.94%; 06/16/08                                       1,000,000                 998,153
  3.59%; 12/15/10 /2/                                     750,000                 754,293
 Capital One Multi-Asset Execution Trust
  3.61%; 12/15/09 /2/                                     405,000                 405,539
 Chase Credit Card Master Trust
  3.42%; 05/15/09 /2/                                     450,000                 449,913
  3.55%; 01/17/11 /2/                                     750,000                 753,895
 Citibank Credit Card Issuance Trust
  3.80%; 06/25/09 /2/                                     300,000                 300,962
 Citibank Credit Card Master Trust I
  5.88%; 03/10/11                                         700,000                 732,142
 Discover Card Master Trust I
  3.40%; 04/16/10 /2/                                     350,000                 349,277
  5.15%; 10/15/09                                         923,000                 935,800
  6.05%; 08/18/08                                       1,085,000               1,096,645
 GE Capital Credit Card Master Note Trust
  3.39%; 03/15/13 /2/                                     175,000                 174,924
                                                                                7,202,952
DATA PROCESSING & MANAGEMENT (0.33%)
 Certegy
  4.75%; 09/15/08                                         600,000                 602,974
DIVERSIFIED FINANCIAL SERVICES (1.79%)
 CIT Group Co. of Canada
  4.65%; 07/01/10 /1/                                     325,000                 322,282
 General Electric Capital
  3.36%; 02/02/09 /2/                                     345,000                 346,009
  3.39%; 03/04/08 /2/                                     300,000                 300,001
  3.43%; 01/15/08 /2/                                      75,000                  75,050
  3.75%; 12/15/09                                         150,000                 145,117
  4.25%; 01/15/08                                       1,100,000               1,095,139
 John Deere Capital
  3.63%; 05/25/07                                          75,000                  73,998
  4.50%; 08/22/07                                         120,000                 119,999
 NiSource Finance
  3.20%; 11/01/06                                         155,000                 152,979
  7.63%; 11/15/05                                         400,000                 403,988
 Wells Fargo Financial
  3.49%; 09/12/05 /2/                                     225,000                 224,969
                                                                                3,259,531
DIVERSIFIED MANUFACTURING OPERATIONS (0.44%)
 Cooper Industries
  5.25%; 07/01/07                                         140,000                 141,551
 Dover
  6.45%; 11/15/05                                         100,000                 100,608
 Honeywell International
  6.88%; 10/03/05                                         300,000                 301,456
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
 Tyco International Group
                                                       $                     $
  6.13%; 01/15/09                                         240,000                 250,971
                                                                                  794,586
ELECTRIC-DISTRIBUTION (0.06%)
 Detroit Edison
  5.05%; 10/01/05                                         115,000                 115,170
ELECTRIC-INTEGRATED (3.93%)
 Alabama Power
  2.80%; 12/01/06                                          85,000                  83,347
  3.48%; 08/25/09 /2/                                     180,000                 180,205
 Consolidated Edison
  3.63%; 08/01/08                                         155,000                 151,074
 Constellation Energy Group
  6.13%; 09/01/09                                         425,000                 445,997
 Dominion Resources
  3.57%; 05/15/06 /2/                                     175,000                 175,382
 DTE Energy
  6.45%; 06/01/06                                         100,000                 101,649
 Duke Energy
  3.75%; 03/05/08                                          85,000                  83,438
 Exelon
  4.45%; 06/15/10                                         300,000                 295,399
 FPL Group Capital
  3.25%; 04/11/06                                         185,000                 183,849
  4.09%; 02/16/07                                         200,000                 199,012
 Georgia Power
  3.45%; 02/17/09 /2/                                     195,000                 195,402
 Kansas Gas & Electric
  6.20%; 01/15/06                                         460,000                 463,983
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                         315,000                 314,757
 Niagara Mohawk Power
  7.75%; 05/15/06                                         205,000                 210,576
 Northeast Utilities
  3.30%; 06/01/08                                         250,000                 239,679
 Oncor Electric Delivery
  5.00%; 09/01/07                                         170,000                 170,925
 Pepco Holdings
  5.50%; 08/15/07                                         130,000                 132,068
 Pinnacle West Energy
  4.00%; 04/01/07 /2/                                     215,000                 215,013
 Potomac Electric Power
  6.50%; 09/15/05                                         300,000                 300,885
 Progress Energy
  5.85%; 10/30/08                                         175,000                 180,552
  6.75%; 03/01/06                                         390,000                 395,221
 PSEG Power
  3.75%; 04/01/09                                         525,000                 506,223
 Public Service Company of Colorado
  4.38%; 10/01/08                                         190,000                 188,971
 Scottish Power
  4.91%; 03/15/10                                         450,000                 451,155
 Southern California Edison
  6.38%; 01/15/06                                         500,000                 504,505
 TXU Energy
  6.13%; 03/15/08                                         425,000                 438,360
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Virginia Electric & Power
                                                       $                     $
  5.75%; 03/31/06                                          75,000                  75,708
 Wisconsin Electric Power
  3.50%; 12/01/07                                         295,000                 288,536
                                                                                7,171,871
FEDERAL & FEDERALLY SPONSORED CREDIT (0.65%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                       1,215,000               1,178,292
FINANCE-AUTO LOANS (0.24%)
 Ford Motor Credit
  7.60%; 08/01/05                                         250,000                 250,000
 Toyota Motor Credit
  2.80%; 01/18/06                                         185,000                 183,957
                                                                                  433,957
FINANCE-COMMERCIAL (0.26%)
 CIT Group
  3.47%; 02/15/07 /2/                                     195,000                 195,401
 Textron Financial
  3.90%; 10/06/06 /2/                                     275,000                 275,942
                                                                                  471,343
FINANCE-CONSUMER LOANS (1.12%)
 American General Finance
  4.88%; 05/15/10                                         375,000                 373,810
 Household Finance
  3.55%; 11/16/09 /2/                                     475,000                 476,629
 HSBC Finance
  4.75%; 04/15/10                                         275,000                 274,549
 John Deere Capital
  4.13%; 01/15/10                                         190,000                 185,854
 SLM
  3.83%; 07/27/09 /2/ /4/                                 100,000                  99,964
  3.85%; 01/26/09 /2/                                     175,000                 175,385
  4.35%; 03/02/09 /2/                                     475,000                 463,082
                                                                                2,049,273
FINANCE-CREDIT CARD (0.61%)
 Capital One Bank
  6.70%; 05/15/08                                         300,000                 315,790
  6.88%; 02/01/06                                         465,000                 471,034
 MBNA
  3.64%; 05/05/08 /2/                                     330,000                 332,727
                                                                                1,119,551
FINANCE-INVESTMENT BANKER & BROKER (4.62%)
 Banque Paribas
  8.35%; 06/15/07                                         210,000                 224,225
 Bear Stearns
  3.98%; 01/30/09 /2/                                     625,000                 627,839
  4.55%; 06/23/10                                         275,000                 272,635
 Citigroup
  3.42%; 05/18/10 /2/                                     575,000                 575,747
  4.13%; 02/22/10                                         975,000                 956,110
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Credit Suisse First Boston
                                                       $                     $
  3.45%; 06/02/08 /2/                                     550,000                 550,151
 Goldman Sachs Group
  3.54%; 03/02/10 /2/                                     300,000                 299,442
  3.98%; 07/23/09 /2/                                     175,000                 175,888
  6.88%; 01/15/11                                         450,000                 492,678
 JP Morgan Chase
  3.13%; 12/11/06                                         290,000                 285,141
  3.72%; 10/02/09 /2/                                     800,000                 801,453
  5.25%; 05/30/07                                         365,000                 370,552
  5.35%; 03/01/07                                         180,000                 182,722
 Lehman Brothers Holdings
  3.48%; 11/10/09 /2/                                     350,000                 350,949
  4.25%; 01/27/10                                         240,000                 235,492
 Merrill Lynch
  3.44%; 02/05/10 /2/                                     200,000                 200,195
  3.47%; 02/06/09 /2/                                     425,000                 426,218
  4.31%; 03/02/09 /2/                                     195,000                 189,784
  6.15%; 01/26/06                                          80,000                  80,784
 Morgan Stanley
  3.88%; 01/15/10 /2/                                     455,000                 456,319
  4.00%; 01/15/10                                         700,000                 679,007
                                                                                8,433,331
FINANCE-LEASING COMPANY (0.31%)
 International Lease Finance
  4.00%; 01/15/10 /2/                                     400,000                 399,219
  5.80%; 08/15/07                                         165,000                 169,025
                                                                                  568,244
FINANCE-MORTGAGE LOAN/BANKER (8.41%)
 Countrywide Financial
  3.47%; 05/05/08 /2/                                     380,000                 380,614
 Countrywide Home Loan
  3.52%; 11/16/07 /2/                                     200,000                 200,217
  4.50%; 01/25/33                                         129,254                 128,207
 Federal Home Loan Bank
  2.88%; 09/15/06                                       5,600,000               5,524,562
 Federal Home Loan Mortgage
  3.42%; 04/15/30 /2/                                     200,000                 199,961
  3.67%; 06/15/23 /2/                                     453,299                 456,656
  3.69%; 10/15/34 /2/                                     420,517                 422,151
  4.00%; 01/15/22                                         800,000                 795,231
  5.50%; 01/15/17                                         140,303                 142,043
 Federal National Mortgage Association
  2.38%; 02/15/07                                       2,000,000               1,946,918
  3.71%; 03/25/35 /2/                                     195,672                 195,760
  4.25%; 05/15/09                                       1,100,000               1,095,463
  5.25%; 04/15/07 /5/                                   2,650,000               2,695,922
 Federal National Mortgage Association Whole
  Loan
  3.66%; 05/25/35 /2/                                     630,206                 629,870
 Residential Capital
  4.84%; 06/29/07 /1/ /2/                                 550,000                 550,572
                                                                               15,364,147
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-OTHER SERVICES (0.30%)
 Caterpillar Financial Services
                                                       $                     $
  3.00%; 02/15/07                                         230,000                 225,330
 National Rural Utilities
  6.00%; 05/15/06                                         325,000                 329,513
                                                                                  554,843
FOOD-MEAT PRODUCTS (0.17%)
 Tyson Foods
  7.25%; 10/01/06                                         300,000                 309,613
FOOD-MISCELLANEOUS/DIVERSIFIED (0.69%)
 Campbell Soup
  5.50%; 03/15/07                                         365,000                 371,308
 ConAgra Foods
  6.00%; 09/15/06                                         475,000                 480,834
 General Mills
  5.13%; 02/15/07                                         115,000                 116,097
 Kraft Foods
  4.63%; 11/01/06                                         290,000                 290,896
                                                                                1,259,135
FOOD-RETAIL (0.55%)
 Kroger
  6.38%; 03/01/08                                         450,000                 467,565
 Safeway
  2.50%; 11/01/05                                         380,000                 378,379
  3.80%; 08/15/05                                         150,000                 149,935
                                                                                  995,879
GAS-DISTRIBUTION (0.14%)
 Sempra Energy
  4.75%; 05/15/09                                         150,000                 149,446
 Southern California Gas
  3.52%; 12/01/09 /2/                                     100,000                 100,089
                                                                                  249,535
HOME EQUITY-OTHER (3.50%)
 Asset Backed Funding Certificates
  3.72%; 02/25/35 /2/                                     324,297                 324,087
 Encore Credit Receivables Trust
  3.66%; 02/25/35 /2/                                     525,000                 524,791
 First NLC Trust
  3.79%; 05/25/35 /2/                                     727,187                 725,529
 First-Citizens Home Equity Loan
  3.60%; 09/15/22 /1/ /2/                                 423,869                 423,794
 Long Beach Mortgage Loan Trust
  3.72%; 07/25/34 /2/                                     600,000                 599,999
 Option One Mortgage Loan Trust
  3.68%; 05/25/35 /2/                                     600,000                 599,331
  3.70%; 02/25/35 /2/                                   1,000,000               1,001,635
 Specialty Underwriting & Residential Finance
  3.69%; 12/25/35 /2/                                   1,000,000                 999,752
  3.69%; 03/25/36 /2/                                     460,000                 459,659
  3.77%; 07/25/35 /2/                                     650,000                 652,215
  3.97%; 02/25/35 /2/                                      85,000                  85,024
                                                                                6,395,816
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-SEQUENTIAL (2.15%)
 Ameriquest Mortgage Securities
                                                       $                     $
  3.02%; 10/25/33                                          23,333                  23,261
  3.64%; 01/25/34                                         284,547                 283,773
  4.26%; 08/25/33                                         451,185                 450,272
 Chase Funding Loan Acquisition Trust
  2.98%; 02/25/30                                         243,173                 241,869
 New Century Home Equity Loan Trust
  3.56%; 11/25/33                                         760,000                 755,899
  3.75%; 03/25/35 /2/                                     180,201                 180,376
 Residential Asset Securities
  3.37%; 11/25/28                                         139,061                 138,279
  3.66%; 05/25/35 /2/                                     575,000                 574,537
  3.72%; 12/25/33 /2/                                   1,175,000               1,176,478
  4.61%; 03/25/35 /2/                                      50,000                  49,964
  5.26%; 04/25/32 /2/                                      51,467                  51,661
                                                                                3,926,369
INSURANCE BROKERS (0.31%)
 Aon
  6.95%; 01/15/07 /2/                                     170,000                 174,300
 Marsh & McLennan
  3.63%; 02/15/08                                         220,000                 212,873
  3.71%; 07/13/07 /2/                                     175,000                 173,775
                                                                                  560,948
LIFE & HEALTH INSURANCE (0.82%)
 Cigna
  8.25%; 01/01/07                                         250,000                 262,001
 Hartford Life Global Funding Trusts
  3.58%; 09/15/09 /2/                                     475,000                 474,770
 Lincoln National
  5.25%; 06/15/07                                         160,000                 162,045
 Pacific Life Global Funding
  6.60%; 06/22/11 /1/                                     175,000                 174,878
 Sun Life Financial Global Funding
  3.67%; 07/06/10 /1/ /2/                                 175,000                 174,832
 Torchmark
  6.25%; 12/15/06                                         245,000                 250,442
                                                                                1,498,968
MEDICAL PRODUCTS (0.25%)
 Baxter International
  5.25%; 05/01/07                                         150,000                 151,793
 Mallinckrodt
  6.50%; 11/15/07                                         300,000                 310,588
                                                                                  462,381
MEDICAL-HMO (0.24%)
 Anthem
  3.50%; 09/01/07                                         200,000                 195,789
  4.88%; 08/01/05                                         245,000                 245,000
                                                                                  440,789
MISCELLANEOUS INVESTING (1.22%)
 BRE Properties
  4.88%; 05/15/10                                         105,000                 103,627
 Camden Property Trust
  4.38%; 01/15/10                                         200,000                 194,485
  5.88%; 06/01/07                                         145,000                 147,029
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 Developers Diversified Realty
                                                       $                     $
  3.88%; 01/30/09                                         335,000                 322,446
 Duke Realty
  3.35%; 01/15/08                                         175,000                 168,881
 iStar Financial
  3.74%; 03/03/08 /2/                                     275,000                 274,172
  4.64%; 03/12/07 /2/                                     275,000                 278,191
 Kimco Realty
  3.41%; 08/01/06 /2/                                     350,000                 350,437
 Simon Property Group
  3.75%; 01/30/09                                         225,000                 216,793
  4.60%; 06/15/10 /1/                                      65,000                  63,967
 United Dominion Realty Trust
  4.50%; 03/03/08                                         110,000                 109,668
                                                                                2,229,696
MONEY CENTER BANKS (1.06%)
 Bank of America
  3.42%; 02/17/09 /2/                                     450,000                 451,078
  3.76%; 08/02/10 /2/                                     450,000                 449,733
  6.75%; 09/15/05                                          50,000                  50,169
  7.40%; 01/15/11                                         750,000                 851,776
 Bank of New York
  4.14%; 08/02/07                                         130,000                 129,356
                                                                                1,932,112
MORTGAGE BACKED SECURITIES (23.74%)
 1301 Avenue of the Americas Trust
  7.79%; 08/03/10 /1/ /2/                                 550,000                 549,987
 Banc of America Commercial Mortgage
  7.11%; 11/15/31                                         372,542                 387,480
 Banc of America Mortgage Securities
  4.80%; 05/25/35 /2/                                     950,000                 946,321
 Bear Stearns Commercial Mortgage Securities
  0.27%; 02/11/41 /2/                                  25,461,225                 365,649
  0.65%; 05/11/39 /1/ /2/                               3,825,298                  88,873
  3.54%; 06/15/17 /1/ /2/                                 525,000                 525,079
  3.97%; 11/11/35                                         396,441                 389,192
  4.13%; 11/11/41                                       1,000,000                 980,086
  4.57%; 07/11/42                                         500,000                 495,069
  7.64%; 02/15/32                                         425,770                 449,942
 Bella Vista Mortgage Trust
  3.68%; 05/20/45 /2/                                     559,516                 560,421
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                         380,383                 393,888
  7.56%; 10/15/32                                         500,000                 555,112
 Chase Manhattan Bank-First Union National Bank
  Commercial Mortgage Trust
  7.13%; 08/15/31                                       1,198,921               1,232,574
 Commercial Mortgage Acceptance
  6.79%; 06/15/31                                          30,757                  31,034
 Commercial Mortgage Pass-Through Certificate
  3.25%; 06/10/38                                         268,641                 254,272
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Countrywide Alternative Loan Trust
                                                       $                     $
  4.05%; 07/20/35 /2/ /3/                                 569,485                 574,290
 CS First Boston Mortgage Securities
  6.25%; 12/16/35                                         500,000                 517,871
  6.38%; 12/16/35                                         100,000                 107,139
 First Union Lehman Brothers Commercial Mortgage
  Securities
  7.38%; 04/18/29                                         432,693                 445,963
 First Union National Bank Commercial Mortgage
  5.59%; 02/12/34                                          37,856                  38,826
 First Union-Lehman Brothers-Bank of America
  Commercial Mortgage Trust
  6.56%; 11/18/35                                         147,484                 153,739
 GE Capital Commercial Mortgage
  0.67%; 03/10/40 /1/ /2/                               3,224,726                  83,443
  3.35%; 08/11/36                                         285,678                 281,953
  5.99%; 12/10/35                                         330,000                 345,238
  6.32%; 01/15/33                                          80,488                  81,608
 GMAC Commercial Mortgage Securities
  0.51%; 08/10/38 /1/ /2/                              73,821,810               1,486,107
  4.32%; 10/15/38                                          94,316                  94,207
  6.57%; 09/15/33                                          99,910                 101,109
 GMAC Mortgage Corporation Loan Trust
  3.64%; 08/25/35 /2/                                     200,000                 199,559
  4.62%; 06/25/35                                         800,000                 795,021
 GSR Mortgage Loan Trust
  4.81%; 07/25/35 /3/                                     892,269                 889,480
 Greenpoint Mortgage Funding Trust
  3.73%; 06/25/45 /2/ /3/                                 536,595                 536,595
  3.76%; 06/25/45 /2/ /3/                                 597,012                 597,012
  3.80%; 07/29/35 /2/ /3/                                 725,000                 725,000
 IMPAC Commercial Mortgage Trust
  3.76%; 08/25/35 /2/ /4/                                 284,551                 284,409
  3.77%; 04/25/35 /2/                                     519,138                 518,925
  3.89%; 04/25/35 /2/ /3/                                 351,370                 351,370
  3.93%; 10/25/33 /2/                                     415,396                 415,688
  3.97%; 07/25/35 /2/ /3/                                 225,000                 225,000
  4.00%; 08/25/35 /2/ /3/                                 346,358                 346,358
  4.46%; 10/25/33 /2/                                     429,989                 430,627
 IMPAC Secured Assets
  3.71%; 03/25/34                                         450,000                 446,619
 Indymac Index Mortgage Loan Trust
  3.69%; 04/25/35 /2/                                     391,210                 390,445
  3.76%; 04/25/34 /2/                                     809,878                 808,690
  3.76%; 08/25/35 /2/ /3/                                 487,622                 487,622
  3.79%; 04/25/35 /2/                                     337,516                 336,697
 IXIS Real Estate Capital Trust
  3.73%; 08/30/35 /2/ /3/ /4/                             450,000                 450,000
 JP Morgan Chase Commercial Mortgage Securities
  3.48%; 06/12/41                                         677,441                 661,965
  4.37%; 10/12/37                                         618,558                 613,619
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 JP Morgan Chase Commercial Mortgage Securities
  (continued)
                                                       $                     $
  4.47%; 11/15/35                                         210,808                 210,837
  4.55%; 05/12/34                                         279,514                 279,713
  6.04%; 11/15/35                                         550,000                 569,623
 JP Morgan Commercial Mortgage Finance
  7.16%; 09/15/29                                         155,000                 162,253
 JP Morgan Mortgage Trust
  5.16%; 06/25/35 /2/ /3/                                 819,411                 821,460
 LB-UBS Commercial Mortgage Trust
  1.20%; 03/15/36 /1/ /2/                               2,294,519                 101,828
  2.60%; 05/15/27                                          77,477                  74,695
  3.63%; 10/15/29                                       1,234,644               1,210,098
  4.19%; 08/15/29                                         220,000                 215,950
  4.90%; 06/15/26                                       1,685,000               1,698,500
  5.40%; 03/15/26                                         430,033                 434,324
  5.97%; 03/15/26                                         295,000                 303,343
  6.06%; 06/15/20                                         725,861                 748,820
 Merrill Lynch Mortgage Investors
  3.66%; 02/25/36 /2/                                     475,000                 474,751
  3.81%; 07/25/35 /2/                                   1,050,000               1,052,858
  7.12%; 06/18/29                                         139,850                 142,736
 Merrill Lynch Mortgage Trust
  0.31%; 09/12/42 /2/                                  71,780,000               1,095,794
  3.59%; 09/12/41                                         356,381                 349,685
 Morgan Stanley Capital I
  4.57%; 12/18/32                                         186,722                 186,496
  5.33%; 12/18/32                                         575,000                 580,538
  6.54%; 02/15/31                                         249,540                 260,849
 NationsLink Funding
  7.23%; 06/20/31                                         750,000                 800,346
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                         140,166                 144,297
 Sequoia Mortgage Trust
  3.66%; 02/20/35 /2/                                     212,102                 211,964
 Structured Asset Mortgage Investments
  3.76%; 05/25/45 /2/                                     524,603                 525,091
 Wachovia Bank Commercial Mortgage Trust
  0.30%; 01/15/41 /1/ /2/                              22,856,026                 245,954
  0.53%; 04/15/42 /1/ /2/                              81,080,000               1,581,709
 Washington Mutual
  3.18%; 09/25/33                                         187,554                 185,231
  3.54%; 04/25/45 /2/ /3/                                  72,958                  72,958
  3.58%; 04/25/45 /2/ /3/                                  72,958                  72,958
  3.70%; 07/25/45 /2/ /3/                                 600,000                 600,000
  3.71%; 01/25/45 /2/                                   1,625,000               1,613,433
  3.80%; 07/25/44 /2/                                     452,744                 454,139
  4.07%; 10/25/33 /2/                                     950,000                 935,035
  4.49%; 03/25/33 /2/                                     677,536                 675,302
  4.85%; 09/25/35 /2/ /3/                               1,225,000               1,221,555
                                                                               43,342,296
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE PASS THRU SECURITIES (0.44%)
 Countrywide Home Loan Mortgage Pass Through
  Trust
                                                       $                     $
  4.66%; 06/20/35 /2/                                     800,000                 795,287
MULTI-LINE INSURANCE (0.48%)
 Allstate
  5.38%; 12/01/06                                         180,000                 182,307
 CNA Financial
  6.60%; 12/15/08                                         275,000                 288,721
 Hartford Financial Services Group
  4.70%; 09/01/07                                         210,000                 210,187
 MetLife
  5.25%; 12/01/06                                         200,000                 202,043
                                                                                  883,258
MULTIMEDIA (0.89%)
 AOL Time Warner
  6.13%; 04/15/06                                         425,000                 430,054
 E.W. Scripps
  4.30%; 06/30/10                                         230,000                 225,408
 News America
  4.75%; 03/15/10                                         400,000                 398,597
 Thomson
  5.75%; 02/01/08                                         185,000                 189,133
 Time Warner Entertainment
  7.25%; 09/01/08 /1/                                     350,000                 376,017
                                                                                1,619,209
MUTUAL INSURANCE (0.25%)
 Health Care Service
  7.75%; 06/15/11 /1/                                     400,000                 461,500
OIL COMPANY-EXPLORATION & PRODUCTION (0.33%)
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                         350,000                 358,750
 PennzEnergy
  10.25%; 11/01/05                                        235,000                 238,331
                                                                                  597,081
OIL COMPANY-INTEGRATED (0.19%)
 Marathon Oil
  5.38%; 06/01/07                                         150,000                 152,156
 Occidental Petroleum
  4.00%; 11/30/07                                         190,000                 187,901
                                                                                  340,057
OIL FIELD MACHINERY & EQUIPMENT (0.12%)
 Cooper Cameron
  2.65%; 04/15/07                                         225,000                 217,281
OIL REFINING & MARKETING (0.16%)
 Valero Energy
  7.38%; 03/15/06                                         285,000                 289,576
OIL-FIELD SERVICES (0.20%)
 Halliburton
  5.11%; 10/17/05 /2/                                     370,000                 371,017
PAPER & RELATED PRODUCTS (0.39%)
 Champion International
  7.10%; 09/01/05                                         455,000                 455,876
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
 Union Camp
                                                       $                     $
  7.00%; 08/15/06                                         249,000                 254,059
                                                                                  709,935
PHARMACY SERVICES (0.06%)
 Caremark Rx
  7.38%; 10/01/06                                         100,000                 102,719
PIPELINES (0.44%)
 Columbia Energy Group
  6.80%; 11/28/05                                          25,000                  25,207
 Duke Energy Field Services
  7.50%; 08/16/05                                         450,000                 450,543
 Enbridge Energy Partners
  4.00%; 01/15/09                                         200,000                 193,569
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                         125,000                 125,716
                                                                                  795,035
PROPERTY & CASUALTY INSURANCE (1.16%)
 ACE
  6.00%; 04/01/07                                         200,000                 204,209
 Chubb
  6.15%; 08/15/05                                          50,000                  50,035
 Markel
  7.00%; 05/15/08                                         450,000                 472,962
 Safeco
  4.88%; 02/01/10                                         300,000                 299,989
 St. Paul Travelers
  8.13%; 04/15/10                                         550,000                 624,029
 Travelers Property Casualty
  3.75%; 03/15/08                                         105,000                 102,497
 W.R. Berkley
  9.88%; 05/15/08                                         325,000                 368,602
                                                                                2,122,323
PUBLISHING-BOOKS (0.27%)
 Reed Elsevier Capital
  3.73%; 06/15/10 /2/                                     320,000                 319,938
  6.13%; 08/01/06                                         165,000                 166,893
                                                                                  486,831
REAL ESTATE OPERATOR & DEVELOPER (0.19%)
 EOP Operating
  7.75%; 11/15/07                                         240,000                 255,475
 ERP Operating
  4.75%; 06/15/09                                          95,000                  94,489
                                                                                  349,964
REGIONAL BANKS (1.64%)
 KeyCorp
  3.85%; 07/23/07 /2/                                     275,000                 275,563
 Korea Development Bank
  3.88%; 03/02/09                                         175,000                 169,973
  7.25%; 05/15/06                                         200,000                 204,555
 PNC Funding
  4.50%; 03/10/10                                         350,000                 345,979
  5.75%; 08/01/06                                         320,000                 323,368
 SunTrust Banks
  2.50%; 11/01/06                                          55,000                  53,555
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (CONTINUED)
 U.S. Bancorp
                                                       $                     $
  6.75%; 10/15/05                                         317,000                 318,678
 Wachovia
  3.48%; 03/01/12 /2/                                     850,000                 849,872
 Wells Fargo
  3.42%; 03/10/08 /2/                                     450,000                 449,985
                                                                                2,991,528
REINSURANCE (0.23%)
 Berkshire Hathaway Finance
  4.75%; 05/15/12 /1/                                     425,000                 421,963
RENTAL-AUTO & EQUIPMENT (0.08%)
 Hertz
  4.70%; 10/02/06                                         150,000                 148,477
RETAIL-MAJOR DEPARTMENT STORE (0.25%)
 May Department Stores
  3.95%; 07/15/07                                         455,000                 449,555
RETAIL-RESTAURANTS (0.38%)
 Yum! Brands
  7.65%; 05/15/08                                         175,000                 187,887
  8.50%; 04/15/06                                         500,000                 514,216
                                                                                  702,103
SAVINGS & LOANS-THRIFTS (0.57%)
 Washington Mutual
  3.58%; 03/20/08 /2/                                     225,000                 225,032
  3.74%; 03/22/12 /2/                                     350,000                 349,965
  3.90%; 01/15/10 /2/                                     275,000                 275,407
  4.00%; 01/15/09                                         200,000                 195,946
                                                                                1,046,350
SOVEREIGN (0.47%)
 Mexico Government
  8.38%; 01/14/11                                         750,000                 860,250
SPECIAL PURPOSE ENTITY (0.59%)
 Allstate Life Global Funding Trusts
  4.25%; 02/26/10                                         275,000                 270,767
 Fondo Latinoamericano de Reservas
  3.00%; 08/01/06 /1/                                     175,000                 172,970
 Rio Tinto Finance
  2.63%; 09/30/08                                         185,000                 174,320
 Xlliac Global Funding
  3.54%; 06/02/08 /2/                                     450,000                 449,879
                                                                                1,067,936
SUPRANATIONAL BANK (0.31%)
 Corp Andina de Fomento
  3.44%; 06/16/06 /2/                                     225,000                 224,955
  7.38%; 01/18/11                                         300,000                 333,147
                                                                                  558,102
TELECOMMUNICATION SERVICES (0.27%)
 Verizon Global Funding
  6.75%; 12/01/05                                         480,000                 484,263
TELEPHONE-INTEGRATED (2.26%)
 ALLTEL
  6.75%; 09/15/05                                         190,000                 190,610
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 BellSouth
                                                       $                     $
  4.26%; 04/26/21 /1/                                     325,000                 324,950
 British Telecommunications
  7.88%; 12/15/05 /2/                                     490,000                 496,807
  8.38%; 12/15/10                                         200,000                 233,705
 France Telecom
  7.45%; 03/01/06 /2/                                     225,000                 228,997
 GTE Florida
  6.25%; 11/15/05                                         200,000                 201,231
 Royal KPN
  7.50%; 10/01/05                                          60,000                  60,346
 SBC Communications
  4.39%; 06/05/06 /1/                                     150,000                 150,045
  5.75%; 05/02/06                                         595,000                 601,671
 Sprint Capital
  7.13%; 01/30/06                                         535,000                 541,905
  7.63%; 01/30/11                                         350,000                 395,005
 Telecom Italia Capital
  4.00%; 11/15/08                                         320,000                 313,725
  4.00%; 01/15/10 /1/                                     225,000                 217,108
 Telefonos de Mexico
  4.50%; 11/19/08                                         175,000                 172,475
                                                                                4,128,580
TEXTILE-HOME FURNISHINGS (0.10%)
 Mohawk Industries
  6.50%; 04/15/07                                         180,000                 185,122
TRANSPORT-RAIL (1.09%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                         710,000                 715,732
  9.25%; 10/01/06                                         150,000                 157,921
 CSX
  3.51%; 08/03/06 /2/                                     152,000                 152,309
  6.25%; 10/15/08                                         375,000                 391,954
 Norfolk Southern
  6.00%; 04/30/08                                         300,000                 309,755
 Union Pacific
  3.88%; 02/15/09                                         275,000                 267,505
                                                                                1,995,176
                                                     TOTAL BONDS              163,194,625

                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (4.55%)
                                                       $                     $
4.50%; 10/01/09                                           269,347                 267,939
4.50%; 11/01/09                                           186,710                 185,734
4.50%; 12/01/09                                           445,389                 443,061
4.50%; 01/01/10                                           185,744                 184,756
4.50%; 02/01/10                                           630,932                 627,577
4.50%; 04/01/10                                           261,593                 260,202
4.50%; 09/01/10                                           436,967                 434,643
4.50%; 10/01/10                                           805,020                 800,739
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                       $                     $
4.50%; 11/01/10                                         1,141,057               1,134,989
4.50%; 02/01/11                                           173,144                 172,212
4.50%; 04/01/11                                           202,408                 201,319
4.50%; 06/01/11                                           618,280                 615,123
4.50%; 07/01/11                                           224,570                 223,361
4.50%; 10/01/11                                           379,659                 377,615
4.50%; 11/01/11                                           904,192                 899,326
4.61%; 01/01/35 /2/                                       580,545                 577,882
5.00%; 09/01/09                                           115,835                 116,707
5.50%; 12/01/08                                            41,913                  42,583
5.50%; 02/01/09                                            84,622                  85,996
5.50%; 03/01/09                                            50,042                  50,855
5.50%; 04/01/09                                           101,624                 103,275
6.00%; 08/01/06                                           133,778                 135,151
6.50%; 04/01/09                                            23,737                  24,626
6.50%; 04/01/15                                            12,305                  12,838
6.50%; 12/01/15                                            61,686                  63,990
7.00%; 12/01/22                                           174,792                 183,534
7.25%; 12/01/07                                            22,328                  22,800
7.50%; 12/01/29                                             5,831                   6,231
8.00%; 12/01/11                                            11,381                  11,783
8.00%; 10/01/22                                               503                     541
8.25%; 01/01/12                                             5,985                   6,279
9.00%; 09/01/09                                            24,877                  25,480
                                        TOTAL FHLMC CERTIFICATES                8,299,147

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (5.90%)
2.66%; 01/01/35 /2/                                     1,240,157               1,245,688
2.80%; 02/01/35                                           970,967                 992,022
4.00%; 05/01/10                                           596,759                 584,823
4.00%; 06/01/10                                           319,224                 312,839
4.00%; 07/01/10                                           472,995                 463,535
4.00%; 08/01/10                                           269,513                 264,122
4.32%; 08/01/34 /2/                                       757,397                 756,220
4.39%; 07/01/34 /2/                                     1,254,155               1,251,791
4.46%; 09/01/34 /2/                                       963,494                 958,582
4.50%; 12/01/09                                            40,658                  40,395
4.50%; 03/01/10                                           308,059                 306,104
4.50%; 05/01/10                                           124,005                 123,218
4.50%; 08/01/11                                           531,277                 527,943
4.50%; 09/01/11                                           232,776                 231,315
4.50%; 01/01/35 /2/                                       852,965                 851,978
4.58%; 04/01/35 /2/                                     1,159,704               1,156,272
5.50%; 02/01/09                                           272,316                 276,521
5.50%; 05/01/09                                            11,721                  11,902
5.50%; 10/01/09                                           143,704                 145,923
6.00%; 07/01/28                                           100,404                 102,844
7.50%; 10/01/29                                            30,327                  32,352
8.00%; 10/01/06                                             2,055                   2,086
8.00%; 05/01/27                                            13,485                  14,516
8.50%; 05/01/22                                            92,887                 100,935
9.00%; 02/01/25                                            13,245                  14,478
                                         TOTAL FNMA CERTIFICATES               10,768,404
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
TREASURY BONDS (2.29%)
 U.S. Treasury Inflation-Indexed Obligations
                                                       $                     $
  3.38%; 01/15/07 /5/                                   2,576,700               2,645,848
  4.25%; 01/15/10 /5/                                   1,386,552               1,536,149
                                            TOTAL TREASURY BONDS                4,181,997

                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.21%)
FINANCE-OTHER SERVICES (0.21%)
 Investment in Joint Trading Account; HSBC
  Funding
  3.31%; 08/01/05                                         381,829                 381,829
                                          TOTAL COMMERCIAL PAPER                  381,829
                                                                             ------------

                           TOTAL PORTFOLIO INVESTMENTS (102.33%)              186,826,002
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS (-2.33%)                (4,251,040)
                                      TOTAL NET ASSETS (100.00%)             $182,574,962
                                                                             ---------------

1       Security exempt from registration under Rule 144A of the Securities
        Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualiified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $11,188,992 or 6.13% of net assets.
2       Variable rate.
3       Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $8,951,035 or 4.90% of net assets.
4       Security purchased on a when-issued basis.
5 Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $4,691,249 or 2.57% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                         $      153,602
Unrealized Depreciation                             (2,834,606)
                                                -----------------
Net Unrealized Appreciation (Depreciation)          (2,681,004)
Cost for federal income tax purposes            $  189,507,006

                            SCHEDULE OF INVESTMENTS
                                HIGH YIELD FUND

                           JULY 31, 2005 (UNAUDITED)

                                                        Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (94.38%)
ADVERTISING AGENCIES (0.72%)
 Interpublic Group
  6.25%; 11/15/14                                      $   500,000            $  453,880
ADVERTISING SERVICES (1.26%)
 Advanstar Communications
  10.75%; 08/15/10                                         700,000               794,500
AEROSPACE & DEFENSE EQUIPMENT (1.10%)
 GenCorp
  9.50%; 08/15/13                                          346,000               373,680
 TransDigm
  8.38%; 07/15/11                                          300,000               319,500
                                                                                 693,180
APPAREL MANUFACTURERS (1.02%)
 Phillips-Van Heusen
  7.75%; 11/15/23                                          500,000               536,250
  8.13%; 05/01/13                                          100,000               108,250
                                                                                 644,500
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.55%)
 Navistar International
  6.25%; 03/01/12 /1/                                      350,000               344,750
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.13%)
 Delphi Automotive Systems
  6.55%; 06/15/06                                          500,000               490,625
 Stanadyne
  10.00%; 08/15/14                                         225,000               223,875
                                                                                 714,500
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.08%)
 Associated Materials
  0.00%; 03/01/14 /2/ /3/                                  375,000               238,125
 Interline Brands
  11.50%; 05/15/11                                         400,000               444,000
                                                                                 682,125
BUILDING PRODUCTS-DOORS & WINDOWS (0.51%)
 ACIH
  0.00%; 12/15/12 /1/                                      500,000               320,000
BUILDING-RESIDENTIAL & COMMERCIAL (2.39%)
 Beazer Homes
  8.63%; 05/15/11                                          200,000               213,000
 KB Home
  7.75%; 02/01/10                                          235,000               248,853
  9.50%; 02/15/11                                          410,000               439,811
 Meritage Homes
  6.25%; 03/15/15                                          125,000               120,625
 Standard-Pacific
  6.25%; 04/01/14                                          500,000               485,000
                                                                               1,507,289
CABLE TV (6.22%)
 Charter Communications Holdings II
  10.25%; 09/15/10                                         700,000               722,750
 DirecTV Holdings /1/
  6.38%; 06/15/15                                          400,000               399,000
                                                        Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (CONTINUED)
 EchoStar DBS
  6.63%; 10/01/14                                       $1,250,000            $1,240,625
 IESY Repository
  10.38%; 02/15/15 /1/                                   1,000,000             1,005,000
 Kabel Deutschland
  10.63%; 07/01/14 /1/                                     500,000               552,500
                                                                               3,919,875
CHEMICALS-DIVERSIFIED (1.70%)
 Equistar Chemicals
  10.13%; 09/01/08                                         410,000               451,000
 Lyondell Chemical
  10.88%; 05/01/09                                         600,000               623,250
                                                                               1,074,250
CHEMICALS-PLASTICS (0.81%)
 BCI U.S. Finance/Borden 2 Nova Scotia Finance
  9.10%; 07/15/10 /1/ /2/                                  500,000               507,500
CHEMICALS-SPECIALTY (3.93%)
 Hercules
  6.75%; 10/15/29                                          500,000               499,375
 Nalco
  7.75%; 11/15/11                                          200,000               212,750
  8.88%; 11/15/13                                          300,000               327,000
 OM Group
  9.25%; 12/15/11                                          400,000               408,000
 Rhodia
  10.25%; 06/01/10                                         350,000               377,125
 Westlake Chemical
  8.75%; 07/15/11                                          600,000               651,750
                                                                               2,476,000
COAL (0.88%)
 Alpha Natural Resources
  10.25%; 06/01/12                                         500,000               555,000
COMMERCIAL SERVICES (1.19%)
 Iron Mountain
  8.63%; 04/01/13                                          500,000               525,000
 Quintiles Transnational
  10.00%; 10/01/13                                         200,000               223,000
                                                                                 748,000
COMPUTER SERVICES (1.46%)
 Sungard Data Systems
  10.25%; 08/15/15 /1/ /4/                                 450,000               466,312
 Unisys
  7.88%; 04/01/08                                          450,000               452,250
                                                                                 918,562
CONSUMER PRODUCTS-MISCELLANEOUS (0.17%)
 Visant Holding
  0.00%; 12/01/13 /2/ /3/                                  150,000               108,000
CONTAINERS-METAL & GLASS (2.00%)
 Crown European Holdings
  9.50%; 03/01/11                                          450,000               495,000
                                                        Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CONTAINERS-METAL & GLASS (CONTINUED)
 Owens-Brockway
  8.75%; 11/15/12                                      $   700,000            $  763,875
                                                                               1,258,875
CONTAINERS-PAPER & PLASTIC (1.11%)
 Intertape Polymer Group
  8.50%; 08/01/14                                          250,000               245,040
 Jefferson Smurfit
  8.25%; 10/01/12                                          450,000               453,375
                                                                                 698,415
DENTAL SUPPLIES & EQUIPMENT (0.22%)
 Sybron Dental Specialties
  8.13%; 06/15/12                                          130,000               139,750
DIALYSIS CENTERS (0.49%)
 DaVita
  7.25%; 03/15/15 /1/                                      300,000               310,500
DISTRIBUTION-WHOLESALE (1.08%)
 Ingram Micro
  9.88%; 08/15/08                                          650,000               682,500
DIVERSIFIED MANUFACTURING OPERATIONS (0.18%)
 J.B. Poindexter
  8.75%; 03/15/14                                          125,000               113,750
DIVERSIFIED OPERATIONS (0.77%)
 Noble Group
  6.63%; 03/17/15 /1/                                      525,000               485,261
E-COMMERCE-PRODUCTS (0.52%)
 FTD
  7.75%; 02/15/14                                          326,000               329,260
ELECTRIC-GENERATION (0.63%)
 AES
  4.50%; 08/15/05                                          400,000               400,000
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.52%)
 Celestica
  7.63%; 07/01/13                                          300,000               303,000
  7.88%; 07/01/11                                          150,000               154,500
 Flextronics International
  6.25%; 11/15/14                                          350,000               346,500
  6.50%; 05/15/13                                          150,000               154,500
                                                                                 958,500
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.28%)
 Amkor Technology
  9.25%; 02/15/08                                          400,000               378,000
 Freescale Semiconductor
  7.13%; 07/15/14                                          400,000               426,000
                                                                                 804,000
FILTRATION & SEPARATION PRODUCTS (0.50%)
 Polypore
  8.75%; 05/15/12                                          325,000               314,438
FINANCE-AUTO LOANS (1.11%)
 General Motors Acceptance
  6.15%; 04/05/07                                          700,000               699,533
                                                        Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (0.34%)
 BCP Crystal U.S. Holdings
  9.63%; 06/15/14                                      $   190,000            $  214,700
FINANCE-OTHER SERVICES (1.93%)
 American Real Estate Partners/American Real Estate
  Finance
  7.13%; 02/15/13 /1/                                      750,000               761,250
 Athena Neurosciences Finance
  7.25%; 02/21/08                                          475,000               454,812
                                                                               1,216,062
FOOD-FLOUR & GRAIN (0.65%)
 Burns Philp Capital Property
  9.50%; 11/15/10                                          375,000               410,625
HOTELS & MOTELS (0.40%)
 HMH Properties
  7.88%; 08/01/08                                          250,000               253,750
INDEPENDENT POWER PRODUCER (0.35%)
 Reliant Energy
  6.75%; 12/15/14                                          225,000               221,625
INDUSTRIAL AUTOMATION & ROBOTS (0.24%)
 UNOVA
  7.00%; 03/15/08                                          150,000               150,000
MACHINERY-CONSTRUCTION & MINING (0.67%)
 Terex
  7.38%; 01/15/14                                          400,000               420,000
MACHINERY-FARM (0.86%)
 Case New Holland
  9.25%; 08/01/11                                          500,000               541,250
MACHINERY-MATERIAL HANDLING (0.65%)
 Columbus McKinnon
  10.00%; 08/01/10                                         375,000               410,625
MEDICAL INFORMATION SYSTEM (0.52%)
 NDCHealth
  10.50%; 12/01/12                                         300,000               324,750
MEDICAL PRODUCTS (0.43%)
 Medical Device Manufacturing
  10.00%; 07/15/12                                         250,000               268,750
MEDICAL-DRUGS (0.82%)
 Biovail
  7.88%; 04/01/10                                          500,000               516,250
MEDICAL-GENERIC DRUGS (0.82%)
 Alpharma
  8.63%; 05/01/11 /1/                                      525,000               519,750
MEDICAL-HMO (0.78%)
 Pacificare Health Systems
  10.75%; 06/01/09                                         450,000               493,313
MEDICAL-HOSPITALS (1.94%)
 HCA
  6.30%; 10/01/12                                          750,000               762,256
                                                        Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
 HCA (continued)
  7.58%; 09/15/25                                      $   125,000            $  130,346
 United Surgical Partners International
  10.00%; 12/15/11                                         300,000               329,250
                                                                               1,221,852
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.63%)
 Select Medical
  7.63%; 02/01/15 /1/                                      400,000               395,000
METAL PROCESSORS & FABRICATION (0.31%)
 Trimas
  9.88%; 06/15/12                                          125,000               106,875
 Wolverine Tube
  7.38%; 08/01/08 /1/                                      100,000                86,000
                                                                                 192,875
METAL-DIVERSIFIED (1.70%)
 Earle M. Jorgensen
  9.75%; 06/01/12                                          425,000               461,125
 Freeport-McMoRan Copper & Gold
  10.13%; 02/01/10                                         550,000               610,500
                                                                               1,071,625
MISCELLANEOUS INVESTING (1.93%)
 Host Marriott
  6.38%; 03/15/15                                          200,000               198,000
 Thornburg Mortgage
  8.00%; 05/15/13                                          490,000               499,800
 Ventas Realty/Ventas Capital
  6.63%; 10/15/14 /1/                                      500,000               518,750
                                                                               1,216,550
MISCELLANEOUS MANUFACTURERS (1.34%)
 Day International Group
  9.50%; 03/15/08                                          250,000               252,500
 Samsonite
  8.88%; 06/01/11                                          550,000               592,625
                                                                                 845,125
MUSIC (0.78%)
 WMG Holdings
  0.00%; 12/15/14 /1/ /2/ /3/                              700,000               493,500
NON-HAZARDOUS WASTE DISPOSAL (1.77%)
 Allied Waste North America
  9.25%; 09/01/12                                          475,000               518,344
 Casella Waste Systems
  9.75%; 02/01/13                                          550,000               594,000
                                                                               1,112,344
OFFICE AUTOMATION & EQUIPMENT (0.68%)
 Xerox
  7.63%; 06/15/13                                          400,000               427,000
OIL COMPANY-EXPLORATION & PRODUCTION (3.23%)
 Chesapeake Energy
  6.63%; 01/15/16 /1/                                      250,000               258,125
 Paramount Resources
  8.50%; 01/31/13                                          400,000               408,000
 PetroQuest Energy
  10.38%; 05/15/12 /1/                                     375,000               379,687
                                                        Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Plains Exploration & Production
  8.75%; 07/01/12                                      $   400,000            $  437,000
 Swift Energy
  9.38%; 05/01/12                                          412,000               449,080
 Venoco
  8.75%; 12/15/11                                          100,000               103,000
                                                                               2,034,892
OIL REFINING & MARKETING (0.80%)
 CITGO Petroleum
  6.00%; 10/15/11                                          500,000               502,500
OIL-FIELD SERVICES (0.99%)
 Key Energy Services
  8.38%; 03/01/08                                          600,000               621,000
PAPER & RELATED PRODUCTS (0.65%)
 Abitibi-Consolidated
  8.38%; 04/01/15                                          275,000               286,000
 Neenah Paper
  7.38%; 11/15/14 /1/                                      125,000               122,500
                                                                                 408,500
PHYSICAL THERAPY & REHABILITATION CENTERS (0.60%)
 HealthSouth
  8.50%; 02/01/08                                          375,000               379,688
PHYSICIAN PRACTICE MANAGEMENT (1.41%)
 US Oncology
  9.00%; 08/15/12                                          250,000               272,500
  10.75%; 08/15/14                                         550,000               613,250
                                                                                 885,750
PIPELINES (0.98%)
 El Paso
  7.63%; 08/16/07 /1/                                      600,000               615,000
PRINTING-COMMERCIAL (0.83%)
 Sheridan Group
  10.25%; 08/15/11                                         500,000               523,125
PRIVATE CORRECTIONS (0.78%)
 Corrections Corporation of America
  6.25%; 03/15/13                                          100,000                99,500
  7.50%; 05/01/11                                          375,000               389,063
                                                                                 488,563
PUBLISHING-NEWSPAPERS (0.63%)
 Block Communications
  9.25%; 04/15/09                                          375,000               397,969
PUBLISHING-PERIODICALS (1.49%)
 American Media Operation
  10.25%; 05/01/09                                         275,000               279,125
 Dex Media
  0.00%; 11/15/13 /2/ /3/                                  350,000               287,000
 Dex Media East
  12.13%; 11/15/12                                         313,000               373,252
                                                                                 939,377
                                                        Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RECREATIONAL CENTERS (0.48%)
 AMF Bowling Worldwide
  10.00%; 03/01/10                                     $   300,000            $  303,000
RENTAL-AUTO & EQUIPMENT (1.03%)
 NationsRent
  9.50%; 05/01/15                                          250,000               260,625
 United Rentals
  6.50%; 02/15/12                                          400,000               389,000
                                                                                 649,625
RESORTS & THEME PARKS (0.33%)
 Intrawest
  7.50%; 10/15/13                                          200,000               206,000
RETAIL-APPAREL & SHOE (0.88%)
 Foot Locker
  8.50%; 01/15/22                                          500,000               553,750
RETAIL-AUTO PARTS (1.16%)
 PEP Boys-Manny, Moe & Jack
  6.92%; 07/07/06                                          500,000               500,625
  7.50%; 12/15/14                                          250,000               228,750
                                                                                 729,375
RETAIL-AUTOMOBILE (1.45%)
 Asbury Automotive Group
  8.00%; 03/15/14                                          500,000               497,500
  9.00%; 06/15/12                                          280,000               291,200
 Group 1 Automotive
  8.25%; 08/15/13                                          125,000               127,812
                                                                                 916,512
RETAIL-DISCOUNT (0.90%)
 Dollar General
  8.63%; 06/15/10                                          500,000               566,250
RETAIL-DRUG STORE (0.97%)
 Rite Aid
  7.50%; 01/15/15                                          350,000               340,375
  9.50%; 02/15/11                                          250,000               267,813
                                                                                 608,188
RETAIL-PROPANE DISTRIBUTION (1.45%)
 AmeriGas Partners
  7.25%; 05/20/15 /1/                                      400,000               424,000
 Ferrellgas Escrow/Ferrellgas
  Finance Escrow
  6.75%; 05/01/14                                          150,000               148,125
 Suburban Propane Partners/Suburban Energy
  Finance
  6.88%; 12/15/13 /1/                                      100,000                97,000
  6.88%; 12/15/13                                          250,000               242,500
                                                                                 911,625
RETAIL-RESTAURANTS (0.31%)
 Landry's Restaurants
  7.50%; 12/15/14                                          200,000               197,750
RETAIL-TOY STORE (0.32%)
 Toys R Us
  7.63%; 08/01/11                                          225,000               203,063
                                                        Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-VIDEO RENTAL (0.70%)
 Movie Gallery
  11.00%; 05/01/12 /1/                                 $   425,000            $  439,875
RUBBER-TIRES (0.72%)
 Goodyear Tire & Rubber /1/
  12.25%; 03/01/11                                         400,000               453,000
SATELLITE TELECOM (1.62%)
 Intelsat
  5.25%; 11/01/08                                          500,000               473,750
  7.63%; 04/15/12                                          325,000               288,437
 Intelsat Bermuda
  8.25%; 01/15/13 /1/                                      250,000               261,250
                                                                               1,023,437
SCHOOLS (0.61%)
 Knowledge Learning
  7.75%; 02/01/15 /1/                                      400,000               384,000
SEMICONDUCTOR EQUIPMENT (0.54%)
 MagnaChip Semiconductor
  8.00%; 12/15/14 /1/                                      350,000               338,625
SPECIAL PURPOSE ENTITY (1.44%)
 Altra Industrial Motion
  9.00%; 12/01/11 /1/                                      250,000               236,250
 Borden US Finance/Nova Scotia Finance
  8.35%; 07/15/10 /1/ /2/                                  100,000                99,375
 Crystal US Holdings
  0.00%; 10/01/14 /2/ /3/                                  300,000               216,000
 Jostens
  7.63%; 10/01/12                                          350,000               354,375
                                                                                 906,000
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.25%)
 Corning
  8.30%; 04/04/25                                          150,000               156,617
TELECOMMUNICATION SERVICES (0.43%)
 Qwest
  9.13%; 03/15/12 /2/                                      250,000               273,750
TELEPHONE-INTEGRATED (1.48%)
 MCI
  7.69%; 05/01/09 /2/                                      550,000               573,375
 Northwestern Bell Telephone
  6.25%; 01/01/07                                          125,000               126,094
 Qwest Services
  13.50%; 12/15/10                                         200,000               230,000
                                                                                 929,469
TELEVISION (1.19%)
 Allbritton Communications
  7.75%; 12/15/12                                          750,000               750,937
THEATERS (1.21%)
 AMC Entertainment
  9.88%; 02/01/12                                          275,000               277,750
 Cinemark
  0.00%; 03/15/14 /2/ /3/                                  250,000               172,500
                                                        Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
THEATERS (CONTINUED)
 Cinemark USA
  9.00%; 02/01/13                                      $   295,000            $  310,487
                                                                                 760,737
TOBACCO (1.11%)
 R.J. Reynolds Tobacco Holdings
  6.50%; 07/15/10 /1/                                      700,000               696,500
TRANSPORT-EQUIPMENT & LEASING (0.29%)
 Greenbrier
  8.38%; 05/15/15 /1/                                      175,000               182,438
TRANSPORT-RAIL (0.36%)
 Progress Rail Services/Progress Metal
  Reclamation
  7.75%; 04/01/12 /1/                                      225,000               230,063
TRANSPORT-SERVICES (0.80%)
 CHC Helicopter
  7.38%; 05/01/14 /1/                                      250,000               252,813
  7.38%; 05/01/14                                          250,000               252,812
                                                                                 505,625
VENTURE CAPITAL (0.82%)
 Arch Western Finance
  6.75%; 07/01/13                                          500,000               513,750
VITAMINS & NUTRITION PRODUCTS (0.42%)
 WH Holdings/WH Capital
  9.50%; 04/01/11                                          250,000               267,500

                            SCHEDULE OF INVESTMENTS
                                HIGH YIELD FUND

                           JULY 31, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                HIGH YIELD FUND

                           JULY 31, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                HIGH YIELD FUND

                           JULY 31, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                HIGH YIELD FUND

                           JULY 31, 2005 (UNAUDITED)







                                   Principal
                                     Amount       Value
------------------------------------------------------------
BONDS (CONTINUED)

WIRE & CABLE PRODUCTS (0.65%)

 Superior Essex Communications
  9.00%; 04/15/12                        $400,000            $   407,000
                                     TOTAL BONDS              59,454,839
                                                             -----------

            TOTAL PORTFOLIO INVESTMENTS (94.38%)              59,454,839
CASH AND RECEIVABLES, NET OF LIABILITIES (5.62%)               3,537,352
                      TOTAL NET ASSETS (100.00%)             $62,992,191
                                                             -------------


/1 //Security exempt from registration under Rule 144A of the Securities / /Act of 1933. These securities may be resold in transactions exempt / /from registration, normally to qualified institutional buyers. Unless / /otherwise indicated, these securities are not considered to be illiquid. / /At the end of the period, the value of these securities totaled / /$12,635,574 or 20.06% of net assets./
/2 //Variable rate./
/3 //Non-income producing security./
/4 //Security purchased on a when-issued basis./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   803,609
Unrealized Depreciation                         (310,991)
                                             -----------
Net Unrealized Appreciation (Depreciation)       492,618
Cost for federal income tax purposes         $58,962,221

                            SCHEDULE OF INVESTMENTS
                           INFLATION PROTECTION FUND

                           JULY 31, 2005 (UNAUDITED)

                                                   Principal
                                                    Amount                  Value
--------------------------------------------------------------------------------------------
BONDS (30.55%)
AGRICULTURAL CHEMICALS (0.40%)
 IMC Global
                                                   $                    $
  7.63%; 11/01/05                                    250,000                 252,500
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.32%)
 Navistar International
  9.38%; 06/01/06                                    200,000                 206,500
CABLE TV (0.59%)
 EchoStar DBS
  9.13%; 01/15/09                                    350,000                 371,875
CASINO HOTELS (0.98%)
 Harrah's Operating
  7.88%; 12/15/05                                    100,000                 101,000
 Mandalay Resort Group
  6.45%; 02/01/06                                    250,000                 252,500
 Park Place Entertainment
  9.38%; 02/15/07                                    250,000                 265,625
                                                                             619,125
CELLULAR TELECOMMUNICATIONS (0.57%)
 Rogers Wireless Communications
  6.54%; 12/15/10 /1/                                350,000                 364,437
CHEMICALS-DIVERSIFIED (0.45%)
 Lyondell Chemical
  9.88%; 05/01/07                                    277,000                 284,617
CHEMICALS-SPECIALTY (0.09%)
 Acetex
  10.88%; 08/01/09                                    55,000                  58,025
COMPUTERS-MEMORY DEVICES (0.08%)
 Seagate Technology HDD Holdings
  8.00%; 05/15/09                                     50,000                  53,188
ELECTRIC-INTEGRATED (0.71%)
 Allegheny Energy
  7.75%; 08/01/05                                    350,000                 350,000
 Kansas Gas & Electric
  6.20%; 01/15/06                                    100,000                 100,866
                                                                             450,866
FINANCE-AUTO LOANS (1.19%)
 Ford Motor Credit
  6.88%; 02/01/06                                    250,000                 252,480
  7.60%; 08/01/05                                    100,000                 100,000
 General Motors Acceptance
  4.87%; 10/20/05 /1/                                400,000                 400,574
                                                                             753,054
FINANCE-MORTGAGE LOAN/BANKER (20.75%)
 Federal Home Loan Mortgage
  3.42%; 04/15/30 /1/                                200,000                 199,961
  3.57%; 02/15/30 /1/                                 79,417                  79,671
  3.57%; 05/15/30 /1/                                182,455                 182,989
  3.62%; 09/15/33 /1/                                559,508                 562,291
  3.67%; 06/15/23 /1/                                184,677                 186,045
  3.69%; 05/15/17 /1/                                871,238                 872,475
  3.69%; 02/15/18 /1/                                740,522                 739,738
  3.69%; 06/15/18 /1/                                878,986                 881,273
                                                   Principal
                                                    Amount                  Value
--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal Home Loan Mortgage (continued)
                                                   $                    $
  3.69%; 10/15/34 /1/                                442,649                 444,369
  3.69%; 11/15/34 /1/                                955,843                 958,293
 Federal National Mortgage Association
  3.66%; 01/25/23 /1/                                190,445                 190,413
  3.66%; 04/25/34 /1/                                985,187                 984,853
  3.71%; 11/25/22 /1/                                192,046                 192,243
  3.71%; 03/25/35 /1/                                391,344                 391,521
  3.76%; 02/25/18 /1/                                167,211                 167,625
  3.76%; 10/25/18 /1/                                871,909                 873,794
  3.76%; 02/25/32 /1/                                200,000                 200,726
  3.76%; 03/25/18 /1/                                820,215                 819,226
  3.86%; 06/25/23 /1/                              1,187,459               1,188,735
  3.86%; 02/25/28 /1/                                571,729                 573,312
 Federal National Mortgage Association
  Grantor Trust
  3.60%; 04/25/35 /1/                                897,890                 898,116
  3.62%; 06/25/35 /1/                                 85,562                  85,678
  3.81%; 05/25/35 /1/                                192,970                 192,971
 Federal National Mortgage Association Whole
  Loan
  3.61%; 11/25/33 /1/                                172,435                 172,419
  3.61%; 05/25/35 /1/                                191,926                 191,926
  3.66%; 05/25/35 /1/                                193,909                 193,806
  3.71%; 06/25/44 /1/                                232,433                 232,017
  3.91%; 02/25/47 /1/                                163,852                 164,449
 Government National Mortgage Association
  3.78%; 10/20/31 /1/                                340,134                 341,355
                                                                          13,162,290
HOME EQUITY-OTHER (0.16%)
 Option One Mortgage Loan Trust
  4.46%; 02/25/35 /1/                                100,000                 100,494
HOME EQUITY-SEQUENTIAL (0.03%)
 Residential Asset Securities
  5.26%; 04/25/32 /1/                                 17,156                  17,220
MACHINERY-FARM (0.16%)
 Case
  7.25%; 08/01/05                                    100,000                 100,000
MEDICAL-HMO (0.34%)
 Pacificare Health Systems
  10.75%; 06/01/09                                   200,000                 219,250
MEDICAL-HOSPITALS (0.56%)
 HCA
  7.13%; 06/01/06                                    350,000                 356,437
MORTGAGE BACKED SECURITIES (1.81%)
 IMPAC Commercial Mortgage Trust
  4.11%; 08/25/35 /1/ /2/                            189,701                 189,701
  4.21%; 08/25/33 /1/                                154,715                 155,360
 Indymac Index Mortgage Loan Trust
  3.69%; 04/25/35 /1/                                391,210                 390,445
                                                   Principal
                                                    Amount                  Value
--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Washington Mutual
                                                   $                    $
  3.80%; 07/25/44 /1/                                411,585                 412,853
                                                                           1,148,359
OIL COMPANY-EXPLORATION & PRODUCTION (0.56%)
 Oryx Energy
  8.13%; 10/15/05                                    350,000                 352,542
OIL REFINING & MARKETING (0.56%)
 CITGO Petroleum
  7.88%; 05/15/06                                    350,000                 357,000
PUBLISHING-PERIODICALS (0.08%)
 American Media Operation
  10.25%; 05/01/09                                    50,000                  50,750
TELEPHONE-INTEGRATED (0.16%)
 MCI
  6.91%; 05/01/07 /1/                                100,000                 101,250
                                                TOTAL BONDS               19,379,779

                                                   Principal
                                                    Amount                  Value
--------------------------------------------------------------------------------------------
TREASURY BONDS (98.65%)
 U.S. Treasury Inflation-Indexed Obligations
  0.02%; 07/15/15                                  1,848,964               1,845,281
  0.88%; 04/15/10 /3/                              4,371,399               4,199,275
  1.63%; 01/15/15 /3/                              3,985,822               3,897,074
  1.88%; 07/15/13 /3/                              4,313,184               4,325,990
  2.00%; 01/15/14                                  4,455,601               4,504,158
  2.00%; 07/15/14 /3/                              4,114,967               4,159,330
  2.38%; 01/15/25 /3/                              4,723,446               4,986,556
  3.00%; 07/15/12 /3/                              4,757,280               5,127,082
  3.38%; 01/15/07 /3/                              3,570,570               3,666,390
  3.38%; 01/15/12                                  1,346,616               1,476,123
  3.38%; 04/15/32 /3/                              1,078,782               1,402,838
  3.50%; 01/15/11 /3/                              2,474,044               2,694,680
  3.63%; 01/15/08 /3/                              3,694,162               3,871,943
  3.63%; 04/15/28                                  3,539,684               4,570,065
  3.88%; 01/15/09                                  3,366,451               3,614,727
  3.88%; 04/15/29                                  4,115,204               5,554,723
  4.25%; 01/15/10                                  2,414,911               2,675,459
                                       TOTAL TREASURY BONDS               62,571,694

                                                   Principal
                                                    Amount                  Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.01%)
FINANCE-MORTGAGE LOAN/BANKER (0.01%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                   $                    $
  3.10%; 08/01/05                                      3,783                   3,783
                                     TOTAL COMMERCIAL PAPER                    3,783
                                                                        ------------

                      TOTAL PORTFOLIO INVESTMENTS (129.21%)               81,955,256
LIABILITIES, NET OF CASH AND RECEIVABLES (-29.21%)                       (18,526,422)
                                 TOTAL NET ASSETS (100.00%)             $ 63,428,834
                                                                        ---------------

1       Variable rate.
2 Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $189,701 or 0.30% of net assets.
3 Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $19,396,122 or 30.58% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                         $    60,605
Unrealized Depreciation                            (801,451)
                                                --------------
Net Unrealized Appreciation (Depreciation)         (740,846)
Cost for federal income tax purposes            $82,696,102

                            SCHEDULE OF INVESTMENTS
                      INTERNATIONAL EMERGING MARKETS FUND

                           JULY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (93.96%)
AGRICULTURAL OPERATIONS (1.53%)
                                                                              $
 Bunge                                                      11,953                 733,795
 Cresud                                                     45,376                 543,151
 IOI Berhad                                                244,960                 718,453
                                                                                 1,995,399
APPLICATIONS SOFTWARE (0.40%)
 Infosys Technologies                                        9,861                 515,115
AUTO-CARS & LIGHT TRUCKS (0.89%)
 Hyundai Motor                                              10,190                 705,668
 Proton Holdings                                           184,442                 452,437
                                                                                 1,158,105
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.44%)
 Mahindra & Mahindra                                        36,331                 567,045
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.00%)
 Hyundai Mobis                                                   5                     365
BREWERY (0.50%)
 Efes Breweries International /1/ /3/                       18,513                 657,211
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.12%)
 China State Construction International
  Holdings /1/                                             187,910                  20,545
 GS Engineering & Construction                              17,580                 666,934
 Orascom Construction Industries                            25,855                 773,590
                                                                                 1,461,069
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.58%)
 Cemex                                                     288,870               1,358,492
 Gujarat Ambuja Cements /1/                                473,575                 703,712
                                                                                 2,062,204
BUILDING-HEAVY CONSTRUCTION (0.72%)
 Hyundai Engineering & Construction /1/                     31,610                 942,112
BUSINESS TO BUSINESS-E COMMERCE (0.59%)
 Submarino /1/                                              83,896                 771,941
CASINO HOTELS (0.47%)
 Genting Berhad                                            113,601                 605,791
CELLULAR TELECOMMUNICATIONS (4.19%)
 America Movil                                              60,168               1,339,340
 China Mobile                                              406,617               1,631,824
 Far EasTone Telecommunications                          1,453,800               1,785,676
 Vimpel Communications /1/                                  17,938                 688,460
                                                                                 5,445,300
CHEMICALS-DIVERSIFIED (1.01%)
 Hanwha Chemical                                            46,600                 565,082
 Israel Chemicals                                          204,811                 744,109
                                                                                 1,309,191
CHEMICALS-SPECIALTY (0.36%)
 Frutarom /1/ /3/                                           65,601                 463,629
CIRCUIT BOARDS (0.73%)
 Unimicron Technology                                    1,148,000                 946,040
COAL (0.41%)
 Yanzhou Coal Mining                                       645,584                 527,302
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (11.37%)
                                                                              $
 ABSA Group                                                 68,125                 949,472
 Banco do Brasil /1/                                        47,345                 616,812
 Bancolombia                                                50,558                 975,770
 Bank Leumi Le-Israel                                      391,940               1,103,495
 Bank Rakyat                                             1,974,544                 644,420
 Commerce Asset Holdings                                   541,530                 801,358
 Commercial International Bank                              77,084                 639,497
 Credicorp                                                  34,649                 740,449
 ICICI Bank                                                 26,500                 699,865
 Kookmin Bank                                               15,750                 836,052
 Korea Exchange Bank /1/                                   107,820               1,050,161
 OTP Bank                                                   17,603                 663,208
 Pusan Bank                                                140,400               1,422,188
 Raiffeisen International Bank Holding /1/                   9,908                 559,858
 Siam Commercial Bank Public /2/                           430,900                 504,597
 Taishin Financial Holdings                              1,348,748                 963,557
 Turkiye Is Bankasi                                        166,655                 949,260
 UTI Bank /1/                                              111,687                 668,223
                                                                                14,788,242
COMPUTERS (2.54%)
 Acer                                                      618,000               1,175,410
 High Tech Computer                                        147,000               2,125,695
                                                                                 3,301,105
COMPUTERS-MEMORY DEVICES (0.60%)
 Quanta Storage                                            624,750                 786,945
DIVERSIFIED FINANCIAL SERVICES (1.29%)
 Shinhan Financial Group                                    55,531               1,684,806
DIVERSIFIED MINERALS (0.98%)
 Antofagasta                                                54,042               1,275,908
DIVERSIFIED OPERATIONS (2.00%)
 Alfa                                                      101,738                 614,220
 Barloworld                                                 42,774                 646,290
 Dogan Sirketler Grubu Holdings /1/                        120,665                 351,390
 Imperial Holdings /1/                                      56,095                 988,044
                                                                                 2,599,944
ELECTRIC-GENERATION (0.46%)
 AES Tiete                                              32,353,093                 600,785
ELECTRIC-INTEGRATED (0.99%)
 Korea Electric Power                                       37,120               1,290,722
ELECTRONIC COMPONENTS-MISCELLANEOUS (6.83%)
 Asustek Computer                                          421,300               1,169,599
 Hon Hai Precision Industry                                411,000               2,305,192
 Samsung Electronics                                         9,830               5,409,517
                                                                                 8,884,308
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.53%)
 MediaTek                                                   65,000                 685,347
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.03%)
 Samsung Engineering                                        80,760               1,337,216
FINANCE-CONSUMER LOANS (0.07%)
 African Bank Investments                                   29,870                  90,809
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-OTHER SERVICES (2.01%)
                                                                              $
 Bursa Malaysia /1/                                        547,035                 641,769
 Grupo Financiero Banorte                                  158,612               1,330,543
 Grupo Financiero Inbursa                                  285,860                 641,186
                                                                                 2,613,498
FOOD-DAIRY PRODUCTS (0.90%)
 Binggrae                                                   28,780               1,177,325
FOOD-MISCELLANEOUS/DIVERSIFIED (0.00%)
 Global Bio-Chem Technology Group - warrants
  /1/                                                       73,093                     677
GAS-DISTRIBUTION (0.62%)
 OAO Gazprom/ 3/                                            20,309                 811,954
INDEPENDENT POWER PRODUCER (0.49%)
 YTL Power International                                 1,141,086                 638,923
INTERNET SECURITY (0.94%)
 Check Point Software Technologies /1/                      54,260               1,222,478
INVESTMENT COMPANIES (0.02%)
 Lereko Mobility Proprietary /1/                             4,385                  23,797
LIFE & HEALTH INSURANCE (1.65%)
 Cathay Financial Holding                                  158,000                 315,361
 Metropolitan Holdings                                     444,287                 771,056
 Shin Kong Financial Holding                             1,024,509               1,062,566
                                                                                 2,148,983
MACHINERY-CONSTRUCTION & MINING (0.55%)
 United Tractors                                         1,577,600                 715,994
MEDICAL LABORATORY & TESTING SERVICE (0.17%)
 Diagnosticos da America /1/ /3/                             5,892                 221,782
MEDICAL-DRUGS (0.53%)
 EGIS                                                        6,700                 690,524
MEDICAL-GENERIC DRUGS (0.93%)
 Teva Pharmaceutical Industries                             38,577               1,211,318
METAL PROCESSORS & FABRICATION (0.62%)
 Catcher Technology /1/                                     91,000                 804,086
METAL-DIVERSIFIED (0.36%)
 Kumba Resources                                            43,842                 467,203
MULTIMEDIA (0.00%)
 Dogan Yayin Holding /1/                                       605                   1,698
NETWORKING PRODUCTS (0.49%)
 ZyXEL Communications                                      257,000                 641,805
NON-FERROUS METALS (1.12%)
 Grupo Mexico /1/                                          490,359                 838,774
 International Nickel Indonesia                            401,666                 614,481
                                                                                 1,453,255
OIL COMPANY-EXPLORATION & PRODUCTION (2.22%)
 CNOOC                                                   1,336,118                 910,864
 Novatek /1/ /2/ /3/                                        18,212                 376,078
 Oil & Natural Gas                                          33,351                 720,494
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                              $
 PTT Public /2/                                            157,432                 877,353
                                                                                 2,884,789
OIL COMPANY-INTEGRATED (9.31%)
 China Petroleum & Chemical                              3,767,330               1,635,462
 LUKOIL                                                     50,531               2,091,983
 MOL Magyar Olaj-es Gazipari                                12,015               1,206,142
 PetroChina                                              2,195,401               1,962,600
 Petroleo Brasileiro                                        59,559               3,131,018
 Sasol                                                      52,917               1,580,965
 Sibneft /1/                                                32,037                 499,777
                                                                                12,107,947
OIL REFINING & MARKETING (1.41%)
 Polski Koncern Naftowy Orlen                               39,342                 635,742
 SK                                                         10,820                 533,254
 Thai Oil Public /2/                                       467,898                 668,747
                                                                                 1,837,743
PETROCHEMICALS (1.17%)
 Formosa Chemicals & Fibre                                 520,300                 816,777
 Ultrapar Participacoes                                     43,071                 706,364
                                                                                 1,523,141
PLATINUM (0.58%)
 Impala Platinum Holdings                                    8,110                 751,275
PROPERTY & CASUALTY INSURANCE (0.65%)
 Dongbu Insurance                                           74,700                 843,986
PUBLIC THOROUGHFARES (0.23%)
 Shenzhen Expressway                                       772,000                 297,901
REAL ESTATE OPERATOR & DEVELOPER (0.84%)
 China Overseas Land & Investment                              395                      91
 Consorcio ARA                                             174,011                 635,481
 IRSA Inversiones y Representaciones /1/                    37,079                 454,959
                                                                                 1,090,531
RETAIL-APPAREL & SHOE (1.46%)
 Edgars Consolidated Stores                                244,750               1,188,586
 Lojas Renner /1/                                           36,900                 709,912
                                                                                 1,898,498
RETAIL-AUTOMOBILE (0.79%)
 Astra International                                       761,091               1,024,620
RETAIL-DISCOUNT (0.13%)
 Siam Makro /2/                                            124,299                 168,698
RETAIL-HYPERMARKETS (0.47%)
 Organizacion Soriana                                      151,024                 605,761
RETAIL-MAJOR DEPARTMENT STORE (0.76%)
 Hyundai Department Store                                   18,580                 984,467
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.60%)
 Foschini                                                  117,121                 775,606
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (4.69%)
 Novatek Microelectronics                                  412,001               1,729,875
 Taiwan Semiconductor Manufacturing                      2,026,964               3,378,856
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (CONTINUED)
                                                                              $
 United Microelectronics /1/                             1,409,000                 995,565
                                                                                 6,104,296
STEEL PIPE & TUBE (0.37%)
 Confab Industrial /1/                                     348,280                 479,231
STEEL PRODUCERS (2.92%)
 China Steel                                               237,300                 198,528
 Mittal Steel South Africa                                  85,861                 713,422
 POSCO                                                      25,894               1,292,111
 Tata Iron & Steel                                          84,615                 717,104
 Tenaris                                                     9,300                 872,991
                                                                                 3,794,156
TEA (0.51%)
 Tata Tea                                                   42,342                 658,816
TELECOMMUNICATION EQUIPMENT (0.48%)
 Foxconn International Holdings /1/                        760,143                 625,761
TELECOMMUNICATION SERVICES (3.33%)
 AFK Sistema /1/ /3/                                        61,432               1,086,118
 KT Freetel                                                 54,535               1,444,776
 Orascom Telecom Holding                                    17,734                 884,166
 Telekom Malaysia                                          314,968                 915,385
                                                                                 4,330,445
TELEPHONE-INTEGRATED (3.41%)
 China Netcom Group                                        988,669               1,513,321
 Telefonos de Mexico                                        96,785               1,865,047
 Telkom South Africa                                        55,506               1,062,166
                                                                                 4,440,534
TRANSPORT-MARINE (1.62%)
 Berlian Laju Tanker                                     6,712,151                 629,799
 Evergreen Marine                                              508                     418
 Orient Overseas International                             109,145                 506,107
 Precious Shipping /2/                                     470,751                 489,070
 Wan Hai Lines                                             503,000                 475,978
                                                                                 2,101,372
WATER (0.50%)
 Cia de Saneamento Basico do Estado de Sao
  Paulo /1/                                             10,747,980                 649,554
WIRE & CABLE PRODUCTS (0.48%)
 LG Cable                                                   27,360                 624,907
                                              TOTAL COMMON STOCKS              122,203,291

                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
PREFERRED STOCKS (4.98%)
COMMERCIAL BANKS (1.41%)
 Banco Itau Holding Financeira                               9,791               1,838,628
DIVERSIFIED MINERALS (1.65%)
 Caemi Mineracao e Metalurgica                           1,993,059               2,142,267
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
FOOD-MEAT PRODUCTS (0.64%)
                                                                              $
 Perdigao                                                   35,694                 828,531
PETROCHEMICALS (0.10%)
 Ultrapar Participacoes                                  7,708,051                 126,050
STEEL PRODUCERS (0.83%)
 Usinas Siderurgicas de Minas Gerais                        60,975               1,086,380
TEXTILE-PRODUCTS (0.35%)
 Cia de Tecidos do Norte de Minas - Coteminas            6,141,390                 457,201
                                           TOTAL PREFERRED STOCKS                6,479,057
                                                                              ------------

                             TOTAL PORTFOLIO INVESTMENTS (98.94%)              128,682,348
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (1.06%)                   1,384,708
                                       TOTAL NET ASSETS (100.00%)             $130,067,056
                                                                              --------------

1       Variable rate.
2 Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,084,543 or 2.37% of net assets.
3       Security exempt from registration under Rule 144A of the Securities
        Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $3,616,772 or 2.78% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                         $ 17,598,022
Unrealized Depreciation                           (1,026,565)
                                                --------------
Net Unrealized Appreciation (Depreciation)        16,571,457
Cost for federal income tax purposes            $112,059,168

                            SCHEDULE OF INVESTMENTS
                           INTERNATIONAL GROWTH FUND

                           JULY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (97.70%)
APPLICATIONS SOFTWARE (0.54%)
                                                                                 $
 Sage Group                                                   805,100               3,281,407
ATHLETIC FOOTWEAR (0.69%)
 Adidas-Salomon                                                23,000               4,172,396
AUTO-CARS & LIGHT TRUCKS (2.03%)
 Bayerische Motoren Werke                                      88,000               4,137,693
 Honda Motor                                                   85,500               4,408,671
 Toyota Motor                                                 100,000               3,791,427
                                                                                   12,337,791
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.13%)
 Keihin                                                       111,900               1,961,581
 Nippon Seiki                                                 142,000               2,204,202
 Showa                                                        199,600               2,719,026
                                                                                    6,884,809
BREWERY (0.93%)
 Asahi Breweries                                              141,500               1,600,625
 SABMiller                                                    229,900               4,019,273
                                                                                    5,619,898
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.34%)
 Fletcher Building                                            411,241               2,051,302
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.14%)
 Eiffage                                                       25,350               2,332,454
 Heijmans                                                      47,000               2,291,541
 Koninklijke BAM Groep                                         32,000               2,277,718
                                                                                    6,901,713
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.95%)
 Ciments Francais                                              22,400               2,258,284
 Rinker Group                                                 308,500               3,538,242
                                                                                    5,796,526
BUILDING-HEAVY CONSTRUCTION (1.12%)
 Actividades de Construccion y Servicios                      110,900               3,212,716
 Vinci                                                         44,400               3,602,566
                                                                                    6,815,282
BUILDING-RESIDENTIAL & COMMERCIAL (0.70%)
 Kaufman & Broad                                               29,500               1,997,650
 Persimmon                                                    160,000               2,247,927
                                                                                    4,245,577
CELLULAR TELECOMMUNICATIONS (2.41%)
 China Mobile                                               1,056,500               4,239,916
 NTT DoCoMo                                                       755               1,171,952
 Vodafone Group                                             3,569,861               9,223,351
                                                                                   14,635,219
CHEMICALS-DIVERSIFIED (1.97%)
 BASF                                                          72,000               5,124,866
 K+S                                                           44,900               2,826,702
 Shin-Etsu Chemical                                           105,000               3,990,365
                                                                                   11,941,933
CHEMICALS-SPECIALTY (0.32%)
 Daicel Chemical Industries                                   351,000               1,969,570
CIRCUIT BOARDS (0.69%)
 IBIDEN                                                       156,300               4,210,946
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (10.48%)
                                                                                 $
 Anglo Irish Bank                                             300,000               4,048,440
 Australia & New Zealand Banking Group                        260,900               4,255,464
 Banca Intesa                                                 650,000               3,165,995
 Banco Santander Central Hispano                              495,000               6,144,811
 Bank Austria Creditanstalt                                    27,200               2,889,224
 Bank of Fukuoka                                              330,000               1,901,780
 Credit Suisse Group                                           54,900               2,306,812
 DnB NOR                                                      364,700               3,828,162
 ForeningsSparbanken                                           97,500               2,312,392
 Fortis                                                       145,000               4,249,891
 Hachijuni Bank                                               290,000               1,875,641
 KBC Groupe                                                    44,000               3,513,993
 Mizuho Financial Group                                           900               4,070,655
 National Bank of
  Greece                                                       54,900               2,013,871
 Resona Holdings /1/ /2/                                    2,300,000               4,042,107
 Royal Bank of Canada                                          70,000               4,419,430
 Societe Generale                                              39,000               4,275,277
 Westpac Banking                                              290,000               4,353,196
                                                                                   63,667,141
COMPUTER SERVICES (0.35%)
 Computershare                                                450,750               2,110,375
COMPUTERS-INTEGRATED SYSTEMS (0.34%)
 Geac Computer /1/                                            215,600               2,075,191
COMPUTERS-PERIPHERAL EQUIPMENT (0.57%)
 Logitech International /1/                                    89,400               3,460,802
COSMETICS & TOILETRIES (0.30%)
 Aderans                                                       74,900               1,824,140
DISTRIBUTION-WHOLESALE (1.71%)
 Esprit Holdings                                              331,800               2,475,355
 Jardine Cycle & Carriage                                     262,000               2,114,621
 Univar                                                        61,000               2,270,977
 Wolseley                                                     168,759               3,532,711
                                                                                   10,393,664
DIVERSIFIED FINANCIAL SERVICES (0.32%)
 Sampo Ojy                                                    128,000               1,962,103
DIVERSIFIED MANUFACTURING OPERATIONS (0.96%)
 Siemens                                                       36,234               2,796,947
 Wesfarmers                                                   100,800               3,056,867
                                                                                    5,853,814
DIVERSIFIED MINERALS (1.00%)
 BHP Billiton                                                 414,094               6,093,228
ELECTRIC-DISTRIBUTION (1.17%)
 National Grid Transco                                        560,000               5,166,288
 Viridian Group                                               143,600               1,944,196
                                                                                    7,110,484
ELECTRIC-INTEGRATED (2.67%)
 E.ON                                                          43,500               4,031,496
 Fortum                                                       121,400               2,222,206
 Oesterreichische Elektrizitaetswirtschafts                     8,500               2,537,053
 RWE                                                           51,900               3,474,794
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                                 $
 Scottish & Southern Energy                                   229,200               3,946,506
                                                                                   16,212,055
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.11%)
 Kyocera                                                       50,400               3,565,476
 Samsung Electronics                                            5,800               3,191,779
                                                                                    6,757,255
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.62%)
 Shinko Electric Industries                                    51,100               2,151,675
 Thine Electronics                                                440               1,597,573
                                                                                    3,749,248
ELECTRONIC MEASUREMENT INSTRUMENTS (0.38%)
 Advantest                                                     28,500               2,288,238
ENTERPRISE SOFTWARE & SERVICE (0.99%)
 SAP                                                           35,000               6,015,572
FINANCE-CONSUMER LOANS (0.86%)
 Aiful                                                         42,900               3,103,787
 Promise                                                       34,800               2,123,484
                                                                                    5,227,271
FINANCE-INVESTMENT BANKER & BROKER (0.74%)
 Macquarie Bank                                                94,000               4,501,026
FINANCE-LEASING COMPANY (0.46%)
 ORIX                                                          19,000               2,817,075
FINANCE-OTHER SERVICES (0.66%)
 Man Group                                                    140,000               4,007,817
FINANCIAL GUARANTEE INSURANCE (0.32%)
 Euler Hermes                                                  23,200               1,916,237
FISHERIES (0.37%)
 Toyo Suisan Kaisha                                           139,000               2,269,236
FOOD-MISCELLANEOUS/DIVERSIFIED (1.51%)
 IAWS Group                                                   135,000               1,971,018
 Nestle                                                        17,800               4,896,160
 Orkla                                                         58,500               2,302,723
                                                                                    9,169,901
FOOD-RETAIL (1.46%)
 Carrefour                                                     98,000               4,635,264
 Colruyt                                                       11,050               1,515,335
 Metro                                                        106,700               2,697,200
                                                                                    8,847,799
IMPORT & EXPORT (0.43%)
 Mitsubishi                                                   181,700               2,603,240
LEISURE & RECREATION PRODUCTS (0.50%)
 SEGA SAMMY Holdings                                           48,500               3,007,048
MACHINERY-ELECTRICAL (0.41%)
 Nidec                                                         22,700               2,462,483
MACHINERY-GENERAL INDUSTRY (0.68%)
 Andritz                                                       20,000               1,918,910
 Stork                                                         47,000               2,223,605
                                                                                    4,142,515
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (1.50%)
                                                                                 $
 Cochlear                                                     132,000               4,056,214
 Gambro                                                       175,400               2,554,742
 Nobel Biocare Holding                                         11,790               2,495,335
                                                                                    9,106,291
MEDICAL-DRUGS (10.01%)
 AstraZeneca                                                  209,203               9,425,350
 GlaxoSmithKline                                              445,938              10,536,256
 Merck                                                         35,700               3,179,819
 Novartis                                                     248,284              12,113,300
 Roche Holding                                                 47,100               6,420,978
 Rohto Pharmaceutical                                         153,000               1,985,949
 Sanofi-Aventis                                               131,700              11,413,851
 Santen Pharmaceutical                                        103,500               2,354,476
 Schering                                                      53,700               3,388,537
                                                                                   60,818,516
MEDICAL-HOSPITALS (0.40%)
 Capio /1/                                                    140,400               2,406,898
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.38%)
 Alliance Unichem                                             160,100               2,338,121
METAL-DIVERSIFIED (1.31%)
 Rio Tinto                                                    121,400               4,050,300
 Rio Tinto                                                    105,000               3,920,043
                                                                                    7,970,343
MONEY CENTER BANKS (0.55%)
 Lloyds TSB Group                                             395,000               3,353,734
MULTI-LINE INSURANCE (1.16%)
 ING Groep                                                    160,000               4,854,728
 Milano Assicurazioni                                         330,000               2,180,546
                                                                                    7,035,274
NON-HOTEL GAMBLING (0.71%)
 Greek Organisation of Football Prognostics                    73,800               2,405,976
 Paddy Power                                                  105,000               1,900,326
                                                                                    4,306,302
OFFICE AUTOMATION & EQUIPMENT (0.91%)
 Canon                                                        111,487               5,529,843
OIL COMPANY-EXPLORATION & PRODUCTION (6.15%)
 CNOOC                                                      5,860,000               3,994,906
 EnCana                                                       133,000               5,475,354
 Nexen                                                        104,000               3,849,684
 Royal Dutch Shell                                            221,132               7,031,172
 Royal Dutch Shell                                            410,260              12,637,491
 Talisman Energy                                               99,500               4,357,564
                                                                                   37,346,171
OIL COMPANY-INTEGRATED (6.25%)
 BP Amoco                                                   1,072,157              11,892,092
 ENI                                                          343,600               9,778,627
 OMV                                                           56,000               2,611,991
 Total                                                         54,509              13,705,377
                                                                                   37,988,087
OIL REFINING & MARKETING (0.78%)
 Caltex Australia                                             155,000               2,075,777
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (CONTINUED)
                                                                                 $
 S-Oil                                                         35,000               2,665,823
                                                                                    4,741,600
OIL-FIELD SERVICES (0.45%)
 Trican Well Service /1/                                       88,500               2,730,185
OPTICAL SUPPLIES (0.76%)
 Hoya                                                          37,300               4,611,963
PROPERTY & CASUALTY INSURANCE (1.69%)
 Mitsui Sumitomo Insurance                                    400,000               3,564,833
 Northbridge Financial                                         77,100               1,996,758
 Insurance Australia Group                                    525,000               2,438,056
 Promina Group                                                600,000               2,280,155
                                                                                   10,279,802
PUBLICLY TRADED INVESTMENT FUND (2.71%)
 iShares MSCI EAFE Index Fund                                 305,000              16,451,700
PUBLISHING-NEWSPAPERS (0.35%)
 Johnston Press                                               247,500               2,115,552
REAL ESTATE MANAGEMENT & SERVICES (0.33%)
 Pirelli & C. Real Estate                                      32,900               1,981,721
REAL ESTATE OPERATOR & DEVELOPER (1.10%)
 China Overseas Land & Investment                           9,000,000               2,083,762
 Inmobiliaria Urbis                                           117,000               2,312,202
 Tokyu Land                                                   455,000               2,260,895
                                                                                    6,656,859
RETAIL-APPAREL & SHOE (1.32%)
 Cortefiel                                                    153,200               3,401,632
 Hennes & Mauritz                                             130,000               4,641,541
                                                                                    8,043,173
RETAIL-BUILDING PRODUCTS (0.68%)
 Grafton Group                                                169,000               1,921,387
 RONA /1/                                                     109,800               2,180,864
                                                                                    4,102,251
RETAIL-CONSUMER ELECTRONICS (0.59%)
 Yamada Denki                                                  63,500               3,597,172
RETAIL-DRUG STORE (0.35%)
 Sundrug                                                       51,000               2,142,914
RETAIL-JEWELRY (0.31%)
 Bulgari                                                      158,400               1,866,291
RETAIL-PUBS (0.47%)
 Enterprise Inns                                              200,000               2,878,572
RUBBER-TIRES (0.47%)
 Continental                                                   36,700               2,859,665
SOAP & CLEANING PREPARATION (0.62%)
 Reckitt Benckiser                                            124,500               3,752,601
STEEL PIPE & TUBE (0.51%)
 Vallourec                                                      8,500               3,095,302
STEEL PRODUCERS (0.65%)
 BlueScope Steel                                              309,817               2,218,193
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PRODUCERS (CONTINUED)
                                                                                 $
 IPSCO                                                         32,600               1,753,451
                                                                                    3,971,644
TELECOMMUNICATION SERVICES (0.44%)
 StarHub /1/                                                2,320,000               2,655,022
TELEPHONE-INTEGRATED (0.23%)
 Eircom Group                                                 688,000               1,412,302
TELEVISION (1.01%)
 Mediaset                                                     240,000               2,926,829
 Modern Times Group /1/                                       105,600               3,185,069
                                                                                    6,111,898
TOBACCO (2.04%)
 British American Tobacco                                     145,000               2,897,498
 Imperial Tobacco Group                                       153,148               3,947,406
 Japan Tobacco                                                    175               2,497,881
 Rothmans                                                     145,700               3,018,704
                                                                                   12,361,489
TRANSPORT-MARINE (1.17%)
 A.P. Moller - Maersk Group                                        72                 703,417
 Kawasaki Kisen Kaisha                                        340,000               2,092,868
 Mitsui O.S.K. Lines                                          361,000               2,321,968
 Orient Overseas International                                425,040               1,970,916
                                                                                    7,089,169
TRANSPORT-RAIL (0.96%)
 Canadian National Railway                                     45,600               3,018,426
 Canadian Pacific Railway                                      73,000               2,828,419
                                                                                    5,846,845
TRANSPORT-SERVICES (0.82%)
 Arriva                                                       137,500               1,361,710
 Deutsche Post                                                145,000               3,601,751
                                                                                    4,963,461
WIRELESS EQUIPMENT (1.23%)
 Nokia                                                        189,700               3,034,629
 Telefonaktiebolaget LM Ericsson                            1,300,000               4,457,219
                                                                                    7,491,848
                                                 TOTAL COMMON STOCKS              593,419,908
















                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.19%)
FINANCE-MORTGAGE LOAN/BANKER (2.19%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                           $                     $
  3.10%; 08/01/05                                          13,287,940              13,287,940
                                              TOTAL COMMERCIAL PAPER               13,287,940
                                                                                 ------------

                                TOTAL PORTFOLIO INVESTMENTS (99.89%)              606,707,848
CASH AND RECEIVABLES, NET OF LIABILITIES (0.11%)                                      686,037
                                          TOTAL NET ASSETS (100.00%)             $607,393,885
                                                                                 --------------

/1 //Non-income producing security./
/2 //Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $4,042,107 or 0.67% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 78,659,952
Unrealized Depreciation                        (5,320,565)
                                             ------------
Net Unrealized Appreciation (Depreciation)     73,339,387
Cost for federal income tax purposes         $533,368,461

                            SCHEDULE OF INVESTMENTS
                              LARGECAP GROWTH FUND

                           JULY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (96.31%)
AGRICULTURAL CHEMICALS (2.61%)
                                                                                 $
 Potash Corp. of Saskatchewan                                 140,100              14,929,056
APPLICATIONS SOFTWARE (1.42%)
 Microsoft                                                    316,700               8,110,687
ATHLETIC FOOTWEAR (2.21%)
 Nike                                                         150,900              12,645,420
BEVERAGES-NON-ALCOHOLIC (1.97%)
 Coca-Cola                                                    257,600              11,272,576
BEVERAGES-WINE & SPIRITS (1.89%)
 Constellation Brands /1/                                     394,000              10,795,600
CASINO HOTELS (2.07%)
 Station Casinos                                              161,700              11,876,865
COMPUTERS (2.19%)
 Apple Computer /1/                                           294,400              12,556,160
COMPUTERS-MEMORY DEVICES (0.82%)
 SanDisk /1/                                                  139,000               4,700,980
COSMETICS & TOILETRIES (1.71%)
 Colgate-Palmolive                                            184,800               9,783,312
DIVERSIFIED MANUFACTURING OPERATIONS (3.89%)
 Ingersoll-Rand                                               148,900              11,639,513
 Textron                                                      143,400              10,635,978
                                                                                   22,275,491
ELECTRIC-INTEGRATED (1.90%)
 TXU                                                          125,300              10,855,992
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.69%)
 Broadcom /1/                                                 324,100              13,861,757
 Texas Instruments                                            228,400               7,253,984
                                                                                   21,115,741
ENTERPRISE SOFTWARE & SERVICE (0.96%)
 Oracle /1/                                                   405,000               5,499,900
FINANCE-COMMERCIAL (2.50%)
 CIT Group                                                    323,700              14,288,118
FINANCE-CREDIT CARD (2.02%)
 Capital One Financial                                        140,000              11,550,000
FINANCE-INVESTMENT BANKER & BROKER (3.47%)
 Goldman Sachs Group                                          136,400              14,660,272
 Legg Mason                                                    51,000               5,209,650
                                                                                   19,869,922
FOOD-CONFECTIONERY (3.12%)
 Hershey                                                      146,600               9,363,342
 Wm. Wrigley Jr.                                              119,300               8,487,002
                                                                                   17,850,344
LIFE & HEALTH INSURANCE (2.88%)
 Cigna                                                        154,500              16,492,875
MEDICAL-BIOMEDICAL/GENE (1.17%)
 Celgene /1/                                                  140,000               6,699,000
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (3.06%)
                                                                                 $
 Schering-Plough                                              843,000              17,551,260
NETWORKING PRODUCTS (2.42%)
 Juniper Networks /1/                                         578,300              13,873,417
OIL COMPANY-EXPLORATION & PRODUCTION (4.19%)
 Apache                                                       203,300              13,905,720
 Devon Energy                                                 180,300              10,113,027
                                                                                   24,018,747
OIL COMPANY-INTEGRATED (3.96%)
 ConocoPhillips                                               362,600              22,695,134
OPTICAL SUPPLIES (2.21%)
 Alcon                                                        110,400              12,646,320
PHARMACY SERVICES (2.04%)
 Caremark Rx /1/                                              261,400              11,653,212
RADIO (2.40%)
 XM Satellite Radio Holdings /1/                              386,360              13,766,007
RETAIL-APPAREL & SHOE (3.04%)
 Nordstrom                                                    471,000              17,431,710
RETAIL-CONSUMER ELECTRONICS (1.48%)
 Best Buy                                                     110,598               8,471,807
RETAIL-DRUG STORE (3.51%)
 CVS                                                          648,000              20,107,440
RETAIL-OFFICE SUPPLIES (3.03%)
 Staples                                                      762,100              17,353,017
RETAIL-REGIONAL DEPARTMENT STORE (1.26%)
 Kohl's /1/                                                   128,500               7,240,975
RETAIL-RESTAURANTS (3.01%)
 McDonald's                                                   552,500              17,221,425
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.01%)
 Marvell Technology Group /1/                                 263,800              11,525,422
TELECOMMUNICATION EQUIPMENT (2.47%)
 Comverse Technology /1/                                      559,500              14,149,755
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.24%)
 Corning /1/                                                  372,000               7,086,600
TELEPHONE-INTEGRATED (2.11%)
 Sprint                                                       448,800              12,072,720
THERAPEUTICS (1.24%)
 Gilead Sciences /1/                                          158,000               7,079,980
WEB PORTALS (3.94%)
 Google /1/                                                    78,490              22,586,282
WIRELESS EQUIPMENT (5.20%)
 Motorola                                                     924,000              19,570,320
 Nokia                                                        641,200              10,227,140
                                                                                   29,797,460
                                                 TOTAL COMMON STOCKS              551,496,729

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.63%)
FINANCE-MORTGAGE LOAN/BANKER (4.63%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                           $                     $
  3.10%; 08/01/05                                          26,505,378              26,505,378
                                              TOTAL COMMERCIAL PAPER               26,505,378
                                                                                 ------------

                               TOTAL PORTFOLIO INVESTMENTS (100.94%)              578,002,107
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS
(-0.94%)                                                                           (5,378,175)
                                          TOTAL NET ASSETS (100.00%)             $572,623,932
                                                                                 ---------------

                            SCHEDULE OF INVESTMENTS
                              LARGECAP GROWTH FUND

                           JULY 31, 2005 (UNAUDITED)


/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 76,192,425
Unrealized Depreciation                       (12,356,637)
                                             ------------
Net Unrealized Appreciation (Depreciation)     63,835,788
Cost for federal income tax purposes         $514,166,319

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                           JULY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (97.79%)
ADVERTISING AGENCIES (0.18%)
                                                                                 $
 Interpublic Group /1/                                         26,405                 330,063
 Omnicom Group                                                 11,450                 971,761
                                                                                    1,301,824
AEROSPACE & DEFENSE (0.87%)
 Boeing                                                        51,595               3,405,786
 Northrop Grumman                                              22,420               1,243,189
 Raytheon                                                      28,236               1,110,522
 Rockwell Collins                                              11,124                 542,851
                                                                                    6,302,348
AEROSPACE & DEFENSE EQUIPMENT (0.91%)
 General Dynamics                                              12,512               1,441,257
 Goodrich                                                       7,527                 332,994
 Lockheed Martin                                               25,227               1,574,165
 United Technologies                                           63,915               3,240,491
                                                                                    6,588,907
AGRICULTURAL OPERATIONS (0.16%)
 Monsanto                                                      16,744               1,128,043
AIRLINES (0.09%)
 Delta Air Lines /1/                                            8,969                  26,548
 Southwest Airlines                                            46,059                 653,577
                                                                                      680,125
APPAREL MANUFACTURERS (0.24%)
 Coach /1/                                                     23,547                 826,735
 Jones Apparel Group                                            7,531                 230,223
 Liz Claiborne                                                  6,777                 281,991
 VF                                                             6,243                 368,587
                                                                                    1,707,536
APPLIANCES (0.06%)
 Maytag                                                         4,976                  83,945
 Whirlpool                                                      4,177                 334,077
                                                                                      418,022
APPLICATIONS SOFTWARE (2.42%)
 Citrix Systems /1/                                            10,569                 251,859
 Compuware /1/                                                 24,255                 204,470
 Intuit /1/                                                    11,578                 555,744
 Mercury Interactive /1/                                        5,407                 212,874
 Microsoft                                                    627,387              16,067,381
 Siebel Systems                                                32,260                 270,984
                                                                                   17,563,312
ATHLETIC FOOTWEAR (0.19%)
 Nike                                                          14,261               1,195,072
 Reebok International                                           3,502                 148,134
                                                                                    1,343,206
AUTO-CARS & LIGHT TRUCKS (0.35%)
 Ford Motor                                                   114,909               1,234,122
 General Motors                                                35,307               1,300,004
                                                                                    2,534,126
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.13%)
 Navistar International /1/                                     4,112                 140,425
 Paccar                                                        10,855                 783,948
                                                                                      924,373
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.06%)
                                                                                 $
 Dana                                                           9,382                 147,391
 Delphi Automotive Systems                                     35,040                 185,712
 Visteon                                                        8,035                  71,512
                                                                                      404,615
BEVERAGES-NON-ALCOHOLIC (1.76%)
 Coca-Cola                                                    141,318               6,184,076
 Coca-Cola Enterprises                                         22,031                 517,728
 Pepsi Bottling Group                                          12,237                 356,831
 PepsiCo                                                      104,557               5,701,493
                                                                                   12,760,128
BEVERAGES-WINE & SPIRITS (0.09%)
 Brown-Forman                                                   5,627                 328,898
 Constellation Brands /1/                                      12,218                 334,773
                                                                                      663,671
BREWERY (0.34%)
 Anheuser-Busch                                                48,476               2,149,911
 Molson Coors Brewing                                           4,902                 307,355
                                                                                    2,457,266
BROADCASTING SERVICES & PROGRAMMING (0.14%)
 Clear Channel Communications                                  31,838               1,039,192
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.19%)
 Masco                                                         27,079                 918,249
 Vulcan Materials                                               6,377                 447,920
                                                                                    1,366,169
BUILDING PRODUCTS-AIR & HEATING (0.07%)
 American Standard                                             11,157                 494,032
BUILDING-MAINTENANCE & SERVICE (0.06%)
 Ecolab                                                        13,714                 460,516
BUILDING-RESIDENTIAL & COMMERCIAL (0.33%)
 Centex                                                         7,987                 590,878
 DR Horton                                                     16,947                 696,183
 KB Home                                                        5,201                 426,014
 Pulte Homes                                                    7,409                 693,631
                                                                                    2,406,706
CABLE TV (0.58%)
 Comcast /1/                                                  137,707               4,231,736
CASINO HOTELS (0.12%)
 Harrah's Entertainment                                        11,341                 892,990
CASINO SERVICES (0.08%)
 International Game Technology                                 21,464                 587,255
CELLULAR TELECOMMUNICATIONS (0.34%)
 Nextel Communications /1/                                     70,267               2,445,292
CHEMICALS-DIVERSIFIED (0.94%)
 Dow Chemical                                                  60,020               2,877,959
 E. I. Du Pont de Nemours                                      62,195               2,654,483
 PPG Industries                                                10,718                 696,991
 Rohm & Haas                                                   12,050                 555,023
                                                                                    6,784,456
CHEMICALS-SPECIALTY (0.19%)
 Ashland                                                        4,186                 257,230
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COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                                 $
 Chemtura                                                         735                  11,569
 Eastman Chemical                                               5,017                 277,891
 Engelhard                                                      7,532                 216,093
 Hercules /1/                                                   7,052                  98,728
 International Flavors & Fragrances                             5,524                 209,470
 Sigma-Aldrich                                                  4,299                 275,824
                                                                                    1,346,805
CIRCUIT BOARDS (0.05%)
 Jabil Circuit /1/                                             11,495                 358,529
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                               7,816                 372,120
COMMERCIAL BANKS (0.93%)
 AmSouth Bancorp                                               22,039                 615,109
 BB&T                                                          34,114               1,426,647
 Compass Bancshares                                             7,738                 373,049
 First Horizon National                                         7,750                 316,123
 M&T Bank                                                       6,104                 662,345
 Marshall & Ilsley                                             13,295                 610,506
 North Fork Bancorp                                            29,820                 816,770
 Regions Financial                                             28,966                 974,416
 Synovus Financial                                             19,425                 574,397
 Zions Bancorp                                                  5,600                 400,288
                                                                                    6,769,650
COMMERCIAL SERVICE-FINANCE (0.34%)
 Equifax                                                        8,105                 295,022
 H&R Block                                                     10,319                 587,770
 Moody's                                                       17,245                 815,861
 Paychex                                                       22,212                 775,421
                                                                                    2,474,074
COMMERCIAL SERVICES (0.02%)
 Convergys /1/                                                  8,880                 129,204
COMPUTER AIDED DESIGN (0.08%)
 Autodesk                                                      14,274                 488,028
 Parametric Technology /1/                                     16,961                 117,031
                                                                                      605,059
COMPUTER SERVICES (0.33%)
 Affiliated Computer Services /1/                               7,896                 394,563
 Computer Sciences /1/                                         11,495                 526,241
 Electronic Data Systems                                       32,398                 666,427
 Sungard Data Systems /1/                                      18,122                 650,398
 Unisys /1/                                                    21,157                 136,886
                                                                                    2,374,515
COMPUTERS (3.04%)
 Apple Computer /1/                                            51,446               2,194,172
 Dell /1/                                                     151,169               6,117,809
 Gateway /1/                                                   18,544                  73,805
 Hewlett-Packard                                              180,219               4,436,992
 International Business Machines                              100,734               8,407,260
 Sun Microsystems /1/                                         212,667                 816,641
                                                                                   22,046,679
COMPUTERS-INTEGRATED SYSTEMS (0.06%)
 NCR /1/                                                       11,663                 404,823
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COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (0.36%)
                                                                                 $
 EMC /1/                                                      150,026               2,053,856
 Network Appliance /1/                                         22,861                 583,184
                                                                                    2,637,040
COMPUTERS-PERIPHERAL EQUIPMENT (0.07%)
 Lexmark International /1/                                      7,906                 495,706
CONSUMER PRODUCTS-MISCELLANEOUS (0.19%)
 Clorox                                                         9,625                 537,556
 Fortune Brands                                                 9,082                 858,703
                                                                                    1,396,259
CONTAINERS-METAL & GLASS (0.04%)
 Ball                                                           6,879                 261,058
CONTAINERS-PAPER & PLASTIC (0.09%)
 Bemis                                                          6,691                 180,657
 Pactiv /1/                                                     9,318                 205,182
 Sealed Air /1/                                                 5,227                 277,345
                                                                                      663,184
COSMETICS & TOILETRIES (2.31%)
 Alberto-Culver                                                 5,336                 240,761
 Avon Products                                                 29,472                 964,029
 Colgate-Palmolive                                             32,667               1,729,391
 Gillette                                                      62,290               3,343,104
 Kimberly-Clark                                                29,871               1,904,575
 Procter & Gamble                                             154,508               8,595,280
                                                                                   16,777,140
CRUISE LINES (0.24%)
 Carnival                                                      32,904               1,724,170
DATA PROCESSING & MANAGEMENT (0.57%)
 Automatic Data Processing                                     36,424               1,617,590
 First Data                                                    48,617               2,000,104
 Fiserv /1/                                                    11,944                 529,955
                                                                                    4,147,649
DISPOSABLE MEDICAL PRODUCTS (0.06%)
 C.R. Bard                                                      6,564                 438,410
DISTRIBUTION-WHOLESALE (0.11%)
 Genuine Parts                                                 10,893                 498,790
 W.W. Grainger                                                  5,209                 324,625
                                                                                      823,415
DIVERSIFIED MANUFACTURING OPERATIONS (5.34%)
 3M                                                            48,051               3,603,825
 Cooper Industries                                              5,798                 374,435
 Danaher                                                       17,183                 952,797
 Dover                                                         12,721                 524,869
 Eaton                                                          9,409                 614,784
 General Electric                                             662,220              22,846,590
 Honeywell International                                       53,263               2,092,171
 Illinois Tool Works                                           17,045               1,459,904
 Ingersoll-Rand                                                10,525                 822,739
 ITT Industries                                                 5,762                 613,077
 Leggett & Platt                                               11,840                 299,434
 Textron                                                        8,426                 624,956
 Tyco International                                           126,098               3,842,206
                                                                                   38,671,787
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COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.19%)
                                                                                 $
 Cendant                                                       65,658               1,402,455
DRUG DELIVERY SYSTEMS (0.05%)
 Hospira /1/                                                    9,871                 377,566
E-COMMERCE-SERVICES (0.47%)
 eBay /1/                                                      75,851               3,169,055
 Monster Worldwide /1/                                          7,548                 229,233
                                                                                    3,398,288
ELECTRIC PRODUCTS-MISCELLANEOUS (0.28%)
 Emerson Electric                                              26,018               1,711,985
 Molex                                                         10,492                 296,294
                                                                                    2,008,279
ELECTRIC-GENERATION (0.09%)
 AES /1/                                                       40,783                 654,567
ELECTRIC-INTEGRATED (3.02%)
 Allegheny Energy /1/                                          10,148                 289,218
 Ameren                                                        12,694                 706,040
 American Electric Power                                       23,978                 927,949
 CenterPoint Energy                                            18,138                 249,216
 Cinergy                                                       12,384                 546,754
 CMS Energy /1/                                                13,660                 216,374
 Consolidated Edison                                           15,179                 731,021
 Constellation Energy Group                                    11,084                 667,368
 Dominion Resources                                            21,260               1,570,264
 DTE Energy                                                    10,875                 511,125
 Duke Energy                                                   57,862               1,709,243
 Edison International                                          20,343                 831,622
 Entergy                                                       13,237               1,031,692
 Exelon                                                        41,780               2,236,065
 FirstEnergy                                                   20,595               1,025,219
 FPL Group                                                     24,473               1,055,276
 NiSource                                                      16,973                 412,274
 PG&E                                                          23,107                 869,516
 Pinnacle West Capital                                          6,141                 281,258
 PPL                                                           11,848                 729,600
 Progress Energy                                               15,527                 692,659
 Public Service Enterprise Group                               14,906                 958,456
 Southern                                                      46,474               1,626,125
 TECO Energy                                                   12,924                 245,039
 TXU                                                           14,965               1,296,568
 Xcel Energy                                                   25,117                 487,521
                                                                                   21,903,462
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.05%)
 Sanmina /1/                                                   32,815                 156,856
 Solectron /1/                                                 60,703                 233,099
                                                                                      389,955
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.58%)
 Advanced Micro Devices /1/                                    24,660                 495,173
 Altera /1/                                                    23,202                 507,428
 Applied Micro Circuits /1/                                    19,139                  57,608
 Broadcom /1/                                                  18,273                 781,536
 Freescale Semiconductor /1/                                   25,088                 646,016
 Intel                                                        385,434              10,460,679
 LSI Logic /1/                                                 24,214                 236,329
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COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                 $
 Micron Technology /1/                                         38,392                 456,097
 National Semiconductor                                        21,796                 538,579
 Nvidia /1/                                                    10,549                 285,456
 PMC - Sierra /1/                                              11,263                 110,715
 QLogic /1/                                                     5,675                 176,209
 Texas Instruments                                            103,783               3,296,148
 Xilinx                                                        21,905                 621,007
                                                                                   18,668,980
ELECTRONIC FORMS (0.12%)
 Adobe Systems                                                 30,533                 904,998
ELECTRONIC MEASUREMENT INSTRUMENTS (0.12%)
 Agilent Technologies /1/                                      26,998                 708,427
 Tektronix                                                      5,526                 138,482
                                                                                      846,909
ELECTRONICS-MILITARY (0.08%)
 L-3 Communications Holdings                                    7,410                 579,684
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.05%)
 Fluor                                                          5,406                 344,903
ENGINES-INTERNAL COMBUSTION (0.03%)
 Cummins                                                        2,722                 232,568
ENTERPRISE SOFTWARE & SERVICE (0.70%)
 BMC Software /1/                                              13,832                 264,053
 Computer Associates International                             33,238                 912,383
 Novell /1/                                                    23,783                 144,601
 Oracle /1/                                                   276,078               3,749,139
                                                                                    5,070,176
ENTERTAINMENT SOFTWARE (0.15%)
 Electronic Arts /1/                                           19,139               1,102,406
FIDUCIARY BANKS (0.55%)
 Bank of New York                                              48,604               1,496,031
 Mellon Financial                                              26,425                 804,906
 Northern Trust                                                12,695                 644,906
 State Street                                                  20,666               1,027,927
                                                                                    3,973,770
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                           7,767                 240,544
FINANCE-COMMERCIAL (0.08%)
 CIT Group                                                     13,142                 580,088
FINANCE-CONSUMER LOANS (0.19%)
 SLM                                                           26,195               1,348,781
FINANCE-CREDIT CARD (1.06%)
 American Express                                              73,125               4,021,875
 Capital One Financial                                         15,741               1,298,633
 MBNA                                                          79,151               1,991,439
 Providian Financial /1/                                       18,372                 347,231
                                                                                    7,659,178
FINANCE-INVESTMENT BANKER & BROKER (4.94%)
 Bear Stearns                                                   7,098                 724,777
 Charles Schwab                                                71,147                 974,714
 Citigroup                                                    324,818              14,129,583
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COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                                 $
 E*Trade Financial /1/                                         23,008                 356,854
 Goldman Sachs Group                                           27,590               2,965,373
 JP Morgan Chase                                              219,703               7,720,364
 Lehman Brothers Holdings                                      17,271               1,815,700
 Merrill Lynch                                                 59,027               3,469,607
 Morgan Stanley                                                68,408               3,629,044
                                                                                   35,786,016
FINANCE-MORTGAGE LOAN/BANKER (1.02%)
 Countrywide Financial                                         36,694               1,320,984
 Federal Home Loan Mortgage                                    43,121               2,728,697
 Federal National Mortgage Association                         60,435               3,375,899
                                                                                    7,425,580
FINANCIAL GUARANTEE INSURANCE (0.19%)
 Ambac Financial Group                                          6,762                 485,782
 MBIA                                                           8,455                 513,557
 MGIC Investment                                                5,892                 404,073
                                                                                    1,403,412
FOOD-CONFECTIONERY (0.24%)
 Hershey                                                       13,576                 867,099
 Wm. Wrigley Jr.                                               12,227                 869,829
                                                                                    1,736,928
FOOD-FLOUR & GRAIN (0.12%)
 Archer Daniels Midland                                        38,946                 893,421
FOOD-MISCELLANEOUS/DIVERSIFIED (0.76%)
 Campbell Soup                                                 20,273                 625,422
 ConAgra Foods                                                 32,337                 734,373
 General Mills                                                 23,084               1,094,182
 H.J. Heinz                                                    21,857                 803,900
 Kellogg                                                       21,830                 989,117
 McCormick                                                      8,443                 293,648
 Sara Lee                                                      49,158                 979,719
                                                                                    5,520,361
FOOD-RETAIL (0.29%)
 Albertson's                                                   22,998                 490,087
 Kroger /1/                                                    45,503                 903,235
 Safeway                                                       27,985                 680,035
                                                                                    2,073,357
FOOD-WHOLESALE & DISTRIBUTION (0.24%)
 SUPERVALU                                                      8,497                 300,794
 Sysco                                                         39,526               1,425,307
                                                                                    1,726,101
FORESTRY (0.21%)
 Plum Creek Timber                                             11,485                 434,707
 Weyerhaeuser                                                  15,290               1,054,704
                                                                                    1,489,411
GAS-DISTRIBUTION (0.18%)
 KeySpan                                                       10,798                 439,371
 Nicor                                                          2,755                 112,459
 Peoples Energy                                                 2,373                 102,395
 Sempra Energy                                                 14,940                 634,950
                                                                                    1,289,175
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COMMON STOCKS (CONTINUED)
GOLD MINING (0.14%)
                                                                                 $
 Newmont Mining                                                27,844               1,045,542
HEALTH CARE COST CONTAINMENT (0.11%)
 McKesson                                                      18,432                 829,440
HOME DECORATION PRODUCTS (0.06%)
 Newell Rubbermaid                                             17,189                 427,490
HOTELS & MOTELS (0.32%)
 Hilton Hotels                                                 23,843                 590,114
 Marriott International                                        12,393                 848,549
 Starwood Hotels & Resorts Worldwide                           13,495                 854,503
                                                                                    2,293,166
HUMAN RESOURCES (0.05%)
 Robert Half International                                      9,958                 337,477
IDENTIFICATION SYSTEM-DEVELOPMENT (0.02%)
 Symbol Technologies                                           15,159                 176,451
INDEPENDENT POWER PRODUCER (0.02%)
 Calpine /1/                                                   33,593                 111,529
INDUSTRIAL AUTOMATION & ROBOTS (0.08%)
 Rockwell Automation                                           10,912                 562,077
INDUSTRIAL GASES (0.26%)
 Air Products & Chemicals                                      14,316                 855,524
 Praxair                                                       20,197                 997,530
                                                                                    1,853,054
INSTRUMENTS-CONTROLS (0.20%)
 Johnson Controls                                              11,991                 688,763
 Parker Hannifin                                                7,504                 493,163
 Thermo Electron /1/                                           10,065                 300,541
                                                                                    1,482,467
INSTRUMENTS-SCIENTIFIC (0.17%)
 Applied Biosystems Group                                      12,321                 256,523
 Fisher Scientific International /1/                            7,500                 502,875
 PerkinElmer                                                    8,095                 169,833
 Waters /1/                                                     7,331                 331,948
                                                                                    1,261,179
INSURANCE BROKERS (0.20%)
 Aon                                                           19,844                 504,831
 Marsh & McLennan                                              33,272                 963,890
                                                                                    1,468,721
INTERNET SECURITY (0.23%)
 Symantec /1/                                                  74,416               1,634,920
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.26%)
 Federated Investors                                            5,922                 189,149
 Franklin Resources                                            12,373                 999,986
 Janus Capital Group                                           14,166                 212,773
 T. Rowe Price Group                                            7,724                 512,487
                                                                                    1,914,395
LEISURE & RECREATION PRODUCTS (0.04%)
 Brunswick                                                      6,060                 282,154
LIFE & HEALTH INSURANCE (0.84%)
 Aflac                                                         31,325               1,412,757
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COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                                 $
 Cigna                                                          8,172                 872,361
 Jefferson-Pilot                                                8,487                 425,793
 Lincoln National                                              10,846                 523,862
 Prudential Financial                                          32,593               2,180,472
 Torchmark                                                      6,502                 339,859
 UnumProvident                                                 18,594                 356,075
                                                                                    6,111,179
LINEN SUPPLY & RELATED ITEMS (0.06%)
 Cintas                                                         9,348                 414,397
MACHINERY-CONSTRUCTION & MINING (0.32%)
 Caterpillar                                                   42,670               2,300,340
MACHINERY-FARM (0.16%)
 Deere                                                         15,392               1,131,774
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                                    14,148                 385,250
MEDICAL INSTRUMENTS (1.17%)
 Biomet                                                        15,727                 599,670
 Boston Scientific /1/                                         46,819               1,355,410
 Guidant                                                       20,292               1,396,090
 Medtronic                                                     75,521               4,073,603
 St. Jude Medical /1/                                          22,622               1,072,509
                                                                                    8,497,282
MEDICAL LABORATORY & TESTING SERVICE (0.14%)
 Laboratory Corp. of America Holdings /1/                       8,405                 425,881
 Quest Diagnostics                                             11,370                 583,736
                                                                                    1,009,617
MEDICAL PRODUCTS (2.32%)
 Baxter International                                          38,757               1,521,987
 Becton Dickinson                                              15,767                 873,019
 Johnson & Johnson                                            185,665              11,875,133
 Stryker                                                       23,409               1,266,193
 Zimmer Holdings /1/                                           15,419               1,269,909
                                                                                   16,806,241
MEDICAL-BIOMEDICAL/GENE (1.20%)
 Amgen /1/                                                     77,267               6,162,043
 Biogen Idec /1/                                               21,518                 845,442
 Chiron /1/                                                     9,247                 335,019
 Genzyme /1/                                                   15,752               1,172,107
 Millipore /1/                                                  3,118                 191,040
                                                                                    8,705,651
MEDICAL-DRUGS (4.97%)
 Abbott Laboratories                                           96,822               4,514,810
 Allergan                                                       8,144                 727,829
 Bristol-Myers Squibb                                         122,021               3,048,085
 Eli Lilly                                                     70,749               3,984,584
 Forest Laboratories /1/                                       21,258                 848,619
 King Pharmaceuticals /1/                                      15,093                 168,287
 Medimmune /1/                                                 15,471                 439,531
 Merck                                                        137,561               4,272,645
 Pfizer                                                       464,253              12,302,704
 Schering-Plough                                               92,102               1,917,564
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COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                 $
 Wyeth                                                         83,574               3,823,510
                                                                                   36,048,168
MEDICAL-GENERIC DRUGS (0.06%)
 Mylan Laboratories                                            13,601                 236,113
 Watson Pharmaceutical /1/                                      6,879                 229,759
                                                                                      465,872
MEDICAL-HMO (1.19%)
 Aetna                                                         18,135               1,403,649
 Humana /1/                                                    10,105                 402,684
 UnitedHealth Group                                            79,057               4,134,681
 WellPoint /1/                                                 38,252               2,705,947
                                                                                    8,646,961
MEDICAL-HOSPITALS (0.28%)
 HCA                                                           26,169               1,288,823
 Health Management Associates                                  15,394                 366,377
 Tenet Healthcare /1/                                          29,257                 355,180
                                                                                    2,010,380
MEDICAL-NURSING HOMES (0.03%)
 Manor Care                                                     5,394                 204,756
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.28%)
 AmerisourceBergen                                              6,581                 472,450
 Cardinal Health                                               26,740               1,593,169
                                                                                    2,065,619
METAL-ALUMINUM (0.21%)
 Alcoa                                                         54,455               1,527,463
METAL-COPPER (0.09%)
 Phelps Dodge                                                   6,049                 643,916
METAL-DIVERSIFIED (0.06%)
 Freeport-McMoRan Copper & Gold                                11,219                 451,901
MISCELLANEOUS INVESTING (0.56%)
 Apartment Investment & Management                              5,949                 261,756
 Archstone-Smith Trust                                         12,416                 527,680
 Equity Office Properties Trust                                25,447                 902,096
 Equity Residential Properties Trust                           17,896                 722,999
 Prologis Trust                                                11,656                 531,047
 Simon Property Group                                          13,716               1,093,714
                                                                                    4,039,292
MONEY CENTER BANKS (1.51%)
 Bank of America                                              251,102              10,948,047
MOTORCYCLE & MOTOR SCOOTER (0.13%)
 Harley-Davidson                                               17,774                 945,399
MULTI-LINE INSURANCE (2.48%)
 Allstate                                                      41,724               2,556,012
 American International Group                                 162,023               9,753,785
 Cincinnati Financial                                          10,406                 428,935
 Hartford Financial Services Group                             18,521               1,492,237
 Loews                                                          9,969                 833,708
 MetLife                                                       45,788               2,250,022
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COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                                 $
 XL Capital                                                     8,749                 628,353
                                                                                   17,943,052
MULTIMEDIA (2.18%)
 McGraw-Hill                                                   23,390               1,076,174
 Meredith                                                       2,806                 138,897
 News                                                         181,118               2,966,713
 Time Warner /1/                                              292,569               4,979,524
 Viacom                                                       100,670               3,371,438
 Walt Disney                                                  127,456               3,267,972
                                                                                   15,800,718
NETWORKING PRODUCTS (1.17%)
 Cisco Systems /1/                                            399,026               7,641,348
 Lucent Technologies /1/                                      276,614                 810,479
                                                                                    8,451,827
NON-HAZARDOUS WASTE DISPOSAL (0.16%)
 Allied Waste Industries /1/                                   16,911                 145,097
 Waste Management                                              35,469                 997,388
                                                                                    1,142,485
OFFICE AUTOMATION & EQUIPMENT (0.20%)
 Pitney Bowes                                                  14,363                 640,302
 Xerox /1/                                                     59,828                 790,328
                                                                                    1,430,630
OFFICE SUPPLIES & FORMS (0.05%)
 Avery Dennison                                                 6,345                 359,571
OIL & GAS DRILLING (0.35%)
 Nabors Industries /1/                                          9,288                 607,899
 Noble                                                          8,482                 569,821
 Rowan                                                          6,761                 230,956
 Transocean /1/                                                20,361               1,148,971
                                                                                    2,557,647
OIL COMPANY-EXPLORATION & PRODUCTION (1.13%)
 Anadarko Petroleum                                            14,718               1,300,335
 Apache                                                        20,491               1,401,584
 Burlington Resources                                          24,069               1,543,064
 Devon Energy                                                  29,580               1,659,142
 EOG Resources                                                 14,938                 912,712
 Kerr-McGee                                                     7,274                 583,448
 XTO Energy                                                    22,536                 790,788
                                                                                    8,191,073
OIL COMPANY-INTEGRATED (5.73%)
 Amerada Hess                                                   5,360                 631,730
 ChevronTexaco                                                131,011               7,599,948
 ConocoPhillips                                                86,933               5,441,136
 Exxon Mobil                                                  397,468              23,351,245
 Marathon Oil                                                  22,898               1,336,327
 Occidental Petroleum                                          24,866               2,045,974
 Unocal                                                        16,970               1,100,505
                                                                                   41,506,865
OIL FIELD MACHINERY & EQUIPMENT (0.08%)
 National-Oilwell Varco /1/                                    10,743                 562,396
OIL REFINING & MARKETING (0.26%)
 Sunoco                                                         4,298                 540,388
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (CONTINUED)
                                                                                 $
 Valero Energy                                                 16,030               1,326,963
                                                                                    1,867,351
OIL-FIELD SERVICES (0.99%)
 Baker Hughes                                                  21,154               1,196,047
 BJ Services                                                   10,110                 616,609
 Halliburton                                                   31,578               1,769,947
 Schlumberger                                                  36,788               3,080,627
 Weatherford International /1/                                  8,623                 545,664
                                                                                    7,208,894
OPTICAL SUPPLIES (0.04%)
 Bausch & Lomb                                                  3,343                 282,985
PAPER & RELATED PRODUCTS (0.32%)
 Georgia-Pacific                                               16,242                 554,664
 International Paper                                           30,626                 967,782
 Louisiana-Pacific                                              6,922                 185,648
 MeadWestvaco                                                  11,639                 340,091
 Temple-Inland                                                  7,773                 309,288
                                                                                    2,357,473
PHARMACY SERVICES (0.36%)
 Caremark Rx /1/                                               28,324               1,262,684
 Express Scripts /1/                                            9,264                 484,507
 Medco Health Solutions /1/                                    17,305                 838,254
                                                                                    2,585,445
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.07%)
 Eastman Kodak                                                 17,926                 479,341
PIPELINES (0.27%)
 Dynegy /1/                                                    20,728                 115,248
 El Paso                                                       40,246                 482,952
 Kinder Morgan                                                  6,775                 602,026
 Williams                                                      35,642                 757,036
                                                                                    1,957,262
POWER CONVERTER & SUPPLY EQUIPMENT (0.04%)
 American Power Conversion                                     11,323                 318,290
PRINTING-COMMERCIAL (0.07%)
 R.R. Donnelley & Sons                                         13,319                 480,150
PROPERTY & CASUALTY INSURANCE (0.75%)
 ACE                                                           17,949                 829,423
 Chubb                                                         12,197               1,083,338
 Progressive                                                   12,413               1,237,452

 Safeco                                                         7,960                 437,323
 St. Paul Travelers                                            42,070               1,851,921
                                                                                    5,439,457
PUBLICLY TRADED INVESTMENT FUND (0.53%)
 iShares S&P 500 Index Fund                                    30,780               3,809,948
PUBLISHING-NEWSPAPERS (0.35%)
 Dow Jones                                                      4,428                 166,183
 Gannett                                                       15,508               1,131,464
 Knight Ridder                                                  4,645                 290,591
 New York Times                                                 9,087                 286,422
 Tribune                                                       18,609                 679,229
                                                                                    2,553,889
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (3.04%)
                                                                                 $
 Comerica                                                      10,540                 643,994
 Fifth Third Bancorp                                           32,575               1,403,982
 Huntington Bancshares                                         14,504                 361,730
 KeyCorp                                                       25,454                 871,545
 National City                                                 37,103               1,369,472
 PNC Financial Services Group                                  17,703                 970,478
 SunTrust Banks                                                21,216               1,542,828
 U.S. Bancorp                                                 114,435               3,439,916
 Wachovia                                                      98,430               4,958,903
 Wells Fargo                                                  105,355               6,462,476
                                                                                   22,025,324
RETAIL-APPAREL & SHOE (0.30%)
 Gap                                                           47,315                 998,820
 Limited                                                       23,739                 578,757
 Nordstrom                                                     15,348                 568,029
                                                                                    2,145,606
RETAIL-AUTO PARTS (0.05%)
 Autozone /1/                                                   4,099                 399,407
RETAIL-AUTOMOBILE (0.04%)
 AutoNation /1/                                                13,941                 300,986
RETAIL-BEDDING (0.12%)
 Bed Bath & Beyond /1/                                         18,446                 846,671
RETAIL-BUILDING PRODUCTS (1.24%)
 Home Depot                                                   134,015               5,830,993
 Lowe's                                                        48,232               3,193,923
                                                                                    9,024,916
RETAIL-CONSUMER ELECTRONICS (0.26%)
 Best Buy                                                      18,641               1,427,901
 Circuit City Stores                                           11,943                 217,960
 RadioShack                                                     9,720                 228,128
                                                                                    1,873,989
RETAIL-DISCOUNT (2.26%)
 Big Lots /1/                                                   7,099                  92,074
 Costco Wholesale                                              29,825               1,371,055
 Dollar General                                                18,840                 382,829
 Family Dollar Stores                                          10,412                 268,630
 Target                                                        55,156               3,240,415
 TJX                                                           29,373                 690,559
 Wal-Mart Stores                                              208,896              10,309,018
                                                                                   16,354,580
RETAIL-DRUG STORE (0.64%)
 CVS                                                           50,579               1,569,466
 Walgreen                                                      63,837               3,055,239
                                                                                    4,624,705
RETAIL-JEWELRY (0.04%)
 Tiffany                                                        8,972                 305,317
RETAIL-MAJOR DEPARTMENT STORE (0.37%)
 J.C. Penney                                                   16,440                 922,942
 May Department Stores                                         18,697                 767,512
 Sears Holdings /1/                                             6,384                 984,604
                                                                                    2,675,058
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (0.24%)
                                                                                 $
 Office Depot /1/                                              19,721                 559,682
 OfficeMax                                                      4,411                 131,007
 Staples                                                       45,993               1,047,260
                                                                                    1,737,949
RETAIL-REGIONAL DEPARTMENT STORE (0.28%)
 Dillard's                                                      4,471                 102,207
 Federated Department Stores                                   10,641                 807,333
 Kohl's /1/                                                    20,369               1,147,793
                                                                                    2,057,333
RETAIL-RESTAURANTS (0.74%)
 Darden Restaurants                                             9,097                 315,666
 McDonald's                                                    79,140               2,466,793
 Starbucks /1/                                                 24,338               1,278,962
 Wendy's International                                          7,177                 371,051
 Yum! Brands                                                   18,091                 947,064
                                                                                    5,379,536
RUBBER-TIRES (0.04%)
 Cooper Tire & Rubber                                           3,993                  80,339
 Goodyear Tire & Rubber /1/                                    10,985                 191,249
                                                                                      271,588
SAVINGS & LOANS-THRIFTS (0.55%)
 Golden West Financial                                         17,649               1,149,303
 Sovereign Bancorp                                             22,770                 546,252
 Washington Mutual                                             54,774               2,326,800
                                                                                    4,022,355
SCHOOLS (0.11%)
 Apollo Group /1/                                              10,207                 767,056
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.35%)
 Analog Devices                                                23,103                 905,638
 Linear Technology                                             19,105                 742,420
 Maxim Integrated Products                                     20,478                 857,414
                                                                                    2,505,472
SEMICONDUCTOR EQUIPMENT (0.41%)
 Applied Materials /1/                                        102,647               1,894,864
 Kla-Tencor                                                    12,292                 635,496
 Novellus Systems /1/                                           8,623                 248,774
 Teradyne /1/                                                  12,225                 189,854
                                                                                    2,968,988
STEEL PRODUCERS (0.12%)
 Nucor                                                         10,002                 554,611
 United States Steel                                            7,129                 304,052
                                                                                      858,663
STEEL-SPECIALTY (0.02%)
 Allegheny Technologies                                         5,605                 162,937
TELECOMMUNICATION EQUIPMENT (0.22%)
 ADC Telecommunications /1/                                     7,244                 189,358
 Andrew /1/                                                    10,143                 111,472
 Avaya /1/                                                     29,786                 307,689
 Comverse Technology /1/                                       12,505                 316,251
 Scientific-Atlanta                                             9,515                 366,328
 Tellabs /1/                                                   27,990                 272,063
                                                                                    1,563,161
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.27%)
                                                                                 $
 CIENA /1/                                                     35,997                  80,633
 Corning /1/                                                   90,489               1,723,816
 JDS Uniphase /1/                                              90,420                 136,534
                                                                                    1,940,983
TELEPHONE-INTEGRATED (2.78%)
 ALLTEL                                                        23,734               1,578,311
 AT&T                                                          50,025                 990,495
 BellSouth                                                    114,327               3,155,425
 CenturyTel                                                     8,198                 281,765
 Citizens Communications                                       21,266                 279,435
 Qwest Communications International /1/                       104,407                 398,835
 SBC Communications                                           206,243               5,042,641
 Sprint                                                        92,393               2,485,372
 Verizon Communications                                       172,778               5,914,191
                                                                                   20,126,470
TELEVISION (0.07%)
 Univision Communications /1/                                  18,150                 513,282
THERAPEUTICS (0.17%)
 Gilead Sciences /1/                                           28,210               1,264,090
TOBACCO (1.34%)
 Altria Group                                                 129,307               8,658,397
 Reynolds American                                              7,269                 605,580
 UST                                                           10,322                 475,019
                                                                                    9,738,996
TOOLS-HAND HELD (0.11%)
 Black & Decker                                                 4,996                 451,189
 Snap-On                                                        3,608                 132,341
 Stanley Works                                                  4,704                 230,167
                                                                                      813,697
TOYS (0.10%)
 Hasbro                                                        10,465                 229,602
 Mattel                                                        25,702                 479,342
                                                                                      708,944
TRANSPORT-RAIL (0.55%)
 Burlington Northern Santa Fe                                  23,511               1,275,472
 CSX                                                           13,521                 615,746
 Norfolk Southern                                              25,243                 939,292
 Union Pacific                                                 16,420               1,154,490
                                                                                    3,985,000
TRANSPORT-SERVICES (0.94%)
 FedEx                                                         18,861               1,586,022
 Ryder System                                                   4,017                 156,623
 United Parcel Service                                         69,551               5,075,136
                                                                                    6,817,781
TRAVEL SERVICES (0.02%)
 Sabre Holdings                                                 8,187                 157,190
WEB PORTALS (0.38%)
 Yahoo /1/                                                     81,962               2,732,613
WIRELESS EQUIPMENT (1.00%)
 Motorola                                                     153,114               3,242,955
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (CONTINUED)
                                                                                 $
 Qualcomm                                                     102,000               4,027,980
                                                                                    7,270,935
                                                 TOTAL COMMON STOCKS              708,702,335

                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.19%)
FINANCE-MORTGAGE LOAN/BANKER (2.19%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                           $                     $
  3.10%; 08/01/05                                          15,900,934              15,900,934
                                              TOTAL COMMERCIAL PAPER               15,900,934
                                                                                 ------------

                                TOTAL PORTFOLIO INVESTMENTS (99.98%)              724,603,269
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (0.02%)                        139,788
                                          TOTAL NET ASSETS (100.00%)             $724,743,057
                                                                                 --------------

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                           JULY 31, 2005 (UNAUDITED)


                                                         Unrealized
   Contract                   Opening       Current     Gain (Loss)
     Type       Commitment  Market Value  Market Value
--------------------------------------------------------------------
FUTURES CONTRACTS
50 S & P 500      Buy       $15,086,937   $15,460,000     $373,063
September 2005
Futures


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $112,786,154
Unrealized Depreciation                       (40,434,578)
                                             ------------
Net Unrealized Appreciation (Depreciation)     72,351,576
Cost for federal income tax purposes         $652,251,693

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                           JULY 31, 2005 (UNAUDITED)

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)
                                                       OCTOBER 31, 2004      PURCHASES           SALES        JULY 31, 2005
                                                      -----------------   ----------------  ----------------  --------------
                                                      SHARES     COST     SHARES    COST    SHARES  PROCEEDS  SHARES    COST
                                                      -------  ---------  ------  --------  ------  --------  -------  -------
 LARGECAP S&P 500 INDEX FUND
   Principal Financial Group, Inc.                    14,843   $490,837   3,500   $119,348  18,343  $797,520     --      $--



                                                        REALIZED GAIN/LOSS
                                         DIVIDENDS        ON INVESTMENTS
                                         ---------     --------------------
 LARGECAP S&P 500 INDEX FUND
   Principal Financial Group, Inc.        $8,164             $187,335

                            SCHEDULE OF INVESTMENTS
                              LARGECAP VALUE FUND

                           JULY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                               Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (97.97%)
ADVERTISING AGENCIES (0.31%)
                                                                            $
 Omnicom Group                                            19,830               1,682,972
AEROSPACE & DEFENSE (0.80%)
 Northrop Grumman                                         77,790               4,313,455
AEROSPACE & DEFENSE EQUIPMENT (1.15%)
 General Dynamics                                         40,680               4,685,929
 Lockheed Martin                                          24,360               1,520,064
                                                                               6,205,993
APPAREL MANUFACTURERS (0.37%)
 VF                                                       34,060               2,010,902
APPLICATIONS SOFTWARE (0.28%)
 Microsoft                                                59,180               1,515,600
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.33%)
 Paccar                                                   25,051               1,809,183
BATTERIES & BATTERY SYSTEMS (0.35%)
 Energizer Holdings /1/                                   29,970               1,915,083
BEVERAGES-NON-ALCOHOLIC (0.58%)
 Coca-Cola                                                71,530               3,130,153
BUILDING-RESIDENTIAL & COMMERCIAL (1.65%)
 DR Horton                                                60,656               2,491,748
 KB Home                                                  24,350               1,994,509
 MDC Holdings                                             21,361               1,824,657
 Pulte Homes                                              27,800               2,602,636
                                                                               8,913,550
CABLE TV (1.00%)
 Comcast /1/                                             175,570               5,395,266
CHEMICALS-DIVERSIFIED (1.22%)
 Dow Chemical                                             40,070               1,921,357
 FMC /1/                                                  30,800               1,862,784
 PPG Industries                                           43,770               2,846,363
                                                                               6,630,504
COMMERCIAL BANKS (1.45%)
 Associated Banc-Corp                                     42,260               1,439,376
 Bank of Hawaii                                           36,570               1,877,870
 City National                                            25,850               1,888,859
 UnionBanCal                                              36,919               2,633,801
                                                                               7,839,906
COMPUTERS (1.64%)
 Hewlett-Packard                                         360,170               8,867,385
COMPUTERS-INTEGRATED SYSTEMS (0.30%)
 NCR /1/                                                  47,400               1,645,254
COMPUTERS-MEMORY DEVICES (0.21%)
 Network Appliance /1/                                    45,190               1,152,797
CONTAINERS-METAL & GLASS (0.36%)
 Ball                                                     51,398               1,950,554
COSMETICS & TOILETRIES (0.36%)
 Colgate-Palmolive                                        37,160               1,967,250
                                            Shares

                                            Held                               Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (1.69%)
                                                                            $
 Eaton                                                    36,300               2,371,842
 General Electric                                        145,540               5,021,130
 ITT Industries                                           16,740               1,781,136
                                                                               9,174,108
ELECTRIC PRODUCTS-MISCELLANEOUS (0.26%)
 Ametek                                                   34,150               1,406,980
ELECTRIC-INTEGRATED (4.57%)
 Allegheny Energy /1/                                     73,850               2,104,725
 Constellation Energy Group                               58,860               3,543,960
 Edison International                                    107,060               4,376,613
 Exelon                                                  100,700               5,389,464
 FirstEnergy                                              26,370               1,312,699
 PPL                                                      39,860               2,454,579
 TECO Energy                                              98,070               1,859,407
 TXU                                                      16,487               1,428,434
 Xcel Energy                                             118,410               2,298,338
                                                                              24,768,219
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.46%)
 Freescale Semiconductor /1/                              96,880               2,494,660
ENGINES-INTERNAL COMBUSTION (0.33%)
 Cummins                                                  20,990               1,793,386
ENTERPRISE SOFTWARE & SERVICE (0.39%)
 Oracle /1/                                              156,370               2,123,505
FINANCE-AUTO LOANS (0.59%)
 AmeriCredit /1/                                          68,660               1,834,595
 WFS Financial /1/                                        22,902               1,373,891
                                                                               3,208,486
FINANCE-COMMERCIAL (0.30%)
 CapitalSource /1/                                        82,700               1,619,266
FINANCE-CREDIT CARD (0.83%)
 Capital One Financial                                    29,950               2,470,875
 Providian Financial /1/                                 108,080               2,042,712
                                                                               4,513,587
FINANCE-INVESTMENT BANKER & BROKER (8.30%)
 Bear Stearns                                             34,540               3,526,879
 Citigroup                                               412,514              17,944,359
 JP Morgan Chase                                         260,128               9,140,898
 Lehman Brothers Holdings                                 49,556               5,209,822
 Merrill Lynch                                           124,120               7,295,774
 Morgan Stanley                                           34,610               1,836,061
                                                                              44,953,793
FINANCE-MORTGAGE LOAN/BANKER (1.39%)
 Countrywide Financial                                   113,301               4,078,836
 Federal Home Loan Mortgage                               20,150               1,275,092
 Federal National Mortgage Association                    38,950               2,175,747
                                                                               7,529,675
FINANCIAL GUARANTEE INSURANCE (0.49%)
 MGIC Investment                                          38,910               2,668,448
FOOD-FLOUR & GRAIN (0.57%)
 Archer Daniels Midland                                  135,260               3,102,864
                                            Shares

                                            Held                               Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MEAT PRODUCTS (0.07%)
                                                                            $
 Hormel Foods                                             13,093                 387,684
FOOD-MISCELLANEOUS/DIVERSIFIED (0.32%)
 Kellogg                                                  37,980               1,720,874
GAS-DISTRIBUTION (0.77%)
 Energen                                                  51,900               1,821,690
 UGI                                                      80,840               2,371,846
                                                                               4,193,536
HOTELS & MOTELS (0.72%)
 Hilton Hotels                                            71,440               1,768,140
 Starwood Hotels & Resorts Worldwide                      33,880               2,145,282
                                                                               3,913,422
HUMAN RESOURCES (0.31%)
 Robert Half International                                48,798               1,653,764
INTERNET SECURITY (0.30%)
 VeriSign /1/                                             61,900               1,628,589
INVESTMENT COMPANIES (0.36%)
 American Capital Strategies                              51,780               1,948,481
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.31%)
 Nuveen Investments                                       43,720               1,661,360
LIFE & HEALTH INSURANCE (2.10%)
 Cigna                                                    34,170               3,647,647
 Genworth Financial                                       64,450               2,021,152
 Prudential Financial                                     85,110               5,693,859
                                                                              11,362,658
MEDICAL PRODUCTS (0.31%)
 Zimmer Holdings /1/                                      20,550               1,692,498
MEDICAL-BIOMEDICAL/GENE (0.66%)
 Charles River Laboratories International
  /1/                                                     36,090               1,757,583
 Invitrogen /1/                                           21,010               1,802,028
                                                                               3,559,611
MEDICAL-DRUGS (4.70%)
 Merck                                                    55,960               1,738,118
 Pfizer /2/                                              710,700              18,833,550
 Wyeth                                                   106,040               4,851,330
                                                                              25,422,998
MEDICAL-HMO (1.57%)
 Aetna                                                    23,850               1,845,990
 Pacificare Health Systems /1/                            28,660               2,183,892
 WellPoint /1/                                            62,930               4,451,668
                                                                               8,481,550
METAL PROCESSORS & FABRICATION (0.38%)
 Precision Castparts                                      22,640               2,037,147
METAL-COPPER (0.43%)
 Phelps Dodge                                             21,650               2,304,642
METAL-DIVERSIFIED (0.31%)
 Freeport-McMoRan Copper & Gold                           41,900               1,687,732
MISCELLANEOUS INVESTING (3.66%)
 AMB Property                                             42,200               1,940,778
                                            Shares

                                            Held                               Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                            $
 Archstone-Smith Trust                                    60,720               2,580,600
 CBL & Associates Properties                              43,980               2,017,802
 Kimco Realty                                             43,530               2,858,180
 Pan Pacific Retail Properties                            28,800               2,001,888
 Simon Property Group                                     42,290               3,372,205
 Ventas                                                   58,120               1,876,695
 Vornado Realty Trust                                     35,600               3,155,584
                                                                              19,803,732
MONEY CENTER BANKS (3.04%)
 Bank of America                                         377,616              16,464,058
MULTI-LINE INSURANCE (3.33%)
 Allstate                                                101,398               6,211,641
 American International Group                             91,210               5,490,842
 Assurant                                                 50,090               1,850,826
 Hartford Financial Services Group                        55,460               4,468,412
                                                                              18,021,721
MULTIMEDIA (3.16%)
 McGraw-Hill                                              45,780               2,106,338
 Time Warner /1/                                         529,330               9,009,196
 Walt Disney                                             234,100               6,002,324
                                                                              17,117,858
OIL COMPANY-EXPLORATION & PRODUCTION (2.62%)
 Anadarko Petroleum                                       50,510               4,462,558
 Apache                                                   67,720               4,632,048
 Devon Energy                                             90,720               5,088,485
                                                                              14,183,091
OIL COMPANY-INTEGRATED (12.00%)
 Amerada Hess                                             25,890               3,051,395
 ChevronTexaco                                           209,164              12,133,604
 ConocoPhillips                                          164,978              10,325,973
 Exxon Mobil /2/                                         577,232              33,912,380
 Occidental Petroleum                                     67,622               5,563,938
                                                                              64,987,290
OPTICAL SUPPLIES (0.36%)
 Bausch & Lomb                                            23,000               1,946,950
PAPER & RELATED PRODUCTS (0.60%)
 Georgia-Pacific                                          94,800               3,237,420
PIPELINES (1.09%)
 Equitable Resources                                      27,300               1,939,665
 National Fuel Gas                                        61,570               1,871,728
 Questar                                                  29,416               2,064,415
                                                                               5,875,808
POULTRY (0.36%)
 Pilgrim's Pride                                          52,070               1,970,850
PROPERTY & CASUALTY INSURANCE (1.70%)
 Commerce Group                                           27,970               1,743,929
 St. Paul Travelers                                      123,000               5,414,460
 W.R. Berkley                                             54,555               2,041,994
                                                                               9,200,383
PUBLICLY TRADED INVESTMENT FUND (1.15%)
 iShares Russell 1000 Value Index Fund                    90,800               6,230,696
                                            Shares

                                            Held                               Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (6.89%)
                                                                            $
 Comerica                                                 52,180               3,188,198
 KeyCorp                                                 110,170               3,772,221
 PNC Financial Services Group                             60,500               3,316,610
 SunTrust Banks                                           68,700               4,995,864
 U.S. Bancorp                                             66,350               1,994,481
 Wachovia                                                187,274               9,434,864
 Wells Fargo                                             172,790              10,598,939
                                                                              37,301,177
RETAIL-APPAREL & SHOE (0.66%)
 American Eagle Outfitters                                54,370               1,791,491
 Nordstrom                                                47,660               1,763,897
                                                                               3,555,388
RETAIL-BUILDING PRODUCTS (0.33%)
 Home Depot                                               40,470               1,760,850
RETAIL-MAJOR DEPARTMENT STORE (0.56%)
 J.C. Penney                                              53,520               3,004,613
RETAIL-REGIONAL DEPARTMENT STORE (0.68%)
 Federated Department Stores                              48,210               3,657,693
RETAIL-RESTAURANTS (0.37%)
 Darden Restaurants                                       57,970               2,011,559
SAVINGS & LOANS-THRIFTS (0.54%)
 Golden West Financial                                    44,870               2,921,934
STEEL PRODUCERS (0.29%)
 United States Steel                                      37,440               1,596,816
TELEPHONE-INTEGRATED (5.49%)
 ALLTEL                                                   71,760               4,772,040
 AT&T                                                    174,390               3,452,922
 BellSouth                                                58,640               1,618,464
 SBC Communications                                      396,720               9,699,804
 Verizon Communications                                  297,493              10,183,185
                                                                              29,726,415
TOBACCO (2.18%)
 Altria Group                                            144,850               9,699,156
 Loews - Carolina Group                                   53,610               2,087,037
                                                                              11,786,193
TRANSPORT-RAIL (0.76%)
 Burlington Northern Santa Fe                             75,470               4,094,247
                                            TOTAL COMMON STOCKS              530,416,072


                                            Principal

                                            Amount                             Value

-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.77%)
FINANCE-MORTGAGE LOAN/BANKER (1.77%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                       $                    $
  3.10%; 08/01/05                                      9,556,911               9,556,911
                                         TOTAL COMMERCIAL PAPER                9,556,911
                                                                            ------------

                           TOTAL PORTFOLIO INVESTMENTS (99.74%)              539,972,983
CASH AND RECEIVABLES, NET OF LIABILITIES (0.26%)                               1,429,118
                                     TOTAL NET ASSETS (100.00%)             $541,402,101
                                                                            --------------


                            SCHEDULE OF INVESTMENTS
                              LARGECAP VALUE FUND

                           JULY 31, 2005 (UNAUDITED)


                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
31 Russell 1000    Buy       $10,280,125   $10,413,675     $133,550
September 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $560,000 or 0.10% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 62,508,565
Unrealized Depreciation                        (9,225,855)
                                             ------------
Net Unrealized Appreciation (Depreciation)     53,282,710
Cost for federal income tax purposes         $486,690,273

                            SCHEDULE OF INVESTMENTS
                               MIDCAP BLEND FUND

                           JULY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (99.13%)
AEROSPACE & DEFENSE EQUIPMENT (1.41%)
                                                                                $
 Alliant Techsystems /1/                                     142,853              10,428,269
AGRICULTURAL OPERATIONS (0.61%)
 Delta & Pine Land                                           167,867               4,490,442
APPAREL MANUFACTURERS (0.88%)
 Polo Ralph Lauren                                           131,493               6,474,715
APPLICATIONS SOFTWARE (1.08%)
 Intuit /1/                                                  166,768               8,004,864
BROADCASTING SERVICES & PROGRAMMING (2.53%)
 Discovery Holding /1/                                       123,746               1,765,854
 Liberty Global /1/                                          124,846               5,922,694
 Liberty Media /1/                                         1,251,144              10,997,556
                                                                                  18,686,104
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.24%)
 Vulcan Materials                                            130,703               9,180,579
BUILDING PRODUCTS-WOOD (0.94%)
 Rayonier                                                    121,252               6,916,214
CASINO HOTELS (1.79%)
 Harrah's Entertainment                                      167,568              13,194,304
COMMERCIAL BANKS (5.84%)
 M&T Bank                                                     78,957               8,567,624
 Marshall & Ilsley                                            98,995               4,545,851
 North Fork Bancorp                                          366,988              10,051,801
 TCF Financial                                               728,162              20,002,610
                                                                                  43,167,886
COMMERCIAL SERVICE-FINANCE (3.18%)
 Dun & Bradstreet /1/                                         96,801               6,130,407
 MoneyGram International                                     207,243               4,360,393
 Paychex                                                     371,712              12,976,466
                                                                                  23,467,266
COMMERCIAL SERVICES (4.23%)
 Arbitron                                                    265,353              11,012,150
 Iron Mountain /1/                                           123,875               4,247,674
 Magellan Health Services /1/                                104,804               3,754,079
 ServiceMaster                                               382,305               5,252,871
 Weight Watchers International /1/                           123,276               7,004,542
                                                                                  31,271,316
COMPUTER SERVICES (1.00%)
 DST Systems /1/                                             145,460               7,383,550
COMPUTERS-INTEGRATED SYSTEMS (3.26%)
 Diebold                                                     216,952              10,778,175
 NCR /1/                                                     383,026              13,294,833
                                                                                  24,073,008
COMPUTERS-PERIPHERAL EQUIPMENT (0.66%)
 Lexmark International /1/                                    77,815               4,879,000
DATA PROCESSING & MANAGEMENT (1.36%)
 Certegy                                                     154,909               5,362,949
 Reynolds & Reynolds                                         167,865               4,696,863
                                                                                  10,059,812
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DENTAL SUPPLIES & EQUIPMENT (1.08%)
                                                                                $
 Dentsply International                                      142,590               7,949,392
DIVERSIFIED MANUFACTURING OPERATIONS (0.90%)
 Dover                                                       151,074               6,233,313
 Lancaster Colony                                             10,119                 447,564
                                                                                   6,680,877
DIVERSIFIED OPERATIONS (1.51%)
 Brascan                                                     299,209              11,184,432
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (1.15%)
 Aramark                                                     304,374               8,473,772
ELECTRIC-INTEGRATED (1.81%)
 Ameren                                                      148,706               8,271,028
 Scana                                                       121,128               5,091,010
                                                                                  13,362,038
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.77%)
 Gentex                                                    1,147,312              20,445,100
FOOD-CANNED (1.06%)
 Del Monte Foods /1/                                         693,771               7,797,986
FOOD-MISCELLANEOUS/DIVERSIFIED (0.46%)
 McCormick                                                    97,940               3,406,353
GOLD MINING (1.14%)
 Newmont Mining                                              224,402               8,426,295
HOSPITAL BEDS & EQUIPMENT (0.87%)
 Hillenbrand Industries                                      125,308               6,442,084
INSURANCE BROKERS (1.14%)
 Aon                                                         202,610               5,154,399
 Arthur J. Gallagher                                         117,833               3,286,362
                                                                                   8,440,761
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.55%)
 Eaton Vance                                                 164,022               4,030,021
LIFE & HEALTH INSURANCE (2.11%)
 Aflac                                                       247,541              11,164,099
 Torchmark                                                    84,461               4,414,777
                                                                                  15,578,876
LINEN SUPPLY & RELATED ITEMS (3.09%)
 Cintas                                                      514,728              22,817,892
LOTTERY SERVICES (1.84%)
 GTECH Holdings                                              453,217              13,578,381
MACHINERY-PRINT TRADE (1.95%)
 Zebra Technologies /1/                                      370,369              14,444,391
MEDICAL INFORMATION SYSTEM (0.42%)
 IMS Health                                                  115,139               3,135,235
MEDICAL INSTRUMENTS (1.61%)
 Beckman Coulter                                             109,927               5,973,433
 Biomet                                                      155,004               5,910,303
                                                                                  11,883,736
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL LABORATORY & TESTING SERVICE (1.42%)
                                                                                $
 Laboratory Corp. of America Holdings /1/                    207,262              10,501,966
MEDICAL PRODUCTS (1.60%)
 Varian Medical Systems /1/                                  301,023              11,818,163
MEDICAL-DRUGS (3.41%)
 Medimmune /1/                                               326,599               9,278,678
 Shire Pharmaceuticals Group                                 188,392               6,593,720
 Valeant Pharmaceuticals International                       473,552               9,343,181
                                                                                  25,215,579
MEDICAL-HMO (1.00%)
 Coventry Health Care /1/                                    104,328               7,379,119
METAL-DIVERSIFIED (1.27%)
 Freeport-McMoRan Copper & Gold                              233,647               9,411,301
MISCELLANEOUS INVESTING (0.57%)
 CenterPoint Properties Trust                                 95,195               4,175,253
MULTI-LINE INSURANCE (1.32%)
 Loews                                                       116,346               9,730,016
MULTIMEDIA (0.75%)
 E.W. Scripps                                                109,619               5,539,048
NON-HAZARDOUS WASTE DISPOSAL (1.21%)
 Republic Services                                           246,324               8,929,245
OFFICE AUTOMATION & EQUIPMENT (0.61%)
 Pitney Bowes                                                100,457               4,478,373
OIL COMPANY-EXPLORATION & PRODUCTION (2.98%)
 Encore Acquisition /1/                                      206,557               6,514,808
 Pioneer Natural Resources                                   181,927               7,882,897
 XTO Energy                                                  217,553               7,633,934
                                                                                  22,031,639
OIL-FIELD SERVICES (2.21%)
 BJ Services                                                 180,066              10,982,225
 Weatherford International /1/                                84,743               5,362,537
                                                                                  16,344,762
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.69%)
 Eastman Kodak                                               190,327               5,089,344
PIPELINES (2.67%)
 Equitable Resources                                         104,627               7,433,748
 Questar                                                     175,230              12,297,642
                                                                                  19,731,390
POWER CONVERTER & SUPPLY EQUIPMENT (1.27%)
 American Power Conversion                                   333,190               9,365,971
PROPERTY & CASUALTY INSURANCE (4.01%)
 Fidelity National Financial                                 324,382              12,780,651
 Markel /1/                                                   20,628               6,931,008
 Mercury General                                             172,236               9,939,739
                                                                                  29,651,398
PUBLISHING-NEWSPAPERS (1.15%)
 Washington Post                                               9,551               8,488,929
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REAL ESTATE OPERATOR & DEVELOPER (0.77%)
                                                                                $
 Forest City Enterprises                                     159,070               5,724,929
REINSURANCE (1.41%)
 Everest Re Group                                            107,121              10,433,585
RETAIL-AUTOMOBILE (2.33%)
 Carmax /1/                                                  589,763              17,232,875
RETAIL-DISCOUNT (1.60%)
 TJX                                                         502,629              11,816,808
RETAIL-JEWELRY (1.15%)
 Tiffany                                                     250,746               8,532,886
RETAIL-RESTAURANTS (1.74%)
 Yum! Brands                                                 245,593              12,856,794
SCHOOLS (1.53%)
 Strayer Education                                           114,672              11,287,165
TELEPHONE-INTEGRATED (2.42%)
 Citizens Communications                                     958,641              12,596,543
 Telephone & Data Systems                                    137,362               5,247,228
                                                                                  17,843,771
TEXTILE-HOME FURNISHINGS (1.23%)
 Mohawk Industries /1/                                       103,574               9,095,869
TOYS (0.78%)
 Mattel                                                      308,083               5,745,748
TRANSPORT-TRUCK (0.56%)
 Heartland Express                                           200,100               4,164,081
                                                TOTAL COMMON STOCKS              732,370,958


















                                                Principal

                                                Amount                             Value

---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.46%)
FINANCE-MORTGAGE LOAN/BANKER (0.46%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                           $                    $
  3.10%; 08/01/05                                          3,392,888               3,392,888
                                             TOTAL COMMERCIAL PAPER                3,392,888
                                                                                ------------

                               TOTAL PORTFOLIO INVESTMENTS (99.59%)              735,763,846
CASH AND RECEIVABLES, NET OF LIABILITIES (0.41%)                                   3,036,632
                                         TOTAL NET ASSETS (100.00%)             $738,800,478
                                                                                --------------



                                       93


                            SCHEDULE OF INVESTMENTS
                               MIDCAP BLEND FUND

                           JULY 31, 2005 (UNAUDITED)


/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $143,343,559
Unrealized Depreciation                       (11,713,922)
                                             ------------
Net Unrealized Appreciation (Depreciation)    131,629,637
Cost for federal income tax purposes         $604,134,209

                            SCHEDULE OF INVESTMENTS
                               MIDCAP GROWTH FUND

                           JULY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (95.86%)
ADVERTISING SERVICES (2.25%)
                                                                             $
 Getty Images /1/                                           5,289                427,087
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.43%)
 Oshkosh Truck                                              3,200                271,360
BUILDING-HEAVY CONSTRUCTION (2.02%)
 Washington Group International /1/                         7,100                382,974
CASINO SERVICES (2.02%)
 Scientific Games /1/                                      13,982                382,827
CELLULAR TELECOMMUNICATIONS (2.20%)
 Alamosa Holdings /1/                                      26,061                418,540
COMPUTERS-MEMORY DEVICES (1.02%)
 SanDisk /1/                                                5,700                192,774
CONTAINERS-METAL & GLASS (2.44%)
 Owens-Illinois /1/                                        18,079                463,726
DATA PROCESSING & MANAGEMENT (2.09%)
 Global Payments                                            2,600                172,224
 NAVTEQ /1/                                                 5,093                223,939
                                                                                 396,163
DECISION SUPPORT SOFTWARE (2.07%)
 Cognos /1/                                                10,073                394,056
DISPOSABLE MEDICAL PRODUCTS (1.98%)
 C.R. Bard                                                  5,627                375,827
E-COMMERCE-SERVICES (3.82%)
 Monster Worldwide /1/                                     15,533                471,737
 WebMD /1/                                                 24,000                254,640
                                                                                 726,377
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.39%)
 Broadcom /1/                                              15,076                644,801
ELECTRONIC MEASUREMENT INSTRUMENTS (1.98%)
 Trimble Navigation /1/                                     9,645                375,769
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (2.15%)
 Fluor                                                      6,400                408,320
FINANCE-INVESTMENT BANKER & BROKER (2.41%)
 Legg Mason                                                 4,489                458,551
FOOD-DAIRY PRODUCTS (2.93%)
 Dean Foods /1/                                            15,600                556,920
HOTELS & MOTELS (2.44%)
 Hilton Hotels                                             18,747                463,988
INDUSTRIAL AUTOMATION & ROBOTS (1.00%)
 UNOVA /1/                                                  6,900                190,095
INTERNET SECURITY (2.65%)
 VeriSign /1/                                              19,118                502,995
INVESTMENT MANAGEMENT & ADVISORY SERVICES (2.03%)
 T. Rowe Price Group                                        5,812                385,626
LEISURE & RECREATION PRODUCTS (1.53%)
 Brunswick                                                  6,253                291,140
                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (1.00%)
                                                                             $
 Zimmer Holdings /1/                                        2,304                189,757
MEDICAL-DRUGS (0.99%)
 Sepracor /1/                                               3,600                188,460
MEDICAL-HMO (0.93%)
 Sierra Health Services /1/                                 2,612                176,153
MEDICAL-HOSPITALS (1.02%)
 Triad Hospitals /1/                                        3,900                193,713
OIL & GAS DRILLING (3.29%)
 Diamond Offshore Drilling                                  5,606                319,878
 Noble                                                      4,539                304,930
                                                                                 624,808
OIL COMPANY-EXPLORATION & PRODUCTION (6.63%)
 EOG Resources                                              8,584                524,482
 Quicksilver Resources /1/                                 10,069                426,523
 Southwestern Energy /1/                                    5,600                308,616
                                                                               1,259,621
OPTICAL SUPPLIES (1.47%)
 Bausch & Lomb                                              3,295                278,922
RADIO (4.87%)
 Sirius Satellite Radio /1/                                60,292                411,191
 XM Satellite Radio Holdings /1/                           14,423                513,892
                                                                                 925,083
REAL ESTATE MANAGEMENT & SERVICES (1.88%)
 CB Richard Ellis Group /1/                                 7,749                356,764
RETAIL-APPAREL & SHOE (5.45%)
 Abercrombie & Fitch                                        3,837                276,456
 American Eagle Outfitters                                  9,386                309,269
 Chico's FAS /1/                                           11,182                448,510
                                                                               1,034,235
RETAIL-BEDDING (1.47%)
 Bed Bath & Beyond /1/                                      6,100                279,990
RETAIL-RESTAURANTS (4.36%)
 Darden Restaurants                                        11,800                409,460
 Panera Bread /1/                                           7,190                418,818
                                                                                 828,278
SEMICONDUCTOR EQUIPMENT (1.02%)
 ASML Holding /1/                                          11,000                193,600
TELECOMMUNICATION EQUIPMENT (7.52%)
 Adtran                                                    15,400                412,104
 Comverse Technology /1/                                   14,589                368,956
 Harris                                                    17,439                646,464
                                                                               1,427,524
TELECOMMUNICATION SERVICES (1.05%)
 Amdocs /1/                                                 6,700                198,923
 McLeodUSA /1/ /2/                                        109,825                      -
                                                                                 198,923
VETERINARY DIAGNOSTICS (1.40%)
 VCA Antech /1/                                            11,200                265,888
                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (5.66%)
                                                                             $
 American Tower /1/                                        10,022                230,306
 Crown Castle International /1/                            18,100                393,856
 Spectrasite /1/                                            5,509                450,085
                                                                               1,074,247
                                             TOTAL COMMON STOCKS              18,205,882

                                              Principal

                                              Amount                            Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.83%)
FINANCE-MORTGAGE LOAN/BANKER (4.83%)
 Investment in Joint Trading Account;
 Federal Home Loan Bank
                                                         $                   $
  3.10%; 08/01/05                                         917,912                917,912
                                          TOTAL COMMERCIAL PAPER                 917,912
                                                                             -----------

                           TOTAL PORTFOLIO INVESTMENTS (100.69%)              19,123,794
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.69%)                               (130,433)
                                      TOTAL NET ASSETS (100.00%)             $18,993,361
                                                                             --------------

                            SCHEDULE OF INVESTMENTS
                               MIDCAP GROWTH FUND

                           JULY 31, 2005 (UNAUDITED)


/1 //Non-income producing security./
/2 //Market value is determined in accordance with procedures established
   //in good faith by the Board of Directors. At the end of the period, these //securities had no value.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 2,476,682
Unrealized Depreciation                         (295,057)
                                             -----------
Net Unrealized Appreciation (Depreciation)     2,181,625
Cost for federal income tax purposes         $16,942,169

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND

                           JULY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (96.62%)
AEROSPACE & DEFENSE (0.17%)
                                                                              $
 Titan /1/                                                   6,862                158,444
AEROSPACE & DEFENSE EQUIPMENT (0.28%)
 Alliant Techsystems /1/                                     2,968                216,664
 Sequa /1/                                                     678                 49,792
                                                                                  266,456
AIRLINES (0.33%)
 AirTran Holdings /1/                                        6,983                 79,886
 Alaska Air Group /1/                                        2,077                 72,653
 JetBlue Airways /1/                                         7,900                165,900
                                                                                  318,439
APPLICATIONS SOFTWARE (0.21%)
 Keane /1/                                                   4,516                 56,631
 National Instruments                                        5,378                147,626
                                                                                  204,257
AUCTION HOUSE & ART DEALER (0.24%)
 ADESA                                                       7,186                173,901
 Sotheby's Holdings /1/                                      3,872                 58,119
                                                                                  232,020
AUDIO & VIDEO PRODUCTS (0.46%)
 Harman International Industries                             5,147                442,385
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.73%)
 ArvinMeritor                                                5,640                107,555
 BorgWarner                                                  4,544                264,324
 Lear                                                        5,397                230,830
 Modine Manufacturing                                        2,627                 94,756
                                                                                  697,465
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.00%)
 Proliance International /1/                                   619                  3,895
BATTERIES & BATTERY SYSTEMS (0.38%)
 Energizer Holdings /1/                                      5,750                367,425
BEVERAGES-NON-ALCOHOLIC (0.23%)
 PepsiAmericas                                               8,388                216,243
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.10%)
 Dycom Industries /1/                                        3,929                 95,868
BUILDING PRODUCTS-AIR & HEATING (0.15%)
 York International                                          3,378                144,342
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.28%)
 Martin Marietta Materials                                   3,749                272,515
BUILDING PRODUCTS-WOOD (0.24%)
 Rayonier                                                    4,043                230,613
BUILDING-HEAVY CONSTRUCTION (0.11%)
 Granite Construction                                        2,987                102,215
BUILDING-MAINTENANCE & SERVICE (0.09%)
 Rollins                                                     3,958                 82,683
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.14%)
 Thor Industries                                             3,689                132,066
BUILDING-RESIDENTIAL & COMMERCIAL (2.01%)
 Hovnanian Enterprises /1/                                   3,925                277,419
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
                                                                              $
 Lennar /2/                                                 11,634                782,619
 Ryland Group                                                3,789                306,151
 Toll Brothers /1/                                          10,085                558,911
                                                                                1,925,100
CAPACITORS (0.06%)
 KEMET /1/                                                   6,967                 58,383
CASINO HOTELS (0.30%)
 Boyd Gaming                                                 5,402                283,281
CHEMICALS-DIVERSIFIED (0.82%)
 FMC /1/                                                     3,018                182,529
 Lyondell Chemical                                          17,776                496,661
 Olin                                                        5,725                105,054
                                                                                  784,244
CHEMICALS-SPECIALTY (1.30%)
 Albemarle                                                   3,746                142,723
 Cabot                                                       5,063                175,129
 Cabot Microelectronics /1/                                  1,987                 59,749
 Chemtura                                                   18,761                295,298
 Cytec Industries                                            3,476                157,741
 Ferro                                                       3,371                 75,847
 Lubrizol                                                    5,453                239,932
 Minerals Technologies                                       1,650                102,696
                                                                                1,249,115
COAL (0.96%)
 Arch Coal                                                   5,099                290,235
 Peabody Energy                                              9,572                629,263
                                                                                  919,498
COATINGS & PAINT (0.40%)
 RPM International                                           9,453                177,244
 Valspar                                                     4,102                201,244
                                                                                  378,488
COMMERCIAL BANKS (3.67%)
 Associated Banc-Corp                                       10,276                350,001
 Bank of Hawaii                                              4,211                216,235
 City National                                               3,630                265,244
 Colonial BancGroup                                         12,476                290,316
 Commerce Bancorp.                                          13,039                442,413
 Cullen/Frost Bankers                                        3,921                196,442
 FirstMerit                                                  6,726                190,279
 Greater Bay Bancorp                                         4,116                107,963
 Hibernia                                                   12,622                426,876
 Mercantile Bankshares                                       6,395                355,818
 SVB Financial Group /1/                                     2,855                146,576
 TCF Financial                                              10,120                277,996
 Texas Regional Bancshares                                   3,311                 98,204
 Westamerica Bancorp.                                        2,638                144,430
                                                                                3,508,793
COMMERCIAL SERVICE-FINANCE (0.68%)
 Deluxe                                                      4,065                162,600
 Dun & Bradstreet /1/                                        5,479                346,985
 MoneyGram International                                     6,947                146,165
                                                                                  655,750
                                              Shares

                                              Held                               Value

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COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (0.66%)
                                                                              $
 Alliance Data Systems /1/                                   5,365                228,388
 Corporate Executive Board                                   3,327                268,422
 Plexus /1/                                                  3,488                 50,332
 Quanta Services /1/                                         7,858                 82,666
                                                                                  629,808
COMPUTER AIDED DESIGN (0.37%)
 Cadence Design Systems /1/                                 22,070                355,106
COMPUTER SERVICES (1.43%)
 Anteon International /1/                                    2,584                121,319
 BISYS Group /1/                                             9,718                152,864
 Ceridian /1/                                               12,047                252,144
 Cognizant Technology Solutions /1/                         10,892                534,579
 DST Systems /1/                                             6,109                310,093
                                                                                1,370,999
COMPUTERS-INTEGRATED SYSTEMS (0.78%)
 Diebold                                                     5,742                285,262
 Jack Henry & Associates                                     6,542                125,999
 McData /1/                                                 12,689                 61,415
 Mentor Graphics /1/                                         6,285                 58,513
 Synopsys /1/                                               11,560                213,976
                                                                                  745,165
COMPUTERS-MEMORY DEVICES (1.24%)
 Imation                                                     2,706                117,305
 SanDisk /1/                                                14,572                492,825
 Storage Technology /1/                                      8,633                317,090
 Western Digital /1/                                        17,126                256,719
                                                                                1,183,939
CONSULTING SERVICES (0.08%)
 Gartner /1/                                                 6,950                 72,072
CONSUMER PRODUCTS-MISCELLANEOUS (0.51%)
 American Greetings                                          5,512                140,225
 Blyth                                                       2,834                 79,012
 Scotts Miracle-Gro /1/                                      2,235                175,224
 Tupperware                                                  4,548                 97,009
                                                                                  491,470
CONTAINERS-PAPER & PLASTIC (0.48%)
 Longview Fibre                                              4,109                 91,959
 Packaging Corp. of America                                  6,827                145,074
 Sonoco Products                                             7,982                221,900
                                                                                  458,933
DATA PROCESSING & MANAGEMENT (1.36%)
 Acxiom                                                      7,073                142,592
 Certegy                                                     4,973                172,165
 Choicepoint /1/                                             7,257                316,405
 CSG Systems International /1/                               4,051                 75,551
 Fair, Isaac                                                 5,427                204,218
 Reynolds & Reynolds                                         4,636                129,716
 SEI Investments                                             6,667                257,746
                                                                                1,298,393
DECISION SUPPORT SOFTWARE (0.11%)
 Wind River Systems /1/                                      6,357                108,641
                                              Shares

                                              Held                               Value

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COMMON STOCKS (CONTINUED)
DENTAL SUPPLIES & EQUIPMENT (0.87%)
                                                                              $
 Dentsply International                                      6,078                338,849
 Patterson /1/                                              11,054                493,008
                                                                                  831,857
DIAGNOSTIC EQUIPMENT (0.43%)
 Cytyc /1/                                                   9,168                228,833
 Gen-Probe /1/                                               4,066                179,270
                                                                                  408,103
DIALYSIS CENTERS (0.27%)
 Renal Care Group /1/                                        5,470                256,816
DIRECT MARKETING (0.26%)
 Catalina Marketing                                          3,824                 91,509
 Harte-Hanks                                                 5,706                155,203
                                                                                  246,712
DISTRIBUTION-WHOLESALE (0.95%)
 CDW                                                         5,838                361,956
 Fastenal                                                    5,493                360,561
 Tech Data /1/                                               4,726                183,274
                                                                                  905,791
DIVERSIFIED MANUFACTURING OPERATIONS (1.88%)
 Brink's                                                     4,564                165,034
 Carlisle                                                    2,505                164,979
 Crane                                                       4,457                138,836
 Federal Signal                                              3,893                 68,127
 Harsco                                                      3,346                201,596
 Lancaster Colony                                            2,429                107,435
 Pentair                                                     8,176                328,430
 SPX                                                         6,045                295,480
 Teleflex                                                    3,109                206,220
 Trinity Industries                                          3,424                126,859
                                                                                1,802,996
ELECTRIC PRODUCTS-MISCELLANEOUS (0.24%)
 Ametek                                                      5,603                230,844
ELECTRIC-INTEGRATED (4.73%)
 Alliant Energy                                              9,349                272,056
 Black Hills                                                 2,618                104,406
 DPL /2/                                                    10,176                280,858
 Duquesne Light Holdings                                     6,238                121,017
 Energy East                                                11,848                330,204
 Great Plains Energy                                         5,999                194,728
 Hawaiian Electric Industries                                6,500                175,045
 Idacorp                                                     3,394                106,741
 MDU Resources Group                                         9,526                292,448
 Northeast Utilities                                        10,409                224,626
 NSTAR                                                       8,583                260,322
 OGE Energy                                                  7,256                220,437
 Pepco Holdings                                             15,187                362,514
 PNM Resources                                               5,552                163,173
 Puget Energy                                                8,048                188,162
 Scana                                                       9,131                383,776
 Sierra Pacific Resources /1/                                9,458                122,765
 Westar Energy                                               6,968                169,531
 Wisconsin Energy                                            9,411                377,852
                                              Shares

                                              Held                               Value

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COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                              $
 WPS Resources                                               3,042                175,706
                                                                                4,526,367
ELECTRONIC COMPONENTS & ACCESSORIES (0.13%)
 Integrated Circuit Systems /1/                              5,628                123,141
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.45%)
 Gentex                                                     12,546                223,570
 Vishay Intertechnology /1/                                 14,479                202,995
                                                                                  426,565
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.68%)
 Cree /1/                                                    6,053                179,471
 Fairchild Semiconductor International /1/                   9,629                162,345
 International Rectifier /1/                                 5,187                244,048
 Intersil Holding                                           12,297                238,193
 Lattice Semiconductor /1/                                   9,139                 47,066
 Microchip Technology                                       16,772                521,106
 Semtech /1/                                                 5,946                109,169
 Silicon Laboratories /1/                                    3,654                106,953
                                                                                1,608,351
ELECTRONIC CONNECTORS (0.50%)
 Amphenol                                                    7,096                316,056
 Thomas & Betts /1/                                          4,826                162,974
                                                                                  479,030
ELECTRONIC PARTS DISTRIBUTION (0.61%)
 Arrow Electronics /1/                                       9,466                284,169
 Avnet /1/                                                  11,638                304,683
                                                                                  588,852
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.28%)
 Jacobs Engineering Group /1/                                4,615                271,731
ENTERPRISE SOFTWARE & SERVICE (0.21%)
 Advent Software /1/                                         2,150                 51,665
 Sybase /1/                                                  7,216                153,556
                                                                                  205,221
ENTERTAINMENT SOFTWARE (0.34%)
 Activision /1/                                             16,231                330,139
FIDUCIARY BANKS (0.41%)
 Investors Financial Services                                5,373                184,939
 Wilmington Trust                                            5,432                203,754
                                                                                  388,693
FILTRATION & SEPARATION PRODUCTS (0.21%)
 Donaldson                                                   6,129                199,683
FINANCE-AUTO LOANS (0.33%)
 AmeriCredit /1/                                            11,880                317,434
FINANCE-INVESTMENT BANKER & BROKER (1.62%)
 A.G. Edwards                                                6,195                274,439
 Jefferies Group                                             4,175                172,553
 LaBranche /1/                                               4,633                 35,164
 Legg Mason                                                  8,851                904,130
 Raymond James Financial                                     5,364                160,115
                                                                                1,546,401
FINANCIAL GUARANTEE INSURANCE (0.70%)
 PMI Group                                                   7,523                308,067
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL GUARANTEE INSURANCE (CONTINUED)
                                                                              $
 Radian Group                                                6,932                357,552
                                                                                  665,619
FOOD-CONFECTIONERY (0.34%)
 J.M. Smucker                                                4,699                223,531
 Tootsie Roll Industries                                     3,407                106,605
                                                                                  330,136
FOOD-DAIRY PRODUCTS (0.45%)
 Dean Foods /1/                                             12,106                432,184
FOOD-MEAT PRODUCTS (0.96%)
 Hormel Foods                                                8,451                250,234
 Smithfield Foods /1/                                        8,058                210,475
 Tyson Foods                                                24,462                455,972
                                                                                  916,681
FOOD-MISCELLANEOUS/DIVERSIFIED (0.08%)
 Sensient Technologies                                       3,800                 72,238
FOOD-RETAIL (0.85%)
 Ruddick                                                     3,622                 99,822
 Whole Foods Market                                          5,256                717,497
                                                                                  817,319
FOOTWEAR & RELATED APPAREL (0.17%)
 Timberland /1/                                              4,861                162,260
GAS-DISTRIBUTION (0.87%)
 AGL Resources                                               6,203                238,505
 ONEOK                                                       8,204                286,730
 Vectren                                                     6,120                177,357
 WGL Holdings                                                3,917                134,941
                                                                                  837,533
GOLF (0.09%)
 Callaway Golf                                               5,707                 85,548
HAZARDOUS WASTE DISPOSAL (0.22%)
 Stericycle /1/                                              3,555                206,617
HOME FURNISHINGS (0.09%)
 Furniture Brands International                              4,268                 81,775
HOSPITAL BEDS & EQUIPMENT (0.25%)
 Hillenbrand Industries                                      4,706                241,935
HUMAN RESOURCES (0.59%)
 Kelly Services                                              2,204                 67,046
 Korn/Ferry International /1/                                2,831                 56,337
 Manpower                                                    7,246                346,359
 MPS Group /1/                                               8,339                 98,900
                                                                                  568,642
INDUSTRIAL GASES (0.18%)
 Airgas                                                      5,693                167,943
INSTRUMENTS-SCIENTIFIC (0.11%)
 Varian /1/                                                  2,748                102,968
INSURANCE BROKERS (0.44%)
 Arthur J. Gallagher                                         7,497                209,092
 Brown & Brown                                               5,007                216,903
                                                                                  425,995
                                              Shares

                                              Held                               Value

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COMMON STOCKS (CONTINUED)
INTERNET FINANCIAL SERVICES (0.23%)
                                                                              $
 IndyMac Bancorp                                             5,026                219,184
INTERNET INFRASTRUCTURE EQUIPMENT (0.15%)
 Avocent /1/                                                 3,995                139,266
INTERNET INFRASTRUCTURE SOFTWARE (0.13%)
 F5 Networks /1/                                             3,023                127,510
INTERNET SECURITY (0.75%)
 CheckFree /1/                                               6,839                231,568
 McAfee /1/                                                 13,091                411,057
 RSA Security /1/                                            5,729                 74,191
                                                                                  716,816
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.41%)
 Eaton Vance                                                10,584                260,049
 Waddell & Reed Financial                                    6,730                130,764
                                                                                  390,813
LIFE & HEALTH INSURANCE (0.63%)
 AmerUs Group                                                3,151                162,529
 Protective Life                                             5,600                243,936
 Stancorp Financial Group                                    2,251                194,351
                                                                                  600,816
LOTTERY SERVICES (0.29%)
 GTECH Holdings                                              9,244                276,950
MACHINERY TOOLS & RELATED PRODUCTS (0.15%)
 Kennametal                                                  3,053                145,109
MACHINERY-FARM (0.16%)
 AGCO /1/                                                    7,274                150,499
MACHINERY-GENERAL INDUSTRY (0.14%)
 Nordson                                                     2,641                 88,130
 Tecumseh Products                                           1,487                 44,610
                                                                                  132,740
MACHINERY-PRINT TRADE (0.24%)
 Zebra Technologies /1/                                      5,791                225,849
MACHINERY-PUMPS (0.38%)
 Flowserve /1/                                               4,446                150,542
 Graco                                                       5,566                212,788
                                                                                  363,330
MEDICAL INSTRUMENTS (0.67%)
 Beckman Coulter                                             4,975                270,341
 Edwards Lifesciences /1/                                    4,789                219,671
 Techne /1/                                                  3,093                151,774
                                                                                  641,786
MEDICAL LABORATORY & TESTING SERVICE (0.26%)
 Covance /1/                                                 5,069                251,169
MEDICAL PRODUCTS (0.97%)
 Henry Schein /1/                                            6,978                301,240
 INAMED /1/                                                  2,907                210,525
 Varian Medical Systems /1/                                 10,629                417,295
                                                                                  929,060
MEDICAL STERILIZATION PRODUCT (0.16%)
 STERIS                                                      5,564                151,174
                                              Shares

                                              Held                               Value

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COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (1.23%)
 Charles River Laboratories International                                     $
  /1/                                                        5,363                261,178
 Invitrogen /1/                                              4,178                358,347
 Martek Biosciences /1/                                      2,547                111,024
 Millennium Pharmaceuticals /1/                             24,744                255,606
 Protein Design Labs /1/                                     8,528                194,353
                                                                                1,180,508
MEDICAL-DRUGS (1.05%)
 Cephalon /1/                                                4,669                195,631
 Perrigo                                                     7,171                 99,677
 Sepracor /1/                                                8,428                441,206
 Valeant Pharmaceuticals International                       7,444                146,870
 Vertex Pharmaceuticals /1/                                  7,484                119,370
                                                                                1,002,754
MEDICAL-GENERIC DRUGS (0.93%)
 Barr Pharmaceuticals /1/                                    7,476                354,512
 IVAX /1/                                                   18,643                475,024
 Par Pharmaceutical /1/                                      2,751                 64,428
                                                                                  893,964
MEDICAL-HMO (1.56%)
 Coventry Health Care /1/                                    8,638                610,966
 Health Net /1/                                              9,049                351,101
 Pacificare Health Systems /1/                               7,009                534,086
                                                                                1,496,153
MEDICAL-HOSPITALS (1.01%)
 Community Health Systems /1/                                5,452                210,502
 LifePoint Hospitals /1/                                     4,135                193,353
 Triad Hospitals /1/                                         6,502                322,954
 Universal Health Services                                   4,673                243,183
                                                                                  969,992
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.47%)
 Apria Healthcare Group /1/                                  3,945                133,065
 Lincare Holdings /1/                                        7,967                321,389
                                                                                  454,454
METAL PROCESSORS & FABRICATION (0.62%)
 Precision Castparts                                         5,315                478,244
 Worthington Industries                                      6,433                113,735
                                                                                  591,979
MISCELLANEOUS INVESTING (3.21%)
 AMB Property                                                6,762                310,984
 Developers Diversified Realty                               8,734                425,084
 Highwoods Properties                                        4,321                136,760
 Hospitality Properties Trust                                5,422                240,737
 Liberty Property Trust                                      7,002                314,250
 Macerich                                                    4,797                336,845
 Mack-Cali Realty                                            4,556                218,278
 New Plan Excel Realty Trust                                 8,300                227,254
 Regency Centers                                             5,078                313,312
 United Dominion Realty Trust                               11,016                280,357
 Weingarten Realty Investors                                 6,813                267,615
                                                                                3,071,476
MOTION PICTURES & SERVICES (0.09%)
 Macrovision /1/                                             4,058                 88,586
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (1.32%)
                                                                              $
 Allmerica Financial /1/                                     4,298                167,622
 American Financial Group                                    4,711                159,420
 HCC Insurance Holdings                                      8,422                233,458
 Horace Mann Educators                                       3,450                 68,931
 Old Republic International                                 14,697                385,943
 Unitrin                                                     4,663                248,305
                                                                                1,263,679
MULTIMEDIA (0.35%)
 Belo                                                        8,603                205,440
 Media General                                               1,928                132,068
                                                                                  337,508
NETWORKING PRODUCTS (0.25%)
 3Com /1/                                                   30,863                112,341
 Polycom /1/                                                 7,884                130,638
                                                                                  242,979
NON-HAZARDOUS WASTE DISPOSAL (0.39%)
 Republic Services                                          10,378                376,202
OFFICE FURNISHINGS-ORIGINAL (0.44%)
 Herman Miller                                               5,659                180,692
 HNI                                                         4,162                242,020
                                                                                  422,712
OIL & GAS DRILLING (1.55%)
 Ensco International                                        12,206                492,878
 Helmerich & Payne                                           4,118                235,220
 Patterson-UTI Energy                                       13,642                447,867
 Pride International /1/                                    11,825                307,687
                                                                                1,483,652
OIL COMPANY-EXPLORATION & PRODUCTION (3.33%)
 Denbury Resources /1/                                       4,556                213,221
 Forest Oil /1/                                              4,537                203,076
 Murphy Oil /2/                                             14,094                747,546
 Newfield Exploration /1/                                   10,168                432,038
 Noble Energy                                                7,002                577,735
 Pioneer Natural Resources                                  11,583                501,892
 Plains Exploration & Production /1/                         6,226                240,012
 Pogo Producing                                              4,907                270,032
                                                                                3,185,552
OIL FIELD MACHINERY & EQUIPMENT (1.48%)
 Cooper Cameron /1/                                          4,419                313,661
 FMC Technologies /1/                                        5,565                201,731
 Grant Prideco /1/                                          10,013                321,417
 Smith International                                         8,539                580,140
                                                                                1,416,949
OIL-FIELD SERVICES (0.30%)
 Hanover Compressor /1/                                      6,301                 91,617
 Tidewater                                                   4,884                197,167
                                                                                  288,784
OPTICAL SUPPLIES (0.23%)
 Advanced Medical Optics /1/                                 5,229                217,370
PAPER & RELATED PRODUCTS (0.34%)
 Bowater                                                     4,499                152,111
 Glatfelter                                                  3,007                 38,339
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                              $
 Potlatch                                                    2,331                134,732
                                                                                  325,182
PHARMACY SERVICES (0.41%)
 Omnicare                                                    8,444                389,268
PIPELINES (1.40%)
 Aquila /1/                                                 30,022                111,682
 Equitable Resources                                         4,900                348,145
 National Fuel Gas                                           6,318                192,067
 Questar                                                     6,824                478,908
 Western Gas Resources                                       5,195                208,008
                                                                                1,338,810
POWER CONVERTER & SUPPLY EQUIPMENT (0.23%)
 Hubbell                                                     4,955                224,957
PRINTING-COMMERCIAL (0.27%)
 Banta                                                       1,996                 95,289
 Valassis Communications /1/                                 4,019                158,951
                                                                                  254,240
PROPERTY & CASUALTY INSURANCE (1.71%)
 Fidelity National Financial                                13,897                547,542
 First American                                              6,913                303,826
 Leucadia National                                           7,619                301,332
 Ohio Casualty                                               5,038                128,721
 W.R. Berkley                                                9,587                358,841
                                                                                1,640,262
PUBLICLY TRADED INVESTMENT FUND (2.69%)
 iShares S&P MidCap 400 Fund                                35,650              2,570,721
PUBLISHING-BOOKS (0.12%)
 Scholastic /1/                                              3,014                111,428
PUBLISHING-NEWSPAPERS (0.68%)
 Lee Enterprises                                             3,650                156,256
 Washington Post                                               556                494,173
                                                                                  650,429
PUBLISHING-PERIODICALS (0.14%)
 Readers Digest Association                                  8,011                130,099
RACETRACKS (0.22%)
 International Speedway                                      3,557                206,804
RADIO (0.32%)
 Emmis Communications /1/                                    2,677                 54,959
 Entercom Communications /1/                                 3,398                107,785
 Westwood One /1/                                            6,855                139,636
                                                                                  302,380
REINSURANCE (0.46%)
 Everest Re Group                                            4,534                441,612
RENTAL-AUTO & EQUIPMENT (0.24%)
 Rent-A-Center /1/                                           5,652                119,201
 United Rentals /1/                                          5,824                108,326
                                                                                  227,527
RETAIL-APPAREL & SHOE (3.28%)
 Abercrombie & Fitch                                         6,946                500,459
 Aeropostale /1/                                             4,461                133,161
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                              $
 American Eagle Outfitters                                  11,158                367,656
 AnnTaylor Stores /1/                                        5,870                151,270
 Chico's FAS /1/                                            14,516                582,237
 Claire's Stores                                             7,979                202,746
 Foot Locker                                                12,604                315,100
 Pacific Sunwear of California /1/                           6,036                147,218
 Payless ShoeSource /1/                                      5,421                105,276
 Ross Stores                                                11,845                313,893
 Urban Outfitters /1/                                        5,275                320,245
                                                                                3,139,261
RETAIL-ARTS & CRAFTS (0.47%)
 Michaels Stores                                            10,907                447,187
RETAIL-AUTO PARTS (0.70%)
 Advance Auto Parts /1/                                      5,763                397,417
 O'Reilly Automotive /1/                                     8,498                274,145
                                                                                  671,562
RETAIL-AUTOMOBILE (0.42%)
 Carmax /1/                                                  8,384                244,981
 Copart /1/                                                  6,461                158,036
                                                                                  403,017
RETAIL-BOOKSTORE (0.37%)
 Barnes & Noble /1/                                          5,085                208,587
 Borders Group                                               5,718                141,863
                                                                                  350,450
RETAIL-DISCOUNT (0.47%)
 99 Cents Only Stores /1/                                    4,753                 58,319
 BJ's Wholesale Club /1/                                     5,505                175,555
 Dollar Tree Stores /1/                                      8,725                218,038
                                                                                  451,912
RETAIL-HAIR SALONS (0.16%)
 Regis                                                       3,619                151,129
RETAIL-HOME FURNISHINGS (0.10%)
 Pier 1 Imports                                              6,925                 98,473
RETAIL-MAIL ORDER (0.43%)
 Williams-Sonoma /1/                                         9,327                411,880
RETAIL-MAJOR DEPARTMENT STORE (0.25%)
 Saks /1/                                                   11,240                238,513
RETAIL-PET FOOD & SUPPLIES (0.36%)
 PETsMART                                                   11,548                343,553
RETAIL-REGIONAL DEPARTMENT STORE (0.40%)
 Neiman Marcus Group                                         3,938                387,893
RETAIL-RESTAURANTS (1.39%)
 Applebee's International                                    6,526                173,004
 Bob Evans Farms                                             2,845                 72,149
 Brinker International /1/                                   7,136                291,862
 CBRL Group                                                  3,765                147,475
 Cheesecake Factory /1/                                      6,281                224,609
 Krispy Kreme Doughnuts /1/                                  4,968                 35,819
 Outback Steakhouse /2/                                      5,469                254,746
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                              $
 Ruby Tuesday                                                5,185                129,729
                                                                                1,329,393
RUBBER-TIRES (0.06%)
 Bandag                                                      1,260                 58,124
SAVINGS & LOANS-THRIFTS (1.24%)
 Astoria Financial                                           8,080                225,755
 Independence Community Bank                                 6,279                232,386
 New York Community Bancorp                                 19,653                360,829
 Washington Federal                                          6,977                162,355
 Webster Financial                                           4,326                208,513
                                                                                1,189,838
SCHOOLS (1.13%)
 Career Education /1/                                        8,263                320,522
 Corinthian Colleges /1/                                     7,318                100,476
 DeVry /1/                                                   5,212                103,667
 Education Management /1/                                    5,500                191,125
 ITT Educational Services /1/                                3,714                190,342
 Laureate Education /1/                                      3,974                180,022
                                                                                1,086,154
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.47%)
 Atmel /1/                                                  36,330                 85,012
 Cypress Semiconductor /1/                                  10,600                152,216
 Integrated Device Technology /1/                            8,457                 97,763
 Micrel /1/                                                  6,186                 74,789
 Triquint Semiconductor /1/                                 11,168                 41,992
                                                                                  451,772
SEMICONDUCTOR EQUIPMENT (0.45%)
 Credence Systems /1/                                        7,358                 80,129
 Lam Research /1/                                           11,150                317,217
 LTX /1/                                                     4,938                 32,640
                                                                                  429,986
SOAP & CLEANING PRODUCTS (0.20%)
 Church & Dwight                                             5,107                191,768
STEEL PRODUCERS (0.11%)
 Steel Dynamics                                              3,319                106,739
TELECOMMUNICATION EQUIPMENT (0.86%)
 Adtran                                                      5,514                147,555
 CommScope /1/                                               4,124                 69,654
 Harris                                                     10,745                398,317
 Plantronics                                                 3,784                129,261
 UTStarcom /1/                                               8,407                 74,150
                                                                                  818,937
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.05%)
 Newport /1/                                                 3,212                 44,004
TELEPHONE-INTEGRATED (0.46%)
 Cincinnati Bell /1/ /2/                                    19,770                 89,756
 Telephone & Data Systems                                    8,796                350,520
                                                                                  440,276
TEXTILE-HOME FURNISHINGS (0.44%)
 Mohawk Industries /1/                                       4,775                419,340
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (0.10%)
                                                                              $
 Universal                                                   2,065                 98,500
TRANSACTIONAL SOFTWARE (0.08%)
 Transaction Systems Architects /1/                          2,850                 76,237
TRANSPORT-EQUIPMENT & LEASING (0.16%)
 Gatx                                                        4,017                151,843
TRANSPORT-MARINE (0.38%)
 Alexander & Baldwin                                         3,521                188,303
 Overseas Shipholding Group                                  2,792                173,244
                                                                                  361,547
TRANSPORT-SERVICES (0.94%)
 C.H. Robinson Worldwide                                     6,888                430,982
 Expeditors International of Washington                      8,579                472,274
                                                                                  903,256
TRANSPORT-TRUCK (0.93%)
 CNF                                                         4,234                218,432
 J.B. Hunt Transport Services                               10,960                215,145
 Swift Transportation /1/                                    4,995                109,840
 Werner Enterprises                                          5,111                 96,956
 Yellow Roadway /1/                                          4,619                244,391
                                                                                  884,764
VETERINARY DIAGNOSTICS (0.15%)
 VCA Antech /1/                                              6,156                146,143
WATER (0.26%)
 Aqua America                                                7,706                247,131
WEB HOSTING & DESIGN (0.25%)
 Macromedia /1/                                              6,049                242,867
WIRELESS EQUIPMENT (0.19%)
 Powerwave Technologies /1/                                  8,019                 91,978
 RF Micro Devices /1/                                       15,132                 92,154
                                                                                  184,132
                                              TOTAL COMMON STOCKS              92,473,253











                                              Principal

                                              Amount                             Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.16%)
FINANCE-MORTGAGE LOAN/BANKER (3.16%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                         $                    $
  3.10%; 08/01/05                                        3,026,335              3,026,335
                                           TOTAL COMMERCIAL PAPER               3,026,335
                                                                              -----------

                             TOTAL PORTFOLIO INVESTMENTS (99.78%)              95,499,588
CASH AND RECEIVABLES, NET OF LIABILITIES (0.22%)                                  208,326
                                       TOTAL NET ASSETS (100.00%)             $95,707,914
                                                                              -------------

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND

                           JULY 31, 2005 (UNAUDITED)


                                                         Unrealized
   Contract                   Opening       Current     Gain (Loss)
     Type       Commitment  Market Value  Market Value
--------------------------------------------------------------------
FUTURES CONTRACTS
8 MidCap 400      Buy        $2,795,600    $2,890,600      $95,000
September 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $362,626 or 0.38% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $20,570,529
Unrealized Depreciation                       (3,597,882)
                                             -----------
Net Unrealized Appreciation (Depreciation)    16,972,647
Cost for federal income tax purposes         $78,526,941

                            SCHEDULE OF INVESTMENTS
                               MIDCAP VALUE FUND

                           JULY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (96.82%)
ADVERTISING SALES (0.26%)
                                                                              $
 Lamar Advertising /1/                                       6,769                 297,904
AEROSPACE & DEFENSE EQUIPMENT (1.35%)
 Goodrich                                                   34,800               1,539,552
APPAREL MANUFACTURERS (0.69%)
 Polo Ralph Lauren                                           9,612                 473,295
 VF                                                          5,295                 312,617
                                                                                   785,912
AUCTION HOUSE & ART DEALER (0.25%)
 ADESA                                                      11,715                 283,503
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.46%)
 Paccar                                                      7,272                 525,184
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.35%)
 Autoliv                                                     8,866                 394,980
BEVERAGES-WINE & SPIRITS (0.52%)
 Brown-Forman                                                4,265                 249,289
 Constellation Brands /1/                                   12,616                 345,679
                                                                                   594,968
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.73%)
 Winnebago Industries                                       21,400                 825,826
BUILDING-RESIDENTIAL & COMMERCIAL (1.67%)
 DR Horton                                                   7,500                 308,100
 KB Home                                                     5,611                 459,597
 Pulte Homes                                                 7,024                 657,587
 Ryland Group                                                5,922                 478,497
                                                                                 1,903,781
CASINO HOTELS (0.64%)
 Harrah's Entertainment                                      6,007                 472,991
 MGM Mirage /1/                                              5,587                 253,929
                                                                                   726,920
CELLULAR TELECOMMUNICATIONS (0.24%)
 Nextel Partners /1/                                        11,115                 276,763
CHEMICALS-DIVERSIFIED (0.52%)
 PPG Industries                                              9,071                 589,887
CHEMICALS-SPECIALTY (0.48%)
 Cytec Industries                                            3,845                 174,486
 Eastman Chemical                                            6,752                 373,993
                                                                                   548,479
COATINGS & PAINT (0.51%)
 Sherwin-Williams                                           12,062                 574,272
COMMERCIAL BANKS (5.06%)
 Associated Banc-Corp                                       13,084                 445,641
 Bank of Hawaii                                              9,750                 500,663
 City National                                               5,770                 421,614
 Colonial BancGroup                                         12,000                 279,240
 Marshall & Ilsley                                          12,566                 577,031
 North Fork Bancorp                                         19,224                 526,545
 South Financial Group                                      43,100               1,248,176
 TCF Financial                                              37,100               1,019,137
 UnionBanCal                                                 6,209                 442,950
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                              $
 Zions Bancorp                                               4,011                 286,706
                                                                                 5,747,703
COMMERCIAL SERVICES (1.29%)
 Weight Watchers International /1/                          25,900               1,471,638
COMPUTER AIDED DESIGN (0.53%)
 Autodesk                                                   17,578                 600,992
COMPUTERS (0.55%)
 Apple Computer /1/                                         14,718                 627,723
COMPUTERS-INTEGRATED SYSTEMS (0.34%)
 NCR /1/                                                    11,174                 387,850
CONSUMER PRODUCTS-MISCELLANEOUS (0.69%)
 Clorox                                                      9,011                 503,265
 Fortune Brands                                              2,944                 278,355
                                                                                   781,620
CONTAINERS-METAL & GLASS (0.51%)
 Ball                                                       10,917                 414,300
 Owens-Illinois /1/                                          6,553                 168,085
                                                                                   582,385
COSMETICS & TOILETRIES (0.19%)
 Avon Products                                               6,700                 219,157
CRUISE LINES (1.13%)
 Royal Caribbean Cruises                                    28,300               1,286,235
DATA PROCESSING & MANAGEMENT (0.47%)
 Fair, Isaac                                                 7,810                 293,890
 Global Payments                                             3,700                 245,088
                                                                                   538,978
DIRECT MARKETING (0.24%)
 Harte-Hanks                                                10,000                 272,000
DISPOSABLE MEDICAL PRODUCTS (0.29%)
 C.R. Bard                                                   4,980                 332,614
DISTRIBUTION-WHOLESALE (2.11%)
 Genuine Parts                                              20,300                 929,537
 Ingram Micro /1/                                           22,807                 425,122
 Tech Data /1/                                              26,900               1,043,182
                                                                                 2,397,841
DIVERSIFIED MANUFACTURING OPERATIONS (2.10%)
 Eaton                                                       8,150                 532,521
 ITT Industries                                             13,648               1,452,147
 Textron                                                     5,407                 401,037
                                                                                 2,385,705
DRUG DELIVERY SYSTEMS (0.25%)
 Hospira /1/                                                 7,327                 280,258
ELECTRIC PRODUCTS-MISCELLANEOUS (0.24%)
 Ametek                                                      6,592                 271,590
ELECTRIC-GENERATION (0.24%)
 AES /1/                                                    17,000                 272,850
ELECTRIC-INTEGRATED (9.77%)
 Allegheny Energy /1/                                       21,627                 616,369
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                              $
 CenterPoint Energy                                         54,700                 751,578
 CMS Energy /1/                                             33,642                 532,889
 Constellation Energy Group                                 16,160                 972,994
 Edison International                                       19,170                 783,670
 Energy East                                                14,178                 395,141
 Entergy                                                    15,700               1,223,658
 Exelon                                                      6,308                 337,604
 FirstEnergy                                                30,009               1,493,848
 Pinnacle West Capital                                      30,500               1,396,900
 PPL                                                        11,664                 718,269
 TECO Energy                                                28,235                 535,336
 TXU                                                         3,500                 303,240
 Xcel Energy                                                54,100               1,050,081
                                                                                11,111,577
ELECTRONIC PARTS DISTRIBUTION (0.32%)
 Arrow Electronics /1/                                      12,194                 366,064
ENGINES-INTERNAL COMBUSTION (0.37%)
 Cummins                                                     4,926                 420,877
ENTERPRISE SOFTWARE & SERVICE (0.23%)
 Hyperion Solutions /1/                                      5,467                 257,277
FINANCE-AUTO LOANS (0.54%)
 AmeriCredit /1/                                            13,000                 347,360
 WFS Financial /1/                                           4,500                 269,955
                                                                                   617,315
FINANCE-COMMERCIAL (0.31%)
 CapitalSource /1/                                          17,782                 348,172
FINANCE-CREDIT CARD (1.03%)
 American Express                                            5,166                 284,130
 Capital One Financial                                       3,570                 294,525
 Providian Financial /1/                                    31,479                 594,953
                                                                                 1,173,608
FINANCE-INVESTMENT BANKER & BROKER (0.93%)
 Bear Stearns                                                7,887                 805,341
 Lehman Brothers Holdings                                    2,414                 253,784
                                                                                 1,059,125
FINANCIAL GUARANTEE INSURANCE (2.53%)
 MBIA                                                        6,824                 414,490
 MGIC Investment                                             5,947                 407,845
 PMI Group                                                   8,000                 327,600
 Radian Group                                               33,367               1,721,070
                                                                                 2,871,005
FOOD-DAIRY PRODUCTS (1.39%)
 Dean Foods /1/                                             44,200               1,577,940
FOOD-FLOUR & GRAIN (0.58%)
 Archer Daniels Midland                                     28,521                 654,272
FOOD-MISCELLANEOUS/DIVERSIFIED (0.25%)
 Kellogg                                                     6,300                 285,453
FOOD-RETAIL (0.51%)
 Kroger /1/                                                 29,000                 575,650
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE & DISTRIBUTION (0.29%)
                                                                              $
 SUPERVALU                                                   9,200                 325,680
FUNERAL SERVICE & RELATED ITEMS (0.45%)
 Service Corp. International                                59,100                 512,397
GAS-DISTRIBUTION (1.55%)
 AGL Resources                                              10,592                 407,262
 Energen                                                    13,637                 478,659
 ONEOK                                                      12,549                 438,588
 UGI                                                        15,019                 440,657
                                                                                 1,765,166
HOSPITAL BEDS & EQUIPMENT (0.83%)
 Hillenbrand Industries                                     18,400                 945,944
HOTELS & MOTELS (0.31%)
 Hilton Hotels                                              14,298                 353,875
INSTRUMENTS-CONTROLS (0.27%)
 Mettler Toledo International /1/                            5,900                 309,750
INSTRUMENTS-SCIENTIFIC (0.33%)
 Applied Biosystems Group                                   18,022                 375,218
INSURANCE BROKERS (1.06%)
 Willis Group Holdings                                      36,400               1,207,024
INVESTMENT COMPANIES (0.27%)
 American Capital Strategies                                 8,000                 301,040
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.48%)
 BlackRock                                                   2,809                 238,765
 Nuveen Investments                                          8,000                 304,000
                                                                                   542,765
LEISURE & RECREATION PRODUCTS (0.72%)
 Brunswick                                                  17,500                 814,800
LIFE & HEALTH INSURANCE (2.08%)
 AmerUs Group                                                4,739                 244,438
 Cigna                                                       6,500                 693,875
 Genworth Financial                                          9,612                 301,432
 Prudential Financial                                        3,952                 264,389
 Stancorp Financial Group                                    4,409                 380,673
 Torchmark                                                   9,131                 477,277
                                                                                 2,362,084
LOTTERY SERVICES (1.28%)
 GTECH Holdings                                             48,710               1,459,352
MEDICAL-BIOMEDICAL/GENE (0.31%)
 Invitrogen /1/                                              4,109                 352,429
MEDICAL-DRUGS (0.47%)
 Valeant Pharmaceuticals International                      27,300                 538,629
MEDICAL-HMO (1.96%)
 Coventry Health Care /1/                                    2,824                 199,741
 Humana /1/                                                  5,856                 233,362
 WellChoice /1/                                             27,200               1,795,200
                                                                                 2,228,303
MEDICAL-HOSPITALS (2.32%)
 Community Health Systems /1/                                4,926                 190,193
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
                                                                              $
 Triad Hospitals /1/                                        29,300               1,455,331
 Universal Health Services                                  19,100                 993,964
                                                                                 2,639,488
METAL PROCESSORS & FABRICATION (0.19%)
 Timken                                                      8,050                 213,083
METAL-COPPER (0.51%)
 Phelps Dodge                                                5,423                 577,278
METAL-DIVERSIFIED (0.21%)
 Freeport-McMoRan Copper & Gold                              5,827                 234,712
MISCELLANEOUS INVESTING (6.94%)
 American Financial Realty Trust                            97,700               1,406,880
 American Home Mortgage Investment                           6,007                 230,729
 Archstone-Smith Trust                                      14,313                 608,303
 AvalonBay Communities                                       4,400                 385,264
 CBL & Associates Properties                                 7,346                 337,035
 Developers Diversified Realty                               6,700                 326,089
 Equity Office Properties Trust                             33,900               1,201,755
 Equity Residential Properties Trust                        13,946                 563,418
 Kimco Realty                                                6,365                 417,926
 Liberty Property Trust                                      4,806                 215,693
 Macerich                                                    6,832                 479,743
 Mack-Cali Realty                                            7,000                 335,370
 Mills                                                       4,691                 305,196
 Regency Centers                                             5,000                 308,500
 Thornburg Mortgage                                          9,252                 274,599
 Vornado Realty Trust                                        5,587                 495,232
                                                                                 7,891,732
MULTI-LINE INSURANCE (1.81%)
 Assurant                                                   13,397                 495,019
 Cincinnati Financial                                       12,255                 505,151
 MetLife                                                     5,385                 264,619
 XL Capital                                                 11,100                 797,202
                                                                                 2,061,991
NETWORKING PRODUCTS (0.16%)
 Lucent Technologies /1/                                    60,000                 175,800
OIL & GAS DRILLING (0.21%)
 Ensco International                                         6,000                 242,280
OIL COMPANY-EXPLORATION & PRODUCTION (1.16%)
 Apache                                                      3,238                 221,479
 Chesapeake Energy                                          20,248                 528,675
 Noble Energy                                                6,909                 570,062
                                                                                 1,320,216
OIL COMPANY-INTEGRATED (2.42%)
 Amerada Hess                                                5,616                 661,902
 Marathon Oil                                               35,700               2,083,452
                                                                                 2,745,354
OIL FIELD MACHINERY & EQUIPMENT (0.20%)
 Grant Prideco /1/                                           7,000                 224,700
OIL REFINING & MARKETING (0.75%)
 Premcor                                                     7,750                 593,960
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (CONTINUED)
                                                                              $
 Valero Energy                                               3,074                 254,466
                                                                                   848,426
OPTICAL SUPPLIES (0.27%)
 Bausch & Lomb                                               3,647                 308,719
PAPER & RELATED PRODUCTS (0.45%)
 Georgia-Pacific                                            14,838                 506,718
PHYSICAL THERAPY & REHABILITATION CENTERS (0.37%)
 HealthSouth /1/                                            79,100                 423,185
PIPELINES (0.71%)
 Equitable Resources                                         4,000                 284,200
 Questar                                                     7,438                 521,999
                                                                                   806,199
POULTRY (0.34%)
 Pilgrim's Pride                                            10,250                 387,962
POWER CONVERTER & SUPPLY EQUIPMENT (1.39%)
 American Power Conversion                                  56,100               1,576,971
PRINTING-COMMERCIAL (0.28%)
 R.R. Donnelley & Sons                                       8,879                 320,088
PROPERTY & CASUALTY INSURANCE (0.79%)
 First American                                             10,933                 480,505
 W.R. Berkley                                               11,174                 418,243
                                                                                   898,748
REGIONAL BANKS (1.27%)
 Comerica                                                   11,655                 712,121
 KeyCorp                                                    21,267                 728,182
                                                                                 1,440,303
REINSURANCE (0.40%)
 AXIS Capital Holdings                                      15,800                 455,040
RETAIL-APPAREL & SHOE (0.65%)
 American Eagle Outfitters                                  12,776                 420,969
 Nordstrom                                                   8,500                 314,585
                                                                                   735,554
RETAIL-AUTO PARTS (1.16%)
 Advance Auto Parts /1/                                     19,100               1,317,136
RETAIL-DISCOUNT (1.71%)
 Dollar General                                             48,500                 985,520
 Family Dollar Stores                                       37,000                 954,600
                                                                                 1,940,120
RETAIL-MAJOR DEPARTMENT STORE (1.21%)
 J.C. Penney                                                 6,007                 337,233
 May Department Stores                                      25,400               1,042,670
                                                                                 1,379,903
RETAIL-REGIONAL DEPARTMENT STORE (0.54%)
 Federated Department Stores                                 8,136                 617,278
RETAIL-RESTAURANTS (0.44%)
 Darden Restaurants                                         14,517                 503,740
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (0.47%)
                                                                              $
 People's Bank                                              17,208                 538,955
STEEL PRODUCERS (0.49%)
 Nucor                                                       4,877                 270,430
 United States Steel                                         6,751                 287,930
                                                                                   558,360
STEEL-SPECIALTY (0.45%)
 Allegheny Technologies                                     17,422                 506,458
TELECOMMUNICATION EQUIPMENT (0.73%)
 ADC Telecommunications /1/                                 12,015                 314,072
 Comverse Technology /1/                                     9,612                 243,087
 Harris                                                      7,209                 267,238
                                                                                   824,397
TELEPHONE-INTEGRATED (1.04%)
 CenturyTel                                                 11,251                 386,697
 Citizens Communications                                    38,133                 501,067
 Qwest Communications International /1/                     77,000                 294,140
                                                                                 1,181,904
TOBACCO (4.10%)
 Loews - Carolina Group                                     33,279               1,295,552
 Reynolds American                                          26,501               2,207,798
 UST                                                        25,200               1,159,704
                                                                                 4,663,054
TOOLS-HAND HELD (1.58%)
 Stanley Works                                              36,756               1,798,471
TOYS (0.61%)
 Mattel                                                     37,300                 695,645
TRANSPORT-RAIL (0.26%)
 Burlington Northern Santa Fe                                5,541                 300,599
TRANSPORT-SERVICES (1.24%)
 Ryder System                                               36,100               1,407,539
TRANSPORT-TRUCK (0.67%)
 CNF                                                         8,469                 436,916
 Yellow Roadway /1/                                          6,221                 329,153
                                                                                   766,069
                                              TOTAL COMMON STOCKS              110,072,036






                                              Principal

                                              Amount                             Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.38%)
FINANCE-MORTGAGE LOAN/BANKER (1.38%)
 Investment in Joint Trading Account;
 Federal Home Loan Bank
                                                         $                    $
  3.10%; 08/01/05                                        1,571,902               1,571,902
                                           TOTAL COMMERCIAL PAPER                1,571,902
                                                                              ------------

                             TOTAL PORTFOLIO INVESTMENTS (98.20%)              111,643,938
CASH AND RECEIVABLES, NET OF LIABILITIES (1.80%)                                 2,043,664
                                       TOTAL NET ASSETS (100.00%)             $113,687,602
                                                                              --------------

                            SCHEDULE OF INVESTMENTS
                               MIDCAP VALUE FUND

                           JULY 31, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  9,834,206
Unrealized Depreciation                        (1,019,825)
                                             ------------
Net Unrealized Appreciation (Depreciation)      8,814,381
Cost for federal income tax purposes         $102,829,557

                            SCHEDULE OF INVESTMENTS
                               MONEY MARKET FUND

                           JULY 31, 2005 (UNAUDITED)

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (96.73%)
ASSET BACKED SECURITIES (7.79%)
 CAFCO
                                                   $                    $
  3.26%; 09/08/05                                  4,000,000               3,986,236
  3.27%; 08/30/05                                  4,200,000               4,188,937
  3.50%; 10/03/05                                  4,500,000               4,472,437
  3.57%; 10/24/05                                  5,000,000               4,958,350
 FCAR Owner Trust I
  3.18%; 08/04/05                                  3,800,000               3,798,990
  3.21%; 08/10/05                                  1,900,000               1,898,475
  3.31%; 08/17/05                                  3,600,000               3,594,672
  3.31%; 08/18/05                                  2,200,000               2,196,561
  3.33%; 09/16/05                                  1,700,000               1,692,767
 Windmill Funding
  3.14%; 08/10/05                                  2,200,000               2,198,273
  3.17%; 08/17/05                                  3,595,000               3,589,935
  3.18%; 08/17/05                                  3,900,000               3,894,488
  3.42%; 09/09/05                                  4,300,000               4,284,069
  3.50%; 10/04/05                                  3,500,000               3,478,222
  3.85%; 08/02/05                                  1,790,000               1,789,841
                                                                          50,022,253
BREWERY (0.54%)
 Anheuser-Busch
  3.19%; 08/25/05                                  3,500,000               3,492,557
CHEMICALS-DIVERSIFIED (1.24%)
 E. I. Du Pont de Nemours
  3.33%; 08/31/05                                  4,400,000               4,387,790
  3.36%; 09/27/05                                  3,600,000               3,580,848
                                                                           7,968,638
COMMERCIAL BANKS (9.15%)
 Calyon North America
  3.12%; 08/04/05                                  4,200,000               4,198,908
  3.12%; 08/05/05                                  4,000,000               3,998,613
 Nordea North America
  3.23%; 08/23/05                                  4,500,000               4,491,117
  3.23%; 08/31/05                                  2,400,000               2,393,540
  3.26%; 09/01/05                                  3,725,000               3,714,341
  3.28%; 09/01/05                                  1,700,000               1,695,198
  3.35%; 09/01/05                                  1,925,000               1,919,447
  3.48%; 09/28/05                                  5,050,000               5,021,686
 Skandinaviska Enskilda Banken
  3.24%; 08/19/05                                  1,800,000               1,797,084
  3.27%; 08/18/05                                  2,500,000               2,496,140
  3.30%; 08/12/05                                  2,760,000               2,757,217
  3.35%; 09/07/05                                  1,700,000               1,694,147
  3.38%; 09/15/05                                    400,000                 398,310
  3.40%; 09/16/05                                  1,755,000               1,747,376
  3.42%; 09/19/05                                  4,000,000               3,981,380
  3.46%; 09/30/05                                  1,800,000               1,789,620
 Svenska Handelsbanken
  3.18%; 08/19/05                                  2,580,000               2,575,898
  3.39%; 09/12/05                                  4,300,000               4,282,993
  3.46%; 10/11/05                                  3,625,000               3,600,263
 Westpac Trust Securities
  3.30%; 08/11/05                                  4,230,000               4,226,123
                                                                          58,779,401
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
COSMETICS & TOILETRIES (0.76%)
 Procter & Gamble
                                                   $                    $
  3.30%; 09/15/05                                  1,800,000               1,792,575
  3.51%; 10/24/05                                  3,135,000               3,109,324
                                                                           4,901,899
DIVERSIFIED FINANCIAL SERVICES (4.13%)
 Amstel Funding
  3.20%; 08/22/05                                  3,900,000               3,892,720
  3.22%; 08/29/05                                  2,180,000               2,174,540
  3.28%; 09/07/05                                  2,180,000               2,172,651
  3.35%; 09/19/05                                    590,000                 587,310
 General Electric Capital
  3.12%; 08/03/05                                  2,365,000               2,364,590
  3.15%; 08/03/05                                  1,900,000               1,899,668
  3.19%; 08/16/05                                  1,970,000               1,967,382
  3.36%; 09/02/05                                  2,500,000               2,492,533
  3.41%; 09/06/05                                  2,935,000               2,924,992
  3.44%; 10/12/05                                  3,000,000               2,979,360
  3.46%; 10/18/05                                  3,100,000               3,076,760
                                                                          26,532,506
FINANCE-AUTO LOANS (4.16%)
 Paccar Financial
  3.12%; 08/10/05                                  1,720,000               1,718,658
  3.37%; 09/23/05                                  1,800,000               1,791,070
  3.43%; 10/06/05                                  4,000,000               3,974,847
 Toyota Motor Credit
  3.14%; 08/15/05                                  2,515,000               2,511,929
  3.25%; 08/16/05                                  4,100,000               4,094,448
  3.35%; 09/14/05                                  3,500,000               3,485,669
  3.41%; 09/22/05                                  4,500,000               4,477,835
  3.42%; 09/14/05                                  2,175,000               2,165,909
  3.44%; 10/14/05                                  2,525,000               2,507,145
                                                                          26,727,510
FINANCE-COMMERCIAL (3.85%)
 CIT Group
  3.44%; 09/21/05                                  4,400,000               4,378,557
  3.45%; 09/27/05                                  4,500,000               4,475,419
  3.48%; 10/12/05                                  4,400,000               4,369,376
  3.55%; 10/24/05                                  4,050,000               4,016,452
 Verizon Network Funding
  3.25%; 08/04/05                                  4,000,000               3,998,917
  3.28%; 08/03/05                                  3,500,000               3,499,362
                                                                          24,738,083
FINANCE-CONSUMER LOANS (1.18%)
 American General Finance
  3.17%; 08/12/05                                  1,400,000               1,398,644
  3.33%; 08/24/05                                  2,800,000               2,794,043
  3.46%; 10/17/05                                  3,400,000               3,374,838
                                                                           7,567,525
FINANCE-CREDIT CARD (0.96%)
 American Express Credit
  3.15%; 08/10/05                                  2,400,000               2,398,110
  3.22%; 08/03/05                                  1,600,000               1,599,714
  3.22%; 08/05/05                                  2,170,000               2,169,223
                                                                           6,167,047
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (9.94%)
 Bear Stearns
                                                   $                    $
  3.15%; 08/09/05                                  4,100,000               4,097,130
  3.28%; 08/26/05                                  4,400,000               4,389,978
  3.29%; 09/13/05                                  3,900,000               3,884,674
  3.50%; 10/13/05                                  3,700,000               3,673,740
 Citigroup
  3.30%; 08/16/05                                  4,070,000               4,064,404
  3.42%; 09/23/05                                  4,100,000               4,079,356
  3.44%; 09/22/05                                  4,600,000               4,577,143
 Citigroup Global Markets Holdings
  3.14%; 08/12/05                                  1,925,000               1,923,153
  3.18%; 08/22/05                                  1,600,000               1,597,032
 ING U.S. Funding
  3.14%; 08/03/05                                  2,565,000               2,564,553
  3.16%; 08/11/05                                  3,700,000               3,696,752
  3.24%; 09/01/05                                  2,000,000               1,994,420
  3.27%; 08/18/05                                  1,785,000               1,782,244
  3.43%; 10/05/05                                  3,000,000               2,981,421
  3.48%; 09/22/05                                  2,450,000               2,437,685
 Merrill Lynch
  3.38%; 09/12/05                                  4,400,000               4,382,649
 Morgan Stanley
  3.31%; 08/17/05                                  1,900,000               1,897,205
  3.35%; 08/19/05                                  3,700,000               3,693,803
  3.36%; 09/16/05                                  1,995,000               1,986,435
  3.38%; 08/22/05                                  2,260,000               2,255,544
  3.41%; 09/23/05                                  1,900,000               1,890,461
                                                                          63,849,782
FINANCE-LEASING COMPANY (2.74%)
 International Lease Finance
  3.15%; 08/02/05                                  2,915,000               2,914,745
  3.16%; 08/05/05                                  4,505,000               4,503,418
  3.20%; 08/23/05                                  4,300,000               4,291,591
  3.45%; 09/21/05                                  5,950,000               5,920,920
                                                                          17,630,674
FINANCE-MORTGAGE LOAN/BANKER (2.56%)
 Federal Home Loan Bank System
  3.19%; 08/26/05                                  4,415,000               4,405,220
 Federal Home Loan Mortgage
  3.01%; 08/08/05                                  3,700,000               3,697,834
  3.07%; 08/01/05                                  4,400,000               4,400,000
 Federal National Mortgage Association
  3.16%; 08/24/05                                  1,890,000               1,886,190
  3.22%; 09/07/05                                  2,060,000               2,053,183
                                                                          16,442,427
FINANCE-OTHER SERVICES (9.11%)
 Caterpillar Financial Services
  3.15%; 08/16/05                                  2,140,000               2,137,191
 Commoloco
  3.14%; 08/01/05                                  1,700,000               1,700,000
  3.40%; 10/07/05                                  2,500,000               2,484,181
 CRC Funding
  3.26%; 08/02/05                                  2,100,000               2,099,810
  3.28%; 08/26/05                                  1,900,000               1,895,672
  3.38%; 09/21/05                                  1,900,000               1,890,902
  3.43%; 09/28/05                                  3,800,000               3,779,001
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 CRC Funding (continued)
                                                   $                    $
  3.45%; 10/06/05                                  2,100,000               2,086,717
  3.53%; 10/12/05                                  4,300,000               4,269,642
 HSBC Funding
  3.28%; 08/24/05                                  4,000,000               3,991,618
  3.29%; 08/29/05                                  4,400,000               4,388,741
  3.31%; 08/31/05                                  1,500,000               1,495,863
  3.33%; 08/30/05                                  4,400,000               4,388,197
  3.55%; 10/27/05                                  2,500,000               2,478,552
 Private Export Funding
  3.06%; 08/10/05                                  4,200,000               4,196,787
  3.12%; 08/15/05                                  3,800,000               3,795,397
  3.18%; 08/24/05                                  3,900,000               3,892,076
  3.38%; 09/26/05                                  3,500,000               3,481,598
  3.38%; 10/19/05                                  4,100,000               4,069,589
                                                                          58,521,534
LIFE & HEALTH INSURANCE (2.37%)
 Genworth Financial
  3.16%; 08/01/05                                  4,500,000               4,500,000
  3.22%; 08/05/05                                  2,190,000               2,188,629
  3.23%; 08/25/05                                  2,000,000               1,995,693
  3.24%; 08/23/05                                  3,800,000               3,792,476
  3.50%; 10/15/11                                  2,800,000               2,780,672
                                                                          15,257,470
MONEY CENTER BANKS (6.78%)
 Bank of America
  3.13%; 08/09/05                                  4,100,000               4,097,148
  3.14%; 08/11/05                                  4,200,000               4,196,337
  3.49%; 09/27/05                                  5,000,000               5,000,000
  3.55%; 10/07/05                                  5,000,000               5,000,000
 BNP Paribas Finance
  3.24%; 09/06/05                                  4,400,000               4,385,748
  3.41%; 09/30/05                                  4,700,000               4,673,281
  3.46%; 10/14/05                                  4,000,000               3,971,551
 HBOS Treasury Services
  3.16%; 08/09/05                                  4,545,000               4,541,808
  3.45%; 10/05/05                                  3,500,000               3,478,230
  3.52%; 10/18/05                                  4,225,000               4,192,777
                                                                          43,536,880
OIL COMPANY-INTEGRATED (2.21%)
 Shell Finance
  3.12%; 08/03/05                                  2,200,000               2,199,619
  3.21%; 08/05/05                                  2,070,000               2,069,262
  3.32%; 08/31/05                                  3,600,000               3,590,040
  3.42%; 09/30/05                                  2,165,000               2,152,659
  3.52%; 10/18/05                                  4,200,000               4,167,968
                                                                          14,179,548
RETAIL-DISCOUNT (1.58%)
 Wal-Mart Stores
  3.31%; 09/07/05                                  2,500,000               2,491,495
  3.43%; 10/04/05                                  3,100,000               3,081,097
  3.53%; 11/01/05                                  4,600,000               4,558,503
                                                                          10,131,095
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIAL PURPOSE BANKS (0.26%)
 KFW International Finance
                                                   $                    $
  3.23%; 08/22/05                                  1,700,000               1,696,797
SPECIAL PURPOSE ENTITY (20.37%)
 Barclays U.S. Funding
  3.39%; 09/26/05                                  4,700,000               4,675,215
  3.41%; 09/29/05                                  4,300,000               4,275,969
  3.44%; 10/03/05                                  4,000,000               3,975,920
 Compass Securitization
  3.21%; 08/15/05                                  3,600,000               3,595,506
  3.24%; 08/25/05                                  4,185,000               4,175,960
  3.40%; 09/15/05                                  2,200,000               2,190,650
  3.41%; 08/22/05                                  2,390,000               2,385,246
 Galaxy Funding
  3.15%; 08/08/05                                  4,100,000               4,097,489
  3.15%; 08/12/05                                  2,700,000               2,697,401
  3.18%; 08/18/05                                  2,400,000               2,396,396
  3.53%; 10/24/05                                  4,410,000               4,373,676
 Grampian Funding
  3.34%; 09/20/05                                  4,000,000               3,981,444
  3.40%; 10/03/05                                  3,500,000               3,479,175
  3.40%; 10/20/05                                  4,100,000               4,069,022
  3.44%; 10/05/05                                  3,200,000               3,180,124
 Ranger Funding
  3.13%; 08/08/05                                  2,410,000               2,408,533
  3.33%; 08/18/05                                  4,500,000               4,492,924
  3.36%; 08/23/05                                  4,000,000               3,991,787
 Scaldis Capital
  3.16%; 08/12/05                                  2,000,000               1,998,069
  3.35%; 08/19/05                                  3,920,000               3,913,434
  3.56%; 10/25/05                                  3,500,000               3,470,581
 Sheffield Receivables
  3.28%; 08/02/05                                  3,500,000               3,499,681
 Surrey Funding
  3.13%; 08/02/05                                  4,000,000               3,999,652
  3.24%; 08/16/05                                  1,490,000               1,487,989
  3.26%; 09/02/05                                  4,100,000               4,088,137
  3.29%; 08/22/05                                  2,500,000               2,495,202
  3.33%; 09/09/05                                  2,500,000               2,490,981
  3.39%; 09/06/05                                  4,350,000               4,335,254
 Tulip Funding
  3.44%; 08/30/05                                  4,000,000               3,988,916
 White Pine Finance
  3.18%; 08/15/05                                  3,700,000               3,695,424
  3.18%; 08/18/05                                  1,700,000               1,697,447
  3.29%; 08/25/05                                  1,740,000               1,736,184
  3.40%; 09/29/05                                  2,000,000               1,988,856
  3.49%; 10/11/05                                  2,823,000               2,803,569
  3.90%; 09/15/05                                  2,400,000               2,390,130
 Yorktown Capital
  3.21%; 08/12/05                                  3,400,000               3,396,665
  3.33%; 08/26/05                                  4,400,000               4,389,825
  3.47%; 09/16/05                                  4,225,000               4,206,267
  3.51%; 10/17/05                                  4,400,000               4,366,967
                                                                         130,881,667
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SUPRANATIONAL BANK (2.43%)
 Corp Andina de Fomento
                                                   $                    $
  3.23%; 08/11/05                                  3,500,000               3,496,860
  3.31%; 08/19/05                                  3,840,000               3,833,645
  3.48%; 09/20/05                                  4,300,000               4,279,217
  3.48%; 09/28/05                                  4,000,000               3,977,573
                                                                          15,587,295
TELECOMMUNICATION SERVICES (1.24%)
 Verizon Global Funding
  3.38%; 08/29/05                                  3,970,000               3,959,563
  3.50%; 09/15/05                                  4,000,000               4,000,000
                                                                           7,959,563
TOOLS-HAND HELD (1.38%)
 Stanley Works
  3.30%; 08/29/05                                  4,400,000               4,388,707
  3.38%; 09/13/05                                  4,470,000               4,451,953
                                                                           8,840,660
                                     TOTAL COMMERCIAL PAPER              621,412,811

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (2.81%)
AUTOMOBILE SEQUENTIAL (1.36%)
 Banc of America Securities Auto Trust
  3.51%; 01/18/06                                  2,169,785               2,169,785
 Honda Auto Receivables Owner Trust
  3.42%; 02/21/06                                  3,144,177               3,144,177
 Merrill Auto Trust Securitization
  3.47%; 01/25/06                                  3,453,602               3,453,603
                                                                           8,767,565
FINANCE-INVESTMENT BANKER & BROKER (0.24%)
 Lehman Brothers Holdings
  6.63%; 02/05/06                                  1,000,000               1,014,213
 Merrill Lynch
  2.94%; 01/30/06                                    555,000                 552,814
                                                                           1,567,027
FINANCE-OTHER SERVICES (0.21%)
 Caterpillar Financial Services
  5.95%; 05/01/06                                  1,300,000               1,320,209
FOOD-MISCELLANEOUS/DIVERSIFIED (0.30%)
 Unilever Capital
  6.88%; 11/01/05                                  1,925,000               1,942,141
MONEY CENTER BANKS (0.64%)
 Bank of America
  6.20%; 02/15/06                                    875,000                 885,844
 JP Morgan Chase
  6.50%; 08/01/05                                  3,210,000               3,210,000
                                                                           4,095,844
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (0.06%)
 Chubb
                                                   $                    $
  6.15%; 08/15/05                                    395,000                 395,464
                                                TOTAL BONDS               18,088,250
                                                                        ------------

                       TOTAL PORTFOLIO INVESTMENTS (99.54%)              639,501,061
CASH AND RECEIVABLES, NET OF LIABILITIES (0.46%)                           2,924,749
                                 TOTAL NET ASSETS (100.00%)             $642,425,810
                                                                        --------------

                            SCHEDULE OF INVESTMENTS
                          PARTNERS GLOBAL EQUITY FUND

                           JULY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (95.57%)
ADVERTISING SERVICES (0.82%)
                                                                        $
 WPP Group                                             9,000                 95,547
AEROSPACE & DEFENSE EQUIPMENT (1.57%)
 United Technologies                                   3,600                182,520
APPLICATIONS SOFTWARE (2.03%)
 Microsoft                                             9,200                235,612
AUTO-CARS & LIGHT TRUCKS (1.38%)
 Bayerische Motoren Werke                              3,400                159,865
BEVERAGES-NON-ALCOHOLIC (1.57%)
 PepsiCo                                               3,350                182,675
BREWERY (1.01%)
 Fomento Economico Mexicano                            1,800                117,000
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (2.39%)
 Imerys                                                1,550                114,187
 Masco                                                 4,800                162,768
                                                                            276,955
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.40%)
 Holcim                                                2,200                136,435
 Lafarge                                               1,500                142,297
                                                                            278,732
BUILDING-RESIDENTIAL & COMMERCIAL (1.28%)
 Lennar                                                2,200                147,994
CHEMICALS-DIVERSIFIED (1.24%)
 Nitto Denko                                           2,600                143,343
COMMERCIAL BANKS (11.28%)
 Bank of Fukuoka                                      15,000                 86,444
 Barclays                                             16,700                163,916
 BNP Paribas                                           2,500                181,135
 Credit Suisse Group                                   3,500                147,065
 HSBC Holdings                                        15,200                247,129
 Mitsubishi Tokyo Financial Group                         19                160,007
 Royal Bank of Scotland                                6,100                182,037
 UBS                                                   1,700                140,085
                                                                          1,307,818
COMPUTERS (1.33%)
 Dell /1/                                              3,800                153,786
COMPUTERS-PERIPHERAL EQUIPMENT (0.95%)
 Lexmark International /1/                             1,750                109,725
CONSULTING SERVICES (1.47%)
 Accenture /1/                                         6,800                170,272
DIVERSIFIED MANUFACTURING OPERATIONS (3.93%)
 General Electric                                     10,200                351,900
 Pentair                                               2,600                104,442
                                                                            456,342
DIVERSIFIED MINERALS (1.38%)
 Cia Vale do Rio Doce                                  4,900                159,544
ELECTRIC-INTEGRATED (1.22%)
 Scottish Power                                       15,900                141,017
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.89%)
                                                                        $
 FANUC                                                 1,700                121,326
 Flextronics International /1/                         1,000                 13,540
 Flextronics International /1/                         6,200                 83,948
                                                                            218,814
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.94%)
 Intel                                                 4,000                108,560
ENTERPRISE SOFTWARE & SERVICE (2.27%)
 BEA Systems /1/                                       7,800                 70,668
 Computer Associates International                     4,600                126,270
 SAP                                                     385                 66,171
                                                                            263,109
FINANCE-COMMERCIAL (1.14%)
 CIT Group                                             3,000                132,420
FINANCE-CONSUMER LOANS (0.91%)
 Takefuji                                              1,620                105,211
FINANCE-INVESTMENT BANKER & BROKER (2.33%)
 Citigroup                                             4,300                187,050
 Friedman, Billings, Ramsey Group                      5,900                 82,954
                                                                            270,004
FINANCE-MORTGAGE LOAN/BANKER (1.15%)
 Countrywide Financial                                 3,700                133,200
FOOD-DAIRY PRODUCTS (1.05%)
 Dean Foods /1/                                        3,400                121,380
FOOD-RETAIL (0.69%)
 William Morrison Supermarkets                        23,800                 79,719
GAS-DISTRIBUTION (1.11%)
 Centrica                                             31,200                128,675
HUMAN RESOURCES (1.12%)
 Adecco                                                2,600                130,389
IMPORT & EXPORT (2.23%)
 Mitsubishi                                            7,400                106,021
 Sumitomo                                             18,000                152,228
                                                                            258,249
LIFE & HEALTH INSURANCE (1.15%)
 Prudential Financial                                  2,000                133,800
MACHINERY-ELECTRICAL (0.97%)
 Nidec                                                   200                 21,696
 SMC                                                     800                 91,137
                                                                            112,833
MEDICAL PRODUCTS (1.71%)
 Johnson & Johnson                                     3,100                198,276
MEDICAL-BIOMEDICAL/GENE (1.65%)
 Amgen /1/                                             2,400                191,400
MEDICAL-DRUGS (5.35%)
 GlaxoSmithKline                                       8,600                203,194
 Pfizer                                                6,500                172,250
 Roche Holding                                         1,800                245,387
                                                                            620,831
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-DIVERSIFIED (1.04%)
                                                                        $
 Freeport-McMoRan Copper & Gold                        3,000                120,840
MONEY CENTER BANKS (2.07%)
 Bank of America                                       5,500                239,800
MULTI-LINE INSURANCE (4.18%)
 American International Group                          3,500                210,700
 XL Capital                                            1,700                122,094
 Zurich Financial Services                               850                151,461
                                                                            484,255
MULTIMEDIA (1.49%)
 News                                                 10,000                173,400
OFFICE AUTOMATION & EQUIPMENT (1.20%)
 Canon                                                 2,800                138,882
OIL COMPANY-EXPLORATION & PRODUCTION (3.07%)
 Apache                                                2,700                184,680
 Talisman Energy                                       3,900                170,799
                                                                            355,479
OIL COMPANY-INTEGRATED (5.96%)
 BG Group                                             21,300                176,910
 ConocoPhillips                                        2,400                150,216
 Total                                                 1,450                364,578
                                                                            691,704
OPTICAL SUPPLIES (1.17%)
 Hoya                                                  1,100                136,010
PUBLISHING-NEWSPAPERS (0.91%)
 Gannett                                               1,450                105,792
RETAIL-BUILDING PRODUCTS (0.90%)
 Kingfisher                                           23,000                104,372
RETAIL-DRUG STORE (1.01%)
 Shoppers Drug Mart                                    3,500                117,052
RETAIL-OFFICE SUPPLIES (1.96%)
 Office Depot /1/                                      8,000                227,040
TOBACCO (2.08%)
 Altria Group                                          3,600                241,056
TRANSPORT-SERVICES (1.36%)
 Deutsche Post                                         6,362                158,030














                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (2.26%)
                                                                        $
 Qualcomm                                              3,500                138,215
 Telefonaktiebolaget LM Ericsson                      36,100                123,774
                                                                            261,989
                                        TOTAL COMMON STOCKS              11,081,318
                                                                        -----------

                       TOTAL PORTFOLIO INVESTMENTS (95.57%)              11,081,318
CASH AND RECEIVABLES, NET OF LIABILITIES (4.43%)                            513,282
                                 TOTAL NET ASSETS (100.00%)             $11,594,600
                                                                        -------------

                            SCHEDULE OF INVESTMENTS
                          PARTNERS GLOBAL EQUITY FUND

                           JULY 31, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   477,706
Unrealized Depreciation                         (287,447)
                                             -----------
Net Unrealized Appreciation (Depreciation)       190,259
Cost for federal income tax purposes         $10,891,059

                            SCHEDULE OF INVESTMENTS
                          PARTNERS INTERNATIONAL FUND

                            JULY 31, 2005 UNAUDITED

                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (94.88%)
AEROSPACE & DEFENSE (0.99%)
                                                                              $
 BAE Systems                                               484,600              2,629,940
 Meggitt                                                   140,000                763,482
 Rolls-Royce Group                                         253,608              1,493,542
                                                                                4,886,964
AEROSPACE & DEFENSE-EQUIPMENT (0.21%)
 European Aeronautic Defense & Space                        31,500              1,060,994
AGRICULTURAL CHEMICALS (0.36%)
 Yara International                                        102,200              1,766,911
APPAREL MANUFACTURERS (0.10%)
 Billabong International                                    46,200                499,678
AUDIO & VIDEO PRODUCTS (0.88%)
 Matsushita Electric Industrial                            164,000              2,680,298
 Sony                                                       39,500              1,307,329
 Victor                                                     62,000                394,915
                                                                                4,382,542
AUTO-CARS & LIGHT TRUCKS (2.46%)
 DaimlerChrysler                                            21,550              1,047,032
 Honda Motor                                                50,900              2,624,577
 Renault                                                    24,300              2,231,416
 Toyota Motor                                              166,600              6,316,517
                                                                               12,219,542
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.29%)
 Aisin Seiki                                                34,000                799,233
 NOK                                                        24,900                635,300
                                                                                1,434,533
BEVERAGES-WINE & SPIRITS (0.74%)
 C&C Group                                                  72,200                352,546
 Diageo                                                    111,100              1,536,454
 Pernod Ricard                                               8,000              1,341,949
 Takara Holdings                                            68,000                426,460
                                                                                3,657,409
BREWERY (0.62%)
 Asahi Breweries                                           138,000              1,561,033
 Foster's Group                                            366,400              1,520,517
                                                                                3,081,550
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.23%)
 Compagnie de Saint-Gobain                                  18,900              1,137,517
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.70%)
 CRH                                                        54,500              1,568,907
 CRH                                                         7,700                218,389
 Rinker Group                                              148,600              1,704,320
                                                                                3,491,616
BUILDING PRODUCTS-DOORS & WINDOWS (0.46%)
 Asahi Glass                                               112,000              1,085,079
 Pilkington                                                544,500              1,179,132
                                                                                2,264,211
BUILDING-HEAVY CONSTRUCTION (0.37%)
 Vinci                                                      22,700              1,841,852
BUILDING-RESIDENTIAL & COMMERCIAL (0.27%)
 Daiwa House Industry                                       60,000                676,034
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
                                                                              $
 Taylor Woodrow                                            113,500                678,414
                                                                                1,354,448
CAPACITORS (0.10%)
 Nippon Chemi-Con                                           88,000                501,646
CASINO HOTELS (0.09%)
 Sky City Entertainment Group                              132,300                438,442
CELLULAR TELECOMMUNICATIONS (2.29%)
 Mobistar                                                   17,200              1,347,537
 O2 /1/                                                    408,900              1,002,471
 Vodafone Group                                          3,485,700              9,005,906
                                                                               11,355,914
CHEMICALS-DIVERSIFIED (1.96%)
 BASF                                                       38,050              2,708,350
 Bayer                                                      37,350              1,337,428
 DSM                                                        19,700              1,501,524
 K+S                                                        30,620              1,927,697
 Nitto Denko                                                21,300              1,174,308
 Sumitomo Chemical                                         211,000              1,080,459
                                                                                9,729,766
COMMERCIAL BANKS (10.51%)
 Allied Irish Banks                                          4,500                 99,261
 Allied Irish Banks                                        108,900              2,361,123
 Australia & New Zealand Banking Group                     161,575              2,635,403
 Banca Intesa                                              451,646              2,199,860
 Banca Intesa                                               30,500                140,223
 Banca Popolare di Milano Scarl                            154,000              1,522,641
 Banco BPI                                                 159,600                639,734
 Banco Pastor                                                7,900                335,372
 Banco Popular Espanol                                     114,600              1,371,113
 Banco Santander Central Hispano                           226,700              2,814,199
 Bankinter                                                  14,230                744,617
 Barclays                                                  155,100              1,522,355
 BNP Paribas                                                33,300              2,412,721
 Commonwealth Bank of Australia                             35,400              1,050,942
 Credit Suisse Group                                       133,635              5,615,134
 DnB NOR                                                   211,400              2,219,011
 EFG Eurobank Ergasias                                      41,340              1,328,657
 Hokuhoku Financial Group                                  289,000                832,749
 Mitsui Trust Holdings                                     168,000              1,705,553
 Mizuho Financial Group                                        749              3,387,689
 National Australia Bank                                    59,800              1,420,347
 Nishi-Nippon Bank                                         183,000                749,338
 Royal Bank of Scotland                                    179,100              5,344,715
 St. George Bank                                            51,100              1,037,380
 Standard Chartered                                        103,500              2,022,659
 Sumitomo Mitsui Financial Group                               431              2,849,110
 UBS                                                        19,095              1,573,482
 UniCredito Italiano                                       404,700              2,148,162
                                                                               52,083,550
COMMERCIAL SERVICES (0.35%)
 Societe Generale de Surveillance Holding                    1,765              1,329,432
 TIS                                                        14,500                426,870
                                                                                1,756,302
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER AIDED DESIGN (0.20%)
                                                                              $
 Dassault Systemes                                          18,900                969,472
COMPUTER SERVICES (0.14%)
 Computershare                                             144,100                674,664
COMPUTERS-INTEGRATED SYSTEMS (0.23%)
 Fujitsu                                                   205,000              1,150,319
COOPERATIVE BANKS (0.37%)
 Banche Popolari Unite                                      55,800              1,131,209
 Banco Popolare di Verona e Novara                          40,200                719,741
                                                                                1,850,950
COSMETICS & TOILETRIES (0.31%)
 Kao                                                        66,000              1,513,181
DISTRIBUTION-WHOLESALE (0.41%)
 Esprit Holdings                                           147,500              1,100,406
 Inchcape                                                   25,700                909,923
                                                                                2,010,329
DIVERSIFIED MANUFACTURING OPERATIONS (0.31%)
 Mitsubishi Heavy Industries                               163,000                410,063
 Smiths Group                                               67,900              1,147,028
                                                                                1,557,091
DIVERSIFIED MINERALS (1.49%)
 BHP Billiton                                              203,600              2,890,956
 BHP Billiton                                              253,700              3,733,094
 Xstrata                                                    35,300                750,760
                                                                                7,374,810
DIVERSIFIED OPERATIONS (0.99%)
 Hutchison Whampoa                                         191,000              1,865,925
 Keppel                                                    122,000                925,885
 Swire Pacific                                              97,000                927,030
 Wharf Holdings                                            314,000              1,179,358
                                                                                4,898,198
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.18%)
 Rank Group                                                193,800                896,511
E-COMMERCE-SERVICES (0.13%)
 Rakuten                                                       824                633,648
ELECTRIC PRODUCTS-MISCELLANEOUS (1.07%)
 Hitachi                                                   149,000                909,193
 Mitsubishi Electric                                       300,000              1,587,047
 Sharp                                                      78,000              1,184,317
 Stanley Electric                                           50,800                804,860
 Techtronic Industries                                     325,000                806,814
                                                                                5,292,231
ELECTRIC-INTEGRATED (2.52%)
 E.ON                                                       59,770              5,539,368
 RWE                                                        20,000              1,339,034
 Scottish & Southern Energy                                110,000              1,894,047
 Tokyo Electric Power                                      155,100              3,722,013
                                                                               12,494,462
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.98%)
 Dainippon Screen Manufacturing                             76,000                510,531
 Koninklijke Philips Electronics                           107,400              2,920,861
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                              $
 Nippon Electric Glass                                      60,000                903,519
 OMRON                                                      25,000                535,260
                                                                                4,870,171
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.51%)
 Chartered Semiconductor Manufacturing /1/                 673,000                514,808
 Infineon Technologies /1/                                  85,350                840,769
 Rohm                                                        6,000                545,966
 Sanken Electric                                            53,000                617,967
                                                                                2,519,510
ELECTRONIC MEASUREMENT INSTRUMENTS (0.16%)
 Yokogawa Electric                                          64,000                793,613
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.86%)
 ABB /1/                                                   245,925              1,680,132
 Bradken                                                   162,229                347,713
 Linde                                                      31,400              2,217,085
                                                                                4,244,930
ENTERPRISE SOFTWARE & SERVICE (0.82%)
 Oracle                                                      4,500                199,117
 SAP                                                        19,100              3,282,784
 Software                                                   12,600                569,332
                                                                                4,051,233
ENTERTAINMENT SOFTWARE (0.19%)
 Ubisoft Entertainment /1/                                  17,020                946,015
FINANCE-CONSUMER LOANS (0.43%)
 Provident Financial                                        16,400                186,091
 SFCG                                                        3,740                844,123
 Takefuji                                                   16,800              1,091,075
                                                                                2,121,289
FINANCE-CREDIT CARD (0.36%)
 Credit Saison                                              32,400              1,083,902
 OMC Card                                                   51,000                680,637
                                                                                1,764,539
FINANCE-INVESTMENT BANKER & BROKER (1.00%)
 Macquarie Bank                                             41,000              1,963,213
 Mediobanca                                                111,300              2,130,609
 Nikko Cordial                                             203,000                872,885
                                                                                4,966,707
FINANCE-LEASING COMPANY (0.32%)
 ORIX                                                        9,400              1,393,711
 STB Leasing                                                11,200                184,443
                                                                                1,578,154
FINANCE-OTHER SERVICES (0.91%)
 Deutsche Boerse                                            32,150              2,830,034
 Man Group                                                  58,700              1,680,420
                                                                                4,510,454
FOOD-CATERING (0.10%)
 Compass Group                                             111,000                480,259
FOOD-MEAT PRODUCTS (0.05%)
 People's Food Holdings                                    431,000                240,129
FOOD-MISCELLANEOUS/DIVERSIFIED (1.86%)
 Associated British Foods                                   81,100              1,222,947
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
                                                                              $
 Cadbury Schweppes                                          80,100                772,104
 Groupe Danone                                              13,000              1,288,504
 Nestle                                                      6,413              1,763,993
 Royal Numico /1/                                           98,600              4,167,817
                                                                                9,215,365
FOOD-RETAIL (0.89%)
 Metro                                                      20,400              1,028,821
 Tesco                                                     587,400              3,363,648
                                                                                4,392,469
FORESTRY (0.09%)
 Sumitomo Forestry                                          47,000                436,897
GAS-DISTRIBUTION (0.42%)
 Gaz de France /1/                                          29,555                972,147
 Hong Kong & China Gas                                     543,000              1,131,483
                                                                                2,103,630
HUMAN RESOURCES (0.46%)
 Ranstad Holdings                                           55,600              2,271,193
IMPORT & EXPORT (0.92%)
 Mitsubishi                                                 93,000              1,332,424
 Mitsui                                                    207,000              2,001,766
 Sumitomo                                                  145,000              1,226,281
                                                                                4,560,471
INTERNET GAMBLING (0.12%)
 PartyGaming /1/                                           189,800                578,098
INTERNET INCUBATORS (0.21%)
 SOFTBANK                                                   25,700              1,056,934
INVESTMENT COMPANIES (0.15%)
 Macquarie Infrastructure Group                            245,280                743,838
LEISURE & RECREATION PRODUCTS (0.22%)
 SEGA SAMMY Holdings                                        18,000              1,116,018
LIFE & HEALTH INSURANCE (1.11%)
 AMP                                                       260,100              1,340,334
 Prudential                                                283,916              2,681,754
 T&D Holdings                                               31,000              1,474,018
                                                                                5,496,106
MACHINERY-ELECTRICAL (0.22%)
 Schindler Holding                                           2,645              1,070,225
MACHINERY-FARM (0.17%)
 Kubota                                                    143,000                834,310
MACHINERY-GENERAL INDUSTRY (0.56%)
 MAN                                                        31,650              1,478,164
 Metso                                                      54,200              1,306,809
                                                                                2,784,973
MACHINERY-PRINT TRADE (0.08%)
 Heidelberger Druckmaschinen                                11,160                373,726
MEDICAL PRODUCTS (0.37%)
 Nobel Biocare Holding                                       8,613              1,822,928
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (6.76%)
                                                                              $
 Astellas Pharma                                            64,600              2,109,247
 AstraZeneca                                                83,500              3,761,976
 Chugai Pharmaceutical                                     117,000              1,986,271
 CSL                                                        26,597                705,102
 GlaxoSmithKline                                           291,600              6,889,685
 Merck                                                      14,650              1,304,884
 Novartis                                                  154,405              7,533,123
 Roche Holding                                              55,900              7,620,651
 Shire Pharmaceuticals Group                                42,500                491,602
 Takeda Chemical Industries                                 21,600              1,107,989
                                                                               33,510,530
METAL PROCESSORS & FABRICATION (0.14%)
 SKF                                                        56,900                672,911
METAL-DIVERSIFIED (0.55%)
 Rio Tinto                                                  61,700              2,058,513
 Rio Tinto                                                  18,400                686,941
                                                                                2,745,454
MISCELLANEOUS INVESTING (0.48%)
 Japan Retail Fund Investment                                   99                847,852
 Rodamco Europe                                             18,300              1,553,749
                                                                                2,401,601
MONEY CENTER BANKS (2.73%)
 Banco Bilbao Vizcaya Argentaria                           220,100              3,718,773
 HSBC Holdings                                             604,825              9,828,579
                                                                               13,547,352
MORTGAGE BANKS (0.55%)
 Hypo Real Estate Holding                                   49,500              2,019,009
 Northern Rock                                              50,700                727,933
                                                                                2,746,942
MULTI-LINE INSURANCE (4.31%)
 Allianz                                                    34,020              4,328,533
 Assicurazioni Generali                                     36,600              1,199,431
 Aviva                                                     215,955              2,484,667
 AXA                                                       141,000              3,860,339
 Baloise Holding                                            17,850                934,759
 CNP Assurances                                             15,000              1,011,199
 ING Groep                                                 163,000              4,945,754
 Skandia Forsakrings                                       463,000              2,625,867
                                                                               21,390,549
MULTIMEDIA (1.47%)
 Lagardere                                                  17,200              1,244,121
 Publishing & Broadcasting                                  38,900                455,317
 Reuters Group                                             270,600              1,844,924
 Vivendi Universal                                         117,870              3,758,244
                                                                                7,302,606
NON-HOTEL GAMBLING (1.13%)
 Greek Organisation of Football Prognostics                 66,830              2,178,745
 Hilton Group                                              447,900              2,286,854
 William Hill                                              112,600              1,145,844
                                                                                5,611,443
OFFICE AUTOMATION & EQUIPMENT (0.63%)
 Canon                                                      40,600              2,013,792
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE AUTOMATION & EQUIPMENT (CONTINUED)
                                                                              $
 Neopost                                                    12,040              1,121,694
                                                                                3,135,486
OIL COMPANY-EXPLORATION & PRODUCTION (2.19%)
 Royal Dutch Shell                                         155,505              4,944,478
 Royal Dutch Shell                                         152,400              4,694,471
 Woodside Petroleum                                         54,100              1,243,843
                                                                               10,882,792
OIL COMPANY-INTEGRATED (6.68%)
 BG Group                                                  369,500              3,068,921
 BP Amoco                                                1,188,400             13,181,429
 ENI                                                       199,500              5,677,637
 OMV                                                        32,100              1,497,231
 Total                                                      38,550              9,692,753
                                                                               33,117,971
OIL REFINING & MARKETING (1.46%)
 Caltex Australia                                           40,600                543,720
 Neste Oil Oyj /1/                                          34,100                949,754
 Nippon Mining Holdings                                    165,000                984,745
 Nippon Oil                                                208,000              1,432,499
 Singapore Petroleum                                       361,000              1,108,929
 Statoil                                                   102,000              2,220,061
                                                                                7,239,708
OPTICAL SUPPLIES (0.27%)
 Hoya                                                       10,900              1,347,732
PAPER & RELATED PRODUCTS (0.13%)
 PaperlinX                                                 239,300                642,038
PRINTING-COMMERCIAL (0.20%)
 Dai Nippon Printing                                        64,000              1,004,862
PROPERTY & CASUALTY INSURANCE (0.67%)
 Millea Holdings                                               107              1,403,185
 QBE Insurance Group                                       147,660              1,900,041
                                                                                3,303,226
PUBLIC THOROUGHFARES (0.23%)
 ConnectEast Group                                       1,165,076                703,987
 Transurban Group                                           77,600                422,297
                                                                                1,126,284
PUBLISHING-BOOKS (0.38%)
 Yell Group                                                235,100              1,867,795
PUBLISHING-PERIODICALS (0.22%)
 Eniro                                                      98,400              1,106,623
REAL ESTATE OPERATOR & DEVELOPER (1.00%)
 British Land                                               96,400              1,427,356
 CapitaLand                                                667,000              1,136,943
 Cheung Kong                                               126,000              1,358,960
 Mitsui Fudosan                                             91,000              1,039,931
                                                                                4,963,190
REINSURANCE (0.23%)
 Muenchener Rueckversicherungs-Gesellschaft                  9,850              1,147,380
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (0.65%)
                                                                              $
 Hennes & Mauritz                                           62,000              2,213,658
 Next                                                       35,700                989,938
                                                                                3,203,596
RETAIL-AUTOMOBILE (0.18%)
 USS                                                        13,270                890,231
RETAIL-CONSUMER ELECTRONICS (0.23%)
 KESA Electricals                                          253,000              1,132,507
RETAIL-JEWELRY (0.49%)
 Citizen Watch                                              78,000                691,663
 Compagnie Financiere Richemont                             49,156              1,736,515
                                                                                2,428,178
RETAIL-MAJOR DEPARTMENT STORE (0.18%)
 Pinault-Printemps-Redoute                                   8,800                889,855
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.29%)
 Aeon                                                       87,900              1,430,301
RETAIL-VISION SERVICE CENTER (0.13%)
 Fielmann                                                    8,570                626,553
RUBBER & VINYL (0.27%)
 JSR                                                        67,700              1,343,793
RUBBER-TIRES (0.34%)
 Bridgestone                                                49,000                961,684
 Sumitomo Rubber Industries                                 70,000                706,276
                                                                                1,667,960
SEMICONDUCTOR EQUIPMENT (0.35%)
 ASM Lithography Holding /1/                                41,100                720,378
 Tokyo Electron                                             18,800              1,019,707
                                                                                1,740,085
SOAP & CLEANING PREPARATION (0.42%)
 Reckitt Benckiser                                          69,200              2,085,783
STEEL PRODUCERS (0.72%)
 JFE Holdings                                               47,300              1,227,914
 Nippon Steel                                              929,000              2,353,682
                                                                                3,581,596
TELECOMMUNICATION EQUIPMENT (0.54%)
 GN Store Nord                                              82,700                922,412
 Marconi /1/                                               174,100                836,798
 TANDBERG Television /1/                                    70,300                897,985
                                                                                2,657,195
TELECOMMUNICATION SERVICES (0.15%)
 Telecom Corporation of New Zealand                        177,957                766,065
TELEPHONE-INTEGRATED (3.00%)
 BT Group                                                  444,200              1,781,132
 Deutsche Telekom                                           87,600              1,739,700
 France Telecom                                             49,900              1,543,768
 KDDI                                                          232              1,121,763
 TDC                                                        41,975              1,889,796
 Telecom Italia                                            681,000              1,836,337
 Telefonica                                                294,632              4,970,895
                                                                               14,883,391
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEVISION (0.64%)
                                                                              $
 Antena 3 de Television                                     34,800                687,732
 ITV                                                       855,200              1,810,557
 Television Broadcasts                                     109,000                655,452
                                                                                3,153,741
TEXTILE-PRODUCTS (0.34%)
 Teijin                                                    171,000                782,577
 Toray Industries                                          191,000                896,258
                                                                                1,678,835
TOBACCO (1.68%)
 Altadis                                                    94,400              3,997,163
 British American Tobacco                                  154,200              3,081,339
 Imperial Tobacco Group                                     22,900                590,250
 Japan Tobacco                                                  47                670,859
                                                                                8,339,611
TRANSPORT-MARINE (1.04%)
 Frontline                                                  41,600              1,785,187
 Mitsui O.S.K. Lines                                       161,000              1,035,559
 Nippon Yusen Kabushiki Kaisha                             125,000                725,947
 Stolt-Neilsen                                              46,930              1,615,478
                                                                                5,162,171
TRANSPORT-RAIL (0.52%)
 East Japan Railway                                            368              1,812,177
 Keio Electric Railway                                     144,000                757,929
                                                                                2,570,106
TRANSPORT-SERVICES (0.34%)
 Deutsche Post                                              68,800              1,708,969
TRANSPORT-TRUCK (0.03%)
 Yamato Transport                                           12,000                160,043
VENTURE CAPITAL (0.24%)
 3i Group                                                   93,929              1,178,267
WATER (0.65%)
 Northumbrian Water Group                                   73,342                291,178
 Suez                                                      107,125              2,947,213
                                                                                3,238,391
WEB PORTALS (0.30%)
 Yahoo! Japan                                                  699              1,509,059
WHOLESALING & HARBOR TRANSPORT SERVICES (0.16%)
 Kamigumi                                                  105,000                802,757
WIRE & CABLE PRODUCTS (0.43%)
 Fujikura                                                   77,000                387,421
 Sumitomo Electric Industries                              154,000              1,732,406
                                                                                2,119,827
WIRELESS EQUIPMENT (1.29%)
 Nokia                                                     336,050              5,375,788
 Telefonaktiebolaget LM Ericsson                           300,000              1,028,589
                                                                                6,404,377
                                              TOTAL COMMON STOCKS             470,373,155

                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.66%)
AUTO-CARS & LIGHT TRUCKS (0.40%)
                                                                              $
 Porsche                                                     2,500              1,990,362
DRUG DELIVERY SYSTEMS (0.26%)
 Fresenius                                                  10,100              1,283,723
                                           TOTAL PREFERRED STOCKS               3,274,085

                                              Principal

                                              Amount                             Value

------------------------------------------------------------------------------------------------
TREASURY BONDS (0.23%)
 U.S. Treasury /2/
                                                         $                    $
  2.97%; 09/08/05                                          150,000                149,507
  3.00%; 09/22/05                                          600,000                597,241
  3.16%; 10/13/05                                          400,000                397,380
                                             TOTAL TREASURY BONDS               1,144,128
                                                                              -----------

                             TOTAL PORTFOLIO INVESTMENTS (95.77%)             474,791,368
CASH AND RECEIVABLES, NET OF LIABILITIES (4.23%)                               20,974,678
                                       TOTAL NET ASSETS (100.00%)             495,766,046
                                                                              -------------

                            SCHEDULE OF INVESTMENTS
                          PARTNERS INTERNATIONAL FUND

                            JULY 31, 2005 UNAUDITED


                                                         Unrealized
   Contract                   Opening       Current     Gain (Loss)
     Type       Commitment  Market Value  Market Value
--------------------------------------------------------------------
FUTURES CONTRACTS
265 DJ Euro       Buy       $10,168,185   $10,712,273     $544,088
Stoxx 50
September 2005
Futures
65 FTSE 100       Buy         5,640,541     5,845,904      205,363
Index
September 2005
Futures
35 Topix Index    Buy         3,580,096     3,762,434      182,338
September 2005
Futures

                            SCHEDULE OF INVESTMENTS
                          PARTNERS INTERNATIONAL FUND

                            JULY 31, 2005 UNAUDITED

/1 //Non-income producing security./
/2 //Security or a portion of the security was pledged to cover margin /
  /requirements for futures contracts. At the end of the period, the value / /of these securities totaled $1,144,128 or 0.23% of net assets./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 36,171,366
Unrealized Depreciation                        (4,396,302)
                                             ------------
Net Unrealized Appreciation (Depreciation)     31,775,064
Cost for federal income tax purposes         $443,016,304

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP BLEND FUND

                           JULY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (99.18%)
ADVERTISING AGENCIES (0.15%)
                                                                           $
 Omnicom Group                                           14,000               1,188,180
AEROSPACE & DEFENSE (0.59%)
 Boeing                                                  53,200               3,511,732
 Rockwell Collins                                        23,700               1,156,560
                                                                              4,668,292
AEROSPACE & DEFENSE EQUIPMENT (1.25%)
 General Dynamics                                        31,500               3,628,485
 Goodrich                                                22,000                 973,280
 Lockheed Martin                                         27,800               1,734,720
 United Technologies                                     68,800               3,488,160
                                                                              9,824,645
AGRICULTURAL OPERATIONS (0.17%)
 Monsanto                                                19,400               1,306,978
AIRLINES (0.12%)
 Southwest Airlines                                      68,500                 972,015
APPLICATIONS SOFTWARE (2.65%)
 Mercury Interactive /1/                                 48,600               1,913,382
 Microsoft                                              646,200              16,549,182
 Red Hat /1/                                            155,400               2,368,296
                                                                             20,830,860
ATHLETIC FOOTWEAR (0.15%)
 Nike                                                    14,500               1,215,100
AUTO-CARS & LIGHT TRUCKS (0.30%)
 General Motors                                          64,500               2,374,890
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.25%)
 TRW Automotive Holdings /1/                             75,000               1,997,250
BEVERAGES-NON-ALCOHOLIC (1.99%)
 Coca-Cola                                              175,300               7,671,128
 Coca-Cola Enterprises                                   32,500                 763,750
 Cott /1/                                                23,500                 545,200
 PepsiCo                                                121,800               6,641,754
                                                                             15,621,832
BREWERY (0.25%)
 Anheuser-Busch                                          43,900               1,946,965
BROADCASTING SERVICES & PROGRAMMING (0.21%)
 Discovery Holding /1/                                   15,980                 228,035
 Liberty Media /1/                                      159,800               1,404,642
                                                                              1,632,677
CABLE TV (0.87%)
 Comcast /1/                                            159,900               4,913,727
 Rogers Communications                                   52,300               1,931,439
                                                                              6,845,166
CASINO HOTELS (0.39%)
 Harrah's Entertainment                                  17,700               1,393,698
 Wynn Resorts /1/                                        29,700               1,672,110
                                                                              3,065,808
CASINO SERVICES (0.33%)
 International Game Technology                           95,400               2,610,144
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (0.43%)
                                                                           $
 Nextel Communications /1/                               46,200               1,607,760
 Nextel Partners /1/                                     69,700               1,735,530
                                                                              3,343,290
CHEMICALS-DIVERSIFIED (1.03%)
 Dow Chemical                                            25,900               1,241,905
 E. I. Du Pont de Nemours                                78,400               3,346,112
 Lyondell Chemical                                       54,500               1,522,730
 NOVA Chemicals                                          57,000               1,995,000
                                                                              8,105,747
CHEMICALS-SPECIALTY (0.20%)
 Cabot                                                   26,000                 899,340
 Ferro                                                   15,800                 355,500
 Minerals Technologies                                    4,600                 286,304
                                                                              1,541,144
CIRCUIT BOARDS (0.20%)
 Jabil Circuit /1/                                       49,600               1,547,024
COMMERCIAL BANKS (0.65%)
 First Horizon National                                  43,500               1,774,365
 Synovus Financial                                      113,100               3,344,367
                                                                              5,118,732
COMMERCIAL SERVICE-FINANCE (0.05%)
 Moody's                                                  8,300                 392,673
COMPUTERS (3.08%)
 Dell /1/                                               327,000              13,233,690
 Gateway /1/                                            245,300                 976,294
 International Business Machines                        100,900               8,421,114
 Research In Motion /1/                                  22,100               1,561,586
                                                                             24,192,684
COMPUTERS-MEMORY DEVICES (0.43%)
 EMC /1/                                                246,900               3,380,061
COMPUTERS-PERIPHERAL EQUIPMENT (0.03%)
 Lexmark International /1/                                3,700                 231,990
CONSULTING SERVICES (0.23%)
 Accenture /1/                                           73,700               1,845,448
COSMETICS & TOILETRIES (2.41%)
 Colgate-Palmolive                                       38,400               2,032,896
 Gillette                                                77,700               4,170,159
 Kimberly-Clark                                          26,700               1,702,392
 Procter & Gamble                                       197,600              10,992,488
                                                                             18,897,935
CRUISE LINES (0.57%)
 Carnival                                                61,200               3,206,880
 Royal Caribbean Cruises                                 27,900               1,268,055
                                                                              4,474,935
DATA PROCESSING & MANAGEMENT (0.72%)
 Automatic Data Processing                               57,300               2,544,693
 First Data                                              67,000               2,756,380
 Fiserv /1/                                               7,800                 346,086
                                                                              5,647,159
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DECISION SUPPORT SOFTWARE (0.11%)
                                                                           $
 NetIQ /1/                                               74,200                 849,590
DISPOSABLE MEDICAL PRODUCTS (0.08%)
 C.R. Bard                                                9,600                 641,184
DISTRIBUTION-WHOLESALE (0.20%)
 CDW                                                     24,900               1,543,800
DIVERSIFIED MANUFACTURING OPERATIONS (6.64%)
 3M                                                      25,900               1,942,500
 Danaher                                                 96,800               5,367,560
 Eaton                                                   12,500                 816,750
 General Electric                                       841,600              29,035,200
 Honeywell International                                160,300               6,296,584
 Illinois Tool Works                                     19,000               1,627,350
 Roper Industries                                         7,100                 544,925
 Teleflex                                                14,000                 928,620
 Textron                                                  9,600                 712,032
 Tyco International                                     158,700               4,835,589
                                                                             52,107,110
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.27%)
 Cendant                                                 99,000               2,114,640
E-COMMERCE-PRODUCTS (0.25%)
 Amazon.com /1/                                          42,700               1,928,759
E-COMMERCE-SERVICES (0.11%)
 eBay /1/                                                21,600                 902,448
ELECTRIC-GENERATION (0.13%)
 AES /1/                                                 61,800                 991,890
ELECTRIC-INTEGRATED (2.79%)
 Allegheny Energy /1/                                    18,200                 518,700
 American Electric Power                                 18,500                 715,950
 Constellation Energy Group                              18,000               1,083,780
 Dominion Resources                                      20,800               1,536,288
 Duke Energy                                            123,800               3,657,052
 Edison International                                    49,300               2,015,384
 Entergy                                                  8,800                 685,872
 Exelon                                                  80,500               4,308,360
 FirstEnergy                                             50,200               2,498,956
 FPL Group                                               27,400               1,181,488
 NiSource                                                58,300               1,416,107
 Pinnacle West Capital                                   26,800               1,227,440
 PPL                                                     12,300                 757,434
 TECO Energy                                             14,800                 280,608
                                                                             21,883,419
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.14%)
 Flextronics International /1/                           82,300               1,114,342
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.07%)
 Intel                                                  525,900              14,272,926
 Xilinx                                                  70,200               1,990,170
                                                                             16,263,096
ELECTRONIC MEASUREMENT INSTRUMENTS (0.20%)
 Agilent Technologies /1/                                59,300               1,556,032
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (0.48%)
                                                                           $
 Oracle /1/                                             279,200               3,791,536
ENTERTAINMENT SOFTWARE (0.16%)
 Electronic Arts /1/                                     21,600               1,244,160
FIDUCIARY BANKS (0.64%)
 Investors Financial Services                            33,700               1,159,954
 Northern Trust                                          23,600               1,198,880
 State Street                                            53,300               2,651,142
                                                                              5,009,976
FILTRATION & SEPARATION PRODUCTS (0.16%)
 Pall                                                    40,000               1,238,800
FINANCE-COMMERCIAL (0.19%)
 CapitalSource /1/                                       76,300               1,493,954
FINANCE-CONSUMER LOANS (0.35%)
 First Marblehead /1/                                    26,100                 906,975
 SLM                                                     35,100               1,807,299
                                                                              2,714,274
FINANCE-CREDIT CARD (0.86%)
 American Express                                        84,700               4,658,500
 Capital One Financial                                   25,700               2,120,250
                                                                              6,778,750
FINANCE-INVESTMENT BANKER & BROKER (6.22%)
 Charles Schwab                                         127,600               1,748,120
 Citigroup                                              500,000              21,750,000
 E*Trade Financial /1/                                  147,900               2,293,929
 Goldman Sachs Group                                     36,200               3,890,776
 JP Morgan Chase                                        213,028               7,485,804
 Lehman Brothers Holdings                                20,200               2,123,626
 Merrill Lynch                                           75,000               4,408,500
 Morgan Stanley                                          97,300               5,161,765
                                                                             48,862,520
FINANCE-MORTGAGE LOAN/BANKER (0.63%)
 Countrywide Financial                                   40,500               1,458,000
 Federal National Mortgage Association                   62,600               3,496,836
                                                                              4,954,836
FINANCIAL GUARANTEE INSURANCE (0.20%)
 Ambac Financial Group                                    5,400                 387,936
 Radian Group                                            22,300               1,150,234
                                                                              1,538,170
FOOD-CONFECTIONERY (0.18%)
 Hershey                                                 21,700               1,385,979
FOOD-MISCELLANEOUS/DIVERSIFIED (0.98%)
 Campbell Soup                                           57,600               1,776,960
 General Mills                                           57,600               2,730,240
 H.J. Heinz                                              29,500               1,085,010
 Kellogg                                                 38,300               1,735,373
 McCormick                                               10,800                 375,624
                                                                              7,703,207
FOOD-RETAIL (0.10%)
 Kroger /1/                                              41,000                 813,850
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE & DISTRIBUTION (0.21%)
                                                                           $
 Sysco                                                   46,200               1,665,972
FORESTRY (0.13%)
 Weyerhaeuser                                            14,500               1,000,210
GOLD MINING (0.17%)
 Newmont Mining                                          35,400               1,329,270
HOME DECORATION PRODUCTS (0.04%)
 Newell Rubbermaid                                       13,900                 345,693
HOTELS & MOTELS (0.22%)
 Marriott International                                  25,600               1,752,832
HUMAN RESOURCES (0.10%)
 Robert Half International                               23,300                 789,637
INDEPENDENT POWER PRODUCER (0.11%)
 NRG Energy /1/                                          22,300                 855,205
INSTRUMENTS-SCIENTIFIC (0.04%)
 Waters /1/                                               7,300                 330,544
INSURANCE BROKERS (0.51%)
 Marsh & McLennan                                        97,500               2,824,575
 Willis Group Holdings                                   35,200               1,167,232
                                                                              3,991,807
INTERNET APPLICATION SOFTWARE (0.05%)
 MatrixOne /1/                                           76,000                 375,440
INTERNET BROKERS (0.24%)
 Ameritrade Holding /1/                                  95,900               1,872,927
INTERNET CONTENT-INFORMATION & NEWS (0.21%)
 CNET Networks /1/                                      129,000               1,651,200
INTERNET SECURITY (0.44%)
 McAfee /1/                                              48,700               1,529,180
 Symantec /1/                                            52,826               1,160,587
 VeriSign /1/                                            29,200                 768,252
                                                                              3,458,019
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.40%)
 Federated Investors                                     25,100                 801,694
 Franklin Resources                                      18,900               1,527,498
 Nuveen Investments                                      21,500                 817,000
                                                                              3,146,192
LEISURE & RECREATION PRODUCTS (0.38%)
 Brunswick                                               34,500               1,606,320
 WMS Industries /1/                                      42,700               1,391,593
                                                                              2,997,913
LIFE & HEALTH INSURANCE (0.30%)
 Aflac                                                   40,800               1,840,080
 Lincoln National                                        11,300                 545,790
                                                                              2,385,870
LINEN SUPPLY & RELATED ITEMS (0.06%)
 Cintas                                                  10,400                 461,032
MACHINERY-FARM (0.39%)
 Deere                                                   41,900               3,080,907
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (1.52%)
                                                                           $
 Biomet                                                  25,400                 968,502
 Boston Scientific /1/                                   76,500               2,214,675
 Guidant                                                 25,500               1,754,400
 Medtronic                                               99,300               5,356,242
 St. Jude Medical /1/                                    34,300               1,626,163
                                                                             11,919,982
MEDICAL LABORATORY & TESTING SERVICE (0.14%)
 Laboratory Corp. of America Holdings /1/                13,300                 673,911
 Quest Diagnostics                                        7,800                 400,452
                                                                              1,074,363
MEDICAL PRODUCTS (2.28%)
 Baxter International                                    47,500               1,865,325
 Johnson & Johnson                                      209,900              13,425,204
 Stryker                                                 24,600               1,330,614
 Zimmer Holdings /1/                                     15,400               1,268,344
                                                                             17,889,487
MEDICAL-BIOMEDICAL/GENE (1.52%)
 Amgen /1/                                               96,700               7,711,825
 Biogen Idec /1/                                         29,500               1,159,055
 Celgene /1/                                             19,000                 909,150
 Chiron /1/                                              18,000                 652,140
 Genentech /1/                                           13,700               1,223,821
 Genzyme /1/                                              4,000                 297,640
                                                                             11,953,631
MEDICAL-DRUGS (4.39%)
 Abbott Laboratories                                     92,400               4,308,612
 Bristol-Myers Squibb                                    23,600                 589,528
 Cephalon /1/                                             6,400                 268,160
 Elan /1/                                                31,800                 237,864
 Eli Lilly                                               82,800               4,663,296
 Merck                                                  138,000               4,286,280
 Pfizer                                                 485,200              12,857,800
 Schering-Plough                                         94,300               1,963,326
 Sepracor /1/                                             9,000                 471,150
 Wyeth                                                  105,000               4,803,750
                                                                             34,449,766
MEDICAL-GENERIC DRUGS (0.08%)
 Watson Pharmaceutical /1/                               18,900                 631,260
MEDICAL-HMO (1.47%)
 UnitedHealth Group                                     117,000               6,119,100
 WellPoint /1/                                           76,600               5,418,684
                                                                             11,537,784
MEDICAL-HOSPITALS (0.36%)
 Community Health Systems /1/                            34,900               1,347,489
 HCA                                                     17,600                 866,800
 Health Management Associates                            25,500                 606,900
                                                                              2,821,189
MEDICAL-NURSING HOMES (0.05%)
 Manor Care                                               9,700                 368,212
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.33%)
 AmerisourceBergen                                        7,100                 509,709
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-WHOLESALE DRUG DISTRIBUTION (CONTINUED)
                                                                           $
 Cardinal Health                                         34,500               2,055,510
                                                                              2,565,219
METAL-ALUMINUM (0.36%)
 Alcan                                                   25,300                 854,634
 Alcoa                                                   69,600               1,952,280
                                                                              2,806,914
MISCELLANEOUS INVESTING (0.60%)
 Archstone-Smith Trust                                   47,500               2,018,750
 Equity Office Properties Trust                          49,100               1,740,595
 Simon Property Group                                    12,100                 964,854
                                                                              4,724,199
MONEY CENTER BANKS (1.01%)
 Bank of America                                        181,870               7,929,532
MULTI-LINE INSURANCE (2.24%)
 Allstate                                                10,100                 618,726
 American International Group                           221,300              13,322,260
 Hartford Financial Services Group                       38,400               3,093,888
 MetLife                                                 11,800                 579,852
                                                                             17,614,726
MULTIMEDIA (2.15%)
 E.W. Scripps                                             7,800                 394,134
 McGraw-Hill                                             36,900               1,697,769
 Meredith                                                 5,200                 257,400
 News                                                   207,700               3,402,126
 Time Warner /1/                                        387,700               6,598,654
 Viacom                                                 134,900               4,517,801
                                                                             16,867,884
NETWORKING PRODUCTS (1.22%)
 Cisco Systems /1/                                      445,800               8,537,070
 Juniper Networks /1/                                    43,400               1,041,166
                                                                              9,578,236
NON-HAZARDOUS WASTE DISPOSAL (0.17%)
 Allied Waste Industries /1/                             25,400                 217,932
 Republic Services                                       29,900               1,083,875
                                                                              1,301,807
OFFICE AUTOMATION & EQUIPMENT (0.08%)
 Pitney Bowes                                            14,100                 628,578
OFFICE SUPPLIES & FORMS (0.22%)
 Avery Dennison                                          30,000               1,700,100
OIL & GAS DRILLING (0.36%)
 Nabors Industries /1/                                   10,100                 661,045
 Transocean /1/                                          38,800               2,189,484
                                                                              2,850,529
OIL COMPANY-EXPLORATION & PRODUCTION (1.02%)
 Anadarko Petroleum                                      21,400               1,890,690
 Devon Energy                                            27,100               1,520,039
 EOG Resources                                           19,200               1,173,120
 Murphy Oil                                              35,200               1,867,008
 XTO Energy                                              45,566               1,598,911
                                                                              8,049,768
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (5.71%)
                                                                           $
 ChevronTexaco                                          157,300               9,124,973
 ConocoPhillips                                          87,200               5,457,848
 Exxon Mobil                                            450,800              26,484,500
 Occidental Petroleum                                    23,000               1,892,440
 Total                                                   15,000               1,875,000
                                                                             44,834,761
OIL FIELD MACHINERY & EQUIPMENT (0.48%)
 FMC Technologies /1/                                    34,300               1,243,375
 Grant Prideco /1/                                       61,800               1,983,780
 National-Oilwell Varco /1/                              10,100                 528,735
                                                                              3,755,890
OIL REFINING & MARKETING (0.07%)
 Sunoco                                                   4,200                 528,066
OIL-FIELD SERVICES (1.12%)
 Baker Hughes                                            36,000               2,035,440
 BJ Services                                             15,100                 920,949
 Schlumberger                                            69,500               5,819,930
                                                                              8,776,319
OPTICAL SUPPLIES (0.14%)
 Bausch & Lomb                                           13,200               1,117,380
PAPER & RELATED PRODUCTS (0.44%)
 Bowater                                                  9,000                 304,290
 International Paper                                     58,700               1,854,920
 MeadWestvaco                                            25,900                 756,798
 Potlatch                                                 9,700                 560,660
                                                                              3,476,668
PHARMACY SERVICES (0.27%)
 Caremark Rx /1/                                         36,200               1,613,796
 Medco Health Solutions /1/                              10,200                 494,088
                                                                              2,107,884
PIPELINES (0.48%)
 Dynegy /1/                                              74,500                 414,220
 Williams                                               158,800               3,372,912
                                                                              3,787,132
PROPERTY & CASUALTY INSURANCE (1.00%)
 ACE                                                     13,400                 619,214
 Progressive                                             26,000               2,591,940

 Safeco                                                  15,200                 835,088
 St. Paul Travelers                                      86,371               3,802,051
                                                                              7,848,293
PUBLISHING-NEWSPAPERS (0.40%)
 Dow Jones                                               10,900                 409,077
 Gannett                                                 17,600               1,284,096
 Tribune                                                 22,800                 832,200
 Washington Post                                            700                 622,160
                                                                              3,147,533
REGIONAL BANKS (3.25%)
 Fifth Third Bancorp                                    142,000               6,120,200
 Huntington Bancshares                                   18,200                 453,908
 National City                                           65,200               2,406,532
 SunTrust Banks                                          22,400               1,628,928
 U.S. Bancorp                                           179,900               5,407,794
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                           $
 Wachovia                                                90,100               4,539,238
 Wells Fargo                                             81,000               4,968,540
                                                                             25,525,140
REINSURANCE (0.08%)
 AXIS Capital Holdings                                   20,700                 596,160
RETAIL-APPAREL & SHOE (0.28%)
 Hot Topic /1/                                           48,200                 821,328
 Ross Stores                                             53,400               1,415,100
                                                                              2,236,428
RETAIL-AUTO PARTS (0.08%)
 O'Reilly Automotive /1/                                 19,900                 641,974
RETAIL-BUILDING PRODUCTS (1.27%)
 Home Depot                                             161,300               7,018,163
 Lowe's                                                  44,700               2,960,034
                                                                              9,978,197
RETAIL-CONSUMER ELECTRONICS (0.24%)
 Best Buy                                                24,600               1,884,360
RETAIL-DISCOUNT (2.72%)
 Family Dollar Stores                                    57,700               1,488,660
 Target                                                  92,900               5,457,875
 TJX                                                     42,400                 996,824
 Wal-Mart Stores                                        271,400              13,393,590
                                                                             21,336,949
RETAIL-DRUG STORE (0.92%)
 CVS                                                     83,000               2,575,490
 Walgreen                                                97,900               4,685,494
                                                                              7,260,984
RETAIL-OFFICE SUPPLIES (0.11%)
 Staples                                                 37,650                 857,291
RETAIL-REGIONAL DEPARTMENT STORE (0.78%)
 Kohl's /1/                                             109,400               6,164,690
RETAIL-RESTAURANTS (0.77%)
 McDonald's                                              67,200               2,094,624
 Outback Steakhouse                                      39,000               1,816,620
 Panera Bread /1/                                        21,100               1,229,075
 Yum! Brands                                             17,600                 921,360
                                                                              6,061,679
SAVINGS & LOANS-THRIFTS (0.13%)
 Golden West Financial                                   15,500               1,009,360
SCHOOLS (0.12%)
 Apollo Group /1/                                        12,800                 961,920
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.85%)
 Analog Devices                                          74,100               2,904,720
 Linear Technology                                       35,500               1,379,530
 Maxim Integrated Products                               57,600               2,411,712
                                                                              6,695,962
SEMICONDUCTOR EQUIPMENT (0.34%)
 Applied Materials /1/                                   12,300                 227,058
 ASM Lithography Holding /1/                             70,700               1,244,320
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
                                                                           $
 Kla-Tencor                                              22,700               1,173,590
                                                                              2,644,968
STEEL PRODUCERS (0.21%)
 Nucor                                                   30,200               1,674,590
TELECOMMUNICATION EQUIPMENT (0.07%)
 Comverse Technology /1/                                 23,200                 586,728
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.30%)
 Corning /1/                                            123,300               2,348,865
TELECOMMUNICATION SERVICES (0.48%)
 Telus                                                  107,700               3,758,730
TELEPHONE-INTEGRATED (1.39%)
 Sprint                                                 230,800               6,208,520
 Verizon Communications                                 137,700               4,713,471
                                                                             10,921,991
TELEVISION (0.20%)
 Univision Communications /1/                            54,200               1,532,776
THERAPEUTICS (0.28%)
 Gilead Sciences /1/                                     48,400               2,168,804
TOBACCO (1.71%)
 Altria Group                                           200,100              13,398,696
TOYS (0.15%)
 Hasbro                                                  17,000                 372,980
 Mattel                                                  41,700                 777,705
                                                                              1,150,685
TRANSPORT-RAIL (0.56%)
 Norfolk Southern                                        57,000               2,120,970
 Union Pacific                                           32,600               2,292,106
                                                                              4,413,076
TRANSPORT-SERVICES (0.41%)
 United Parcel Service                                   43,800               3,196,086
WEB PORTALS (0.52%)
 Yahoo /1/                                              123,400               4,114,156
WIRELESS EQUIPMENT (1.44%)
 Crown Castle International /1/                          90,600               1,971,456
 Motorola                                               129,300               2,738,574
 Nokia                                                   80,200               1,279,190
 Qualcomm                                               123,200               4,865,168
 Spectrasite /1/                                          5,900                 482,030
                                                                             11,336,418
                                           TOTAL COMMON STOCKS              778,837,371

                                            Principal

                                            Amount                            Value

----------------------------------------------------------------------------------------------
TREASURY BONDS (0.07%)


 U.S. Treasury /2/
                                                       $                   $
  2.85%; 08/11/05                                       550,000                 549,544
                                          TOTAL TREASURY BONDS                  549,544
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (99.25%)              779,386,915
CASH AND RECEIVABLES, NET OF LIABILITIES (0.75%)                              5,917,989
                                    TOTAL NET ASSETS (100.00%)             $785,304,904
                                                                           --------------

                                                         Unrealized
   Contract                   Opening       Current     Gain (Loss)
     Type       Commitment  Market Value  Market Value
--------------------------------------------------------------------
FUTURES CONTRACTS
80 S & P eMini    Buy        $4,846,002    $4,947,200     $101,198
September 2005
Futures

/1 //Non-income producing security./
/2 //Security or a portion of the security was pledged to cover margin /
  /requirements for futures contracts. At the end of the period, the value / /of these securities totaled $549,544 or 0.07% of net assets./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 97,921,409
Unrealized Depreciation                       (27,933,462)
                                             ------------
Net Unrealized Appreciation (Depreciation)     69,987,947
Cost for federal income tax purposes         $709,398,968

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP BLEND FUND I

                           JULY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (99.62%)
AEROSPACE & DEFENSE (2.74%)
                                                                       $
 Boeing                                              42,900               2,831,829
 Northrop Grumman                                    23,800               1,319,710
 Raytheon                                            32,200               1,266,426
                                                                          5,417,965
AEROSPACE & DEFENSE EQUIPMENT (0.81%)
 General Dynamics                                     2,900                 334,051
 Lockheed Martin                                      2,300                 143,520
 United Technologies                                 22,100               1,120,470
                                                                          1,598,041
AGRICULTURAL OPERATIONS (0.72%)
 Monsanto                                            21,000               1,414,770
APPAREL MANUFACTURERS (0.65%)
 Coach /1/                                           36,800               1,292,048
APPLICATIONS SOFTWARE (2.60%)
 Intuit /1/                                           4,700                 225,600
 Microsoft                                          192,242               4,923,318
                                                                          5,148,918
AUTO-CARS & LIGHT TRUCKS (0.52%)
 Ford Motor                                          96,000               1,031,040
BATTERIES & BATTERY SYSTEMS (0.41%)
 Energizer Holdings /1/                              12,600                 805,140
BEVERAGES-NON-ALCOHOLIC (1.29%)
 Coca-Cola                                           30,700               1,343,432
 PepsiCo                                             22,162               1,208,494
                                                                          2,551,926
BROADCASTING SERVICES & PROGRAMMING (0.35%)
 Discovery Holding /1/                                6,820                  97,321
 Liberty Media /1/                                   68,200                 599,478
                                                                            696,799
CABLE TV (1.26%)
 Comcast /1/                                         31,800                 977,214
 Comcast /1/                                         50,700               1,521,000
                                                                          2,498,214
CASINO HOTELS (0.11%)
 MGM Mirage /1/                                       1,500                  68,175
 Wynn Resorts /1/                                     2,700                 152,010
                                                                            220,185
CELLULAR TELECOMMUNICATIONS (0.60%)
 Nextel Communications /1/                           30,300               1,054,440
 U.S. Cellular /1/                                    2,400                 125,160
                                                                          1,179,600
CHEMICALS-DIVERSIFIED (0.25%)
 E. I. Du Pont de Nemours                            11,700                 499,356
COMMERCIAL BANKS (0.57%)
 Bank of Hawaii                                       6,300                 323,505
 North Fork Bancorp                                   8,900                 243,771
 UnionBanCal                                          7,800                 556,452
                                                                          1,123,728
COMMERCIAL SERVICE-FINANCE (0.66%)
 Moody's                                             27,400               1,296,294
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER AIDED DESIGN (0.60%)
                                                                       $
 Autodesk                                            34,500               1,179,555
COMPUTER SERVICES (0.62%)
 Computer Sciences /1/                               26,800               1,226,904
COMPUTERS (3.11%)
 Apple Computer /1/                                   3,100                 132,215
 Dell /1/                                            79,200               3,205,224
 Hewlett-Packard                                     92,300               2,272,426
 International Business Machines                      6,500                 542,490
                                                                          6,152,355
COMPUTERS-MEMORY DEVICES (0.33%)
 EMC /1/                                             19,800                 271,062
 Seagate Technology /1/                              19,900                 385,463
                                                                            656,525
COSMETICS & TOILETRIES (2.65%)
 Gillette                                            12,700                 681,609
 Procter & Gamble                                    82,094               4,566,889
                                                                          5,248,498
DISTRIBUTION-WHOLESALE (0.29%)
 Ingram Micro /1/                                    30,900                 575,976
DIVERSIFIED MANUFACTURING OPERATIONS (4.24%)
 General Electric                                   190,663               6,577,874
 Ingersoll-Rand                                       6,900                 539,373
 ITT Industries                                       6,000                 638,400
 Tyco International                                  20,500                 624,635
                                                                          8,380,282
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.68%)
 Cendant                                             63,400               1,354,224
ELECTRIC PRODUCTS-MISCELLANEOUS (0.62%)
 Emerson Electric                                    18,700               1,230,460
ELECTRIC-INTEGRATED (2.14%)
 Edison International                                31,800               1,299,984
 PG&E                                                57,500               2,163,725
 Sierra Pacific Resources /1/                        17,100                 221,958
 Southern                                            11,300                 395,387
 Wisconsin Energy                                     3,700                 148,555
                                                                          4,229,609
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.50%)
 Advanced Micro Devices /1/                           2,700                  54,216
 Freescale Semiconductor /1/                         39,300               1,002,936
 Freescale Semiconductor /1/                         50,095               1,289,946
 Intel                                              146,121               3,965,724
 Texas Instruments                                   19,300                 612,968
                                                                          6,925,790
ENTERPRISE SOFTWARE & SERVICE (0.06%)
 BMC Software /1/                                     6,200                 118,358
FIDUCIARY BANKS (0.46%)
 State Street                                        18,200                 905,268
FINANCE-AUTO LOANS (0.47%)
 AmeriCredit /1/                                     34,500                 921,840
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (0.37%)
                                                                       $
 Capital One Financial                                8,800                 726,000
FINANCE-INVESTMENT BANKER & BROKER (4.53%)
 Bear Stearns                                         4,600                 469,706
 Citigroup                                           69,582               3,026,817
 JP Morgan Chase                                     75,080               2,638,311
 Merrill Lynch                                       48,014               2,822,263
                                                                          8,957,097
FINANCIAL GUARANTEE INSURANCE (0.60%)
 MBIA                                                19,600               1,190,504
FOOD-CONFECTIONERY (0.32%)
 Hershey                                              9,900                 632,313
FOOD-FLOUR & GRAIN (0.70%)
 Archer Daniels Midland                              60,100               1,378,694
FOOD-MEAT PRODUCTS (0.48%)
 Tyson Foods                                         51,100                 952,504
FOOD-RETAIL (0.53%)
 Albertson's                                         42,400                 903,544
 Kroger /1/                                           7,300                 144,905
                                                                          1,048,449
FOOD-WHOLESALE & DISTRIBUTION (0.28%)
 SUPERVALU                                           15,500                 548,700
GOLD MINING (0.05%)
 Newmont Mining                                       2,800                 105,140
HOSPITAL BEDS & EQUIPMENT (0.10%)
 Kinetic Concepts /1/                                 3,400                 203,898
HOTELS & MOTELS (0.31%)
 Choice Hotels International                          2,600                 172,432
 Starwood Hotels & Resorts Worldwide                  7,000                 443,240
                                                                            615,672
INDEPENDENT POWER PRODUCER (0.50%)
 NRG Energy /1/                                      26,000                 997,100
INDUSTRIAL AUTOMATION & ROBOTS (0.07%)
 Rockwell Automation                                  2,700                 139,077
INSTRUMENTS-SCIENTIFIC (0.23%)
 Fisher Scientific International /1/                  6,800                 455,940
INTERNET SECURITY (0.19%)
 CheckFree /1/                                        1,200                  40,632
 Symantec /1/                                        15,400                 338,338
                                                                            378,970
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.12%)
 Franklin Resources                                   3,000                 242,460
LIFE & HEALTH INSURANCE (1.48%)
 Cigna                                                2,300                 245,525
 Genworth Financial                                  24,700                 774,592
 Prudential Financial                                23,400               1,565,460
 UnumProvident                                       17,900                 342,785
                                                                          2,928,362
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (0.23%)
                                                                       $
 Caterpillar                                          8,440                 455,000
MEDICAL INSTRUMENTS (1.01%)
 Guidant                                              4,200                 288,960
 Medtronic                                           31,800               1,715,292
                                                                          2,004,252
MEDICAL PRODUCTS (2.64%)
 Baxter International                                30,100               1,182,027
 Becton Dickinson                                     5,200                 287,924
 Johnson & Johnson                                   58,500               3,741,660
                                                                          5,211,611
MEDICAL-BIOMEDICAL/GENE (2.95%)
 Amgen /1/                                           49,872               3,977,292
 Genentech /1/                                        5,200                 464,516
 Genzyme /1/                                         18,600               1,384,026
                                                                          5,825,834
MEDICAL-DRUGS (5.80%)
 Abbott Laboratories                                 33,304               1,552,966
 Allergan                                             9,000                 804,330
 Bristol-Myers Squibb                                19,900                 497,102
 Eli Lilly                                           19,082               1,074,698
 Kos Pharmaceuticals /1/                                600                  42,900
 Merck                                               34,500               1,071,570
 Pfizer                                             168,995               4,478,367
 Schering-Plough                                     51,200               1,065,984
 Wyeth                                               19,466                 890,570
                                                                         11,478,487
MEDICAL-HMO (1.23%)
 Aetna                                               17,100               1,323,540
 WellPoint /1/                                       15,600               1,103,544
                                                                          2,427,084
MEDICAL-HOSPITALS (0.30%)
 HCA                                                 12,200                 600,850
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.56%)
 AmerisourceBergen                                   15,300               1,098,387
METAL-DIVERSIFIED (0.46%)
 Rio Tinto                                            6,800                 902,020
MISCELLANEOUS INVESTING (0.51%)
 Equity Office Properties Trust                      21,200                 751,540
 Prologis Trust                                       5,700                 259,692
                                                                          1,011,232
MONEY CENTER BANKS (2.54%)
 Bank of America                                    115,192               5,022,371
MULTI-LINE INSURANCE (2.25%)
 American International Group                        26,186               1,576,397
 Loews                                               16,000               1,338,080
 MetLife                                             31,400               1,542,996
                                                                          4,457,473
MULTIMEDIA (4.07%)
 McGraw-Hill                                          2,500                 115,025
 Time Warner /1/                                    220,494               3,752,808
 Viacom                                              83,715               2,803,615
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (CONTINUED)
                                                                       $
 Walt Disney                                         53,500               1,371,740
                                                                          8,043,188
NETWORKING PRODUCTS (0.97%)
 Cisco Systems /1/                                   99,840               1,911,936
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Republic Services                                    2,400                  87,000
OIL & GAS DRILLING (0.49%)
 GlobalSantaFe                                       13,500                 607,365
 Helmerich & Payne                                    3,500                 199,920
 Transocean /1/                                       2,800                 158,004
                                                                            965,289
OIL COMPANY-EXPLORATION & PRODUCTION (2.21%)
 Anadarko Petroleum                                  15,900               1,404,765
 Apache                                               8,700                 595,080
 Burlington Resources                                23,700               1,519,407
 Devon Energy                                         4,900                 274,841
 Noble Energy                                         7,100                 585,821
                                                                          4,379,914
OIL COMPANY-INTEGRATED (5.41%)
 ChevronTexaco                                        6,600                 382,866
 ConocoPhillips                                      59,500               3,724,105
 Exxon Mobil                                         84,449               4,961,379
 Occidental Petroleum                                19,800               1,629,144
                                                                         10,697,494
OIL REFINING & MARKETING (0.65%)
 Sunoco                                              10,300               1,295,019
OIL-FIELD SERVICES (0.62%)
 Halliburton                                         21,000               1,177,050
 Tidewater                                            1,100                  44,407
                                                                          1,221,457
PHARMACY SERVICES (0.21%)
 Caremark Rx /1/                                      9,300                 414,594
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.13%)
 Eastman Kodak                                        9,700                 259,378
POULTRY (0.07%)
 Pilgrim's Pride                                      3,400                 128,690
PROPERTY & CASUALTY INSURANCE (0.54%)
 St. Paul Travelers                                  24,171               1,064,008
RECREATIONAL VEHICLES (0.36%)
 Polaris Industries                                  12,700                 702,310
REGIONAL BANKS (2.97%)
 PNC Financial Services Group                        10,000                 548,200
 SunTrust Banks                                       1,800                 130,896
 U.S. Bancorp                                        45,800               1,376,748
 Wachovia                                            41,200               2,075,656
 Wells Fargo                                         28,300               1,735,922
                                                                          5,867,422
RETAIL-APPAREL & SHOE (0.55%)
 Abercrombie & Fitch                                 13,300                 958,265
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                       $
 Nordstrom                                            3,600                 133,236
                                                                          1,091,501
RETAIL-AUTOMOBILE (0.58%)
 AutoNation /1/                                      52,900               1,142,111
RETAIL-BOOKSTORE (0.02%)
 Barnes & Noble /1/                                     800                  32,816
RETAIL-BUILDING PRODUCTS (0.50%)
 Home Depot                                           1,100                  47,861
 Lowe's                                              14,200                 940,324
                                                                            988,185
RETAIL-CONSUMER ELECTRONICS (0.48%)
 Circuit City Stores                                 52,324                 954,913
RETAIL-DISCOUNT (0.82%)
 Target                                              11,200                 658,000
 Wal-Mart Stores                                     19,500                 962,325
                                                                          1,620,325
RETAIL-DRUG STORE (0.05%)
 Walgreen                                             2,200                 105,292
RETAIL-REGIONAL DEPARTMENT STORE (0.54%)
 Dillard's                                           18,100                 413,766
 Kohl's /1/                                          11,500                 648,025
                                                                          1,061,791
RETAIL-RESTAURANTS (0.18%)
 Darden Restaurants                                   8,200                 284,540
 McDonald's                                             900                  28,053
 Starbucks /1/                                        1,000                  52,550
                                                                            365,143
SAVINGS & LOANS-THRIFTS (1.31%)
 Golden West Financial                               14,800                 963,776
 Washington Mutual                                   38,100               1,618,488
                                                                          2,582,264
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.38%)
 Analog Devices                                      19,000                 744,800
STEEL PRODUCERS (0.95%)
 Nucor                                               19,400               1,075,730
 United States Steel                                 18,800                 801,820
                                                                          1,877,550
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.35%)
 Corning /1/                                         36,400                 693,420
TELEPHONE-INTEGRATED (2.49%)
 CenturyTel                                          31,500               1,082,655
 SBC Communications                                  18,400                 449,880
 Sprint                                              36,300                 976,470
 Telephone & Data Systems                             3,100                 123,535
 Telephone & Data Systems - Special Shares            3,100                 118,420
 Verizon Communications                              63,400               2,170,182
                                                                          4,921,142
TOBACCO (2.72%)
 Altria Group                                        59,500               3,984,120
 Reynolds American                                   14,200               1,183,002
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (CONTINUED)
                                                                       $
 UST                                                  4,500                 207,090
                                                                          5,374,212
TOOLS-HAND HELD (0.19%)
 Black & Decker                                       4,100                 370,271
TRANSPORT-EQUIPMENT & LEASING (0.06%)
 Gatx                                                 3,100                 117,180
TRANSPORT-RAIL (1.41%)
 Burlington Northern Santa Fe                        23,000               1,247,750
 CSX                                                  7,700                 350,658
 Norfolk Southern                                    32,200               1,198,162
                                                                          2,796,570
TRANSPORT-TRUCK (0.07%)
 J.B. Hunt Transport Services                         7,400                 145,262
WEB PORTALS (1.44%)
 Google /1/                                           3,700               1,064,712
 Yahoo /1/                                           53,600               1,787,024
                                                                          2,851,736
WIRELESS EQUIPMENT (1.14%)
 Motorola                                            82,000               1,736,760
 Nokia                                               31,900                 508,805
                                                                          2,245,565
                                       TOTAL COMMON STOCKS              196,994,897
                                                                       ------------

                      TOTAL PORTFOLIO INVESTMENTS (99.62%)              196,994,897
CASH AND RECEIVABLES, NET OF LIABILITIES (0.38%)                            760,023
                                TOTAL NET ASSETS (100.00%)             $197,754,920
                                                                       --------------


   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain (Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
9 S & P 500       Buy         $553,993      $556,560       $2,567
eMINI
September 2005
Futures


/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 28,888,602
Unrealized Depreciation                       (14,026,019)
                                             ------------
Net Unrealized Appreciation (Depreciation)     14,862,583
Cost for federal income tax purposes         $182,132,314

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP GROWTH FUND

                           JULY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (97.29%)
ADVERTISING SERVICES (0.16%)
                                                                       $
 Getty Images /1/                                     7,300                 589,475
AEROSPACE & DEFENSE (0.30%)
 Rockwell Collins                                    16,300                 795,440
 Titan /1/                                           12,500                 288,625
                                                                          1,084,065
AEROSPACE & DEFENSE EQUIPMENT (1.37%)
 General Dynamics                                     2,600                 299,494
 Lockheed Martin                                     74,100               4,623,840
                                                                          4,923,334
AIRLINES (0.05%)
 AMR /1/                                             12,500                 175,625
APPAREL MANUFACTURERS (0.46%)
 Coach /1/                                           38,300               1,344,713
 Columbia Sportswear /1/                              6,300                 320,292
                                                                          1,665,005
APPLIANCES (0.05%)
 Maytag                                              10,100                 170,387
APPLICATIONS SOFTWARE (0.32%)
 Microsoft                                           45,000               1,152,450
ATHLETIC FOOTWEAR (0.22%)
 Nike                                                 9,500                 796,100
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.46%)
 Oshkosh Truck                                          900                  76,320
 Paccar                                              21,900               1,581,618
                                                                          1,657,938
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 American Standard                                    5,100                 225,828
BUILDING-MAINTENANCE & SERVICE (0.14%)
 Ecolab                                              14,900                 500,342
BUILDING-RESIDENTIAL & COMMERCIAL (0.69%)
 DR Horton                                           19,600                 805,168
 Ryland Group                                         5,200                 420,160
 Toll Brothers /1/                                   22,300               1,235,866
                                                                          2,461,194
CABLE TV (0.20%)
 Cablevision Systems /1/                             23,000                 712,310
CASINO HOTELS (0.74%)
 Boyd Gaming                                          5,600                 293,664
 MGM Mirage /1/                                      52,100               2,367,945
                                                                          2,661,609
CELLULAR TELECOMMUNICATIONS (0.46%)
 Nextel Partners /1/                                 44,700               1,113,030
 NII Holdings /1/                                     7,200                 535,968
                                                                          1,648,998
CHEMICALS-DIVERSIFIED (1.51%)
 Dow Chemical                                       104,600               5,015,570
 Georgia Gulf                                        12,700                 402,971
                                                                          5,418,541
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (0.09%)
                                                                       $
 Eastman Chemical                                     5,500                 304,645
COMMERCIAL SERVICE-FINANCE (0.15%)
 Moody's                                             11,300                 534,603
COMMERCIAL SERVICES (0.08%)
 Alliance Data Systems /1/                            6,500                 276,705
COMPUTER AIDED DESIGN (0.61%)
 Autodesk                                            64,100               2,191,579
COMPUTER SERVICES (0.23%)
 Affiliated Computer Services /1/                    10,200                 509,694
 Cognizant Technology Solutions /1/                   6,100                 299,388
                                                                            809,082
COMPUTERS (6.59%)
 Apple Computer /1/                                  53,400               2,277,510
 Dell /1/                                           452,100              18,296,487
 International Business Machines                     37,200               3,104,712
                                                                         23,678,709
COMPUTERS-INTEGRATED SYSTEMS (0.23%)
 NCR /1/                                             23,800                 826,098
COMPUTERS-MEMORY DEVICES (1.04%)
 EMC /1/                                             58,600                 802,234
 Network Appliance /1/                               76,800               1,959,168
 Western Digital /1/                                 65,500                 981,845
                                                                          3,743,247
COMPUTERS-PERIPHERAL EQUIPMENT (0.16%)
 Lexmark International /1/                            9,100                 570,570
CONSUMER PRODUCTS-MISCELLANEOUS (0.07%)
 Fortune Brands                                       2,800                 264,740
CONTAINERS-METAL & GLASS (0.17%)
 Crown Holdings /1/                                  37,900                 598,441
COSMETICS & TOILETRIES (0.91%)
 Gillette                                            21,500               1,153,905
 Procter & Gamble                                    38,200               2,125,066
                                                                          3,278,971
DATA PROCESSING & MANAGEMENT (1.53%)
 First Data                                         101,800               4,188,052
 Fiserv /1/                                          20,800                 922,896
 Global Payments                                      4,300                 284,832
 Total System Services                                3,900                  95,784
                                                                          5,491,564
DISPOSABLE MEDICAL PRODUCTS (0.18%)
 C.R. Bard                                            9,600                 641,184
DISTRIBUTION-WHOLESALE (0.15%)
 W.W. Grainger                                        8,600                 535,952
DIVERSIFIED MANUFACTURING OPERATIONS (0.66%)
 Danaher                                              4,700                 260,615
 General Electric                                    61,200               2,111,400
                                                                          2,372,015
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DRUG DELIVERY SYSTEMS (0.09%)
                                                                       $
 Hospira /1/                                          8,800                 336,600
ELECTRIC-INTEGRATED (0.81%)
 Exelon                                              44,600               2,386,992
 TXU                                                  6,000                 519,840
                                                                          2,906,832
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.24%)
 Cree /1/                                            23,300                 690,845
 Intel                                              484,200              13,141,188
 LSI Logic /1/                                       26,400                 257,664
 QLogic /1/                                          21,200                 658,260
 Texas Instruments                                   15,700                 498,632
                                                                         15,246,589
ELECTRONIC CONNECTORS (0.17%)
 Amphenol                                            14,000                 623,560
ELECTRONIC FORMS (0.86%)
 Adobe Systems                                      104,600               3,100,344
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.18%)
 Fluor                                                8,700                 555,060
 Jacobs Engineering Group /1/                         1,300                  76,544
                                                                            631,604
ENTERPRISE SOFTWARE & SERVICE (0.77%)
 Oracle /1/                                         202,700               2,752,666
ENVIRONMENTAL MONITORING & DETECTION (0.06%)
 Mine Safety Appliances                               4,700                 229,830
FINANCE-CREDIT CARD (0.84%)
 MBNA                                               119,200               2,999,072
FINANCE-INVESTMENT BANKER & BROKER (0.26%)
 Charles Schwab                                      24,400                 334,280
 Legg Mason                                           5,800                 592,470
                                                                            926,750
FINANCE-MORTGAGE LOAN/BANKER (2.07%)
 Federal National Mortgage Association              133,100               7,434,966
FINANCE-OTHER SERVICES (0.11%)
 Chicago Mercantile Exchange Holdings                 1,300                 391,365
FINANCIAL GUARANTEE INSURANCE (0.36%)
 Ambac Financial Group                               10,600                 761,504
 Radian Group                                        10,300                 531,274
                                                                          1,292,778
FOOD-CONFECTIONERY (0.06%)
 Hershey                                              3,200                 204,384
FOOD-RETAIL (0.01%)
 Weis Markets                                           400                  16,320
HEALTH CARE COST CONTAINMENT (0.68%)
 McKesson                                            54,000               2,430,000
HOME FURNISHINGS (0.07%)
 Tempur-Pedic International /1/                      14,900                 256,429
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOSPITAL BEDS & EQUIPMENT (0.03%)
                                                                       $
 Kinetic Concepts /1/                                 1,900                 113,943
HOTELS & MOTELS (1.19%)
 Marriott International                              47,700               3,266,019
 Starwood Hotels & Resorts Worldwide                 15,900               1,006,788
                                                                          4,272,807
HUMAN RESOURCES (0.09%)
 Robert Half International                            9,700                 328,733
INDUSTRIAL AUTOMATION & ROBOTS (0.60%)
 Rockwell Automation                                 41,900               2,158,269
INSURANCE BROKERS (0.10%)
 Marsh & McLennan                                    12,500                 362,125
INTERNET INFRASTRUCTURE SOFTWARE (0.07%)
 F5 Networks /1/                                      6,100                 257,298
INTERNET SECURITY (0.34%)
 Symantec /1/                                        34,900                 766,753
 VeriSign /1/                                        16,700                 439,377
                                                                          1,206,130
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.74%)
 Eaton Vance                                         11,600                 285,012
 Franklin Resources                                  29,400               2,376,108
                                                                          2,661,120
LIFE & HEALTH INSURANCE (0.79%)
 Aflac                                               63,100               2,845,810
MACHINERY-CONSTRUCTION & MINING (0.68%)
 Caterpillar                                         40,600               2,188,746
 Joy Global                                           6,200                 254,634
                                                                          2,443,380
MACHINERY-PUMPS (0.09%)
 Graco                                                8,600                 328,778
MEDICAL PRODUCTS (6.40%)
 Johnson & Johnson                                  338,500              21,650,460
 Zimmer Holdings /1/                                 16,600               1,367,176
                                                                         23,017,636
MEDICAL-BIOMEDICAL/GENE (0.48%)
 Genentech /1/                                       19,400               1,733,002
MEDICAL-DRUGS (5.72%)
 Abbott Laboratories                                 35,300               1,646,039
 American Pharmaceutical Partners /1/                   500                  22,695
 Merck                                              283,600               8,808,616
 Pfizer                                             353,400               9,365,100
 Wyeth                                               15,600                 713,700
                                                                         20,556,150
MEDICAL-GENERIC DRUGS (0.25%)
 Barr Pharmaceuticals /1/                            19,200                 910,464
MEDICAL-HMO (6.02%)
 Aetna                                               44,200               3,421,080
 AMERIGROUP /1/                                       3,300                 114,345
 UnitedHealth Group                                 324,300              16,960,890
 WellChoice /1/                                       3,600                 237,600
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (CONTINUED)
                                                                       $
 WellPoint /1/                                       12,900                 912,546
                                                                         21,646,461
MEDICAL-HOSPITALS (0.40%)
 HCA                                                 26,000               1,280,500
 Triad Hospitals /1/                                  2,800                 139,076
                                                                          1,419,576
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.44%)
 Lincare Holdings /1/                                39,400               1,589,396
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.34%)
 AmerisourceBergen                                   17,000               1,220,430
 Cardinal Health                                     60,400               3,598,632
                                                                          4,819,062
METAL PROCESSORS & FABRICATION (0.07%)
 Precision Castparts                                  2,800                 251,944
MISCELLANEOUS INVESTING (0.14%)
 Regency Centers                                      8,300                 512,110
MOTORCYCLE & MOTOR SCOOTER (0.77%)
 Harley-Davidson                                     52,200               2,776,518
MULTI-LINE INSURANCE (0.20%)
 American International Group                        11,800                 710,360
MULTIMEDIA (0.22%)
 McGraw-Hill                                         17,500                 805,175
NETWORKING PRODUCTS (0.11%)
 Cisco Systems /1/                                   21,000                 402,150
OIL & GAS DRILLING (0.43%)
 Patterson-UTI Energy                                22,700                 745,241
 Pride International /1/                             31,100                 809,222
                                                                          1,554,463
OIL COMPANY-EXPLORATION & PRODUCTION (1.43%)
 Burlington Resources                                13,400                 859,074
 EOG Resources                                       61,100               3,733,210
 Murphy Oil                                          10,600                 562,224
                                                                          5,154,508
OIL COMPANY-INTEGRATED (4.86%)
 Exxon Mobil                                        297,600              17,484,000
OIL FIELD MACHINERY & EQUIPMENT (0.18%)
 FMC Technologies /1/                                 9,400                 340,750
 Grant Prideco /1/                                    9,900                 317,790
                                                                            658,540
OIL-FIELD SERVICES (0.79%)
 Baker Hughes                                        16,700                 944,218
 Cal Dive International /1/                           8,000                 473,760
 Halliburton                                         25,200               1,412,460
                                                                          2,830,438
OPTICAL SUPPLIES (0.08%)
 Bausch & Lomb                                        3,300                 279,345
PHARMACY SERVICES (1.04%)
 Caremark Rx /1/                                     13,100                 583,998
 Express Scripts /1/                                 35,500               1,856,650
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHARMACY SERVICES (CONTINUED)
                                                                       $
 Medco Health Solutions /1/                          26,600               1,288,504
                                                                          3,729,152
PIPELINES (0.51%)
 Kinder Morgan                                       20,500               1,821,630
POWER CONVERTER & SUPPLY EQUIPMENT (0.06%)
 American Power Conversion                            8,000                 224,880
REAL ESTATE OPERATOR & DEVELOPER (0.37%)
 St. Joe                                             16,500               1,342,935
RENTAL-AUTO & EQUIPMENT (0.18%)
 Rent-A-Center /1/                                   30,900                 651,681
RESEARCH & DEVELOPMENT (0.34%)
 Pharmaceutical Product Development /1/              21,600               1,236,168
RETAIL-APPAREL & SHOE (1.91%)
 Abercrombie & Fitch                                 10,000                 720,500
 American Eagle Outfitters                           86,600               2,853,470
 bebe Stores                                         26,200                 745,652
 Chico's FAS /1/                                     13,300                 533,463
 Nordstrom                                           22,300                 825,323
 Urban Outfitters /1/                                19,800               1,202,058
                                                                          6,880,466
RETAIL-ARTS & CRAFTS (0.40%)
 Michaels Stores                                     35,300               1,447,300
RETAIL-AUTO PARTS (0.11%)
 Advance Auto Parts /1/                               1,800                 124,128
 O'Reilly Automotive /1/                              8,800                 283,888
                                                                            408,016
RETAIL-AUTOMOBILE (0.06%)
 Copart /1/                                           8,100                 198,126
RETAIL-BEDDING (0.87%)
 Bed Bath & Beyond /1/                               68,400               3,139,560
RETAIL-BUILDING PRODUCTS (7.92%)
 Home Depot                                         428,800              18,657,088
 Lowe's                                             148,400               9,827,048
                                                                         28,484,136
RETAIL-CATALOG SHOPPING (0.06%)
 MSC Industrial Direct                                5,100                 197,319
RETAIL-CONVENIENCE STORE (0.07%)
 7-Eleven /1/                                         7,300                 247,105
RETAIL-DISCOUNT (4.46%)
 Dollar General                                      47,900                 973,328
 Dollar Tree Stores /1/                              41,000               1,024,590
 Family Dollar Stores                                 9,700                 250,260
 Target                                              65,000               3,818,750
 TJX                                                 72,600               1,706,826
 Wal-Mart Stores                                    167,400               8,261,190
                                                                         16,034,944
RETAIL-DRUG STORE (1.46%)
 CVS                                                  4,400                 136,532
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DRUG STORE (CONTINUED)
                                                                       $
 Walgreen                                           106,600               5,101,876
                                                                          5,238,408
RETAIL-HAIR SALONS (0.05%)
 Regis                                                4,600                 192,096
RETAIL-RESTAURANTS (1.67%)
 Applebee's International                            17,950                 475,855
 Brinker International /1/                           14,600                 597,140
 Darden Restaurants                                  37,900               1,315,130
 Outback Steakhouse                                  15,600                 726,648
 Panera Bread /1/                                     7,900                 460,175
 Sonic /1/                                           10,700                 324,317
 Starbucks /1/                                       23,000               1,208,650
 Yum! Brands                                         17,200                 900,420
                                                                          6,008,335
RETAIL-VIDEO RENTAL (0.08%)
 Blockbuster                                         31,900                 276,573
STEEL PRODUCERS (0.27%)
 Nucor                                               17,600                 975,920
TELECOMMUNICATION EQUIPMENT (0.27%)
 Harris                                              26,100                 967,527
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.15%)
 Corning /1/                                         27,700                 527,685
TELEPHONE-INTEGRATED (0.07%)
 Verizon Communications                               7,400                 253,302
TEXTILE-HOME FURNISHINGS (0.29%)
 Mohawk Industries /1/                               12,000               1,053,840
TOBACCO (4.83%)
 Altria Group                                       259,100              17,349,336
TOOLS-HAND HELD (0.34%)
 Black & Decker                                      13,400               1,210,154
TRANSPORT-SERVICES (0.73%)
 C.H. Robinson Worldwide                             10,800                 675,756
 Expeditors International of Washington              21,500               1,183,575
 FedEx                                                4,300                 361,587
 Ryder System                                        10,200                 397,698
                                                                          2,618,616
TRANSPORT-TRUCK (0.53%)

 CNF                                                 12,100                 624,239
 J.B. Hunt Transport Services                        37,500                 736,125
 Landstar System /1/                                 17,200                 573,104
                                                                          1,933,468
WEB PORTALS (1.18%)
 Google /1/                                          10,500               3,021,480
 Yahoo /1/                                           36,800               1,226,912
                                                                          4,248,392
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.28%)
                                                                       $
 Motorola                                            46,700                 989,106
                                       TOTAL COMMON STOCKS              349,717,262
                                                                       ------------

                      TOTAL PORTFOLIO INVESTMENTS (97.29%)              349,717,262
CASH AND RECEIVABLES, NET OF LIABILITIES (2.71%)                          9,737,305
                                TOTAL NET ASSETS (100.00%)             $359,454,567
                                                                       --------------

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP GROWTH FUND

                           JULY 31, 2005 (UNAUDITED)


                                                         Unrealized
   Contract                   Opening       Current     Gain (Loss)
     Type       Commitment  Market Value  Market Value
--------------------------------------------------------------------
FUTURES CONTRACTS
17 S & P 500      Buy        $5,202,994    $5,256,400     $53,406
September 2005
Futures


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 16,157,462
Unrealized Depreciation                        (3,899,160)
                                             ------------
Net Unrealized Appreciation (Depreciation)     12,258,302
Cost for federal income tax purposes         $337,458,960

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND I

                           JULY 31, 2005 (UNAUDITED)

                                  Shares

                                  Held                            Value

----------------------------------------------------------------------------------
COMMON STOCKS (98.22%)
AGRICULTURAL OPERATIONS (0.96%)
                                                               $
 Monsanto                                   130,000               8,758,100
AIRLINES (0.95%)
 Southwest Airlines                         612,300               8,688,537
APPLICATIONS SOFTWARE (5.57%)
 Mercury Interactive /1/                    182,200               7,173,214
 Microsoft                                1,382,000              35,393,020
 Red Hat /1/                                552,200               8,415,528
                                                                 50,981,762
AUDIO & VIDEO PRODUCTS (0.63%)
 Harman International Industries             67,000               5,758,650
BROADCASTING SERVICES & PROGRAMMING (1.10%)
 Discovery Holding /1/                       98,100               1,399,887
 Liberty Media /1/                          981,000               8,622,990
                                                                 10,022,877
CABLE TV (2.58%)
 Rogers Communications                      638,200              23,568,726
CASINO HOTELS (0.90%)
 Wynn Resorts /1/                           147,000               8,276,100
CASINO SERVICES (1.52%)
 International Game Technology              508,800              13,920,768
CELLULAR TELECOMMUNICATIONS (3.91%)
 Nextel Communications /1/                  466,800              16,244,640
 Nextel Partners /1/                        783,200              19,501,680
                                                                 35,746,320
COMPUTERS (4.40%)
 Dell /1/                                   767,000              31,040,490
 Research In Motion /1/                     130,900               9,249,394
                                                                 40,289,884
COMPUTERS-MEMORY DEVICES (1.56%)
 EMC /1/                                  1,045,800              14,317,002
CONSULTING SERVICES (1.66%)
 Accenture /1/                              605,300              15,156,712
CRUISE LINES (1.69%)
 Carnival                                   295,400              15,478,960
DATA PROCESSING & MANAGEMENT (1.26%)
 Automatic Data Processing                  259,200              11,511,072
DIVERSIFIED MANUFACTURING OPERATIONS (6.12%)
 Danaher                                    393,300              21,808,485
 General Electric                           992,000              34,224,000
                                                                 56,032,485
E-COMMERCE-PRODUCTS (1.21%)
 Amazon.com /1/                             246,100              11,116,337
E-COMMERCE-SERVICES (0.75%)
 eBay /1/                                   164,300               6,864,454
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.13%)
 Intel                                      930,000              25,240,200
                                  Shares

                                  Held                            Value

----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                               $
 Xilinx                                     764,900              21,684,915
                                                                 46,925,115
ENTERPRISE SOFTWARE & SERVICE (1.74%)
 Oracle /1/                               1,169,400              15,880,452
FIDUCIARY BANKS (2.42%)
 State Street                               446,100              22,189,014
FINANCE-CONSUMER LOANS (1.81%)
 SLM                                        321,600              16,559,184
FINANCE-INVESTMENT BANKER & BROKER (2.88%)
 Charles Schwab                             523,900               7,177,430
 Citigroup                                  441,900              19,222,650
                                                                 26,400,080
FOOD-WHOLESALE & DISTRIBUTION (1.78%)
 Sysco                                      450,600              16,248,636
INTERNET BROKERS (1.57%)
 Ameritrade Holding /1/                     735,000              14,354,550
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.29%)
 Franklin Resources                         145,800              11,783,556
MEDICAL INSTRUMENTS (3.26%)
 Medtronic                                  375,200              20,238,288
 St. Jude Medical /1/                       201,800               9,567,338
                                                                 29,805,626
MEDICAL PRODUCTS (0.51%)
 Zimmer Holdings /1/                         56,900               4,686,284
MEDICAL-BIOMEDICAL/GENE (3.73%)
 Amgen /1/                                  209,100              16,675,725
 Genentech /1/                              195,300              17,446,149
                                                                 34,121,874
MEDICAL-DRUGS (0.65%)
 Sepracor /1/                               113,900               5,962,665
MEDICAL-HMO (5.91%)
 UnitedHealth Group                         543,400              28,419,820
 WellPoint /1/                              362,700              25,657,398
                                                                 54,077,218
MULTIMEDIA (1.07%)
 E.W. Scripps                               193,000               9,752,290
NETWORKING PRODUCTS (1.89%)
 Juniper Networks /1/                       719,700              17,265,603
OIL & GAS DRILLING (1.05%)
 Transocean /1/                             170,300               9,610,029
OIL-FIELD SERVICES (0.91%)
 Schlumberger                                99,400               8,323,756
PHARMACY SERVICES (0.49%)
 Caremark Rx /1/                            101,300               4,515,954
RETAIL-DISCOUNT (4.35%)
 Target                                     212,300              12,472,625
                                  Shares

                                  Held                            Value

----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                               $
 Wal-Mart Stores                            553,200              27,300,420
                                                                 39,773,045
RETAIL-DRUG STORE (1.43%)
 Walgreen                                   273,100              13,070,566
RETAIL-PET FOOD & SUPPLIES (1.14%)
 PETsMART                                   351,700              10,463,075
RETAIL-REGIONAL DEPARTMENT STORE (1.65%)
 Kohl's /1/                                 268,600              15,135,610
SCHOOLS (1.98%)
 Apollo Group /1/                           240,600              18,081,090
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (5.35%)
 Analog Devices                             583,000              22,853,600
 Marvell Technology Group /1/               268,900              11,748,241
 Maxim Integrated Products                  343,200              14,369,784
                                                                 48,971,625
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.94%)
 Corning /1/                                931,200              17,739,360
THERAPEUTICS (1.91%)
 Gilead Sciences /1/                        390,600              17,502,786
WEB PORTALS (3.22%)
 Google /1/                                  41,400              11,913,264
 Yahoo /1/                                  526,700              17,560,178
                                                                 29,473,442
WIRELESS EQUIPMENT (0.39%)
 Qualcomm                                    90,800               3,585,692
                               TOTAL COMMON STOCKS              898,746,923
                                                               ------------

              TOTAL PORTFOLIO INVESTMENTS (98.22%)              898,746,923
CASH, RECEIVABLES AND
 OTHER ASSETS, NET OF
 LIABILITIES (1.78%)                                             16,266,816
                        TOTAL NET ASSETS (100.00%)             $915,013,739
                                                               --------------

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND I

                           JULY 31, 2005 (UNAUDITED)


/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $134,464,094
Unrealized Depreciation                       (17,474,946)
                                             ------------
Net Unrealized Appreciation (Depreciation)    116,989,148
Cost for federal income tax purposes         $781,757,775

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND II

                           JULY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                            Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (99.38%)
ADVERTISING SERVICES (0.84%)
                                                                           $
 Getty Images /1/                                        80,876               6,530,737
AEROSPACE & DEFENSE (1.33%)
 Rockwell Collins                                       212,000              10,345,600
AEROSPACE & DEFENSE EQUIPMENT (1.74%)
 United Technologies                                    266,500              13,511,550
AGRICULTURAL OPERATIONS (2.11%)
 Delta & Pine Land                                       91,910               2,458,592
 Monsanto                                               206,826              13,933,868
                                                                             16,392,460
APPLICATIONS SOFTWARE (4.61%)
 Microsoft                                            1,398,122              35,805,905
ATHLETIC FOOTWEAR (0.86%)
 Nike                                                    79,900               6,695,620
BEVERAGES-NON-ALCOHOLIC (2.71%)
 PepsiCo                                                385,200              21,004,956
COMMERCIAL BANKS (0.79%)
 Synovus Financial                                      208,400               6,162,388
COMMERCIAL SERVICE-FINANCE (1.34%)
 Paychex                                                297,400              10,382,234
COMMERCIAL SERVICES (1.57%)
 Weight Watchers International /1/                      215,000              12,216,300
COMPUTERS (1.08%)
 Dell /1/                                               207,700               8,405,619
COMPUTERS-MEMORY DEVICES (2.23%)
 EMC /1/                                              1,262,000              17,276,780
COSMETICS & TOILETRIES (5.96%)
 Gillette                                               272,000              14,598,240
 Kimberly-Clark                                         111,100               7,083,736
 Procter & Gamble                                       441,089              24,537,781
                                                                             46,219,757
CRUISE LINES (0.94%)
 Carnival                                               139,300               7,299,320
DISPOSABLE MEDICAL PRODUCTS (1.44%)
 C.R. Bard                                              167,200              11,167,288
DIVERSIFIED MANUFACTURING OPERATIONS (5.88%)
 General Electric                                       986,700              34,041,150
 Textron                                                156,602              11,615,170
                                                                             45,656,320
DRUG DELIVERY SYSTEMS (1.24%)
 Hospira /1/                                            252,123               9,643,705
E-COMMERCE-SERVICES (1.56%)
 eBay /1/                                               199,000               8,314,220
 Monster Worldwide /1/                                  124,200               3,771,954
                                                                             12,086,174
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.53%)
 Broadcom /1/                                           244,000              10,435,880
 Freescale Semiconductor /1/                              6,000                 154,500
                                              Shares

                                              Held                            Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                           $
 Intel                                                  468,700              12,720,518
 National Semiconductor                                 478,800              11,831,148
                                                                             35,142,046
ENTERTAINMENT SOFTWARE (0.27%)
 Electronic Arts /1/                                     36,600               2,108,160
FIDUCIARY BANKS (1.58%)
 Northern Trust                                         241,800              12,283,440
FINANCE-CREDIT CARD (1.89%)
 American Express                                       266,500              14,657,500
FINANCE-INVESTMENT BANKER & BROKER (1.04%)
 Goldman Sachs Group                                     74,700               8,028,756
FINANCIAL GUARANTEE INSURANCE (1.14%)
 MGIC Investment                                        128,500               8,812,530
FOOD-MISCELLANEOUS/DIVERSIFIED (1.09%)
 Kellogg                                                187,300               8,486,563
INTERNET SECURITY (1.69%)
 McAfee /1/                                             282,900               8,883,060
 VeriSign /1/                                           159,600               4,199,076
                                                                             13,082,136
MEDICAL INSTRUMENTS (3.40%)
 Edwards Lifesciences /1/                               154,026               7,065,173
 Medtronic                                              167,130               9,014,992
 St. Jude Medical /1/                                   217,100              10,292,711
                                                                             26,372,876
MEDICAL LABORATORY & TESTING SERVICE (0.99%)
 Covance /1/                                            154,924               7,676,484
MEDICAL PRODUCTS (4.43%)
 Becton Dickinson                                       205,806              11,395,478
 Johnson & Johnson                                      359,400              22,987,224
                                                                             34,382,702
MEDICAL-BIOMEDICAL/GENE (4.80%)
 Amgen /1/                                              207,492              16,547,487
 Charles River Laboratories International
  /1/                                                    90,700               4,417,090
 Genentech /1/                                           56,400               5,038,212
 Genzyme /1/                                             56,200               4,181,842
 Invitrogen /1/                                          82,200               7,050,294
                                                                             37,234,925
MEDICAL-DRUGS (3.15%)
 Abbott Laboratories                                    128,000               5,968,640
 Novartis                                               160,900               7,837,439
 Novo Nordisk                                            77,600               4,025,112
 Roche Holding                                           97,300               6,616,400
                                                                             24,447,591
MEDICAL-HMO (1.05%)
 WellPoint /1/                                          115,600               8,177,544
MULTIMEDIA (2.01%)
 News                                                   686,400              11,243,232
 Walt Disney                                            168,600               4,322,904
                                                                             15,566,136
                                              Shares

                                              Held                            Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (2.26%)
                                                                           $
 Cisco Systems /1/                                      916,500              17,550,975
OIL COMPANY-EXPLORATION & PRODUCTION (3.58%)
 Anadarko Petroleum                                     110,800               9,789,180
 Apache                                                 262,500              17,955,000
                                                                             27,744,180
PUBLICLY TRADED INVESTMENT FUND (0.19%)
 iShares Russell 1000 Growth Index Fund                  30,000               1,510,500
RETAIL-APPAREL & SHOE (1.12%)
 AnnTaylor Stores /1/                                   209,400               5,396,238
 Chico's FAS /1/                                         81,800               3,280,998
                                                                              8,677,236
RETAIL-BUILDING PRODUCTS (1.21%)
 Home Depot                                             215,200               9,363,352
RETAIL-DISCOUNT (3.85%)
 Dollar General                                         250,000               5,080,000
 Target                                                 246,600              14,487,750
 Wal-Mart Stores                                        208,600              10,294,410
                                                                             29,862,160
RETAIL-DRUG STORE (2.01%)
 CVS                                                    501,500              15,561,545
RETAIL-MAIL ORDER (0.18%)
 Williams-Sonoma /1/                                     32,000               1,413,120
RETAIL-REGIONAL DEPARTMENT STORE (1.44%)
 Kohl's /1/                                             198,700              11,196,745
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.44%)
 Linear Technology                                       87,000               3,380,820
SEMICONDUCTOR EQUIPMENT (1.03%)
 Applied Materials /1/                                  433,500               8,002,410
TELECOMMUNICATION EQUIPMENT (1.22%)
 Scientific-Atlanta                                     246,500               9,490,250
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.59%)
 Corning /1/                                            645,800              12,302,490
TELEVISION (0.77%)
 Univision Communications /1/                           210,100               5,941,628
TRANSPORT-SERVICES (1.52%)
 United Parcel Service                                  161,700              11,799,249
WEB PORTALS (3.58%)
 Google /1/                                              53,400              15,366,384
 Yahoo /1/                                              372,184              12,408,615
                                                                             27,774,999


                                              Shares

                                              Held                            Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (2.10%)
 Crown Castle International /1/                         372,800               8,112,128
 Qualcomm                                               207,200               8,182,328
                                                                             16,294,456
                                           TOTAL COMMON STOCKS              771,128,217
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (99.38%)              771,128,217
CASH AND RECEIVABLES, NET OF LIABILITIES (0.62%)                              4,843,358
                                    TOTAL NET ASSETS (100.00%)             $775,971,575
                                                                           --------------

                                      137

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND II

                           JULY 31, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 63,528,625
Unrealized Depreciation                        (3,688,978)
                                             ------------
Net Unrealized Appreciation (Depreciation)     59,839,647
Cost for federal income tax purposes         $711,288,570

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP VALUE FUND

                           JULY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (97.62%)
ADVERTISING AGENCIES (0.46%)
                                                                             $
 Interpublic Group /1/                                    615,500                 7,693,750
AEROSPACE & DEFENSE (0.64%)
 Boeing                                                   160,200                10,574,802
 Northrop Grumman                                           1,300                    72,085
                                                                                 10,646,887
AEROSPACE & DEFENSE EQUIPMENT (0.89%)
 General Dynamics                                          41,200                 4,745,828
 Goodrich                                                 228,475                10,107,734
                                                                                 14,853,562
AGRICULTURAL OPERATIONS (0.52%)
 Bunge                                                    140,300                 8,613,017
APPAREL MANUFACTURERS (0.85%)
 Jones Apparel Group                                      261,050                 7,980,299
 VF                                                       104,700                 6,181,488
                                                                                 14,161,787
APPLICATIONS SOFTWARE (0.51%)
 Microsoft                                                330,700                 8,469,227
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.70%)
 American Axle & Manufacturing Holdings                   104,600                 2,881,730
 Autoliv                                                  128,100                 5,706,855
 BorgWarner                                               105,200                 6,119,484
 Dana                                                     210,900                 3,313,239
 Lear                                                      62,600                 2,677,402
 Magna International                                       98,900                 7,625,190
                                                                                 28,323,900
BEVERAGES-NON-ALCOHOLIC (0.42%)
 PepsiCo                                                  128,400                 7,001,652
BREWERY (0.11%)
 Molson Coors Brewing                                      28,000                 1,755,600
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.97%)
 Masco                                                    187,700                 6,364,907
 Vulcan Materials                                         138,700                 9,742,288
                                                                                 16,107,195
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.40%)
 Martin Marietta Materials                                 92,300                 6,709,287
CABLE TV (1.00%)
 Comcast /1/                                              544,000                16,717,120
CHEMICALS-DIVERSIFIED (1.26%)
 E. I. Du Pont de Nemours                                 318,500                13,593,580
 PPG Industries                                           113,600                 7,387,408
                                                                                 20,980,988
CHEMICALS-SPECIALTY (0.31%)
 Eastman Chemical                                          93,300                 5,167,887
COMMERCIAL BANKS (0.35%)
 BB&T                                                     139,700                 5,842,254
COMPUTER SERVICES (0.67%)
 Electronic Data Systems                                  540,700                11,122,199
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS (1.99%)
                                                                             $
 Hewlett-Packard                                        1,157,454                28,496,517
 International Business Machines                           55,500                 4,632,030
                                                                                 33,128,547
CONTAINERS-METAL & GLASS (0.00%)
 Owens-Illinois /1/                                         2,000                    51,300
CONTAINERS-PAPER & PLASTIC (0.31%)
 Smurfit-Stone Container /1/                              425,100                 5,156,463
COSMETICS & TOILETRIES (0.32%)
 Kimberly-Clark                                            83,500                 5,323,960
DISTRIBUTION-WHOLESALE (0.14%)
 Ingram Micro /1/                                         123,050                 2,293,652
DIVERSIFIED MANUFACTURING OPERATIONS (4.15%)
 Cooper Industries                                         70,400                 4,546,432
 Crane                                                    134,900                 4,202,135
 Eaton                                                    138,250                 9,033,255
 General Electric                                         907,800                31,319,100
 Honeywell International                                   45,100                 1,771,528
 Ingersoll-Rand                                             1,600                   125,072
 SPX                                                      142,700                 6,975,176
 Textron                                                  148,900                11,043,913
                                                                                 69,016,611
ELECTRIC-INTEGRATED (2.96%)
 American Electric Power                                  297,975                11,531,632
 Constellation Energy Group                                95,300                 5,738,013
 Edison International                                      61,000                 2,493,680
 Entergy                                                  133,300                10,389,402
 FirstEnergy                                              262,600                13,072,228
 Northeast Utilities                                      142,500                 3,075,150
 Xcel Energy                                              155,700                 3,022,137
                                                                                 49,322,242
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.43%)
 Celestica /1/                                            267,200                 3,112,880
 Flextronics International /1/                            713,400                 9,659,436
 Sanmina /1/                                            1,195,500                 5,714,490
 Solectron /1/                                          1,360,200                 5,223,168
                                                                                 23,709,974
ELECTRONIC PARTS DISTRIBUTION (0.54%)
 Arrow Electronics /1/                                    150,400                 4,515,008
 Avnet /1/                                                171,000                 4,476,780
                                                                                  8,991,788
FIDUCIARY BANKS (0.61%)
 Mellon Financial                                         334,100                10,176,686
FINANCE-INVESTMENT BANKER & BROKER (9.26%)
 Citigroup                                              1,587,100                69,038,850
 Goldman Sachs Group                                      143,800                15,455,624
 JP Morgan Chase                                          674,900                23,715,986
 Lehman Brothers Holdings                                 125,775                13,222,726
 Merrill Lynch                                            325,900                19,156,402
 Morgan Stanley                                           252,800                13,411,040
                                                                                154,000,628
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (3.18%)
                                                                             $
 Countrywide Financial                                    379,600                13,665,600
 Federal Home Loan Mortgage                               276,000                17,465,280
 Federal National Mortgage Association                    390,450                21,810,537
                                                                                 52,941,417
FINANCIAL GUARANTEE INSURANCE (0.90%)
 MBIA                                                     120,400                 7,313,096
 MGIC Investment                                          112,500                 7,715,250
                                                                                 15,028,346
FOOD-FLOUR & GRAIN (0.01%)
 Archer Daniels Midland                                     7,800                   178,932
FOOD-MISCELLANEOUS/DIVERSIFIED (1.12%)
 Kellogg                                                    2,900                   131,399
 Kraft Foods                                               86,500                 2,642,575
 Sara Lee                                                 402,600                 8,023,818
 Unilever                                                 118,300                 7,915,453
                                                                                 18,713,245
FOOD-RETAIL (1.40%)
 Kroger /1/                                               582,100                11,554,685
 Safeway                                                  481,500                11,700,450
                                                                                 23,255,135
FOOD-WHOLESALE & DISTRIBUTION (0.44%)
 SUPERVALU                                                205,600                 7,278,240
GAS-DISTRIBUTION (0.64%)
 Sempra Energy                                            252,500                10,731,250
HOME DECORATION PRODUCTS (0.61%)
 Newell Rubbermaid                                        408,700                10,164,369
LIFE & HEALTH INSURANCE (1.58%)
 Genworth Financial                                       306,400                 9,608,704
 Prudential Financial                                     246,300                16,477,470
 Torchmark                                                  3,200                   167,264
                                                                                 26,253,438
MEDICAL LABORATORY & TESTING SERVICE (0.22%)
 Laboratory Corp. of America Holdings /1/                  71,400                 3,617,838
MEDICAL-DRUGS (3.99%)
 Bristol-Myers Squibb                                     118,200                 2,952,636
 Eli Lilly                                                162,900                 9,174,528
 Merck                                                    322,375                10,012,967
 Pfizer                                                 1,667,400                44,186,100
                                                                                 66,326,231
MEDICAL-HOSPITALS (0.29%)
 HCA                                                       56,800                 2,797,400
 Tenet Healthcare /1/                                     168,800                 2,049,232
                                                                                  4,846,632
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.02%)
 AmerisourceBergen                                          3,700                   265,623
MONEY CENTER BANKS (2.82%)
 Bank of America                                        1,075,466                46,890,318
MULTI-LINE INSURANCE (4.37%)
 Allstate                                                 284,000                17,397,840
 American International Group                             273,300                16,452,660
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                             $
 Hartford Financial Services Group                        194,100                15,638,637
 MetLife                                                  285,750                14,041,755
 PartnerRe                                                 29,200                 1,892,744
 XL Capital                                               102,600                 7,368,732
                                                                                 72,792,368
MULTIMEDIA (1.51%)
 Time Warner /1/                                        1,279,000                21,768,580
 Viacom                                                    37,500                 1,255,875
 Walt Disney                                               83,900                 2,151,196
                                                                                 25,175,651
OIL & GAS DRILLING (1.98%)
 Diamond Offshore Drilling                                 75,700                 4,319,442
 Ensco International                                        7,300                   294,774
 GlobalSantaFe                                            219,800                 9,888,802
 Noble                                                    147,400                 9,902,332
 Rowan                                                    250,400                 8,553,664
                                                                                 32,959,014
OIL COMPANY-INTEGRATED (12.40%)
 BP Amoco                                                 123,200                 8,116,416
 ChevronTexaco                                            544,584                31,591,318
 ConocoPhillips                                           506,822                31,721,989
 Exxon Mobil                                            1,556,000                91,415,000
 Marathon Oil                                             288,900                16,860,204
 Occidental Petroleum                                     214,200                17,624,376
 Total                                                     72,100                 9,012,500
                                                                                206,341,803
PAPER & RELATED PRODUCTS (1.46%)
 Georgia-Pacific                                          266,650                 9,106,098
 International Paper                                      265,300                 8,383,480
 Temple-Inland                                            171,800                 6,835,922
                                                                                 24,325,500
PHARMACY SERVICES (0.72%)
 Medco Health Solutions /1/                               247,900                12,008,276
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.24%)
 Eastman Kodak                                            147,200                 3,936,128
POWER CONVERTER & SUPPLY EQUIPMENT (0.28%)
 Hubbell                                                  102,500                 4,653,500
PROPERTY & CASUALTY INSURANCE (1.89%)
 ACE                                                       72,200                 3,336,362
 Chubb                                                    126,350                11,222,407
 St. Paul Travelers                                       383,891                16,898,882
                                                                                 31,457,651
REGIONAL BANKS (7.03%)
 Comerica                                                 173,700                10,613,070
 Huntington Bancshares                                    398,200                 9,931,108
 KeyCorp                                                  257,400                 8,813,376
 National City                                            357,575                13,198,093
 PNC Financial Services Group                              58,100                 3,185,042
 SunTrust Banks                                           176,500                12,835,080
 U.S. Bancorp                                             615,947                18,515,367
 Wachovia                                                 552,274                27,823,564
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                             $
 Wells Fargo                                              195,250                11,976,635
                                                                                116,891,335
REINSURANCE (0.40%)
 RenaissanceRe Holdings                                   146,600                 6,588,204
RETAIL-APPAREL & SHOE (0.95%)
 Limited                                                  415,500                10,129,890
 Nordstrom                                                151,600                 5,610,716
                                                                                 15,740,606
RETAIL-DISCOUNT (0.51%)
 Target                                                   145,300                 8,536,375
RETAIL-OFFICE SUPPLIES (0.69%)
 Office Depot /1/                                         404,600                11,482,548
RETAIL-REGIONAL DEPARTMENT STORE (0.17%)
 Federated Department Stores                               37,400                 2,837,538
RETAIL-RESTAURANTS (0.98%)
 McDonald's                                               521,800                16,264,506
RUBBER-TIRES (0.21%)
 Cooper Tire & Rubber                                     169,700                 3,414,364
SAVINGS & LOANS-THRIFTS (1.03%)
 Astoria Financial                                          9,750                   272,415
 Washington Mutual                                        397,674                16,893,192
                                                                                 17,165,607
STEEL PRODUCERS (0.52%)
 United States Steel                                      204,000                 8,700,600
TELECOMMUNICATION EQUIPMENT (1.11%)
 ADC Telecommunications /1/                               248,385                 6,492,784
 Nortel Networks /1/                                    1,615,000                 4,247,450
 Tellabs /1/                                              790,800                 7,686,576
                                                                                 18,426,810
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.63%)
 Corning /1/                                              546,100                10,403,205
TELEPHONE-INTEGRATED (4.06%)
 BellSouth                                                144,000                 3,974,400
 SBC Communications                                       496,000                12,127,200
 Sprint                                                   738,950                19,877,755
 Verizon Communications                                   922,975                31,593,434
                                                                                 67,572,789
TOBACCO (2.45%)
 Altria Group                                             460,425                30,830,058
 UST                                                      214,900                 9,889,698
                                                                                 40,719,756
TOYS (0.01%)
 Mattel                                                    11,000                   205,150
TRANSPORT-RAIL (2.03%)
 Burlington Northern Santa Fe                             218,450                11,850,912
 CSX                                                      238,100                10,843,074
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
                                                                             $
 Norfolk Southern                                         299,500                11,144,395
                                                                                 33,838,381
                                             TOTAL COMMON STOCKS              1,624,266,842
                                                                             --------------

                            TOTAL PORTFOLIO INVESTMENTS (97.62%)              1,624,266,842
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (2.38%)                   39,582,269
                                      TOTAL NET ASSETS (100.00%)             $1,663,849,111
                                                                             ----------------

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP VALUE FUND

                           JULY 31, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  335,257,349
Unrealized Depreciation                         (51,585,694)
                                             --------------
Net Unrealized Appreciation (Depreciation)      283,671,655
Cost for federal income tax purposes         $1,340,595,187

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP VALUE FUND I

                           JULY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (96.69%)
ADVERTISING AGENCIES (1.64%)
                                                                         $
 Omnicom Group                                         50,500               4,285,935
AEROSPACE & DEFENSE (1.15%)
 Northrop Grumman                                      54,300               3,010,935
AEROSPACE & DEFENSE EQUIPMENT (1.82%)
 Lockheed Martin                                       76,100               4,748,640
APPLICATIONS SOFTWARE (1.76%)
 Microsoft                                            179,700               4,602,117
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.76%)
 BorgWarner                                            34,000               1,977,780
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.81%)
 Masco                                                139,300               4,723,663
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.51%)
 Martin Marietta Materials                             54,500               3,961,605
CABLE TV (0.56%)
 DIRECTV Group /1/                                     95,800               1,475,320
CELLULAR TELECOMMUNICATIONS (3.47%)
 Nextel Communications /1/                            260,500               9,065,400
COMPUTERS (1.01%)
 Hewlett-Packard                                      107,800               2,654,036
CONSULTING SERVICES (0.34%)
 Accenture /1/                                         35,900                 898,936
COSMETICS & TOILETRIES (1.01%)
 Kimberly-Clark                                        41,500               2,646,040
DIVERSIFIED MANUFACTURING OPERATIONS (2.09%)
 Illinois Tool Works                                   63,900               5,473,035
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.75%)
 Cendant                                               91,500               1,954,440
E-COMMERCE-SERVICES (1.22%)
 Expedia /1/                                            1,900                  46,227
 InterActiveCorp /1/                                  117,700               3,142,590
                                                                            3,188,817
ELECTRIC-INTEGRATED (7.86%)
 American Electric Power                              133,600               5,170,320
 Exelon                                               108,000               5,780,160
 FirstEnergy                                          116,800               5,814,304
 NiSource                                              51,700               1,255,793
 Pepco Holdings                                       106,300               2,537,381
                                                                           20,557,958
FIDUCIARY BANKS (3.33%)
 Mellon Financial                                     179,000               5,452,340
 Northern Trust                                        64,200               3,261,360
                                                                            8,713,700
FINANCE-INVESTMENT BANKER & BROKER (12.18%)
 Citigroup                                            250,400              10,892,400
 JP Morgan Chase                                      301,200              10,584,168
 Morgan Stanley                                       195,400              10,365,970
                                                                           31,842,538
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (2.59%)
                                                                         $
 Federal Home Loan Mortgage                           107,100               6,777,288
FOOD-RETAIL (2.80%)
 Albertson's                                          176,100               3,752,691
 Kroger /1/                                           180,000               3,573,000
                                                                            7,325,691
GAS-DISTRIBUTION (0.93%)
 Sempra Energy                                         57,300               2,435,250
INSTRUMENTS-CONTROLS (1.16%)
 Johnson Controls                                      53,000               3,044,320
LIFE & HEALTH INSURANCE (0.79%)
 Aflac                                                 45,600               2,056,560
MEDICAL PRODUCTS (1.91%)
 Johnson & Johnson                                     78,300               5,008,068
MEDICAL-DRUGS (3.59%)
 Bristol-Myers Squibb                                 100,400               2,507,992
 Cephalon /1/                                          46,300               1,939,970
 Wyeth                                                107,700               4,927,275
                                                                            9,375,237
MEDICAL-HMO (2.70%)
 UnitedHealth Group                                   135,100               7,065,730
MONEY CENTER BANKS (1.65%)
 Bank of America                                       98,700               4,303,320
MULTI-LINE INSURANCE (4.52%)
 Allstate                                              61,700               3,779,742
 American International Group                          59,000               3,551,800
 Hartford Financial Services Group                     55,600               4,479,692
                                                                           11,811,234
MULTIMEDIA (2.02%)
 Time Warner /1/                                      309,800               5,272,796
OIL COMPANY-INTEGRATED (7.60%)
 Exxon Mobil                                          198,900              11,685,375
 Marathon Oil                                         140,300               8,187,908
                                                                           19,873,283
OIL-FIELD SERVICES (0.65%)
 Baker Hughes                                          29,900               1,690,546
PHARMACY SERVICES (1.27%)
 Medco Health Solutions /1/                            68,400               3,313,296
PUBLICLY TRADED INVESTMENT FUND (3.75%)
 Standard & Poor's 500 Depository Receipts             79,300               9,814,961
REGIONAL BANKS (6.93%)
 Fifth Third Bancorp                                   88,100               3,797,110
 PNC Financial Services Group                          80,700               4,423,974
 Wells Fargo                                          161,200               9,888,008
                                                                           18,109,092
RETAIL-DISCOUNT (1.64%)
 Costco Wholesale                                      93,500               4,298,195
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (0.44%)
                                                                         $
 Office Depot /1/                                      40,600               1,152,228
TELEPHONE-INTEGRATED (1.83%)
 SBC Communications                                   195,200               4,772,640
TELEVISION (0.88%)
 Univision Communications /1/                          81,400               2,301,992
TRANSPORT-RAIL (1.60%)
 Burlington Northern Santa Fe                          77,300               4,193,525
TRANSPORT-SERVICES (1.17%)
 FedEx                                                 36,400               3,060,876
                                         TOTAL COMMON STOCKS              252,837,023
                                                                         ------------

                        TOTAL PORTFOLIO INVESTMENTS (96.69%)              252,837,023
CASH AND RECEIVABLES, NET OF LIABILITIES (3.31%)                            8,654,942
                                  TOTAL NET ASSETS (100.00%)             $261,491,965
                                                                         --------------

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP VALUE FUND I

                           JULY 31, 2005 (UNAUDITED)


/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 15,451,558
Unrealized Depreciation                        (2,889,015)
                                             ------------
Net Unrealized Appreciation (Depreciation)     12,562,543
Cost for federal income tax purposes         $240,274,480

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP VALUE FUND II

                           JULY 31, 2005 (UNAUDITED)

                                          Shares

                                          Held                          Value

----------------------------------------------------------------------------------------
COMMON STOCKS (96.40%)
AEROSPACE & DEFENSE (0.57%)
                                                                     $
 Northrop Grumman                                  19,600               1,086,820
APPAREL MANUFACTURERS (1.30%)
 Liz Claiborne                                     28,800               1,198,368
 VF                                                21,900               1,292,976
                                                                        2,491,344
APPLIANCES (0.34%)
 Whirlpool                                          8,200                 655,836
APPLICATIONS SOFTWARE (1.63%)
 Microsoft                                        122,200               3,129,542
ATHLETIC FOOTWEAR (0.52%)
 Reebok International                              23,500                 994,050
AUTO-CARS & LIGHT TRUCKS (1.38%)
 General Motors                                    29,700               1,093,554
 Toyota Motor                                      20,600               1,562,716
                                                                        2,656,270
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.56%)
 Lear                                              25,100               1,073,527
BEVERAGES-NON-ALCOHOLIC (1.71%)
 Coca-Cola                                         40,300               1,763,528
 Pepsi Bottling Group                              51,800               1,510,488
                                                                        3,274,016
BREWERY (0.58%)
 Molson Coors Brewing                              17,800               1,116,060
CHEMICALS-DIVERSIFIED (1.17%)
 PPG Industries                                    34,400               2,237,032
COMPUTER SERVICES (0.80%)
 Computer Sciences /1/                             33,400               1,529,052
COMPUTERS (3.19%)
 Hewlett-Packard                                  141,700               3,488,654
 International Business Machines                   31,600               2,637,336
                                                                        6,125,990
DATA PROCESSING & MANAGEMENT (0.70%)
 Fiserv /1/                                        30,200               1,339,974
DIVERSIFIED MANUFACTURING OPERATIONS (3.86%)
 Dover                                             34,600               1,427,596
 General Electric                                  65,400               2,256,300
 Ingersoll-Rand                                    20,600               1,610,302
 Tyco International                                69,200               2,108,524
                                                                        7,402,722
ELECTRIC-INTEGRATED (3.58%)
 Exelon                                            57,900               3,098,808
 NiSource                                          54,700               1,328,663
 PPL                                               39,700               2,444,726
                                                                        6,872,197
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.80%)
 Intel                                             56,900               1,544,266
FIDUCIARY BANKS (0.88%)
 Bank of New York                                  54,800               1,686,744
                                          Shares

                                          Held                          Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (9.73%)
                                                                     $
 Citigroup                                        195,600               8,508,600
 JP Morgan Chase                                  120,200               4,223,828
 Merrill Lynch                                     52,700               3,097,706
 Morgan Stanley                                    53,500               2,838,175
                                                                       18,668,309
FINANCE-MORTGAGE LOAN/BANKER (3.26%)
 Federal Home Loan Mortgage                        98,800               6,252,064
FINANCIAL GUARANTEE INSURANCE (0.60%)
 MGIC Investment                                   16,800               1,152,144
FOOD-MISCELLANEOUS/DIVERSIFIED (2.24%)
 H.J. Heinz                                        41,500               1,526,370
 Sara Lee                                          54,400               1,084,192
 Unilever                                          25,300               1,692,823
                                                                        4,303,385
FOOD-RETAIL (1.01%)
 Kroger /1/                                        97,200               1,929,420
FORESTRY (1.38%)
 Weyerhaeuser                                      38,400               2,648,832
HOME DECORATION PRODUCTS (0.77%)
 Newell Rubbermaid                                 59,100               1,469,817
INSTRUMENTS-CONTROLS (0.74%)
 Parker Hannifin                                   21,500               1,412,980
INSURANCE BROKERS (0.47%)
 Marsh & McLennan                                  30,900                 895,173
LIFE & HEALTH INSURANCE (0.72%)
 Torchmark                                         26,300               1,374,701
MACHINERY-FARM (0.71%)
 Deere                                             18,600               1,367,658
MEDICAL PRODUCTS (1.98%)
 Baxter International                              37,300               1,464,771
 Johnson & Johnson                                 36,600               2,340,936
                                                                        3,805,707
MEDICAL-DRUGS (3.32%)
 Abbott Laboratories                               48,900               2,280,207
 Bristol-Myers Squibb                              53,900               1,346,422
 Merck                                             26,400                 819,984
 Wyeth                                             42,200               1,930,650
                                                                        6,377,263
MEDICAL-HOSPITALS (0.50%)
 HCA                                               19,400                 955,450
METAL-ALUMINUM (0.76%)
 Alcoa                                             51,700               1,450,185
MONEY CENTER BANKS (3.22%)
 Bank of America                                  141,800               6,182,480
MULTI-LINE INSURANCE (5.23%)
 Allstate                                          48,700               2,983,362
 American International Group                      41,300               2,486,260
 Hartford Financial Services Group                 31,600               2,546,012
                                          Shares

                                          Held                          Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                     $
 Loews                                             24,100               2,015,483
                                                                       10,031,117
MULTIMEDIA (1.79%)
 Time Warner /1/                                  179,000               3,046,580
 Viacom                                            11,300                 378,437
                                                                        3,425,017
NON-HAZARDOUS WASTE DISPOSAL (0.69%)
 Waste Management                                  47,200               1,327,264
OFFICE AUTOMATION & EQUIPMENT (0.71%)
 Xerox /1/                                        102,600               1,355,346
OIL COMPANY-EXPLORATION & PRODUCTION (2.65%)
 Royal Dutch Shell                                 82,900               5,080,112
OIL COMPANY-INTEGRATED (8.19%)
 ChevronTexaco                                     64,400               3,735,844
 ConocoPhillips                                    60,800               3,805,472
 Exxon Mobil                                      138,900               8,160,375
                                                                       15,701,691
PRINTING-COMMERCIAL (0.70%)
 R.R. Donnelley & Sons                             37,500               1,351,875
PUBLICLY TRADED INVESTMENT FUND (1.68%)
 Standard & Poor's 500 Depository
  Receipts                                         26,000               3,218,020
PUBLISHING-NEWSPAPERS (1.20%)
 Gannett                                           31,500               2,298,240
REGIONAL BANKS (6.50%)
 National City                                     28,900               1,066,699
 PNC Financial Services Group                      33,500               1,836,470
 U.S. Bancorp                                      86,300               2,594,178
 Wachovia                                          57,300               2,886,774
 Wells Fargo                                       66,500               4,079,110
                                                                       12,463,231
RETAIL-APPAREL & SHOE (0.63%)
 Gap                                               57,200               1,207,492
RETAIL-DISCOUNT (1.14%)
 Dollar General                                    52,400               1,064,768
 Wal-Mart Stores                                   22,700               1,120,245
                                                                        2,185,013
RETAIL-DRUG STORE (0.36%)
 CVS                                               22,400                 695,072
RETAIL-RESTAURANTS (1.42%)
 McDonald's                                        87,500               2,727,375
SAVINGS & LOANS-THRIFTS (1.38%)
 Washington Mutual                                 62,500               2,655,000
STEEL PRODUCERS (0.34%)
 Nucor                                             11,700                 648,765
TELECOMMUNICATION EQUIPMENT (0.31%)
 Avaya /1/                                         57,800                 597,074
TELEPHONE-INTEGRATED (4.45%)
 AT&T                                              23,650                 468,270
                                          Shares

                                          Held                          Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                     $
 BellSouth                                         78,200               2,158,320
 SBC Communications                               103,400               2,528,130
 Sprint                                            67,600               1,818,440
 Verizon Communications                            45,500               1,557,465
                                                                        8,530,625
TOBACCO (1.46%)
 Altria Group                                      41,700               2,792,232
TRANSPORT-RAIL (0.59%)
 Norfolk Southern                                  30,400               1,131,184
                                     TOTAL COMMON STOCKS              184,882,755
                                                                     ------------

                    TOTAL PORTFOLIO INVESTMENTS (96.40%)              184,882,755
CASH AND RECEIVABLES, NET OF LIABILITIES (3.60%)                        6,913,310
                              TOTAL NET ASSETS (100.00%)             $191,796,065
                                                                     --------------

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP VALUE FUND II

                           JULY 31, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 11,165,080
Unrealized Depreciation                        (2,212,418)
                                             ------------
Net Unrealized Appreciation (Depreciation)      8,952,662
Cost for federal income tax purposes         $175,930,093

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP GROWTH FUND

                           JULY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                          Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (98.58%)
ADVERTISING SERVICES (0.91%)
                                                                           $
 Getty Images /1/                                        42,550               3,435,913
AEROSPACE & DEFENSE EQUIPMENT (0.64%)
 Goodrich                                                54,960               2,431,430
AGRICULTURAL CHEMICALS (0.52%)
 Mosaic /1/                                             113,350               1,972,290
APPAREL MANUFACTURERS (2.77%)
 Coach /1/                                              226,870               7,965,406
 Polo Ralph Lauren                                       51,000               2,511,240
                                                                             10,476,646
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.42%)
 Oshkosh Truck                                           18,780               1,592,544
BEVERAGES-WINE & SPIRITS (0.69%)
 Constellation Brands /1/                                94,780               2,596,972
BUILDING-RESIDENTIAL & COMMERCIAL (2.21%)
 DR Horton                                               82,760               3,399,781
 Lennar                                                  36,580               2,460,736
 Toll Brothers /1/                                       45,340               2,512,743
                                                                              8,373,260
CASINO HOTELS (3.42%)
 Harrah's Entertainment                                  53,200               4,188,968
 MGM Mirage /1/                                         107,970               4,907,236
 Station Casinos                                         52,590               3,862,736
                                                                             12,958,940
CASINO SERVICES (0.82%)
 Scientific Games /1/                                   113,390               3,104,618
CELLULAR TELECOMMUNICATIONS (2.62%)
 Alamosa Holdings /1/                                   233,090               3,743,425
 Nextel Partners /1/                                     74,100               1,845,090
 NII Holdings /1/                                        58,260               4,336,875
                                                                              9,925,390
CHEMICALS-SPECIALTY (0.79%)
 Ashland                                                 48,910               3,005,520
COAL (1.26%)
 CONSOL Energy                                           29,480               1,985,773
 Peabody Energy                                          42,610               2,801,181
                                                                              4,786,954
COMMERCIAL BANKS (0.55%)
 City National                                           28,410               2,075,919
COMMERCIAL SERVICES (0.67%)
 Alliance Data Systems /1/                               59,920               2,550,794
COMPUTER SERVICES (0.99%)
 Cognizant Technology Solutions /1/                      76,490               3,754,129
COMPUTERS-MEMORY DEVICES (0.55%)
 SanDisk /1/                                             62,050               2,098,531
CONSUMER PRODUCTS-MISCELLANEOUS (1.67%)
 Fortune Brands                                          66,780               6,314,049
                                                Shares

                                                Held                          Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-METAL & GLASS (0.60%)
                                                                           $
 Owens-Illinois /1/                                      89,340               2,291,571
DATA PROCESSING & MANAGEMENT (1.65%)
 Certegy                                                 29,710               1,028,560
 Global Payments                                         32,080               2,124,979
 SEI Investments                                         80,120               3,097,440
                                                                              6,250,979
DIAGNOSTIC KITS (1.21%)
 Dade Behring Holdings                                   60,620               4,594,996
DIALYSIS CENTERS (0.68%)
 DaVita /1/                                              54,720               2,584,973
DISPOSABLE MEDICAL PRODUCTS (1.36%)
 C.R. Bard                                               77,260               5,160,195
DIVERSIFIED MANUFACTURING OPERATIONS (1.68%)
 Actuant /1/                                             39,880               1,855,616
 Roper Industries                                        58,550               4,493,713
                                                                              6,349,329
E-COMMERCE-SERVICES (1.51%)
 Monster Worldwide /1/                                  187,790               5,703,182
ELECTRIC PRODUCTS-MISCELLANEOUS (0.64%)
 Ametek                                                  58,550               2,412,260
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.47%)
 Flextronics International /1/                          130,710               1,769,813
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.75%)
 Advanced Micro Devices /1/                             145,010               2,911,801
 Altera /1/                                             219,830               4,807,682
 Broadcom /1/                                           170,680               7,299,983
 National Semiconductor                                 120,360               2,974,096
                                                                             17,993,562
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.54%)
 Fluor                                                   32,350               2,063,930
ENTERTAINMENT SOFTWARE (0.66%)
 Take-Two Interactive Software /1/                      101,960               2,509,236
FIDUCIARY BANKS (0.83%)
 Northern Trust                                          61,760               3,137,408
FINANCE-INVESTMENT BANKER & BROKER (1.50%)
 Jefferies Group                                         48,770               2,015,664
 Legg Mason                                              35,920               3,669,228
                                                                              5,684,892
FINANCE-OTHER SERVICES (1.03%)
 Chicago Mercantile Exchange Holdings                    12,920               3,889,566
FOOD-DAIRY PRODUCTS (0.37%)
 Dean Foods /1/                                          39,360               1,405,152
FOOD-RETAIL (0.92%)
 Whole Foods Market                                      25,510               3,482,370
HOTELS & MOTELS (1.74%)
 Starwood Hotels & Resorts Worldwide                    103,920               6,580,214
                                                Shares

                                                Held                          Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IDENTIFICATION SYSTEM-DEVELOPMENT (0.98%)
                                                                           $
 Cogent /1/                                             123,120               3,702,218
INSTRUMENTS-SCIENTIFIC (0.55%)
 Fisher Scientific International /1/                     30,990               2,077,880
INTERNET BROKERS (0.50%)
 Ameritrade Holding /1/                                  97,622               1,906,558
INTERNET CONTENT-INFORMATION & NEWS (0.82%)
 CNET Networks /1/                                      242,396               3,102,669
INTERNET INFRASTRUCTURE SOFTWARE (1.76%)
 F5 Networks /1/                                         79,590               3,357,106
 Openwave Systems /1/                                   177,538               3,293,330
                                                                              6,650,436
INVESTMENT MANAGEMENT & ADVISORY SERVICES (2.67%)
 Affiliated Managers Group /1/                           56,750               4,046,275
 T. Rowe Price Group                                     91,430               6,066,380
                                                                             10,112,655
LEISURE & RECREATION PRODUCTS (0.50%)
 WMS Industries /1/                                      57,610               1,877,510
MACHINERY-CONSTRUCTION & MINING (0.54%)
 Joy Global                                              50,100               2,057,607
MEDICAL LABORATORY & TESTING SERVICE (1.28%)
 Laboratory Corp. of America Holdings /1/                50,610               2,564,409
 Quest Diagnostics                                       44,440               2,281,549
                                                                              4,845,958
MEDICAL PRODUCTS (1.08%)
 Henry Schein /1/                                        57,950               2,501,702
 INAMED /1/                                              21,882               1,584,694
                                                                              4,086,396
MEDICAL-BIOMEDICAL/GENE (1.64%)
 Celgene /1/                                             90,500               4,330,425
 Protein Design Labs /1/                                 81,890               1,866,273
                                                                              6,196,698
MEDICAL-DRUGS (3.05%)
 Forest Laboratories /1/                                105,460               4,209,963
 Kos Pharmaceuticals /1/                                 20,260               1,448,590
 Sepracor /1/                                            83,370               4,364,420
 Shire Pharmaceuticals Group                             43,950               1,538,250
                                                                             11,561,223
MEDICAL-HMO (1.52%)
 Pacificare Health Systems /1/                           51,380               3,915,156
 WellChoice /1/                                          27,730               1,830,180
                                                                              5,745,336
MEDICAL-HOSPITALS (1.76%)
 Community Health Systems /1/                            81,330               3,140,151
 LifePoint Hospitals /1/                                 34,630               1,619,299
 Triad Hospitals /1/                                     38,420               1,908,322
                                                                              6,667,772
METAL PROCESSORS & FABRICATION (0.92%)
 Precision Castparts                                     38,880               3,498,422
                                                Shares

                                                Held                          Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (0.78%)
                                                                           $
 Host Marriott                                          158,590               2,957,704
NETWORKING PRODUCTS (1.06%)
 Foundry Networks /1/                                   169,920               2,011,853
 Ixia /1/                                               101,113               1,995,970
                                                                              4,007,823
OIL & GAS DRILLING (1.09%)
 Diamond Offshore Drilling                               26,240               1,497,254
 Patterson-UTI Energy                                    79,737               2,617,766
                                                                              4,115,020
OIL COMPANY-EXPLORATION & PRODUCTION (3.61%)
 Range Resources                                        137,790               4,208,106
 Southwestern Energy /1/                                 27,470               1,513,872
 Ultra Petroleum /1/                                    105,490               4,000,181
 XTO Energy                                             112,267               3,939,449
                                                                             13,661,608
OIL COMPANY-INTEGRATED (0.00%)
 Marathon Oil                                                 1                      58
OIL FIELD MACHINERY & EQUIPMENT (1.77%)
 Grant Prideco /1/                                      101,580               3,260,718
 National-Oilwell Varco /1/                              65,630               3,435,730
                                                                              6,696,448
OIL REFINING & MARKETING (0.63%)
 Sunoco                                                  18,970               2,385,098
OIL-FIELD SERVICES (0.97%)
 BJ Services                                             30,940               1,887,031
 Tidewater                                               44,690               1,804,135
                                                                              3,691,166
OPTICAL SUPPLIES (1.25%)
 Advanced Medical Optics /1/                             46,520               1,933,836
 Bausch & Lomb                                           33,130               2,804,455
                                                                              4,738,291
PHARMACY SERVICES (0.38%)
 Omnicare                                                30,840               1,421,724
PIPELINES (0.72%)
 Questar                                                 38,790               2,722,282
PROPERTY & CASUALTY INSURANCE (0.51%)
 Fidelity National Financial                             49,470               1,949,118
RADIO (0.98%)
 Sirius Satellite Radio /1/                             542,050               3,696,781
REAL ESTATE OPERATOR & DEVELOPER (0.87%)
 St. Joe                                                 40,420               3,289,784
RETAIL-APPAREL & SHOE (3.72%)
 Abercrombie & Fitch                                     13,540                 975,557
 Chico's FAS /1/                                        155,700               6,245,127
 Nordstrom                                               67,800               2,509,278
 Urban Outfitters /1/                                    71,870               4,363,228
                                                                             14,093,190
RETAIL-AUTO PARTS (0.72%)
 Advance Auto Parts /1/                                  39,660               2,734,954
                                                Shares

                                                Held                          Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BEDDING (1.48%)
                                                                           $
 Bed Bath & Beyond /1/                                  122,400               5,618,160
RETAIL-MAIL ORDER (1.02%)
 Williams-Sonoma /1/                                     87,700               3,872,832
RETAIL-RESTAURANTS (0.75%)
 Cheesecake Factory /1/                                  79,150               2,830,404
RETAIL-SPORTING GOODS (0.55%)
 Dick's Sporting Goods /1/                               52,240               2,074,973
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.77%)
 Analog Devices                                         123,000               4,821,600
 Cypress Semiconductor /1/                              152,350               2,187,746
 Marvell Technology Group /1/                            79,810               3,486,899
                                                                             10,496,245
SEMICONDUCTOR EQUIPMENT (4.19%)
 ASML Holding /1/                                       179,170               3,153,392
 Kla-Tencor                                             135,440               7,002,248
 Kulicke & Soffa Industries /1/                         223,670               2,165,125
 Teradyne /1/                                            91,730               1,424,567
 Varian Semiconductor Equipment Associates /1/           51,390               2,133,713
                                                                             15,879,045
STEEL-SPECIALTY (0.42%)
 Allegheny Technologies                                  54,980               1,598,269
TELECOMMUNICATION EQUIPMENT (2.20%)
 ADC Telecommunications /1/                              45,310               1,184,403
 Adtran                                                  85,130               2,278,079
 Comverse Technology /1/                                192,520               4,868,831
                                                                              8,331,313
TELECOMMUNICATION SERVICES (0.54%)
 Amdocs /1/                                              68,770               2,041,781
THERAPEUTICS (0.54%)
 MGI Pharma /1/                                          74,800               2,042,040
TRANSPORT-RAIL (0.45%)
 CSX                                                     37,630               1,713,670
TRANSPORT-SERVICES (1.40%)
 C.H. Robinson Worldwide                                 47,720               2,985,841
 UTI Worldwide                                           32,540               2,322,054
                                                                              5,307,895
                                           TOTAL COMMON STOCKS              373,374,541
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (98.58%)              373,374,541
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (1.42%)                5,376,152
                                    TOTAL NET ASSETS (100.00%)             $378,750,693
                                                                           --------------

/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 38,000,505
Unrealized Depreciation                        (2,224,933)
                                             ------------
Net Unrealized Appreciation (Depreciation)     35,775,572
Cost for federal income tax purposes         $337,598,969

                            SCHEDULE OF INVESTMENTS
                         PARTNERS MIDCAP GROWTH FUND I

                           JULY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (98.93%)
ADVERTISING SERVICES (0.71%)
                                                                       $
 Getty Images /1/                                    23,100               1,865,325
AEROSPACE & DEFENSE (1.74%)
 Rockwell Collins                                    64,600               3,152,480
 Teledyne Technologies /1/                           36,400               1,381,380
                                                                          4,533,860
APPAREL MANUFACTURERS (2.27%)
 Coach /1/                                          134,000               4,704,740
 Quiksilver /1/                                      73,200               1,229,028
                                                                          5,933,768
APPLICATIONS SOFTWARE (0.90%)
 Intuit /1/                                          49,200               2,361,600
AUCTION HOUSE & ART DEALER (0.55%)
 ADESA                                               58,900               1,425,380
AUDIO & VIDEO PRODUCTS (0.63%)
 Harman International Industries                     19,200               1,650,240
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.37%)
 BorgWarner                                          16,700                 971,439
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.50%)
 Florida Rock Industries                             24,000               1,317,360
BUILDING-RESIDENTIAL & COMMERCIAL (3.83%)
 KB Home                                             20,000               1,638,200
 Lennar                                              26,700               1,796,109
 NVR /1/                                              3,350               3,142,300
 Standard-Pacific                                    18,900               1,802,871
 Toll Brothers /1/                                   29,200               1,618,264
                                                                          9,997,744
CASINO HOTELS (0.69%)
 Ameristar Casinos                                   36,600               1,073,478
 Harrah's Entertainment                               9,088                 715,589
                                                                          1,789,067
CASINO SERVICES (0.92%)
 International Game Technology                       88,000               2,407,680
CELLULAR TELECOMMUNICATIONS (0.74%)
 NII Holdings /1/                                    25,800               1,920,552
CHEMICALS-DIVERSIFIED (0.55%)
 Georgia Gulf                                        22,220                 705,041
 Lyondell Chemical                                   26,400                 737,616
                                                                          1,442,657
CHEMICALS-SPECIALTY (0.72%)
 International Flavors & Fragrances                  22,800                 864,576
 Lubrizol                                            22,830               1,004,520
                                                                          1,869,096
COATINGS & PAINT (0.39%)
 Sherwin-Williams                                    21,300               1,014,093
COMMERCIAL BANKS (0.84%)
 Colonial BancGroup                                  49,000               1,140,230
 Fremont General                                     43,400               1,060,696
                                                                          2,200,926
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (3.39%)
                                                                       $
 Dun & Bradstreet /1/                                35,000               2,216,550
 Equifax                                             71,820               2,614,248
 Moody's                                             85,080               4,025,135
                                                                          8,855,933
COMMERCIAL SERVICES (1.24%)
 Arbitron                                            33,700               1,398,550
 Corporate Executive Board                           22,800               1,839,504
                                                                          3,238,054
COMPUTER AIDED DESIGN (1.35%)
 ANSYS /1/                                           26,500                 963,540
 Autodesk                                            74,800               2,557,412
                                                                          3,520,952
COMPUTER GRAPHICS (0.38%)
 Pixar /1/                                           23,200                 997,832
COMPUTER SERVICES (1.77%)
 Affiliated Computer Services /1/                    34,590               1,728,462
 Cognizant Technology Solutions /1/                  33,100               1,624,548
 FactSet Research Systems                            34,550               1,267,294
                                                                          4,620,304
COMPUTERS-MEMORY DEVICES (1.33%)
 SanDisk /1/                                         37,810               1,278,734
 Western Digital /1/                                146,000               2,188,540
                                                                          3,467,274
COMPUTERS-PERIPHERAL EQUIPMENT (0.88%)
 Lexmark International /1/                           36,660               2,298,582
CONSULTING SERVICES (0.36%)
 DiamondCluster International /1/                    97,900                 930,050
CONSUMER PRODUCTS-MISCELLANEOUS (0.80%)
 Fortune Brands                                      22,110               2,090,500
DATA PROCESSING & MANAGEMENT (0.53%)
 NAVTEQ /1/                                          31,600               1,389,452
DENTAL SUPPLIES & EQUIPMENT (0.42%)
 Dentsply International                              19,800               1,103,850
DIAGNOSTIC EQUIPMENT (0.37%)
 Immucor /1/                                         35,500                 975,185
DIAGNOSTIC KITS (0.61%)
 Dade Behring Holdings                               21,000               1,591,800
DISPOSABLE MEDICAL PRODUCTS (0.93%)
 C.R. Bard                                           36,400               2,431,156
DISTRIBUTION-WHOLESALE (1.02%)
 Ingram Micro /1/                                    77,070               1,436,585
 WESCO International /1/                             35,900               1,222,754
                                                                          2,659,339
DIVERSIFIED MANUFACTURING OPERATIONS (1.11%)
 ITT Industries                                      27,160               2,889,824
EDUCATIONAL SOFTWARE (0.49%)
 Blackboard /1/                                      51,700               1,273,629
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC PRODUCTS-MISCELLANEOUS (0.60%)
                                                                       $
 Ametek                                              38,300               1,577,960
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.35%)
 Broadcom /1/                                        61,700               2,638,909
 Freescale Semiconductor /1/                        106,400               2,739,800
 MEMC Electronics Materials /1/                     132,950               2,258,820
 Microchip Technology                                69,700               2,165,579
 National Semiconductor                             104,900               2,592,079
 QLogic /1/                                          51,200               1,589,760
                                                                         13,984,947
ELECTRONIC CONNECTORS (0.56%)
 Amphenol                                            33,100               1,474,274
ELECTRONIC PARTS DISTRIBUTION (0.48%)
 Arrow Electronics /1/                               41,600               1,248,832
FIDUCIARY BANKS (0.47%)
 Investors Financial Services                        35,300               1,215,026
FINANCE-AUTO LOANS (0.43%)
 AmeriCredit /1/                                     41,900               1,119,568
FINANCE-CONSUMER LOANS (0.22%)
 First Marblehead /1/                                16,500                 573,375
FINANCE-INVESTMENT BANKER & BROKER (0.62%)
 A.G. Edwards                                        36,300               1,608,090
FINANCE-OTHER SERVICES (0.51%)
 Chicago Mercantile Exchange Holdings                 4,450               1,339,672
FOOD-RETAIL (0.94%)
 Whole Foods Market                                  18,060               2,465,371
GARDEN PRODUCTS (0.47%)
 Toro                                                30,500               1,227,320
GAS-DISTRIBUTION (0.33%)
 Energen                                             24,200                 849,420
HOTELS & MOTELS (0.61%)
 Choice Hotels International                         23,900               1,585,048
HUMAN RESOURCES (0.90%)
 Labor Ready /1/                                     52,300               1,240,033
 Manpower                                            23,300               1,113,740
                                                                          2,353,773
INDEPENDENT POWER PRODUCER (0.59%)
 NRG Energy /1/                                      39,900               1,530,165
INDUSTRIAL AUTOMATION & ROBOTS (0.74%)
 Rockwell Automation                                 37,700               1,941,927
INSTRUMENTS-CONTROLS (0.81%)
 Thermo Electron /1/                                 71,100               2,123,046
INSTRUMENTS-SCIENTIFIC (0.79%)
 Applied Biosystems Group                            52,370               1,090,343
 PerkinElmer                                         46,800                 981,864
                                                                          2,072,207
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET CONTENT-INFORMATION & NEWS (0.25%)
                                                                       $
 InfoSpace /1/                                       26,500                 639,710
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.63%)
 BlackRock                                           12,700               1,079,500
 National Financial Partners                         29,100               1,316,775
 T. Rowe Price Group                                 28,000               1,857,800
                                                                          4,254,075
MACHINERY-PUMPS (0.62%)
 Graco                                               42,600               1,628,598
MEDICAL INSTRUMENTS (0.81%)
 Biomet                                              55,700               2,123,841
MEDICAL LABORATORY & TESTING SERVICE (0.78%)
 Quest Diagnostics                                   39,880               2,047,439
MEDICAL PRODUCTS (0.58%)
 Varian Medical Systems /1/                          38,260               1,502,088
MEDICAL-BIOMEDICAL/GENE (1.55%)
 Chiron /1/                                          11,600                 420,268
 Invitrogen /1/                                      19,098               1,638,036
 LifeCell /1/                                        34,800                 772,212
 Millipore /1/                                       19,860               1,216,822
                                                                          4,047,338
MEDICAL-DRUGS (2.39%)
 Allergan                                            20,360               1,819,573
 Cephalon /1/                                        15,710                 658,249
 Endo Pharmaceuticals Holdings /1/                   69,700               1,983,662
 Forest Laboratories /1/                             44,500               1,776,440
                                                                          6,237,924
MEDICAL-GENERIC DRUGS (0.45%)
 Barr Pharmaceuticals /1/                            24,600               1,166,532
MEDICAL-HMO (3.36%)
 Coventry Health Care /1/                            46,630               3,298,140
 Humana /1/                                          43,900               1,749,415
 Pacificare Health Systems /1/                       29,700               2,263,140
 WellCare Health Plans /1/                           38,300               1,467,656
                                                                          8,778,351
MEDICAL-NURSING HOMES (0.48%)
 Genesis HealthCare /1/                              28,000               1,259,160
METAL-COPPER (0.79%)
 Phelps Dodge                                        19,500               2,075,775
METAL-DIVERSIFIED (0.78%)
 Freeport-McMoRan Copper & Gold                      50,500               2,034,140
MISCELLANEOUS INVESTING (1.46%)
 Digital Realty Trust                                69,000               1,306,860
 Regency Centers                                     20,500               1,264,850
 SL Green Realty                                     17,800               1,240,660
                                                                          3,812,370
MULTIMEDIA (0.61%)
 Gemstar-TV Guide International /1/                 177,900                 547,932
 Meredith                                            21,340               1,056,330
                                                                          1,604,262
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (0.94%)
                                                                       $
 Anixter International /1/                           32,100               1,334,076
 NETGEAR /1/                                         54,200               1,122,482
                                                                          2,456,558
OIL & GAS DRILLING (1.86%)
 Atwood Oceanics /1/                                 24,000               1,636,080
 Pride International /1/                             61,700               1,605,434
 TODCO /1/                                           52,400               1,609,204
                                                                          4,850,718
OIL COMPANY-EXPLORATION & PRODUCTION (2.69%)
 Forest Oil /1/                                      38,300               1,714,308
 Kerr-McGee                                          19,500               1,564,095
 Newfield Exploration /1/                            42,940               1,824,521
 Plains Exploration & Production /1/                 50,200               1,935,210
                                                                          7,038,134
OIL COMPANY-INTEGRATED (0.62%)
 Amerada Hess                                        13,700               1,614,682
OIL FIELD MACHINERY & EQUIPMENT (0.90%)
 Grant Prideco /1/                                   72,900               2,340,090
OIL REFINING & MARKETING (1.31%)
 Sunoco                                              13,300               1,672,209
 Tesoro                                              36,000               1,735,920
                                                                          3,408,129
OIL-FIELD SERVICES (0.46%)
 Oceaneering International /1/                       27,800               1,192,620
PHARMACY SERVICES (0.87%)
 Express Scripts /1/                                 43,400               2,269,820
POULTRY (1.78%)
 Gold Kist /1/                                       65,500               1,336,200
 Pilgrim's Pride                                     42,200               1,597,270
 Sanderson Farms                                     39,700               1,710,673
                                                                          4,644,143
PROPERTY & CASUALTY INSURANCE (0.67%)
 W.R. Berkley                                        46,450               1,738,623
PUBLISHING-BOOKS (0.52%)
 John Wiley & Sons                                   31,500               1,349,775
RACETRACKS (0.35%)
 Penn National Gaming /1/                            25,700                 918,775
RADIO (0.42%)
 Cox Radio /1/                                       69,770               1,098,878
RECYCLING (0.43%)
 Metal Management                                    47,500               1,120,525
RETAIL-APPAREL & SHOE (4.02%)
 Abercrombie & Fitch                                 42,280               3,046,274
 Aeropostale /1/                                     28,100                 838,785
 American Eagle Outfitters                           47,600               1,568,420
 Chico's FAS /1/                                     47,220               1,893,994
 Claire's Stores                                     69,780               1,773,110
 Nordstrom                                           37,000               1,369,370
                                                                         10,489,953
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-ARTS & CRAFTS (0.42%)
                                                                       $
 Michaels Stores                                     27,000               1,107,000
RETAIL-AUTO PARTS (1.35%)
 Advance Auto Parts /1/                              20,700               1,427,472
 Autozone /1/                                        21,640               2,108,602
                                                                          3,536,074
RETAIL-AUTOMOBILE (0.39%)
 Copart /1/                                          41,400               1,012,644
RETAIL-BEDDING (1.34%)
 Bed Bath & Beyond /1/                               76,400               3,506,760
RETAIL-BOOKSTORE (0.57%)
 Barnes & Noble /1/                                  36,200               1,484,924
RETAIL-DISCOUNT (0.68%)
 TJX                                                 75,800               1,782,058
RETAIL-RESTAURANTS (1.35%)
 Applebee's International                            41,800               1,108,118
 CBRL Group                                          32,260               1,263,624
 Sonic /1/                                           37,800               1,145,718
                                                                          3,517,460
SAVINGS & LOANS-THRIFTS (0.79%)
 Hudson City Bancorp                                173,400               2,051,322
SCHOOLS (0.70%)
 ITT Educational Services /1/                        35,900               1,839,875
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.06%)
 Linear Technology                                   85,400               3,318,644
 Maxim Integrated Products                           49,200               2,060,004
                                                                          5,378,648
SEMICONDUCTOR EQUIPMENT (0.71%)
 Lam Research /1/                                    65,400               1,860,630
STEEL PRODUCERS (0.60%)
 Nucor                                               28,400               1,574,780
TELECOMMUNICATION EQUIPMENT (1.50%)
 Adtran                                              26,900                 719,844
 Harris                                              44,300               1,642,201
 Scientific-Atlanta                                  40,600               1,563,100
                                                                          3,925,145
THERAPEUTICS (0.36%)
 United Therapeutics /1/                             17,700                 944,295
TOOLS-HAND HELD (1.07%)
 Black & Decker                                      31,060               2,805,029
TOYS (0.40%)
 Marvel Enterprises /1/                              53,650               1,040,274
TRANSPORT-MARINE (0.55%)
 Overseas Shipholding Group                          23,300               1,445,765
TRANSPORT-TRUCK (0.39%)
 J.B. Hunt Transport Services                        52,400               1,028,612
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.57%)
                                                                       $
 Crown Castle International /1/                      68,000               1,479,680
                                       TOTAL COMMON STOCKS              258,388,525
                                                                       ------------

                      TOTAL PORTFOLIO INVESTMENTS (98.93%)              258,388,525
CASH AND RECEIVABLES, NET OF LIABILITIES (1.07%)                          2,791,431
                                TOTAL NET ASSETS (100.00%)             $261,179,956
                                                                       --------------

                            SCHEDULE OF INVESTMENTS
                         PARTNERS MIDCAP GROWTH FUND I

                           JULY 31, 2005 (UNAUDITED)


/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 37,411,610
Unrealized Depreciation                        (5,672,809)
                                             ------------
Net Unrealized Appreciation (Depreciation)     31,738,801
Cost for federal income tax purposes         $226,649,724

                            SCHEDULE OF INVESTMENTS
                         PARTNERS MIDCAP GROWTH FUND II

                           JULY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (98.52%)
ADVERTISING SERVICES (0.39%)
                                                                       $
 Getty Images /1/                                    21,000               1,695,750
AEROSPACE & DEFENSE (0.19%)
 Northrop Grumman                                    14,500                 804,025
AGRICULTURAL OPERATIONS (0.82%)
 Bunge                                               58,100               3,566,759
BATTERIES & BATTERY SYSTEMS (0.32%)
 Energizer Holdings /1/                              21,400               1,367,460
BEVERAGES-NON-ALCOHOLIC (0.59%)
 Hansen Natural /1/                                  27,700               2,559,480
BROADCASTING SERVICES & PROGRAMMING (0.56%)
 Gray Television                                    187,400               2,408,090
BUILDING-HEAVY CONSTRUCTION (1.03%)
 Washington Group International /1/                  82,700               4,460,838
BUILDING-RESIDENTIAL & COMMERCIAL (5.79%)
 DR Horton                                          188,000               7,723,040
 KB Home                                             78,260               6,410,277
 NVR /1/                                              4,290               4,024,020
 Ryland Group                                        56,500               4,565,200
 Toll Brothers /1/                                   42,800               2,371,976
                                                                         25,094,513
CASINO HOTELS (3.02%)
 Boyd Gaming                                         65,300               3,424,332
 Monarch Casino & Resort /1/                        215,600               4,247,320
 Station Casinos                                     73,500               5,398,575
                                                                         13,070,227
CASINO SERVICES (0.39%)
 International Game Technology                       61,300               1,677,168
CELLULAR TELECOMMUNICATIONS (0.96%)
 Nextel Partners /1/                                167,300               4,165,770
CHEMICALS-SPECIALTY (0.63%)
 Eastman Chemical                                    49,000               2,714,110
COMMERCIAL BANKS (0.77%)
 Synovus Financial                                  112,900               3,338,453
COMMERCIAL SERVICE-FINANCE (2.20%)
 Dun & Bradstreet /1/                                85,800               5,433,714
 H&R Block                                           15,500                 882,880
 Interactive Data                                    89,700               1,921,374
 Moody's                                             27,700               1,310,487
                                                                          9,548,455
COMMERCIAL SERVICES (0.39%)
 CoStar Group /1/                                    36,000               1,710,000
COMPUTER AIDED DESIGN (2.38%)
 Autodesk                                           227,300               7,771,387
 Parametric Technology /1/                          369,800               2,551,620
                                                                         10,323,007
COMPUTER GRAPHICS (0.72%)
 Trident Microsystems /1/                            95,300               3,110,592
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (0.34%)
                                                                       $
 Affiliated Computer Services /1/                     1,100                  54,967
 Cognizant Technology Solutions /1/                  28,500               1,398,780
                                                                          1,453,747
COMPUTERS (2.04%)
 Apple Computer /1/                                 206,900               8,824,285
COMPUTERS-INTEGRATED SYSTEMS (0.46%)
 NCR /1/                                             57,300               1,988,883
COMPUTERS-MEMORY DEVICES (1.20%)
 Network Appliance /1/                               27,700                 706,627
 Western Digital /1/                                299,700               4,492,503
                                                                          5,199,130
COMPUTERS-PERIPHERAL EQUIPMENT (0.40%)
 Lexmark International /1/                           27,700               1,736,790
CONSUMER PRODUCTS-MISCELLANEOUS (0.38%)
 Spectrum Brands /1/                                 53,600               1,661,600
DIAGNOSTIC KITS (1.40%)
 Dade Behring Holdings                               80,300               6,086,740
DISTRIBUTION-WHOLESALE (0.13%)
 Navarre /1/                                         79,600                 567,548
DIVERSIFIED MANUFACTURING OPERATIONS (0.31%)
 Ingersoll-Rand                                      17,000               1,328,890
E-SERVICES-CONSULTING (0.68%)
 Websense /1/                                        58,900               2,935,576
ELECTRIC-GENERATION (0.44%)
 AES /1/                                            118,900               1,908,345
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.44%)
 Altera /1/                                          46,200               1,010,394
 Microchip Technology                                34,000               1,056,380
 QLogic /1/                                         139,900               4,343,895
 Silicon Image /1/                                  353,100               4,173,642
                                                                         10,584,311
ELECTRONIC CONNECTORS (0.85%)
 Amphenol                                            28,300               1,260,482
 Thomas & Betts /1/                                  72,200               2,438,194
                                                                          3,698,676
ELECTRONICS-MILITARY (1.68%)
 L-3 Communications Holdings                         93,200               7,291,036
ENTERTAINMENT SOFTWARE (2.65%)
 Activision /1/                                     398,966               8,114,968
 THQ /1/                                             96,100               3,361,578
                                                                         11,476,546
ENVIRONMENTAL MONITORING & DETECTION (0.40%)
 Mine Safety Appliances                              35,300               1,726,170
FIDUCIARY BANKS (0.40%)
 Northern Trust                                      34,000               1,727,200
FINANCE-CREDIT CARD (1.26%)
 Capital One Financial                               44,200               3,646,500
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (CONTINUED)
                                                                       $
 CompuCredit /1/                                     47,500               1,798,825
                                                                          5,445,325
FINANCE-INVESTMENT BANKER & BROKER (0.34%)
 Legg Mason                                          14,400               1,470,960
FINANCE-OTHER SERVICES (0.47%)
 Chicago Mercantile Exchange Holdings                 6,700               2,017,035
FINANCIAL GUARANTEE INSURANCE (1.54%)
 Ambac Financial Group                               26,700               1,918,128
 MBIA                                                 3,400                 206,516
 MGIC Investment                                      7,500                 514,350
 Radian Group                                        78,200               4,033,556
                                                                          6,672,550
FOOTWEAR & RELATED APPAREL (0.65%)
 Timberland /1/                                      84,600               2,823,948
GARDEN PRODUCTS (0.60%)
 Toro                                                64,200               2,583,408
HUMAN RESOURCES (0.66%)
 Korn/Ferry International /1/                       143,900               2,863,610
INDEPENDENT POWER PRODUCER (0.47%)
 Reliant Energy /1/                                 152,600               2,023,476
INDUSTRIAL AUTOMATION & ROBOTS (0.74%)
 Rockwell Automation                                 61,900               3,188,469
INSTRUMENTS-SCIENTIFIC (0.52%)
 Waters /1/                                          50,200               2,273,056
INTERNET BROKERS (0.63%)
 Ameritrade Holding /1/                             138,800               2,710,764
INTERNET INFRASTRUCTURE SOFTWARE (0.34%)
 Akamai Technologies /1/                             97,700               1,491,879
INTERNET SECURITY (1.38%)
 McAfee /1/                                         189,800               5,959,720
INVESTMENT COMPANIES (0.35%)
 American Capital Strategies                         40,700               1,531,541
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.88%)
 Franklin Resources                                  35,200               2,844,864
 T. Rowe Price Group                                 14,600                 968,710
                                                                          3,813,574
LIFE & HEALTH INSURANCE (1.55%)
 Cigna                                               45,900               4,899,825
 Universal American Financial /1/                    74,000               1,821,880
                                                                          6,721,705
LINEN SUPPLY & RELATED ITEMS (0.21%)
 Cintas                                              20,300                 899,899
MACHINERY-FARM (1.32%)
 Deere                                               77,700               5,713,281
MEDICAL INFORMATION SYSTEM (0.46%)
 IMS Health                                          72,400               1,971,452
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (0.21%)
                                                                       $
 Biomet                                              24,400                 930,372
MEDICAL LABORATORY & TESTING SERVICE (0.79%)
 Laboratory Corp. of America Holdings /1/            39,100               1,981,197
 Quest Diagnostics                                   28,500               1,463,190
                                                                          3,444,387
MEDICAL PRODUCTS (1.07%)
 American Medical Systems Holdings /1/              198,800               4,622,100
MEDICAL-BIOMEDICAL/GENE (1.27%)
 Biogen Idec /1/                                    109,100               4,286,539
 Serologicals /1/                                    53,300               1,225,900
                                                                          5,512,439
MEDICAL-DRUGS (1.42%)
 Forest Laboratories /1/                             60,600               2,419,152
 Medicis Pharmaceutical                              60,100               2,038,592
 Medimmune /1/                                       44,500               1,264,245
 Sepracor /1/                                         8,600                 450,210
                                                                          6,172,199
MEDICAL-GENERIC DRUGS (0.21%)
 Impax Laboratories /1/                              57,700                 917,430
MEDICAL-HMO (3.13%)
 Aetna                                               49,710               3,847,554
 Molina Healthcare /1/                               41,900               1,003,086
 Pacificare Health Systems /1/                       50,100               3,817,620
 Sierra Health Services /1/                          72,400               4,882,656
                                                                         13,550,916
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.43%)
 Gentiva Health Services /1/                         96,100               1,853,769
METAL PROCESSORS & FABRICATION (0.48%)
 Timken                                              78,700               2,083,189
METAL-COPPER (0.25%)
 Phelps Dodge                                        10,250               1,091,113
MISCELLANEOUS INVESTING (1.29%)
 Host Marriott                                       88,600               1,652,390
 Vornado Realty Trust                                44,300               3,926,752
                                                                          5,579,142
MOTION PICTURES & SERVICES (0.32%)
 Macrovision /1/                                     63,600               1,388,388
MOTORCYCLE & MOTOR SCOOTER (0.46%)
 Harley-Davidson                                     37,200               1,978,668
MULTIMEDIA (0.77%)
 McGraw-Hill                                         72,600               3,340,326
OFFICE AUTOMATION & EQUIPMENT (0.16%)
 Pitney Bowes                                        16,000                 713,280
OFFICE SUPPLIES & FORMS (0.12%)
 Avery Dennison                                       9,000                 510,030
OIL COMPANY-EXPLORATION & PRODUCTION (0.47%)
 Anadarko Petroleum                                  17,700               1,563,795
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                       $
 Houston Exploration /1/                              7,900                 456,541
                                                                          2,020,336
OIL FIELD MACHINERY & EQUIPMENT (1.56%)
 Lone Star Technologies /1/                         132,300               6,751,269
OIL REFINING & MARKETING (6.39%)
 Frontier Oil                                        69,400               1,944,588
 Holly                                              117,000               5,477,940
 Sunoco                                              59,200               7,443,216
 Tesoro                                             136,300               6,572,386
 Valero Energy                                       75,500               6,249,890
                                                                         27,688,020
PUBLISHING-NEWSPAPERS (0.10%)
 Washington Post                                        500                 444,400
PUBLISHING-PERIODICALS (0.88%)
 Readers Digest Association                         235,900               3,831,016
RACETRACKS (1.30%)
 Penn National Gaming /1/                           157,400               5,627,050
RADIO (0.53%)
 XM Satellite Radio Holdings /1/                     64,400               2,294,572
REAL ESTATE MANAGEMENT & SERVICES (0.57%)
 Jones Lang LaSalle /1/                              50,200               2,472,350
REAL ESTATE OPERATOR & DEVELOPER (0.03%)
 Consolidated Tomoka Land                             1,400                 124,600
RECYCLING (0.23%)
 Metal Management                                    42,800               1,009,652
RESEARCH & DEVELOPMENT (0.93%)
 Pharmaceutical Product Development /1/              70,200               4,017,546
RESPIRATORY PRODUCTS (0.43%)
 ResMed /1/                                          27,700               1,855,900
RETAIL-APPAREL & SHOE (4.93%)
 Aeropostale /1/                                     85,800               2,561,130
 American Eagle Outfitters                          142,800               4,705,260
 Nordstrom                                          203,400               7,527,834
 Pacific Sunwear of California /1/                   78,200               1,907,298
 Urban Outfitters /1/                                76,700               4,656,457
                                                                         21,357,979
RETAIL-AUTOMOBILE (0.21%)
 Copart /1/                                          37,700                 922,142
RETAIL-BEDDING (0.82%)
 Bed Bath & Beyond /1/                               77,200               3,543,480
RETAIL-CONVENIENCE STORE (0.57%)
 7-Eleven /1/                                        73,600               2,491,360
RETAIL-DISCOUNT (0.39%)
 TJX                                                 71,400               1,678,614
RETAIL-REGIONAL DEPARTMENT STORE (1.18%)
 Federated Department Stores                         67,200               5,098,464
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (0.38%)
                                                                       $
 CKE Restaurants /1/                                 62,300                 807,408
 Yum! Brands                                         16,400                 858,540
                                                                          1,665,948
SATELLITE TELECOM (0.13%)
 EchoStar Communications /1/                         20,200                 580,144
SCHOOLS (0.20%)
 ITT Educational Services /1/                        16,900                 866,125
SCHOOLS-DAY CARE (0.34%)
 Bright Horizons Family Solutions /1/                32,500               1,487,850
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.83%)
 Analog Devices                                      47,800               1,873,760
 Linear Technology                                   28,900               1,123,054
 Marvell Technology Group /1/                        91,400               3,993,266
 SigmaTel /1/                                        46,900                 939,407
                                                                          7,929,487
SEMICONDUCTOR EQUIPMENT (2.98%)
 FormFactor /1/                                         150                   3,921
 Lam Research /1/                                   215,500               6,130,975
 Tessera Technologies /1/                           193,000               6,778,160
                                                                         12,913,056
STEEL PRODUCERS (1.64%)
 Carpenter Technology                                64,400               4,034,016
 Nucor                                               55,000               3,049,750
                                                                          7,083,766
TELECOMMUNICATION EQUIPMENT (0.94%)
 Harris                                              67,000               2,483,690
 Plantronics                                         47,000               1,605,520
                                                                          4,089,210
TELECOMMUNICATION SERVICES (0.28%)
 Commonwealth Telephone Enterprises                  28,300               1,211,240
TELEVISION (0.24%)
 Liberty                                             26,900               1,039,685
THERAPEUTICS (2.00%)
 AtheroGenics /1/                                     1,300                  21,645
 Gilead Sciences /1/                                118,600               5,314,466
 United Therapeutics /1/                             62,000               3,307,700
                                                                          8,643,811
TRANSPORT-RAIL (0.88%)
 Norfolk Southern                                   102,400               3,810,304
TRANSPORT-SERVICES (0.26%)
 C.H. Robinson Worldwide                             17,700               1,107,489
TRANSPORT-TRUCK (0.69%)
 Yellow Roadway /1/                                  56,200               2,973,542
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.11%)
                                                                       $
 Spectrasite /1/                                      5,600                 457,520
                                       TOTAL COMMON STOCKS              426,761,497
                                                                       ------------



                      TOTAL PORTFOLIO INVESTMENTS (98.52%)              426,761,497


CASH AND RECEIVABLES, NET OF LIABILITIES (1.48%)                          6,425,659
                                TOTAL NET ASSETS (100.00%)             $433,187,156
                                                                       --------------

/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 47,278,263
Unrealized Depreciation                        (7,906,767)
                                             ------------
Net Unrealized Appreciation (Depreciation)     39,371,496
Cost for federal income tax purposes         $387,390,001

                            SCHEDULE OF INVESTMENTS
                           PARTNERS MIDCAP VALUE FUND

                           JULY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (96.72%)
APPAREL MANUFACTURERS (1.38%)
                                                                         $
 VF                                                   121,300               7,161,552
APPLIANCES (1.30%)
 Whirlpool                                             84,200               6,734,316
ATHLETIC FOOTWEAR (1.60%)
 Reebok International                                 196,100               8,295,030
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.21%)
 BorgWarner                                           108,400               6,305,628
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.78%)
 Masco                                                272,700               9,247,257
BUILDING-RESIDENTIAL & COMMERCIAL (12.14%)
 Beazer Homes                                         132,300               8,657,712
 Centex                                               156,400              11,570,472
 Hovnanian Enterprises /1/                            135,200               9,555,936
 Lennar                                               189,800              12,767,846
 Pulte Homes                                          127,700              11,955,274
 WCI Communities /1/                                  248,900               8,452,644
                                                                           62,959,884
COAL (5.37%)
 Alpha Natural Resources /1/                          310,400               8,691,200
 Arch Coal                                            174,600               9,938,232
 Peabody Energy                                       140,100               9,210,174
                                                                           27,839,606
COMMERCIAL BANKS (3.84%)
 Commerce Bancorp.                                    113,900               3,864,627
 First Horizon National                               173,000               7,056,670
 North Fork Bancorp                                   283,930               7,776,843
 TCF Financial                                         45,300               1,244,391
                                                                           19,942,531
COMPUTERS-PERIPHERAL EQUIPMENT (1.85%)
 Lexmark International /1/                            153,400               9,618,180
DIVERSIFIED MANUFACTURING OPERATIONS (1.33%)
 Ingersoll-Rand                                        88,300               6,902,411
ELECTRIC-INTEGRATED (3.05%)
 DPL                                                  186,600               5,150,160
 TXU                                                  123,000              10,656,720
                                                                           15,806,880
ENGINES-INTERNAL COMBUSTION (1.64%)
 Briggs & Stratton                                    227,100               8,486,727
FINANCE-COMMERCIAL (1.49%)
 CIT Group                                            175,500               7,746,570
FINANCE-INVESTMENT BANKER & BROKER (1.32%)
 Bear Stearns                                          67,300               6,872,003
FINANCIAL GUARANTEE INSURANCE (5.37%)
 Ambac Financial Group                                133,100               9,561,904
 PMI Group                                            245,600              10,057,320
 Radian Group                                         160,300               8,268,274
                                                                           27,887,498
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE & DISTRIBUTION (0.91%)
                                                                         $
 Fresh Del Monte Produce                              179,100               4,712,121
HUMAN RESOURCES (1.38%)
 Manpower                                             149,900               7,165,220
INSTRUMENTS-CONTROLS (1.20%)
 Johnson Controls                                     108,100               6,209,264
INTERNET FINANCIAL SERVICES (1.70%)
 IndyMac Bancorp                                      202,700               8,839,747
INTERNET SECURITY (1.55%)
 Check Point Software Technologies /1/                356,300               8,027,439
MACHINERY-CONSTRUCTION & MINING (1.53%)
 Joy Global                                           193,400               7,942,938
MEDICAL-HMO (3.65%)
 Coventry Health Care /1/                             140,400               9,930,492
 WellPoint /1/                                        127,200               8,998,128
                                                                           18,928,620
MEDICAL-HOSPITALS (1.12%)
 Health Management Associates                         243,200               5,788,160
METAL-COPPER (1.60%)
 Phelps Dodge                                          77,900               8,292,455
MISCELLANEOUS INVESTING (0.96%)
 Colonial Properties Trust                             32,800               1,555,376
 Developers Diversified Realty                         70,200               3,416,634
                                                                            4,972,010
OIL COMPANY-EXPLORATION & PRODUCTION (10.82%)
 Canadian Natural Resources                           293,400              12,199,572
 Denbury Resources /1/                                219,500              10,272,600
 Quicksilver Resources /1/                            184,900               7,832,364
 Talisman Energy                                      251,000              10,958,660
 XTO Energy                                           423,954              14,876,546
                                                                           56,139,742
OIL REFINING & MARKETING (0.97%)
 Sunoco                                                39,900               5,016,627
PHARMACY SERVICES (2.48%)
 Omnicare                                             279,100              12,866,510
PROPERTY & CASUALTY INSURANCE (1.45%)
 Arch Capital Group /1/                               163,100               7,502,600
REINSURANCE (1.00%)
 Endurance Specialty Holdings                         132,800               5,179,200
RETAIL-AUTO PARTS (2.15%)
 Advance Auto Parts /1/                               162,000              11,171,520
RETAIL-DISCOUNT (1.27%)
 Dollar Tree Stores /1/                               263,200               6,577,368
SAVINGS & LOANS-THRIFTS (3.14%)
 Astoria Financial                                    247,550               6,916,547
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                         $
 Hudson City Bancorp                                  793,300               9,384,739
                                                                           16,301,286
SCHOOLS (1.79%)
 Career Education /1/                                 239,200               9,278,568
TELECOMMUNICATION EQUIPMENT (1.72%)
 Scientific-Atlanta                                   231,300               8,905,050
TEXTILE-HOME FURNISHINGS (1.16%)
 Mohawk Industries /1/                                 68,400               6,006,888
TOOLS-HAND HELD (1.16%)
 Black & Decker                                        66,600               6,014,646
TRANSPORT-MARINE (5.78%)
 Frontline                                            230,200               9,663,796
 General Maritime                                     175,600               6,846,644
 Overseas Shipholding Group                           110,900               6,881,345
 Teekay Shipping                                      143,000               6,579,430
                                                                           29,971,215
VITAMINS & NUTRITION PRODUCTS (1.56%)
 NBTY /1/                                             335,200               8,111,840
                                         TOTAL COMMON STOCKS              501,727,107
                                                                         ------------

                        TOTAL PORTFOLIO INVESTMENTS (96.72%)              501,727,107
CASH AND RECEIVABLES, NET OF LIABILITIES (3.28%)                           17,034,664
                                  TOTAL NET ASSETS (100.00%)             $518,761,771
                                                                         --------------

                            SCHEDULE OF INVESTMENTS
                           PARTNERS MIDCAP VALUE FUND

                           JULY 31, 2005 (UNAUDITED)


/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 55,537,232
Unrealized Depreciation                        (4,300,463)
                                             ------------
Net Unrealized Appreciation (Depreciation)     51,236,769
Cost for federal income tax purposes         $450,490,338

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP VALUE FUND I

                           JULY 31, 2005 (UNAUDITED)

                                          Shares

                                          Held                          Value

----------------------------------------------------------------------------------------
COMMON STOCKS (95.53%)
ADVERTISING SALES (1.22%)
                                                                     $
 Lamar Advertising /1/                            141,513               6,227,987
AEROSPACE & DEFENSE (1.28%)
 Rockwell Collins                                 133,872               6,532,954
AEROSPACE & DEFENSE EQUIPMENT (0.96%)
 Alliant Techsystems /1/                           66,922               4,885,306
AGRICULTURAL CHEMICALS (1.10%)
 Agrium                                           245,028               5,603,790
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.35%)
 Autoliv                                           80,813               3,600,219
 Lear                                              77,439               3,312,066
                                                                        6,912,285
BEVERAGES-NON-ALCOHOLIC (0.44%)
 Pepsi Bottling Group                              77,312               2,254,418
BUILDING PRODUCTS-AIR & HEATING (1.36%)
 American Standard                                156,785               6,942,440
BUILDING-RESIDENTIAL & COMMERCIAL (1.94%)
 Lennar                                           147,606               9,929,456
CASINO HOTELS (0.97%)
 Harrah's Entertainment                            62,909               4,953,455
CHEMICALS-DIVERSIFIED (1.25%)
 Rohm & Haas                                      138,676               6,387,417
COMMERCIAL BANKS (5.42%)
 Commerce Bancshares                               58,830               3,165,642
 FirstMerit                                       217,489               6,152,764
 M&T Bank                                          86,774               9,415,847
 Zions Bancorp                                    124,734               8,915,986
                                                                       27,650,239
CONSULTING SERVICES (0.85%)
 BearingPoint /1/                                 527,345               4,329,502
CONSUMER PRODUCTS-MISCELLANEOUS (1.21%)
 Clorox                                           110,262               6,158,133
CONTAINERS-PAPER & PLASTIC (0.86%)
 Packaging Corp. of America                       205,714               4,371,422
DISTRIBUTION-WHOLESALE (2.75%)
 CDW                                               88,656               5,496,672
 Ingram Micro /1/                                 153,096               2,853,709
 Tech Data /1/                                    146,743               5,690,694
                                                                       14,041,075
DIVERSIFIED MANUFACTURING OPERATIONS (1.78%)
 Carlisle                                          49,052               3,230,565
 Cooper Industries                                 90,810               5,864,510
                                                                        9,095,075
E-COMMERCE-SERVICES (0.58%)
 WebMD /1/                                        281,824               2,990,153
ELECTRIC-INTEGRATED (10.79%)
 Cinergy                                           58,588               2,586,660
 CMS Energy /1/                                    68,645               1,087,337
                                          Shares

                                          Held                          Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                     $
 Edison International                             158,356               6,473,593
 Entergy                                          127,759               9,957,536
 FirstEnergy                                      118,647               5,906,248
 PG&E                                             247,354               9,307,931
 PNM Resources                                     68,437               2,011,363
 PPL                                              208,841              12,860,429
 Public Service Enterprise Group                   18,477               1,188,071
 Wisconsin Energy                                  92,678               3,721,022
                                                                       55,100,190
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.46%)
 Freescale Semiconductor /1/                       92,251               2,354,246
ELECTRONIC CONNECTORS (0.85%)
 Amphenol                                          97,130               4,326,170
ENTERTAINMENT SOFTWARE (1.25%)
 Activision /1/                                   314,399               6,394,876
FIDUCIARY BANKS (1.06%)
 Northern Trust                                   106,856               5,428,285
FINANCE-COMMERCIAL (1.42%)
 CIT Group                                        164,774               7,273,124
FINANCE-INVESTMENT BANKER & BROKER (1.31%)
 Bear Stearns                                      65,567               6,695,046
FINANCIAL GUARANTEE INSURANCE (2.15%)
 Ambac Financial Group                            102,842               7,388,169
 PMI Group                                         87,885               3,598,891
                                                                       10,987,060
FOOD-FLOUR & GRAIN (0.89%)
 Archer Daniels Midland                           197,796               4,537,440
FOOD-MEAT PRODUCTS (0.91%)
 Smithfield Foods /1/                             177,655               4,640,349
FORESTRY (1.38%)
 Plum Creek Timber                                186,151               7,045,815
GAS-DISTRIBUTION (2.26%)
 AGL Resources                                    271,868              10,453,324
 Energen                                           31,648               1,110,845
                                                                       11,564,169
GOLF (0.34%)
 Callaway Golf                                    117,457               1,760,680
HOME DECORATION PRODUCTS (1.26%)
 Newell Rubbermaid                                259,401               6,451,303
HOTELS & MOTELS (0.91%)
 Hilton Hotels                                    188,703               4,670,399
INSURANCE BROKERS (0.80%)
 Willis Group Holdings                            122,710               4,069,064
INTERNET INFRASTRUCTURE EQUIPMENT (0.64%)
 Avocent /1/                                       93,173               3,248,011
INVESTMENT COMPANIES (0.49%)
 American Capital Strategies                       66,715               2,510,485
                                          Shares

                                          Held                          Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (1.12%)
                                                                     $
 Torchmark                                        109,065               5,700,828
MACHINERY-PRINT TRADE (0.35%)
 Zebra Technologies /1/                            45,667               1,781,013
MEDICAL-BIOMEDICAL/GENE (0.95%)
 Charles River Laboratories
  International /1/                                99,243               4,833,134
MEDICAL-DRUGS (1.38%)
 Medimmune /1/                                    247,476               7,030,793
MEDICAL-HMO (1.67%)
 Health Net /1/                                   219,512               8,517,066
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.99%)
 Apria Healthcare Group /1/                       149,900               5,056,127
MISCELLANEOUS INVESTING (6.25%)
 Apartment Investment & Management                162,918               7,168,392
 Developers Diversified Realty                    127,615               6,211,022
 Equity Residential Properties Trust               64,845               2,619,738
 Healthcare Realty Trust                           31,302               1,279,000
 iStar Financial                                  238,600              10,209,694
 Prentiss Properties Trust                        109,171               4,418,150
                                                                       31,905,996
MULTI-LINE INSURANCE (1.16%)
 PartnerRe                                         91,030               5,900,565
NON-HAZARDOUS WASTE DISPOSAL (1.07%)
 Republic Services                                150,776               5,465,630
OIL COMPANY-EXPLORATION & PRODUCTION (5.70%)
 EOG Resources                                    264,001              16,130,461
 Noble Energy                                      80,864               6,672,088
 Range Resources                                  206,081               6,293,714
                                                                       29,096,263
OIL REFINING & MARKETING (0.59%)
 Frontier Oil                                     107,360               3,008,227
OIL-FIELD SERVICES (1.59%)
 BJ Services                                      132,820               8,100,692
PIPELINES (2.54%)
 Western Gas Resources                            117,028               4,685,801
 Williams                                         388,894               8,260,109
                                                                       12,945,910
PUBLISHING-NEWSPAPERS (1.49%)
 Dow Jones                                        202,204               7,588,716
REGIONAL BANKS (0.94%)
 KeyCorp                                          139,829               4,787,745
REINSURANCE (2.70%)
 Everest Re Group                                  79,552               7,748,365
 RenaissanceRe Holdings                           134,626               6,050,092
                                                                       13,798,457
RETAIL-APPAREL & SHOE (1.38%)
 Ross Stores                                      122,977               3,258,890
 Talbots                                          111,392               3,806,265
                                                                        7,065,155
                                          Shares

                                          Held                          Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (1.72%)
                                                                     $
 J.C. Penney                                      156,486               8,785,124
RETAIL-REGIONAL DEPARTMENT STORE (1.98%)
 Federated Department Stores                      133,049              10,094,428
SEMICONDUCTOR EQUIPMENT (0.61%)
 Tessera Technologies /1/                          88,559               3,110,192
STEEL PRODUCERS (0.13%)
 Carpenter Technology                              10,430                 653,335
STEEL-SPECIALTY (0.26%)
 Allegheny Technologies                            44,930               1,306,115
TELECOMMUNICATION EQUIPMENT (0.04%)
 Ditech Communications /1/                         24,590                 198,933
TEXTILE-HOME FURNISHINGS (1.40%)
 Mohawk Industries /1/                             81,442               7,152,236
TOBACCO (0.84%)
 Reynolds American                                 51,549               4,294,547
TOOLS-HAND HELD (0.75%)
 Stanley Works                                     78,776               3,854,510
TRANSPORT-MARINE (0.81%)
 Teekay Shipping                                   89,571               4,121,162
TRANSPORT-RAIL (0.03%)
 Norfolk Southern                                   4,420                 164,468
TRANSPORT-TRUCK (0.60%)
 Landstar System /1/                               44,968               1,498,334
 Yellow Roadway /1/                                29,201               1,545,025
                                                                        3,043,359
                                     TOTAL COMMON STOCKS              487,682,545
                                                                     ------------

                    TOTAL PORTFOLIO INVESTMENTS (95.53%)              487,682,545
CASH AND RECEIVABLES, NET OF LIABILITIES (4.47%)                       22,803,809
                              TOTAL NET ASSETS (100.00%)             $510,486,354
                                                                     --------------

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP VALUE FUND I

                           JULY 31, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 75,628,165
Unrealized Depreciation                        (5,603,176)
                                             ------------
Net Unrealized Appreciation (Depreciation)     70,024,989
Cost for federal income tax purposes         $417,657,556

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP VALUE FUND I

                           JULY 31, 2005 (UNAUDITED)




                                             ------------



                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP BLEND FUND

                           JULY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (99.23%)
ADVANCED MATERIALS & PRODUCTS (0.41%)
                                                                         $
 Ceradyne /1/                                          29,600                 943,352
AEROSPACE & DEFENSE (0.45%)
 Teledyne Technologies /1/                             27,500               1,043,625
AEROSPACE & DEFENSE EQUIPMENT (0.52%)
 Curtiss-Wright                                        11,900                 730,660
 Orbital Sciences /1/                                  40,000                 460,800
                                                                            1,191,460
AIRLINES (0.53%)
 Pinnacle Airlines /1/                                 43,100                 444,361
 Skywest                                               37,400                 776,050
                                                                            1,220,411
APPLICATIONS SOFTWARE (1.46%)
 MRO Software /1/                                      48,000                 788,640
 Progress Software /1/                                 44,600               1,386,614
 SS&C Technologies                                     33,000               1,201,860
                                                                            3,377,114
ATHLETIC FOOTWEAR (0.51%)
 K-Swiss                                               35,000               1,181,950
AUTO-TRUCK TRAILERS (0.37%)
 Wabash National                                       39,300                 845,343
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.71%)
 American Axle & Manufacturing Holdings                27,000                 743,850
 BorgWarner                                            15,200                 884,184
                                                                            1,628,034
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.55%)
 USG /1/                                               25,800               1,261,620
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.45%)
 Eagle Materials                                       11,600               1,191,320
 Florida Rock Industries                               23,850               1,309,126
 Texas Industries                                      11,600                 854,108
                                                                            3,354,554
BUILDING-MAINTENANCE & SERVICE (0.62%)
 Healthcare Services Group                             78,200               1,432,624
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.27%)
 Winnebago Industries                                  16,000                 617,440
BUILDING-RESIDENTIAL & COMMERCIAL (2.68%)
 Beazer Homes                                          17,000               1,112,480
 MDC Holdings                                          12,900               1,101,918
 NVR /1/                                                2,800               2,626,400
 Standard-Pacific                                      14,000               1,335,460
                                                                            6,176,258
CHEMICALS-DIVERSIFIED (0.82%)
 Georgia Gulf                                          30,400                 964,592
 Olin                                                  50,400                 924,840
                                                                            1,889,432
CHEMICALS-SPECIALTY (1.21%)
 Arch Chemicals                                        32,700                 842,025
 H.B. Fuller                                           28,700                 991,011
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                         $
 Terra Industries /1/                                 115,000                 966,000
                                                                            2,799,036
COAL (0.69%)
 Massey Energy                                         36,600               1,582,950
COMMERCIAL BANKS (4.70%)
 East-West Bancorp                                     39,600               1,366,200
 Fremont General                                       78,000               1,906,320
 Integra Bank                                          20,000                 464,800
 Irwin Financial                                       42,500                 937,125
 PrivateBancorp                                        26,000                 960,700
 Provident Bankshares                                  20,500                 697,000
 South Financial Group                                 43,900               1,271,344
 Susquehanna Bancshares                                28,500                 764,370
 TrustCo Bank                                          72,500                 966,425
 UCBH Holdings                                         43,200                 789,264
 Umpqua Holdings                                       29,000                 722,970
                                                                           10,846,518
COMMUNICATIONS SOFTWARE (0.50%)
 Avid Technology /1/                                   14,400                 592,560
 Digi International /1/                                50,500                 550,450
                                                                            1,143,010
COMPUTER AIDED DESIGN (0.28%)
 ANSYS /1/                                             18,000                 654,480
COMPUTER SERVICES (1.08%)
 FactSet Research Systems                              28,050               1,028,874
 Manhattan Associates /1/                              25,400                 525,780
 Perot Systems /1/                                     66,000                 929,280
                                                                            2,483,934
COMPUTERS-INTEGRATED SYSTEMS (1.87%)
 Agilysys                                              75,200               1,454,368
 Intergraph /1/                                        31,700               1,205,551
 Micros Systems /1/                                    18,200                 781,690
 MTS Systems                                           22,000                 872,300
                                                                            4,313,909
CONSULTING SERVICES (1.12%)
 Maximus                                               34,500               1,317,210
 Watson Wyatt                                          45,500               1,256,710
                                                                            2,573,920
CONSUMER PRODUCTS-MISCELLANEOUS (0.34%)
 Scotts Miracle-Gro /1/                                10,000                 784,000
CONTAINERS-METAL & GLASS (0.28%)
 Silgan Holdings                                       11,100                 637,473
CONTAINERS-PAPER & PLASTIC (0.38%)
 Chesapeake                                            39,500                 880,850
COSMETICS & TOILETRIES (0.37%)
 Elizabeth Arden /1/                                   35,800                 862,422
DATA PROCESSING & MANAGEMENT (1.68%)
 CSG Systems International /1/                         41,300                 770,245
 eFunds /1/                                            62,100               1,133,946
 FileNet /1/                                           15,200                 429,704
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & MANAGEMENT (CONTINUED)
                                                                         $
 Global Payments                                       23,300               1,543,392
                                                                            3,877,287
DECISION SUPPORT SOFTWARE (0.17%)
 SPSS /1/                                              20,500                 402,620
DENTAL SUPPLIES & EQUIPMENT (0.29%)
 Sybron Dental Specialties /1/                         18,000                 661,500
DIAGNOSTIC KITS (1.23%)
 Diagnostic Products                                   20,600               1,163,076
 IDEXX Laboratories /1/                                26,500               1,681,690
                                                                            2,844,766
DIRECT MARKETING (0.34%)
 ADVO                                                  22,500                 790,875
DISPOSABLE MEDICAL PRODUCTS (0.44%)
 Merit Medical Systems /1/                             58,500               1,007,955
DISTRIBUTION-WHOLESALE (0.91%)
 Hughes Supply                                         27,000                 767,340
 Watsco                                                28,100               1,330,816
                                                                            2,098,156
DIVERSIFIED MANUFACTURING OPERATIONS (0.55%)
 Barnes Group                                          17,000                 578,680
 Tredegar                                              42,500                 684,675
                                                                            1,263,355
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.84%)
 Chemed                                                27,600               1,186,800
 Volt Information Sciences /1/                         29,000                 760,090
                                                                            1,946,890
E-SERVICES-CONSULTING (0.36%)
 Digital Insight /1/                                   34,300                 840,350
ELECTRIC-INTEGRATED (1.20%)
 Avista                                                32,000                 609,280
 Central Vermont Public Service                        28,100                 522,660
 CH Energy Group                                       13,300                 653,695
 Cleco                                                 44,000                 989,120
                                                                            2,774,755
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.99%)
 Benchmark Electronics /1/                             39,700               1,270,400
 Solectron /1/                                        263,400               1,011,456
                                                                            2,281,856
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.06%)
 MEMC Electronics Materials /1/                        64,800               1,100,952
 OmniVision Technologies /1/                           40,500                 572,265
 Skyworks Solutions /1/                               104,000                 762,320
                                                                            2,435,537
ELECTRONIC CONNECTORS (0.49%)
 Amphenol                                              25,500               1,135,770
ELECTRONIC MEASUREMENT INSTRUMENTS (0.56%)
 Flir Systems /1/                                      39,000               1,282,710
ELECTRONICS-MILITARY (0.79%)
 Engineered Support Systems                            49,400               1,826,812
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.65%)
                                                                         $
 URS /1/                                               40,000               1,498,000
ENGINES-INTERNAL COMBUSTION (0.63%)
 Cummins                                               17,000               1,452,480
ENTERPRISE SOFTWARE & SERVICE (0.86%)
 Hyperion Solutions /1/                                15,500                 729,430
 MicroStrategy /1/                                      8,100                 624,915
 Novell /1/                                           105,000                 638,400
                                                                            1,992,745
FIDUCIARY BANKS (0.16%)
 Investors Financial Services                          11,000                 378,620
FILTRATION & SEPARATION PRODUCTS (0.72%)
 CLARCOR                                               53,600               1,672,320
FINANCE-CONSUMER LOANS (0.33%)
 First Marblehead /1/                                  22,100                 767,975
FOOD-BAKING (0.54%)
 Flowers Foods                                         49,500               1,246,905
FOOD-MISCELLANEOUS/DIVERSIFIED (1.23%)
 Chiquita Brands International                         26,200                 790,716
 Lance                                                 53,000                 958,240
 Ralcorp Holdings                                      25,500               1,096,500
                                                                            2,845,456
FOOD-WHOLESALE & DISTRIBUTION (0.38%)
 Nash Finch                                            21,000                 865,830
FOOTWEAR & RELATED APPAREL (0.86%)
 Deckers Outdoor /1/                                   29,500                 826,000
 Wolverine World Wide                                  53,000               1,166,000
                                                                            1,992,000
GARDEN PRODUCTS (0.30%)
 Toro                                                  17,000                 684,080
GAS-DISTRIBUTION (3.54%)
 Atmos Energy                                          63,000               1,837,080
 Energen                                               37,200               1,305,720
 New Jersey Resources                                  27,000               1,276,020
 Northwest Natural                                     23,000                 887,570
 Piedmont Natural Gas                                  43,300               1,070,376
 UGI                                                   61,400               1,801,476
                                                                            8,178,242
HOME FURNISHINGS (0.59%)
 Bassett Furniture Industries                          29,700                 580,635
 Tempur-Pedic International /1/                        44,900                 772,729
                                                                            1,353,364
HOSPITAL BEDS & EQUIPMENT (0.33%)
 Invacare                                              18,000                 758,700
HUMAN RESOURCES (1.05%)
 Heidrick & Struggles International /1/                25,500                 764,490
 Labor Ready /1/                                       70,000               1,659,700
                                                                            2,424,190
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IDENTIFICATION SYSTEM-DEVELOPMENT (0.34%)
                                                                         $
 Checkpoint Systems /1/                                45,000                 777,600
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.26%)
 Sonic Solutions /1/                                   30,700                 589,440
INDUSTRIAL AUTOMATION & ROBOTS (0.26%)
 Cognex                                                18,300                 610,671
INDUSTRIAL GASES (0.32%)
 Airgas                                                25,000                 737,500
INSTRUMENTS-CONTROLS (1.05%)
 Thermo Electron /1/                                   42,400               1,266,064
 Watts Water Technologies                              31,800               1,160,700
                                                                            2,426,764
INTERNET APPLICATION SOFTWARE (0.53%)
 WebEx Communications /1/                              42,800               1,222,796
INTERNET TELEPHONY (0.32%)
 j2 Global Communications /1/                          18,200                 730,002
INVESTMENT COMPANIES (0.29%)
 Medallion Financial                                   69,000                 671,370
LASERS-SYSTEMS & COMPONENTS (0.53%)
 Cymer /1/                                             16,200                 562,140
 Rofin-Sinar Technologies /1/                          18,200                 653,016
                                                                            1,215,156
LEISURE & RECREATION PRODUCTS (0.20%)
 K2 /1/                                                35,000                 465,500
LIFE & HEALTH INSURANCE (1.40%)
 AmerUs Group                                          24,000               1,237,920
 Delphi Financial Group                                13,400                 650,034
 Phoenix                                               35,000                 441,000
 Presidential Life                                     49,000                 902,335
                                                                            3,231,289
LOTTERY SERVICES (0.24%)
 GTECH Holdings                                        18,200                 545,272
MACHINERY-CONSTRUCTION & MINING (0.47%)
 Terex /1/                                             22,400               1,084,608
MACHINERY-GENERAL INDUSTRY (0.73%)
 Kadant /1/                                            42,200                 964,270
 Wabtec                                                29,800                 728,014
                                                                            1,692,284
MACHINERY-PUMPS (0.42%)
 Graco                                                 25,400                 971,042
MEDICAL INSTRUMENTS (0.48%)
 Conmed /1/                                            17,900                 538,969
 dj Orthopedics /1/                                    23,500                 576,455
                                                                            1,115,424
MEDICAL PRODUCTS (1.40%)
 Cooper                                                20,000               1,374,000
 Haemonetics /1/                                       32,800               1,385,144
 PolyMedica                                            13,600                 477,632
                                                                            3,236,776
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (0.22%)
                                                                         $
 Integra LifeSciences Holdings /1/                     16,500                 501,600
MEDICAL-DRUGS (1.46%)
 Medicis Pharmaceutical                                36,200               1,227,904
 Pharmion /1/                                          58,200               1,434,048
 ViroPharma /1/                                        61,200                 709,308
                                                                            3,371,260
MEDICAL-HMO (0.68%)
 Sierra Health Services /1/                            23,200               1,564,608
MEDICAL-HOSPITALS (0.28%)
 Symbion /1/                                           27,000                 653,670
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.93%)
 Amedisys /1/                                          38,800               1,518,632
 Gentiva Health Services /1/                           31,955                 616,412
                                                                            2,135,044
METAL PROCESSORS & FABRICATION (1.54%)
 Commercial Metals                                     43,000               1,235,820
 Mueller Industries                                    25,000                 732,000
 Timken                                                59,600               1,577,612
                                                                            3,545,432
MISCELLANEOUS INVESTING (2.14%)
 Colonial Properties Trust                             23,300               1,104,886
 Health Care                                           18,800                 735,080
 IMPAC Mortgage Holdings                               42,000                 739,200
 Meristar Hospitality /1/                              84,000                 749,280
 New Century Financial                                 30,900               1,618,542
                                                                            4,946,988
MISCELLANEOUS MANUFACTURERS (0.41%)
 AptarGroup                                            19,000                 947,150
NETWORKING PRODUCTS (1.22%)
 Black Box                                             18,500                 810,300
 Polycom /1/                                           58,000                 961,060
 SafeNet /1/                                           30,500               1,042,795
                                                                            2,814,155
OFFICE SUPPLIES & FORMS (0.21%)
 John H. Harland                                       12,700                 490,601
OIL & GAS (0.31%)
 Spinnaker Exploration /1/                             18,500                 725,940
OIL & GAS DRILLING (0.41%)
 TODCO /1/                                             30,700                 942,797
OIL COMPANY-EXPLORATION & PRODUCTION (3.92%)
 Cimarex Energy /1/                                    36,000               1,509,840
 Petroleum Development /1/                             23,900                 894,816
 Plains Exploration & Production /1/                   23,400                 902,070
 Pogo Producing                                        20,100               1,106,103
 Remington Oil & Gas /1/                               50,000               1,970,500
 Southwestern Energy /1/                               24,600               1,355,706
 Unit /1/                                              27,300               1,296,750
                                                                            9,035,785
OIL FIELD MACHINERY & EQUIPMENT (0.79%)
 Dril-Quip /1/                                         54,900               1,823,778
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (0.73%)
                                                                         $
 Tesoro                                                35,000               1,687,700
OIL-FIELD SERVICES (1.87%)
 Cal Dive International /1/                            24,000               1,421,280
 Oceaneering International /1/                         35,500               1,522,950
 Tetra Technologies /1/                                34,500               1,375,515
                                                                            4,319,745
OPTICAL SUPPLIES (0.25%)
 Advanced Medical Optics /1/                           14,100                 586,137
PAPER & RELATED PRODUCTS (0.72%)
 Potlatch                                              12,000                 693,600
 Wausau Paper                                          77,500                 974,950
                                                                            1,668,550
PHYSICAL THERAPY & REHABILITATION CENTERS (0.21%)
 RehabCare Group /1/                                   20,800                 484,640
PHYSICIAN PRACTICE MANAGEMENT (0.62%)
 Pediatrix Medical Group /1/                           18,200               1,427,244
POULTRY (0.51%)
 Pilgrim's Pride                                       31,000               1,173,350
PROPERTY & CASUALTY INSURANCE (1.64%)
 EMC Insurance Group                                   53,400               1,002,318
 LandAmerica Financial Group                            9,300                 582,924
 Ohio Casualty                                         25,600                 654,080
 Philadelphia Consolidated Holding /1/                  8,300                 689,066
 Selective Insurance Group                             17,200                 856,388
                                                                            3,784,776
PUBLISHING-BOOKS (0.29%)
 Thomas Nelson                                         29,300                 669,212
PUBLISHING-PERIODICALS (0.32%)
 Readers Digest Association                            46,000                 747,040
RECREATIONAL VEHICLES (0.48%)
 Polaris Industries                                    20,000               1,106,000
RECYCLING (0.26%)
 Metal Management                                      25,600                 603,904
REINSURANCE (0.47%)
 Platinum Underwriters Holdings                        31,000               1,074,770
RESEARCH & DEVELOPMENT (0.28%)
 SFBC International /1/                                16,000                 643,840
RESORTS & THEME PARKS (0.28%)
 Bluegreen /1/                                         36,700                 651,792
RESPIRATORY PRODUCTS (0.29%)
 Respironics /1/                                       17,400                 659,460
RETAIL-APPAREL & SHOE (2.74%)
 Aeropostale /1/                                       23,400                 698,490
 Cato                                                  60,000               1,269,600
 Claire's Stores                                       33,500                 851,235
 Finish Line                                           27,400                 495,666
 Goody's Family Clothing                               50,000                 387,000
 Men's Wearhouse /1/                                   27,000                 970,920
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                         $
 Pacific Sunwear of California /1/                     23,000                 560,970
 Too /1/                                               42,200               1,088,338
                                                                            6,322,219
RETAIL-AUTOMOBILE (0.48%)
 Sonic Automotive                                      48,000               1,118,400
RETAIL-CATALOG SHOPPING (0.43%)
 MSC Industrial Direct                                 25,800                 998,202
RETAIL-CONVENIENCE STORE (0.35%)
 Casey's General Stores                                37,000                 805,120
RETAIL-HOME FURNISHINGS (0.17%)
 Haverty Furniture                                     29,000                 387,730
RETAIL-JEWELRY (0.36%)
 Zale /1/                                              24,500                 833,000
RETAIL-PAWN SHOPS (0.25%)
 Cash America International                            27,700                 576,714
RETAIL-RESTAURANTS (2.71%)
 CBRL Group                                            15,700                 614,969
 Jack in the Box /1/                                   35,600               1,354,580
 Landry's Seafood Restaurants                          30,000                 934,500
 Lone Star Steakhouse & Saloon                         26,000                 781,560
 RARE Hospitality International /1/                    17,700                 551,532
 Ruby Tuesday                                          39,400                 985,788
 Sonic /1/                                             33,800               1,024,478
                                                                            6,247,407
RETAIL-SPORTING GOODS (0.56%)
 Hibbett Sporting Goods /1/                            32,500               1,300,975
RETIREMENT & AGED CARE (0.39%)
 Sunrise Senior Living /1/                             16,900                 895,700
SAVINGS & LOANS-THRIFTS (3.40%)
 BankAtlantic Bancorp                                  87,100               1,562,574
 BankUnited Financial                                  50,700               1,338,480
 Downey Financial                                      21,000               1,626,240
 FirstFed Financial /1/                                23,000               1,437,040
 KNBT Bancorp.                                         33,000                 533,280
 Provident Financial Services                          47,500                 838,850
 Sterling Financial /1/                                13,300                 519,099
                                                                            7,855,563
SCHOOLS (0.45%)
 Career Education /1/                                  26,800               1,039,572
SEMICONDUCTOR EQUIPMENT (0.83%)
 Axcelis Technologies /1/                             135,000                 932,850
 Photronics /1/                                        36,300                 974,292
                                                                            1,907,142
STEEL PRODUCERS (0.73%)
 Carpenter Technology                                  14,900                 933,336
 Reliance Steel & Aluminum                             16,100                 752,192
                                                                            1,685,528
TELECOMMUNICATION SERVICES (0.41%)
 Premiere Global Services /1/                          93,000                 950,460
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (0.35%)
                                                                         $
 MGI Pharma /1/                                        29,800                 813,540
TOYS (0.39%)
 Marvel Enterprises /1/                                46,000                 891,940
TRANSPORT-SERVICES (0.18%)
 Pacer International /1/                               16,109                 408,202
TRANSPORT-TRUCK (1.72%)
 Arkansas Best                                         27,100                 929,530
 CNF                                                   13,500                 696,465
 Heartland Express                                     52,300               1,088,363
 J.B. Hunt Transport Services                          29,000                 569,270
 Knight Transportation                                 28,800                 681,120
                                                                            3,964,748
VETERINARY PRODUCTS (0.37%)
 PetMed Express /1/                                    88,000                 846,560
WIRE & CABLE PRODUCTS (0.33%)
 Belden CDT                                            33,800                 750,360
WIRELESS EQUIPMENT (0.41%)
 Audiovox /1/                                          52,900                 952,994
                                         TOTAL COMMON STOCKS              228,970,358
                                                                         ------------

                        TOTAL PORTFOLIO INVESTMENTS (99.23%)              228,970,358
CASH AND RECEIVABLES, NET OF LIABILITIES (0.77%)                            1,765,396
                                  TOTAL NET ASSETS (100.00%)             $230,735,754
                                                                         --------------

/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 34,090,244
Unrealized Depreciation                        (5,916,404)
                                             ------------
Net Unrealized Appreciation (Depreciation)     28,173,840
Cost for federal income tax purposes         $200,796,518

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND I

                           JULY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (98.92%)
ADVANCED MATERIALS & PRODUCTS (1.36%)
                                                                         $
 Hexcel /1/                                            94,200               1,627,776
APPAREL MANUFACTURERS (1.33%)
 Carter's /1/                                          26,000               1,582,100
APPLICATIONS SOFTWARE (1.63%)
 Quest Software /1/                                   136,700               1,947,975
ATHLETIC EQUIPMENT (0.89%)
 Nautilus                                              38,000               1,058,680
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.00%)
 Oshkosh Truck                                         14,100               1,195,680
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.49%)
 Commercial Vehicle Group /1/                          25,000                 589,250
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.04%)
 Simpson Manufacturing                                 32,400               1,241,568
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.86%)
 Dycom Industries /1/                                  42,200               1,029,680
CHEMICALS-DIVERSIFIED (0.75%)
 Georgia Gulf                                          28,100                 891,613
COMMERCIAL BANKS (0.60%)
 Community Bancorp /1/                                 21,600                 713,016
COMMERCIAL SERVICE-FINANCE (2.61%)
 Euronet Worldwide /1/                                 60,400               1,776,666
 Morningstar /1/                                       49,400               1,341,205
                                                                            3,117,871
COMMERCIAL SERVICES (0.87%)
 Alliance Data Systems /1/                             24,300               1,034,451
COMMUNICATIONS SOFTWARE (0.19%)
 InPhonic /1/                                          14,000                 224,000
COMPUTER SERVICES (2.72%)
 Anteon International /1/                              34,500               1,619,775
 Kanbay International /1/                              59,477               1,318,010
 Ness Technologies /1/                                 30,900                 309,000
                                                                            3,246,785
COMPUTERS-INTEGRATED SYSTEMS (2.06%)
 Lipman Electronic Engineering                         18,200                 589,680
 Micros Systems /1/                                    43,600               1,872,620
                                                                            2,462,300
CONSULTING SERVICES (2.02%)
 CRA International /1/                                 23,100               1,228,920
 Huron Consulting Group /1/                            42,500               1,181,500
                                                                            2,410,420
DECISION SUPPORT SOFTWARE (1.33%)
 Wind River Systems /1/                                92,900               1,587,661
DIAGNOSTIC EQUIPMENT (0.75%)
 Immucor /1/                                           32,600                 895,522
DIAGNOSTIC KITS (0.93%)
 OraSure Technologies /1/                             102,600               1,106,028
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (0.65%)
                                                                         $
 ScanSource /1/                                        16,270                 776,567
DIVERSIFIED MANUFACTURING OPERATIONS (0.94%)
 Actuant /1/                                           24,000               1,116,720
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.41%)
 Chemed                                                11,400                 490,200
E-COMMERCE-PRODUCTS (0.69%)
 NutriSystem /1/                                       35,200                 819,104
E-MARKETING-INFORMATION (1.63%)
 Digitas /1/                                          172,200               1,942,416
E-SERVICES-CONSULTING (1.10%)
 RightNow Technologies /1/                             27,000                 304,020
 Sapient /1/                                          129,200               1,005,176
                                                                            1,309,196
ELECTRIC-TRANSMISSION (0.13%)
 ITC Holdings /1/                                       5,500                 154,000
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.96%)
 Microsemi /1/                                         90,300               1,927,905
 ON Semiconductor /1/                                 113,500                 652,625
 Semtech /1/                                           39,200                 719,712
 SiRF Technology Holdings /1/                          10,700                 233,795
                                                                            3,534,037
ELECTRONIC CONNECTORS (0.91%)
 Amphenol                                              24,450               1,089,003
ELECTRONICS-MILITARY (0.97%)
 Engineered Support Systems                            31,450               1,163,021
ENTERPRISE SOFTWARE & SERVICE (1.90%)
 Informatica /1/                                      214,500               2,267,265
ENTERTAINMENT SOFTWARE (1.88%)
 Activision /1/                                        73,632               1,497,675
 THQ /1/                                               21,200                 741,576
                                                                            2,239,251
FINANCE-INVESTMENT BANKER & BROKER (1.84%)
 Greenhill                                             36,300               1,392,468
 optionsXpress Holdings                                49,500                 802,890
                                                                            2,195,358
FINANCIAL GUARANTEE INSURANCE (0.73%)
 Primus Guaranty /1/                                   64,000                 869,760
HAZARDOUS WASTE DISPOSAL (1.22%)
 Stericycle /1/                                        25,100               1,458,812
HOME FURNISHINGS (0.51%)
 Tempur-Pedic International /1/                        35,600                 612,676
HUMAN RESOURCES (1.96%)
 Resources Connection /1/                              77,900               2,337,000
INTERNET CONTENT-ENTERTAINMENT (1.04%)
 Audible /1/                                           68,700               1,235,913
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET INFRASTRUCTURE EQUIPMENT (0.84%)
                                                                         $
 Avocent /1/                                           28,700               1,000,482
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.97%)
 Affiliated Managers Group /1/                         16,300               1,162,190
MACHINERY-GENERAL INDUSTRY (1.27%)
 Idex                                                  34,650               1,513,512
MEDICAL IMAGING SYSTEMS (0.43%)
 IRIS International /1/                                31,900                 510,719
MEDICAL INSTRUMENTS (3.48%)
 Abaxis /1/                                            49,400                 616,512
 Animas /1/                                            56,700               1,186,731
 ArthroCare /1/                                        41,600               1,521,312
 Ventana Medical Systems /1/                           19,400                 833,424
                                                                            4,157,979
MEDICAL LABORATORY & TESTING SERVICE (1.06%)
 LabOne /1/                                            33,530               1,261,734
MEDICAL PRODUCTS (0.47%)
 VNUS Medical Technologies /1/                         45,600                 567,264
MEDICAL-BIOMEDICAL/GENE (3.11%)
 Orchid Cellmark /1/                                   35,700                 305,592
 Protein Design Labs /1/                               73,100               1,665,949
 Serologicals /1/                                      48,210               1,108,830
 Telik /1/                                             37,500                 637,500
                                                                            3,717,871
MEDICAL-DRUGS (0.53%)
 Angiotech Pharmaceuticals /1/                         24,600                 331,608
 Rigel Pharmaceuticals /1/                             14,100                 305,195
                                                                              636,803
MEDICAL-HMO (1.07%)
 WellCare Health Plans /1/                             33,285               1,275,481
MEDICAL-HOSPITALS (0.93%)
 United Surgical Partners International /1/            31,000               1,116,310
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.62%)
 Amedisys /1/                                          49,300               1,929,602
MULTIMEDIA (1.15%)
 Entravision Communications /1/                       159,900               1,367,145
OIL & GAS (0.96%)
 Spinnaker Exploration /1/                             29,100               1,141,884
OIL & GAS DRILLING (1.21%)
 Helmerich & Payne                                     25,300               1,445,136
OIL COMPANY-EXPLORATION & PRODUCTION (3.21%)
 Bill Barrett /1/                                      32,600               1,042,874
 Cimarex Energy /1/                                    13,600                 570,384
 Range Resources                                       46,000               1,404,840
 Whiting Petroleum /1/                                 20,500                 818,975
                                                                            3,837,073
OIL FIELD MACHINERY & EQUIPMENT (2.85%)
 Dril-Quip /1/                                         20,000                 664,400
 FMC Technologies /1/                                  39,100               1,417,375
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (CONTINUED)
                                                                         $
 Hydril /1/                                            20,500               1,315,280
                                                                            3,397,055
OIL-FIELD SERVICES (2.55%)
 Core Laboratories /1/                                 46,220               1,488,284
 W-H Energy Services /1/                               49,700               1,560,580
                                                                            3,048,864
REAL ESTATE MANAGEMENT & SERVICES (0.70%)
 ZipRealty /1/                                         60,780                 836,941
RECREATIONAL CENTERS (1.12%)
 Life Time Fitness /1/                                 39,700               1,333,920
RESEARCH & DEVELOPMENT (1.31%)
 SFBC International /1/                                38,800               1,561,312
RESORTS & THEME PARKS (0.78%)
 Sunterra /1/                                          66,500                 936,320
RETAIL-APPAREL & SHOE (0.17%)
 Too /1/                                                7,700                 198,583
RETAIL-CATALOG SHOPPING (1.28%)
 MSC Industrial Direct                                 39,400               1,524,386
RETAIL-COMPUTER EQUIPMENT (1.50%)
 Insight Enterprises /1/                               87,500               1,785,000
RETAIL-LEISURE PRODUCTS (1.10%)
 MarineMax /1/                                         39,400               1,310,444
RETAIL-SPORTING GOODS (1.44%)
 Dick's Sporting Goods /1/                             43,420               1,724,642
SCHOOLS (2.46%)
 Laureate Education /1/                                36,360               1,647,108
 Strayer Education                                     13,100               1,289,433
                                                                            2,936,541
SCHOOLS-DAY CARE (1.30%)
 Bright Horizons Family Solutions /1/                  33,900               1,551,942
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.63%)
 Exar /1/                                              47,400                 754,845
 Integrated Device Technology /1/                     103,200               1,192,992
                                                                            1,947,837
SEMICONDUCTOR EQUIPMENT (2.76%)
 ATMI /1/                                              59,400               1,890,702
 Entegris /1/                                          42,500                 500,225
 FormFactor /1/                                        34,800                 909,672
                                                                            3,300,599
STEEL-SPECIALTY (1.28%)
 Allegheny Technologies                                52,460               1,525,012
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.92%)
 Essex /1/                                             52,500               1,099,875
THERAPEUTICS (1.92%)
 Abgenix /1/                                           18,200                 188,734
 CV Therapeutics /1/                                    7,700                 216,909
 MGI Pharma /1/                                        31,800                 868,140
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                         $
 NeoPharm /1/                                          87,600               1,024,044
                                                                            2,297,827
TRANSACTIONAL SOFTWARE (0.72%)
 Bottomline Technologies /1/                           54,300                 854,682
TRANSPORT-MARINE (1.07%)
 Kirby /1/                                             26,600               1,280,790
TRANSPORT-SERVICES (1.29%)
 UTI Worldwide                                         21,600               1,541,376
TRANSPORT-TRUCK (0.57%)
 Werner Enterprises                                    35,950                 681,972
WEB HOSTING & DESIGN (0.99%)
 Macromedia /1/                                        29,300               1,176,395
                                         TOTAL COMMON STOCKS              118,066,175
                                                                         ------------

                        TOTAL PORTFOLIO INVESTMENTS (98.92%)              118,066,175
CASH AND RECEIVABLES, NET OF LIABILITIES (1.08%)                            1,292,550
                                  TOTAL NET ASSETS (100.00%)             $119,358,725
                                                                         --------------

/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $23,752,632
Unrealized Depreciation                       (3,139,956)
                                             -----------
Net Unrealized Appreciation (Depreciation)    20,612,676
Cost for federal income tax purposes         $97,453,499

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND II

                           JULY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (95.75%)
AEROSPACE & DEFENSE EQUIPMENT (0.14%)
                                                                         $
 BE Aerospace /1/                                      36,100                 632,833
APPAREL MANUFACTURERS (1.19%)
 Maidenform Brands /1/                                 30,500                 556,625
 Phillips-Van Heusen                                  146,300               4,959,570
                                                                            5,516,195
APPLICATIONS SOFTWARE (2.45%)
 MRO Software /1/                                      59,010                 969,534
 Progress Software /1/                                206,700               6,426,303
 Verint Systems /1/                                   100,100               3,901,898
                                                                           11,297,735
ATHLETIC EQUIPMENT (0.83%)
 Nautilus                                             137,900               3,841,894
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.57%)
 American Axle & Manufacturing Holdings                95,900               2,642,045
BEVERAGES-NON-ALCOHOLIC (1.01%)
 Cott /1/                                             111,400               2,584,480
 Hansen Natural /1/                                    22,777               2,104,595
                                                                            4,689,075
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.76%)
 Dycom Industries /1/                                 144,800               3,533,120
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.11%)
 Eagle Materials                                        5,000                 513,500
BUILDING PRODUCTS-LIGHT FIXTURES (0.69%)
 Genlyte Group /1/                                     62,000               3,185,560
BUILDING-RESIDENTIAL & COMMERCIAL (1.99%)
 Hovnanian Enterprises /1/                             68,200               4,820,376
 Technical Olympic USA                                155,800               4,396,676
                                                                            9,217,052
CIRCUIT BOARDS (0.06%)
 TTM Technologies /1/                                  41,200                 292,108
COMMERCIAL BANKS (2.46%)
 Heartland Financial USA                                8,700                 178,350
 MB Financial                                          31,600               1,314,560
 Mercantile Bank                                       20,420                 927,086
 Prosperity Bancshares                                 45,400               1,398,320
 Sun Bancorp. /1/                                       6,877                 147,168
 Texas Capital Bancshares /1/                          51,469               1,215,698
 UCBH Holdings                                        316,040               5,774,051
 Wilshire Bancorp.                                      1,701                  26,756
 Yardville National Bancorp.                           10,200                 369,342
                                                                           11,351,331
COMMERCIAL SERVICES (0.15%)
 Collectors Universe /1/                               42,925                 685,512
COMMUNICATIONS SOFTWARE (0.12%)
 Avid Technology /1/                                   13,100                 539,065
COMPUTER AIDED DESIGN (0.20%)
 ANSYS /1/                                             25,505                 927,362
COMPUTER SERVICES (3.77%)
 CACI International /1/                               100,390               6,604,658
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                         $
 Cognizant Technology Solutions /1/                   149,860               7,355,129
 FactSet Research Systems                              70,460               2,584,473
 Kanbay International /1/                              39,000                 864,240
                                                                           17,408,500
COMPUTERS-INTEGRATED SYSTEMS (1.33%)
 Micros Systems /1/                                    98,000               4,209,100
 RadiSys /1/                                          110,800               1,921,272
                                                                            6,130,372
COMPUTERS-MEMORY DEVICES (0.24%)
 Dot Hill Systems /1/                                 189,400               1,128,824
COMPUTERS-PERIPHERAL EQUIPMENT (0.24%)
 Mobility Electronics /1/                              95,600               1,108,960
CONSULTING SERVICES (1.45%)
 CRA International /1/                                 83,300               4,431,560
 DiamondCluster International /1/                     148,702               1,412,669
 Navigant Consulting /1/                               42,800                 856,000
                                                                            6,700,229
CONSUMER PRODUCTS-MISCELLANEOUS (0.93%)
 Central Garden & Pet /1/                              85,600               4,294,552
DATA PROCESSING & MANAGEMENT (0.54%)
 Fair, Isaac                                           65,925               2,480,758
DIAGNOSTIC EQUIPMENT (1.24%)
 Gen-Probe /1/                                         50,300               2,217,727
 Immucor /1/                                           95,000               2,609,650
 NEUROMetrix /1/                                       37,600                 890,744
                                                                            5,718,121
DIAGNOSTIC KITS (0.07%)
 OraSure Technologies /1/                              30,700                 330,946
DISTRIBUTION-WHOLESALE (1.05%)
 Aviall /1/                                            17,700                 599,145
 Beacon Roofing Supply /1/                             52,500               1,363,425
 WESCO International /1/                               85,100               2,898,506
                                                                            4,861,076
DIVERSIFIED MANUFACTURING OPERATIONS (2.05%)
 ESCO Technologies /1/                                 79,000               8,659,980
 Jacuzzi Brands /1/                                    76,400                 828,940
                                                                            9,488,920
DRUG DELIVERY SYSTEMS (0.36%)
 Noven Pharmaceuticals /1/                             23,000                 388,930
 Penwest Pharmaceuticals /1/                          113,300               1,270,093
                                                                            1,659,023
E-COMMERCE-PRODUCTS (0.40%)
 1-800-flowers.com /1/                                 30,100                 224,546
 NutriSystem /1/                                       69,500               1,617,265
                                                                            1,841,811
E-MARKETING-INFORMATION (0.13%)
 24/7 Real Media /1/                                  141,526                 602,901
E-SERVICES-CONSULTING (0.03%)
 GSI Commerce /1/                                       7,400                 138,454
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
EDUCATIONAL SOFTWARE (0.36%)
                                                                         $
 Blackboard /1/                                        68,000               1,675,180
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.28%)
 Benchmark Electronics /1/                            185,050               5,921,600
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.21%)
 Cree /1/                                              41,500               1,230,475
 Fairchild Semiconductor International /1/             26,300                 443,418
 Microsemi /1/                                        247,200               5,277,720
 Silicon Image /1/                                    274,400               3,243,408
                                                                           10,195,021
ELECTRONIC DESIGN AUTOMATION (0.15%)
 Ansoft /1/                                            27,071                 689,228
ELECTRONIC MEASUREMENT INSTRUMENTS (0.02%)
 Keithley Instruments                                   7,000                  98,700
ELECTRONIC SECURITY DEVICES (0.21%)
 American Science & Engineering /1/                    25,101                 966,137
ELECTRONICS-MILITARY (0.93%)
 Engineered Support Systems                           116,545               4,309,834
ENERGY-ALTERNATE SOURCES (0.12%)
 KFx /1/                                               33,200                 573,364
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.35%)
 EMCOR Group /1/                                       31,500               1,622,250
ENTERPRISE SOFTWARE & SERVICE (0.37%)
 Opnet Technologies /1/                                80,400                 631,140
 Ultimate Software Group /1/                           59,400               1,087,020
                                                                            1,718,160
ENTERTAINMENT SOFTWARE (0.68%)
 THQ /1/                                               89,680               3,137,006
FIDUCIARY BANKS (0.92%)
 Investors Financial Services                         123,800               4,261,196
FOOD-WHOLESALE & DISTRIBUTION (0.47%)
 Performance Food Group /1/                            71,800               2,156,154
HOME FURNISHINGS (0.38%)
 Tempur-Pedic International /1/                       103,200               1,776,072
HOTELS & MOTELS (0.70%)
 La Quinta /1/                                        217,200               1,954,800
 Orient-Express Hotels                                 40,100               1,284,403
                                                                            3,239,203
HUMAN RESOURCES (1.58%)
 Gevity HR                                             40,300                 888,615
 Korn/Ferry International /1/                          70,100               1,394,990
 Labor Ready /1/                                      212,300               5,033,633
                                                                            7,317,238
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.11%)
 Dolby Laboratories /1/                                26,400                 502,392
INDUSTRIAL AUTOMATION & ROBOTS (0.93%)
 Cognex                                               128,300               4,281,371
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL GASES (0.71%)
                                                                         $
 Airgas                                               111,500               3,289,250
INSTRUMENTS-CONTROLS (0.10%)
 Photon Dynamics /1/                                   24,400                 462,014
INTERNET CONNECTIVE SERVICES (0.31%)
 Redback Networks /1/                                 169,876               1,408,272
INTERNET CONTENT-INFORMATION & NEWS (0.32%)
 iVillage /1/                                         268,270               1,475,485
INTERNET INFRASTRUCTURE EQUIPMENT (0.31%)
 Avocent /1/                                           41,300               1,439,718
INTERNET INFRASTRUCTURE SOFTWARE (0.18%)
 Opsware /1/                                          144,900                 811,440
INTERNET SECURITY (0.95%)
 RSA Security /1/                                     154,300               1,998,185
 Secure Computing /1/                                 193,900               2,396,604
                                                                            4,394,789
INTERNET TELEPHONY (0.08%)
 j2 Global Communications /1/                           9,000                 360,990
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.10%)
 Calamos Asset Management                              16,001                 461,469
LASERS-SYSTEMS & COMPONENTS (0.25%)
 Ii-Vi /1/                                             60,768               1,167,353
MACHINERY TOOLS & RELATED PRODUCTS (0.20%)
 Kennametal                                            19,800                 941,094
MACHINERY-CONSTRUCTION & MINING (0.63%)
 JLG Industries                                        92,375               2,895,033
MACHINERY-GENERAL INDUSTRY (1.10%)
 Middleby                                              39,500               2,759,470
 Wabtec                                                95,500               2,333,065
                                                                            5,092,535
MEDICAL INSTRUMENTS (1.55%)
 Advanced Neuromodulation Systems /1/                  71,650               3,585,366
 ArthroCare /1/                                        98,000               3,583,860
                                                                            7,169,226
MEDICAL LABORATORY & TESTING SERVICE (0.28%)
 LabOne /1/                                            34,050               1,281,302
MEDICAL PRODUCTS (2.41%)
 INAMED /1/                                            87,700               6,351,234
 ThermoGenesis /1/                                    108,810                 624,569
 Viasys Healthcare /1/                                167,900               4,170,636
                                                                           11,146,439
MEDICAL-BIOMEDICAL/GENE (2.66%)
 Affymetrix /1/                                        39,300               1,834,917
 Charles River Laboratories International
  /1/                                                  33,032               1,608,658
 Encysive Pharmaceuticals /1/                          41,500                 527,465
 Illumina /1/                                          72,888                 816,346
 Incyte /1/                                           181,500               1,446,555
 Keryx Biopharmaceuticals /1/                           7,300                 122,421
 LifeCell /1/                                          28,900                 641,291
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                         $
 Protein Design Labs /1/                               90,100               2,053,379
 Telik /1/                                            170,237               2,894,029
 Vasogen /1/                                           65,500                 358,940
                                                                           12,304,001
MEDICAL-DRUGS (1.60%)
 Adams Respiratory Therapeutics /1/                    13,400                 395,300
 Cubist
  Pharmaceuticals /1/                                  49,200                 840,828
 First Horizon Pharmaceutical /1/                     162,600               3,460,128
 Prestige Brands Holdings /1/                          80,200                 902,250
 Salix Pharmaceuticals /1/                             62,400               1,204,320
 Vaxgen /1/                                            50,500                 575,700
                                                                            7,378,526
MEDICAL-GENERIC DRUGS (0.26%)
 Taro Pharmaceuticals Industries /1/                   51,900               1,219,131
MEDICAL-HMO (0.12%)
 Centene /1/                                           18,400                 539,120
MEDICAL-HOSPITALS (1.70%)
 Horizon Health /1/                                    36,756                 956,391
 LifePoint Hospitals /1/                               20,700                 967,932
 Symbion /1/                                           54,224               1,312,763
 United Surgical Partners International /1/           128,550               4,629,086
                                                                            7,866,172
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.22%)
 NovaMed /1/                                          137,952               1,013,947
MISCELLANEOUS INVESTING (2.97%)
 American Financial Realty Trust                       37,800                 544,320
 BioMed Realty Trust                                   82,200               2,090,346
 Entertainment Properties Trust                        40,100               1,826,555
 Mills                                                 67,000               4,359,020
 Ventas                                               151,600               4,895,164
                                                                           13,715,405
MISCELLANEOUS MANUFACTURERS (0.28%)
 Applied Films /1/                                     49,021               1,287,782
MOTION PICTURES & SERVICES (0.33%)
 Lions Gate Entertainment /1/                         150,050               1,538,013
NETWORKING PRODUCTS (1.21%)
 Atheros Communications /1/                            51,100                 550,347
 Foundry Networks /1/                                 150,500               1,781,920
 Ixia /1/                                             119,700               2,362,878
 NETGEAR /1/                                           43,599                 902,935
                                                                            5,598,080
OFFICE AUTOMATION & EQUIPMENT (0.46%)
 Global Imaging Systems /1/                            61,827               2,142,924
OIL & GAS DRILLING (1.46%)
 Grey Wolf /1/                                        180,000               1,380,600
 Patterson-UTI Energy                                 134,000               4,399,220
 Pioneer Drilling /1/                                  65,100                 981,708
                                                                            6,761,528
OIL COMPANY-EXPLORATION & PRODUCTION (2.68%)
 Carrizo Oil & Gas /1/                                 34,300                 689,430
 KCS Energy /1/                                       214,900               4,220,636
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                         $
 Quicksilver Resources /1/                            176,950               7,495,602
                                                                           12,405,668
OIL-FIELD SERVICES (2.07%)
 Cal Dive International /1/                            25,150               1,489,383
 Hornbeck Offshore Services /1/                        22,500                 672,750
 Superior Energy Services /1/                          72,100               1,538,614
 Tetra Technologies /1/                               146,550               5,842,948
                                                                            9,543,695
PATIENT MONITORING EQUIPMENT (0.60%)
 Aspect Medical Systems /1/                            84,300               2,781,900
PHYSICAL THERAPY & REHABILITATION CENTERS (1.52%)
 Psychiatric Solutions /1/                            145,850               7,027,053
PHYSICIAN PRACTICE MANAGEMENT (1.70%)
 Pediatrix Medical Group /1/                          100,380               7,871,800
PROPERTY & CASUALTY INSURANCE (0.85%)
 Philadelphia Consolidated Holding /1/                 18,045               1,498,096
 Selective Insurance Group                             34,700               1,727,713
 United America Indemnity /1/                          38,066                 697,750
                                                                            3,923,559
PUBLICLY TRADED INVESTMENT FUND (0.66%)
 iShares Russell 2000 Index Fund                       45,300               3,069,981
RACETRACKS (0.39%)
 Speedway Motorsports                                  45,100               1,780,999
RENTAL-AUTO & EQUIPMENT (0.48%)
 Aaron Rents                                           89,500               2,196,330
RESPIRATORY PRODUCTS (0.87%)
 ResMed /1/                                            59,935               4,015,645
RETAIL-APPAREL & SHOE (2.06%)
 Aeropostale /1/                                      137,950               4,117,807
 Chico's FAS /1/                                      107,000               4,291,770
 DSW /1/                                               41,200               1,091,800
                                                                            9,501,377
RETAIL-COMPUTER EQUIPMENT (0.90%)
 Electronics Boutique Holdings /1/                     64,437               4,166,496
RETAIL-LEISURE PRODUCTS (0.08%)
 MarineMax /1/                                         10,900                 362,534
RETAIL-MAIL ORDER (0.13%)
 Celebrate Express /1/                                 28,223                 393,711
 Collegiate Pacific                                    18,300                 216,306
                                                                              610,017
RETAIL-MUSIC STORE (1.33%)
 Guitar Center /1/                                     95,231               6,151,446
RETAIL-PET FOOD & SUPPLIES (0.73%)
 PETCO Animal Supplies /1/                            121,700               3,391,779
RETAIL-RESTAURANTS (2.49%)
 California Pizza Kitchen /1/                         124,700               3,815,820
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                         $
 Checkers Drive-In Restaurant /1/                      48,700                 684,235
 CKE Restaurants /1/                                  255,300               3,308,688
 Panera Bread /1/                                      30,350               1,767,888
 Red Robin Gourmet Burgers /1/                         12,120                 727,685
 Sonic /1/                                             38,908               1,179,301
                                                                           11,483,617
RETAIL-SPORTING GOODS (0.64%)
 Hibbett Sporting Goods /1/                            74,135               2,967,624
SAVINGS & LOANS-THRIFTS (1.17%)
 BankUnited Financial                                  81,500               2,151,600
 Commercial Capital Bancorp.                           91,350               1,812,384
 Harbor Florida Bancshares                             38,100               1,462,278
                                                                            5,426,262
SCHOOLS (0.09%)
 Education Management /1/                              11,600                 403,100
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.40%)
 Exar /1/                                             130,250               2,074,231
 Hittite Microwave /1/                                  4,200                  81,396
 Micrel /1/                                            53,300                 644,397
 Power Integrations /1/                               101,700               2,349,270
 Standard Microsystems /1/                             52,700               1,341,742
                                                                            6,491,036
SEMICONDUCTOR EQUIPMENT (2.30%)
 ATMI /1/                                               7,000                 222,810
 August Technology /1/                                 94,300               1,205,154
 Brooks Automation /1/                                 24,502                 406,733
 Credence Systems /1/                                 134,800               1,467,972
 Photronics /1/                                       121,700               3,266,428
 Rudolph Technologies /1/                              81,700               1,245,108
 Semitool /1/                                         122,849               1,110,555
 Varian Semiconductor Equipment Associates
  /1/                                                  40,800               1,694,016
                                                                           10,618,776
STEEL PRODUCERS (0.54%)
 Steel Dynamics                                        77,700               2,498,832
STEEL-SPECIALTY (0.36%)
 Allegheny Technologies                                56,500               1,642,455
TELECOMMUNICATION EQUIPMENT (0.42%)
 Arris Group /1/                                      129,000               1,424,160
 NICE Systems /1/                                       6,300                 265,041
 Tut Systems /1/                                       68,450                 239,575
                                                                            1,928,776
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.14%)
 C-COR.net /1/                                         77,600                 646,408
TELECOMMUNICATION SERVICES (0.40%)
 NeuStar /1/                                           65,300               1,828,400
TEXTILE-PRODUCTS (0.15%)
 Dixie Group /1/                                       38,100                 689,991
THERAPEUTICS (1.78%)
 Amylin Pharmaceuticals /1/                            52,600                 981,516
 Bioenvision /1/                                      111,499                 834,013
 CV Therapeutics /1/                                   31,600                 890,172
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                         $
 Isis Pharmaceuticals /1/                             144,900                 669,438
 Medicines /1/                                        111,400               2,431,862
 Neurocrine Biosciences /1/                            42,961               2,130,006
 Renovis /1/                                           18,200                 278,096
                                                                            8,215,103
TOYS (0.03%)
 Marvel Enterprises /1/                                 6,600                 127,974
TRANSPORT-AIR FREIGHT (0.57%)
 EGL /1/                                              130,400               2,624,952
TRANSPORT-SERVICES (1.60%)
 HUB Group /1/                                        132,400               4,101,752
 Universal Truckload Services /1/                       4,600                  83,950
 UTI Worldwide                                         44,900               3,204,064
                                                                            7,389,766
TRANSPORT-TRUCK (1.98%)
 Celadon Group /1/                                     22,401                 446,452
 Forward Air                                           75,050               2,615,493
 Landstar System /1/                                  138,100               4,601,492
 Old Dominion Freight Line /1/                         45,169               1,495,997
                                                                            9,159,434
VETERINARY DIAGNOSTICS (1.36%)
 VCA Antech /1/                                       263,800               6,262,612
WIRELESS EQUIPMENT (0.20%)
 Viasat /1/                                            41,900                 936,046
                                         TOTAL COMMON STOCKS              442,500,421
                                                                         ------------

                        TOTAL PORTFOLIO INVESTMENTS (95.75%)              442,500,421
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (4.25%)                                                                   19,647,071
                                  TOTAL NET ASSETS (100.00%)             $462,147,492
                                                                         --------------

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND II

                           JULY 31, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 96,163,967
Unrealized Depreciation                       (15,841,815)
                                             ------------
Net Unrealized Appreciation (Depreciation)     80,322,152
Cost for federal income tax purposes         $362,178,269

                            SCHEDULE OF INVESTMENTS
                       PARTNERS SMALLCAP GROWTH FUND III

                           JULY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (96.52%)
ADVANCED MATERIALS & PRODUCTS (0.22%)
                                                                       $
 Hexcel /1/                                          16,100                 278,208
AEROSPACE & DEFENSE EQUIPMENT (0.30%)
 Alliant Techsystems /1/                              5,300                 386,900
APPAREL MANUFACTURERS (1.41%)
 Columbia Sportswear /1/                              4,600                 233,864
 Polo Ralph Lauren                                   26,600               1,309,784
 Quiksilver /1/                                      16,100                 270,319
                                                                          1,813,967
APPLICATIONS SOFTWARE (1.98%)
 Red Hat /1/                                        166,900               2,543,556
BROADCASTING SERVICES & PROGRAMMING (0.21%)
 CKX /1/                                             19,900                 276,511
BUILDING-HEAVY CONSTRUCTION (0.32%)
 Granite Construction                                12,200                 417,484
BUILDING-RESIDENTIAL & COMMERCIAL (2.23%)
 Ryland Group                                        14,400               1,163,520
 Technical Olympic USA                               60,575               1,709,426
                                                                          2,872,946
COMMERCIAL BANKS (3.03%)
 East-West Bancorp                                   27,500                 948,750
 SVB Financial Group /1/                             41,800               2,146,012
 Wintrust Financial                                  15,100                 809,813
                                                                          3,904,575
COMMERCIAL SERVICES (0.31%)
 Corporate Executive Board                            5,000                 403,400
COMMUNICATIONS SOFTWARE (0.12%)
 Avid Technology /1/                                  3,900                 160,485
COMPUTER SERVICES (1.07%)
 Anteon International /1/                             8,500                 399,075
 Manhattan Associates /1/                            47,000                 972,900
                                                                          1,371,975
COMPUTERS-INTEGRATED SYSTEMS (0.72%)
 Mentor Graphics /1/                                 77,300                 719,663
 Synopsys /1/                                        11,300                 209,163
                                                                            928,826
COMPUTERS-MEMORY DEVICES (4.35%)
 Maxtor /1/                                         491,000               2,896,900
 Western Digital /1/                                180,100               2,699,699
                                                                          5,596,599
CONSULTING SERVICES (0.30%)
 Huron Consulting Group /1/                          14,000                 389,200
DATA PROCESSING & MANAGEMENT (1.96%)
 Certegy                                             20,300                 702,786
 Global Payments                                     13,400                 887,616
 SEI Investments                                     24,000                 927,840
                                                                          2,518,242
DRUG DELIVERY SYSTEMS (0.52%)
 Depomed /1/                                        129,400                 671,586
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-COMMERCE-SERVICES (1.27%)
                                                                       $
 Monster Worldwide /1/                               53,800               1,633,906
E-MARKETING-INFORMATION (1.15%)
 aQuantive /1/                                       78,600               1,482,396
E-SERVICES-CONSULTING (0.57%)
 GSI Commerce /1/                                    39,000                 729,690
ELECTRONIC COMPONENTS-SEMICONDUCTOR (8.55%)
 Agere Systems /1/                                   68,990                 771,998
 Altera /1/                                         152,800               3,341,736
 AMIS Holdings /1/                                   71,300                 909,788
 ATI Technologies /1/                                67,200                 846,048
 Conexant Systems /1/                               212,700                 406,257
 Cree /1/                                            70,700               2,096,255
 Intersil Holding                                    91,500               1,772,355
 Lattice Semiconductor /1/                           94,000                 484,100
 OmniVision Technologies /1/                          7,600                 107,388
 Pixelworks /1/                                      36,300                 279,873
                                                                         11,015,798
ELECTRONIC MEASUREMENT INSTRUMENTS (0.41%)
 Flir Systems /1/                                    16,200                 532,818
ENERGY-ALTERNATE SOURCES (0.25%)
 Headwaters /1/                                       7,500                 320,625
ENTERTAINMENT SOFTWARE (0.31%)
 THQ /1/                                             11,400                 398,772
FINANCE-COMMERCIAL (0.95%)
 CapitalSource /1/                                   62,200               1,217,876
FINANCE-INVESTMENT BANKER & BROKER (5.29%)
 E*Trade Financial /1/                              245,200               3,803,052
 Friedman, Billings, Ramsey Group                    73,100               1,027,786
 Lazard /1/                                          82,900               1,977,994
                                                                          6,808,832
FINANCE-MORTGAGE LOAN/BANKER (0.49%)
 Accredited Home Lenders Holding /1/                 13,300                 631,883
HUMAN RESOURCES (0.49%)
 Robert Half International                           18,600                 630,354
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.94%)
 Dolby Laboratories /1/                              43,400                 825,902
 Sonic Solutions /1/                                 20,100                 385,920
                                                                          1,211,822
INSTRUMENTS-SCIENTIFIC (1.51%)
 FEI /1/                                             85,500               1,939,995
INTERNET APPLICATION SOFTWARE (0.46%)
 eResearch Technology /1/                            39,200                 589,960
INTERNET CONTENT-INFORMATION & NEWS (1.18%)
 CNET Networks /1/                                   54,500                 697,600
 InfoSpace /1/                                       33,800                 815,932
                                                                          1,513,532
INTERNET INFRASTRUCTURE EQUIPMENT (1.38%)
 Avocent /1/                                         51,000               1,777,860
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET INFRASTRUCTURE SOFTWARE (1.21%)
                                                                       $
 F5 Networks /1/                                      7,400                 312,132
 Openwave Systems /1/                                67,300               1,248,415
                                                                          1,560,547
INTERNET SECURITY (1.49%)
 CheckFree /1/                                       56,500               1,913,090
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.86%)
 Affiliated Managers Group /1/                        7,300                 520,490
 Calamos Asset Management                            20,200                 582,568
                                                                          1,103,058
MEDICAL INFORMATION SYSTEM (1.15%)
 IDX Systems /1/                                     46,200               1,478,400
MEDICAL PRODUCTS (2.77%)
 Cooper                                              22,000               1,511,400
 Henry Schein /1/                                     8,900                 384,213
 INAMED /1/                                           2,700                 195,534
 Syneron Medical /1/                                  3,800                 146,490
 Varian Medical Systems /1/                          33,800               1,326,988
                                                                          3,564,625
MEDICAL-BIOMEDICAL/GENE (0.46%)
 Millipore /1/                                        9,700                 594,319
MEDICAL-DRUGS (7.88%)
 Cephalon /1/                                       108,200               4,533,580
 Cubist
  Pharmaceuticals /1/                               127,700               2,182,393
 Endo Pharmaceuticals Holdings /1/                   73,200               2,083,272
 Ligand Pharmaceuticals /1/                         174,400               1,360,320
                                                                         10,159,565
MEDICAL-GENERIC DRUGS (1.82%)
 Barr Pharmaceuticals /1/                            49,500               2,347,290
MEDICAL-HMO (0.74%)
 AMERIGROUP /1/                                      27,500                 952,875
MEDICAL-HOSPITALS (1.99%)
 Triad Hospitals /1/                                 34,100               1,693,747
 Universal Health Services                           16,700                 869,068
                                                                          2,562,815
MEDICAL-NURSING HOMES (0.72%)
 Manor Care                                          24,500                 930,020
MISCELLANEOUS INVESTING (0.65%)
 Aames Investment                                    52,900                 488,796
 JER Investors Trust /1/                             18,500                 341,880
                                                                            830,676
MOTION PICTURES & SERVICES (0.20%)
 DreamWorks Animation /1/                            10,800                 254,340
NETWORKING PRODUCTS (3.14%)
 Polycom /1/                                        243,900               4,041,423
OFFICE FURNISHINGS-ORIGINAL (1.56%)
 Herman Miller                                       63,000               2,011,590
OFFICE SUPPLIES & FORMS (0.18%)
 John H. Harland                                      6,000                 231,780
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (0.21%)
                                                                       $
 Patterson-UTI Energy                                 8,400                 275,772
OIL COMPANY-EXPLORATION & PRODUCTION (0.57%)
 Ultra Petroleum /1/                                 19,400                 735,648
POWER CONVERTER & SUPPLY EQUIPMENT (0.06%)
 Power-One /1/                                       16,800                  82,656
RESEARCH & DEVELOPMENT (0.46%)
 PRA International /1/                               19,800                 598,158
RETAIL-APPAREL & SHOE (2.93%)
 Abercrombie & Fitch                                 18,100               1,304,105
 AnnTaylor Stores /1/                                 8,600                 221,622
 DSW /1/                                             28,300                 749,950
 New York & Co. /1/                                  11,000                 258,940
 Urban Outfitters /1/                                20,300               1,232,413
                                                                          3,767,030
RETAIL-DISCOUNT (0.82%)
 Dollar Tree Stores /1/                              42,200               1,054,578
RETAIL-MAIL ORDER (0.89%)
 Williams-Sonoma /1/                                 25,900               1,143,744
RETAIL-RESTAURANTS (0.80%)
 Panera Bread /1/                                    17,700               1,031,025
SCHOOLS (1.75%)
 Education Management /1/                            32,300               1,122,425
 ITT Educational Services /1/                        22,100               1,132,625
                                                                          2,255,050
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.22%)
 Genesis Microchip /1/                               82,900               2,059,236
 Micrel /1/                                          66,400                 802,776
                                                                          2,862,012
SEMICONDUCTOR EQUIPMENT (5.48%)
 Brooks Automation /1/                                8,800                 146,080
 Novellus Systems /1/                               148,900               4,295,765
 Teradyne /1/                                       158,100               2,455,293
 Veeco Instruments /1/                                7,600                 153,672
                                                                          7,050,810
STEEL PRODUCERS (0.22%)
 Schnitzer Steel Industries                          10,100                 288,860
TELECOMMUNICATION EQUIPMENT (4.07%)
 Avaya /1/                                          355,300               3,670,249
 Plantronics                                         46,000               1,571,360
                                                                          5,241,609
THERAPEUTICS (3.25%)
 Abgenix /1/                                        152,500               1,581,425
 Dendreon /1/                                       148,800                 874,944
 Neurocrine Biosciences /1/                           8,800                 436,304
 Trimeris /1/                                        95,500               1,294,980
                                                                          4,187,653
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (0.26%)
                                                                       $
 Landstar System /1/                                 10,100                 336,532
WIRELESS EQUIPMENT (1.46%)
 RF Micro Devices /1/                               308,500               1,878,765
                                       TOTAL COMMON STOCKS              124,296,894
                                                                       ------------

                      TOTAL PORTFOLIO INVESTMENTS (96.52%)              124,296,894
CASH AND RECEIVABLES, NET OF LIABILITIES (3.48%)                          4,487,484
                                TOTAL NET ASSETS (100.00%)             $128,784,378
                                                                       --------------

                            SCHEDULE OF INVESTMENTS
                       PARTNERS SMALLCAP GROWTH FUND III

                           JULY 31, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                       PARTNERS SMALLCAP GROWTH FUND III

                           JULY 31, 2005 (UNAUDITED)


/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 17,736,779
Unrealized Depreciation                        (2,634,393)
                                             ------------
Net Unrealized Appreciation (Depreciation)     15,102,386
Cost for federal income tax purposes         $109,194,508

                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP VALUE FUND

                           JULY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (98.82%)
ADVERTISING SERVICES (0.05%)
                                                                         $
 R.H. Donnelley /1/                                     2,900                 189,950
AEROSPACE & DEFENSE EQUIPMENT (1.28%)
 Curtiss-Wright                                         1,100                  67,540
 DRS Technologies                                      76,000               3,952,000
 Innovative Solutions & Support /1/                    14,436                 264,458
 Moog /1/                                               4,219                 133,194
 Triumph Group /1/                                      1,593                  64,278
                                                                            4,481,470
AGRICULTURAL OPERATIONS (0.00%)
 Andersons                                                400                  16,644
AIRLINES (0.25%)
 Alaska Air Group /1/                                  16,868                 590,043
 Continental Airlines /1/                              18,062                 285,560
                                                                              875,603
APPAREL MANUFACTURERS (0.25%)
 Phillips-Van Heusen                                   25,972                 880,451
APPLICATIONS SOFTWARE (0.02%)
 SS&C Technologies                                      2,000                  72,840
AUCTION HOUSE & ART DEALER (0.99%)
 ADESA                                                144,200               3,489,640
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.80%)
 BorgWarner                                            42,000               2,443,140
 Hayes Lemmerz International /1/                       16,902                 132,512
 Tenneco Automotive /1/                                11,260                 212,363
 Titan International                                    1,200                  15,720
                                                                            2,803,735
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.06%)
 Aftermarket Technology /1/                            13,113                 227,511
BEVERAGES-NON-ALCOHOLIC (0.12%)
 Hansen Natural /1/                                     4,700                 434,280
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.14%)
 NCI Building Systems /1/                               4,400                 169,928
 USG /1/                                                6,360                 311,004
                                                                              480,932
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.22%)
 Dycom Industries /1/                                 175,400               4,279,760
BUILDING PRODUCTS-AIR & HEATING (0.27%)
 Lennox International                                   2,256                  55,092
 York International                                    21,000                 897,330
                                                                              952,422
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.17%)
 Texas Industries                                       8,000                 589,040
BUILDING PRODUCTS-LIGHT FIXTURES (0.05%)
 Genlyte Group /1/                                      3,600                 184,968
BUILDING PRODUCTS-WOOD (0.09%)
 Universal Forest Products                              6,176                 308,491
BUILDING-HEAVY CONSTRUCTION (0.25%)
 Granite Construction                                     700                  23,954
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-HEAVY CONSTRUCTION (CONTINUED)
                                                                         $
 Perini /1/                                             2,360                  41,560
 Washington Group International /1/                    15,012                 809,747
                                                                              875,261
BUILDING-RESIDENTIAL & COMMERCIAL (2.03%)
 Beazer Homes                                          55,197               3,612,092
 Ryland Group                                          43,600               3,522,880
                                                                            7,134,972
CABLE TV (0.11%)
 Insight Communications /1/                            16,650                 192,641
 Mediacom Communications /1/                           27,892                 194,965
                                                                              387,606
CAPACITORS (0.01%)
 KEMET /1/                                              2,142                  17,950
CASINO HOTELS (0.09%)
 Aztar /1/                                              9,000                 299,520
CASINO SERVICES (0.01%)
 Shuffle Master /1/                                     1,400                  37,562
CELLULAR TELECOMMUNICATIONS (0.41%)
 Alamosa Holdings /1/                                   7,700                 123,662
 Centennial Communications /1/                         10,175                 142,959
 Dobson Communications /1/                            147,315               1,038,571
 Syniverse Holdings /1/                                 4,400                  61,600
 Ubiquitel /1/                                          5,910                  54,017
                                                                            1,420,809
CHEMICALS-DIVERSIFIED (0.11%)
 FMC /1/                                                6,100                 368,928
CHEMICALS-FIBERS (0.08%)
 Wellman                                               31,700                 264,378
CHEMICALS-PLASTICS (0.05%)
 PolyOne /1/                                           11,500                  82,110
 Spartech                                               5,800                 108,634
                                                                              190,744
CHEMICALS-SPECIALTY (1.79%)
 Cytec Industries                                     112,300               5,096,174
 H.B. Fuller                                            8,700                 300,411
 Hercules /1/                                          27,420                 383,880
 Minerals Technologies                                  2,797                 174,085
 NewMarket /1/                                         14,801                 248,805
 OM Group /1/                                           2,690                  63,027
                                                                            6,266,382
COLLECTIBLES (0.88%)
 RC2 /1/                                               76,000               3,101,560
COMMERCIAL BANKS (4.27%)
 Alabama National Bancorp.                              4,000                 277,400
 Amegy Bancorp.                                       142,200               3,239,316
 BancFirst                                              3,000                 255,870
 Bank Mutual                                           16,600                 183,679
 Capitol Bancorp.                                       3,000                 106,380
 Cathay General Bancorp                                 2,800                  99,512
 Chittenden                                             3,825                 112,034
 Citizens Banking                                       8,061                 255,211
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                         $
 Corus Bankshares                                       6,500                 407,810
 CVB Financial                                          1,365                  29,334
 East-West Bancorp                                      2,100                  72,450
 First Bancorp.                                        29,400                 720,888
 First Merchants                                        5,500                 150,150
 First Midwest Bancorp                                  9,700                 362,004
 First Republic Bank                                    4,750                 179,930
 Greater Bay Bancorp                                    6,500                 170,495
 Hudson United Bancorp                                 73,800               3,092,220
 MB Financial                                           3,900                 162,240
 Old Second Bancorp                                     7,700                 243,782
 Prosperity Bancshares                                 14,600                 449,680
 Provident Bankshares                                   4,900                 166,600
 R&G Financial                                          6,000                  94,800
 Republic Bancorp.                                      3,050                  45,140
 S&T Bancorp                                           12,400                 493,148
 Santander BanCorp                                      4,900                 136,955
 Sun Bancorp. /1/                                       5,460                 116,844
 Susquehanna Bancshares                                 1,600                  42,912
 SVB Financial Group /1/                                5,400                 277,236
 Texas Capital Bancshares /1/                          38,400                 907,008
 Texas Regional Bancshares                              1,853                  54,960
 Trustmark                                              7,280                 208,063
 UCBH Holdings                                         56,400               1,030,428
 Umpqua Holdings                                        6,100                 152,073
 United Community Banks                                 2,555                  72,690
 Wintrust Financial                                    11,300                 606,019
                                                                           14,975,261
COMMERCIAL SERVICE-FINANCE (0.93%)
 NCO Group /1/                                        159,390               3,248,368
COMMERCIAL SERVICES (1.17%)
 Quanta Services /1/                                  364,400               3,833,488
 TeleTech Holdings /1/                                 25,544                 208,183
 Vertrue /1/                                            1,295                  51,347
                                                                            4,093,018
COMMUNICATIONS SOFTWARE (0.05%)
 Ulticom /1/                                           13,654                 167,262
COMPUTER AIDED DESIGN (0.01%)
 ANSYS /1/                                                900                  32,724
COMPUTER SERVICES (0.23%)
 Anteon International /1/                               3,600                 169,020
 CACI International /1/                                 2,900                 190,791
 CIBER /1/                                             38,302                 299,522
 FactSet Research Systems                                 400                  14,672
 Perot Systems /1/                                      8,600                 121,088
                                                                              795,093
COMPUTERS (0.05%)
 Palm /1/                                               5,890                 168,101
COMPUTERS-INTEGRATED SYSTEMS (0.34%)
 Agilysys                                              54,402               1,052,135
 RadiSys /1/                                            8,176                 141,772
                                                                            1,193,907
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (0.29%)
                                                                         $
 Advanced Digital Information /1/                     122,900                 980,742
 Imation                                                  944                  40,922
                                                                            1,021,664
COMPUTERS-PERIPHERAL EQUIPMENT (1.26%)
 Electronics for Imaging /1/                          210,100               4,426,807
CONSULTING SERVICES (1.04%)
 FTI Consulting /1/                                   150,700               3,631,870
CONSUMER PRODUCTS-MISCELLANEOUS (0.71%)
 American Greetings                                    14,478                 368,320
 Central Garden & Pet /1/                               4,300                 215,731
 Jarden /1/                                             7,250                 278,110
 Spectrum Brands /1/                                   53,100               1,646,100
                                                                            2,508,261
CONTAINERS-METAL & GLASS (1.15%)
 Crown Holdings /1/                                    23,084                 364,496
 Owens-Illinois /1/                                   142,900               3,665,385
                                                                            4,029,881
COSMETICS & TOILETRIES (0.07%)
 Chattem /1/                                            5,200                 236,912
DATA PROCESSING & MANAGEMENT (1.94%)
 Acxiom                                               162,600               3,278,016
 CCC Information Services Group /1/                       416                  10,279
 Reynolds & Reynolds                                  125,900               3,522,682
                                                                            6,810,977
DENTAL SUPPLIES & EQUIPMENT (0.06%)
 Sybron Dental Specialties /1/                          5,700                 209,475
DIALYSIS CENTERS (1.81%)
 Renal Care Group /1/                                 135,150               6,345,293
DISTRIBUTION-WHOLESALE (1.30%)
 Bell Microproducts /1/                                29,503                 307,126
 Building Material Holding                              8,700                 722,970
 Hughes Supply                                          5,672                 161,199
 Owens & Minor                                        100,900               2,990,676
 ScanSource /1/                                           211                  10,071
 United Stationers /1/                                  7,100                 368,135
                                                                            4,560,177
DIVERSIFIED MANUFACTURING OPERATIONS (1.62%)
 A.O. Smith                                             6,800                 183,600
 Blount International /1/                              40,197                 706,663
 EnPro Industries /1/                                  14,695                 446,728
 Griffon /1/                                           16,800                 434,280
 Pentair                                               97,300               3,908,541
                                                                            5,679,812
DIVERSIFIED OPERATIONS (0.30%)
 Resource America                                      13,300                 240,597
 Walter Industries                                     18,500                 823,435
                                                                            1,064,032
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.15%)
 Chemed                                                12,200                 524,600
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (2.47%)
                                                                         $
 ALLETE                                                47,600               2,300,032
 Black Hills                                              800                  31,904
 CMS Energy /1/                                        94,948               1,503,976
 El Paso Electric /1/                                  27,720                 599,861
 PNM Resources                                         86,500               2,542,235
 Sierra Pacific Resources /1/                          80,700               1,047,486
 UIL Holdings                                           5,187                 282,588
 UniSource Energy                                      11,000                 354,750
                                                                            8,662,832
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.06%)
 CTS                                                    9,300                 114,762
 OSI Systems /1/                                        4,967                  88,661
                                                                              203,423
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.19%)
 MIPS Technologies /1/                                  5,900                  41,831
 OmniVision Technologies /1/                            7,900                 111,627
 Pixelworks /1/                                        29,053                 223,999
 Skyworks Solutions /1/                                41,638                 305,206
                                                                              682,663
ELECTRONIC CONNECTORS (0.11%)
 Thomas & Betts /1/                                    11,100                 374,847
ELECTRONIC MEASUREMENT INSTRUMENTS (0.14%)
 Analogic                                                 900                  46,233
 Itron /1/                                              9,200                 445,740
                                                                              491,973
ENERGY-ALTERNATE SOURCES (0.11%)
 Danielson Holdings /1/                                30,737                 396,507
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.48%)
 Jacobs Engineering Group /1/                          22,000               1,295,360
 URS /1/                                               10,300                 385,735
                                                                            1,681,095
ENTERPRISE SOFTWARE & SERVICE (0.88%)
 Hyperion Solutions /1/                                62,900               2,960,074
 ManTech International /1/                              3,800                 119,738
                                                                            3,079,812
ENVIRONMENTAL CONSULTING & ENGINEERING (0.96%)
 Tetra Tech /1/                                       224,525               3,374,611
FINANCE-AUTO LOANS (0.02%)
 Credit Acceptance /1/                                  5,800                  78,010
FINANCE-CONSUMER LOANS (0.08%)
 World Acceptance /1/                                  10,223                 277,759
FINANCE-CREDIT CARD (0.21%)
 CompuCredit /1/                                       11,836                 448,229
 Metris /1/                                            18,570                 275,765
                                                                              723,994
FINANCE-INVESTMENT BANKER & BROKER (0.23%)
 Knight Capital Group /1/                              30,330                 239,607
 Piper Jaffray /1/                                     16,632                 572,307
                                                                              811,914
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
FINANCE-LEASING COMPANY (0.37%)
                                                                         $
 Financial Federal                                     34,100               1,312,850
FINANCE-MORTGAGE LOAN/BANKER (0.01%)
 Federal Agricultural Mortgage                            960                  24,442
FINANCE-OTHER SERVICES (0.14%)
 Asset Acceptance Capital /1/                          18,100                 494,854
FINANCIAL GUARANTEE INSURANCE (0.11%)
 Triad Guaranty /1/                                     7,700                 369,523
FOOD-BAKING (0.01%)
 Interstate Bakeries /1/                                5,000                  48,250
FOOD-MISCELLANEOUS/DIVERSIFIED (1.78%)
 American Italian Pasta                                74,700               1,572,435
 Chiquita Brands International                         16,600                 500,988
 Ralcorp Holdings                                      97,000               4,171,000
                                                                            6,244,423
FOOD-WHOLESALE & DISTRIBUTION (0.21%)
 Nash Finch                                            14,471                 596,639
 Spartan Stores /1/                                    10,350                 126,270
                                                                              722,909
FOOTWEAR & RELATED APPAREL (1.40%)
 Wolverine World Wide                                 222,900               4,903,800
FUNERAL SERVICE & RELATED ITEMS (0.09%)
 Alderwoods Group /1/                                  13,012                 208,192
 Stewart Enterprises                                   13,600                 102,136
                                                                              310,328
GAS-DISTRIBUTION (1.58%)
 Atmos Energy                                          23,260                 678,261
 Energen                                               16,408                 575,921
 New Jersey Resources                                  13,400                 633,284
 Nicor                                                  5,700                 232,674
 Peoples Energy                                        16,000                 690,400
 South Jersey Industries                               10,300                 302,511
 Southwest Gas                                          6,100                 163,358
 WGL Holdings                                          65,500               2,256,475
                                                                            5,532,884
GOLF (0.84%)
 Callaway Golf                                        196,600               2,947,034
HOSPITAL BEDS & EQUIPMENT (0.03%)
 Invacare                                               2,500                 105,375
HOTELS & MOTELS (0.01%)
 LaSalle Hotel Properties                               1,190                  41,436
HOUSEWARES (0.05%)
 Libbey                                                10,200                 179,010
HUMAN RESOURCES (0.07%)
 MPS Group /1/                                         10,200                 120,972
 Spherion /1/                                          13,966                 110,331
                                                                              231,303
IDENTIFICATION SYSTEM-DEVELOPMENT (0.05%)
 Paxar /1/                                              9,900                 192,654
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
INDUSTRIAL GASES (0.04%)
                                                                         $
 Airgas                                                 4,560                 134,520
INSURANCE BROKERS (0.54%)
 Hilb, Rogal & Hobbs                                   56,400               1,911,396
INTERNET CONTENT-INFORMATION & NEWS (0.05%)
 ProQuest /1/                                           4,800                 166,320
INTERNET FINANCIAL SERVICES (2.21%)
 IndyMac Bancorp                                      137,600               6,000,736
 NetBank                                              188,763               1,761,159
                                                                            7,761,895
INTIMATE APPAREL (0.18%)
 Warnaco Group /1/                                     25,252                 614,886
INVESTMENT COMPANIES (0.52%)
 MCG Capital                                           99,935               1,838,804
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.29%)
 Affiliated Managers Group /1/                          6,300                 449,190
 Gabelli Asset Management                              12,800                 579,200
                                                                            1,028,390
LASERS-SYSTEMS & COMPONENTS (0.12%)
 Cymer /1/                                              3,400                 117,980
 Electro Scientific Industries /1/                      1,800                  39,600
 Rofin-Sinar Technologies /1/                           6,900                 247,572
                                                                              405,152
LEISURE & RECREATION PRODUCTS (0.00%)
 K2 /1/                                                   500                   6,650
LIFE & HEALTH INSURANCE (1.46%)
 American Equity Investment Life Holding                1,269                  14,187
 AmerUs Group                                           4,900                 252,742
 Delphi Financial Group                                10,500                 509,355
 Phoenix                                              114,801               1,446,493
 Stancorp Financial Group                              27,500               2,374,350
 UICI                                                   4,800                 148,080
 Universal American Financial /1/                      14,800                 364,376
                                                                            5,109,583
LOTTERY SERVICES (1.80%)
 GTECH Holdings                                       211,100               6,324,556
MACHINERY TOOLS & RELATED PRODUCTS (0.05%)
 Kennametal                                             2,400                 114,072
 Regal Beloit                                           2,264                  71,316
                                                                              185,388
MACHINERY-FARM (0.05%)
 Gehl /1/                                               3,519                 173,487
MACHINERY-GENERAL INDUSTRY (0.28%)
 Applied Industrial Technologies                       14,900                 532,377
 Gardner Denver /1/                                     5,900                 242,490
 Tecumseh Products                                      6,800                 204,000
                                                                              978,867
MACHINERY-MATERIAL HANDLING (0.09%)
 Cascade                                                7,215                 318,614
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
MACHINERY-PUMPS (0.08%)
                                                                         $
 Flowserve /1/                                          8,500                 287,810
MEDICAL INFORMATION SYSTEM (0.13%)
 Per-Se Technologies /1/                               20,186                 465,691
MEDICAL INSTRUMENTS (0.01%)
 Conmed /1/                                               700                  21,077
MEDICAL LABORATORY & TESTING SERVICE (1.61%)
 Covance /1/                                          114,100               5,653,655
MEDICAL LASER SYSTEMS (0.01%)
 LCA-Vision                                               700                  32,060
MEDICAL PRODUCTS (1.41%)
 Mentor                                                99,600               4,955,100
MEDICAL STERILIZATION PRODUCT (0.01%)
 STERIS                                                   800                  21,736
MEDICAL-BIOMEDICAL/GENE (0.14%)
 Enzon Pharmaceuticals /1/                             14,800                 116,624
 Momenta Pharmaceuticals /1/                           12,300                 308,484
 Regeneron Pharmaceutical /1/                           4,000                  38,560
 Serologicals /1/                                       1,300                  29,900
                                                                              493,568
MEDICAL-DRUGS (0.93%)
 First Horizon Pharmaceutical /1/                     110,100               2,342,928
 Kos Pharmaceuticals /1/                               12,980                 928,070
                                                                            3,270,998
MEDICAL-GENERIC DRUGS (0.21%)
 Alpharma                                              46,361                 650,908
 Par Pharmaceutical /1/                                 4,400                 103,048
                                                                              753,956
MEDICAL-HMO (0.07%)
 Centene /1/                                            2,000                  58,600
 Molina Healthcare /1/                                  4,200                 100,548
 Sierra Health Services /1/                             1,466                  98,867
                                                                              258,015
MEDICAL-HOSPITALS (2.62%)
 LifePoint Hospitals /1/                              122,418               5,724,266
 Triad Hospitals /1/                                   69,500               3,452,065
                                                                            9,176,331
MEDICAL-NURSING HOMES (0.15%)
 Genesis HealthCare /1/                                 1,900                  85,443
 Kindred Healthcare /1/                                12,000                 440,880
                                                                              526,323
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.33%)
 Amsurg /1/                                           140,500               3,935,405
 Gentiva Health Services /1/                           19,856                 383,022
 Res-Care /1/                                          22,300                 330,709
                                                                            4,649,136
METAL PROCESSORS & FABRICATION (0.08%)
 Commercial Metals                                      9,200                 264,408
 Mueller Industries                                       750                  21,960
                                                                              286,368
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
METAL-ALUMINUM (0.10%)
                                                                         $
 Century Aluminum /1/                                  14,700                 359,709
MISCELLANEOUS INVESTING (3.14%)
 Affordable Residential Communities                    25,176                 329,302
 Alexandria Real Estate Equities                        7,958                 640,221
 American Financial Realty Trust                       50,786                 731,319
 American Home Mortgage Investment                      8,480                 325,717
 Anthracite Capital                                    48,166                 575,584
 Anworth Mortgage Asset                                54,358                 510,965
 Ashford Hospitality Trust                             26,700                 317,463
 Boykin Lodging /1/                                     2,464                  36,935
 Capital Automotive                                     2,800                 109,956
 Eastgroup Properties                                     890                  38,626
 Entertainment Properties Trust                         2,400                 109,320
 Equity Lifestyle Properties                           13,671                 602,481
 Equity One                                             1,000                  23,800
 FelCor Lodging Trust /1/                              89,758               1,395,737
 First Industrial Realty Trust                         19,800                 817,344
 Gables Residential Trust                              13,735                 596,511
 Highwoods Properties                                   1,900                  60,135
 Innkeepers USA Trust                                   4,700                  72,239
 Kilroy Realty                                          2,710                 141,191
 Meristar Hospitality /1/                             110,400                 984,768
 Newcastle Investment                                   3,900                 120,510
 Omega Healthcare Investors                            26,300                 366,885
 Pennsylvania Real Estate Invest Trust                  8,200                 401,062
 Prentiss Properties Trust                              1,400                  56,658
 PS Business Parks                                      2,700                 125,361
 Realty Income                                          2,677                  66,898
 Redwood Trust                                          2,300                 124,890
 Senior Housing Properties Trust                       32,337                 637,686
 Sovran Self Storage                                    1,540                  74,397
 Sun Communities                                        3,748                 130,618
 Tanger Factory Outlet Centers                          2,400                  69,120
 Universal Health Realty Income Trust                  11,600                 408,552
                                                                           11,002,251
MOTION PICTURES & SERVICES (0.90%)
 Macrovision /1/                                      144,200               3,147,886
MULTI-LINE INSURANCE (1.94%)
 HCC Insurance Holdings                               208,450               5,778,234
 Horace Mann Educators                                  2,700                  53,946
 United Fire & Casualty                                22,000                 985,160
                                                                            6,817,340
MULTIMEDIA (0.03%)
 Entravision Communications /1/                        11,543                  98,693
NETWORKING PRODUCTS (1.33%)
 Anixter International /1/                            106,900               4,442,764
 Black Box                                              4,294                 188,077
 Foundry Networks /1/                                   4,091                  48,438
                                                                            4,679,279
NON-FERROUS METALS (0.23%)
 Titanium Metals /1/                                    3,103                 198,747
 USEC                                                  39,200                 615,048
                                                                              813,795
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (0.08%)
                                                                         $
 Casella Waste Systems /1/                             15,569                 210,337
 Waste Connections /1/                                  2,100                  75,600
                                                                              285,937
NON-HOTEL GAMBLING (0.09%)
 Argosy Gaming /1/                                      3,100                 145,049
 Isle of Capri Casinos /1/                              5,666                 158,648
                                                                              303,697
OFFICE AUTOMATION & EQUIPMENT (0.02%)
 TRM /1/                                                4,462                  84,153
OIL & GAS DRILLING (1.26%)
 Atlas America /1/                                      7,598                 318,432
 Helmerich & Payne                                     71,500               4,084,080
                                                                            4,402,512
OIL COMPANY-EXPLORATION & PRODUCTION (1.23%)
 Callon Petroleum /1/                                  12,372                 225,294
 Cimarex Energy /1/                                    27,088               1,136,071
 Denbury Resources /1/                                  7,200                 336,960
 Encore Acquisition /1/                                 6,300                 198,702
 Forest Oil /1/                                        14,100                 631,116
 Petrohawk Energy /1/                                   9,703                 106,927
 Range Resources                                       14,800                 451,992
 Southwestern Energy /1/                                9,132                 503,264
 Swift Energy /1/                                      15,900                 648,402
 Vintage Petroleum                                      1,775                  62,356
                                                                            4,301,084
OIL FIELD MACHINERY & EQUIPMENT (0.06%)
 Lone Star Technologies /1/                             3,879                 197,945
OIL REFINING & MARKETING (0.75%)
 Tesoro                                                54,403               2,623,313
OIL-FIELD SERVICES (0.83%)
 Cal Dive International /1/                             3,444                 203,953
 Hanover Compressor /1/                                 3,500                  50,890
 Seacor Smit /1/                                       37,400               2,477,376
 Tetra Technologies /1/                                 4,064                 162,032
                                                                            2,894,251
PAPER & RELATED PRODUCTS (0.27%)
 Caraustar Industries /1/                              43,922                 525,746
 Glatfelter                                            31,432                 400,758
 Pope & Talbot                                          2,100                  23,520
                                                                              950,024
PHYSICAL THERAPY & REHABILITATION CENTERS (0.05%)
 RehabCare Group /1/                                    7,920                 184,536
PHYSICIAN PRACTICE MANAGEMENT (0.11%)
 Matria Healthcare /1/                                  7,500                 265,050
 Pediatrix Medical Group /1/                            1,600                 125,472
                                                                              390,522
PIPELINES (0.17%)
 TransMontaigne /1/                                    48,619                 598,500
POWER CONVERTER & SUPPLY EQUIPMENT (0.02%)
 Artesyn Technologies /1/                               4,911                  45,427
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
POWER CONVERTER & SUPPLY EQUIPMENT (CONTINUED)
                                                                         $
 Power-One /1/                                          1,884                   9,269
                                                                               54,696
PRINTING-COMMERCIAL (0.94%)
 Banta                                                  1,380                  65,881
 Valassis Communications /1/                           81,300               3,215,415
                                                                            3,281,296
PRIVATE CORRECTIONS (0.12%)
 Corrections Corporation of America /1/                11,300                 424,767
PROPERTY & CASUALTY INSURANCE (2.97%)
 First American                                       115,400               5,071,830
 Infinity Property & Casualty                           2,697                  95,582
 LandAmerica Financial Group                            5,788                 362,792
 Philadelphia Consolidated Holding /1/                  2,000                 166,040
 PMA Capital /1/                                       25,629                 240,144
 ProAssurance /1/                                         400                  17,184
 RLI                                                   45,900               2,184,840
 Safety Insurance Group                                16,900                 611,611
 Selective Insurance Group                             22,300               1,110,317
 Stewart Information Services                           1,400                  65,884
 Zenith National Insurance                              7,115                 495,488
                                                                           10,421,712
PUBLISHING-BOOKS (0.23%)
 Scholastic /1/                                        21,720                 802,988
RACETRACKS (0.05%)
 Speedway Motorsports                                   4,800                 189,552
RADIO (0.45%)
 Cox Radio /1/                                         42,466                 668,839
 Cumulus Media /1/                                     15,000                 189,300
 Radio One /1/                                         54,218                 716,220
                                                                            1,574,359
REAL ESTATE MANAGEMENT & SERVICES (0.56%)
 Jones Lang LaSalle /1/                                17,300                 852,025
 Trammell Crow /1/                                     44,300               1,119,018
                                                                            1,971,043
RECYCLING (0.02%)
 Aleris International /1/                               2,405                  55,002
RENTAL-AUTO & EQUIPMENT (1.35%)
 Dollar Thrifty Automotive Group /1/                    7,400                 231,620
 Rent-Way /1/                                           2,739                  26,651
 United Rentals /1/                                   241,517               4,492,216
                                                                            4,750,487
RESEARCH & DEVELOPMENT (0.02%)
 Albany Molecular Research /1/                          5,502                  85,391
RESORTS & THEME PARKS (0.36%)
 Bluegreen /1/                                         29,122                 517,207
 Sunterra /1/                                          15,745                 221,689
 Vail Resorts /1/                                      18,200                 517,062
                                                                            1,255,958
RETAIL-APPAREL & SHOE (1.06%)
 bebe Stores                                            6,500                 184,990
 Genesco /1/                                            7,870                 293,315
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                         $
 Men's Wearhouse /1/                                   10,700                 384,772
 Pacific Sunwear of California /1/                    103,600               2,526,804
 Payless ShoeSource /1/                                 5,800                 112,636
 Stage Stores /1/                                       4,700                 207,599
                                                                            3,710,116
RETAIL-APPLIANCES (0.17%)
 Conn's /1/                                            21,945                 587,907
RETAIL-AUTO PARTS (0.07%)
 CSK Auto /1/                                          13,850                 259,134
RETAIL-AUTOMOBILE (1.17%)
 Group 1 Automotive /1/                               117,096               3,400,468
 Lithia Motors                                         11,993                 373,582
 Sonic Automotive                                       8,035                 187,215
 United Auto Group                                      4,500                 159,075
                                                                            4,120,340
RETAIL-BEDDING (0.08%)
 Linens 'N Things /1/                                  10,500                 275,625
RETAIL-COMPUTER EQUIPMENT (0.15%)
 GameStop /1/                                          16,972                 543,104
RETAIL-CONVENIENCE STORE (0.13%)
 Pantry /1/                                            10,329                 440,222
RETAIL-DISCOUNT (0.11%)
 ShopKo Stores /1/                                     14,900                 379,205
RETAIL-DRUG STORE (0.10%)
 Longs Drug Stores                                      7,800                 338,442
RETAIL-FABRIC STORE (0.09%)
 Jo-Ann Stores /1/                                     11,616                 319,672
RETAIL-HOME FURNISHINGS (0.63%)
 Pier 1 Imports                                       154,700               2,199,834
RETAIL-HYPERMARKETS (0.07%)
 Smart & Final /1/                                     17,900                 250,063
RETAIL-JEWELRY (0.87%)
 Zale /1/                                              89,900               3,056,600
RETAIL-LEISURE PRODUCTS (0.07%)
 West Marine /1/                                       11,800                 236,708
RETAIL-MUSIC STORE (0.01%)
 Trans World Entertainment /1/                          2,800                  29,400
RETAIL-PAWN SHOPS (0.30%)
 Cash America International                            12,300                 256,086
 First Cash Financial Services /1/                     33,251                 793,036
                                                                            1,049,122
RETAIL-REGIONAL DEPARTMENT STORE (0.10%)
 Bon-Ton Stores                                        15,585                 337,104
RETAIL-RESTAURANTS (3.27%)
 CBRL Group                                            65,500               2,565,635
 CEC Entertainment /1/                                115,000               4,405,650
 Jack in the Box /1/                                    9,000                 342,450
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                         $
 O'Charley's /1/                                       77,300               1,384,443
 RARE Hospitality International /1/                    89,150               2,777,914
                                                                           11,476,092
RETAIL-SPORTING GOODS (0.05%)
 Dick's Sporting Goods /1/                              4,400                 174,768
RUBBER-TIRES (1.08%)
 Cooper Tire & Rubber                                 187,500               3,772,500
SAVINGS & LOANS-THRIFTS (2.36%)
 Astoria Financial                                    125,850               3,516,249
 BankAtlantic Bancorp                                   2,900                  52,026
 BankUnited Financial                                   9,100                 240,240
 Commercial Federal                                     2,400                  81,360
 Dime Bancorp /1/                                       3,800                     646
 First Niagara Financial Group                          5,600                  82,488
 FirstFed Financial /1/                                 2,600                 162,448
 Harbor Florida Bancshares                              4,900                 188,062
 MAF Bancorp                                            5,500                 242,605
 PFF Bancorp                                           12,400                 383,656
 Provident New York Bancorp                            18,100                 213,580
 Provident Financial Services                           3,711                  65,536
 Sterling Financial /1/                                 2,400                  93,672
 Washington Federal                                   126,274               2,938,396
                                                                            8,260,964
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.11%)
 Exar /1/                                              18,514                 294,835
 SigmaTel /1/                                           4,800                  96,144
                                                                              390,979
SEMICONDUCTOR EQUIPMENT (0.95%)
 Axcelis Technologies /1/                              20,300                 140,273
 Kulicke & Soffa Industries /1/                        41,647                 403,143
 Mattson Technology /1/                                 9,039                  76,831
 MKS Instruments /1/                                   11,115                 212,408
 Photronics /1/                                        90,500               2,429,020
 Tessera Technologies /1/                               1,800                  63,216
                                                                            3,324,891
SOAP & CLEANING PRODUCTS (0.65%)
 Church & Dwight                                       60,300               2,264,265
STEEL PIPE & TUBE (0.67%)
 Shaw Group /1/                                       122,100               2,334,552
STEEL PRODUCERS (0.07%)
 AK Steel Holding /1/                                   6,928                  63,876
 Carpenter Technology                                   2,800                 175,392
                                                                              239,268
STORAGE & WAREHOUSING (0.05%)
 Mobile Mini /1/                                        4,000                 168,080
TELECOMMUNICATION EQUIPMENT (1.54%)
 Adtran                                               111,400               2,981,064
 Andrew /1/                                           181,100               1,990,289
 CommScope /1/                                            700                  11,823
 UTStarcom /1/                                         47,000                 414,540
                                                                            5,397,716
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.02%)
                                                                         $
 Essex /1/                                              4,200                  87,990
TELECOMMUNICATION SERVICES (0.04%)
 Iowa Telecommunications Services                       4,098                  77,780
 RCN /1/                                                1,900                  45,942
 Time Warner Telecom /1/                                4,900                  33,271
                                                                              156,993
TELEPHONE-INTEGRATED (0.18%)
 IDT /1/                                               11,435                 148,541
 Talk America Holdings /1/                             54,822                 479,144
                                                                              627,685
TELEVISION (0.14%)
 LIN Television /1/                                    34,212                 486,495
TEXTILE-APPAREL (0.03%)
 Perry Ellis International /1/                          4,456                 107,122
THERAPEUTICS (0.06%)
 United Therapeutics /1/                                4,000                 213,400
TOBACCO (0.17%)
 Universal                                              4,200                 200,340
 Vector Group                                          20,420                 396,352
                                                                              596,692
TRANSACTIONAL SOFTWARE (0.05%)
 Open Solutions /1/                                     7,920                 189,763
TRANSPORT-EQUIPMENT & LEASING (1.22%)
 Gatx                                                 113,500               4,290,300
TRANSPORT-RAIL (0.03%)
 Genesee & Wyoming /1/                                  3,900                 118,053
TRANSPORT-SERVICES (0.31%)
 Laidlaw International /1/                             30,448                 782,514
 Offshore Logistics /1/                                 8,800                 316,800
                                                                            1,099,314
TRANSPORT-TRUCK (0.03%)
 Swift Transportation /1/                               4,200                  92,358
TRAVEL SERVICES (0.01%)
 Navigant International /1/                               889                  11,824
 Pegasus Solutions /1/                                  2,541                  27,570
                                                                               39,394
WATER (0.06%)
 California Water Service Group                         5,400                 224,100
WIRE & CABLE PRODUCTS (1.17%)
 Belden CDT                                           171,250               3,801,750
 General Cable /1/                                     18,300                 303,780
                                                                            4,105,530







                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.15%)
                                                                         $
 Audiovox /1/                                           6,430                 115,836
 Powerwave Technologies /1/                            36,200                 415,214
                                                                              531,050
                                         TOTAL COMMON STOCKS              346,573,341
                                                                         ------------

                        TOTAL PORTFOLIO INVESTMENTS (98.82%)              346,573,341
CASH AND RECEIVABLES, NET OF LIABILITIES (1.18%)                            4,145,799
                                  TOTAL NET ASSETS (100.00%)             $350,719,140
                                                                         --------------


/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 89,566,043
Unrealized Depreciation                        (7,426,280)
                                             ------------
Net Unrealized Appreciation (Depreciation)     82,139,763
Cost for federal income tax purposes         $264,433,578

                            SCHEDULE OF INVESTMENTS
                         PARTNERS SMALLCAP VALUE FUND I

                           JULY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (96.36%)
ADVERTISING SERVICES (0.16%)
                                                                              $
 R.H. Donnelley /1/                                          5,700                 373,350
AEROSPACE & DEFENSE (0.24%)
 Esterline Technologies /1/                                 13,200                 564,168
AEROSPACE & DEFENSE EQUIPMENT (1.46%)
 AAR /1/                                                    12,400                 222,828
 Curtiss-Wright                                             11,800                 724,520
 DRS Technologies                                            7,600                 395,200
 HEICO                                                       5,500                 136,400
 Kaman                                                      24,000                 468,000
 Moog /1/                                                   28,950                 913,951
 Orbital Sciences /1/                                       14,700                 169,344
 Triumph Group /1/                                           9,300                 375,255
                                                                                 3,405,498
AIRLINES (0.76%)
 Alaska Air Group /1/                                        7,100                 248,358
 Continental Airlines /1/                                   16,800                 265,608
 ExpressJet Holdings /1/                                    47,200                 488,520
 Skywest                                                    37,700                 782,275
                                                                                 1,784,761
APPAREL MANUFACTURERS (0.43%)
 Kellwood                                                   16,100                 391,391
 Quiksilver /1/                                             25,200                 423,108
 Russell                                                     9,900                 187,308
                                                                                 1,001,807
APPLIANCES (0.02%)
 Applica /1/                                                14,000                  38,920
APPLICATIONS SOFTWARE (0.14%)
 Progress Software /1/                                      10,700                 332,663
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.70%)
 Hayes Lemmerz International /1/                            25,300                 198,352
 Keystone Automotive Industries /1/                          5,500                 145,145
 Superior Industries International                           7,500                 175,050
 Tenneco Automotive /1/                                     48,600                 916,596
 Visteon                                                    21,300                 189,570
                                                                                 1,624,713
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.13%)
 Aftermarket Technology /1/                                 17,100                 296,685
BROADCASTING SERVICES & PROGRAMMING (0.01%)
 4 Kids Entertainment /1/                                      600                  12,060
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.46%)
 NCI Building Systems /1/                                   12,000                 463,440
 USG /1/                                                    12,500                 611,250
                                                                                 1,074,690
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.01%)
 Dycom Industries /1/                                        1,300                  31,720
BUILDING PRODUCTS-AIR & HEATING (0.54%)
 Lennox International                                       34,700                 847,374
 York International                                          9,800                 418,754
                                                                                 1,266,128
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.63%)
                                                                              $
 Eagle Materials                                             5,700                 585,390
 Texas Industries                                           12,100                 890,923
                                                                                 1,476,313
BUILDING PRODUCTS-DOORS & WINDOWS (0.13%)
 Apogee Enterprises                                         18,700                 295,647
BUILDING PRODUCTS-LIGHT FIXTURES (0.12%)
 Genlyte Group /1/                                           5,500                 282,590
BUILDING PRODUCTS-WOOD (0.51%)
 Universal Forest Products                                  23,700               1,183,815
BUILDING-HEAVY CONSTRUCTION (0.29%)
 Washington Group International /1/                         12,500                 674,250
BUILDING-RESIDENTIAL & COMMERCIAL (1.02%)
 Beazer Homes                                                4,200                 274,848
 Levitt                                                     10,775                 345,123
 Technical Olympic USA                                      29,600                 835,312
 WCI Communities /1/                                        27,300                 927,108
                                                                                 2,382,391
CABLE TV (0.50%)
 Charter Communications /1/                                185,800                 250,830
 Insight Communications /1/                                 21,700                 251,069
 LodgeNet Entertainment /1/                                 32,000                 523,200
 Mediacom Communications /1/                                19,900                 139,101
                                                                                 1,164,200
CASINO HOTELS (0.24%)
 Ameristar Casinos                                          10,700                 313,831
 Aztar /1/                                                   7,600                 252,928
                                                                                   566,759
CELLULAR TELECOMMUNICATIONS (0.23%)
 Centennial Communications /1/                              15,600                 219,180
 Dobson Communications /1/                                  45,600                 321,480
                                                                                   540,660
CHEMICALS-DIVERSIFIED (0.94%)
 FMC /1/                                                    26,900               1,626,912
 Georgia Gulf                                               17,900                 567,967
                                                                                 2,194,879
CHEMICALS-FIBERS (0.11%)
 Wellman                                                    30,400                 253,536
CHEMICALS-PLASTICS (0.35%)
 PolyOne /1/                                               115,800                 826,812
CHEMICALS-SPECIALTY (1.18%)
 H.B. Fuller                                                21,700                 749,301
 Hercules /1/                                               52,100                 729,400
 Minerals Technologies                                       7,700                 479,248
 NewMarket /1/                                              16,200                 272,322
 Terra Industries /1/                                       20,400                 171,360
 W.R. Grace /1/                                             42,800                 357,808
                                                                                 2,759,439
CIRCUIT BOARDS (0.02%)
 TTM Technologies /1/                                        5,900                  41,831
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COATINGS & PAINT (0.00%)
                                                                              $
 Kronos Worldwide                                              195                   6,222
COLLECTIBLES (0.22%)
 RC2 /1/                                                    12,600                 514,206
COMMERCIAL BANKS (11.01%)
 ABC Bancorp                                                 6,660                 133,200
 AMCORE Financial                                            7,800                 246,792
 Amegy Bancorp.                                             29,100                 662,898
 AmericanWest Bancorp. /1/                                   5,700                 130,530
 BancFirst                                                   2,600                 221,754
 Bank of the Ozarks                                          3,600                 120,492
 Banner                                                      4,100                 119,966
 Capital Corp of the West                                    1,440                  46,339
 Capitol Bancorp.                                            7,600                 269,496
 Cathay General Bancorp                                      7,600                 270,104
 Central Pacific Financial                                  10,700                 390,550
 Chemical Financial                                         18,656                 623,110
 City Holding                                                8,400                 322,140
 Colonial BancGroup                                         31,400                 730,678
 Columbia Banking Systems                                    5,535                 153,209
 Community Bank System                                      24,200                 582,010
 Community Trust Bancorp                                     7,187                 240,836
 Corus Bankshares                                           28,100               1,762,994
 Cullen/Frost Bankers                                       14,700                 736,470
 EuroBancshares /1/                                         14,600                 244,258
 Financial Institutions                                        700                  13,489
 First Bancorp.                                             18,000                 441,360
 First Citizens BancShares                                   3,100                 520,800
 First Oak Brook Bancshares                                  1,300                  37,466
 First Republic Bank                                        17,250                 653,430
 Fremont General                                            24,500                 598,780
 Gold Banc                                                  46,100                 700,720
 Great Southern Bancorp                                      5,300                 172,568
 Greater Bay Bancorp                                        22,600                 592,798
 Hanmi Financial                                            76,400               1,451,600
 IBERIABANK                                                 17,900               1,198,584
 Independent Bank                                           20,200                 613,272
 Independent Bank                                           20,830                 643,230
 Irwin Financial                                            25,100                 553,455
 Lakeland Financial                                            500                  21,475
 MainSource Financial Group                                    926                  17,668
 MB Financial                                                4,600                 191,360
 MBT Financial                                               4,900                 102,606
 Mercantile Bank                                             5,859                 265,999
 Mid-State Bancshares                                       13,100                 404,528
 Nara Bancorp.                                                 700                  10,878
 Old Second Bancorp                                            100                   3,166
 Oriental Financial Group                                   15,370                 245,152
 Pacific Capital Bancorp.                                   11,900                 407,218
 Peoples Bancorp.                                              830                  24,029
 Prosperity Bancshares                                       9,400                 289,520
 Provident Bankshares                                       19,100                 649,400
 R&G Financial                                              23,600                 372,880
 Republic Bancorp.                                           1,817                  39,483
 Republic Bancorp.                                          60,242                 891,582
 Royal Bancshares of Pennsylvania                              730                  17,593
 SCBT Financial                                                940                  32,016
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                              $
 Security Bank                                               7,900                 187,467
 Simmons First National                                      7,200                 196,056
 Southside Bancshares                                        6,654                 138,969
 Southwest Bancorp.                                          1,200                  27,540
 State Financial Services                                    8,200                 329,230
 Sterling Bancshares                                        24,400                 383,324
 Summit Bancshares                                          12,800                 234,112
 Sun Bancorp. /1/                                            4,148                  88,767
 SVB Financial Group /1/                                     7,400                 379,916
 Taylor Capital Group                                        7,700                 282,051
 Texas Regional Bancshares                                  16,500                 489,390
 Trico Bancshares                                            5,400                 131,112
 Umpqua Holdings                                            20,400                 508,572
 United Bankshares                                          17,600                 665,456
 W Holding                                                  42,846                 458,024
 West Coast Bancorp                                         37,900                 992,980
 Western Sierra Bancorp. /1/                                 1,500                  52,410
                                                                                25,731,307
COMMERCIAL SERVICE-FINANCE (0.09%)
 Century Business Services /1/                              22,600                 102,830
 NCO Group /1/                                               5,400                 110,052
                                                                                   212,882
COMMERCIAL SERVICES (0.28%)
 Arbitron                                                    2,700                 112,050
 Magellan Health Services /1/                                5,500                 197,010
 StarTek                                                     4,100                  67,732
 TeleTech Holdings /1/                                      29,800                 242,870
 Vertrue /1/                                                   600                  23,790
                                                                                   643,452
COMMUNICATIONS SOFTWARE (0.19%)
 Inter-Tel                                                  17,900                 445,710
COMPUTER AIDED DESIGN (0.20%)
 Parametric Technology /1/                                  67,000                 462,300
COMPUTER SERVICES (0.71%)
 BISYS Group /1/                                            14,800                 232,804
 CACI International /1/                                      3,100                 203,949
 CIBER /1/                                                  28,100                 219,742
 Covansys /1/                                               17,200                 254,388
 Perot Systems /1/                                          33,000                 464,640
 Sykes Enterprises /1/                                      13,200                 135,300
 Tyler Technologies /1/                                     18,000                 142,920
                                                                                 1,653,743
COMPUTERS (0.25%)
 Gateway /1/                                                33,800                 134,524
 Palm /1/                                                   15,900                 453,786
                                                                                   588,310
COMPUTERS-INTEGRATED SYSTEMS (0.74%)
 Agilysys                                                   24,100                 466,094
 Brocade Communications Systems /1/                        103,000                 461,440
 Intergraph /1/                                              4,100                 155,923
 McData /1/                                                 43,000                 208,120
 MTS Systems                                                 7,500                 297,375
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                              $
 RadiSys /1/                                                 7,600                 131,784
                                                                                 1,720,736
COMPUTERS-MEMORY DEVICES (0.82%)
 Hutchison Technology /1/                                   14,100                 469,389
 Imation                                                    15,200                 658,920
 Komag /1/                                                   8,700                 308,676
 Quantum /1/                                               149,300                 415,054
 Silicon Storage Technology /1/                             13,200                  62,304
                                                                                 1,914,343
COMPUTERS-PERIPHERAL EQUIPMENT (0.09%)
 Electronics for Imaging /1/                                10,300                 217,021
COMPUTERS-VOICE RECOGNITION (0.08%)
 Talx                                                        5,100                 188,190
CONSULTING SERVICES (0.53%)
 BearingPoint /1/                                           99,500                 816,895
 Clark                                                       6,200                  90,024
 CRA International /1/                                         700                  37,240
 Gartner /1/                                                24,000                 248,880
 Maximus                                                     1,400                  53,452
                                                                                 1,246,491
CONSUMER PRODUCTS-MISCELLANEOUS (0.56%)
 CSS Industries                                              3,141                 118,541
 Spectrum Brands /1/                                        19,500                 604,500
 Tupperware                                                 22,200                 473,526
 Water Pik Technologies /1/                                  5,200                 101,556
                                                                                 1,298,123
CONTAINERS-METAL & GLASS (0.96%)
 Crown Holdings /1/                                         18,000                 284,220
 Greif Brothers                                             12,500                 787,500
 Silgan Holdings                                            20,400               1,171,572
                                                                                 2,243,292
CONTAINERS-PAPER & PLASTIC (0.19%)
 Chesapeake                                                 19,600                 437,080
DATA PROCESSING & MANAGEMENT (0.02%)
 infoUSA                                                     4,500                  52,965
DECISION SUPPORT SOFTWARE (0.05%)
 NetIQ /1/                                                   9,500                 108,775
DIAGNOSTIC EQUIPMENT (0.13%)
 NEUROMetrix /1/                                            13,100                 310,339
DISTRIBUTION-WHOLESALE (1.20%)
 Aviall /1/                                                 29,600               1,001,960
 Bell Microproducts /1/                                     16,000                 166,560
 Brightpoint /1/                                             7,900                 191,575
 Building Material Holding                                   6,000                 498,600
 United Stationers /1/                                      13,400                 694,790
 Watsco                                                      5,400                 255,744
                                                                                 2,809,229
DIVERSIFIED MANUFACTURING OPERATIONS (1.59%)
 A.O. Smith                                                 15,500                 418,500
 Actuant /1/                                                 8,400                 390,852
 Acuity Brands                                              19,500                 569,010
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                              $
 Ameron International                                        5,300                 202,460
 Barnes Group                                               23,500                 799,940
 ESCO Technologies /1/                                       5,100                 559,062
 Griffon /1/                                                13,500                 348,975
 Jacuzzi Brands /1/                                         39,500                 428,575
                                                                                 3,717,374
DIVERSIFIED OPERATIONS (0.36%)
 Walter Industries                                          19,100                 850,141
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.10%)
 Viad                                                        3,000                  92,250
 Volt Information Sciences /1/                               5,300                 138,913
                                                                                   231,163
E-COMMERCE-SERVICES (0.07%)
 Homestore.com /1/                                          61,600                 162,624
E-MARKETING-INFORMATION (0.12%)
 aQuantive /1/                                              12,800                 241,408
 E.piphany /1/                                               8,800                  33,352
                                                                                   274,760
ELECTRIC-INTEGRATED (3.05%)
 Avista                                                     12,200                 232,288
 Black Hills                                                12,700                 506,476
 CH Energy Group                                             7,500                 368,625
 Cleco                                                      16,200                 364,176
 El Paso Electric /1/                                       37,600                 813,664
 Idacorp                                                    12,000                 377,400
 PNM Resources                                              35,600               1,046,284
 Sierra Pacific Resources /1/                              126,800               1,645,864
 UIL Holdings                                                2,900                 157,992
 UniSource Energy                                           50,100               1,615,725
                                                                                 7,128,494
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.56%)
 Bel Fuse                                                    7,600                 249,812
 Benchmark Electronics /1/                                  19,150                 612,800
 CTS                                                        25,900                 319,606
 Sypris Solutions                                            9,600                 133,440
                                                                                 1,315,658
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.91%)
 Actel /1/                                                  15,600                 241,488
 AMIS Holdings /1/                                           9,800                 125,048
 Amkor Technology /1/                                       13,000                  60,580
 Applied Micro Circuits /1/                                 69,200                 208,292
 DSP Group /1/                                               9,400                 234,530
 Fairchild Semiconductor International /1/                  41,300                 696,318
 Integrated Silicon Solution /1/                            13,100                 112,988
 Lattice Semiconductor /1/                                  25,400                 130,810
 ON Semiconductor /1/                                       27,800                 159,850
 Skyworks Solutions /1/                                     22,900                 167,857
                                                                                 2,137,761
ELECTRONIC DESIGN AUTOMATION (0.00%)
 Magma Design Automation /1/                                 1,000                   9,600
ELECTRONIC MEASUREMENT INSTRUMENTS (0.19%)
 Analogic                                                    8,700                 446,919
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.19%)
                                                                              $
 EMCOR Group /1/                                             1,400                  72,100
 URS /1/                                                     9,800                 367,010
                                                                                   439,110
ENTERPRISE SOFTWARE & SERVICE (0.11%)
 ManTech International /1/                                   7,600                 239,476
 SYNNEX /1/                                                  1,400                  26,012
                                                                                   265,488
ENVIRONMENTAL CONSULTING & ENGINEERING (0.01%)
 Tetra Tech /1/                                              1,500                  22,545
ENVIRONMENTAL MONITORING & DETECTION (0.20%)
 Mine Safety Appliances                                      9,400                 459,660
FINANCE-AUTO LOANS (0.02%)
 Credit Acceptance /1/                                       3,200                  43,040
FINANCE-CONSUMER LOANS (0.36%)
 World Acceptance /1/                                       30,900                 839,553
FINANCE-CREDIT CARD (0.57%)
 Advanta                                                    16,100                 481,551
 CompuCredit /1/                                            12,000                 454,440
 Metris /1/                                                 26,700                 396,495
                                                                                 1,332,486
FINANCE-INVESTMENT BANKER & BROKER (0.34%)
 Greenhill                                                     500                  19,180
 Investment Technology Group /1/                            12,400                 317,688
 Knight Capital Group /1/                                   28,800                 227,520
 LaBranche /1/                                              11,500                  87,285
 Piper Jaffray /1/                                           4,400                 151,404
                                                                                   803,077
FINANCE-LEASING COMPANY (0.15%)
 Financial Federal                                           9,100                 350,350
FINANCE-MORTGAGE LOAN/BANKER (0.33%)
 Accredited Home Lenders Holding /1/                         9,800                 465,598
 Doral Financial                                            19,900                 307,057
                                                                                   772,655
FOOD-BAKING (0.12%)
 Flowers Foods                                              11,275                 284,017
FOOD-MISCELLANEOUS/DIVERSIFIED (1.00%)
 Chiquita Brands International                              47,600               1,436,568
 Corn Products International                                16,200                 389,934
 J & J Snack Foods                                           3,500                 205,940
 Ralcorp Holdings                                            6,600                 283,800
 Sensient Technologies                                         600                  11,406
                                                                                 2,327,648
FOOD-RETAIL (0.20%)
 Great Atlantic & Pacific Tea /1/                           10,700                 306,555
 Pathmark Stores /1/                                        14,700                 163,758
                                                                                   470,313
FOOD-WHOLESALE & DISTRIBUTION (0.08%)
 Nash Finch                                                  4,600                 189,658
FUNERAL SERVICE & RELATED ITEMS (0.36%)
 Alderwoods Group /1/                                       13,500                 216,000
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FUNERAL SERVICE & RELATED ITEMS (CONTINUED)
                                                                              $
 Stewart Enterprises                                        84,700                 636,097
                                                                                   852,097
GARDEN PRODUCTS (0.39%)
 Toro                                                       22,900                 921,496
GAS-DISTRIBUTION (1.95%)
 New Jersey Resources                                       32,600               1,540,676
 Nicor                                                      10,500                 428,610
 Northwest Natural                                          13,500                 520,965
 South Jersey Industries                                    37,000               1,086,690
 Southwest Gas                                              36,600                 980,148
                                                                                 4,557,089
HOME FURNISHINGS (0.17%)
 Furniture Brands International                              5,400                 103,464
 Kimball International                                      13,500                 181,980
 La-Z-Boy                                                    7,600                 101,612
                                                                                   387,056
HOSPITAL BEDS & EQUIPMENT (0.01%)
 Invacare                                                      500                  21,075
HOTELS & MOTELS (0.19%)
 LaSalle Hotel Properties                                   12,900                 449,178
HUMAN RESOURCES (0.14%)
 Spherion /1/                                               40,900                 323,110
IDENTIFICATION SYSTEM-DEVELOPMENT (0.12%)
 Checkpoint Systems /1/                                     12,800                 221,184
 Paxar /1/                                                   3,600                  70,056
                                                                                   291,240
INSTRUMENTS-CONTROLS (0.20%)
 Watts Water Technologies                                   12,900                 470,850
INTERNET CONNECTIVE SERVICES (0.05%)
 Redback Networks /1/                                       13,100                 108,599
INTERNET CONTENT-INFORMATION & NEWS (0.15%)
 InfoSpace /1/                                               6,400                 154,496
 ProQuest /1/                                                5,400                 187,110
                                                                                   341,606
INTERNET FINANCIAL SERVICES (0.00%)
 eSpeed /1/                                                  1,100                   9,350
INTERNET INFRASTRUCTURE SOFTWARE (0.01%)
 AsiaInfo Holdings /1/                                       5,300                  28,938
INTERNET SECURITY (0.01%)
 Internet Security Systems /1/                                 800                  18,216
INVESTMENT COMPANIES (0.32%)
 Technology Investment Capital                              48,075                 749,489
LASERS-SYSTEMS & COMPONENTS (0.07%)
 Electro Scientific Industries /1/                           7,500                 165,000
LEISURE & RECREATION PRODUCTS (0.08%)
 K2 /1/                                                     14,700                 195,510
LIFE & HEALTH INSURANCE (1.03%)
 Delphi Financial Group                                     31,150               1,511,087
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                              $
 Phoenix                                                     9,300                 117,180
 UICI                                                       14,900                 459,665
 Universal American Financial /1/                           13,000                 320,060
                                                                                 2,407,992
LINEN SUPPLY & RELATED ITEMS (0.48%)
 Angelica                                                   31,200                 788,112
 UniFirst                                                    7,600                 338,276
                                                                                 1,126,388
MACHINERY TOOLS & RELATED PRODUCTS (0.46%)
 Kennametal                                                 16,300                 774,739
 Regal Beloit                                                9,300                 292,950
                                                                                 1,067,689
MACHINERY-CONSTRUCTION & MINING (1.00%)
 Astec Industries /1/                                        4,700                 136,253
 JLG Industries                                             55,900               1,751,906
 Terex /1/                                                   9,100                 440,622
                                                                                 2,328,781
MACHINERY-FARM (0.36%)
 AGCO /1/                                                   40,200                 831,738
MACHINERY-GENERAL INDUSTRY (1.24%)
 Applied Industrial Technologies                            71,450               2,552,909
 Gardner Denver /1/                                            500                  20,550
 Kadant /1/                                                    500                  11,425
 Sauer-Danfoss                                              15,000                 295,200
 Tecumseh Products                                             700                  21,000
                                                                                 2,901,084
MACHINERY-MATERIAL HANDLING (0.33%)
 Cascade                                                     8,500                 375,360
 NACCO Industries                                            3,500                 404,600
                                                                                   779,960
MACHINERY-PUMPS (0.12%)
 Flowserve /1/                                               8,200                 277,652
MEDICAL INFORMATION SYSTEM (0.38%)
 Computer Programs & Systems                                 9,400                 357,200
 Per-Se Technologies /1/                                    23,300                 537,531
                                                                                   894,731
MEDICAL INSTRUMENTS (0.23%)
 Conmed /1/                                                 17,900                 538,969
 SurModics /1/                                                 200                   7,772
                                                                                   546,741
MEDICAL LASER SYSTEMS (0.14%)
 LCA-Vision                                                  7,200                 329,760
MEDICAL PRODUCTS (0.14%)
 PSS World Medical /1/                                      22,500                 328,950
MEDICAL STERILIZATION PRODUCT (0.10%)
 STERIS                                                      8,800                 239,096
MEDICAL-BIOMEDICAL/GENE (0.50%)
 Alexion Pharmaceuticals /1/                                 6,300                 164,052
 Bio-Rad Laboratories /1/                                    5,600                 336,168
 Celera Genomics Group /1/                                   8,500                 104,890
 Cell Genesys /1/                                            6,200                  37,262
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                              $
 Cytokinetics /1/                                           17,000                 151,640
 Genelabs Technologies /1/                                  80,245                  44,937
 Human Genome Sciences /1/                                   6,000                  87,900
 Telik /1/                                                  13,891                 236,147
                                                                                 1,162,996
MEDICAL-DRUGS (0.22%)
 Adolor /1/                                                 15,523                 150,728
 Auxilium Pharmaceuticals /1/                               13,800                  88,182
 Rigel Pharmaceuticals /1/                                   6,000                 129,870
 Valeant Pharmaceuticals International                       6,900                 136,137
                                                                                   504,917
MEDICAL-GENERIC DRUGS (0.08%)
 Alpharma                                                   13,400                 188,136
MEDICAL-HMO (0.02%)
 Sierra Health Services /1/                                    700                  47,208
MEDICAL-NURSING HOMES (0.41%)
 Kindred Healthcare /1/                                     26,000                 955,240
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.10%)
 Gentiva Health Services /1/                                 8,200                 158,178
 Res-Care /1/                                                5,700                  84,531
                                                                                   242,709
METAL PROCESSORS & FABRICATION (1.24%)
 CIRCOR International                                        9,100                 253,435
 Commercial Metals                                          36,200               1,040,388
 NN                                                         22,300                 290,123
 Quanex                                                     21,350               1,302,350
                                                                                 2,886,296
MISCELLANEOUS INVESTING (12.09%)
 Affordable Residential Communities                         27,400                 358,392
 Alexandria Real Estate Equities                             7,400                 595,330
 American Home Mortgage Investment                          37,021               1,421,977
 Anthracite Capital                                         83,900               1,002,605
 Boykin Lodging /1/                                          8,600                 128,914
 Capital Automotive                                         28,300               1,111,341
 Capital Trust                                               7,500                 250,875
 CarrAmerica Realty                                         56,300               2,186,692
 Equity Inns                                                61,900                 831,317
 FelCor Lodging Trust /1/                                   35,300                 548,915
 First Potomac Realty Trust                                  7,100                 187,085
 Gables Residential Trust                                   15,000                 651,450
 Government Properties Trust                                24,900                 243,273
 IMPAC Mortgage Holdings                                    33,300                 586,080
 Innkeepers USA Trust                                       68,800               1,057,456
 Kilroy Realty                                              18,600                 969,060
 Lexington Corporate Properties Trust                       66,200               1,587,476
 LTC Properties                                             27,700                 648,180
 Maguire Properties                                         24,900                 745,755
 Meristar Hospitality /1/                                  108,300                 966,036
 MFA Mortgage Investments                                   25,726                 179,053
 Mid-America Apartment Communities                          44,600               2,147,490
 National Health Investors                                  40,700               1,252,339
 New Century Financial                                       7,450                 390,231
 NovaStar Financial                                          9,800                 397,194
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                              $
 Parkway Properties                                          9,500                 508,725
 Pennsylvania Real Estate Invest Trust                      27,900               1,364,589
 Prentiss Properties Trust                                  29,200               1,181,724
 RAIT Investment Trust                                      36,800               1,166,192
 Saul Centers                                               20,000                 756,000
 Senior Housing Properties Trust                            41,800                 824,296
 Sun Communities                                            17,700                 616,845
 Taubman Centers                                            12,200                 433,588
 Urstadt Biddle Properties                                   5,200                  97,240
 Ventas                                                     26,900                 868,601
                                                                                28,262,316
MRI-MEDICAL DIAGNOSTIC IMAGING (0.07%)
 Alliance Imaging /1/                                       15,500                 159,030
MULTI-LINE INSURANCE (0.16%)
 Direct General                                              8,800                 164,032
 United Fire & Casualty                                      4,900                 219,422
                                                                                   383,454
MUSIC (0.13%)
 Steinway Musical Instruments /1/                            9,900                 294,921
NETWORKING PRODUCTS (0.64%)
 Adaptec /1/                                                51,800                 199,430
 Anixter International /1/                                  12,600                 523,656
 Black Box                                                   9,500                 416,100
 Hypercom /1/                                                7,900                  56,090
 SafeNet /1/                                                 9,052                 309,488
                                                                                 1,504,764
NON-HOTEL GAMBLING (0.23%)
 Argosy Gaming /1/                                           7,500                 350,925
 Isle of Capri Casinos /1/                                   6,800                 190,400
                                                                                   541,325
OFFICE AUTOMATION & EQUIPMENT (0.19%)
 Global Imaging Systems /1/                                    500                  17,330
 Imagistics International /1/                               14,100                 424,692
                                                                                   442,022
OFFICE SUPPLIES & FORMS (0.37%)
 John H. Harland                                            22,500                 869,175
OIL & GAS DRILLING (0.59%)
 TODCO /1/                                                  45,000               1,381,950
OIL COMPANY-EXPLORATION & PRODUCTION (2.10%)
 Cimarex Energy /1/                                         29,688               1,245,115
 Comstock Resources /1/                                     17,400                 481,806
 Energy Partners /1/                                         9,700                 256,662
 Harvest Natural Resources /1/                              13,500                 123,255
 Houston Exploration /1/                                     9,500                 549,005
 Southwestern Energy /1/                                    17,500                 964,425
 Stone Energy /1/                                           12,800                 681,088
 Swift Energy /1/                                           15,100                 615,778
                                                                                 4,917,134
OIL FIELD MACHINERY & EQUIPMENT (0.17%)
 Lone Star Technologies /1/                                  7,800                 398,034
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (0.02%)
                                                                              $
 Giant Industries /1/                                        1,300                  50,986
OIL-FIELD SERVICES (0.74%)
 Cal Dive International /1/                                  3,400                 201,348
 Hanover Compressor /1/                                      9,500                 138,130
 Oceaneering International /1/                               5,000                 214,500
 Oil States International /1/                               22,400                 662,592
 RPC                                                        10,500                 204,645
 Universal Compression Holdings /1/                          7,500                 304,125
                                                                                 1,725,340
PAPER & RELATED PRODUCTS (0.38%)
 Rock-Tenn                                                   8,700                 117,189
 Schweitzer-Mauduit International                           21,300                 556,995
 Wausau Paper                                               16,900                 212,602
                                                                                   886,786
PHYSICIAN PRACTICE MANAGEMENT (0.45%)
 Pediatrix Medical Group /1/                                13,400               1,050,828
POULTRY (0.15%)
 Gold Kist /1/                                               5,800                 118,320
 Sanderson Farms                                             5,600                 241,304
                                                                                   359,624
PRINTING-COMMERCIAL (0.16%)
 Banta                                                         700                  33,418
 Consolidated Graphics /1/                                     700                  29,820
 Valassis Communications /1/                                 7,700                 304,535
                                                                                   367,773
PRIVATE CORRECTIONS (0.16%)
 GEO Group /1/                                              13,400                 366,490
PROPERTY & CASUALTY INSURANCE (3.10%)
 American Physicians Capital /1/                             3,000                 119,550
 Argonaut Group /1/                                         22,300                 535,869
 Baldwin & Lyons                                               725                  19,756
 Infinity Property & Casualty                               10,600                 375,664
 LandAmerica Financial Group                                14,500                 908,860
 Midland                                                     7,900                 298,541
 Navigators Group /1/                                          800                  29,504
 PMA Capital /1/                                            80,100                 750,537
 ProAssurance /1/                                              800                  34,368
 RLI                                                         5,300                 252,280
 Safety Insurance Group                                     14,500                 524,755
 Selective Insurance Group                                  14,400                 716,976
 State Auto Financial                                        6,500                 204,425
 Stewart Information Services                               18,600                 875,316
 Zenith National Insurance                                  23,000               1,601,720
                                                                                 7,248,121
PUBLISHING-BOOKS (0.29%)
 Scholastic /1/                                             18,300                 676,551
PUBLISHING-NEWSPAPERS (0.06%)
 Journal Register /1/                                        7,400                 137,788
PUBLISHING-PERIODICALS (0.14%)
 Primedia /1/                                               77,500                 330,150
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RADIO (0.50%)
                                                                              $
 Radio One /1/                                              80,500               1,063,405
 Saga Communications /1/                                     7,300                 104,390
                                                                                 1,167,795
REAL ESTATE MANAGEMENT & SERVICES (0.21%)
 Jones Lang LaSalle /1/                                     10,100                 497,425
RENTAL-AUTO & EQUIPMENT (0.97%)
 Aaron Rents                                                25,300                 620,862
 Dollar Thrifty Automotive Group /1/                        17,400                 544,620
 Electro Rent /1/                                            7,100                 100,891
 Rent-A-Center /1/                                           8,500                 179,265
 Rent-Way /1/                                               27,700                 269,521
 United Rentals /1/                                         29,800                 554,280
                                                                                 2,269,439
RESEARCH & DEVELOPMENT (0.00%)
 PAREXEL International /1/                                     100                   1,987
RESORTS & THEME PARKS (0.05%)
 Six Flags /1/                                              22,900                 120,225
RETAIL-APPAREL & SHOE (2.24%)
 Aeropostale /1/                                            14,700                 438,795
 Brown Shoe                                                  9,500                 374,775
 Burlington Coat Factory Warehouse                          17,100                 701,613
 Charming Shoppes /1/                                       92,700               1,087,371
 Dress Barn /1/                                             19,600                 477,848
 Genesco /1/                                                 9,300                 346,611
 Kenneth Cole Productions                                    8,600                 256,022
 Men's Wearhouse /1/                                         5,950                 213,962
 Payless ShoeSource /1/                                     17,800                 345,676
 Stage Stores /1/                                           12,800                 565,376
 Too /1/                                                    16,200                 417,798
                                                                                 5,225,847
RETAIL-AUTO PARTS (0.13%)
 CSK Auto /1/                                               16,200                 303,102
RETAIL-AUTOMOBILE (1.07%)
 Asbury Automotive Group /1/                                44,300                 752,657
 Lithia Motors                                              46,800               1,457,820
 Sonic Automotive                                            4,600                 107,180
 United Auto Group                                           5,200                 183,820
                                                                                 2,501,477
RETAIL-BEDDING (0.01%)
 Linens 'N Things /1/                                          700                  18,375
RETAIL-COMPUTER EQUIPMENT (0.14%)
 Insight Enterprises /1/                                     9,400                 191,760
 Systemax /1/                                               20,100                 139,896
                                                                                   331,656
RETAIL-CONVENIENCE STORE (0.17%)
 Casey's General Stores                                      8,700                 189,312
 Pantry /1/                                                  4,600                 196,052
                                                                                   385,364
RETAIL-DISCOUNT (0.35%)
 ShopKo Stores /1/                                          32,400                 824,580
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-FABRIC STORE (0.13%)
                                                                              $
 Jo-Ann Stores /1/                                          10,935                 300,931
RETAIL-HYPERMARKETS (0.10%)
 Smart & Final /1/                                          17,400                 243,078
RETAIL-JEWELRY (0.23%)
 Movado Group                                                8,700                 168,084
 Zale /1/                                                   10,500                 357,000
                                                                                   525,084
RETAIL-PAWN SHOPS (0.40%)
 Cash America International                                 44,900                 934,818
RETAIL-RESTAURANTS (1.13%)
 Jack in the Box /1/                                        21,600                 821,880
 Landry's Seafood Restaurants                               35,100               1,093,365
 Luby's /1/                                                 10,100                 142,410
 O'Charley's /1/                                            11,100                 198,801
 Papa John's International /1/                               7,400                 318,940
 Ryan's Restaurant Group /1/                                 5,400                  70,362
                                                                                 2,645,758
RETAIL-SPORTING GOODS (0.01%)
 Sports Authority /1/                                          977                  31,069
RETAIL-TOY STORE (0.06%)
 Build-A-Bear Workshop /1/                                   5,600                 134,400
RETAIL-VIDEO RENTAL (0.01%)
 Movie Gallery                                               1,200                  30,096
SAVINGS & LOANS-THRIFTS (3.10%)
 BankAtlantic Bancorp                                       34,100                 611,754
 BankUnited Financial                                       13,800                 364,320
 Commercial Capital Bancorp.                                 5,126                 101,700
 Commercial Federal                                          7,700                 261,030
 Dime Community Bancshares                                  15,750                 255,465
 First Financial Holdings                                    4,500                 134,370
 First Niagara Financial Group                              62,830                 925,486
 First Place Financial                                       5,500                 121,935
 FirstFed Financial /1/                                      5,900                 368,632
 Flagstar Bancorp.                                          17,900                 329,897
 ITLA Capital /1/                                            2,800                 162,372
 MAF Bancorp                                                14,649                 646,167
 Ocwen Financial /1/                                        21,400                 163,710
 Partners Trust Financial Group                             30,400                 361,456
 Sterling Financial                                         16,087                 358,338
 Sterling Financial /1/                                     32,962               1,286,507
 TierOne                                                    13,000                 377,130
 WSFS Financial                                              7,400                 423,724
                                                                                 7,253,993
SEISMIC DATA COLLECTION (0.26%)
 Veritas DGC /1/                                            19,600                 603,680
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.58%)
 Cirrus Logic /1/                                           23,000                 171,810
 Emulex /1/                                                  8,200                 155,718
 Exar /1/                                                    5,800                  92,365
 Genesis Microchip /1/                                      11,500                 285,660
 Integrated Device Technology /1/                           40,000                 462,400
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (CONTINUED)
                                                                              $
 Standard Microsystems /1/                                   5,800                 147,668
 Vitesse Semiconductor /1/                                  20,600                  45,732
                                                                                 1,361,353
SEMICONDUCTOR EQUIPMENT (0.94%)
 Axcelis Technologies /1/                                   33,600                 232,176
 Cohu                                                        7,600                 187,036
 Credence Systems /1/                                       32,800                 357,192
 Entegris /1/                                               34,400                 404,888
 MKS Instruments /1/                                        18,100                 345,891
 Mykrolis /1/                                               19,700                 321,110
 Photronics /1/                                             13,200                 354,288
                                                                                 2,202,581
STEEL PIPE & TUBE (0.43%)
 NS Group /1/                                                9,600                 407,520
 Valmont Industries                                         23,100                 605,220
                                                                                 1,012,740
STEEL PRODUCERS (0.76%)
 Reliance Steel & Aluminum                                  15,900                 742,848
 Ryerson Tull                                                5,400                 103,140
 Schnitzer Steel Industries                                  5,800                 165,880
 Steel Dynamics                                             23,800                 765,408
                                                                                 1,777,276
STEEL-SPECIALTY (0.06%)
 Oregon Steel Mills /1/                                      6,300                 139,923
TELECOMMUNICATION EQUIPMENT (0.29%)
 Arris Group /1/                                            13,100                 144,624
 CommScope /1/                                              18,100                 305,709
 Ditech Communications /1/                                  10,700                  86,563
 North Pittsburgh Systems                                      700                  14,672
 UTStarcom /1/                                              15,200                 134,064
                                                                                   685,632
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.45%)
 Broadwing /1/                                              25,000                 125,000
 C-COR.net /1/                                              13,400                 111,622
 CIENA /1/                                                 162,200                 363,328
 MRV Communications /1/                                     34,100                  72,633
 Newport /1/                                                21,900                 300,030
 Sycamore Networks /1/                                      23,800                  84,728
                                                                                 1,057,341
TELECOMMUNICATION SERVICES (0.74%)
 Commonwealth Telephone Enterprises                          5,400                 231,120
 MasTec /1/                                                 31,600                 309,680
 Premiere Global Services /1/                              100,800               1,030,176
 Time Warner Telecom /1/                                    24,400                 165,676
                                                                                 1,736,652
TELEPHONE-INTEGRATED (0.67%)
 Cincinnati Bell /1/                                       178,500                 810,390
 CT Communications                                          32,600                 447,272
 General Communication /1/                                  17,100                 175,788
 Talk America Holdings /1/                                  14,500                 126,730
                                                                                 1,560,180
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEVISION (0.04%)
                                                                              $
 Sinclair Broadcast Group                                   10,100                  90,900
THEATERS (0.07%)
 Carmike Cinemas                                             5,500                 165,990
THERAPEUTICS (0.71%)
 AtheroGenics /1/                                           18,126                 301,798
 AVANIR Pharmaceuticals /1/                                117,500                 383,050
 Cypress Bioscience /1/                                     32,900                 450,730
 United Therapeutics /1/                                     9,700                 517,495
                                                                                 1,653,073
TOBACCO (0.79%)
 Alliance One International                                 48,200                 292,092
 Universal                                                  32,700               1,559,790
                                                                                 1,851,882
TOYS (0.27%)
 Jakks Pacific /1/                                          36,400                 623,896
TRANSPORT-EQUIPMENT & LEASING (0.65%)
 AMERCO /1/                                                  4,700                 271,848
 Gatx                                                       22,100                 835,380
 Greenbrier                                                  5,900                 170,510
 Interpool                                                  11,200                 240,800
                                                                                 1,518,538
TRANSPORT-RAIL (0.44%)
 Genesee & Wyoming /1/                                      21,600                 653,832
 RailAmerica /1/                                            31,300                 368,401
                                                                                 1,022,233
TRANSPORT-SERVICES (0.15%)
 Offshore Logistics /1/                                      9,400                 338,400
TRANSPORT-TRUCK (0.72%)
 Arkansas Best                                               4,700                 161,210
 Covenant Transport /1/                                      8,200                 110,700
 Overnite                                                   13,200                 569,052
 SCS Transportation /1/                                     21,200                 383,296
 U.S. Xpress Enterprises /1/                                12,000                 157,680
 Werner Enterprises                                         15,625                 296,406
                                                                                 1,678,344
TRAVEL SERVICES (0.08%)
 Navigant International /1/                                 14,800                 196,840
WATER (0.17%)
 American States Water                                       5,400                 167,940
 California Water Service Group                              5,400                 224,100
                                                                                   392,040
WEB PORTALS (0.16%)
 Earthlink /1/                                              23,800                 226,814
 United Online /1/                                          13,100                 150,781
                                                                                   377,595
WIRE & CABLE PRODUCTS (0.22%)
 Encore Wire /1/                                            15,050                 222,891
 General Cable /1/                                          17,700                 293,820
                                                                                   516,711
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.23%)
                                                                              $
 Powerwave Technologies /1/                                 47,800                 548,266
                                              TOTAL COMMON STOCKS              225,280,185

                                                Principal

                                                Amount                           Value

-------------------------------------------------------------------------------------------------
TREASURY BONDS (0.21%)
 U.S. Treasury /2/
                                                           $                  $
  1.88%; 11/30/05                                          485,000                 482,424
                                             TOTAL TREASURY BONDS                  482,424
                                                                              ------------

                             TOTAL PORTFOLIO INVESTMENTS (96.57%)              225,762,609
CASH AND RECEIVABLES, NET OF LIABILITIES (3.43%)                                 8,019,029
                                       TOTAL NET ASSETS (100.00%)             $233,781,638
                                                                              --------------

                            SCHEDULE OF INVESTMENTS
                         PARTNERS SMALLCAP VALUE FUND I

                           JULY 31, 2005 (UNAUDITED)


   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
23 Russell 2000    Buy        $7,677,834    $7,844,725     $166,891
September 2005
Futures


/1 //Non-income producing security./
/2 //Security or a portion of the security was pledged to cover margin /
  /requirements for futures contracts. At the end of the period, the value / /of these securities totaled $482,424 or 0.21% of net assets./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 43,658,491
Unrealized Depreciation                        (5,915,261)
                                             ------------
Net Unrealized Appreciation (Depreciation)     37,743,230
Cost for federal income tax purposes         $188,019,379

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP VALUE FUND II

                           JULY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (99.53%)
ADVERTISING SERVICES (0.03%)
                                                                         $
 EMAK Worldwide /1/                                     8,500                  80,750
AEROSPACE & DEFENSE (0.38%)
 Esterline Technologies /1/                            12,000                 512,880
 Herley Industries /1/                                 26,400                 515,856
                                                                            1,028,736
AEROSPACE & DEFENSE EQUIPMENT (0.43%)
 AAR /1/                                                8,100                 145,557
 Ducommun /1/                                          18,100                 398,562
 Fairchild /1/                                          4,700                  13,583
 HEICO                                                  1,000                  24,800
 Kaman                                                  4,800                  93,600
 Orbital Sciences /1/                                  15,600                 179,712
 SIFCO Industries /1/                                   5,600                  21,840
 Triumph Group /1/                                      7,500                 302,625
                                                                            1,180,279
AEROSPACE & DEFENSE-EQUIPMENT (0.04%)
 LMI Aerospace /1/                                     14,300                 115,687
AGRICULTURAL OPERATIONS (0.04%)
 Andersons                                                900                  37,449
 Griffin Land & Nurseries /1/                           1,602                  41,252
 Hines Horticulture /1/                                12,456                  43,596
                                                                              122,297
AIRLINES (2.46%)
 Alaska Air Group /1/                                  49,400               1,728,012
 Continental Airlines /1/                              88,800               1,403,928
 Frontier Airlines /1/                                 64,300                 789,604
 MAIR Holdings /1/                                     16,800                 151,872
 Mesa Air Group /1/                                    54,700                 461,668
 Midwest Express Holdings /1/                           2,500                   7,250
 Skywest                                              105,800               2,195,350
                                                                            6,737,684
APPAREL MANUFACTURERS (1.12%)
 Ashworth /1/                                           2,800                  23,268
 Cutter & Buck                                          1,900                  24,643
 Delta Apparel                                          1,600                  22,080
 G-III Apparel Group /1/                                6,800                  77,316
 Haggar                                                10,436                 234,393
 Hampshire Group /1/                                      688                  15,514
 Hartmarx /1/                                          17,100                 174,762
 Kellwood                                              50,500               1,227,655
 Lakeland Industries /1/                                1,900                  30,666
 Phillips-Van Heusen                                      100                   3,390
 Russell                                               59,700               1,129,524
 Superior Uniform Group                                 3,500                  45,500
 Tandy Brands Accessories                               6,000                  69,000
                                                                            3,077,711
APPLIANCES (0.01%)
 Applica /1/                                            5,000                  13,900
 Salton /1/                                             2,000                   4,480
                                                                               18,380
APPLICATIONS SOFTWARE (0.32%)
 Keane /1/                                             13,700                 171,798
 Mapinfo /1/                                            4,500                  50,400
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
APPLICATIONS SOFTWARE (CONTINUED)
                                                                         $
 PalmSource /1/                                        27,284                 212,815
 ScanSoft /1/                                         107,114                 440,239
                                                                              875,252
AUDIO & VIDEO PRODUCTS (0.04%)
 Cobra Electronics /1/                                  9,600                  84,384
 Emerson Radio /1/                                      6,400                  21,696
                                                                              106,080
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.00%)
 Collins Industries                                     1,300                   7,540
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.73%)
 American Axle & Manufacturing Holdings                14,200                 391,210
 ArvinMeritor                                          19,600                 373,772
 Collins & Aikman /1/                                  13,300                     772
 Dura Automotive Systems /1/                           34,700                 165,172
 Hayes Lemmerz International /1/                       14,504                 113,711
 IMPCO Technologies /1/                                 6,300                  29,484
 Modine Manufacturing                                  63,900               2,304,873
 Superior Industries International                     48,800               1,138,992
 Tower Automotive /1/                                   9,100                   1,183
 Visteon                                               24,800                 220,720
                                                                            4,739,889
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.10%)
 Aftermarket Technology /1/                             2,100                  36,435
 Proliance International /1/                           15,060                  94,728
 Standard Motor Products                                9,300                 130,200
                                                                              261,363
BATTERIES & BATTERY SYSTEMS (0.15%)
 Greatbatch /1/                                        16,500                 399,465
BEVERAGES-WINE & SPIRITS (0.02%)
 Cruzan International /1/                               2,435                  68,497
BREWERY (0.01%)
 Redhook Ale Brewery /1/                                8,700                  28,100
BROADCASTING SERVICES & PROGRAMMING (0.40%)
 4 Kids Entertainment /1/                               3,700                  74,370
 Gray Television                                       77,300                 993,305
 Medialink Worldwide /1/                               10,900                  33,681
                                                                            1,101,356
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.12%)
 Devcon International /1/                                 400                   5,080
 International Aluminum                                 2,800                  93,240
 NCI Building Systems /1/                               5,400                 208,548
 Patrick Industries /1/                                 2,100                  19,950
                                                                              326,818
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.34%)
 Insituform Technologies /1/                           48,976                 942,788
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 Comfort Systems /1/                                   18,900                 146,475
 Mestek /1/                                               600                  14,400
                                                                              160,875
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.22%)
 Texas Industries                                      40,600               2,989,378
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS-CEMENT & AGGREGATE (CONTINUED)
                                                                         $
 U.S. Concrete /1/                                     52,800                 353,760
                                                                            3,343,138
BUILDING PRODUCTS-LIGHT FIXTURES (0.00%)
 Catalina Lighting /1/                                    600                   4,740
 LSI Industries                                           600                   8,934
                                                                               13,674
BUILDING-HEAVY CONSTRUCTION (0.11%)
 Washington Group International /1/                     5,400                 291,276
 Williams Industries /1/                                  600                   2,208
                                                                              293,484
BUILDING-MAINTENANCE & SERVICE (0.01%)
 Integrated Electrical Services /1/                     7,500                  20,775
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.31%)
 Cavco Industries /1/                                  11,400                 347,586
 Coachmen Industries                                    6,900                  90,942
 Modtech Holdings /1/                                   2,500                  14,863
 Monaco Coach                                          10,000                 175,000
 National RV Holdings /1/                              18,500                 141,525
 Palm Harbor Homes /1/                                  4,776                  92,511
                                                                              862,427
BUILDING-RESIDENTIAL & COMMERCIAL (0.86%)
 Amrep                                                  1,900                  52,782
 Dominion Homes /1/                                     3,100                  66,991
 M/I Homes                                             25,600               1,526,272
 WCI Communities /1/                                   21,200                 719,952
                                                                            2,365,997
BUSINESS TO BUSINESS-E COMMERCE (0.42%)
 Agile Software /1/                                   124,600                 808,654
 Ariba /1/                                             17,200                 106,296
 ePlus /1/                                             16,600                 216,796
 webMethods /1/                                         3,600                  21,852
                                                                            1,153,598
CAPACITORS (0.49%)
 American Technical Ceramics /1/                        2,800                  38,388
 KEMET /1/                                            156,900               1,314,822
                                                                            1,353,210
CELLULAR TELECOMMUNICATIONS (0.68%)
 Boston Communications Group /1/                       31,700                  60,547
 Price Communications /1/                             102,100               1,800,023
                                                                            1,860,570
CHEMICALS-DIVERSIFIED (0.00%)
 Aceto                                                    400                   3,200
CHEMICALS-FIBERS (0.04%)
 Wellman                                               12,000                 100,080
CHEMICALS-OTHER (0.00%)
 CPAC                                                   2,200                  10,780
CHEMICALS-PLASTICS (0.54%)
 A. Schulman                                           55,900               1,055,392
 PolyOne /1/                                           20,200                 144,228
 Spartech                                              15,100                 282,823
                                                                            1,482,443
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (1.44%)
                                                                         $
 American Pacific /1/                                   4,900                  39,249
 H.B. Fuller                                            6,300                 217,539
 Minerals Technologies                                  5,300                 329,872
 NewMarket /1/                                          5,600                  94,136
 OM Group /1/                                          52,000               1,218,360
 Penford                                               15,900                 235,161
 Quaker Chemical                                        4,500                  83,250
 Stepan                                                11,300                 300,015
 Terra Industries /1/                                 169,225               1,421,490
                                                                            3,939,072
CIRCUIT BOARDS (0.15%)
 Merix /1/                                              9,100                  57,239
 SBS Technologies /1/                                  28,672                 286,433
 TTM Technologies /1/                                  10,700                  75,863
                                                                              419,535
COFFEE (0.14%)
 Farmer Brothers                                       15,900                 372,855
COLLECTIBLES (0.22%)
 Action Performance                                    33,500                 286,425
 Boyds Collection /1/                                 106,200                 199,656
 Department 56 /1/                                      5,900                  74,222
 Topps                                                  3,352                  34,392
                                                                              594,695
COMMERCIAL BANKS (2.47%)
 1st Source                                            37,900                 955,080
 AmeriServ Financial /1/                               24,600                 131,610
 Banc /1/                                                 100                   1,061
 Banner                                                21,400                 626,164
 Central Bancorp                                          600                  15,942
 Community Bank System                                 14,600                 351,130
 First Bank of Delaware /1/                             1,240                   3,608
 First Indiana                                            300                   9,699
 First Merchants                                       18,100                 494,130
 FNB                                                      400                   8,300
 FNB Financial Services                                 1,500                  26,175
 Irwin Financial                                       51,400               1,133,370
 Pinnacle Bancshares                                      200                   2,840
 Premier Financial Bancorp /1/                            700                   8,575
 Republic First Bancorp. /1/                              588                   7,814
 Simmons First National                                25,900                 705,257
 Sun Bancorp. /1/                                      32,905                 704,167
 Susquehanna Bancshares                                21,962                 589,021
 Texas United Bancshares                                  199                   3,831
 UMB Financial                                          7,300                 469,025
 Umpqua Holdings                                       20,816                 518,943
                                                                            6,765,742
COMMERCIAL SERVICE-FINANCE (0.14%)
 Century Business Services /1/                         25,538                 116,198
 NCO Group /1/                                         11,955                 243,643
 Newtek Business Services /1/                           9,900                  22,770
                                                                              382,611
COMMERCIAL SERVICES (2.23%)
 Central Parking                                       66,000                 957,000
 Kendle International /1/                               1,380                  25,323
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (CONTINUED)
                                                                         $
 Mac-Gray /1/                                          15,100                 166,855
 Mercury Air Group                                        600                   2,046
 Perceptron /1/                                         6,900                  49,680
 PHH /1/                                               13,700                 387,573
 Plexus /1/                                            77,800               1,122,654
 Quanta Services /1/                                  308,100               3,241,212
 Source Interlink /1/                                   6,292                  78,272
 Sourcecorp /1/                                         3,200                  70,368
                                                                            6,100,983
COMMUNICATIONS SOFTWARE (0.11%)
 Captaris /1/                                          67,100                 246,257
 SeaChange International /1/                            6,200                  46,996
                                                                              293,253
COMPUTER AIDED DESIGN (0.03%)
 MSC.Software /1/                                       5,100                  75,225
COMPUTER DATA SECURITY (0.01%)
 SCM Microsystems /1/                                  11,000                  33,550
COMPUTER SERVICES (0.23%)
 Analysts International /1/                            38,400                 144,000
 CIBER /1/                                             13,200                 103,224
 Computer Horizons /1/                                  9,100                  33,306
 Computer Task Group /1/                               18,500                  67,155
 iGate /1/                                              7,100                  27,690
 Inforte                                                2,400                  10,200
 Pomeroy Computer Resources /1/                         5,000                  64,550
 Sykes Enterprises /1/                                  8,600                  88,150
 Tier Technologies /1/                                  6,900                  66,240
 Tripos /1/                                             1,800                   6,912
 Xanser /1/                                             4,800                  12,480
                                                                              623,907
COMPUTERS-INTEGRATED SYSTEMS (0.72%)
 Agilysys                                               5,600                 108,304
 Brooktrout /1/                                         2,800                  27,832
 Cray /1/                                               9,400                  11,468
 Delphax Technologies /1/                               5,800                  17,110
 Echelon /1/                                           75,063                 631,280
 McData /1/                                           148,000                 716,320
 NetScout Systems /1/                                  56,800                 347,616
 NYFIX /1/                                              6,500                  51,805
 RadiSys /1/                                            4,000                  69,360
                                                                            1,981,095
COMPUTERS-MEMORY DEVICES (1.70%)
 Advanced Digital Information /1/                      21,100                 168,378
 Ciprico /1/                                            6,700                  26,264
 Datalink /1/                                           1,600                   6,240
 Dot Hill Systems /1/                                  20,700                 123,372
 Imation                                               61,900               2,683,365
 Iomega /1/                                            13,400                  40,870
 Maxtor /1/                                            32,500                 191,750
 Overland Storage /1/                                   6,600                  68,508
 Quantum /1/                                          330,900                 919,902
 Silicon Storage Technology /1/                        17,800                  84,016
 SimpleTech /1/                                        81,700                 346,408
                                                                            4,659,073
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.83%)
                                                                         $
 Astro-Med                                              9,200                  89,700
 Electronics for Imaging /1/                           98,073               2,066,398
 Franklin Electronic Publishers /1/                     5,200                  18,200
 InFocus /1/                                           15,100                  54,058
 Key Tronic /1/                                         3,000                  10,740
 Printronix                                             1,200                  21,840
                                                                            2,260,936
COMPUTERS-VOICE RECOGNITION (0.00%)
 Cognitronics /1/                                       1,100                   3,718
CONSULTING SERVICES (0.30%)
 Analex /1/                                             2,600                   9,100
 BearingPoint /1/                                      20,100                 165,021
 Clark                                                 31,700                 460,284
 First Consulting Group /1/                            10,600                  54,060
 Franklin Covey /1/                                     5,600                  40,936
 FTI Consulting /1/                                     1,200                  28,920
 Management Network Group /1/                          14,500                  33,350
 PDI /1/                                                2,100                  31,290
                                                                              822,961
CONSUMER PRODUCTS-MISCELLANEOUS (0.51%)
 CSS Industries                                        21,500                 811,410
 Russ Berrie                                           37,500                 600,000
                                                                            1,411,410
CONTAINERS-PAPER & PLASTIC (0.38%)
 Chesapeake                                            35,500                 791,650
 Graphic Packaging /1/                                    200                     770
 Longview Fibre                                        11,200                 250,656
                                                                            1,043,076
CRYSTAL & GIFTWARE (0.00%)
 Enesco Group /1/                                       3,000                   8,220
DATA PROCESSING & MANAGEMENT (0.03%)
 Pegasystems /1/                                       13,628                  83,267
DECISION SUPPORT SOFTWARE (0.42%)
 NetIQ /1/                                             99,600               1,140,420
DIAGNOSTIC EQUIPMENT (0.01%)
 BioVeris /1/                                           4,200                  22,050
DIAGNOSTIC KITS (0.15%)
 Quidel /1/                                            57,200                 406,120
DIRECT MARKETING (0.02%)
 SITEL /1/                                             10,000                  22,300
 Traffix                                                3,900                  25,584
                                                                               47,884
DISPOSABLE MEDICAL PRODUCTS (0.03%)
 Microtek Medical Holdings /1/                         19,072                  76,669
DISTRIBUTION-WHOLESALE (0.51%)
 Advanced Marketing Services                            3,300                  17,985
 Bell Microproducts /1/                                51,800                 539,238
 Handleman                                             39,400                 698,168
 Industrial Distribution Group /1/                      7,400                  78,440
 InfoSonics /1/                                           300                   1,137
 Jaco Electronics /1/                                   1,000                   4,300
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                         $
 Strategic Distribution /1/                             4,900                  51,156
                                                                            1,390,424
DIVERSIFIED MANUFACTURING OPERATIONS (2.90%)
 A.O. Smith                                            38,700               1,044,900
 American Biltrite /1/                                  1,000                  11,130
 Ameron International                                  14,500                 553,900
 AZZ /1/                                                6,700                 120,600
 Bairnco                                                3,100                  33,852
 Bell Industries /1/                                    2,900                   5,829
 EnPro Industries /1/                                  37,600               1,143,040
 Federal Signal                                        18,200                 318,500
 GP Strategies /1/                                     11,600                  97,208
 Lydall /1/                                             5,600                  53,480
 Myers Industries                                      13,610                 179,652
 Tredegar                                              70,300               1,132,533
 Trinity Industries                                    87,700               3,249,285
                                                                            7,943,909
E-MARKETING-INFORMATION (0.04%)
 E.piphany /1/                                         29,238                 110,812
E-SERVICES-CONSULTING (0.01%)
 Keynote Systems /1/                                    2,800                  36,988
 SumTotal Systems /1/                                   1,000                   4,380
                                                                               41,368
EDUCATIONAL SOFTWARE (0.13%)
 PLATO Learning /1/                                    42,700                 348,005
ELECTRIC-INTEGRATED (0.05%)
 Maine & Maritimes                                      2,700                  65,745
 Unitil                                                 2,100                  59,598
                                                                              125,343
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.86%)
 Benchmark Electronics /1/                              9,200                 294,400
 Blonder Tongue Laboratories /1/                        1,700                   4,335
 CTS                                                   66,300                 818,142
 Cubic                                                  6,800                 132,396
 IntriCon /1/                                           1,100                   6,435
 Methode Electronics                                    2,600                  32,864
 OSI Systems /1/                                       29,200                 521,220
 Planar Systems /1/                                    26,900                 210,358
 Sparton /1/                                            3,480                  34,278
 Stoneridge /1/                                         4,700                  47,047
 Sypris Solutions                                       7,992                 111,089
 Technitrol /1/                                        11,300                 146,222
                                                                            2,358,786
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.39%)
 Actel /1/                                             45,800                 708,984
 Advanced Power Technology /1/                            200                   1,520
 All American Semiconductor /1/                         6,800                  35,088
 Alliance Semiconductor /1/                             7,400                  19,684
 Applied Micro Circuits /1/                           570,100               1,716,001
 Bookham /1/                                           64,800                 205,416
 Brillian /1/                                           2,000                   6,260
 ESS Technology /1/                                    71,500                 289,575
 Ibis Technology /1/                                    2,800                   6,468
 Integrated Silicon Solution /1/                       65,900                 568,387
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                         $
 Lattice Semiconductor /1/                            208,500               1,073,775
 Richardson Electronics                                25,600                 226,560
 Skyworks Solutions /1/                                39,400                 288,802
 Three-Five Systems /1/                                 1,700                     595
 White Electronic Designs /1/                          44,000                 267,520
 Zoran /1/                                             78,500               1,130,400
                                                                            6,545,035
ELECTRONIC CONNECTORS (0.09%)
 Innovex /1/                                           34,600                 166,426
 Woodhead Industries                                    5,700                  81,111
                                                                              247,537
ELECTRONIC MEASUREMENT INSTRUMENTS (0.30%)
 Aehr Test Systems /1/                                  6,400                  16,832
 Analogic                                               4,900                 251,713
 LeCroy /1/                                               700                  10,227
 Molecular Devices /1/                                  7,960                 169,309
 Zygo /1/                                              32,800                 362,768
                                                                              810,849
ELECTRONIC PARTS DISTRIBUTION (0.04%)
 NU Horizons Electronics /1/                           15,500                 100,905
ELECTRONIC SECURITY DEVICES (0.05%)
 CompuDyne /1/                                         15,700                 119,791
 Vicon Industries /1/                                   1,600                   5,200
                                                                              124,991
ELECTRONICS-MILITARY (0.00%)
 Merrimac Industries /1/                                  800                   7,432
ENERGY-ALTERNATE SOURCES (0.06%)
 FuelCell Energy /1/                                   17,981                 178,012
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.66%)
 EMCOR Group /1/                                       28,300               1,457,450
 National Technical Systems /1/                         2,300                  13,064
 URS /1/                                                9,200                 344,540
                                                                            1,815,054
ENTERPRISE SOFTWARE & SERVICE (0.16%)
 JDA Software Group /1/                                13,642                 193,853
 Manugistics Group /1/                                  2,500                   4,825
 Neon Systems /1/                                       4,650                  13,996
 Opnet Technologies /1/                                 5,100                  40,035
 Pervasive Software /1/                                41,400                 180,508
                                                                              433,217
ENVIRONMENTAL CONSULTING & ENGINEERING (0.01%)
 TRC /1/                                                3,100                  36,921
FINANCE-AUTO LOANS (0.10%)
 Bay View Capital                                      12,300                 194,709
 Consumer Portfolio Services /1/                       15,100                  75,198
 First Investors Financial Services /1/                   800                   3,792
                                                                              273,699
FINANCE-CREDIT CARD (0.05%)
 Advanta                                                  400                  11,104
 Metris /1/                                             7,800                 115,830
                                                                              126,934
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (1.15%)
                                                                         $
 Knight Capital Group /1/                             201,200               1,589,480
 LaBranche /1/                                         28,800                 218,592
 Piper Jaffray /1/                                     37,800               1,300,698
 Stifel Financial /1/                                   1,100                  29,634
 SWS Group                                              1,200                  22,380
                                                                            3,160,784
FINANCE-LEASING COMPANY (0.01%)
 Californial First National Bancorp                     1,100                  12,386
 MicroFinancial                                         3,175                  14,923
                                                                               27,309
FINANCE-MORTGAGE LOAN/BANKER (0.01%)
 United Financial Mortgage /1/                          4,300                  18,404
FINANCE-OTHER SERVICES (0.07%)
 Aether Holdings /1/                                   56,484                 194,305
FINANCIAL GUARANTEE INSURANCE (0.46%)
 Triad Guaranty /1/                                    26,200               1,257,338
FISHERIES (0.07%)
 Zapata /1/                                            22,800                 183,540
FOOD-BAKING (0.01%)
 Tasty Baking                                           2,300                  19,918
FOOD-FLOUR & GRAIN (0.09%)
 MGP Ingredients                                       28,723                 249,028
FOOD-MISCELLANEOUS/DIVERSIFIED (2.30%)
 American Italian Pasta                                33,100                 696,755
 Cal-Maine Foods                                        5,800                  36,714
 Chiquita Brands International                         74,500               2,248,410
 Golden Enterprises                                       700                   2,800
 Hain Celestial Group /1/                              65,873               1,306,261
 John B. Sanfilippo & Son /1/                          14,826                 336,847
 M&F Worldwide /1/                                      3,400                  46,206
 Sensient Technologies                                 85,800               1,631,058
                                                                            6,305,051
FOOD-RETAIL (0.08%)
 Fresh Brands /1/                                       1,800                  13,590
 Ingles Markets                                           600                   9,480
 Pathmark Stores /1/                                    2,400                  26,736
 Weis Markets                                           4,300                 175,440
 Winn-Dixie Stores                                      5,400                   5,778
                                                                              231,024
FOOD-WHOLESALE & DISTRIBUTION (0.20%)
 Performance Food Group /1/                            18,000                 540,540
FOOTWEAR & RELATED APPAREL (0.25%)
 LaCrosse Footwear /1/                                  1,200                  12,853
 Phoenix Footwear Group /1/                            20,000                 126,000
 Steven Madden /1/                                     23,804                 532,020
 Vulcan International                                     200                  10,430
                                                                              681,303
FUNERAL SERVICE & RELATED ITEMS (0.65%)
 Alderwoods Group /1/                                   8,600                 137,600
 Carriage Services /1/                                 32,300                 203,813
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
FUNERAL SERVICE & RELATED ITEMS (CONTINUED)
                                                                         $
 Stewart Enterprises                                  190,600               1,431,406
                                                                            1,772,819
GAS-DISTRIBUTION (0.12%)
 South Jersey Industries                               11,600                 340,692
GOLF (0.05%)
 Callaway Golf                                          8,400                 125,916
HEALTH CARE COST CONTAINMENT (0.07%)
 Hooper Holmes                                         28,900                 121,091
 IntegraMed America /1/                                 8,580                  72,244
                                                                              193,335
HOME FURNISHINGS (1.43%)
 Bassett Furniture Industries                           5,600                 109,480
 Chromcraft Revington /1/                               2,500                  35,375
 Flexsteel Industries                                   2,364                  34,278
 Furniture Brands International                        96,500               1,848,940
 Kimball International                                 44,800                 603,904
 La-Z-Boy                                              94,600               1,264,802
 Rowe /1/                                               6,200                  23,250
                                                                            3,920,029
HOTELS & MOTELS (0.40%)
 Arlington Hospitality /1/                                700                     329
 Interstate Hotels & Resorts /1/                       25,800                 127,194
 Lodgian /1/                                            5,500                  57,035
 Marcus                                                38,000                 816,240
 ShoLodge /1/                                             900                   3,375
 Westcoast Hospitality /1/                             13,400                  95,140
                                                                            1,099,313
HOUSEWARES (0.19%)
 Libbey                                                   100                   1,755
 National Presto Industries                            11,500                 512,785
                                                                              514,540
HUMAN RESOURCES (1.52%)
 Ablest /1/                                             3,500                  26,810
 CDI                                                    3,900                  95,823
 Cross Country Healthcare /1/                          12,776                 252,198
 Edgewater Technology /1/                              11,900                  62,951
 Kelly Services                                         8,336                 253,581
 Medical Staffing Network Holdings /1/                 48,300                 274,827
 MPS Group /1/                                        188,100               2,230,866
 On Assignment /1/                                      4,800                  25,920
 RCM Technologies /1/                                   9,300                  40,548
 Spherion /1/                                         111,500                 880,850
 Westaff /1/                                            6,500                  24,895
                                                                            4,169,269
IDENTIFICATION SYSTEM-DEVELOPMENT (0.54%)
 Checkpoint Systems /1/                                 3,000                  51,840
 Paxar /1/                                             72,700               1,414,742
                                                                            1,466,582
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.00%)
 Rockford /1/                                           3,600                  12,960
INDUSTRIAL AUTOMATION & ROBOTS (0.09%)
 Gerber Scientific /1/                                 40,200                 242,004
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
INSTRUMENTS-CONTROLS (0.09%)
                                                                         $
 Frequency Electronics                                 10,900                 130,800
 Spectrum Control /1/                                  15,900                 112,572
                                                                              243,372
INSTRUMENTS-SCIENTIFIC (0.05%)
 Meade Instruments /1/                                 42,366                 110,575
 OI /1/                                                 1,700                  21,930
                                                                              132,505
INTERNET APPLICATION SOFTWARE (0.57%)
 Apropos Technology /1/                                19,000                  51,680
 Interwoven /1/                                        75,400                 597,168
 Raindance Communications /1/                         102,200                 217,686
 S1 /1/                                                15,400                  74,844
 Stellent /1/                                          49,000                 414,050
 Verity /1/                                            15,214                 153,205
 Vignette /1/                                           3,700                  58,349
                                                                            1,566,982
INTERNET CONNECTIVE SERVICES (0.13%)
 PC-Tel /1/                                            37,354                 345,151
INTERNET CONTENT-INFORMATION & NEWS (0.17%)
 Harris Interactive /1/                               112,800                 454,584
INTERNET FINANCIAL SERVICES (0.02%)
 InsWeb /1/                                             1,000                   3,250
 NetBank                                                6,800                  63,444
                                                                               66,694
INTERNET INCUBATORS (0.00%)
 Safeguard Scientifics /1/                              3,600                   4,860
INTERNET SECURITY (0.37%)
 ActivCard /1/                                         11,800                  56,522
 SonicWall /1/                                        131,100                 700,074
 WatchGuard Technologies /1/                           60,800                 267,520
                                                                            1,024,116
INTERNET TELEPHONY (0.01%)
 Net2Phone /1/                                          9,800                  17,934
INTIMATE APPAREL (0.02%)
 Warnaco Group /1/                                      2,300                  56,005
INVESTMENT COMPANIES (0.70%)
 MCG Capital                                           86,903               1,599,015
 Medallion Financial                                   31,600                 307,468
                                                                            1,906,483
LASERS-SYSTEMS & COMPONENTS (0.50%)
 Coherent /1/                                           6,300                 214,452
 Electro Scientific Industries /1/                     51,992               1,143,824
                                                                            1,358,276
LEISURE & RECREATION PRODUCTS (0.43%)
 GameTech International                                14,000                  41,300
 K2 /1/                                                86,200               1,146,460
                                                                            1,187,760
LIFE & HEALTH INSURANCE (2.27%)
 Ceres Group /1/                                       63,339                 399,036
 Citizens /1/                                           3,400                  23,052
 Delphi Financial Group                                12,200                 591,822
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                         $
 FBL Financial Group                                   42,900               1,282,710
 Great American Financial Resources                    22,600                 444,090
 Independence Holding                                   6,000                 106,500
 Penn Treaty American /1/                              18,225                 194,643
 Phoenix                                              172,900               2,178,540
 Presidential Life                                     53,596                 986,970
 Standard Management /1/                                1,700                   3,553
 UICI                                                     400                  12,340
                                                                            6,223,256
LINEN SUPPLY & RELATED ITEMS (0.04%)
 G & K Services                                         1,900                  75,620
 UniFirst                                                 600                  26,706
                                                                              102,326
MACHINERY TOOLS & RELATED PRODUCTS (0.13%)
 Hardinge                                               2,900                  44,370
 Regal Beloit                                          10,000                 315,000
                                                                              359,370
MACHINERY-FARM (0.09%)
 Alamo Group                                            9,800                 194,530
 Gehl /1/                                               1,141                  56,251
                                                                              250,781
MACHINERY-GENERAL INDUSTRY (0.92%)
 Applied Industrial Technologies                       12,850                 459,130
 Gardner Denver /1/                                     3,700                 152,070
 Kadant /1/                                            25,600                 584,960
 Robbins & Myers                                       26,800                 582,364
 TB Wood's /1/                                          2,800                  14,476
 Tecumseh Products                                     24,200                 726,000
                                                                            2,519,000
MACHINERY-MATERIAL HANDLING (0.01%)
 Key Technology /1/                                     1,700                  22,032
MEDICAL INFORMATION SYSTEM (0.00%)
 NWH                                                      600                   9,000
MEDICAL INSTRUMENTS (0.22%)
 Bruker BioSciences /1/                               108,914                 453,082
 Compex Technologies /1/                               16,716                  75,222
 Conmed /1/                                             1,000                  30,110
 New Brunswick Scientific /1/                           3,200                  19,136
 OrthoLogic /1/                                         8,400                  36,960
                                                                              614,510
MEDICAL LASER SYSTEMS (0.04%)
 IRIDEX /1/                                            12,900                 102,426
MEDICAL PRODUCTS (0.45%)
 ATS Medical /1/                                       11,800                  43,306
 Caliper Life Sciences /1/                              4,800                  33,648
 Encore Medical /1/                                    22,000                 125,840
 Hanger Orthopedic Group /1/                            1,100                   8,569
 Kewaunee Scientific                                      700                   6,212
 Misonix /1/                                              767                   5,070
 North American Scientific /1/                          1,300                   4,342
 Osteotech /1/                                         30,900                 136,887
 SONIC Innovations /1/                                 10,000                  51,000
 Span-America Medical Systems                           1,400                  16,310
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
                                                                         $
 SRI/Surgical Express /1/                               4,400                  23,100
 Synovis Life Technologies /1/                         21,100                 187,790
 Viasys Healthcare /1/                                  4,900                 121,716
 Zoll Medical /1/                                      17,200                 467,152
                                                                            1,230,942
MEDICAL-BIOMEDICAL/GENE (0.89%)
 Arena Pharmaceuticals /1/                             19,900                 172,533
 Avigen /1/                                             8,732                  31,348
 Cambrex                                               71,400               1,404,438
 Cell Genesys /1/                                       7,200                  43,272
 CuraGen /1/                                           10,500                  66,570
 Gene Logic /1/                                        14,000                  68,880
 Harvard Bioscience /1/                                47,800                 155,350
 Maxygen /1/                                           13,219                 118,310
 Nanogen /1/                                           18,500                  81,400
 Neose Technologies /1/                                47,700                 151,686
 Oscient Pharmaceuticals /1/                            6,000                  16,020
 Serologicals /1/                                       5,000                 115,000
 Vical /1/                                              4,200                  22,554
                                                                            2,447,361
MEDICAL-DRUGS (0.01%)
 Accelrys /1/                                           5,100                  27,999
MEDICAL-GENERIC DRUGS (0.08%)
 Alpharma                                              16,200                 227,448
MEDICAL-HOSPITALS (0.01%)
 Medcath /1/                                            1,365                  37,142
MEDICAL-NURSING HOMES (0.60%)
 Genesis HealthCare /1/                                36,300               1,632,411
 Kindred Healthcare /1/                                   100                   3,674
                                                                            1,636,085
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.17%)
 Air Methods /1/                                       19,700                 168,041
 Allied Healthcare International /1/                   30,200                 214,420
 American Shared Hospital Services                        800                   4,640
 National Home Health Care                              1,200                  14,820
 Pediatric Services of America /1/                      7,200                  77,688
                                                                              479,609
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.03%)
 D&K Healthcare Resources                               5,330                  77,019
METAL PROCESSORS & FABRICATION (0.55%)
 Ampco-Pittsburgh                                       4,900                  68,551
 CIRCOR International                                  28,200                 785,370
 Intermet                                                 100                       5
 Ladish /1/                                            13,000                 201,630
 Metals USA /1/                                         9,500                 197,505
 NN                                                     1,800                  23,418
 Wolverine Tube /1/                                     5,200                  34,372
 Worthington Industries                                10,800                 190,944
                                                                            1,501,795
METAL PROCESSORS & FABRICATORS (0.00%)
 North American Galvanizing & Coating /1/               4,300                   8,686
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
METAL PRODUCTS-DISTRIBUTION (0.15%)
                                                                         $
 A.M. Castle /1/                                       27,700                 421,317
METAL PRODUCTS-FASTENERS (0.01%)
 Chicago Rivet & Machine                                  300                   8,655
 Eastern                                                  400                  10,000
                                                                               18,655
METAL-IRON (0.12%)
 Gibraltar Industries                                  13,950                 334,382
MISCELLANEOUS MANUFACTURERS (0.26%)
 Applied Films /1/                                     26,800                 704,036
MOTION PICTURES & SERVICES (0.01%)
 Zomax /1/                                              5,200                  15,340
MRI-MEDICAL DIAGNOSTIC IMAGING (0.01%)
 Radiologix /1/                                         3,400                  15,334
MULTI-LINE INSURANCE (0.86%)
 Alfa                                                  17,642                 288,976
 Atlantic American /1/                                  7,500                  22,500
 Horace Mann Educators                                 77,900               1,556,442
 National Security Group                                  300                   6,600
 United Fire & Casualty                                10,800                 483,624
                                                                            2,358,142
MULTIMEDIA (0.34%)
 Entravision Communications /1/                       109,600                 937,080
MUSIC (0.04%)
 Steinway Musical Instruments /1/                       3,600                 107,244
NETWORKING PRODUCTS (2.38%)
 3Com /1/                                             698,000               2,540,720
 Adaptec /1/                                           30,400                 117,040
 Aeroflex /1/                                          19,058                 184,481
 Avici Systems /1/                                      4,900                  22,687
 Black Box                                             30,300               1,327,140
 Hypercom /1/                                          93,600                 664,560
 Performance Technologies /1/                           3,100                  19,406
 SafeNet /1/                                           44,000               1,504,360
 Stratos International /1/                              2,700                  14,985
 Zhone Technologies /1/                                38,500                 119,735
                                                                            6,515,114
NON-FERROUS METALS (0.29%)
 Brush Engineered Materials /1/                         9,200                 155,756
 USEC                                                  40,000                 627,600
                                                                              783,356
NON-HAZARDOUS WASTE DISPOSAL (0.08%)
 Waste Industries USA                                  15,702                 215,274
OFFICE AUTOMATION & EQUIPMENT (0.19%)
 IKON Office Solutions                                 53,400                 512,640
OFFICE FURNISHINGS-ORIGINAL (0.02%)
 Falcon Products /1/                                      600                      21
 Interface /1/                                          6,450                  65,855
                                                                               65,876
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
OFFICE SUPPLIES & FORMS (0.01%)
                                                                         $
 Nashua /1/                                             4,100                  34,235
 Standard Register                                        100                   1,525
                                                                               35,760
OIL & GAS (0.89%)
 Spinnaker Exploration /1/                             61,800               2,425,032
OIL COMPANY-EXPLORATION & PRODUCTION (1.32%)
 Callon Petroleum /1/                                   8,500                 154,785
 Castle Energy                                          5,000                  75,700
 Edge Petroleum /1/                                     5,600                  98,224
 Harvest Natural Resources /1/                            900                   8,217
 Meridian Resource /1/                                 24,200                 122,452
 Stone Energy /1/                                      48,600               2,586,006
 Swift Energy /1/                                         600                  24,468
 Whiting Petroleum /1/                                 14,000                 559,300
                                                                            3,629,152
OIL FIELD MACHINERY & EQUIPMENT (0.03%)
 Bolt Technology /1/                                    9,100                  72,345
 Lufkin Industries                                         34                   1,642
                                                                               73,987
OIL REFINING & MARKETING (0.29%)
 Adams Resources & Energy                               1,500                  31,425
 Giant Industries /1/                                  19,600                 768,712
                                                                              800,137
OIL-FIELD SERVICES (1.94%)
 Hanover Compressor /1/                                40,800                 593,232
 Matrix Service /1/                                    31,000                 180,885
 Seacor Smit /1/                                       33,100               2,192,544
 Universal Compression Holdings /1/                    57,600               2,335,680
                                                                            5,302,341
OPTICAL RECOGNITION EQUIPMENT (0.01%)
 Digimarc /1/                                           4,200                  26,376
PAPER & RELATED PRODUCTS (1.21%)
 Buckeye Technologies /1/                              30,100                 290,465
 Caraustar Industries /1/                              44,400                 531,468
 Glatfelter                                            79,800               1,017,450
 Pope & Talbot                                          7,700                  86,240
 Potlatch                                               6,400                 369,920
 Rock-Tenn                                             11,900                 160,293
 Schweitzer-Mauduit International                      26,700                 698,205
 Wausau Paper                                          13,400                 168,572
                                                                            3,322,613
PHARMACY SERVICES (0.11%)
 BioScrip /1/                                          40,600                 278,110
 Curative Health Services /1/                           5,300                  11,819
                                                                              289,929
PHYSICIAN PRACTICE MANAGEMENT (0.01%)
 OCA /1/                                               10,500                  17,430
PIPELINES (0.34%)
 TransMontaigne /1/                                    75,600                 930,636
PLATINUM (0.08%)
 Stillwater Mining /1/                                 25,400                 207,264
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
POLLUTION CONTROL (0.00%)
                                                                         $
 Catalytica Energy Systems /1/                          3,300                   5,973
POWER CONVERTER & SUPPLY EQUIPMENT (0.27%)
 C&D Technologies                                       6,800                  68,476
 Distributed Energy Systems /1/                        13,600                  93,840
 Espey Manufacturing & Electronics                        700                  21,420
 Magnetek /1/                                           5,700                  18,183
 Powell Industries /1/                                 18,800                 436,912
 Power-One /1/                                         17,900                  88,068
                                                                              726,899
PRINTING-COMMERCIAL (0.03%)
 Bowne                                                  1,800                  24,678
 Champion Industries                                    4,258                  18,522
 Outlook Group                                          3,100                  32,860
 Tufco Technologies /1/                                 1,300                   7,774
                                                                               83,834
PRIVATE CORRECTIONS (0.02%)
 Cornell /1/                                            2,900                  38,802
 Correctional Services /1/                              3,200                  18,496
                                                                               57,298
PROPERTY & CASUALTY INSURANCE (5.10%)
 21st Century Insurance Group                          23,400                 356,850
 American Physicians Capital /1/                        4,200                 167,370
 Argonaut Group /1/                                    50,300               1,208,709
 Baldwin & Lyons                                       33,400                 910,150
 BancInsurance /1/                                        600                   2,790
 CNA Surety /1/                                        37,000                 536,500
 Donegal Group                                         17,466                 385,649
 FPIC Insurance Group /1/                              18,100                 603,273
 Harleysville Group                                    55,411               1,221,813
 Infinity Property & Casualty                          37,300               1,321,912
 Investors Title                                          700                  25,249
 LandAmerica Financial Group                           32,700               2,049,636
 Meadowbrook Insurance Group /1/                       52,400                 271,956
 Merchants Group                                        1,500                  36,375
 Midland                                               16,000                 604,640
 Navigators Group /1/                                  22,800                 840,864
 NYMAGIC                                                8,700                 211,062
 Ohio Casualty                                              1                      26
 PMA Capital /1/                                       57,100                 535,027
 RLI                                                    4,700                 223,720
 RTW /1/                                                9,500                  92,625
 SCPIE Holdings /1/                                     7,800                 102,492
 Selective Insurance Group                             13,300                 662,207
 State Auto Financial                                   1,200                  37,740
 Stewart Information Services                          31,200               1,468,272
 Unico American /1/                                     4,800                  41,376
 United America Indemnity /1/                           2,404                  44,065
 Vesta Insurance Group                                  5,600                  14,504
                                                                           13,976,852
PUBLISHING-BOOKS (0.04%)
 Scholastic /1/                                         2,800                 103,516
RACETRACKS (0.07%)
 Dover Motorsports                                     30,700                 184,200
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
RADIO (0.80%)
                                                                         $
 Cumulus Media /1/                                    109,027               1,375,921
 Emmis Communications /1/                               7,100                 145,763
 Radio One /1/                                         40,590                 535,382
 Regent Communications /1/                              8,500                  49,895
 Spanish Broadcasting System /1/                       10,520                  90,472
                                                                            2,197,433
REAL ESTATE MANAGEMENT & SERVICES (0.00%)
 Kennedy-Wilson /1/                                       700                   7,840
REAL ESTATE OPERATOR & DEVELOPER (0.06%)
 Avatar Holdings /1/                                    1,700                  90,440
 BF Enterprises /1/                                     2,410                  20,533
 Californina Coastal Communities /1/                      900                  33,192
 Stratus Properties /1/                                   600                  10,740
                                                                              154,905
RECREATIONAL CENTERS (0.02%)
 Bally Total Fitness Holding /1/                       14,700                  52,920
RENTAL-AUTO & EQUIPMENT (0.68%)
 Dollar Thrifty Automotive Group /1/                   46,000               1,439,800
 Electro Rent /1/                                       6,500                  92,365
 Rent-Way /1/                                             100                     973
 United Rentals /1/                                    17,100                 318,060
                                                                            1,851,198
RESEARCH & DEVELOPMENT (0.38%)
 Albany Molecular Research /1/                         58,100                 901,712
 Discovery Partners International /1/                  47,100                 146,952
                                                                            1,048,664
RESORTS & THEME PARKS (0.43%)
 Bluegreen /1/                                         14,600                 259,296
 ILX Resorts                                            1,400                  13,188
 Six Flags /1/                                        170,300                 894,075
 Vail Resorts /1/                                         500                  14,205
                                                                            1,180,764
RESPIRATORY PRODUCTS (0.01%)
 Allied Healthcare Products /1/                         6,400                  32,960
RETAIL-APPAREL & SHOE (1.31%)
 Brown Shoe                                             2,500                  98,625
 Charlotte Russe Holding /1/                            8,813                 129,463
 Charming Shoppes /1/                                 205,700               2,412,861
 Goody's Family Clothing                               11,200                  86,688
 Mothers Work /1/                                       9,100                 116,571
 Payless ShoeSource /1/                                 2,100                  40,782
 Shoe Carnival /1/                                      4,900                 121,373
 Stage Stores /1/                                       8,500                 375,445
 Syms                                                   6,300                  94,689
 United Retail Group /1/                               15,400                 119,658
                                                                            3,596,155
RETAIL-AUTO PARTS (0.50%)
 Coast Distribution System                              2,900                  14,210
 PEP Boys-Manny, Moe & Jack                           100,100               1,360,359
                                                                            1,374,569
RETAIL-AUTOMOBILE (2.38%)
 Group 1 Automotive /1/                                43,500               1,263,240
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
RETAIL-AUTOMOBILE (CONTINUED)
                                                                         $
 Lithia Motors                                         27,600                 859,740
 Rush Enterprises /1/                                   7,100                 112,890
 Sonic Automotive                                      53,900               1,255,870
 United Auto Group                                     85,400               3,018,890
                                                                            6,510,630
RETAIL-BEDDING (0.78%)
 Linens 'N Things /1/                                  81,400               2,136,750
RETAIL-BOOKSTORE (0.02%)
 Books-A-Million                                        5,385                  55,196
RETAIL-COMPUTER EQUIPMENT (0.23%)
 GTSI /1/                                               2,200                  17,388
 Insight Enterprises /1/                               10,959                 223,563
 PC Connection /1/                                     44,300                 244,536
 PC Mall /1/                                           16,800                  71,400
 Systemax /1/                                          10,200                  70,992
                                                                              627,879
RETAIL-CONSUMER ELECTRONICS (0.05%)
 Rex Stores /1/                                           400                   6,216
 Tweeter Home Entertainment Group /1/                  36,800                 123,280
                                                                              129,496
RETAIL-DISCOUNT (0.99%)
 Big Lots /1/                                         204,900               2,657,553
 Duckwall-ALCO Stores /1/                               2,800                  65,744
                                                                            2,723,297
RETAIL-FABRIC STORE (0.44%)
 Hancock Fabrics                                        9,000                  62,100
 Jo-Ann Stores /1/                                     41,500               1,142,080
                                                                            1,204,180
RETAIL-HOME FURNISHINGS (0.05%)
 Bombay /1/                                             8,100                  40,500
 Haverty Furniture                                      6,700                  89,579
                                                                              130,079
RETAIL-HYPERMARKETS (0.05%)
 Smart & Final /1/                                      8,900                 124,333
RETAIL-JEWELRY (0.23%)
 Finlay Enterprises /1/                                16,200                 207,358
 Lazare Kaplan International /1/                       12,200                 139,568
 Movado Group                                           8,600                 166,152
 Whitehall Jewellers /1/                               15,100                 104,190
                                                                              617,268
RETAIL-LEISURE PRODUCTS (0.28%)
 West Marine /1/                                       37,600                 754,256
RETAIL-MAIL ORDER (0.20%)
 Blair                                                  1,700                  68,000
 J. Jill Group /1/                                      4,432                  72,286
 Sharper Image /1/                                     28,300                 408,652
                                                                              548,938
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.06%)
 Hastings Entertainment /1/                             1,300                   8,268
 PriceSmart /1/                                        17,655                 143,888
                                                                              152,156
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
RETAIL-MUSIC STORE (0.01%)
                                                                         $
 Trans World Entertainment /1/                          1,700                  17,850
RETAIL-PAWN SHOPS (0.07%)
 Cash America International                             9,400                 195,708
RETAIL-REGIONAL DEPARTMENT STORE (0.28%)
 Bon-Ton Stores                                        23,700                 512,631
 Gottschalks /1/                                       23,300                 256,766
                                                                              769,397
RETAIL-RESTAURANTS (0.94%)
 Bob Evans Farms                                       64,400               1,633,184
 Buca /1/                                               4,200                  25,620
 Champps Entertainment /1/                              5,575                  44,154
 Frisch's Restaurants                                     800                  19,840
 J Alexander's /1/                                      4,900                  49,049
 Landry's Seafood Restaurants                           4,900                 152,635
 Lone Star Steakhouse & Saloon                            200                   6,012
 Main Street Restaurant Group /1/                      26,100                 119,277
 O'Charley's /1/                                       10,600                 189,846
 Ryan's Restaurant Group /1/                           15,433                 201,092
 Smith & Wollensky Restaurant Group /1/                16,900                 109,005
 Worldwide Restaurant Concepts /1/                      3,000                  19,500
                                                                            2,569,214
RETAIL-SPORTING GOODS (0.16%)
 Sport Chalet /1/                                       3,200                  51,840
 Sports Authority /1/                                  12,200                 387,960
                                                                              439,800
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.00%)
 AMS Health Sciences /1/                                  100                     249
RETIREMENT & AGED CARE (0.19%)
 Capital Senior Living /1/                              6,800                  54,400
 Five Star Quality Care /1/                            27,400                 225,776
 Sunrise Senior Living /1/                              4,600                 243,800
                                                                              523,976
RUBBER & PLASTIC PRODUCTS (0.01%)
 Summa Industries                                       4,900                  38,122
RUBBER-TIRES (1.01%)
 Bandag                                                 4,400                 202,972
 Cooper Tire & Rubber                                 127,200               2,559,264
                                                                            2,762,236
SAVINGS & LOANS-THRIFTS (2.90%)
 Ameriana Bancorp.                                      3,000                  40,650
 BankUnited Financial                                   9,775                 258,060
 Beverly Hills Bancorp.                                17,190                 183,417
 Brookline Bancorp.                                    16,000                 256,160
 Camco Financial                                       10,400                 151,632
 CFS Bancorp.                                          11,500                 157,320
 Citizens South Banking                                12,800                 158,080
 Commercial Federal                                    62,000               2,101,800
 Cooperative Bankshares                                   900                  16,740
 EFC Bancorp.                                             300                  10,440
 First Defiance Financial                               7,600                 225,416
 First Federal Bancshares of Arkansas                     500                  11,355
 First Keystone Financial                                 100                   1,975
                                              Shares

                                              Held                          Value

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COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                         $
 First Niagara Financial Group                         10,200                 150,246
 First Pactrust Bancorp                                   200                   5,294
 First Place Financial                                 22,544                 499,801
 FirstBank                                              5,100                 140,250
 Flagstar Bancorp.                                     16,100                 296,723
 HF Financial                                           6,300                 117,495
 HMN Financial                                            200                   6,320
 Home Loan Financial                                      200                   3,880
 ITLA Capital /1/                                      10,100                 585,699
 LSB                                                    5,300                  90,895
 MAF Bancorp                                           14,176                 625,303
 MASSBANK                                               1,367                  46,820
 Matrix Bancorp. /1/                                    4,579                  59,710
 Meta Financial Group                                   3,600                  68,904
 MFB                                                      600                  15,954
 Northeast Bancorp.                                       900                  18,360
 Ocwen Financial /1/                                   27,800                 212,670
 Pacific Premier Bancorp /1/                            9,200                 108,560
 Parkvale Financial                                     3,700                 110,630
 Pocahontas Bancorp.                                    2,000                  27,940
 Provident Financial Services                          23,700                 418,542
 Riverview Bancorp.                                       500                  10,625
 Sound Federal Bancorp.                                 2,769                  45,107
 TF Financial                                           1,300                  36,400
 TierOne                                                4,022                 116,678
 Timberland Bancorp.                                    2,100                  48,951
 United Community Financial                            21,160                 234,665
 Willow Grove Bancorp.                                 17,600                 269,632
                                                                            7,945,099
SCHOOLS (0.00%)
 New Horizons Worldwide /1/                               700                   2,205
SEISMIC DATA COLLECTION (0.06%)
 Input/Output /1/                                      21,700                 157,108
 Veritas DGC /1/                                           90                   2,772
                                                                              159,880
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.65%)
 Anadigics /1/                                          6,800                  17,068
 Atmel /1/                                             62,300                 145,782
 Celeritek                                              2,600                     728
 Exar /1/                                              18,116                 288,497
 Genesis Microchip /1/                                 56,800               1,410,912
 Hifn /1/                                               4,000                  25,560
 Integrated Device Technology /1/                      24,700                 285,532
 Pericom Semiconductor /1/                             47,700                 447,903
 Sipex /1/                                              2,400                   5,280
 Standard Microsystems /1/                             34,200                 870,732
 Triquint Semiconductor /1/                            38,070                 143,143
 Vitesse Semiconductor /1/                            393,900                 874,458
                                                                            4,515,595
SEMICONDUCTOR EQUIPMENT (1.65%)
 Aetrium /1/                                              800                   2,424
 Axcelis Technologies /1/                              35,300                 243,923
 Credence Systems /1/                                 167,700               1,826,253
 Electroglas /1/                                       39,400                 163,510
 FSI International /1/                                 13,896                  53,361
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
                                                                         $
 Intest /1/                                               100                     380
 MKS Instruments /1/                                   98,900               1,889,979
 Nanometrics /1/                                       22,700                 260,142
 Rudolph Technologies /1/                               5,521                  84,140
                                                                            4,524,112
SHIP BUILDING (0.04%)
 Todd Shipyards                                         6,400                 121,600
SOFTWARE TOOLS (0.04%)
 Borland Software /1/                                  17,500                 117,425
STEEL PIPE & TUBE (0.71%)
 Northwest Pipe /1/                                     3,200                  83,232
 Shaw Group /1/                                        97,400               1,862,288
 Webco Industries /1/                                   1,100                   7,007
                                                                            1,952,527
STEEL PRODUCERS (1.44%)
 Carpenter Technology                                   6,000                 375,840
 Olympic Steel /1/                                      1,900                  30,400
 Reliance Steel & Aluminum                             15,400                 719,488
 Roanoke Electric Steel                                20,100                 392,151
 Ryerson Tull                                          46,000                 878,600
 Schnitzer Steel Industries                            10,600                 303,160
 Shiloh Industries /1/                                 20,153                 245,665
 Steel Dynamics                                        15,900                 511,344
 Steel Technologies                                    23,200                 497,176
                                                                            3,953,824
STEEL-SPECIALTY (0.17%)
 Material Sciences /1/                                  4,100                  61,500
 Oregon Steel Mills /1/                                12,100                 268,741
 Universal Stainless & Alloy /1/                        8,350                 134,018
                                                                              464,259
SUGAR (0.11%)
 Imperial Sugar                                        18,700                 293,590
TELECOMMUNICATION EQUIPMENT (0.39%)
 Anaren /1/                                             9,400                 135,830
 Applied Innovation /1/                                16,200                  76,302
 Channell Commercial /1/                                2,300                  17,480
 Communications Systems                                 7,600                  77,672
 Ditech Communications /1/                              7,500                  60,675
 Network Equipment Technologies /1/                    44,900                 206,540
 Preformed Line Products                                  600                  25,530
 Sunrise Telecom                                       88,800                 199,800
 Tollgrade Communications /1/                          23,500                 232,885
 Wireless Telecom Group                                 4,400                  12,848
 XETA Technologies /1/                                  8,425                  24,601
                                                                            1,070,163
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.98%)
 APA Optics /1/                                         2,500                   3,200
 C-COR.net /1/                                         74,100                 617,253
 CIENA /1/                                             14,100                  31,584
 Newport /1/                                           17,263                 236,503
 Optical Cable /1/                                      1,500                  10,035
 Sycamore Networks /1/                                502,000               1,787,120
                                                                            2,685,695
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION SERVICES (0.35%)
                                                                         $
 LCC International /1/                                 36,600                 102,114
 Lightbridge /1/                                       47,800                 344,160
 Time Warner Telecom /1/                               74,700                 507,213
                                                                              953,487
TELEPHONE-INTEGRATED (1.20%)
 CT Communications                                     33,700                 462,364
 D&E Communications                                     6,470                  73,564
 Hector Communications                                  4,200                 105,714
 IDT /1/                                                3,300                  42,801
 IDT /1/                                              114,300               1,484,757
 SureWest Communications                               26,200                 703,732
 Talk America Holdings /1/                             48,800                 426,512
                                                                            3,299,444
TELEVISION (0.73%)
 Acme Communications /1/                                3,500                  14,875
 Liberty                                               33,100               1,279,315
 LIN Television /1/                                    49,400                 702,468
                                                                            1,996,658
TEXTILE-APPAREL (0.17%)
 Perry Ellis International /1/                         17,000                 408,680
 Tag-It Pacific /1/                                     3,600                   8,100
 Unifi /1/                                             10,400                  45,032
                                                                              461,812
TEXTILE-HOME FURNISHINGS (0.02%)
 Decorator Industries                                   1,300                  10,400
 Quaker Fabric                                          7,900                  31,758
                                                                               42,158
TEXTILE-PRODUCTS (0.02%)
 Culp /1/ /1/                                             100                     455
 Dixie Group /1/                                        2,300                  41,653
                                                                               42,108
THERAPEUTICS (0.10%)
 Dendreon /1/                                           9,500                  55,860
 Neurogen /1/                                           8,272                  56,663
 Theragenics /1/                                       49,800                 175,794
                                                                              288,317
TOBACCO (0.85%)
 Alliance One International                            23,600                 143,016
 Universal                                             46,100               2,198,970
                                                                            2,341,986
TOOLS-HAND HELD (0.00%)
 Q.E.P. /1/                                               400                   4,444
TOYS (0.30%)
 Jakks Pacific /1/                                     47,300                 810,722
TRANSPORT-AIR FREIGHT (0.00%)
 AirNet Systems /1/                                     1,100                   4,477
TRANSPORT-EQUIPMENT & LEASING (0.19%)
 Gatx                                                   8,300                 313,740
 Interpool                                              7,000                 150,500
 Willis Lease Finance /1/                               5,400                  46,926
                                                                              511,166
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (0.25%)
                                                                         $
 GulfMark Offshore /1/                                  5,300                 145,962
 International Shipholding /1/                          8,700                 134,415
 Maritrans                                             15,300                 404,991
                                                                              685,368
TRANSPORT-RAIL (1.25%)
 Genesee & Wyoming /1/                                     62                   1,877
 Kansas City Southern /1/                             113,700               2,565,072
 Providence & Worcester Railroad                        3,600                  53,100
 RailAmerica /1/                                       68,700                 808,599
                                                                            3,428,648
TRANSPORT-SERVICES (0.55%)
 Offshore Logistics /1/                                41,900               1,508,400
TRANSPORT-TRUCK (0.23%)
 Allied Holdings /1/                                    1,900                   1,178
 Covenant Transport /1/                                   600                   8,100
 Marten Transport /1/                                   6,700                 167,601
 P.A.M. Transportation Services /1/                    14,700                 241,962
 Patriot Transportation Holding /1/                       300                  18,150
 SCS Transportation /1/                                 7,093                 128,241
 Transport Corp. of America /1/                         9,000                  62,640
                                                                              627,872
TRAVEL SERVICES (0.23%)
 Ambassadors International                             11,949                 179,235
 Navigant International /1/                             3,100                  41,230
 Pegasus Solutions /1/                                 37,300                 404,705
                                                                              625,170
VITAMINS & NUTRITION PRODUCTS (0.14%)
 Natrol /1/                                             7,900                  21,725
 Omega Protein /1/                                     46,300                 365,307
                                                                              387,032
WATER (0.24%)
 PICO Holdings /1/                                     22,300                 667,439
WEB HOSTING & DESIGN (0.03%)
 Globix /1/                                            27,800                  70,334
 Interland /1/                                          1,400                   3,220
                                                                               73,554
WIRE & CABLE PRODUCTS (0.21%)
 Belden CDT                                            22,600                 501,720
 Encore Wire /1/                                        5,400                  79,974
                                                                              581,694
WIRELESS EQUIPMENT (0.69%)
                                                                         $
 Audiovox /1/                                           1,600                  28,824
 CalAmp /1/                                            40,700                 334,147
 Carrier Access /1/                                     3,800                  20,140
 EMS Technologies /1/                                  20,132                 307,013
 Globecomm Systems /1/                                  4,496                  28,909
 Powerwave Technologies /1/                            93,530               1,072,789
 REMEC                                                  7,300                  45,114





                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (CONTINUED)
                                                                         $
 Telular /1/                                            3,500                  10,675
 Tessco Technologies /1/                                3,200                  44,800
                                                                            1,892,411
                                         TOTAL COMMON STOCKS              272,569,773
                                                                         ------------

                        TOTAL PORTFOLIO INVESTMENTS (99.53%)              272,569,773
CASH AND RECEIVABLES, NET OF LIABILITIES (0.47%)                            1,281,496
                                  TOTAL NET ASSETS (100.00%)             $273,851,269
                                                                         --------------

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP VALUE FUND II

                           JULY 31, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 36,405,684
Unrealized Depreciation                        (4,472,600)
                                             ------------
Net Unrealized Appreciation (Depreciation)     31,933,084
Cost for federal income tax purposes         $240,636,689

                            SCHEDULE OF INVESTMENTS
                           PREFERRED SECURITIES FUND

                           JULY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                               Value

-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (69.16%)
CELLULAR TELECOMMUNICATIONS (0.56%)
                                                                            $
 U.S. Cellular 7.50%                                      64,800               1,724,328
COMMERCIAL BANKS (6.14%)
 Banco Santander Central Hispano                          80,000               2,100,000
 Banco Totta & Acores Finance                             44,930               1,183,627
 BancorpSouth Capital Trust I                             24,200                 635,734
 Banesto Holdings /1/                                     11,000                 335,500
 Banknorth Capital Trust II                               27,600                 724,776
 Chittenden Capital Trust I                               28,900                 777,121
 Compass Capital III                                      43,400               1,126,230
 Lincoln National Capital V                               26,400                 687,456
 Lincoln National Capital VI                             120,637               3,166,721
 National Commerce Capital Trust II                       35,300                 918,905
 Provident Financial Group                                48,300               1,295,044
 Royal Bank of Scotland Group  5.75%                      20,000                 492,200
 Royal Bank of Scotland Group  6.35%                     149,632               3,835,068
 Royal Bank of Scotland Group  6.40%                      55,555               1,444,430
 Royal Bank of Scotland Group  7.875%                      3,000                  78,150
                                                                              18,800,962
DIVERSIFIED FINANCIAL SERVICES (3.26%)
 Citigroup Capital IX                                     39,000                 989,820
 Citigroup Capital VII                                    34,700                 899,424
 Citigroup Capital VIII                                  146,615               3,768,005
 Citigroup Capital XI                                     90,000               2,272,500
 General Electric Capital  5.875%                         50,400               1,276,128
 General Electric Capital  6.10%                           8,100                 209,304
 Household Capital Trust VII                              21,300                 558,486
                                                                               9,973,667
ELECTRIC-INTEGRATED (2.79%)
 Consolidated Edison 7.25%                                 3,000                  79,260
 Consolidated Edison 7.50%                                 4,000                 103,160
 Dominion Resources                                       23,000               1,253,500
 DTE Energy Trust I                                       18,800                 489,176
 Energy East Capital Trust I                              12,400                 319,548
 Entergy Arkansas                                          2,400                  61,608
 Entergy Louisiana                                        52,500               1,375,500
 Entergy Mississippi                                      42,200               1,108,172
 FPL Group                                                12,000                 783,960
 Georgia Power  5.70%                                     11,400                 287,280
 Georgia Power  5.90%                                     20,000                 507,200
 Mississippi Power                                        40,000               1,008,000
 Northern States Power                                    13,200                 351,912
 Tennessee Valley Authority                               21,700                 559,860
 Virginia Power Capital Trust II                           9,800                 257,544
                                                                               8,545,680
FIDUCIARY BANKS (0.28%)
 BNY Capital V                                            34,600                 861,194
FINANCE-COMMERCIAL (0.65%)
 CIT Group                                                80,000               1,992,504
FINANCE-CONSUMER LOANS (1.62%)
 HSBC Finance  6.00%                                      16,750                 421,598
 HSBC Finance  6.875%                                    117,710               3,063,991
 SLM                                                      59,300               1,486,058
                                                                               4,971,647
                                            Shares

                                            Held                               Value

-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (4.96%)
                                                                            $
 JP Morgan Chase Capital X                                85,400               2,232,356
 Lehman Brothers Holdings                                 58,500               1,515,735
 Lehman Brothers Holdings Capital Trust
  III                                                     47,200               1,201,712
 Lehman Brothers Holdings Capital Trust IV                11,200                 284,144
 Lehman Brothers Holdings Capital Trust VI                83,557               2,097,281
 Merrill Lynch Preferred Capital Trust IV                 34,000                 893,180
 Merrill Lynch Preferred Capital Trust V                  96,194               2,561,646
 Morgan Stanley Capital Trust II                          74,400               1,891,248
 Morgan Stanley Capital Trust IV                          20,600                 522,004
 St. Paul Capital Trust I                                 78,000               2,008,500
                                                                              15,207,806
FINANCE-MORTGAGE LOAN/BANKER (1.60%)
 Countrywide Financial                                   126,200               3,269,842
 Federal National Mortgage Association
  Series E                                                10,800                 459,675
 Federal National Mortgage Association
  Series O                                                20,900               1,158,644
                                                                               4,888,161
FINANCE-OTHER SERVICES (4.27%)
 ABN AMRO Capital Funding Trust V                        108,500               2,682,120
 ABN AMRO Capital Funding Trust VI                        12,352                 320,040
 ABN AMRO Capital Funding Trust VII                      150,000               3,795,000
 BBVA Preferred Capital                                  112,100               2,914,600
 National Rural Utilities Cooperative
  Finance  5.95%                                         106,400               2,608,928
 National Rural Utilities Cooperative
  Finance  7.40%                                          18,100                 466,799
 National Rural Utilities Cooperative
  Finance  7.625%                                         11,400                 293,664
                                                                              13,081,151
FINANCIAL GUARANTEE INSURANCE (1.62%)
 Ambac Financial Group  5.875%                            55,000               1,376,650
 Ambac Financial Group  5.95%                             45,500               1,155,245
 Ambac Financial Group  7.00%                              1,500                  38,565
 Financial Security Assurance
  Holdings  6.25%                                         60,525               1,536,125
 Financial Security Assurance
  Holdings  6.875%                                         5,200                 134,316
 PMI Group                                                29,000                 724,130
                                                                               4,965,031
FOOD-RETAIL (0.37%)
 Albertson's                                              49,620               1,128,855
GAS-DISTRIBUTION (0.18%)
 AGL Capital Trust II                                     21,400                 548,910
LIFE & HEALTH INSURANCE (1.84%)
 Delphi Financial Group                                   27,600                 729,675
 Hartford Life Capital II                                 38,000                 965,960
 PLC Capital Trust IV                                     32,300                 842,707
 PLC Capital Trust V                                      16,900                 423,852
 Prudential                                               85,900               2,260,888
 Torchmark Capital Trust I                                15,900                 410,220
                                                                               5,633,302
                                            Shares

                                            Held                               Value

-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
MEDICAL PRODUCTS (0.29%)
 Baxter International                                     15,700            $    884,224
MISCELLANEOUS INVESTING (9.40%)
 AMB Property                                             49,700               1,254,925
 AvalonBay Communities                                    16,100                 456,596
 BRE Properties  6.75% Series C                           15,000                 376,050
 BRE Properties  6.75% Series D                           13,376                 336,406
 BRE Properties  8.08% Series B                            6,800                 182,240
 CarrAmerica Realty                                       90,000               2,330,100
 Developers Diversified Realty                           113,000               2,945,910
 Duke Realty  6.60%                                       48,000               1,205,760
 Duke Realty  7.99%                                       10,000                 515,938
 Duke Realty  8.45%                                        2,600                  66,690
 Equity Office Properties Trust                           30,900                 826,575
 Equity Residential  Series D                             12,700                 340,995
 Federal Realty Investment Trust                          87,500               2,284,625
 HRPT Properties Trust  Series A                          16,800                 430,920
 HRPT Properties Trust  Series B                          82,103               2,219,244
 Kimco Realty                                              2,000                  51,060
 New Plan Excel Realty Trust                              45,300               1,200,450
 Prologis                                                 94,900               2,438,930
 Prologis Trust                                            1,400                  36,050
 PS Business Parks  7.60%                                  2,400                  61,248
 PS Business Parks  7.95%                                  4,700                 122,788
 Public Storage  Series B                                  3,100                  80,569
 Public Storage  Series D                                  3,000                  72,750
 Public Storage  Series E                                 15,728                 399,177
 Public Storage  Series R                                 29,000                 751,390
 Public Storage  Series S                                 40,400               1,046,360
 Public Storage  Series T                                 28,200                 736,020
 Public Storage  Series U                                 35,600                 930,940
 Public Storage  Series V                                 36,800                 957,904
 Realty Income                                             3,000                  79,020
 Regency Centers                                          35,800                 925,788
 United Dominion Realty Trust                              3,100                  82,770
 Vornado Realty Trust  6.625%  Series G                   80,700               2,001,360
 Vornado Realty Trust  6.75%   Series F                   25,448                 636,200
 Vornado Realty Trust  6.75%   Series H                   17,200                 427,764
                                                                              28,811,512
MONEY CENTER BANKS (1.69%)
 JP Morgan Chase Capital XI                                2,123                  52,056
 JP Morgan Chase Capital XII                              85,000               2,140,300
 JP Morgan Chase Capital XVI                              99,900               2,542,455
 National Westminster Bank                                17,500                 448,000
                                                                               5,182,811
MORTGAGE BANKS (1.30%)
 Abbey National  7.25%                                    31,500                 803,880
 Abbey National  7.375%                                   40,400               1,063,732
 Abbey National  7.375% Series B                          79,400               2,104,894
                                                                               3,972,506
MULTI-LINE INSURANCE (7.14%)
 AEGON                                                   159,900               4,106,232
 Hartford Capital III                                     39,100               1,007,607
 ING Groep  7.05%                                         74,900               1,960,882
 ING Groep  7.20%                                        154,600               4,087,624
 MetLife  5.875%                                          41,000               1,023,360
                                            Shares

                                            Held                               Value

-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
 MetLife  6.50%                                           81,400            $  2,056,164
 PartnerRe  6.50%                                        107,600               2,733,040
 PartnerRe  6.75%                                         56,900               1,461,192
 XL Capital  6.50%                                        98,300               2,300,220
 XL Capital  7.625%                                       43,700               1,147,562
                                                                              21,883,883
MULTIMEDIA (0.25%)
 Viacom                                                   30,300                 772,347
OIL COMPANY-EXPLORATION & PRODUCTION (0.52%)
 Nexen                                                    61,000               1,600,640
PIPELINES (0.35%)
 Dominion CNG Capital Trust I                             22,500                 579,600
 TransCanada PipeLines                                    19,200                 500,736
                                                                               1,080,336
PROPERTY & CASUALTY INSURANCE (1.86%)
 ACE                                                     120,000               3,222,000
 W.R. Berkley                                             98,700               2,467,500
                                                                               5,689,500
REGIONAL BANKS (9.33%)
 BAC Capital Trust I                                      30,800                 793,716
 BAC Capital Trust II                                     17,700                 457,545
 BAC Capital Trust III                                    11,700                 308,763
 Bank One Capital Trust VI                                43,300               1,114,109
 Comerica Capital Trust I                                 24,200                 622,182
 Fleet Capital Trust IV                                   43,400               1,121,456
 Fleet Capital Trust IX                                    3,700                  92,722
 Fleet Capital Trust VIII                                 16,600                 433,924
 PNC Capital Trust D                                     111,200               2,811,136
 SunTrust Capital IV                                      35,500                 917,675
 SunTrust Capital V                                       10,300                 265,946
 U.S. Bancorp. Capital III                                50,400               1,290,240
 Union Planter Preferred Funding /1/                          10               1,173,750
 USB Capital IV                                           72,000               1,856,880
 USB Capital V                                            22,400                 580,160
 USB Capital VI                                           96,500               2,378,725
 Wachovia                                                232,800               6,706,968
 Wells Fargo Capital IX                                   89,200               2,185,400
 Wells Fargo Capital Trust IV                             22,600                 583,306
 Wells Fargo Capital Trust V                              11,200                 289,968
 Wells Fargo Capital Trust VII                           103,400               2,586,034
                                                                              28,570,605
REINSURANCE (2.43%)
 Everest Re Capital Trust  6.20%                         103,500               2,532,645
 Everest Re Capital Trust  7.85%                          54,900               1,469,124
 PartnerRe Capital Trust I                                22,000                 572,000
 RenaissanceRe Holdings  6.08%                            43,500               1,011,375
 RenaissanceRe Holdings  7.30%                            35,800                 927,578
 RenaissanceRe Holdings  8.10%                            35,500                 924,775
                                                                               7,437,497
SPECIAL PURPOSE ENTITY (3.05%)
 Corporate-Backed Trust Certificates
  Series BLS                                              39,100               1,012,690
 Corporate-Backed Trust Certificates
  Series CIT                                              11,200                 307,664
                                            Shares

                                            Held                               Value

-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Corporate-Backed Trust Certificates                                        $
  Series JPM                                              14,200                 359,970
 Corporate-Backed Trust Certificates
  Series KEY  7.75%                                        9,400                 239,324
 Corporate-Backed Trust Certificates for
  BellSouth Telecommunications                             1,600                  40,832
 Corporate-Backed Trust Certificates for
  DaimlerChrysler  Series DCX 7.25%                       19,000                 473,100
 Corporate-Backed Trust Certificates for
  DaimlerChrysler  Series DCX 7.875%                      12,100                 304,920
 Corporate-Backed Trust Certificates for
  First Union Institutional Capital I
   7.50%                                                   2,100                  53,340
 Corporate-Backed Trust Certificates for
  First Union Institutional Capital I
   8.20%                                                   7,100                 195,889
 Corporate-Backed Trust Certificates for
  General Electric Capital Services                       15,200                 401,736
 Corporate-Backed Trust Certificates for
  Goldman Sachs Capital I                                 12,900                 318,630
 Corporate-Backed Trust Certificates for
  IBM                                                      1,400                  35,840
 Corporate-Backed Trust Certificates for
  Safeco Capital Trust I  8.70%                            9,800                 254,604
 Corporate-Backed Trust Certificates for
  Safeco Capital Trust I  8.75%                              200                   5,870
 Corporate-Backed Trust Certificates for
  Southern Capital Trust I                                 2,500                  63,275
 Corporate-Backed Trust Certificates for
  Verizon Global Funding  7.375%                          11,300                 295,834
 Corporate-Backed Trust Certificates for
  Verizon Global Funding  7.625%                          21,900                 578,160
 Corporate-Backed Trust Certificates
  Series BMY                                              16,800                 428,232
 Preferred Plus Trust  7.05%  MSD-1                       24,750                 643,500
 Preferred Plus Trust  7.30%  BLS-1                       16,400                 421,480
 Public Credit & Repackaged Securities
  Trust                                                   11,000                 281,820
 SATURNS  5.75%  Goldman Sachs                            10,900                 263,235
 SATURNS  6.00%  Goldman Sachs                             3,000                  73,950
 SATURNS  7.00%  CSFB                                     19,400                 506,825
 SATURNS  7.125%  BellSouth                               25,800                 654,030
 SATURNS  8.125%  Ford Motor Credit                        8,428                 188,534
 SATURNS  8.25%  Safeco                                    6,300                 165,816
 Trust Certificates 2001-2  IBM                            7,100                 182,470
 Trust Certificates 2001-3 BellSouth                       4,100                 105,083
 Trust Certificates 2001-4 BellSouth                      19,100                 489,915
                                                                               9,346,568
TELEPHONE-INTEGRATED (1.41%)
 SBC Communications                                       18,800                 482,784
 Telephone & Data Systems                                 74,301               1,928,111
 Verizon New England                                      69,862               1,816,412
 Verizon South                                             4,000                 101,440
                                                                               4,328,747
                                         TOTAL PREFERRED STOCKS              211,884,374

                                            Principal

                                            Amount                             Value

-----------------------------------------------------------------------------------------------
BONDS (29.51%)
AGRICULTURAL OPERATIONS (0.67%)
 AgFirst Farm Credit Bank
                                                       $                    $
  7.30%; 12/15/08 /1/                                  2,000,000               2,042,640
COMMERCIAL BANKS (6.83%)
 BanPonce Trust I
  8.33%; 02/01/27                                      2,000,000               2,150,526
 CBA Capital Trust I
  5.81%; 12/31/49 /1/                                  1,000,000               1,038,480
 Centura Capital Trust I
  8.85%; 06/01/27 /1/                                  3,000,000               3,322,158
 First Empire Capital Trust I
  8.23%; 02/01/27                                      1,500,000               1,618,095
 First Security Capital I
  8.41%; 12/15/26                                      1,000,000               1,085,033
 NIB Capital Bank
  5.82%; 12/11/13 /1/ /2/                              1,000,000               1,037,061
 North Fork Capital Trust II
  8.00%; 12/15/27                                      3,450,000               3,752,506
 Popular North America Capital Trust I
  6.56%; 09/15/34                                      1,000,000               1,073,632
 Swedbank
  9.00%; 03/17/10 /1/ /2/                              2,000,000               2,321,586
 Westpac Capital Trust III
  5.82%; 09/30/13 /1/                                  1,300,000               1,350,219
 Zions Institiute Capital A Trust
  8.54%; 12/15/26                                      2,000,000               2,172,962
                                                                              20,922,258
ELECTRIC-INTEGRATED (0.33%)
 Georgia Power Capital Trust VI
  4.88%; 11/01/42                                      1,000,000                 998,792
FINANCE-INVESTMENT BANKER & BROKER (0.56%)
 Goldman Sachs Group
  6.35%; 02/15/34                                        500,000                 528,694
 JP Morgan Capital Trust I
  7.54%; 01/15/27                                      1,100,000               1,177,351
                                                                               1,706,045
FINANCE-MORTGAGE LOAN/BANKER (1.18%)
 Countrywide Capital I
  8.00%; 12/15/26                                      3,500,000               3,617,758
FINANCE-OTHER SERVICES (1.75%)
 Sun Life Canada U.S. Capital Trust
  8.53%; 05/06/17 /1/                                  4,900,000               5,365,475
LIFE & HEALTH INSURANCE (2.33%)
 Jefferson-Pilot Capital Trust A
  8.14%; 01/15/46 /1/                                  1,000,000               1,077,717
 MIC Financing Trust I
  8.38%; 02/01/27 /1/                                  1,000,000               1,040,793
 Prudential
  6.50%; 12/23/08                                      5,000,000               5,008,050
                                                                               7,126,560
MONEY CENTER BANKS (5.98%)
 BankAmerica Institute
  8.07%; 12/31/26 /1/                                    500,000                 540,084
                                            Principal

                                            Amount                             Value

-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
 Bankers Trust Institutional Capital Trust
                                                       $                    $
  7.75%; 12/01/26 /1/                                  1,000,000               1,071,833
 BCI U.S. Funding Trust
  8.01%; 07/15/08 /1/                                  1,000,000               1,085,110
 BNP Paribas Capital Trust V
  7.20%; 09/30/49                                      1,900,000               1,976,684
 BT Capital Trust B
  7.90%; 01/15/27                                      1,500,000               1,608,666
 DBS Capital Funding
  7.66%; 03/15/49 /1/                                  1,500,000               1,688,762
 HBOS Capital Funding
  6.85%; 03/23/09                                      2,000,000               2,069,120
 Lloyds TSB Bank
  6.90%; 11/22/07                                      5,990,000               6,216,841
 Royal Bank of Scotland Capital Trust
  6.80%; 12/05/49                                      2,000,000               2,058,972
                                                                              18,316,072
PROPERTY & CASUALTY INSURANCE (1.03%)
 Executive Risk Capital Trust
  8.68%; 02/01/27                                      1,000,000               1,087,859
 W.R. Berkley Capital Trust
  8.20%; 12/15/45                                      2,000,000               2,065,748
                                                                               3,153,607
REAL ESTATE MANAGEMENT & SERVICES (0.34%)
 SocGen Real Estate
  7.64%; 12/29/49 /1/ /2/                              1,000,000               1,059,522
REGIONAL BANKS (4.27%)
 BankBoston
  7.75%; 12/15/26                                      1,000,000               1,073,343
 KeyCorp Capital II
  6.88%; 03/17/29                                      5,000,000               5,532,035
 PNC Financial Services
  8.63%; 12/31/26                                      2,000,000               2,178,422
  8.88%; 03/15/27                                      1,000,000               1,094,715
 Union Planters Capital Trust A
  8.20%; 12/15/26                                      3,000,000               3,216,453
                                                                              13,094,968
REINSURANCE (0.35%)
 RenaissanceRe Capital Trust
  8.54%; 03/01/27                                      1,000,000               1,084,436
SAVINGS & LOANS-THRIFTS (1.65%)
 Dime Capital Trust I
  9.33%; 05/06/27                                      2,500,000               2,753,712
 Great Western Financial
  8.21%; 02/01/27                                      2,131,000               2,299,066
                                                                               5,052,778
SPECIAL PURPOSE ENTITY (2.24%)
 CA Preferred Fund Trust
  7.00%; 10/30/48                                      5,600,000               5,848,024
                                            Principal

                                            Amount                             Value

-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Mangrove Bay Pass-Through Trust
                                                       $                    $
  6.10%; 07/15/33 /1/                                  1,000,000               1,005,710
                                                                               6,853,734
                                                    TOTAL BONDS               90,394,645
                                                                            ------------

                           TOTAL PORTFOLIO INVESTMENTS (98.67%)              302,279,019
CASH AND RECEIVABLES, NET OF LIABILITIES (1.33%)                               4,081,925
                                     TOTAL NET ASSETS (100.00%)             $306,360,944
                                                                            --------------

                            SCHEDULE OF INVESTMENTS
                           PREFERRED SECURITIES FUND

                           JULY 31, 2005 (UNAUDITED)


                                                         Unrealized
   Contract                   Opening       Current     Gain (Loss)
     Type       Commitment  Market Value  Market Value
--------------------------------------------------------------------
FUTURES CONTRACTS
95 U.S. Long      Sell      $11,066,125   $10,954,687     $111,438
Bond
September 2005
Futures


/1 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $26,556,400 or 8.67% of net assets.
/2 /Variable rate.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  4,276,912
Unrealized Depreciation                        (2,735,138)
                                             ------------
Net Unrealized Appreciation (Depreciation)      1,541,774
Cost for federal income tax purposes         $300,257,221

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2010 FUND

                           JULY 31, 2005 (UNAUDITED)


                                                                   Shares

                                                                   Held                              Value

---------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.09%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (100.09%) /1/
                                                                                                 $
 Bond & Mortgage Securities Fund                                           16,274,315             175,274,374
 Disciplined LargeCap Blend Fund                                            3,821,488              55,411,577
 International Growth Fund                                                  2,477,647              26,981,581
 LargeCap Growth Fund                                                       3,242,179              22,857,365
 LargeCap Value Fund                                                        1,393,179              16,146,940
 Money Market Fund                                                         47,021,975              47,021,975
 Partners LargeCap Growth Fund II                                           2,638,353              21,951,099
 Partners LargeCap Value Fund                                               2,101,307              29,187,159
 Preferred Securities Fund                                                  4,200,705              45,493,640
 Real Estate Securities Fund                                                2,112,764              45,868,112
 SmallCap S&P 600 Index Fund                                                1,415,161              24,270,007
                                                          TOTAL INVESTMENT COMPANIES              510,463,829
                                                                                                 ------------

                                               TOTAL PORTFOLIO INVESTMENTS (100.09%)              510,463,829
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.09%)                                                    (434,703)
                                                          TOTAL NET ASSETS (100.00%)             $510,029,126
                                                                                                 ---------------



/1 //Affiliated security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 46,639,740
Unrealized Depreciation                        (1,495,490)
                                             ------------
Net Unrealized Appreciation (Depreciation)     45,144,250
Cost for federal income tax purposes         $465,319,579

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2010 FUND

                           JULY 31, 2005 (UNAUDITED)

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                             OCTOBER 31, 2004                  PURCHASES                       SALES
                         ------------------------  ----------------------------------  ----------------------
                           SHARES        COST        SHARES                  COST       SHARES     PROCEEDS
                         ----------  ------------  ----------            ------------  ---------  -----------
 PRINCIPAL LIFETIME
 2010 FUND
 Bond & Mortgage          8,791,246  $ 94,471,234   7,784,830            $ 84,086,304    301,761  $ 3,276,557
 Securities Fund
 Disciplined LargeCap     2,549,511    32,527,690   1,344,326              18,572,438     72,349      995,339
 Blend Fund
 International Growth     2,024,496    15,732,800   1,172,918              12,033,733    719,767    7,533,328
 Fund
 LargeCap Growth Fund     2,165,588    12,621,188   1,137,681               7,447,864     61,090      401,702
 LargeCap Value Fund        904,133     8,603,177     514,314               5,698,598     25,268      282,973
 Money Market Fund       28,551,664    28,551,664  19,480,911              19,480,911  1,010,600    1,010,600
 Partners LargeCap        1,731,675    12,140,259     957,039               7,648,513     50,361      401,702
 Growth Fund II
 Partners LargeCap        1,393,442    14,992,739     746,828               9,955,633     38,963      520,429
 Value Fund
 Preferred Securities     2,049,577    22,301,108   2,230,001              24,419,377     78,873      870,535
 Fund
 Real Estate Securities   2,348,399    33,677,416   1,111,114              20,907,816  1,346,749   23,910,378
 Fund
 SmallCap S&P 600 Index     945,394                   495,092               7,782,354     25,325      401,701
 Fund                                  11,208,962                        ------------             -----------
                                     ------------
                                     $286,828,237                        $218,033,541             $39,605,244
                                     ============                        ============             ===========
 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                              JULY 31, 2005
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 2010 FUND
 Bond & Mortgage         16,274,315   $175,280,981
 Securities Fund
 Disciplined LargeCap     3,821,488     50,105,082
 Blend Fund
 International Growth     2,477,647     20,315,412
 Fund
 LargeCap Growth Fund     3,242,179     19,667,595
 LargeCap Value Fund      1,393,179     14,019,058
 Money Market Fund       47,021,975     47,021,975
 Partners LargeCap        2,638,353     19,387,431
 Growth Fund II
 Partners LargeCap        2,101,307     24,428,110
 Value Fund
 Preferred Securities     4,200,705     45,849,950
 Fund
 Real Estate Securities   2,112,764     30,653,374
 Fund
 SmallCap S&P 600 Index   1,415,161
 Fund                                   18,591,512
                                      ------------
                                      $465,320,480
                                      ============


                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2010 FUND
 Bond & Mortgage                $ 4,157,513              $     --                 $   68,056
 Securities Fund
 Disciplined LargeCap               231,468                   293                    142,091
 Blend Fund
 International Growth               956,836                82,207                  1,129,893
 Fund
 LargeCap Growth Fund                83,557                   245                         --
 LargeCap Value Fund                135,152                   256                    366,052
 Money Market Fund                  662,661                    --                         --
 Partners LargeCap                  128,017                   361                    156,189
 Growth Fund II
 Partners LargeCap                  274,043                   167                    150,367
 Value Fund
 Preferred Securities             2,186,974                    --                         --
 Fund
 Real Estate Securities           1,749,910               (21,480)                 1,886,597
 Fund
 SmallCap S&P 600 Index                                     1,897                    194,373
 Fund                               223,673              --------                 ----------
                                -----------
                                $10,789,804              $ 63,946                 $4,093,618
                                ===========              ========                 ========

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2020 FUND

                           JULY 31, 2005 (UNAUDITED)


                                                    Shares

                                                    Held                             Value

-----------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.80%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.80%) /1/
                                                                                  $
 Bond & Mortgage Securities Fund                            19,048,137             205,148,432
 Disciplined LargeCap Blend Fund                             9,628,534             139,613,737
 International Growth Fund                                   7,065,785              76,946,403
 LargeCap Growth Fund                                        7,472,267              52,679,480
 LargeCap Value Fund                                         3,188,220              36,951,468
 Partners LargeCap Growth Fund II                            6,090,734              50,674,909
 Partners LargeCap Value Fund                                4,485,248              62,300,101
 Partners SmallCap Growth Fund III /2/                       1,153,207              13,123,499
 Preferred Securities Fund                                   7,455,692              80,745,148
 Real Estate Securities Fund                                 3,556,363              77,208,641
 SmallCap S&P 600 Index Fund                                 1,228,662              21,071,557
 SmallCap Value Fund                                           741,984              13,533,796
                                           TOTAL INVESTMENT COMPANIES              829,997,171
                                                                                  ------------

                                 TOTAL PORTFOLIO INVESTMENTS (99.80%)              829,997,171
CASH AND RECEIVABLES, NET OF LIABILITIES (0.20%)                                     1,704,366
                                           TOTAL NET ASSETS (100.00%)             $831,701,537
                                                                                  --------------



/1 //Affiliated security./
/2 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 83,842,630
Unrealized Depreciation                        (2,270,273)
                                             ------------
Net Unrealized Appreciation (Depreciation)     81,572,357
Cost for federal income tax purposes         $748,424,814

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2020 FUND

                           JULY 31, 2005 (UNAUDITED)

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                             OCTOBER 31, 2004                  PURCHASES                      SALES
                         ------------------------  ---------------------------------  ----------------------
                           SHARES        COST       SHARES                  COST       SHARES     PROCEEDS
                         ----------  ------------  ---------            ------------  ---------  -----------
 PRINCIPAL LIFETIME
 2020 FUND
 Bond & Mortgage         10,988,650  $118,088,738  8,150,314            $ 88,304,365     90,827  $   981,649
 Securities Fund
 Disciplined LargeCap     5,761,231    73,507,288  3,913,262              53,994,156     45,959      625,923
 Blend Fund
 International Growth     4,329,740    35,321,876  3,246,477              33,379,998    510,432    5,343,834
 Fund
 LargeCap Growth Fund     4,571,416    26,801,270  2,936,643              19,193,321     35,792      230,404
 LargeCap Value Fund      1,901,005    18,352,838  1,301,730              14,412,504     14,515      162,232
 Partners LargeCap        3,658,200    26,139,597  2,461,566              19,626,575     29,032      230,405
 Growth Fund II
 Partners LargeCap        2,951,892    32,397,562  1,924,053              25,610,343    390,697    5,298,577
 Value Fund
 Partners SmallCap          824,452     5,670,095    325,666               2,757,872  1,150,118    9,547,199
 Growth Fund II
 Partners SmallCap               --            --  1,154,719              11,631,918      1,512       15,027
 Growth Fund III
 Preferred Securities     2,797,632    30,528,379  4,684,914              51,238,446     26,854      299,356
 Fund
 Real Estate Securities   2,436,780    34,539,448  1,633,240              30,743,845    513,657   10,312,961
 Fund
 SmallCap S&P 600 Index     768,943     9,505,824    465,155               7,292,523      5,436       86,102
 Fund
 SmallCap Value Fund        421,381     5,747,121    323,837               5,320,196      3,234       55,228
                                     ------------                       ------------             -----------
                                     $416,600,036                       $363,506,062             $33,188,897
                                     ============                       ============             ===========
 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                              JULY 31, 2005
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 2020 FUND
 Bond & Mortgage         19,048,137   $205,411,454
 Securities Fund
 Disciplined LargeCap     9,628,534    126,875,521
 Blend Fund
 International Growth     7,065,785     63,371,442
 Fund
 LargeCap Growth Fund     7,472,267     45,764,187
 LargeCap Value Fund      3,188,220     32,603,224
 Partners LargeCap        6,090,734     45,535,834
 Growth Fund II
 Partners LargeCap        4,485,248     52,733,162
 Value Fund
 Partners SmallCap               --             --
 Growth Fund II
 Partners SmallCap        1,153,207     11,616,899
 Growth Fund III
 Preferred Securities     7,455,692     81,467,469
 Fund
 Real Estate Securities   3,556,363     55,320,557
 Fund
 SmallCap S&P 600 Index   1,228,662     16,712,648
 Fund
 SmallCap Value Fund        741,984     11,012,417
                                      ------------
                                      $748,424,814
                                      ============



                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2020 FUND
 Bond & Mortgage                $ 4,957,430              $       --               $   86,961
 Securities Fund
 Disciplined LargeCap               535,810                      --                  328,172
 Blend Fund
 International Growth             2,090,511                  13,402                2,467,085
 Fund
 LargeCap Growth Fund               180,827                      --                       --
 LargeCap Value Fund                291,150                     114                  786,542
 Partners LargeCap                  276,762                      67                  337,319
 Growth Fund II
 Partners LargeCap                  594,694                  23,834                  325,474
 Value Fund
 Partners SmallCap                       --               1,119,232                  194,836
 Growth Fund II
 Partners SmallCap                       --                       8                       --
 Growth Fund III
 Preferred Securities             3,285,385                      --                       --
 Fund
 Real Estate Securities           2,140,653                 350,225                2,038,105
 Fund
 SmallCap S&P 600 Index             185,854                     403                  161,399
 Fund
 SmallCap Value Fund                327,695                     328                  304,544
                                -----------              ----------               ----------
                                $14,866,771              $1,507,613               $7,030,437
                                ===========              ==========               ==========

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2030 FUND

                           JULY 31, 2005 (UNAUDITED)


                                                    Shares

                                                    Held                             Value

-----------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.83%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.83%) /1/
                                                                                  $
 Bond & Mortgage Securities Fund                            11,919,234             128,370,149
 Disciplined LargeCap Blend Fund                             9,268,350             134,391,073
 International Growth Fund                                   7,275,730              79,232,699
 LargeCap Growth Fund                                        7,248,526              51,102,110
 LargeCap Value Fund                                         3,119,380              36,153,609
 Partners LargeCap Growth Fund II                            5,908,292              49,156,991
 Partners LargeCap Value Fund                                4,704,018              65,338,805
 Partners SmallCap Growth Fund III /2/                       1,270,320              14,456,236
 Preferred Securities Fund                                   3,197,489              34,628,804
 Real Estate Securities Fund                                 2,801,443              60,819,337
 SmallCap S&P 600 Index Fund                                 1,236,927              21,213,291
 SmallCap Value Fund                                           819,917              14,955,289
                                           TOTAL INVESTMENT COMPANIES              689,818,393
                                                                                  ------------

                                 TOTAL PORTFOLIO INVESTMENTS (99.83%)              689,818,393
CASH AND RECEIVABLES, NET OF LIABILITIES (0.17%)                                     1,179,400
                                           TOTAL NET ASSETS (100.00%)             $690,997,793
                                                                                  --------------



/1 //Affiliated security./
/2 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 83,238,260
Unrealized Depreciation                        (1,214,386)
                                             ------------
Net Unrealized Appreciation (Depreciation)     82,023,874
Cost for federal income tax purposes         $607,794,519

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2030 FUND

                           JULY 31, 2005 (UNAUDITED)

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                            OCTOBER 31, 2004                  PURCHASES                      SALES
                         -----------------------  ---------------------------------  ----------------------
                          SHARES        COST       SHARES                  COST       SHARES     PROCEEDS
                         ---------  ------------  ---------            ------------  ---------  -----------
 PRINCIPAL LIFETIME
 2030 FUND
 Bond & Mortgage         7,531,248  $ 80,789,318  4,613,562            $ 49,987,720    225,576  $ 2,445,481
 Securities Fund
 Disciplined LargeCap    6,143,074    78,379,923  3,299,122              45,443,370    173,846    2,433,540
 Blend Fund
 International Growth    4,549,580    36,285,124  2,853,448              29,286,867    127,298    1,338,746
 Fund
 LargeCap Growth Fund    4,776,109    27,667,906  2,611,382              17,039,840    138,965      913,325
 LargeCap Value Fund     1,985,411    18,794,729  1,191,279              13,175,271     57,310      646,173
 Partners LargeCap       3,824,982    27,058,266  2,196,972              17,488,697    113,662      913,324
 Growth Fund II
 Partners LargeCap       3,091,710    33,371,717  1,699,608              22,589,054     87,300    1,180,476
 Value Fund
 Partners SmallCap         995,896     6,846,375    338,926               2,863,936  1,334,822   11,087,395
 Growth Fund II
 Partners SmallCap              --            --  1,271,584              12,800,817      1,264       11,941
 Growth Fund III
 Preferred Securities    1,814,697    19,736,699  1,438,949              15,747,028     56,157      621,819
 Fund
 Real Estate Securities  1,827,439    25,684,669  1,019,783              19,122,663     45,779      853,828
 Fund
 SmallCap S&P 600 Index    836,671    10,437,765    422,945               6,624,461     22,689      362,941
 Fund
 SmallCap Value Fund       509,545     6,872,546    324,962               5,332,732     14,590      243,952
                                    ------------                       ------------             -----------
                                    $371,925,037                       $257,502,456             $23,052,941
                                    ============                       ============             ===========
 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                              JULY 31, 2005
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 2030 FUND
 Bond & Mortgage         11,919,234   $128,331,557
 Securities Fund
 Disciplined LargeCap     9,268,350    121,409,903
 Blend Fund
 International Growth     7,275,730     64,237,416
 Fund
 LargeCap Growth Fund     7,248,526     43,796,282
 LargeCap Value Fund      3,119,380     31,328,596
 Partners LargeCap        5,908,292     43,633,754
 Growth Fund II
 Partners LargeCap        4,704,018     54,788,601
 Value Fund
 Partners SmallCap               --             --
 Growth Fund II
 Partners SmallCap        1,270,320     12,788,889
 Growth Fund III
 Preferred Securities     3,197,489     34,861,919
 Fund
 Real Estate Securities   2,801,443     43,953,704
 Fund
 SmallCap S&P 600 Index   1,236,927     16,701,361
 Fund
 SmallCap Value Fund        819,917     11,962,536
                                      ------------
                                      $607,794,518
                                      ============



                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2030 FUND
 Bond & Mortgage                $ 3,203,633              $       --               $   58,877
 Securities Fund
 Disciplined LargeCap               558,022                  20,150                  345,896
 Blend Fund
 International Growth             2,165,249                   4,171                2,563,570
 Fund
 LargeCap Growth Fund               184,174                   1,861                       --
 LargeCap Value Fund                296,533                   4,769                  811,984
 Partners LargeCap                  284,447                     115                  348,584
 Growth Fund II
 Partners LargeCap                  607,486                   8,306                  336,990
 Value Fund
 Partners SmallCap                       --               1,377,084                  232,726
 Growth Fund II
 Partners SmallCap                       --                      13                       --
 Growth Fund III
 Preferred Securities             1,851,481                      11                       --
 Fund
 Real Estate Securities           1,591,305                     200                1,513,110
 Fund
 SmallCap S&P 600 Index             199,298                   2,076                  173,685
 Fund
 SmallCap Value Fund                391,888                   1,210                  364,202
                                -----------              ----------               ----------
                                $11,333,516              $1,419,966               $6,749,624
                                ===========              ==========               ==========

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2040 FUND

                           JULY 31, 2005 (UNAUDITED)


                                                    Shares

                                                    Held                            Value

----------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.80%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.80%) /1/
                                                                                 $
 Bond & Mortgage Securities Fund                            3,250,732              35,010,385
 Disciplined LargeCap Blend Fund                            4,397,847              63,768,777
 International Growth Fund                                  3,401,825              37,045,876
 LargeCap Growth Fund                                       3,559,300              25,093,062
 LargeCap Value Fund                                        1,515,087              17,559,860
 Partners LargeCap Growth Fund II                           2,877,339              23,939,463
 Partners LargeCap Value Fund                               2,292,395              31,841,372
 Partners SmallCap Growth Fund III /2/                        659,734               7,507,770
 Preferred Securities Fund                                    923,126               9,997,452
 Real Estate Securities Fund                                  730,857              15,866,902
 SmallCap S&P 600 Index Fund                                  615,674              10,558,813
 SmallCap Value Fund                                          423,595               7,726,374
                                          TOTAL INVESTMENT COMPANIES              285,916,106
                                                                                 ------------

                                TOTAL PORTFOLIO INVESTMENTS (99.80%)              285,916,106
CASH AND RECEIVABLES, NET OF LIABILITIES (0.20%)                                      566,240
                                          TOTAL NET ASSETS (100.00%)             $286,482,346
                                                                                 --------------



/1 //Affiliated security./
/2 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 32,051,556
Unrealized Depreciation                          (354,626)
                                             ------------
Net Unrealized Appreciation (Depreciation)     31,696,930
Cost for federal income tax purposes         $254,219,176

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2040 FUND

                           JULY 31, 2005 (UNAUDITED)

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                            OCTOBER 31, 2004                  PURCHASES                     SALES
                         -----------------------  ---------------------------------  --------------------
                          SHARES        COST       SHARES                  COST      SHARES    PROCEEDS
                         ---------  ------------  ---------            ------------  -------  -----------
 PRINCIPAL LIFETIME
 2040 FUND
 Bond & Mortgage         1,778,733  $ 19,079,171  1,568,740            $ 16,992,616   96,741  $ 1,051,042
 Securities Fund
 Disciplined LargeCap    2,574,878    32,854,633  1,957,252              27,003,273  134,283    1,848,876
 Blend Fund
 International Growth    1,881,539    15,361,201  1,621,447              16,670,176  101,161    1,005,853
 Fund
 LargeCap Growth Fund    2,046,940    11,977,055  1,620,508              10,599,835  108,148      709,104
 LargeCap Value Fund       832,956     8,024,721    726,847               8,047,806   44,716      492,957
 Partners LargeCap       1,618,539    11,535,465  1,345,882              10,737,330   87,082      701,372
 Growth Fund II
 Partners LargeCap       1,322,498    14,574,563  1,038,723              13,828,229   68,826      917,519
 Value Fund
 Partners SmallCap         454,565     3,198,432    213,636               1,810,280  668,201    5,553,409
 Growth Fund II
 Partners SmallCap              --            --    660,229               6,652,325      495        4,810
 Growth Fund III
 Preferred Securities      461,406     5,031,512    486,756               5,340,906   25,036      285,355
 Fund
 Real Estate Securities    423,737     6,204,648    326,207               6,141,012   19,087      362,694
 Fund
 SmallCap S&P 600 Index    355,694     4,474,562    277,921               4,358,552   17,941      282,096
 Fund
 SmallCap Value Fund       231,973     3,230,732    203,980               3,349,411   12,358      201,497
                                    ------------                       ------------           -----------
                                    $135,546,695                       $131,531,751           $13,416,584
                                    ============                       ============           ===========
 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                              JULY 31, 2005
                         -----------------------
                          SHARES         COST
                         ---------  --------------
 PRINCIPAL LIFETIME
 2040 FUND
 Bond & Mortgage         3,250,732   $ 35,020,745
 Securities Fund
 Disciplined LargeCap    4,397,847     58,010,539
 Blend Fund
 International Growth    3,401,825     31,025,533
 Fund
 LargeCap Growth Fund    3,559,300     21,870,278
 LargeCap Value Fund     1,515,087     15,582,431
 Partners LargeCap       2,877,339     21,572,931
 Growth Fund II
 Partners LargeCap       2,292,395     27,485,509
 Value Fund
 Partners SmallCap              --             --
 Growth Fund II
 Partners SmallCap         659,734      6,647,515
 Growth Fund III
 Preferred Securities      923,126     10,087,548
 Fund
 Real Estate Securities    730,857     11,984,992
 Fund
 SmallCap S&P 600 Index    615,674      8,551,798
 Fund
 SmallCap Value Fund       423,595      6,379,356
                                     ------------
                                     $254,219,175
                                     ============



                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2040 FUND
 Bond & Mortgage                 $  825,618               $     --                $   14,273
 Securities Fund
 Disciplined LargeCap               242,738                  1,509                   148,601
 Blend Fund
 International Growth               919,715                      9                 1,085,419
 Fund
 LargeCap Growth Fund                82,082                  2,492                        --
 LargeCap Value Fund                129,353                  2,861                   349,149
 Partners LargeCap                  124,118                  1,508                   151,250
 Growth Fund II
 Partners LargeCap                  270,086                    236                   147,733
 Value Fund
 Partners SmallCap                       --                544,697                   108,780
 Growth Fund II
 Partners SmallCap                       --                     --                        --
 Growth Fund III
 Preferred Securities               504,027                    485                        --
 Fund
 Real Estate Securities             387,716                  2,026                   358,513
 Fund
 SmallCap S&P 600 Index              87,040                    780                    75,569
 Fund
 SmallCap Value Fund                182,605                    710                   169,704
                                 ----------               --------                ----------
                                 $3,755,098               $557,313                $2,608,991
                                 ==========               ========                ==========

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2050 FUND

                           JULY 31, 2005 (UNAUDITED)


                                                    Shares

                                                    Held                            Value

----------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.58%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.58%) /1/
                                                                                 $
 Bond & Mortgage Securities Fund                              749,238               8,069,295
 Disciplined LargeCap Blend Fund                            2,157,342              31,281,455
 International Growth Fund                                  1,740,672              18,955,923
 LargeCap Growth Fund                                       1,716,686              12,102,636
 LargeCap Value Fund                                          727,027               8,426,239
 Partners LargeCap Growth Fund II                           1,387,511              11,544,091
 Partners LargeCap Value Fund                               1,112,224              15,448,785
 Partners SmallCap Growth Fund III /2/                        344,577               3,921,289
 Preferred Securities Fund                                    236,008               2,555,966
 Real Estate Securities Fund                                  143,523               3,115,894
 SmallCap S&P 600 Index Fund                                  306,951               5,264,212
 SmallCap Value Fund                                          221,924               4,047,891
                                          TOTAL INVESTMENT COMPANIES              124,733,676
                                                                                 ------------

                                TOTAL PORTFOLIO INVESTMENTS (99.58%)              124,733,676
CASH AND RECEIVABLES, NET OF LIABILITIES (0.42%)                                      524,831
                                          TOTAL NET ASSETS (100.00%)             $125,258,507
                                                                                 --------------



/1 //Affiliated security./
/2 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 15,188,212
Unrealized Depreciation                           (96,010)
                                             ------------
Net Unrealized Appreciation (Depreciation)     15,092,202
Cost for federal income tax purposes         $109,641,474

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2050 FUND

                           JULY 31, 2005 (UNAUDITED)

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                                OCTOBER 31, 2004               PURCHASES                    SALES              JULY 31, 2005
                             ----------------------  ------------------------------  -------------------  -----------------------
                              SHARES       COST      SHARES                COST      SHARES    PROCEEDS    SHARES         COST
                             ---------  -----------  -------            -----------  -------  ----------  ---------  --------------
 PRINCIPAL LIFETIME 2050
 FUND
 Bond & Mortgage Securities    443,902  $ 4,772,935  322,555            $ 3,494,988   17,219  $  186,502    749,238   $  8,081,421
 Fund
 Disciplined LargeCap Blend  1,318,738   16,825,497  887,600             12,254,786   48,996     679,401  2,157,342     28,401,903
 Fund
 International Growth Fund   1,008,552    8,245,226  769,479              7,908,297   37,359     386,328  1,740,672     15,767,372
 LargeCap Growth Fund        1,050,799    6,152,691  704,616              4,603,229   38,729     255,570  1,716,686     10,500,700
 LargeCap Value Fund           435,024    4,188,739  307,910              3,410,695   15,907     176,460    727,027      7,423,198
 Partners LargeCap Growth      832,341    5,924,824  586,951              4,677,187   31,781     254,750  1,387,511     10,347,517
 Fund II
 Partners LargeCap Value       675,921    7,393,247  461,323              6,143,159   25,020     333,860  1,112,224     13,202,914
 Fund
 Partners SmallCap Growth      251,215    1,799,880  102,820                872,811  354,035   2,938,947         --             --
 Fund II
 Partners SmallCap Growth           --           --  349,416              3,513,994    4,839      50,330    344,577      3,463,705
 Fund III
 Preferred Securities Fund     122,220    1,337,689  120,369              1,317,601    6,581      71,732    236,008      2,583,558
 Real Estate Securities         87,866    1,247,921   58,436              1,097,102    2,779      53,286    143,523      2,291,886
 Fund
 SmallCap S&P 600 Index        187,691    2,383,317  126,021              1,975,514    6,761     106,573    306,951      4,252,470
 Fund
 SmallCap Value Fund           128,606    1,794,848   98,149              1,609,706    4,831      79,930    221,924      3,324,829
                                        -----------                     -----------           ----------              ------------
                                        $62,066,814                     $52,879,069           $5,573,669              $109,641,473
                                        ===========                     ===========           ==========              ============



                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2050 FUND
 Bond & Mortgage                 $  198,087               $     --                $    3,477
 Securities Fund
 Disciplined LargeCap               121,563                  1,021                    74,340
 Blend Fund
 International Growth               482,310                    177                   568,974
 Fund
 LargeCap Growth Fund                41,200                    350                        --
 LargeCap Value Fund                 66,054                    224                   178,135
 Partners LargeCap                   62,367                    256                    75,958
 Growth Fund II
 Partners LargeCap                  135,010                    368                    73,764
 Value Fund
 Partners SmallCap                       --                266,256                    58,766
 Growth Fund II
 Partners SmallCap                       --                     41                        --
 Growth Fund III
 Preferred Securities               130,590                     --                        --
 Fund
 Real Estate Securities              78,467                    149                    72,840
 Fund
 SmallCap S&P 600 Index              44,927                    212                    38,998
 Fund
 SmallCap Value Fund                 99,004                    205                    92,010
                                 ----------               --------                ----------
                                 $1,459,579               $269,259                $1,237,262
                                 ==========               ========                ==========

                            SCHEDULE OF INVESTMENTS
                    PRINCIPAL LIFETIME STRATEGIC INCOME FUND

                           JULY 31, 2005 (UNAUDITED)


                                                    Shares

                                                    Held                             Value

-----------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.91%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.91%) /1/
                                                                                  $
 Bond & Mortgage Securities Fund                             8,549,505              92,078,171
 Disciplined LargeCap Blend Fund                               936,390              13,577,654
 International Growth Fund                                     846,225               9,215,387
 LargeCap Growth Fund                                          815,368               5,748,342
 LargeCap Value Fund                                           343,398               3,979,979
 Money Market Fund                                          57,094,544              57,094,544
 Partners LargeCap Growth Fund II                              637,001               5,299,847
 Partners LargeCap Value Fund                                  515,193               7,156,036
 Preferred Securities Fund                                   2,365,587              25,619,310
 Real Estate Securities Fund                                   767,068              16,653,046
 SmallCap S&P 600 Index Fund                                   308,753               5,295,114
                                           TOTAL INVESTMENT COMPANIES              241,717,430
                                                                                  ------------

                                 TOTAL PORTFOLIO INVESTMENTS (99.91%)              241,717,430
CASH AND RECEIVABLES, NET OF LIABILITIES (0.09%)                                       222,385
                                           TOTAL NET ASSETS (100.00%)             $241,939,815
                                                                                  --------------



/1 //Affiliated security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 14,264,703
Unrealized Depreciation                          (826,743)
                                             ------------
Net Unrealized Appreciation (Depreciation)     13,437,960
Cost for federal income tax purposes         $228,279,470

                            SCHEDULE OF INVESTMENTS
                    PRINCIPAL LIFETIME STRATEGIC INCOME FUND

                           JULY 31, 2005 (UNAUDITED)

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                             OCTOBER 31, 2004                  PURCHASES                       SALES
                         ------------------------  ----------------------------------  ----------------------
                           SHARES        COST        SHARES                  COST       SHARES     PROCEEDS
                         ----------  ------------  ----------            ------------  ---------  -----------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND
 Bond & Mortgage          4,558,426  $ 48,976,413   4,830,389            $ 52,285,517    839,310  $ 9,085,078
 Securities Fund
 Disciplined LargeCap       571,724     7,292,594     462,623               6,363,962     97,957    1,354,836
 Blend Fund
 International Growth       487,961     3,653,327     439,025               4,502,769     80,761      862,168
 Fund
 LargeCap Growth Fund       497,798     2,791,131     403,576               2,627,485     86,006      562,949
 LargeCap Value Fund        202,793     1,897,590     175,658               1,940,049     35,053      394,133
 Money Market Fund       27,557,270    27,557,270  34,851,319              34,851,319  5,314,045    5,314,045
 Partners LargeCap          380,318     2,569,790     324,278               2,592,527     67,595      545,553
 Growth Fund II
 Partners LargeCap          312,026     3,291,984     256,549               3,407,015     53,382      714,368
 Value Fund
 Preferred Securities       914,936     9,962,125   1,638,747              17,988,774    188,096    2,100,738
 Fund
 Real Estate Securities   1,383,177    20,453,590     894,532              16,710,623  1,510,641   27,617,817
 Fund
 SmallCap S&P 600 Index     188,361                   151,102               2,367,248     30,710      492,668
 Fund                                   2,043,733                        ------------             -----------
                                     ------------
                                     $130,489,547                        $145,637,288             $49,044,353
                                     ============                        ============             ===========
 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                              JULY 31, 2005
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND
 Bond & Mortgage          8,549,505   $ 92,177,149
 Securities Fund
 Disciplined LargeCap       936,390     12,302,358
 Blend Fund
 International Growth       846,225      7,297,321
 Fund
 LargeCap Growth Fund       815,368      4,856,367
 LargeCap Value Fund        343,398      3,443,765
 Money Market Fund       57,094,544     57,094,544
 Partners LargeCap          637,001      4,617,992
 Growth Fund II
 Partners LargeCap          515,193      5,984,876
 Value Fund
 Preferred Securities     2,365,587     25,852,404
 Fund
 Real Estate Securities     767,068     10,734,078
 Fund
 SmallCap S&P 600 Index     308,753
 Fund                                    3,919,788
                                      ------------
                                      $228,280,642
                                      ============



                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 STRATEGIC
 INCOME FUND
 Bond & Mortgage                 $2,268,542              $      297               $   35,533
 Securities Fund
 Disciplined LargeCap                52,638                     638                   32,068
 Blend Fund
 International Growth               232,681                   3,393                  274,197
 Fund
 LargeCap Growth Fund                19,502                     700                       --
 LargeCap Value Fund                 30,760                     259                   82,597
 Money Market Fund                  790,767                      --                       --
 Partners LargeCap                   28,404                   1,228                   34,534
 Growth Fund II
 Partners LargeCap                   62,264                     245                   33,871
 Value Fund
 Preferred Securities             1,174,057                   2,243                       --
 Fund
 Real Estate Securities             936,703               1,187,682                1,084,414
 Fund
 SmallCap S&P 600 Index                                       1,475                   38,954
 Fund                                44,928              ----------               ----------
                                 ----------
                                 $5,641,246              $1,198,160               $1,616,168
                                 ==========              ==========               ==========

                            SCHEDULE OF INVESTMENTS
                          REAL ESTATE SECURITIES FUND

                           JULY 31, 2005 (UNAUDITED)


                                  Shares

                                  Held                               Value

-------------------------------------------------------------------------------------
COMMON STOCKS (98.03%)
HOTELS & MOTELS (0.24%)
                                                                  $
 Hilton Hotels                                  74,624               1,846,944
PUBLICLY TRADED INVESTMENT FUND (0.74%)
 iShares Cohen & Steers Realty
  Majors Index Fund                             73,083               5,630,314
REAL ESTATE INVESTMENT TRUSTS (97.05%)
 Acadia Realty Trust                           261,329               4,965,251
 AMB Property                                  304,535              14,005,565
 Archstone-Smith Trust                         553,400              23,519,500
 AvalonBay Communities                         383,862              33,610,957
 BioMed Realty Trust                           524,174              13,329,745
 Boston Properties                             490,331              37,338,706
 Brookfield Properties                         885,350              25,675,150
 Camden Property Trust                         108,680               6,007,830
 Capital Automotive                            178,100               6,993,987
 CBL & Associates Properties                   566,556              25,993,589
 CenterPoint Properties Trust                  195,619               8,579,849
 Corporate Office Properties
  Trust                                        352,831              11,879,820
 Developers Diversified Realty                 484,419              23,576,673
 Eastgroup Properties                          140,340               6,090,756
 Education Realty Trust                         99,859               1,980,204
 Equity Office Properties Trust                677,839              24,029,393
 Equity Residential Properties
  Trust                                        509,600              20,587,840
 Essex Property Trust                          139,400              12,805,284
 Federal Realty Investment Trust               112,546               7,350,379
 General Growth Properties                     683,698              31,436,434
 Host Marriott                               1,500,040              27,975,746
 Kilroy Realty                                 145,561               7,583,728
 Kimco Realty                                  494,500              32,468,870
 LaSalle Hotel Properties                      335,337              11,676,434
 Macerich                                      163,600              11,487,992
 Mid-America Apartment
  Communities                                  122,300               5,888,745
 Mills                                         257,599              16,759,391
 Pan Pacific Retail Properties                 258,069              17,938,376
 Prologis Trust                                577,750              26,322,290
 Public Storage                                498,300              33,261,525
 Regency Centers                               175,900              10,853,030
 Simon Property Group                          738,175              58,862,074
 SL Green Realty                               523,645              36,498,056
 Starwood Hotels & Resorts
  Worldwide                                    480,200              30,406,264
 Tanger Factory Outlet Centers                 160,982               4,636,282
 Taubman Centers                               166,338               5,911,653
 United Dominion Realty Trust                  269,215               6,851,522
 Ventas                                        582,986              18,824,618
 Vornado Realty Trust                          445,400              39,480,256
                                                                   743,443,764
                                  TOTAL COMMON STOCKS              750,921,022

                                  Principal

                                  Amount                             Value

-------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.71%)
FINANCE-MORTGAGE LOAN/BANKER (0.71%)
 Investment in Joint Trading
  Account; Federal Home Loan
  Bank
                                             $                    $
  3.10%; 08/01/05                            5,431,900               5,431,900
                               TOTAL COMMERCIAL PAPER                5,431,900
                                                                  ------------

                 TOTAL PORTFOLIO INVESTMENTS (98.74%)              756,352,922
CASH, RECEIVABLES AND
 OTHER ASSETS, NET OF
 LIABILITIES (1.26%)                                                 9,677,309
                           TOTAL NET ASSETS (100.00%)             $766,030,231
                                                                  --------------



UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $217,846,667
Unrealized Depreciation                           (10,795)
                                             ------------
Net Unrealized Appreciation (Depreciation)    217,835,872
Cost for federal income tax purposes         $538,517,050

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP BLEND FUND

                           JULY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (99.19%)
AEROSPACE & DEFENSE (0.05%)
                                                                                $
 United Industrial                                             4,082                 150,952
AEROSPACE & DEFENSE EQUIPMENT (0.87%)
 Armor Holdings /1/                                           59,399               2,428,231
AIRLINES (0.24%)
 Pinnacle Airlines /1/                                        65,643                 676,779
APPAREL MANUFACTURERS (0.90%)
 Guess? /1/                                                   69,108               1,617,127
 Quiksilver /1/                                               51,996                 873,013
                                                                                   2,490,140
APPLICATIONS SOFTWARE (1.80%)
 Quest Software /1/                                          128,767               1,834,930
 Serena Software /1/                                          63,669               1,306,488
 SS&C Technologies                                            32,141               1,170,575
 Verint Systems /1/                                           17,664                 688,543
                                                                                   5,000,536
ATHLETIC EQUIPMENT (0.31%)
 Nautilus                                                     31,375                 874,107
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.00%)
 Oshkosh Truck                                                32,769               2,778,811
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.69%)
 Tenneco Automotive /1/                                      101,361               1,911,668
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.28%)
 Commercial Vehicle Group /1/                                 32,819                 773,544
BROADCASTING SERVICES & PROGRAMMING (0.06%)
 4 Kids Entertainment /1/                                      8,423                 169,302
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.44%)
 NCI Building Systems /1/                                     31,417               1,213,325
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.81%)
 Eagle Materials                                              23,996               2,464,389
 Texas Industries                                             34,676               2,553,194
                                                                                   5,017,583
BUILDING PRODUCTS-LIGHT FIXTURES (0.51%)
 Genlyte Group /1/                                            27,404               1,408,018
BUILDING PRODUCTS-WOOD (0.57%)
 Universal Forest Products                                    31,823               1,589,559
BUILDING-MAINTENANCE & SERVICE (0.29%)
 Rollins                                                      39,111                 817,029
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.18%)
 Thor Industries                                              14,332                 513,086
BUILDING-RESIDENTIAL & COMMERCIAL (2.68%)
 Hovnanian Enterprises /1/                                    23,054               1,629,457
 KB Home                                                      30,787               2,521,763
 M/I Homes                                                    31,096               1,853,943
 Technical Olympic USA                                        51,498               1,453,274
                                                                                   7,458,437
CASINO HOTELS (0.42%)
 Ameristar Casinos                                            40,006               1,173,376
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (0.36%)
                                                                                $
 Alamosa Holdings /1/                                         52,629                 845,222
 Centennial Communications /1/                                11,617                 163,219
                                                                                   1,008,441
CHEMICALS-DIVERSIFIED (1.23%)
 FMC /1/                                                      56,387               3,410,286
CHEMICALS-SPECIALTY (1.29%)
 Albemarle                                                    46,956               1,789,024
 Terra Industries /1/                                        213,144               1,790,409
                                                                                   3,579,433
COMMERCIAL BANKS (6.28%)
 BancFirst                                                     3,416                 291,351
 Bank of Hawaii                                               43,721               2,245,073
 BOK Financial /1/                                             2,299                 111,915
 Capital Corp of the West                                     12,273                 394,945
 City Holding                                                 18,164                 696,589
 City National                                                34,513               2,521,865
 Colonial BancGroup                                           88,987               2,070,728
 Columbia Banking Systems                                     13,038                 360,892
 Corus Bankshares                                             16,509               1,035,775
 Cullen/Frost Bankers                                         15,352                 769,135
 First Midwest Bancorp                                        27,219               1,015,813
 Hanmi Financial                                              29,377                 558,163
 Nara Bancorp.                                                35,202                 547,039
 Old Second Bancorp                                              702                  22,225
 Pacific Capital Bancorp.                                     52,610               1,800,314
 Prosperity Bancshares                                         8,524                 262,539
 South Financial Group                                         8,855                 256,441
 Trustmark                                                    14,918                 426,356
 Vineyard National Bancorp.                                   14,343                 478,913
 Vineyard National Bancorp.-Warrants /1/ /2/
  /3/ /5/                                                      4,738                  39,752
 WesBanco                                                      9,866                 304,761
 Westamerica Bancorp.                                         12,599                 689,795
 Wilshire Bancorp.                                            20,939                 329,371
 Wintrust Financial                                            3,809                 204,277
                                                                                  17,434,027
COMMERCIAL SERVICE-FINANCE (0.16%)
 Euronet Worldwide /1/                                         6,712                 197,433
 NCO Group /1/                                                11,812                 240,729
                                                                                     438,162
COMMERCIAL SERVICES (0.20%)
 TeleTech Holdings /1/                                        67,556                 550,581
COMMUNICATIONS SOFTWARE (0.03%)
 Digi International /1/                                        8,791                  95,822
COMPUTER AIDED DESIGN (0.35%)
 ANSYS /1/                                                    26,486                 963,031
COMPUTER SERVICES (1.11%)
 Anteon International /1/                                     40,442               1,898,752
 Perot Systems /1/                                            84,789               1,193,829
                                                                                   3,092,581
COMPUTERS-INTEGRATED SYSTEMS (0.03%)
 Catapult Communications /1/                                   4,926                  80,294
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (0.94%)
                                                                                $
 Komag /1/                                                    64,399               2,284,877
 Storage Technology /1/                                        8,740                 321,020
                                                                                   2,605,897
CONSUMER PRODUCTS-MISCELLANEOUS (0.29%)
 Central Garden & Pet /1/                                     16,144                 809,944
CONTAINERS-METAL & GLASS (0.58%)
 Silgan Holdings                                              28,030               1,609,763
COSMETICS & TOILETRIES (0.47%)
 Chattem /1/                                                  28,446               1,296,000
DATA PROCESSING & MANAGEMENT (0.48%)
 Global Payments                                              19,947               1,321,289
DECISION SUPPORT SOFTWARE (0.36%)
 Wind River Systems /1/                                       59,274               1,012,993
DENTAL SUPPLIES & EQUIPMENT (0.93%)
 Sybron Dental Specialties /1/                                70,469               2,589,736
DIALYSIS CENTERS (0.64%)
 DaVita /1/                                                   37,633               1,777,783
DIRECT MARKETING (0.27%)
 Catalina Marketing                                           30,832                 737,810
DISTRIBUTION-WHOLESALE (2.77%)
 Aviall /1/                                                   28,823                 975,658
 Hughes Supply                                                72,451               2,059,057
 Navarre /1/                                                 111,305                 793,605
 United Stationers /1/                                        33,695               1,747,086
 WESCO International /1/                                      62,366               2,124,186
                                                                                   7,699,592
DIVERSIFIED MANUFACTURING OPERATIONS (0.27%)
 A.O. Smith                                                   27,726                 748,602
E-COMMERCE-PRODUCTS (0.22%)
 Provide Commerce /1/                                         26,169                 618,897
E-SERVICES-CONSULTING (0.74%)
 Websense /1/                                                 41,380               2,062,379
ELECTRIC-INTEGRATED (1.40%)
 MDU Resources Group                                          83,782               2,572,107
 OGE Energy                                                   43,584               1,324,082
                                                                                   3,896,189
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.05%)
 Methode Electronics                                          10,720                 135,501
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.06%)
 Diodes /1/                                                   11,266                 435,206
 DSP Group /1/                                                59,214               1,477,389
 MEMC Electronics Materials /1/                               62,027               1,053,839
 Microsemi /1/                                               105,767               2,258,125
 ON Semiconductor /1/                                         53,676                 308,637
 PMC - Sierra /1/                                             19,291                 189,631
                                                                                   5,722,827
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC CONNECTORS (0.84%)
                                                                                $
 Amphenol                                                     52,379               2,332,961
ELECTRONIC MEASUREMENT INSTRUMENTS (0.18%)
 LeCroy /1/                                                   19,373                 283,039
 Tektronix                                                     9,113                 228,372
                                                                                     511,411
ELECTRONIC PARTS DISTRIBUTION (0.77%)
 Avnet /1/                                                    81,362               2,130,057
ENTERPRISE SOFTWARE & SERVICE (0.88%)
 Hyperion Solutions /1/                                       51,911               2,442,932
ENTERTAINMENT SOFTWARE (0.42%)
 Activision /1/                                               57,148               1,162,390
FINANCE-AUTO LOANS (0.12%)
 WFS Financial /1/                                             5,538                 332,225
FINANCE-INVESTMENT BANKER & BROKER (0.23%)
 GFI Group /1/                                                18,051                 631,604
FOOD-MISCELLANEOUS/DIVERSIFIED (0.47%)
 Seaboard                                                        764               1,313,324
FOOD-WHOLESALE & DISTRIBUTION (0.69%)
 Nash Finch                                                   46,504               1,917,360
FOOTWEAR & RELATED APPAREL (0.60%)
 Deckers Outdoor /1/                                           3,249                  90,972
 Wolverine World Wide                                         71,421               1,571,262
                                                                                   1,662,234
GARDEN PRODUCTS (0.67%)
 Toro                                                         46,199               1,859,048
GAS-DISTRIBUTION (1.73%)
 Energen                                                      95,358               3,347,066
 UGI /4/                                                      49,482               1,451,802
                                                                                   4,798,868
HOTELS & MOTELS (0.27%)
 Choice Hotels International                                  11,142                 738,937
HUMAN RESOURCES (1.40%)
 Korn/Ferry International /1/                                 63,068               1,255,053
 Labor Ready /1/                                             110,787               2,626,760
                                                                                   3,881,813
INDEX FUND (0.75%)
 Regional Bank HOLDRs Trust                                   15,274               2,090,705
INTERNET SECURITY (0.60%)
 Internet Security Systems /1/                                30,339                 690,819
 RSA Security /1/                                             75,941                 983,436
                                                                                   1,674,255
INTERNET TELEPHONY (0.55%)
 j2 Global Communications /1/                                 38,011               1,524,621
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.75%)
 Calamos Asset Management                                     33,600                 969,024
 National Financial Partners                                  24,400               1,104,100
                                                                                   2,073,124
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LASERS-SYSTEMS & COMPONENTS (0.22%)
                                                                                $
 Coherent /1/                                                 17,615                 599,615
LIFE & HEALTH INSURANCE (1.05%)
 AmerUs Group                                                 20,750               1,070,285
 Stancorp Financial Group                                     18,705               1,614,990
 UICI                                                          7,550                 232,917
                                                                                   2,918,192
MACHINERY-CONSTRUCTION & MINING (1.04%)
 Bucyrus International                                        15,584                 664,190
 Joy Global                                                   31,912               1,310,626
 Terex /1/                                                    18,918                 916,009
                                                                                   2,890,825
MACHINERY-GENERAL INDUSTRY (1.22%)
 Applied Industrial Technologies                              30,624               1,094,196
 Gardner Denver /1/                                           19,662                 808,108
 Idex                                                         26,555               1,159,922
 Middleby                                                      4,577                 319,749
                                                                                   3,381,975
MEDICAL INFORMATION SYSTEM (0.35%)
 Dendrite International /1/                                   56,810                 982,813
MEDICAL INSTRUMENTS (1.09%)
 Conmed /1/                                                   27,097                 815,891
 dj Orthopedics /1/                                           36,654                 899,123
 Symmetry Medical /1/                                         18,123                 451,806
 Techne /1/                                                   17,375                 852,591
                                                                                   3,019,411
MEDICAL LASER SYSTEMS (0.04%)
 Candela /1/                                                  10,960                 120,670
MEDICAL PRODUCTS (1.69%)
 American Medical Systems Holding /1/                         80,463               1,870,765
 INAMED /1/                                                   12,567                 910,102
 PolyMedica                                                   34,008               1,194,361
 Syneron Medical /1/                                          18,737                 722,311
                                                                                   4,697,539
MEDICAL-BIOMEDICAL/GENE (1.24%)
 Affymetrix /1/                                                4,542                 212,066
 Arqule /1/                                                   86,022                 652,907
 Incyte /1/                                                   63,771                 508,255
 Lexicon Genetics /1/                                        146,805                 820,640
 Myriad Genetics /1/                                           8,949                 157,502
 Serologicals /1/                                             47,829               1,100,067
                                                                                   3,451,437
MEDICAL-DRUGS (0.47%)
 Angiotech Pharmaceuticals /1/                                73,430                 989,836
 Bradley Pharmaceuticals /1/                                  12,559                 141,917
 Salix Pharmaceuticals /1/                                     8,375                 161,638
                                                                                   1,293,391
MEDICAL-HMO (1.89%)
 Molina Healthcare /1/                                        27,430                 656,674
 Sierra Health Services /1/                                   45,128               3,043,432
 WellChoice /1/                                               23,626               1,559,316
                                                                                   5,259,422
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (0.85%)
                                                                                $
 LifePoint Hospitals /1/                                      43,746               2,045,563
 United Surgical Partners International /1/                    8,947                 322,181
                                                                                   2,367,744
MEDICAL-NURSING HOMES (0.51%)
 Genesis HealthCare /1/                                        6,257                 281,377
 Kindred Healthcare /1/                                       31,094               1,142,394
                                                                                   1,423,771
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.49%)
 Amedisys /1/                                                 35,042               1,371,544
METAL PROCESSORS & FABRICATION (0.97%)
 Quanex                                                       44,011               2,684,671
METAL-IRON (0.49%)
 Cleveland-Cliffs                                             18,846               1,370,293
MISCELLANEOUS INVESTING (7.19%)
 American Campus Communities                                   8,631                 216,206
 American Home Mortgage Investment                            59,437               2,282,975
 Arbor Realty Trust                                           17,931                 552,275
 Brandywine Realty Trust                                      54,404               1,762,690
 Correctional Properties Trust                                 5,220                 157,331
 Cousins Properties                                           40,409               1,317,333
 Crescent Real Estate Equities                                63,806               1,245,493
 Getty Realty                                                 10,130                 304,204
 Gramercy Capital                                             49,787               1,316,368
 Hospitality Properties Trust                                 29,753               1,321,033
 National Health Investors                                    11,253                 346,255
 Newcastle Investment                                         84,930               2,624,337
 Parkway Properties                                           14,796                 792,326
 Ramco-Gershenson Properties                                  13,457                 401,019
 Sovran Self Storage                                          17,427                 841,898
 Spirit Finance                                               11,725                 137,886
 Strategic Hotel Capital                                      20,021                 379,398
 Thornburg Mortgage                                           41,477               1,231,037
 Ventas                                                       84,913               2,741,841
                                                                                  19,971,905
MOTION PICTURES & SERVICES (0.31%)
 Macrovision /1/                                              38,951                 850,300
MULTI-LINE INSURANCE (0.15%)
 United Fire & Casualty                                        9,569                 428,500
MULTIMEDIA (0.12%)
 Journal Communications                                       20,989                 335,824
NETWORKING PRODUCTS (0.52%)
 Anixter International /1/                                     9,800                 407,288
 NETGEAR /1/                                                  50,388               1,043,535
                                                                                   1,450,823
OFFICE SUPPLIES & FORMS (0.50%)
 John H. Harland                                              36,036               1,392,071
OIL & GAS DRILLING (1.17%)
 Atwood Oceanics /1/                                          28,826               1,965,069
 Grey Wolf /1/                                               166,126               1,274,186
                                                                                   3,239,255
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (2.42%)
                                                                                $
 Houston Exploration /1/                                      21,892               1,265,139
 KCS Energy /1/                                               57,836               1,135,899
 Noble Energy                                                 20,817               1,717,610
 Pogo Producing                                                6,393                 351,807
 Unit /1/                                                     28,305               1,344,487
 W&T Offshore                                                 32,103                 895,353
                                                                                   6,710,295
OIL FIELD MACHINERY & EQUIPMENT (0.55%)
 Lone Star Technologies /1/                                   29,990               1,530,390
OIL REFINING & MARKETING (1.73%)
 Frontier Oil                                                 86,296               2,418,014
 Tesoro                                                       49,648               2,394,026
                                                                                   4,812,040
OIL-FIELD SERVICES (1.15%)
 Cal Dive International /1/                                   49,827               2,950,755
 RPC                                                          12,975                 252,883
                                                                                   3,203,638
OPTICAL SUPPLIES (0.96%)
 Bausch & Lomb                                                31,551               2,670,792
PHYSICIAN PRACTICE MANAGEMENT (0.40%)
 Pediatrix Medical Group /1/                                  14,060               1,102,585
POLLUTION CONTROL (0.05%)
 Duratek /1/                                                   5,966                 148,524
POULTRY (0.87%)
 Pilgrim's Pride                                              63,513               2,403,967
PRINTING-COMMERCIAL (0.48%)
 Consolidated Graphics /1/                                    31,497               1,341,772
PROPERTY & CASUALTY INSURANCE (2.51%)
 American Physicians Capital /1/                               4,474                 178,289
 Arch Capital Group /1/                                       32,536               1,496,656
 First American                                               27,861               1,224,491
 Selective Insurance Group                                    14,848                 739,282
 W.R. Berkley                                                 76,384               2,859,053
 Zenith National Insurance                                     6,743                 469,582
                                                                                   6,967,353
PUBLISHING-PERIODICALS (0.05%)
 Playboy Enterprises /1/                                       9,419                 126,591
RACETRACKS (0.41%)
 Penn National Gaming /1/                                     32,008               1,144,286
RECREATIONAL CENTERS (0.40%)
 Life Time Fitness /1/                                        32,825               1,102,920
RENTAL-AUTO & EQUIPMENT (0.45%)
 Aaron Rents                                                  38,310                 940,128
 Rent-A-Center /1/                                            15,081                 318,058
                                                                                   1,258,186
RESORTS & THEME PARKS (0.51%)
 Vail Resorts /1/                                             49,604               1,409,250
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RESPIRATORY PRODUCTS (0.75%)
                                                                                $
 Respironics /1/                                              54,666               2,071,841
RETAIL-APPAREL & SHOE (1.71%)
 Claire's Stores /4/                                          90,844               2,308,346
 Finish Line                                                  15,933                 288,228
 Genesco /1/                                                  25,128                 936,521
 Stein Mart                                                   54,231               1,230,501
                                                                                   4,763,596
RETAIL-BOOKSTORE (0.43%)
 Barnes & Noble /1/                                           29,205               1,197,989
RETAIL-CONVENIENCE STORE (0.25%)
 Pantry /1/                                                   16,079                 685,287
RETAIL-MUSIC STORE (0.81%)
 Guitar Center /1/                                            35,030               2,262,763
RETAIL-PAWN SHOPS (0.06%)
 Cash America International                                    8,211                 170,953
RETAIL-RESTAURANTS (1.83%)
 California Pizza Kitchen /1/                                 51,440               1,574,064
 CEC Entertainment /1/                                        28,678               1,098,654
 CKE Restaurants /1/                                          63,104                 817,828
 Dave & Buster's /1/                                          14,070                 265,642
 Denny's /1/                                                  28,017                 157,456
 Domino's Pizza                                               36,577                 915,156
 Lone Star Steakhouse & Saloon                                 8,847                 265,941
                                                                                   5,094,741
RETAIL-SPORTING GOODS (0.23%)
 Hibbett Sporting Goods /1/                                   16,163                 647,005
SAVINGS & LOANS-THRIFTS (0.50%)
 Anchor BanCorp Wisconsin                                     10,207                 326,012
 BankAtlantic Bancorp                                          7,060                 126,656
 BFC Financial /1/                                            11,758                 103,705
 Downey Financial                                              2,006                 155,345
 Independence Community Bank                                   6,514                 241,083
 Sterling Financial /1/                                       11,026                 430,345
                                                                                   1,383,146
SCHOOLS (0.39%)
 Education Management /1/                                     31,402               1,091,219
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.32%)
 SigmaTel /1/                                                 43,795                 877,214
SEMICONDUCTOR EQUIPMENT (0.74%)
 ATMI /1/                                                     26,854                 854,763
 MKS Instruments /1/                                           8,776                 167,709
 Mykrolis /1/                                                 44,717                 728,887
 Rudolph Technologies /1/                                     19,380                 295,351
                                                                                   2,046,710
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.42%)
 Intermagnetics General /1/                                   40,040               1,175,975
TELECOMMUNICATION EQUIPMENT (1.02%)
 Comtech Telecommunications /1/                               23,978                 847,622
 Plantronics                                                  32,073               1,095,614
 Terayon Communication Systems /1/                           152,940                 480,232
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                                $
 Westell Technologies /1/                                     98,123                 402,304
                                                                                   2,825,772
TELECOMMUNICATION SERVICES (1.23%)
 Commonwealth Telephone Enterprises                           47,516               2,033,685
 Intrado /1/                                                   9,236                 150,639
 Premiere Global Services /1/                                119,792               1,224,274
                                                                                   3,408,598
TELEVISION (0.09%)
 LIN Television /1/                                           17,957                 255,349
TEXTILE-APPAREL (0.01%)
 Cherokee                                                        563                  20,093
THEATERS (0.15%)
 Carmike Cinemas                                              14,032                 423,486
THERAPEUTICS (0.40%)
 Dyax /1/                                                    123,398                 753,962
 Medarex /1/                                                  17,420                 169,845
 NeoPharm /1/                                                 15,194                 177,618
                                                                                   1,101,425
TOYS (0.02%)
 Jakks Pacific /1/                                             2,732                  46,826
TRANSACTIONAL SOFTWARE (0.58%)
 Transaction Systems Architects /1/                           60,101               1,607,702
TRANSPORT-MARINE (0.46%)
 Overseas Shipholding Group                                   20,560               1,275,748
TRANSPORT-SERVICES (0.38%)
 HUB Group /1/                                                28,132                 871,529
 Ryder System /4/                                              4,696                 183,097
                                                                                   1,054,626
TRANSPORT-TRUCK (0.45%)
 Forward Air                                                  14,476                 504,489
 J.B. Hunt Transport Services                                 38,238                 750,612
                                                                                   1,255,101
VETERINARY DIAGNOSTICS (0.20%)
 VCA Antech /1/                                               23,431                 556,252
WIRE & CABLE PRODUCTS (0.38%)
 Belden CDT                                                   33,780                 749,916
 General Cable /1/                                            18,207                 302,236
                                                                                   1,052,152
WIRELESS EQUIPMENT (0.34%)
 Powerwave Technologies /1/                                   82,842                 950,198
                                                TOTAL COMMON STOCKS              275,556,559

                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.13%)
FINANCE-MORTGAGE LOAN/BANKER (1.13%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                           $                    $
  3.10%; 08/01/05                                          3,135,029               3,135,029
                                             TOTAL COMMERCIAL PAPER                3,135,029
                                                                                ------------

                              TOTAL PORTFOLIO INVESTMENTS (100.32%)              278,691,588
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS (-0.32%)                     (888,544)
                                         TOTAL NET ASSETS (100.00%)             $277,803,044
                                                                                ---------------

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP BLEND FUND

                           JULY 31, 2005 (UNAUDITED)


                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
2 Russell 2000     Buy         $628,700      $682,150      $53,450
September, 2005
Futures


/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $39,752 or 0.01% of net assets.
/3 /Security is illiquid.
/4 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $677,202 or 0.24% of net assets.
/5 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified instutional buyers. At the end of the period, the value of these securities totaled $39,752 or 0.01% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 43,387,365
Unrealized Depreciation                        (4,706,118)
                                             ------------
Net Unrealized Appreciation (Depreciation)     38,681,247
Cost for federal income tax purposes         $240,010,341

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP GROWTH FUND

                           JULY 31, 2005 (UNAUDITED)

                                              Principal
                                              Amount                     Value
----------------------------------------------------------------------------------------
COMMON STOCKS (96.94%)
AEROSPACE & DEFENSE (0.57%)
                                                                      $
 Esterline Technologies /1/                          4,220                180,363
AEROSPACE & DEFENSE EQUIPMENT (2.15%)
 Armor Holdings /1/                                  5,680                232,198
 BE Aerospace /1/                                   13,720                240,512
 DRS Technologies                                    3,920                203,840
                                                                          676,550
APPAREL MANUFACTURERS (1.88%)
 Guess? /1/                                         11,830                276,822
 Maidenform Brands /1/                               2,319                 42,322
 Quiksilver /1/                                     11,560                194,092
 Volcom /1/                                          2,342                 78,855
                                                                          592,091
APPLICATIONS SOFTWARE (1.94%)
 Progress Software /1/                               7,960                247,477
 Quest Software /1/                                 12,500                178,125
 Verint Systems /1/                                  4,790                186,714
                                                                          612,316
ATHLETIC EQUIPMENT (0.67%)
 Nautilus                                            7,590                211,457
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.69%)
 Oshkosh Truck                                       2,560                217,088
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.80%)
 Tenneco Automotive /1/                             13,410                252,913
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.96%)
 Commercial Vehicle Group /1/                       12,790                301,460
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.56%)
 NCI Building Systems /1/                            4,580                176,880
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.72%)
 Eagle Materials                                     2,210                226,967
BUILDING PRODUCTS-LIGHT FIXTURES (0.65%)
 Genlyte Group /1/                                   3,990                205,006
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.25%)
 Champion Enterprises /1/                            6,420                 77,425
BUILDING-RESIDENTIAL & COMMERCIAL (2.80%)
 Comstock Homebuilding /1/                           6,840                192,717
 Meritage /1/                                        1,950                181,252
 Technical Olympic USA                               6,690                188,792
 WCI Communities /1/                                 5,310                180,328
 William Lyon Homes /1/                              1,110                139,194
                                                                          882,283
CELLULAR TELECOMMUNICATIONS (0.82%)
 Ubiquitel /1/                                      28,360                259,210
COMMERCIAL BANKS (3.61%)
 City Holding                                        3,214                123,257
 City National                                       2,440                178,291
 First Midwest Bancorp                               5,360                200,035
 MB Financial                                        5,130                213,408
 Vineyard National Bancorp.                          5,310                177,301
 Wilshire Bancorp.                                   2,977                 46,828
                                              Principal
                                              Amount                     Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                      $
 Wintrust Financial                                  3,740                200,576
                                                                        1,139,696
COMMERCIAL SERVICE-FINANCE (1.08%)
 Euronet Worldwide /1/                               7,560                222,378
 Wright Express /1/                                  5,680                119,166
                                                                          341,544
COMMERCIAL SERVICES (0.68%)
 Steiner Leisure Ltd. /1/                            6,170                213,235
COMPUTER AIDED DESIGN (0.57%)
 Parametric Technology /1/                          25,830                178,227
COMPUTER SERVICES (1.38%)
 Anteon International /1/                            3,980                186,861
 Perot Systems /1/                                  17,700                249,216
                                                                          436,077
COMPUTERS-INTEGRATED SYSTEMS (2.04%)
 Brocade Communications Systems /1/                 34,770                155,770
 Kronos /1/                                          3,550                166,850
 Micros Systems /1/                                  4,280                183,826
 MTS Systems                                         3,490                138,378
                                                                          644,824
COMPUTERS-MEMORY DEVICES (0.62%)
 Komag /1/                                           5,500                195,140
CONSULTING SERVICES (1.01%)
 CRA International /1/                               3,200                170,240
 Huron Consulting Group /1/                          5,358                148,952
                                                                          319,192
CONSUMER PRODUCTS-MISCELLANEOUS (0.57%)
 Central Garden & Pet /1/                            3,610                181,114
CONTAINERS-METAL & GLASS (0.54%)
 Silgan Holdings                                     2,950                169,418
DATA PROCESSING & MANAGEMENT (0.50%)
 Global Payments                                     2,386                158,049
DENTAL SUPPLIES & EQUIPMENT (0.53%)
 Sybron Dental Specialties /1/                       4,545                167,029
DIAGNOSTIC EQUIPMENT (0.42%)
 Gen-Probe /1/                                       2,980                131,388
DIAGNOSTIC KITS (0.76%)
 Biosite /1/                                         2,020                111,272
 Dade Behring Holdings                               1,700                128,860
                                                                          240,132
DISTRIBUTION-WHOLESALE (2.01%)
 Hughes Supply                                       4,060                115,385
 SCP Pool                                            6,280                228,843
 United Stationers /1/                               1,443                 74,820
 WESCO International /1/                             6,290                214,237
                                                                          633,285
E-MARKETING-INFORMATION (0.79%)
 Digital River /1/                                   6,250                249,844
                                              Principal
                                              Amount                     Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-SERVICES-CONSULTING (1.07%)
                                                                      $
 Digital Insight /1/                                 6,260                153,370
 Websense /1/                                        3,700                184,408
                                                                          337,778
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.25%)
 DSP Group /1/                                       7,270                181,386
 Microsemi /1/                                       8,070                172,295
 ON Semiconductor /1/                               27,820                159,965
 Semtech /1/                                        10,600                194,616
                                                                          708,262
ELECTRONIC CONNECTORS (0.57%)
 Thomas & Betts /1/                                  5,320                179,656
ELECTRONIC MEASUREMENT INSTRUMENTS (1.18%)
 LeCroy /1/                                         11,150                162,901
 Trimble Navigation /1/                              5,330                207,657
                                                                          370,558
ELECTRONIC PARTS DISTRIBUTION (0.76%)
 Arrow Electronics /1/                               8,000                240,160
ELECTRONICS-MILITARY (0.49%)
 Engineered Support Systems                          4,155                153,652
ENTERPRISE SOFTWARE & SERVICE (0.94%)
 Epicor Software /1/                                 6,120                 90,760
 Hyperion Solutions /1/                              3,030                142,592
 Packeteer /1/                                       5,149                 62,354
                                                                          295,706
FINANCE-AUTO LOANS (0.44%)
 WFS Financial /1/                                   2,319                139,117
FINANCE-CONSUMER LOANS (0.49%)
 First Marblehead /1/                                4,401                152,935
FOOD-MISCELLANEOUS/DIVERSIFIED (0.14%)
 Diamond Foods /1/                                   2,051                 45,430
FOOTWEAR & RELATED APPAREL (0.43%)
 Wolverine World Wide                                6,180                135,960
HOTELS & MOTELS (0.69%)
 La Quinta /1/                                      24,080                216,720
HUMAN RESOURCES (1.37%)
 Kenexa /1/                                          8,842                112,559
 Korn/Ferry International /1/                        8,990                178,901
 Labor Ready /1/                                     5,979                141,762
                                                                          433,222
INTERNET APPLICATION SOFTWARE (0.84%)
 Stellent /1/                                        7,620                 64,389
 WebEx Communications /1/                            6,990                199,704
                                                                          264,093
INTERNET INFRASTRUCTURE SOFTWARE (0.63%)
 TIBCO Software /1/                                 25,869                198,933
INTERNET SECURITY (0.67%)
 Entrust /1/                                        22,290                133,740
 Internet Security Systems /1/                       3,400                 77,418
                                                                          211,158
                                              Principal
                                              Amount                     Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LASERS-SYSTEMS & COMPONENTS (0.39%)
                                                                      $
 Rofin-Sinar Technologies /1/                        3,460                124,145
MACHINERY TOOLS & RELATED PRODUCTS (0.57%)
 Kennametal                                          3,770                179,188
MACHINERY-CONSTRUCTION & MINING (1.36%)
 JLG Industries                                      6,520                204,337
 Joy Global                                          5,485                225,269
                                                                          429,606
MACHINERY-GENERAL INDUSTRY (1.51%)
 Gardner Denver /1/                                  4,590                188,649
 Middleby                                            4,120                287,823
                                                                          476,472
MEDICAL INFORMATION SYSTEM (0.56%)
 Per-Se Technologies /1/                             7,680                177,178
MEDICAL INSTRUMENTS (2.20%)
 Conmed /1/                                          6,120                184,273
 dj Orthopedics /1/                                  5,380                131,971
 Intuitive Surgical /1/                              3,600                249,840
 Symmetry Medical /1/                                5,117                127,567
                                                                          693,651
MEDICAL LASER SYSTEMS (0.54%)
 IntraLase /1/                                       8,200                170,970
MEDICAL PRODUCTS (1.81%)
 American Medical Systems Holding /1/               11,150                259,237
 PolyMedica                                          5,230                183,678
 Syneron Medical /1/                                 3,340                128,757
                                                                          571,672
MEDICAL-BIOMEDICAL/GENE (2.05%)
 Incyte /1/                                         14,800                117,956
 Lexicon Genetics /1/                               19,530                109,173
 Myriad Genetics /1/                                 9,070                159,632
 Neurochem /1/                                      11,460                127,664
 Serologicals /1/                                    5,750                132,250
                                                                          646,675
MEDICAL-DRUGS (1.88%)
 Cephalon /1/                                        5,710                239,249
 Cubist Pharmceuticals                               5,640                 96,388
 DUSA Pharmaceuticals /1/                           14,610                136,896
 Salix Pharmaceuticals /1/                           6,140                118,502
                                                                          591,035
MEDICAL-HMO (0.77%)
 AMERIGROUP /1/                                      2,750                 95,288
 Sierra Health Services /1/                          2,173                146,547
                                                                          241,835
MEDICAL-HOSPITALS (1.53%)
 LifePoint Hospitals /1/                             4,240                198,262
 Medcath /1/                                         6,190                168,430
 United Surgical Partners International /1/          3,195                115,052
                                                                          481,744
MEDICAL-NURSING HOMES (1.13%)
 Genesis HealthCare /1/                              4,270                192,022
                                              Principal
                                              Amount                     Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-NURSING HOMES (CONTINUED)
                                                                      $
 Kindred Healthcare /1/                              4,470                164,228
                                                                          356,250
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.30%)
 Amedisys /1/                                        5,410                211,747
 Option Care                                        14,155                198,453
                                                                          410,200
METAL PROCESSORS & FABRICATION (0.31%)
 Commercial Metals                                   3,370                 96,854
MISCELLANEOUS INVESTING (1.02%)
 American Home Mortgage Investment                   5,165                198,387
 KKR Financial                                       5,089                124,579
                                                                          322,966
MRI-MEDICAL DIAGNOSTIC IMAGING (0.47%)
 Alliance Imaging /1/                               14,390                147,641
NETWORKING PRODUCTS (2.00%)
 Anixter International /1/                           4,890                203,228
 Ixia /1/                                            9,300                183,582
 NETGEAR /1/                                         4,270                 88,432
 SafeNet /1/                                         4,570                156,248
                                                                          631,490
NON-HAZARDOUS WASTE DISPOSAL (0.62%)
 Waste Connections /1/                               5,460                196,560
OFFICE SUPPLIES & FORMS (0.98%)
 Ennis                                               8,340                151,871
 John H. Harland                                     4,060                156,838
                                                                          308,709
OIL & GAS DRILLING (1.08%)
 Grey Wolf /1/                                      27,340                209,698
 Todco /1/                                           4,290                131,746
                                                                          341,444
OIL COMPANY-EXPLORATION & PRODUCTION (2.40%)
 Cimarex Energy /1/                                  2,250                 94,365
 Denbury Resources /1/                               5,470                255,996
 Remington Oil & Gas /1/                             3,460                136,359
 St. Mary Land & Exploration                         8,570                270,812
                                                                          757,532
OIL FIELD MACHINERY & EQUIPMENT (0.53%)
 Lone Star Technologies /1/                          3,300                168,399
OIL REFINING & MARKETING (0.54%)
 Alon USA Energy /1/                                 5,949                105,595
 Frontier Oil                                        2,260                 63,325
                                                                          168,920
OIL-FIELD SERVICES (1.71%)
 Cal Dive International /1/                          3,930                232,735
 Oil States International /1/                        7,450                220,371
 Superior Energy Services /1/                        3,980                 84,933
                                                                          538,039
PHYSICAL THERAPY & REHABILITATION CENTERS (0.57%)
 Psychiatric Solutions /1/                           3,700                178,266
                                              Principal
                                              Amount                     Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHYSICIAN PRACTICE MANAGEMENT (0.58%)
                                                                      $
 Pediatrix Medical Group /1/                         2,347                184,052
POULTRY (0.51%)
 Sanderson Farms                                     3,740                161,157
PRINTING-COMMERCIAL (0.57%)
 Consolidated Graphics /1/                           4,250                181,050
PROPERTY & CASUALTY INSURANCE (1.13%)
 Arch Capital Group /1/                              2,660                122,360
 Zenith National Insurance                           3,360                233,990
                                                                          356,350
PUBLICLY TRADED INVESTMENT FUND (1.55%)
 iShares Nasdaq Biotechnology Index Fund /1/         6,430                488,551
RACETRACKS (0.62%)
 Penn National Gaming /1/                            5,460                195,195
RECREATIONAL CENTERS (0.44%)
 Life Time Fitness /1/                               4,120                138,432
REINSURANCE (0.40%)
 Max Re Capital                                      5,480                125,766
RENTAL-AUTO & EQUIPMENT (0.61%)
 Aaron Rents                                         7,800                191,412
RESEARCH & DEVELOPMENT (1.25%)
 PRA International /1/                               7,542                227,844
 SFBC International /1/                              4,170                167,801
                                                                          395,645
RESORTS & THEME PARKS (0.60%)
 Bluegreen /1/                                      10,720                190,387
RESPIRATORY PRODUCTS (0.59%)
 Respironics /1/                                     4,890                185,331
RETAIL-APPAREL & SHOE (2.03%)
 DSW /1/                                             7,292                193,238
 Jos. A. Bank Clothiers /1/                          2,687                122,796
 Stage Stores /1/                                    3,079                135,999
 Too /1/                                             7,340                189,299
                                                                          641,332
RETAIL-AUTO PARTS (0.50%)
 TBC /1/                                             5,550                157,454
RETAIL-AUTOMOBILE (0.52%)
 Rush Enterprises /1/                               10,380                165,042
RETAIL-MUSIC STORE (0.66%)
 Guitar Center /1/                                   3,220                207,996
RETAIL-RESTAURANTS (1.55%)
 California Pizza Kitchen /1/                        6,380                195,228
 Denny's /1/                                        18,751                105,380
 Sonic /1/                                           6,180                187,316
                                                                          487,924
RETAIL-VIDEO RENTAL (0.54%)
 Movie Gallery                                       6,820                171,046
                                              Principal
                                              Amount                     Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SCHOOLS (0.38%)
                                                                      $
 Educate /1/                                         7,723                119,359
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.38%)
 Emulex /1/                                          6,350                120,587
SEMICONDUCTOR EQUIPMENT (1.40%)
 ADE /1/                                             5,030                123,738
 ATMI /1/                                            6,020                191,617
 Photronics /1/                                      4,680                125,611
                                                                          440,966
STEEL PIPE & TUBE (0.54%)
 NS Group /1/                                        4,010                170,224
STEEL PRODUCERS (0.39%)
 Reliance Steel & Aluminum                           2,620                122,406
TELECOMMUNICATION EQUIPMENT (0.36%)
 CommScope /1/                                       6,770                114,345
THERAPEUTICS (0.46%)
 MGI Pharma /1/                                      5,310                144,963
TRANSACTIONAL SOFTWARE (0.77%)
 Transaction Systems Architects /1/                  9,060                242,355
TRANSPORT-MARINE (0.39%)
 Knightsbridge Tankers                               2,940                123,921
TRANSPORT-SERVICES (0.48%)
 HUB Group /1/                                       4,840                149,943
TRANSPORT-TRUCK (0.65%)
 Old Dominion Freight Line /1/                       6,200                205,344
VETERINARY DIAGNOSTICS (0.38%)
 VCA Antech /1/                                      5,020                119,175
WIRE & CABLE PRODUCTS (0.35%)
 General Cable /1/                                   6,599                109,543
                                      TOTAL COMMON STOCKS              30,568,237


                                              Principal
                                              Amount                     Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.67%)
FINANCE-OTHER SERVICES (2.67%)
 Investment in Joint Trading Account;
  HSBC Funding
                                                   $                  $
  3.31%; 08/01/05                                  841,432                841,432
                                   TOTAL COMMERCIAL PAPER                 841,432
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (99.61%)              31,409,669
CASH AND RECEIVABLES, NET OF LIABILITIES (0.39%)                          122,219
                               TOTAL NET ASSETS (100.00%)             $31,531,888
                                                                      -------------

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP GROWTH FUND

                           JULY 31, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 4,359,707
Unrealized Depreciation                         (386,150)
                                             -----------
Net Unrealized Appreciation (Depreciation)     3,973,557
Cost for federal income tax purposes         $27,436,112

                            SCHEDULE OF INVESTMENTS
                          SMALLCAP S&P 600 INDEX FUND

                           JULY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (99.65%)
ADVANCED MATERIALS & PRODUCTS (0.14%)
                                                                             $
 Ceradyne /1/                                              10,410                 331,767
AEROSPACE & DEFENSE (0.41%)
 Esterline Technologies /1/                                10,700                 457,318
 Teledyne Technologies /1/                                 14,144                 536,765
                                                                                  994,083
AEROSPACE & DEFENSE EQUIPMENT (1.39%)
 AAR /1/                                                   13,783                 247,680
 Armor Holdings /1/                                        14,674                 599,873
 Curtiss-Wright                                             9,184                 563,898
 DRS Technologies                                          11,782                 612,664
 GenCorp                                                   21,750                 438,697
 Kaman                                                      9,692                 188,994
 Moog /1/                                                  15,582                 491,924
 Triumph Group /1/                                          6,759                 272,726
                                                                                3,416,456
AGRICULTURAL OPERATIONS (0.17%)
 Delta & Pine Land                                         15,330                 410,077
AIRLINES (0.33%)
 Frontier Airlines /1/                                     15,307                 187,970
 Mesa Air Group /1/                                        12,753                 107,635
 Skywest                                                   24,504                 508,458
                                                                                  804,063
APPAREL MANUFACTURERS (1.05%)
 Ashworth /1/                                               5,907                  49,087
 Gymboree /1/                                              13,256                 223,761
 Haggar                                                     2,677                  60,126
 Kellwood                                                  11,811                 287,125
 Oxford Industries                                          6,515                 306,270
 Phillips-Van Heusen                                       16,027                 543,315
 Quiksilver /1/                                            49,698                 834,430
 Russell                                                   13,988                 264,653
                                                                                2,568,767
APPLIANCES (0.02%)
 Applica /1/                                                9,538                  26,516
 Fedders                                                   11,533                  29,063
                                                                                   55,579
APPLICATIONS SOFTWARE (0.63%)
 EPIQ Systems /1/                                           6,692                 117,846
 Mapinfo /1/                                                8,773                  98,257
 MRO Software /1/                                           9,784                 160,751
 Pinnacle Systems /1/                                      30,147                 137,169
 Progress Software /1/                                     15,818                 491,782
 Serena Software /1/                                       14,394                 295,365
 SS&C Technologies                                          6,848                 249,404
                                                                                1,550,574
ATHLETIC EQUIPMENT (0.15%)
 Nautilus                                                  13,438                 374,383
ATHLETIC FOOTWEAR (0.18%)
 K-Swiss                                                   12,740                 430,230
AUDIO & VIDEO PRODUCTS (0.00%)
 Vialta /1/                                                    11                       4
                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO REPAIR CENTERS (0.06%)
                                                                             $
 Midas /1/                                                  6,391                 147,824
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.55%)
 Oshkosh Truck                                             15,792               1,339,162
AUTO-TRUCK TRAILERS (0.12%)
 Wabash National                                           13,222                 284,405
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.10%)
 Superior Industries International                         10,404                 242,829
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.04%)
 Standard Motor Products                                    6,405                  89,670
BANKS (0.14%)
 Boston Private Financial Holdings                         11,904                 341,050
BATTERIES & BATTERY SYSTEMS (0.09%)
 Greatbatch /1/                                             9,170                 222,006
BROADCASTING SERVICES & PROGRAMMING (0.05%)
 4 Kids Entertainment /1/                                   5,664                 113,846
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.53%)
 ElkCorp                                                    8,139                 271,028
 NCI Building Systems /1/                                   8,969                 346,383
 Simpson Manufacturing                                     17,946                 687,691
                                                                                1,305,102
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.09%)
 Insituform Technologies /1/                               11,391                 219,277
BUILDING PRODUCTS-AIR & HEATING (0.24%)
 Lennox International                                      23,940                 584,615
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.82%)
 Florida Rock Industries                                   23,894               1,311,542
 Texas Industries                                           9,637                 709,572
                                                                                2,021,114
BUILDING PRODUCTS-DOORS & WINDOWS (0.07%)
 Apogee Enterprises                                        11,629                 183,854
BUILDING PRODUCTS-WOOD (0.15%)
 Universal Forest Products                                  7,315                 365,384
BUILDING-MAINTENANCE & SERVICE (0.22%)
 ABM Industries                                            19,046                 373,302
 Healthcare Services Group                                  9,608                 176,018
                                                                                  549,320
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.65%)
 Champion Enterprises /1/                                  32,159                 387,837
 Coachmen Industries                                        6,381                  84,102
 Fleetwood Enterprises /1/                                 23,610                 267,973
 Monaco Coach                                              12,530                 219,275
 Skyline                                                    3,244                 136,248
 Winnebago Industries                                      12,918                 498,506
                                                                                1,593,941
BUILDING-RESIDENTIAL & COMMERCIAL (2.39%)
 MDC Holdings                                              16,154               1,379,875
 Meritage /1/                                              10,337                 960,824
 NVR /1/                                                    2,297               2,154,586
                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
                                                                             $
 Standard-Pacific                                          14,407               1,374,284
                                                                                5,869,569
CASINO HOTELS (0.20%)
 Aztar /1/                                                 14,796                 492,411
CASINO SERVICES (0.16%)
 Shuffle Master /1/                                        14,950                 401,108
CHEMICALS-DIVERSIFIED (0.19%)
 Georgia Gulf                                              14,493                 459,863
CHEMICALS-FIBERS (0.05%)
 Wellman                                                   13,786                 114,975
CHEMICALS-PLASTICS (0.21%)
 A. Schulman                                               13,028                 245,969
 PolyOne /1/                                               39,025                 278,638
                                                                                  524,607
CHEMICALS-SPECIALTY (0.65%)
 Arch Chemicals                                            10,042                 258,581
 H.B. Fuller                                               12,237                 422,544
 MacDermid                                                 11,721                 387,965
 OM Group /1/                                              12,101                 283,526
 OMNOVA Solutions /1/                                      17,341                 102,485
 Penford                                                    3,750                  55,463
 Quaker Chemical                                            4,120                  76,220
                                                                                1,586,784
CIRCUIT BOARDS (0.11%)
 Park Electrochemical                                       8,065                 212,432
 SBS Technologies /1/                                       6,645                  66,384
                                                                                  278,816
COAL (0.58%)
 Massey Energy                                             32,615               1,410,599
COFFEE (0.07%)
 Peets Coffee & Tea /1/                                     5,161                 176,558
COLLECTIBLES (0.06%)
 Action Performance                                         7,892                  67,476
 Department 56 /1/                                          5,853                  73,631
                                                                                  141,107
COMMERCIAL BANKS (5.51%)
 Amegy Bancorp.                                            29,814                 679,163
 Central Pacific Financial                                 12,897                 470,741
 Chittenden                                                19,716                 577,482
 Community Bank System                                     12,897                 310,173
 East-West Bancorp                                         22,382                 772,179
 First Bancorp.                                            32,621                 799,867
 First Midwest Bancorp                                     19,417                 724,642
 First Republic Bank                                       10,280                 389,406
 Fremont General                                           30,427                 743,636
 Gold Banc                                                 16,640                 252,928
 Hudson United Bancorp                                     19,015                 796,728
 Irwin Financial                                            9,821                 216,553
 Nara Bancorp.                                              9,910                 154,001
 PrivateBancorp                                             7,991                 295,267
 Provident Bankshares                                      14,006                 476,204
                                              Shares

                                              Held                              Value

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COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                             $
 Republic Bancorp.                                         29,767                 440,552
 South Financial Group                                     31,636                 916,179
 Sterling Bancshares                                       19,224                 302,009
 Susquehanna Bancshares                                    19,822                 531,626
 TrustCo Bank                                              31,972                 426,187
 UCBH Holdings                                             38,875                 710,246
 Umpqua Holdings                                           18,887                 470,853
 United Bankshares                                         16,517                 624,508
 Whitney Holding                                           26,729                 885,264
 Wintrust Financial                                         9,973                 534,852
                                                                               13,501,246
COMMERCIAL SERVICE-FINANCE (0.32%)
 Coinstar /1/                                              10,792                 222,045
 iPayment /1/                                               4,439                 171,834
 NCO Group /1/                                             13,635                 277,881
 PRG-Schultz International /1/                             18,267                  57,724
 Rewards Network /1/                                        9,103                  48,155
                                                                                  777,639
COMMERCIAL SERVICES (0.60%)
 Arbitron                                                  13,350                 554,025
 Central Parking                                           13,406                 194,387
 CPI                                                        3,335                  58,996
 Pre-Paid Legal Services                                    5,754                 271,877
 Sourcecorp /1/                                             6,658                 146,409
 StarTek                                                    5,470                  90,364
 Vertrue /1/                                                4,164                 165,103
                                                                                1,481,161
COMMUNICATIONS SOFTWARE (0.42%)
 Avid Technology /1/                                       14,937                 614,657
 Captaris /1/                                              12,529                  45,981
 Digi International /1/                                     9,593                 104,564
 Inter-Tel                                                 10,214                 254,329
                                                                                1,019,531
COMPUTER AIDED DESIGN (0.20%)
 ANSYS /1/                                                 13,443                 488,787
COMPUTER SERVICES (0.80%)
 CACI International /1/                                    12,722                 836,980
 Carreker /1/                                               9,697                  59,540
 CIBER /1/                                                 24,992                 195,437
 FactSet Research Systems                                  16,545                 606,871
 Manhattan Associates /1/                                  12,456                 257,839
                                                                                1,956,667
COMPUTER SOFTWARE (0.03%)
 Phoenix Technologies /1/                                  10,563                  71,828
COMPUTERS-INTEGRATED SYSTEMS (1.09%)
 Agilysys                                                  12,925                 249,969
 Brooktrout /1/                                             5,394                  53,616
 Catapult Communications /1/                                4,809                  78,387
 Kronos /1/                                                13,626                 640,422
 Mercury Computer Systems /1/                               8,898                 246,475
 Micros Systems /1/                                        16,159                 694,029
 MTS Systems                                                8,408                 333,377
 NYFIX /1/                                                 13,076                 104,216
 Radiant Systems /1/                                       10,257                 131,187
                                              Shares

                                              Held                              Value

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COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                             $
 RadiSys /1/                                                8,476                 146,974
                                                                                2,678,652
COMPUTERS-MEMORY DEVICES (0.15%)
 Hutchison Technology /1/                                  10,733                 357,302
COMPUTERS-PERIPHERAL EQUIPMENT (0.07%)
 Synaptics /1/                                             10,932                 173,272
COMPUTERS-VOICE RECOGNITION (0.13%)
 Talx                                                       8,896                 328,262
CONSULTING SERVICES (0.29%)
 Maximus                                                    8,502                 324,606
 Watson Wyatt                                              13,895                 383,780
                                                                                  708,386
CONSUMER PRODUCTS-MISCELLANEOUS (0.51%)
 Fossil /1/                                                23,893                 568,414
 Russ Berrie                                                7,167                 114,672
 Spectrum Brands /1/                                       18,541                 574,771
                                                                                1,257,857
CONTAINERS-PAPER/PLASTIC (0.08%)
 Chesapeake                                                 8,373                 186,718
CRYSTAL & GIFTWARE (0.01%)
 Enesco Group /1/                                           6,229                  17,067
DATA PROCESSING & MANAGEMENT (0.75%)
 eFunds /1/                                                19,247                 351,450
 FileNet /1/                                               17,395                 491,757
 Global Payments                                           15,224               1,008,438
                                                                                1,851,645
DECISION SUPPORT SOFTWARE (0.06%)
 SPSS /1/                                                   7,112                 139,680
DENTAL SUPPLIES & EQUIPMENT (0.25%)
 Sybron Dental Specialties /1/                             17,035                 626,036
DIAGNOSTIC EQUIPMENT (0.22%)
 Immucor /1/                                               19,306                 530,336
DIAGNOSTIC KITS (0.78%)
 Biosite /1/                                                7,178                 395,400
 Diagnostic Products                                       11,209                 632,860
 IDEXX Laboratories /1/                                    13,849                 878,858
                                                                                1,907,118
DIRECT MARKETING (0.19%)
 ADVO                                                      13,286                 467,003
DISPOSABLE MEDICAL PRODUCTS (0.16%)
 ICU Medical /1/                                            5,875                 193,993
 Merit Medical Systems /1/                                 11,296                 194,630
                                                                                  388,623
DISTRIBUTION-WHOLESALE (1.73%)
 Bell Microproducts /1/                                    12,309                 128,137
 Building Material Holding                                  5,912                 491,287
 Hughes Supply                                             28,227                 802,211
 Owens & Minor                                             16,869                 499,997
 ScanSource /1/                                             5,381                 256,835
                                              Shares

                                              Held                              Value

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COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                             $
 SCP Pool                                                  22,310                 812,977
 United Stationers /1/                                     14,108                 731,500
 Watsco                                                    10,897                 516,082
                                                                                4,239,026
DIVERSIFIED MANUFACTURING OPERATIONS (1.52%)
 A.O. Smith                                                10,468                 282,636
 Acuity Brands                                             18,750                 547,125
 Barnes Group                                               9,071                 308,777
 EnPro Industries /1/                                       8,892                 270,317
 Griffon /1/                                               11,393                 294,509
 Lydall /1/                                                 6,865                  65,561
 Myers Industries                                          14,000                 184,800
 Roper Industries                                          18,101               1,389,252
 Standex International                                      4,934                 146,540
 Tredegar                                                  14,115                 227,392
                                                                                3,716,909
DIVERSIFIED MINERALS (0.09%)
 AMCOL International                                       11,063                 219,601
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.36%)
 Chemed                                                    10,747                 462,121
 Viad                                                       9,462                 290,956
 Volt Information Sciences /1/                              5,014                 131,417
                                                                                  884,494
DRUG DELIVERY SYSTEMS (0.07%)
 Noven Pharmaceuticals /1/                                 10,010                 169,269
E-COMMERCE-SERVICES (0.04%)
 Napster /1/                                               18,617                  95,691
E-MARKETING-INFORMATION (0.03%)
 MIVA /1/                                                  12,000                  71,520
E-SERVICES-CONSULTING (0.35%)
 Digital Insight /1/                                       14,816                 362,992
 Websense /1/                                              10,155                 506,125
                                                                                  869,117
ELECTRIC PRODUCTS-MISCELLANEOUS (0.11%)
 Littelfuse /1/                                             9,522                 275,091
ELECTRIC-INTEGRATED (1.31%)
 ALLETE                                                    12,671                 612,263
 Avista                                                    20,609                 392,395
 Central Vermont Public Service                             5,204                  96,794
 CH Energy Group                                            6,697                 329,158
 Cleco                                                     21,200                 476,576
 El Paso Electric /1/                                      20,281                 438,881
 Green Mountain Power                                       2,201                  64,709
 UIL Holdings                                               5,849                 318,654
 UniSource Energy                                          14,683                 473,527
                                                                                3,202,957
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.81%)
 Bel Fuse                                                   4,877                 160,307
 Benchmark Electronics /1/                                 17,710                 566,720
 CTS                                                       15,618                 192,726
 Cubic                                                      8,969                 174,626
 Daktronics /1/                                             7,367                 150,803
                                              Shares

                                              Held                              Value

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COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                             $
 Methode Electronics                                       15,454                 195,339
 Planar Systems /1/                                         6,277                  49,086
 Rogers /1/                                                 6,984                 285,087
 Technitrol /1/                                            17,195                 222,503
                                                                                1,997,197
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.77%)
 Actel /1/                                                 10,696                 165,574
 DSP Group /1/                                             12,036                 300,298
 ESS Technology /1/                                        15,050                  60,953
 Kopin /1/                                                 29,909                 164,500
 Microsemi /1/                                             26,190                 559,156
 Skyworks Solutions /1 2/                                  66,930                 490,597
 Supertex /1/                                               5,548                 150,101
                                                                                1,891,179
ELECTRONIC MEASUREMENT INSTRUMENTS (1.10%)
 Analogic                                                   5,365                 275,600
 Flir Systems /1/                                          29,471                 969,301
 Itron /1/                                                  9,883                 478,831
 Keithley Instruments                                       6,465                  91,157
 Trimble Navigation /1/                                    22,420                 873,483
                                                                                2,688,372
ELECTRONICS-MILITARY (0.36%)
 EDO                                                        7,532                 232,362
 Engineered Support Systems                                17,714                 655,064
                                                                                  887,426
ENERGY-ALTERNATE SOURCES (0.31%)
 Headwaters /1/                                            17,573                 751,246
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.42%)
 EMCOR Group /1/                                            6,586                 339,179
 URS /1/                                                   18,180                 680,841
                                                                                1,020,020
ENGINES-INTERNAL COMBUSTION (0.33%)
 Briggs & Stratton                                         21,922                 819,225
ENTERPRISE SOFTWARE & SERVICE (0.54%)
 Hyperion Solutions /1/                                    17,161                 807,596
 JDA Software Group /1/                                    12,352                 175,522
 ManTech International /1/                                 10,684                 336,653
                                                                                1,319,771
ENTERTAINMENT SOFTWARE (0.55%)
 Take-Two Interactive Software /1/                         30,307                 745,855
 THQ /1/                                                   17,322                 605,924
                                                                                1,351,779
ENVIRONMENTAL CONSULTING & ENGINEERING (0.15%)
 Tetra Tech /1/                                            24,091                 362,088
FILTRATION & SEPARATION PRODUCTS (0.49%)
 CLARCOR                                                   21,891                 682,999
 CUNO /1/                                                   7,342                 528,331
                                                                                1,211,330
FINANCE-CONSUMER LOANS (0.09%)
 World Acceptance /1/                                       7,954                 216,110
                                              Shares

                                              Held                              Value

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COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (0.36%)
                                                                             $
 Investment Technology Group /1/                           17,863                 457,650
 Piper Jaffray /1/                                          8,727                 300,296
 SWS Group                                                  6,799                 126,801
                                                                                  884,747
FINANCE-LEASING COMPANY (0.12%)
 Financial Federal                                          7,417                 285,555
FIREARMS & AMMUNITION (0.05%)
 Sturm Ruger                                               10,291                 115,156
FOOD-BAKING (0.24%)
 Flowers Foods                                             23,547                 593,149
FOOD-CANNED (0.16%)
 TreeHouse Foods /1/                                       12,789                 391,088
FOOD-MISCELLANEOUS/DIVERSIFIED (0.89%)
 American Italian Pasta                                     7,833                 164,885
 Corn Products International                               31,947                 768,964
 Hain Celestial Group /1/                                  14,171                 281,011
 J & J Snack Foods                                          3,354                 197,349
 Lance                                                     12,040                 217,683
 Ralcorp Holdings                                          12,596                 541,628
                                                                                2,171,520
FOOD-RETAIL (0.14%)
 Great Atlantic & Pacific Tea /1/                          11,959                 342,625
FOOD-WHOLESALE & DISTRIBUTION (0.56%)
 Nash Finch                                                 5,427                 223,755
 Performance Food Group /1/                                19,956                 599,279
 United Natural Foods /1/                                  16,569                 558,707
                                                                                1,381,741
FOOTWEAR & RELATED APPAREL (0.31%)
 Stride Rite                                               15,386                 215,404
 Wolverine World Wide                                      24,583                 540,826
                                                                                  756,230
FORESTRY (0.09%)
 Deltic Timber                                              5,205                 222,462
GARDEN PRODUCTS (0.30%)
 Toro                                                      18,319                 737,157
GAS-DISTRIBUTION (2.88%)
 Atmos Energy                                              33,966                 990,449
 Cascade Natural Gas                                        4,827                 105,373
 Energen                                                   31,134               1,092,803
 Laclede Group                                              8,971                 293,262
 New Jersey Resources                                      11,657                 550,910
 Northwest Natural                                         11,706                 451,735
 Piedmont Natural Gas                                      32,592                 805,674
 Southern Union /1/                                        41,277               1,050,087
 Southwest Gas                                             15,983                 428,025
 UGI                                                       44,071               1,293,043
                                                                                7,061,361
HEALTH CARE COST CONTAINMENT (0.05%)
 Hooper Holmes                                             27,725                 116,168
                                              Shares

                                              Held                              Value

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COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (0.36%)
                                                                             $
 Bassett Furniture Industries                               4,695                  91,787
 Ethan Allen Interiors /2/                                 14,832                 489,456
 La-Z-Boy                                                  22,166                 296,360
                                                                                  877,603
HOSPITAL BEDS & EQUIPMENT (0.23%)
 Invacare                                                  13,429                 566,032
HOTELS & MOTELS (0.10%)
 Marcus                                                    11,723                 251,810
HOUSEWARES (0.09%)
 Libbey                                                     5,883                 103,247
 National Presto Industries                                 2,465                 109,914
                                                                                  213,161
HUMAN RESOURCES (0.69%)
 Administaff                                                9,980                 255,488
 CDI                                                        6,623                 162,727
 Cross Country Healthcare /1/                              11,231                 221,700
 Heidrick & Struggles International /1/                     8,289                 248,504
 Labor Ready /1/                                           22,280                 528,259
 On Assignment /1/                                         10,761                  58,109
 Spherion /1/                                              26,195                 206,941
                                                                                1,681,728
IDENTIFICATION SYSTEM-DEVELOPMENT (0.51%)
 Brady                                                     19,052                 651,578
 Checkpoint Systems /1/                                    16,078                 277,828
 Paxar /1/                                                 16,338                 317,938
                                                                                1,247,344
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.07%)
 Sonic Solutions /1/                                        9,594                 184,205
INDUSTRIAL AUTOMATION & ROBOTS (0.28%)
 Cognex                                                    18,705                 624,186
 Gerber Scientific /1/                                      8,999                  54,174
                                                                                  678,360
INSTRUMENTS-CONTROLS (0.52%)
 BEI Technologies                                           5,663                 196,789
 Photon Dynamics /1/                                        7,187                 136,086
 Water Technologies                                        12,265                 447,672
 Woodward Governor                                          4,510                 404,592
 X-Rite                                                     8,356                 101,108
                                                                                1,286,247
INSTRUMENTS-SCIENTIFIC (0.28%)
 Dionex /1/                                                 8,191                 378,097
 FEI /1/                                                   12,383                 280,970
 Meade Instruments /1/                                      7,139                  18,633
                                                                                  677,700
INSURANCE BROKERS (0.21%)
 Hilb, Rogal & Hamilton                                    15,135                 512,925
INTERNET APPLICATION SOFTWARE (0.26%)
 Verity /1/                                                15,973                 160,848
 WebEx Communications /1/                                  16,646                 475,576
                                                                                  636,424
                                              Shares

                                              Held                              Value

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COMMON STOCKS (CONTINUED)
INTERNET CONNECTIVE SERVICES (0.03%)
                                                                             $
 PC-Tel /1/                                                 8,392                  77,542
INTERNET SECURITY (0.18%)
 Internet Security Systems /1/                             18,223                 414,937
 Zixit /1/                                                 12,637                  37,153
                                                                                  452,090
INTERNET TELEPHONY (0.15%)
 j2 Global Communications /1/                               9,271                 371,860
LASERS-SYSTEMS & COMPONENTS (0.51%)
 Coherent /1/                                              13,083                 445,345
 Cymer /1/                                                 15,393                 534,137
 Electro Scientific Industries /1/                         12,133                 266,926
                                                                                1,246,408
LEISURE & RECREATION PRODUCTS (0.31%)
 K2 /1/                                                    20,208                 268,766
 Multimedia Games /1/                                      11,652                 122,113
 WMS Industries /1/                                        11,179                 364,324
                                                                                  755,203
LIFE & HEALTH INSURANCE (0.55%)
 Delphi Financial Group                                    12,735                 617,775
 Presidential Life                                         10,855                 199,895
 UICI                                                      17,253                 532,255
                                                                                1,349,925
LINEN SUPPLY & RELATED ITEMS (0.19%)
 Angelica                                                   3,901                  98,539
 G & K Services                                             8,959                 356,568
                                                                                  455,107
MACHINERY TOOLS & RELATED PRODUCTS (0.17%)
 Milacron /1/                                              18,831                  35,214
 Regal Beloit                                              12,341                 388,741
                                                                                  423,955
MACHINERY-CONSTRUCTION & MINING (0.37%)
 Astec Industries /1/                                       7,868                 228,093
 JLG Industries                                            21,659                 678,793
                                                                                  906,886
MACHINERY-ELECTRICAL (0.13%)
 Baldor Electric                                           12,970                 324,769
MACHINERY-FARM (0.05%)
 Lindsay Manufacturing                                      4,928                 121,081
MACHINERY-GENERAL INDUSTRY (1.33%)
 Albany International                                      13,474                 472,129
 Applied Industrial Technologies                           11,620                 415,182
 Gardner Denver /1/                                        10,668                 438,455
 Idex                                                      21,710                 948,293
 Manitowoc                                                 12,783                 583,544
 Robbins & Myers                                            5,537                 120,319
 Stewart & Stevenson Services                              12,332                 285,486
                                                                                3,263,408
MEDICAL INFORMATION SYSTEM (0.67%)
 Cerner /1/                                                14,096               1,063,120
 Dendrite International /1/                                18,094                 313,026
                                              Shares

                                              Held                              Value

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COMMON STOCKS (CONTINUED)
MEDICAL INFORMATION SYSTEM (CONTINUED)
                                                                             $
 NDCHealth                                                 15,320                 274,535
                                                                                1,650,681
MEDICAL INSTRUMENTS (0.82%)
 Advanced Neuromodulation Systems /1/                       8,427                 421,687
 ArthroCare /1/                                            10,300                 376,671
 Conmed /1/                                                12,482                 375,833
 Datascope                                                  5,783                 194,887
 dj Orthopedics /1/                                         8,482                 208,064
 Kensey Nash /1/                                            4,832                 155,687
 SurModics /1/                                              7,072                 274,818
                                                                                2,007,647
MEDICAL LABORATORY & TESTING SERVICE (0.11%)
 LabOne /1/                                                 7,419                 279,177
MEDICAL LASER SYSTEMS (0.17%)
 BioLase Technology                                         9,848                  61,058
 LCA-Vision                                                 7,694                 352,385
                                                                                  413,443
MEDICAL PRODUCTS (1.83%)
 American Medical Systems Holding /1/                      26,411                 614,056
 Cooper                                                    18,747               1,287,919
 Cyberonics /1/                                             9,554                 368,975
 Haemonetics /1/                                           11,171                 471,751
 Mentor                                                    15,878                 789,931
 Osteotech /1/                                              7,303                  32,352
 PolyMedica                                                10,197                 358,119
 Possis Medical /1/                                         7,343                  85,913
 Viasys Healthcare /1/                                     12,586                 312,636
 Vital Signs                                                3,921                 177,151
                                                                                4,498,803
MEDICAL-BIOMEDICAL/GENE (0.51%)
 Arqule /1/                                                13,313                 101,046
 Cambrex                                                   11,215                 220,599
 CryoLife /1/                                               9,572                  73,226
 Enzo Biochem /1/                                          12,699                 213,089
 Integra LifeSciences Holdings /1/                         10,615                 322,696
 Regeneron Pharmaceutical /1/                              20,507                 197,687
 Savient Pharmaceuticals /1/                               25,824                 116,208
                                                                                1,244,551
MEDICAL-DRUGS (0.52%)
 Bradley Pharmaceuticals /1/                                6,325                  71,473
 Medicis Pharmaceutical /2/                                23,057                 782,093
 Priority Healthcare /1/                                   15,458                 424,940
                                                                                1,278,506
MEDICAL-GENERIC DRUGS (0.11%)
 Alpharma                                                  20,061                 281,656
MEDICAL-HMO (0.83%)
 AMERIGROUP /1/                                            21,738                 753,222
 Centene /1/                                               17,771                 520,690
 Sierra Health Services /1/                                11,352                 765,579
                                                                                2,039,491
MEDICAL-HOSPITALS (0.27%)
 United Surgical Partners International /1/                18,373                 661,612
                                              Shares

                                              Held                              Value

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COMMON STOCKS (CONTINUED)
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.41%)
                                                                             $
 Amedisys /1/                                               6,573                 257,267
 Amsurg /1/                                                12,535                 351,106
 Gentiva Health Services /1/                                9,918                 191,318
 Odyssey HealthCare /1/                                    14,658                 215,326
                                                                                1,015,017
METAL PROCESSORS & FABRICATION (1.34%)
 Commercial Metals                                         25,690                 738,330
 Kaydon                                                    11,967                 369,302
 Mueller Industries                                        15,550                 455,304
 Quanex                                                    10,719                 653,859
 Timken /2/                                                38,836               1,027,989
 Wolverine Tube /1/                                         6,387                  42,218
                                                                                3,287,002
METAL PRODUCTS-DISTRIBUTION (0.08%)
 A.M. Castle /1/                                            5,513                  83,853
 Lawson Products                                            2,957                 121,000
                                                                                  204,853
METAL-ALUMINUM (0.12%)
 Century Aluminum /1/                                      11,747                 287,449
METAL-IRON (0.28%)
 Cleveland-Cliffs                                           9,294                 675,767
MISCELLANEOUS INVESTING (3.73%)
 Acadia Realty Trust                                       13,339                 253,441
 Capital Automotive                                        18,052                 708,902
 Colonial Properties Trust                                 16,790                 796,182
 Commercial Net Lease Realty                               22,179                 460,214
 CRT Properties                                            13,519                 373,395
 Eastgroup Properties                                       9,340                 405,356
 Entertainment Properties Trust                            10,874                 495,311
 Essex Property Trust                                       9,799                 900,136
 Gables Residential Trust                                  12,432                 539,922
 Glenborough Realty Trust                                  15,320                 321,107
 Kilroy Realty                                             12,278                 639,684
 Lexington Corporate Properties Trust                      21,943                 526,193
 New Century Financial                                     22,029               1,153,879
 Parkway Properties                                         5,980                 320,229
 Shurgard Storage Centers                                  19,823                 929,698
 Sovran Self Storage                                        6,864                 331,600
                                                                                9,155,249
MISCELLANEOUS MANUFACTURERS (0.31%)
 AptarGroup                                                15,081                 751,788
NETWORKING PRODUCTS (0.66%)
 Adaptec /1/ /2/                                           47,793                 184,003
 Aeroflex /1/                                              31,703                 306,885
 Anixter International /1/                                 14,765                 613,633
 Black Box                                                  7,361                 322,412
 NETGEAR /1/                                                9,463                 195,979
                                                                                1,622,912
NON-FERROUS METALS (0.19%)
 Brush Engineered Materials /1/                             8,170                 138,318
 RTI International Metals /1/                               9,419                 324,202
                                                                                  462,520
                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (0.29%)
                                                                             $
 Waste Connections /1/                                     19,893                 716,148
NON-HOTEL GAMBLING (0.38%)
 Argosy Gaming /1/ /2/                                     11,945                 558,906
 Pinnacle Entertainment /1/                                17,213                 371,801
                                                                                  930,707
OFFICE AUTOMATION & EQUIPMENT (0.22%)
 Global Imaging Systems /1/                                 9,868                 342,025
 Imagistics International /1/                               6,941                 209,063
                                                                                  551,088
OFFICE FURNISHINGS-ORIGINAL (0.09%)
 Interface /1/                                             21,108                 215,513
OFFICE SUPPLIES & FORMS (0.25%)
 John H. Harland                                           11,670                 450,812
 Standard Register                                         11,218                 171,075
                                                                                  621,887
OIL & GAS (0.21%)
 Spinnaker Exploration /1/                                 13,000                 510,120
OIL & GAS DRILLING (0.16%)
 Atwood Oceanics /1/                                        5,764                 392,932
OIL COMPANY-EXPLORATION & PRODUCTION (3.55%)
 Cabot Oil & Gas                                           20,787                 842,289
 Cimarex Energy /1/                                        34,538               1,448,524
 Penn Virginia                                              7,865                 424,317
 Petroleum Development /1/                                  7,049                 263,915
 Remington Oil & Gas /1/                                   10,896                 429,411
 Southwestern Energy /1/                                   30,982               1,707,418
 St. Mary Land & Exploration                               24,321                 768,544
 Stone Energy /1/                                          10,845                 577,062
 Swift Energy /1/                                          12,039                 490,950
 Unit /1/                                                  17,731                 842,223
 Vintage Petroleum                                         25,823                 907,162
                                                                                8,701,815
OIL FIELD MACHINERY & EQUIPMENT (0.79%)
 Carbo Ceramics                                             6,123                 532,027
 Dril-Quip /1/                                              5,116                 169,954
 Hydril /1/                                                 9,162                 587,834
 Lone Star Technologies /1/                                12,682                 647,162
                                                                                1,936,977
OIL REFINING & MARKETING (0.35%)
 Frontier Oil                                              23,285                 652,446
 WD-40                                                      7,084                 203,523
                                                                                  855,969
OIL-FIELD SERVICES (1.18%)
 Cal Dive International /1/                                16,451                 974,228
 Oceaneering International /1/                             11,030                 473,187
 Seacor Smit /1/                                           10,540                 698,170
 Tetra Technologies /1/                                     9,606                 382,991
 W-H Energy Services /1/                                   11,877                 372,938
                                                                                2,901,514
PAPER & RELATED PRODUCTS (0.49%)
 Buckeye Technologies /1/                                  14,211                 137,136
 Caraustar Industries /1/                                  12,222                 146,297
                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                             $
 Neenah Paper                                               6,273                 206,695
 Pope & Talbot                                              6,926                  77,571
 Rock-Tenn                                                 14,216                 191,490
 Schweitzer-Mauduit International                           6,455                 168,798
 Wausau Paper                                              21,965                 276,320
                                                                                1,204,307
PHARMACY SERVICES (0.39%)
 Accredo Health /1/                                        21,055                 953,160
PHYSICAL THERAPY & REHABILITATION CENTERS (0.07%)
 RehabCare Group /1/                                        7,115                 165,780
PHYSICIAN PRACTICE MANAGEMENT (0.57%)
 American Healthways /1/                                   14,092                 628,080
 Pediatrix Medical Group /1/                                9,730                 763,027
                                                                                1,391,107
POULTRY (0.12%)
 Sanderson Farms                                            6,668                 287,324
POWER CONVERTER & SUPPLY EQUIPMENT (0.24%)
 Advanced Energy Industries /1/                            11,564                 111,014
 Artesyn Technologies /1/                                  16,804                 155,437
 C&D Technologies                                          10,769                 108,444
 Magnetek /1/                                              12,146                  38,746
 Vicor                                                     12,986                 170,636
                                                                                  584,277
PRINTING-COMMERCIAL (0.18%)
 Bowne                                                     14,528                 199,179
 Consolidated Graphics /1/                                  5,439                 231,701
                                                                                  430,880
PROPERTY & CASUALTY INSURANCE (1.72%)
 Infinity Property & Casualty                               8,791                 311,553
 LandAmerica Financial Group                                7,686                 481,759
 Philadelphia Consolidated Holding /1/                      8,865                 735,972
 ProAssurance /1/                                          12,429                 533,950
 RLI                                                        9,833                 468,051
 SCPIE Holdings /1/                                         4,209                  55,306
 Selective Insurance Group                                 12,051                 600,019
 Stewart Information Services                               7,702                 362,456
 Zenith National Insurance                                  9,448                 657,959
                                                                                4,207,025
PUBLICLY TRADED INVESTMENT FUND (3.43%)
 iShares S&P SmallCap 600 Index Fund                      144,268               8,407,939
PUBLISHING-BOOKS (0.05%)
 Thomas Nelson                                              5,554                 126,853
RECREATIONAL CENTERS (0.02%)
 Bally Total Fitness Holding /1/                           14,477                  52,117
RECREATIONAL VEHICLES (0.47%)
 Arctic Cat                                                 6,689                 145,954
 Polaris Industries                                        18,094               1,000,598
                                                                                1,146,552
                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RECYCLING (0.11%)
                                                                             $
 Aleris International /1/                                  12,160                 278,099
RENTAL-AUTO & EQUIPMENT (0.19%)
 Aaron Rents                                               18,825                 461,965
RESEARCH & DEVELOPMENT (0.73%)
 PAREXEL International /1/                                 11,090                 220,358
 Pharmaceutical Product Development /1/                    22,465               1,285,672
 SFBC International /1/                                     7,300                 293,752
                                                                                1,799,782
RESPIRATORY PRODUCTS (0.88%)
 ResMed /1/                                                14,831                 993,677
 Respironics /1/                                           30,413               1,152,653
                                                                                2,146,330
RETAIL-APPAREL & SHOE (2.06%)
 Brown Shoe                                                 7,786                 307,158
 Burlington Coat Factory Warehouse                         13,499                 553,864
 Cato                                                      13,315                 281,745
 Childrens Place /1/                                        8,968                 409,838
 Christopher & Banks                                       15,205                 287,374
 Dress Barn /1/                                            11,057                 269,570
 Finish Line                                               19,756                 357,386
 Genesco /1/                                                9,630                 358,910
 Goody's Family Clothing                                   11,208                  86,750
 Hot Topic /1/                                             19,088                 325,259
 Men's Wearhouse /1/                                       21,833                 785,115
 Stage Stores /1/                                           7,697                 339,976
 Stein Mart                                                14,723                 334,065
 Too /1/                                                   14,087                 363,304
                                                                                5,060,314
RETAIL-AUTO PARTS (0.24%)
 PEP Boys-Manny, Moe & Jack                                23,607                 320,819
 TBC /1/                                                    9,537                 270,565
                                                                                  591,384
RETAIL-AUTOMOBILE (0.26%)
 Group 1 Automotive /1/                                    10,053                 291,939
 Sonic Automotive                                          15,232                 354,906
                                                                                  646,845
RETAIL-BEDDING (0.34%)
 Linens 'N Things /1/                                      19,229                 504,761
 Select Comfort /1/                                        15,333                 326,746
                                                                                  831,507
RETAIL-COMPUTER EQUIPMENT (0.66%)
 Electronics Boutique Holdings /1/                          7,713                 498,723
 GameStop /1/                                              21,930                 701,760
 Insight Enterprises /1/                                   20,561                 419,444
                                                                                1,619,927
RETAIL-CONVENIENCE STORE (0.19%)
 Casey's General Stores                                    21,319                 463,901
RETAIL-DISCOUNT (0.27%)
 Fred's                                                    16,917                 326,498
 ShopKo Stores /1/                                         12,795                 325,633
                                                                                  652,131
                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DRUG STORE (0.24%)
                                                                             $
 Longs Drug Stores                                         13,834                 600,257
RETAIL-FABRIC STORE (0.13%)
 Hancock Fabrics                                            8,144                  56,193
 Jo-Ann Stores /1/                                          9,813                 270,054
                                                                                  326,247
RETAIL-GARDENING PRODUCTS (0.35%)
 Tractor Supply /1/                                        15,208                 854,994
RETAIL-HOME FURNISHINGS (0.14%)
 Cost Plus /1/                                              9,355                 210,768
 Haverty Furniture                                          9,661                 129,168
                                                                                  339,936
RETAIL-JEWELRY (0.30%)
 Zale /1/                                                  21,751                 739,534
RETAIL-MAIL ORDER (0.05%)
 J. Jill Group /1/                                          8,047                 131,247
RETAIL-MUSIC STORE (0.29%)
 Guitar Center /1/                                         10,990                 709,899
RETAIL-OFFICE SUPPLIES (0.19%)
 School Specialty /1/                                       9,686                 454,564
RETAIL-PAWN SHOPS (0.11%)
 Cash America International                                12,448                 259,167
RETAIL-PETROLEUM PRODUCTS (0.10%)
 World Fuel Services                                        9,712                 238,430
RETAIL-RESTAURANTS (2.45%)
 CEC Entertainment /1/                                     14,928                 571,892
 IHOP                                                       8,515                 373,979
 Jack in the Box /1/                                       14,937                 568,353
 Landry's Seafood Restaurants                               8,655                 269,603
 Lone Star Steakhouse & Saloon                              8,195                 246,342
 O'Charley's /1/                                            9,444                 169,142
 P.F. Chang's China Bistro /1/                             11,108                 633,045
 Panera Bread /1/                                          13,092                 762,609
 Papa John's International /1/                              6,054                 260,927
 RARE Hospitality International /1/                        14,574                 454,126
 Ryan's Restaurant Group /1/                               17,839                 232,442
 Sonic /1/                                                 25,647                 777,360
 Steak N Shake /1/                                         11,804                 255,557
 Triarc                                                    27,538                 432,622
                                                                                6,007,999
RETAIL-SPORTING GOODS (0.16%)
 Hibbett Sporting Goods /1/                                10,094                 404,063
RETAIL-VIDEO RENTAL (0.12%)
 Movie Gallery                                             12,196                 305,876
RETIREMENT & AGED CARE (0.18%)
 Sunrise Senior Living /1/                                  8,129                 430,837
SAVINGS & LOANS-THRIFTS (1.94%)
 Anchor BanCorp Wisconsin                                   8,888                 283,883
 BankAtlantic Bancorp                                      22,648                 406,305
 BankUnited Financial                                      11,954                 315,586
                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                             $
 Brookline Bancorp.                                        26,199                 419,446
 Commercial Federal                                        16,250                 550,875
 Dime Community Bancshares                                 14,226                 230,746
 Downey Financial                                          10,060                 779,046
 FirstFed Financial /1/                                     7,024                 438,859
 Flagstar Bancorp.                                         20,031                 369,171
 MAF Bancorp                                               13,033                 574,886
 Sterling Financial /1/                                     9,796                 382,338
                                                                                4,751,141
SEISMIC DATA COLLECTION (0.27%)
 Input/Output /1/                                          28,747                 208,128
 Veritas DGC /1/                                           14,383                 442,997
                                                                                  651,125
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.37%)
 Exar /1/                                                  18,194                 289,740
 Pericom Semiconductor /1/                                 11,211                 105,271
 Power Integrations /1/                                    12,491                 288,542
 Standard Microsystems /1/                                  8,811                 224,328
                                                                                  907,881
SEMICONDUCTOR EQUIPMENT (1.40%)
 ATMI /1/                                                  15,784                 502,405
 Axcelis Technologies /1/ /2/                              42,573                 294,180
 Brooks Automation /1/                                     19,234                 319,284
 Cohu                                                       9,197                 226,338
 Helix Technology                                          11,098                 200,485
 Kulicke & Soffa Industries /1/                            21,999                 212,950
 Photronics /1/                                            16,982                 455,797
 Rudolph Technologies /1/                                   6,467                  98,557
 Ultratech /1/                                             10,164                 221,677
 Varian Semiconductor Equipment Associates
  /1/                                                      15,643                 649,497
 Veeco Instruments /1/                                     11,925                 241,124
                                                                                3,422,294
SOFTWARE TOOLS (0.06%)
 Altiris /1/                                               10,018                 151,372
STEEL PIPE & TUBE (0.60%)
 Maverick Tube /1/                                         18,223                 604,457
 Shaw Group /1/                                            32,966                 630,310
 Valmont Industries                                         8,698                 227,887
                                                                                1,462,654
STEEL PRODUCERS (0.64%)
 Carpenter Technology                                      10,451                 654,651
 Reliance Steel & Aluminum                                 12,724                 594,465
 Ryerson Tull                                              10,665                 203,702
 Steel Technologies                                         5,161                 110,600
                                                                                1,563,418
STEEL-SPECIALTY (0.03%)
 Material Sciences /1/                                      5,692                  85,380
STORAGE & WAREHOUSING (0.11%)
 Mobile Mini /1/                                            6,283                 264,012
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.13%)
 Intermagnetics General /1/                                10,878                 319,487
                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (0.21%)
                                                                             $
 Applied Signal Technology                                  4,829                 104,499
 Ditech Communications /1/                                 13,587                 109,919
 Network Equipment Technologies /1/                        10,528                  48,429
 Symmetricom /1/                                           19,595                 204,964
 Tollgrade Communications /1/                               5,592                  55,417
                                                                                  523,228
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.14%)
 C-COR.net /1/                                             20,281                 168,941
 Harmonic /1/                                              31,060                 165,550
                                                                                  334,491
TELECOMMUNICATION SERVICES (0.21%)
 Commonwealth Telephone Enterprises                         8,999                 385,157
 Intrado /1/                                                7,500                 122,325
                                                                                  507,482
TELEPHONE-INTEGRATED (0.09%)
 General Communication /1/                                 21,433                 220,331
THERAPEUTICS (0.47%)
 Connetics /1/                                             14,783                 276,590
 MGI Pharma /1/                                            30,489                 832,349
 Theragenics /1/                                           13,558                  47,860
                                                                                1,156,799
TOBACCO (0.09%)
 Alliance One International                                37,128                 224,996
TOYS (0.08%)
 Jakks Pacific /1/                                         11,330                 194,196
TRANSPORT-AIR FREIGHT (0.16%)
 EGL /1/                                                   19,962                 401,835
TRANSPORT-MARINE (0.20%)
 Kirby /1/                                                 10,035                 483,185
TRANSPORT-RAIL (0.32%)
 Kansas City Southern /1/                                  34,805                 785,201
TRANSPORT-SERVICES (0.15%)
 Offshore Logistics /1/                                     9,907                 356,652
TRANSPORT-TRUCK (1.20%)
 Arkansas Best                                             10,234                 351,026
 Forward Air                                               13,731                 478,525
 Heartland Express                                         25,813                 537,169
 Knight Transportation                                     20,031                 473,733
 Landstar System /1/                                       25,375                 845,495
 Old Dominion Freight Line /1/                              8,023                 265,722
                                                                                2,951,670
TRAVEL SERVICES (0.03%)
 Pegasus Solutions /1/                                      8,182                  88,775
VITAMINS & NUTRITION PRODUCTS (0.30%)
 Natures Sunshine Products                                  5,692                 113,555
 NBTY /1/ /2/                                              25,978                 628,668
                                                                                  742,223
WATER (0.09%)
 American States Water                                      7,126                 221,619
                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRE & CABLE PRODUCTS (0.18%)
 Belden CDT                                                20,018                 444,400
WIRELESS EQUIPMENT (0.16%)
                                                                             $
 Audiovox /1/                                               8,945                 161,144
 Viasat /1/                                                10,286                 229,789
                                                                                  390,933
X-RAY EQUIPMENT (0.17%)
 Hologic /1/                                                9,257                 422,027
                                             TOTAL COMMON STOCKS              244,284,902

                                              Principal

                                              Amount                            Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.29%)
FINANCE-MORTGAGE LOAN/BANKER (0.29%)

 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                         $                   $
  3.10%; 08/01/05                                         713,728                 713,728
                                          TOTAL COMMERCIAL PAPER                  713,728
                                                                             ------------

                            TOTAL PORTFOLIO INVESTMENTS (99.94%)              244,998,630
CASH AND RECEIVABLES, NET OF LIABILITIES (0.06%)                                  147,079
                                      TOTAL NET ASSETS (100.00%)             $245,145,709
                                                                             --------------

                            SCHEDULE OF INVESTMENTS
                          SMALLCAP S&P 600 INDEX FUND

                           JULY 31, 2005 (UNAUDITED)


                                                         Unrealized
   Contract                   Opening       Current     Gain (Loss)
     Type       Commitment  Market Value  Market Value
--------------------------------------------------------------------
FUTURES CONTRACTS
1 Russell 2000    Buy         $337,000      $341,075       $4,075
September 2005
Futures


/1 //Non-income producing security./
/2 //Security or a portion of the security was pledged to cover margin /
  /requirements for futures contracts. At the end of the period, the value / /of these securities totaled $664,299 or 0.27% of net assets./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 56,117,327
Unrealized Depreciation                        (8,693,005)
                                             ------------
Net Unrealized Appreciation (Depreciation)     47,424,322
Cost for federal income tax purposes         $197,574,308

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP VALUE FUND

                           JULY 31, 2005 (UNAUDITED)

                                              Principal
                                              Amount                       Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (94.82%)
AEROSPACE & DEFENSE EQUIPMENT (1.13%)
                                                                        $
 Armor Holdings /1/                                   13,730                 561,282
 Moog /1/                                             19,600                 618,772
                                                                           1,180,054
APPAREL MANUFACTURERS (1.32%)
 Guess? /1/                                           31,600                 739,440
 Hartmarx /1/                                         52,320                 534,710
 Maidenform Brands /1/                                 5,707                 104,153
                                                                           1,378,303
APPLICATIONS SOFTWARE (1.25%)
 Embarcadero Technologies /1/                         72,500                 453,125
 MRO Software /1/                                     51,660                 848,774
                                                                           1,301,899
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.33%)
 Keystone Automotive Industries /1/                   24,630                 649,986
 Modine Manufacturing                                 20,270                 731,139
                                                                           1,381,125
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (1.14%)
 Aftermarket Technology /1/                           27,207                 472,042
 Commercial Vehicle Group /1/                         29,100                 685,887
 Proliance International /1/                           4,778                  30,051
                                                                           1,187,980
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.20%)
 Eagle Materials                                       5,160                 529,932
 Texas Industries                                      9,830                 723,783
                                                                           1,253,715
BUILDING-HEAVY CONSTRUCTION (1.15%)
 Chicago Bridge & Iron                                19,420                 542,789
 Perini /1/                                           37,240                 655,796
                                                                           1,198,585
BUILDING-RESIDENTIAL & COMMERCIAL (1.25%)
 Levitt                                               20,450                 655,013
 Technical Olympic USA                                22,880                 645,674
                                                                           1,300,687
CHEMICALS-DIVERSIFIED (0.75%)
 FMC /1/                                              12,940                 782,611
CHEMICALS-SPECIALTY (1.61%)
 Albemarle                                            15,000                 571,500
 Arch Chemicals                                       15,800                 406,850
 Cytec Industries                                     15,520                 704,298
                                                                           1,682,648
COAL (0.79%)
 Alpha Natural Resources /1/                          10,232                 286,496
 Foundation Coal Holdings /1/                         16,175                 537,819
                                                                             824,315
COMMERCIAL BANKS (10.95%)
 BancFirst                                             8,650                 737,759
 Capital Corp of the West                             27,467                 883,888
 Cathay General Bancorp                               13,870                 492,940
 City Holding                                         13,964                 535,519
 Columbia Bancorp                                      7,635                 318,303
 Columbia Banking Systems                             45,097               1,248,285
 Community Trust Bancorp                              37,966               1,272,241
                                              Shares
                                              Held                         Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                        $
 Cullen/Frost Bankers                                 14,640                 733,464
 First State Bancorp.                                 19,910                 442,002
 Hancock Holding                                      31,920               1,199,234
 Hanmi Financial                                      28,620                 543,780
 IBERIABANK                                           15,410               1,031,854
 Pacific Capital Bancorp.                             23,070                 789,455
 Trico Bancshares                                     18,250                 443,110
 Vineyard National Bancorp.                           21,960                 733,244
                                                                          11,405,078
COMMUNICATIONS SOFTWARE (0.46%)
 Avid Technology /1/                                  11,690                 481,043
COMPUTERS-INTEGRATED SYSTEMS (1.16%)
 Brocade Communications Systems /1/                   78,830                 353,158
 Kronos /1/                                           11,510                 540,970
 RadiSys /1/                                          17,967                 311,548
                                                                           1,205,676
COMPUTERS-MEMORY DEVICES (1.00%)
 Komag /1/                                            14,900                 528,652
 Overland Storage /1/                                 49,050                 509,139
                                                                           1,037,791
CONSULTING SERVICES (0.36%)
 Navigant Consulting /1/                              18,540                 370,800
CONSUMER PRODUCTS-MISCELLANEOUS (0.54%)
 Central Garden & Pet /1/                             11,300                 566,921
CONTAINERS-METAL & GLASS (0.95%)
 Greif Brothers                                        5,530                 348,390
 Silgan Holdings                                      11,230                 644,939
                                                                             993,329
COSMETICS & TOILETRIES (0.54%)
 Elizabeth Arden /1/                                  23,290                 561,056
DISTRIBUTION-WHOLESALE (2.84%)
 Aviall /1/                                           17,120                 579,512
 Hughes Supply                                        22,090                 627,798
 United Stationers /1/                                 9,610                 498,278
 Watsco                                               12,430                 588,685
 WESCO International /1/                              19,570                 666,554
                                                                           2,960,827
E-SERVICES-CONSULTING (0.38%)
 Digital Insight /1/                                  16,110                 394,695
ELECTRIC-INTEGRATED (2.46%)
 PNM Resources                                        21,640                 636,000
 Westar Energy                                        38,810                 944,247
 WPS Resources                                        17,090                 987,118
                                                                           2,567,365
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.62%)
 Benchmark Electronics /1/                            20,240                 647,680
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.43%)
 DSP Group /1/                                        22,150                 552,643
 MEMC Electronics Materials /1/                       34,170                 580,548
                                              Shares
                                              Held                         Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                        $
 OmniVision Technologies /1/                          25,170                 355,652
                                                                           1,488,843
ELECTRONIC CONNECTORS (0.67%)
 Thomas & Betts /1/                                   20,710                 699,377
ELECTRONICS-MILITARY (0.44%)
 Engineered Support Systems                           12,515                 462,805
ENTERPRISE SOFTWARE & SERVICE (0.85%)
 Hyperion Solutions /1/                                9,030                 424,952
 ManTech International /1/                            14,717                 463,732
                                                                             888,684
FINANCE-AUTO LOANS (0.85%)
 WFS Financial /1/                                    14,810                 888,452
FINANCE-CREDIT CARD (0.79%)
 Advanta                                              27,480                 821,927
GAS-DISTRIBUTION (2.57%)
 Atmos Energy                                         29,630                 864,011
 Energen                                              27,350                 959,985
 UGI                                                  29,070                 852,914
                                                                           2,676,910
HOTELS & MOTELS (0.58%)
 LaSalle Hotel Properties                             17,280                 601,690
HUMAN RESOURCES (1.71%)
 Korn/Ferry International /1/                         31,900                 634,810
 Labor Ready /1/                                      48,530               1,150,646
                                                                           1,785,456
INDUSTRIAL GASES (0.53%)
 Airgas                                               18,600                 548,700
INSTRUMENTS-CONTROLS (0.55%)
 Mettler Toledo International /1/                     10,850                 569,625
INTERNET APPLICATION SOFTWARE (0.41%)
 Stellent /1/                                         50,340                 425,373
LIFE & HEALTH INSURANCE (0.81%)
 Scottish Annuity & Life Holdings                     34,896                 839,249
MACHINERY TOOLS & RELATED PRODUCTS (1.33%)
 Kennametal                                           18,150                 862,669
 Lincoln Electric Holdings                            14,260                 522,059
                                                                           1,384,728
MACHINERY-GENERAL INDUSTRY (0.43%)
 Gardner Denver /1/                                   10,832                 445,195
MEDICAL INSTRUMENTS (1.05%)
 Conmed /1/                                           19,130                 576,004
 dj Orthopedics /1/                                   21,003                 515,204
                                                                           1,091,208
MEDICAL PRODUCTS (0.49%)
 VNUS Medical Technologies /1/                        41,425                 515,327
MEDICAL-BIOMEDICAL/GENE (0.83%)
 Lexicon Genetics /1/                                 82,910                 463,467
                                              Shares
                                              Held                         Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                        $
 Serologicals /1/                                     17,430                 400,890
                                                                             864,357
MEDICAL-HOSPITALS (0.28%)
 LifePoint Hospitals /1/                               6,200                 289,912
MEDICAL-NURSING HOMES (0.51%)
 Kindred Healthcare /1/                               14,440                 530,526
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.39%)
 Radiation Therapy Services /1/                       15,530                 405,488
METAL PROCESSORS & FABRICATION (0.44%)
 Commercial Metals                                    15,930                 457,828
METAL-ALUMINUM (0.82%)
 Century Aluminum /1/                                 34,740                 850,088
MISCELLANEOUS INVESTING (10.08%)
 Arbor Realty Trust                                   43,580               1,342,264
 Brandywine Realty Trust                              38,150               1,236,060
 CBL & Associates Properties                          30,556               1,401,909
 Education Realty Trust                               37,569                 744,993
 Entertainment Properties Trust                       22,883               1,042,321
 Gramercy Capital                                     41,720               1,103,077
 Inland Real Estate                                   35,860                 594,917
 Newcastle Investment                                 30,986                 957,467
 Parkway Properties                                    8,550                 457,853
 Prentiss Properties Trust                            18,660                 755,170
 Spirit Finance                                       16,536                 194,463
 Ventas                                               20,750                 670,018
                                                                          10,500,512
MISCELLANEOUS MANUFACTURERS (0.49%)
 FreightCar America /1/                               15,964                 511,806
OFFICE SUPPLIES & FORMS (0.68%)
 Ennis                                                38,840                 707,276
OIL & GAS DRILLING (0.97%)
 Atwood Oceanics /1/                                   5,930                 404,248
 Helmerich & Payne                                    10,680                 610,042
                                                                           1,014,290
OIL COMPANY-EXPLORATION & PRODUCTION (3.11%)
 Energy Partners /1/                                  19,170                 507,238
 Forest Oil /1/                                       11,920                 533,539
 Houston Exploration /1/                              10,560                 610,262
 Remington Oil & Gas /1/                              16,260                 640,807
 St. Mary Land & Exploration                          14,200                 448,720
 Whiting Petroleum /1/                                12,640                 504,968
                                                                           3,245,534
OIL FIELD MACHINERY & EQUIPMENT (0.48%)
 Lone Star Technologies /1/                            9,850                 502,645
OIL REFINING & MARKETING (0.28%)
 Frontier Oil                                         10,550                 295,611
OIL-FIELD SERVICES (1.65%)
 Hornbeck Offshore Services /1/                       17,180                 513,682
 Oil States International /1/                         18,470                 546,343
                                              Shares
                                              Held                         Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (CONTINUED)
                                                                        $
 W-H Energy Services /1/                              21,160                 664,424
                                                                           1,724,449
PHYSICIAN PRACTICE MANAGEMENT (1.11%)
 Matria Healthcare /1/                                17,325                 612,266
 Pediatrix Medical Group /1/                           6,960                 545,803
                                                                           1,158,069
PRINTING-COMMERCIAL (0.57%)
 Consolidated Graphics /1/                            14,010                 596,826
PROPERTY & CASUALTY INSURANCE (2.00%)
 Arch Capital Group /1/                               29,020               1,334,920
 Stewart Information Services                         15,930                 749,666
                                                                           2,084,586
RADIO (0.38%)
 Beasley Broadcasting Group /1/                       27,520                 393,123
REINSURANCE (0.91%)
 Max Re Capital                                       41,310                 948,064
RESEARCH & DEVELOPMENT (1.13%)
 PRA International /1/                                21,544                 650,844
 SFBC International /1/                               13,220                 531,973
                                                                           1,182,817
RESORTS & THEME PARKS (0.48%)
 Vail Resorts /1/                                     17,700                 502,857
RESPIRATORY PRODUCTS (0.53%)
 Respironics /1/                                      14,512                 550,005
RETAIL-APPAREL & SHOE (2.40%)
 Charming Shoppes /1/                                 58,580                 687,144
 Dress Barn /1/                                       22,530                 549,281
 Men's Wearhouse /1/                                  10,874                 391,029
 New York & Co. /1/                                   19,580                 460,913
 Too /1/                                              15,890                 409,803
                                                                           2,498,170
RETAIL-AUTO PARTS (0.56%)
 CSK Auto /1/                                         30,920                 578,513
RETAIL-JEWELRY (0.39%)
 Zale /1/                                             12,000                 408,000
RETAIL-LEISURE PRODUCTS (0.42%)
 MarineMax /1/                                        13,010                 432,713
RETAIL-RESTAURANTS (1.83%)
 Checkers Drive-In Restaurant /1/                     26,920                 378,226
 Dave & Buster's /1/                                  26,130                 493,335
 Lone Star Steakhouse & Saloon                        17,670                 531,160
 Sonic /1/                                            16,710                 506,480
                                                                           1,909,201
SAVINGS & LOANS-THRIFTS (1.92%)
 Sterling Financial /1/                               32,417               1,265,236
 WSFS Financial                                       12,770                 731,210
                                                                           1,996,446
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.29%)
 SigmaTel /1/                                         15,250                 305,457
                                              Shares
                                              Held                         Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (1.07%)
                                                                        $
 Entegris /1/                                         43,850                 516,114
 Veeco Instruments /1/                                29,640                 599,321
                                                                           1,115,435
STEEL PIPE & TUBE (1.23%)
 NS Group /1/                                         19,955                 847,090
 Valmont Industries                                   16,433                 430,544
                                                                           1,277,634
STEEL-SPECIALTY (1.12%)
 Allegheny Technologies                               22,210                 645,645
 Oregon Steel Mills /1/                               23,500                 521,935
                                                                           1,167,580
TELECOMMUNICATION EQUIPMENT (1.73%)
 Arris Group /1/                                      59,150                 653,016
 Comtech Telecommunications /1/                        8,555                 302,419
 Tekelec /1/                                          33,950                 563,910
 Westell Technologies /1/                             68,460                 280,686
                                                                           1,800,031
TELECOMMUNICATION SERVICES (0.46%)
 Iowa Telecommunications Services                     25,021                 474,899
TRANSPORT-AIR FREIGHT (0.50%)
 ABX Air /1/                                          57,510                 517,590
TRANSPORT-MARINE (0.32%)
 OMI                                                  18,360                 331,031
TRANSPORT-SERVICES (0.43%)
 HUB Group /1/                                        14,360                 444,873
TRANSPORT-TRUCK (1.22%)
 Marten Transport /1/                                 25,330                 633,630
 Old Dominion Freight Line /1/                        19,230                 636,898
                                                                           1,270,528
WIRE & CABLE PRODUCTS (0.14%)
 General Cable /1/                                     8,974                 148,968
                                        TOTAL COMMON STOCKS               98,791,470


                                              Principal
                                              Amount                       Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.50%)
FINANCE-OTHER SERVICES (4.50%)
 Investment in Joint Trading Account;
  HSBC Funding
                                                   $                    $
  3.31%; 08/01/05                                  4,692,404               4,692,404
                                     TOTAL COMMERCIAL PAPER                4,692,404
                                                                        ------------

                       TOTAL PORTFOLIO INVESTMENTS (99.32%)              103,483,874
CASH AND RECEIVABLES, NET OF LIABILITIES (0.68%)                             707,579
                                 TOTAL NET ASSETS (100.00%)             $104,191,453
                                                                        --------------

/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $14,452,055
Unrealized Depreciation                       (1,587,541)
                                             -----------
Net Unrealized Appreciation (Depreciation)    12,864,514
Cost for federal income tax purposes         $90,619,360

                            SCHEDULE OF INVESTMENTS
                              TAX-EXEMPT BOND FUND

                           JULY 31, 2005 (UNAUDITED)

                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (97.34%)
ALABAMA (1.22%)
 Courtland, Alabama
  International Paper
                                               $                     $
  4.75%; 05/01/17                               2,000,000               2,053,380
ALASKA (0.63%)
 Alaska Housing Finance
  FGIC
  5.25%; 12/01/34                               1,000,000               1,070,790
ARIZONA (0.97%)
 Arizona State University
  AMBAC
  5.25%; 09/01/24                               1,500,000               1,630,920
CALIFORNIA (12.69%)
 California
  5.25%; 02/01/17                               2,190,000               2,379,347
  5.25%; 11/01/25                               2,000,000               2,142,560
  5.50%; 04/01/28                               2,000,000               2,203,760
 California Pollution Control Financing
  Authority
  Waste Management
  3.13%; 01/01/22                               1,750,000               1,741,023
 California Statewide Communities
  Development Authority
  Kaiser Permanente
  3.85%; 11/01/29                               1,000,000                 993,130
 Clovis, California Public Financing
  Authority
  MBIA
  5.25%; 08/01/30                               2,000,000               2,166,720
 Golden State Tobacco Securitization
  5.50%; 06/01/43                                 500,000                 560,985
  5.63%; 06/01/20                               3,000,000               3,150,360
 Golden State Tobacco Securitization
  FGIC
  5.00%; 06/01/35 /1/                           4,000,000               4,196,280
 San Diego Redevelopment Agency
  XLCA
  5.00%; 09/01/23                               1,775,000               1,858,070
                                                                       21,392,235
COLORADO (2.47%)
 Colorado Health Facilities Authority
  Catholic Health Initiatives
  5.38%; 12/01/11                               1,565,000               1,665,927
 Fort Collins, Colorado Lease
  Certificate
  AMBAC
  5.38%; 06/01/23                               2,275,000               2,496,972
                                                                        4,162,899
FLORIDA (4.84%)
 Dade County, Florida
  FGIC
  5.25%; 10/01/11                               1,040,000               1,106,487
 Gainesville, Florida
  5.20%; 10/01/26                                 590,000                 608,532
                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
FLORIDA (CONTINUED)
 Orange County, Florida
  AMBAC
                                               $                     $
  5.50%; 10/01/32                               3,000,000               3,292,350
 Orange County, Florida School Board
  5.38%; 08/01/22                               2,690,000               2,833,027
  5.38%; 08/01/22                                 310,000                 325,342
                                                                        8,165,738
GEORGIA (0.61%)
 Richmond County, Georgia
  ASU Jaguar Student Housing
  5.00%; 02/01/20                               1,000,000               1,027,180
IDAHO (1.55%)
 Idaho Health Facilities Authority
  Portneuf Medical Center Project
  5.25%; 09/01/25                               2,000,000               2,118,900
 Idaho Housing & Finance Association
  5.90%; 01/01/15                                 490,000                 503,137
                                                                        2,622,037
ILLINOIS (8.73%)
 Chicago, Illinois
  6.30%; 09/01/29                               1,075,000               1,117,699
 Chicago, Illinois Board of Education
  Albany PK Academy
  5.50%; 12/01/21                               1,270,000               1,416,126
 Chicago, Illinois Board of Education
  Benito Juarez Community Academy
  6.00%; 12/01/18                               1,290,000               1,499,161
  6.00%; 12/01/21                               1,540,000               1,798,889
 Chicago, Illinois Gas Supply
  Peoples Gas Light
  4.75%; 03/01/30                               2,000,000               2,073,660
 Cook County, Illinois
  5.25%; 11/15/28                               2,000,000               2,163,300
 Illinois Finance Authority
  OSF Healthcare System
  5.25%; 11/15/23                               1,500,000               1,564,245
 Illinois Health Facility
  Advocate Health
  5.25%; 08/15/08                                 320,000                 342,944
  7.00%; 02/15/09                                 190,000                 204,573
  7.00%; 02/15/18                                 720,000                 881,172
 Illinois Health Facility
  Lake Forest Hospital
  6.00%; 07/01/17                               1,500,000               1,650,750
                                                                       14,712,519
INDIANA (5.58%)
 Hendricks County, Indiana
  5.50%; 07/15/20                               2,500,000               2,770,100
 Indiana Bond Bank
  Water & Sewer
  5.88%; 08/01/13                               1,060,000               1,185,091
 Indiana Health Facility
  Clarion Health Partners
  5.38%; 02/15/09                               2,020,000               2,112,677
                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
INDIANA (CONTINUED)
 Indianapolis Public Improvement
  MBIA
                                               $                     $
  5.50%; 01/01/16                               3,000,000               3,332,820
                                                                        9,400,688
IOWA (1.82%)
 Chillicothe, Iowa
  IES Utilities
  3.60%; 11/01/23                               1,100,000               1,080,288
 Eddyville, Iowa
  Cargill
  5.63%; 12/01/13 /2/                           1,000,000               1,006,700
 Lansing, Iowa
  Interstate Power
  3.60%; 11/01/08                               1,000,000                 981,490
                                                                        3,068,478
KANSAS (1.19%)
 Burlington, Kansas
  Kansas City Power & Light
  2.38%; 10/01/17                               2,000,000               1,998,380
KENTUCKY (1.77%)
 Adair County, Kentucky
  5.10%; 09/01/20                               2,820,000               2,989,059
MAINE (1.67%)
 Jay, Maine
  International Paper
  6.20%; 09/01/19                               1,000,000               1,067,460
 Maine Governmental Facilities Authority
  MBIA
  5.38%; 10/01/17                               1,600,000               1,751,216
                                                                        2,818,676
MARYLAND (2.15%)
 Maryland Community Development
  Administration
  Single Family Program
  5.60%; 04/01/18                               3,500,000               3,627,960
MASSACHUSETTS (3.00%)
 Massachusetts
  5.50%; 03/01/12                               3,000,000               3,317,340
 Massachusetts Housing Finance Agency
  FSA
  3.15%; 06/01/08                               1,750,000               1,740,690
                                                                        5,058,030
MICHIGAN (2.94%)
 Michigan State Trunk Line
  FSA
  5.25%; 10/01/21                               1,000,000               1,087,610
 Michigan Strategic Fund
  Detroit Edison
  5.45%; 09/01/29                               2,000,000               2,097,300
                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
MICHIGAN (CONTINUED)
 Walled Lake, Michigan
  MBIA
                                               $                     $
  5.25%; 05/01/22                               1,625,000               1,764,945
                                                                        4,949,855
MISSISSIPPI (1.31%)
 Mississippi
  5.50%; 09/01/10                               2,000,000               2,203,520
MISSOURI (1.30%)
 Missouri Housing Development Commission
  GNMA/FNMA
  5.05%; 09/01/24                                 905,000                 928,150
 Missouri State Health & Educational
  Facilities Authority
  BJC Health System
  5.00%; 05/15/20                               1,200,000               1,270,428
                                                                        2,198,578
NEW HAMPSHIRE (1.31%)
 New Hampshire Health & Education
  Facilities Authority
  FSA
  5.50%; 08/01/27                               2,000,000               2,209,980
NEW JERSEY (0.65%)
 New Jersey Economic Development
  Authority
  5.00%; 06/15/11                                 525,000                 563,976
  5.63%; 06/15/19                                 500,000                 536,805
                                                                        1,100,781
NEW YORK (7.80%)
 City of New York
  XLCA
  6.25%; 08/01/08                                 750,000                 784,658
  6.25%; 04/15/17                                 185,000                 197,304
 New York City Municipal Water Finance
  Authority
  5.00%; 06/15/31                               2,540,000               2,671,293
 New York State Dormitory Authority
  AMBAC
  6.13%; 07/01/12                               2,000,000               2,257,620
 New York State Dormitory Authority
  MBIA
  5.25%; 10/01/23                               1,500,000               1,632,675
 Tobacco Settlement Financing Authority
  5.25%; 06/01/21                               2,200,000               2,389,530
  5.50%; 06/01/14                               2,000,000               2,165,600
 United Nations Development
  5.25%; 07/01/14                               1,000,000               1,045,010
                                                                       13,143,690
NORTH CAROLINA (1.42%)
 Fayetteville, North Carolina
  2.34%; 03/01/24                               2,400,000               2,400,000
                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
OKLAHOMA (1.38%)
 Tulsa Industrial Authority
  St. John Medical Center
                                               $                     $
  6.25%; 02/15/06                               1,280,000               1,304,166
  6.25%; 02/15/06                               1,000,000               1,018,880
                                                                        2,323,046
OREGON (0.60%)
 Oregon State Housing & Community
  Services Department
  5.65%; 07/01/28                                 995,000               1,019,328
PENNSYLVANIA (0.63%)
 Pennsylvania State University
  Government of the University
  5.00%; 09/01/29                               1,000,000               1,058,450
PUERTO RICO (1.27%)
 Puerto Rico
  5.25%; 07/01/22                               2,000,000               2,147,160
SOUTH CAROLINA (1.95%)
 South Carolina Public Service
  FSA
  5.38%; 01/01/16                               3,000,000               3,283,020
TEXAS (13.05%)
 Brazos River Authority
  Houston Industries
  5.13%; 05/01/19                               2,000,000               2,121,460
 Guadalupe-Blanco River Authority
  E.I. Dupont De Nemours
  6.35%; 07/01/22                               2,500,000               2,556,950
 Lower Colorado River Authority
  FSA
  6.00%; 05/15/13                               2,500,000               2,751,425
 Lower Colorado River Authority
  MBIA
  5.38%; 05/15/20                               3,000,000               3,238,650
 Red River Authority
  MBIA
  6.00%; 06/01/20                               1,000,000               1,044,090
 San Antonio, Texas
  FSA
  5.50%; 05/15/17                               2,090,000               2,310,098
 Texas
  5.00%; 04/01/26                               5,000,000               5,298,650
 Texas State Department Of Housing &
  Community Affairs
  5.70%; 01/01/33                               2,555,000               2,673,603
                                                                       21,994,926
UTAH (1.69%)
 Utah Water Finance Agency
  AMBAC
  5.00%; 10/01/26                               2,700,000               2,850,309
                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
VIRGINIA (1.71%)
 Tobacco Settlement Financing
  Asset Backed Securities
                                               $                     $
  5.25%; 06/01/19                               2,790,000               2,889,575
WASHINGTON (3.47%)
 Grant County, Washington
  5.00%; 01/01/24                               1,550,000               1,640,675
 Port of Seattle, Washington
  Intermediate Lien
  5.00%; 03/01/26                               2,000,000               2,117,060
 Seattle, Washington
  5.00%; 07/01/33                               2,000,000               2,084,900
                                                                        5,842,635
WEST VIRGINIA (3.36%)
 Braxton County, West Virginia
  Weyerhaeuser
  6.13%; 04/01/26                               2,000,000               2,095,640
 Marshall County, West Virginia
  Ohio Power
  5.90%; 04/01/22                               1,500,000               1,512,030
 Pleasants County, West Virginia
  Potomac Edison
  6.15%; 05/01/15                               2,000,000               2,054,520
                                                                        5,662,190
WISCONSIN (0.61%)
 Wisconsin Health & Educational
  Facilities
  Franciscan Skemp Medical Center
  6.13%; 11/15/15                               1,000,000               1,028,230
                                  TOTAL TAX-EXEMPT BONDS              164,104,242


                                            Principal Amount
                                                                        Value
----------------------------------------------------------------------------------------
OTHER (0.77%)
                                                                     $
 Blackrock Institutional Fund                  $1,100,000               1,100,000
 Merrill Lynch Institutional Tax-Exempt
  Munifund                                        200,000                 200,000
                                             TOTAL OTHER                1,300,000
                                                                     ------------

                    TOTAL PORTFOLIO INVESTMENTS (98.11%)              165,404,242
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (1.89%)                                                                3,191,911
                              TOTAL NET ASSETS (100.00%)             $168,596,153
                                                                     --------------

                            SCHEDULE OF INVESTMENTS
                              TAX-EXEMPT BOND FUND

                           JULY 31, 2005 (UNAUDITED)


/1 //Security purchased on a when-issued basis./
/2 //Restricted Security - The fund held securities, which were purchased in /
  /private placement transactions and may require registration, or an / /exemption therefrom, in order to effect their sale in the ordinary course / /of business. At the end of the period, restricted securities totaled / /$1,006,700 or 0.60% of net assets./


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  4,570,450
Unrealized Depreciation                          (238,913)
                                             ------------
Net Unrealized Appreciation (Depreciation)      4,331,537
Cost for federal income tax purposes         $161,072,705

                            SCHEDULE OF INVESTMENTS
                             ULTRA SHORT BOND FUND

                           JULY 31, 2005 (UNAUDITED)

                                                    Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (97.93%)
ASSET BACKED SECURITIES (11.35%)
 Countrywide Asset Backed Certificates
                                                   $                      $
  4.11%; 11/25/35 /1/                                1,000,000                999,563
  4.12%; 12/25/35 /1/                                  875,000                874,614
  4.46%; 06/25/35 /1/                                1,000,000              1,000,424
  4.91%; 05/25/33 /1/                                1,000,000              1,011,045
  5.50%; 10/25/35 /2/                                  897,456                893,775
 Master Asset Backed Securities Trust
  4.33%; 12/25/34 /1/                                1,000,000              1,001,022
  4.75%; 05/26/35 /2/ /3/                            1,000,000              1,000,000
 Park Place Securities
  3.47%; 12/25/34 /2/ /3/                              156,208                155,427
 Residential Asset Mortgage Products
  3.81%; 01/25/26                                      190,000                188,635
 Sail Net Interest Margin Notes
  4.75%; 07/27/35 /2/ /3/                            1,000,000                999,554
  5.50%; 06/27/35 /2/ /3/                            1,000,000                995,000
                                                                            9,119,059
AUTO FLOOR PLAN ASSET BACKED SECURITIES (0.42%)
 CNH Wholesale Master Note Trust
  3.64%; 06/15/11 /1/ /3/                              336,000                336,000
AUTO-CARS & LIGHT TRUCKS (0.62%)
 DaimlerChrysler Holding
  3.61%; 03/07/07 /1/                                  500,000                498,533
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.32%)
 Navistar International
  9.38%; 06/01/06                                      250,000                258,125
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.94%)
 Hanson Overseas
  6.75%; 09/15/05                                      750,000                752,381
BUILDING-RESIDENTIAL & COMMERCIAL (0.33%)
 Standard-Pacific
  9.50%; 09/15/10                                      250,000                263,125
CABLE TV (1.51%)
 Cox Communications
  3.95%; 12/14/07 /1/                                  250,000                251,291
 EchoStar DBS
  9.13%; 01/15/09                                      200,000                212,500
 TCI Communications
  7.25%; 08/01/05                                      750,000                750,000
                                                                            1,213,791
CELLULAR TELECOMMUNICATIONS (1.03%)
 AT&T Wireless Services
  7.35%; 03/01/06                                      350,000                356,171
 Rogers Wireless Communications
  6.54%; 12/15/10 /1/                                  250,000                260,313
 Telus
  7.50%; 06/01/07                                      200,000                210,325
                                                                              826,809
CHEMICALS-DIVERSIFIED (0.32%)
 Lyondell Chemical
  9.88%; 05/01/07                                      250,000                256,875
                                                    Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL MORTGAGE BACKED SECURITY (1.24%)
 Bear Stearns Alt-A Trust
                                                   $                      $
  4.11%; 07/25/35 /1/ /3/                            1,000,000                999,219
COMMERCIAL SERVICES (0.44%)
 Aramark Services
  7.00%; 07/15/06                                      350,000                356,416
COMPUTERS-MEMORY DEVICES (0.40%)
 Seagate Technology HDD Holdings
  8.00%; 05/15/09                                      300,000                319,125
CREDIT CARD ASSET BACKED SECURITIES (0.62%)
 Discover Card Master Trust I
  3.63%; 05/15/12 /1/                                  500,000                499,131
CRUISE LINES (0.42%)
 Royal Caribbean Cruises
  7.25%; 08/15/06                                      330,000                338,250
DIVERSIFIED FINANCIAL SERVICES (0.38%)
 NiSource Finance
  7.63%; 11/15/05                                      300,000                302,991
DIVERSIFIED MANUFACTURING OPERATIONS (0.38%)
 Tyco International Group
  6.38%; 02/15/06                                      300,000                303,352
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.63%)
 Cendant
  6.88%; 08/15/06                                      497,000                509,049
ELECTRIC-INTEGRATED (1.97%)
 Allegheny Energy
  7.75%; 08/01/05                                      250,000                250,000
 DTE Energy
  6.45%; 06/01/06                                      300,000                304,947
 Duke Energy
  3.82%; 12/08/05 /1/                                  140,000                140,013
 Georgia Power
  3.45%; 02/17/09 /1/                                  250,000                250,516
 PSEG Power
  6.88%; 04/15/06                                      300,000                305,099
 TXU
  6.38%; 06/15/06                                      200,000                202,965
 Wisconsin Energy
  5.88%; 04/01/06                                      125,000                126,245
                                                                            1,579,785
ELECTRONIC CONNECTORS (0.31%)
 Thomas & Betts
  6.50%; 01/15/06                                      250,000                252,105
FINANCE-AUTO LOANS (0.75%)
 Ford Motor Credit
  6.88%; 02/01/06                                      300,000                302,977
 General Motors Acceptance
  6.75%; 01/15/06                                      300,000                302,359
                                                                              605,336
                                                    Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-COMMERCIAL (0.62%)
 Textron Financial
                                                   $                      $
  3.47%; 08/29/06 /1/                                  500,000                500,577
FINANCE-CONSUMER LOANS (1.09%)
 American General Finance
  5.88%; 12/15/05                                      125,000                125,876
 Household Finance
  3.55%; 11/16/09 /1/                                  750,000                752,573
                                                                              878,449
FINANCE-CREDIT CARD (1.01%)
 American Express Credit
  7.45%; 08/10/05 /1/                                  100,000                100,073
 Capital One Bank
  6.88%; 02/01/06                                       50,000                 50,649
 Capital One Financial
  7.25%; 05/01/06                                      350,000                357,602
 MBNA
  3.64%; 05/05/08 /1/                                  300,000                302,479
                                                                              810,803
FINANCE-INVESTMENT BANKER & BROKER (5.66%)
 Bear Stearns
  3.98%; 01/30/09 /1/                                  500,000                502,271
 Citigroup
  3.51%; 06/09/09 /1/                                1,000,000              1,000,894
 Credit Suisse First Boston
  0.68%; 07/15/37                                   27,778,000                940,730
 Goldman Sachs Group
  3.54%; 03/02/10 /1/                                  500,000                499,070
 Lehman Brothers Holdings
  3.48%; 11/10/09 /1/                                  750,000                752,033
 Merrill Lynch
  7.38%; 05/15/06                                      100,000                102,377
 Morgan Stanley
  3.88%; 01/15/10 /1/                                  750,000                752,174
                                                                            4,549,549
FINANCE-LEASING COMPANY (0.62%)
 International Lease Finance
  4.00%; 01/15/10 /1/                                  500,000                499,023
FINANCE-MORTGAGE LOAN/BANKER (1.25%)
 Countrywide Home Loan
  3.52%; 11/16/07 /1/                                  500,000                500,542
 Residential Capital
  4.84%; 06/29/07 /1/ /2/                              500,000                500,520
                                                                            1,001,062
FOOD-MEAT PRODUCTS (0.58%)
 Tyson Foods
  7.25%; 10/01/06                                      450,000                464,420
FOOD-MISCELLANEOUS/DIVERSIFIED (0.44%)
 ConAgra Foods
  6.00%; 09/15/06                                      350,000                354,299
FOOD-RETAIL (0.72%)
 Kroger
  8.15%; 07/15/06                                      200,000                206,734
                                                    Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (CONTINUED)
 Safeway
                                                   $                      $
  3.68%; 11/01/05 /1/                                  375,000                375,252
                                                                              581,986
FORESTRY (0.11%)
 Weyerhaeuser
  6.00%; 08/01/06                                       89,000                 90,294
GAS-DISTRIBUTION (0.44%)
 Sempra Energy
  3.75%; 05/21/08 /1/                                  350,000                351,520
HOME EQUITY-OTHER (6.23%)
 First NLC Trust
  4.21%; 06/29/35 /1/                                1,000,000              1,004,378
 JP Morgan Mortgage Acquisition
  4.17%; 07/25/35 /1/ /3/                            1,000,000              1,000,000
 Long Beach Mortgage Loan Trust
  3.96%; 02/25/35 /1/                                1,000,000              1,003,842
 Option One Mortgage Loan Trust
  4.05%; 07/31/35 /1/                                1,000,000                999,893
 Saxon Asset Securities Trust
  4.16%; 10/25/35 /1/                                1,000,000                999,454
                                                                            5,007,567
HOME EQUITY-SEQUENTIAL (4.97%)
 Ameriquest Mortgage Securities
  4.16%; 06/25/35 /1/                                1,000,000              1,000,321
 New Century Home Equity Loan Trust
  4.16%; 07/25/35 /1/                                1,000,000                995,920
 Residential Asset Securities
  4.14%; 04/25/35 /1/                                1,000,000                998,449
  4.21%; 07/25/35 /1/                                1,000,000              1,000,633
                                                                            3,995,323
HOTELS & MOTELS (0.38%)
 Marriott International
  6.88%; 11/15/05                                      300,000                302,417
INSURANCE BROKERS (0.43%)
 Marsh & McLennan
  3.71%; 07/13/07 /1/                                  350,000                347,550
LIFE & HEALTH INSURANCE (2.68%)
 Cigna
  6.38%; 01/15/06                                      400,000                403,814
 Hartford Life Global Funding Trusts
  3.58%; 09/15/09 /1/                                  750,000                749,637
 Pacific Life Global Funding
  6.60%; 06/22/11 /2/                                  500,000                499,650
 Sun Life Financial Global Funding
  3.67%; 07/06/10 /1/ /2/                              500,000                499,520
                                                                            2,152,621
MACHINERY-FARM (0.31%)
 Case
  7.25%; 08/01/05                                      250,000                250,000
MEDICAL-HMO (0.43%)
 Anthem
  4.88%; 08/01/05                                      125,000                125,000
                                                    Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HMO (CONTINUED)
 Pacificare Health Systems
                                                   $                      $
  10.75%; 06/01/09                                     200,000                219,250
                                                                              344,250
MEDICAL-HOSPITALS (0.33%)
 HCA
  7.13%; 06/01/06                                      260,000                264,782
MISCELLANEOUS INVESTING (1.58%)
 Duke Realty
  7.38%; 09/22/05                                      385,000                386,778
 Host Marriott
  9.50%; 01/15/07                                      250,000                264,063
 iStar Financial
  3.74%; 03/03/08 /1/                                  400,000                398,796
 Simon Property Group
  6.88%; 11/15/06                                      217,000                222,011
                                                                            1,271,648
MONEY CENTER BANKS (0.44%)
 Bank of America
  3.76%; 08/02/10 /1/                                  350,000                349,792
MORTGAGE BACKED SECURITIES (30.07%)
 Banc of America Commercial Mortgage
  0.22%; 07/10/42                                   80,100,600              1,041,308
  0.63%; 07/10/43                                   42,117,840                995,792
 Bear Stearns Commercial Mortgage
  Secuirities
  3.83%; 06/15/17 /1/ /2/                            1,000,000              1,000,212
 Citigroup Commercial Mortgage Trust
  0.47%; 05/15/43 /2/                               38,725,000                976,141
 Citigroup Mortgage Loan Trust
  4.02%; 05/25/35 /1/                                1,000,000                998,609
 Countrywide Alternative Loan Trust
  4.31%; 07/25/35 /1/ /3/                              998,514                998,514
  4.51%; 02/25/35 /1/                                1,000,000              1,008,181
  4.56%; 10/25/34 /1/                                  712,000                719,158
 CS First Boston Mortgage Securities
  2.06%; 05/15/38 /2/                                1,886,718                117,535
 GMAC Commercial Mortgage Securities
  0.78%; 05/10/43 /1/                               18,070,000                595,298
 GS Mortgage Securities
  0.73%; 07/10/39 /1/ /2/                           25,883,000                975,297
 HomeBanc Mortgage Trust
  4.13%; 07/25/35 /1/ /3/                            1,000,000              1,000,781
 IMPAC Commercial Mortgage Trust
  1.20%; 07/25/35 /3/                              234,658,658                802,533
  3.97%; 07/25/35 /1/ /3/                              450,000                450,000
  4.00%; 08/25/35 /1/ /3/                              494,797                494,797
  4.96%; 09/25/34 /1/ /3/                              751,336                760,376
  5.01%; 10/25/34 /1/                                  677,250                689,622
 IMPAC Secured Assets
  3.71%; 03/25/34                                    1,000,000                992,486
 Indymac Index Mortgage Loan Trust
  0.80%; 07/25/35 /1/ /3/                           76,959,300                988,003
                                                    Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 JP Morgan Chase Commercial Mortgage
  Securities
                                                   $                      $
  0.73%; 07/15/42 /1/                               26,605,481                730,640
 LB-UBS Commercial Mortgage Trust
  0.77%; 07/15/40 /1/ /2/                           24,197,000                953,991
 Merrill Lynch Mortgage Trust
  0.60%; 05/12/43                                   11,640,000                383,759
 New Century Mortgage
  4.70%; 11/25/06 /2/ /3/                              939,612                939,612
 Structured Asset Mortgage Investments
  4.04%; 08/25/35 /1/ /3/                              998,842                998,842
  4.14%; 05/25/45 /1/ /3/                              899,758                899,758
 Wachovia Bank Commercial
  Mortgage Trust
  0.58%; 05/15/44 /1/                               21,640,000                715,592
 Washington Mutual
  4.06%; 07/25/45 /1/ /3/                            1,000,000              1,000,000
  4.85%; 09/25/35 /1/ /3/                            1,000,000                997,188
  4.95%; 08/25/35 /3/                                  944,125                942,797
                                                                           24,166,822
MULTI-LINE INSURANCE (0.64%)
 CNA Financial
  6.75%; 11/15/06                                      500,000                513,169
MULTIMEDIA (1.11%)
 AOL Time Warner
  6.13%; 04/15/06                                      200,000                202,378
 Media General
  6.95%; 09/01/06                                      300,000                306,750
 Walt Disney
  6.75%; 03/30/06                                      375,000                381,237
                                                                              890,365
OIL COMPANY-EXPLORATION & PRODUCTION (1.32%)
 Norcen Energy Resources
  7.38%; 05/15/06                                      200,000                204,387
 Oryx Energy
  8.13%; 10/15/05                                      200,000                201,452
 Pemex Project Funding Master Trust
  4.71%; 06/15/10 /1/ /2/                              350,000                360,500
 PennzEnergy
  10.25%; 11/01/05                                     290,000                294,111
                                                                            1,060,450
OIL REFINING & MARKETING (0.32%)
 CITGO Petroleum
  7.88%; 05/15/06                                      250,000                255,000
PAPER & RELATED PRODUCTS (0.81%)
 Union Camp
  7.00%; 08/15/06                                      642,000                655,043
                                                    Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (0.24%)
 ACE INA Holdings
                                                   $                      $
  8.30%; 08/15/06                                      185,000                192,116
PUBLISHING-BOOKS (0.57%)
 Reed Elsevier Capital
  3.73%; 06/15/10 /1/                                  455,000                454,912
REAL ESTATE OPERATOR & DEVELOPER (0.45%)
 EOP Operating
  8.38%; 03/15/06                                      350,000                358,698
REGIONAL BANKS (1.68%)
 Bank One
  7.63%; 08/01/05                                      350,000                350,000
 Wachovia
  3.48%; 03/01/12 /1/                                1,000,000                999,849
                                                                            1,349,849
RETAIL-DRUG STORE (0.31%)
 CVS
  5.63%; 03/15/06                                      250,000                251,995
RETAIL-RESTAURANTS (0.95%)
 Darden Restaurants
  6.38%; 02/01/06                                      250,000                252,415
 Yum! Brands
  8.50%; 04/15/06                                      500,000                514,216
                                                                              766,631
SAVINGS & LOANS-THRIFTS (0.25%)
 Washington Mutual
  7.25%; 08/15/05                                      200,000                200,221
SPECIAL PURPOSE ENTITY (0.62%)
 Xlliac Global Funding
  3.54%; 06/02/08 /1/ /2/                              500,000                499,865
SUPRANATIONAL BANK (0.62%)
 Corp Andina de Fomento
  3.44%; 06/16/06 /1/                                  500,000                499,901
TELEPHONE-INTEGRATED (1.76%)
 BellSouth
  4.26%; 04/26/21 /2/                                  500,000                499,924
 France Telecom
  7.45%; 03/01/06 /1/                                  306,000                311,436
 SBC Communications
  4.39%; 06/05/06 /2/                                  300,000                300,090
 Telefonica Europe
  7.35%; 09/15/05                                      300,000                301,169
                                                                            1,412,619
TRANSPORT-RAIL (1.51%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                      350,000                352,826
 CSX
  3.51%; 08/03/06 /1/                                  553,000                554,123
                                                    Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
 Union Pacific
                                                   $                      $
  6.70%; 12/01/06                                      300,000                307,814
                                                                            1,214,763
                                                  TOTAL BONDS              78,699,808

                                                    Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (2.29%)
                                                   $                      $
2.66%;01/01/35 /1/                                     940,039                944,231
2.80%;02/01/35                                         872,218                891,132
                                      TOTAL FNMA CERTIFICATES               1,835,363


                                                    Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.59%)
FINANCE-MORTGAGE LOAN/BANKER (0.59%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                   $                      $
  3.10%; 08/01/05                                      473,745                473,745
                                       TOTAL COMMERCIAL PAPER                 473,745
                                                                          -----------

                        TOTAL PORTFOLIO INVESTMENTS (100.81%)              81,008,916
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.81%)                            (647,028)
                                   TOTAL NET ASSETS (100.00%)             $80,361,888
                                                                          --------------

/1 //Variable rate./
/2 //Security exempt from registration under Rule 144A of the Securities / /Act of 1933. These securities may be resold in transactions exempt / /from registration, normally to qualified institutional buyers. Unless / /otherwise indicated, these securities are not considered to be illiquid. / /At the end of the period, the value of these securities totaled / /$12,166,613 or 15.14% of net assets./
/3 //Market value is determined in accordance with procedures established / /in good faith by the Board of Directors. At the end of the period, the / /value of these securities totaled $16,758,401 or 20.85% of net assets. /

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   114,112
Unrealized Depreciation                         (199,385)
                                             -----------
Net Unrealized Appreciation (Depreciation)       (85,273)
Cost for federal income tax purposes         $81,094,189


The Fund's schedules of investments as of July 31, 2005 have not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


                                      253

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Investors Fund, Inc.
                     -----------------------------------------------------------



By   /s/ Ralph C. Eucher
     -------------------------------------------------------------------
     Ralph C. Eucher, President

Date 9/23/2005
     ---------------------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Ralph C. Eucher
     -------------------------------------------------------------------
     Ralph C. Eucher, President

Date 9/23/2005
     ---------------------------



By   /s/ Jill R. Brown
     ------------------------------------------------------------
     Jill R. Brown, Vice President and Chief Financial Officer

Date 9/23/2005
     ---------------------------